UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09195

SA FUNDS – INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California			95128
(Address of principal executive offices)			(Zip code)

Steven McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Avenue, Suite 2000 San Jose, California 95128
(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, DC 20006

Jack Huntington, Esq.

State Street Bank and Trust Company

2 Avenue de Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		408-260-3100

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2007

Item 1.  Reports to Shareholders.

Structured Assets

For An Unstructured World

Annual Report  June 30, 2007

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that Fund objectives will be achieved.

SA Global Fixed Income Fund

The Fund invests in high quality fixed income securities maturing in five years or less, and issued by companies and government agencies in the U.S. and developed foreign countries. The Fund intends to declare dividends on income quarterly and realized capital gains annually.

Effective June 30, 2007, the SA Fixed Income Fund changed its name to SA Global Fixed Income Fund to better reflect its investment strategies. In addition, the benchmark index for the Fund has been changed from the Lehman Brothers Aggregate Bond Index to the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar because it includes global securities and the Lehman Brothers Aggregate Bond Index includes only U.S. securities.

The Fund finished fiscal year 2007 in positive territory with a return of 4.60%, as compared to its benchmark index return of 4.86% for the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar and the Lehman Aggregate Bond Index return of 6.12%.

The Fund's allocation to the U.S. has declined to just over 26%. Despite recent increases, U.S. interest rates have actually declined on a year-over-year basis. The yield on the 5-year U.S. Treasury fell from 5.10% on June 30, 2006 to 4.97% on June 30, 2007. The 2-Year Treasury fell from 5.16% to 4.87%, thereby reversing the "inversion" of the yield curve. Yield curves in the U.S., Europe, U.K., Australia, and Canada were either inverted or relatively flat with only modest upward slopes inside of one year. As a result of limited term risk opportunities, the average maturity of the Fund decreased to 1.6 years as compared to 2.9 years at the end of fiscal year 2006.

Comparison of Change in Value of a $10,000 Investment in SA Global Fixed Income Fund
vs. the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar and the
Lehman Brothers Aggregate Bond Index

Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the US Dollar. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Performance for the benchmark is not available from July 29, 1999 (the commencement of Fund operations). For that reason, the benchmark's performance is shown from August 1, 1999.

The Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed-income securities with maturities of over one year.

SA Global Fixed Income Fund

(Continued)

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA Global Fixed Income Fund	4.60%	3.38%	4.20	%(a)
Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar	4.86%	3.38%	4.43	%(b)
Lehman Brothers Aggregate Bond Index	6.12%	4.49%	5.97	%(b)

(a)  From Commencement of operations (July 29, 1999).

(b)  Performance for the benchmarks is not available from July 29, 1999 (commencement of operations). For that reason, performance is shown from August 1,1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Market Fund

The Fund invests in a sampling of common stocks that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund contains a collection of U.S. companies, including companies that are large and small and that have characteristics of value and growth companies.

Despite concerns of inflationary pressures and rising interest rates, a weakening housing market, and troubles in sub-prime mortgage securities, the returns for U.S. stock markets were very strong in fiscal 2007. The Fund generated a one-year return of 19.03%, and now posts a five-year average annual return of 10.27%.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
vs. the Wilshire 5000 Total Market Index

The Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S.-headquartered equity securities.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA U.S. Market Fund	19.03%	10.27%	4.45	%(a)
Wilshire 5000 Index	20.41%	12.00%	4.41	%(b)

(a)  From Commencement of operations (August 5, 1999).

(b)  Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. HBtM Fund

The Fund invests in common stocks of large companies that are traded on a principal U.S. exchange or the over-the-counter market in the U.S, and are considered to be "value" securities based on a securities book value in relation to its market value. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains where possible, and minimizing dividend income.

Despite concerns of inflationary pressures and rising interest rates, a weakening housing market, and troubles in sub-prime mortgage securities, the returns for U.S. stock markets were very strong in fiscal 2007. Although value stocks lost some ground to growth stocks in the last quarter, they still lead growth stocks by almost 5.5% for fiscal year 2007 (as measured by the Russell 1000 Value and Growth Indexes). The Fund produced a return of 20.33% for the year, as compared to 21.87% for the Russell 1000 Value Index. The relative underperformance of the Fund was largely attributable to just one month of market activity in July of 2006 when the prices of oils stocks surged. Many oil stocks, such as Exxon Mobil were not "value enough" to be included in the Fund, but were representative holdings in the Russell 1000 Value Index. As a result, the Fund trailed the Index by 3.64% for the month of July 2006.

Comparison of Change in Value of a $10,000 Investment in SA U.S. HBtM Fund
vs. the Russell 1000 Value Index

The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA U.S. HBtM Fund	20.33%	13.98%	7.05	%(a)
Russell 1000 Value Index	21.87%	13.30%	7.42	%(b)

(a)  From Commencement of operations (August 5, 1999).

(b)  Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Small Company Fund

The Fund invests in common stocks of small companies that are traded on a principal U.S. exchange or the over-the-counter market in the U.S, and are considered to be "value" securities based on a securities book value in relation to its market value. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains where possible, and minimizing dividend income.

Despite concerns of inflationary pressures and rising interest rates, a weakening housing market, and troubles in sub-prime mortgage securities, the returns for U.S. stock markets were very strong in fiscal 2007. Small stocks underperformed large stocks in the U.S. for fiscal year 2007, but the Fund finished the year with a solid, double-digit return of 15.90%, as compared to the Russell 2000 Index return of 16.44%.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Small Company Fund
vs. the Russell 2000 Index

The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA U.S. Small Company Fund	15.90%	13.60%	11.25	%(a)
Russell 2000 Index	16.44%	13.88%	9.65	%(b)

(a)  From Commencement of operations (August 5, 1999).

(b)  Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA International HBtM Fund

The Fund invests in common stocks of large companies trading in non-U.S. developed country markets and considered to be "value" securities based on the stocks' book value in relation to its market value in its respective country market. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains where possible, and minimizing dividend income.

The Fund finished the year with a return of 35.49%, as compared to its benchmark Index return of 29.30% for the MSCI EAFE Value Index. International developed market stocks generated stronger returns than U.S. stocks for fiscal year 2007. The relative strength in markets abroad was due, in part, to a strong global economy and, in part, to the relative weakness of the U.S. dollar. A weak U.S. dollar actually benefits international investments, because the holdings are held in foreign currencies. When the foreign currency is strong relative to the dollar, the investment is worth even more when converted to U.S. dollars for U.S. investors.

Comparison of Change in Value of a $10,000 Investment in SA International HBtM Fund
vs. the MSCI EAFE Value Index

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as high book to market ratios. The MSCI EAFE Index is an index of securities listed on the stock exchanges of 21 developed market countries other than the United States.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA International HBtM Fund	35.49%	22.00%	11.50	%(a)
MSCI EAFE Value Index	29.30%	20.63%	10.55	%(b)

(a)  From Commencement of operations (August 5, 1999).

(b)  Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA International Small Company Fund

The Fund finished fiscal year 2007 with a return of 29.64%, as compared to 32.05% for the S&P/Citigroup Extended Market Index - EPAC (EMI).

In fiscal year 2007, international developed market stocks generated stronger returns than U.S. stocks. The relative strength in markets abroad was due, in part, to a strong global economy and, in part, to the relative weakness of the U.S. dollar. A weak U.S. dollar actually benefits international investments, because the holdings are held in foreign currencies. When the foreign currency is strong relative to the dollar, the investment is worth even more when converted to U.S. dollars for U.S. investors. Also, while large stocks collectively outperformed small company stocks in the U.S., small stocks led in the international markets. This boded well for the Fund.

The following international markets were represented in the Fund at fiscal year end: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

The Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "DFA Portfolio"). The DFA Portfolio invests in the following five international series of DFA Investment Trust Company listed below. Each series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies. Dimensional first ranks eligible companies by market capitalization and determines the universe of eligible stocks by defining the maximum market capitalization of a small company in the respective country market.

The Japanese Small Company Series: The series provides access to a broad and diverse group of readily marketable stocks of Japanese small companies. The Japanese Series also may invest in securities of Japanese companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

The Asia Pacific Small Company Series: The series provides access to a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally in securities markets located in those countries. The Asia Pacific Series also may invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

The United Kingdom Small Company Series: The series provides access to a broad and diverse group of readily marketable stocks of United Kingdom small companies. The United Kingdom Series also may invest in securities of United Kingdom companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

The Continental Small Company Series: The series provides access to a broad and diverse group of readily marketable stocks of small companies organized in certain European countries whose shares are traded principally in securities markets located in those countries. During fiscal 2007, the series was authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland. The Continental Series also may invest in eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

SA International Small Company Fund

(Continued)

The Canadian Small Company Series: The series provides access to a broad and diverse group of readily marketable stocks of Canadian small companies. The Canadian Series also may invest in securities of Canadian companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

Comparison of Change in Value of a $10,000 Investment in SA International Small Company Fund
vs. the S&P/Citigroup Extended Market Index — EPAC (EMI)

S&P/Citigroup Extended Market Index — EPAC (EMI) is compiled by S&P/Citigroup. The EMI defines the small-capitalization equity universe representing the bottom 20% of the available capitalization and 75% of the number of issues of each country in the S&P/Citigroup Extended Market Index. The index is calculated gross of withholding taxes and is capitalization weighted.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA International Small Company Fund	29.64%	24.61%	14.27	%(a)
S&P/Citigroup Extended Market Index — EPAC (EMI)(c)	32.05%	24.64%	13.21	%(b)

(a)  From Commencement of operations (August 5, 1999).

(b)  Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

(c)  Formerly called Salomon Smith Barney Extended Market Index.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Real Estate Securities Fund

The Fund began investing on April 2, 2007 in real estate investment trusts ("REITs") that trade on a principal U.S. exchange or the over-the-counter market in the U.S. and whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate.

With just one quarter of investment activity, the Fund finished fiscal year 2007 with a return of (10.70)%, as compared to its benchmark return of (9.47)% for the Dow Jones Wilshire REIT Index. After a long run of solid performance, U.S. real estate securities were the worst performing asset class for the last quarter of fiscal 2007.

PERFORMANCE INFORMATION

	Since Inception
SA Real Estate Securities Fund	(10.70	)%(a)
Dow Jones Wilshire REIT Index	(9.47	)%(b)

(a)  From Commencement of operations (April 2, 2007).

(b)  Performance for the benchmark is not available from April 2, 2007 (commencement of operations). For that reason, performance is shown from March 31, 2007.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Emerging Markets Fund

The Fund began investing on April 2, 2007 in emerging markets, in companies considered to be "value" stocks and larger market capitalization for their respective markets.

After just one quarter of investment activity, the Fund finished fiscal year 2007 with a return of 13.30%, as compared to its benchmark return of 15.05% for the MSCI Emerging Markets Index. Emerging markets were the best performing asset class in the last quarter of fiscal 2007.

PERFORMANCE INFORMATION

	Since Inception
SA Emerging Markets Fund	13.30	%(a)
MSCI Emerging Markets Index	15.05	%(b)

(a)  From Commencement of operations (April 2, 2007).

(b)  Performance for the benchmark is not available from April 2, 2007 (commencement of operations). For that reason, performance is shown from March 31, 2007.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Fixed Income Fund

The Fund began investing on April 2, 2007 in fixed income securities that mature within two years and are issued by companies and government agencies in the U.S. The Fund intends to declare dividends on income quarterly and realized capital gains annually.

After just one quarter of investment activity, the Fund finished fiscal year 2007 with a return of 1.10%. This 3-month return outpaced the 3-month benchmark index return of 0.73% for the Merrill Lynch U.S. Corporate and Government Index 1-3 Year.

The average maturity for the Fund on June 30, 2007 was 23 days. Although U.S. interest rates rose during the quarter for maturities greater than 2 years, maturities of one year or less actually declined. For example, the yield on a 6 month U.S. Treasury was 5.09% on 4/2/07, and 4.93% on June 30, 2007. There is an inverse relationship between interest rates and the prices of bonds. As interest rates increase, the prices for bonds are expected to decrease, and vice versa.

PERFORMANCE INFORMATION

	Since Inception
SA U.S. Fixed Income Fund	1.10	%(a)
Merrill Lynch 1-3 Year U.S. Government/Corporate Index	0.73	%(b)

(a)  From Commencement of operations (April 2, 2007)

(b)  Performance for the benchmark is not available from April 2, 2007 (commencement of operations). For that reason, performance is shown from March 31, 2007.

"Total Return" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Understanding Your Funds' Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line in the table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment from January 1, 2007 through June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA Global Fixed Income Fund

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07-6/30/07
Actual	$1,000.00	$1,019.00	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.62

*  Expenses are equal to the Fund's annualized expense ratio of 0.92% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The expense limitation for this Fund was revised effective April 1, 2007. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 1.88% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Market Fund

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07-6/30/07
Actual	$1,000.00	$1,069.00	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.20

*  Expenses are equal to the Fund's annualized expense ratio of 1.04% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The expense limitation for this Fund was revised effective April 1, 2007. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 6.86% after expenses

SA U.S. HBtM Fund

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07-6/30/07
Actual	$1,000.00	$1,088.00	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.45

*  Expenses are equal to the Fund's annualized expense ratio of 1.09% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The expense limitation for this Fund was revised effective April 1, 2007. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 8.78% after expenses

SA U.S. Small Company Fund

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07-6/30/07
Actual	$1,000.00	$1,072.00	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.20

*  Expenses are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The expense limitation for this Fund was revised effective April 1, 2007. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 7.24% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA International HBtM Fund

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07-6/30/07
Actual	$1,000.00	$1,139.00	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.51

*  Expenses are equal to the Fund's annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The expense limitation for this Fund was revised effective April 1, 2007. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 13.93% after expenses

SA International Small Company

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07-6/30/07
Actual	$1,000.00	$1,132.00	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.61

*  Expenses are equal to the Fund's annualized expense ratio of 1.12% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The expense limitation for this Fund was revised effective April 1, 2007. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 13.20% after expenses

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Portfolio and the Underlying Funds are reflected in the valuation of the Fund's investment in the DFA International Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund and its shareholders, these expenses are not reflected in the table. For the six months ended May 31, 2007, the total annual operating expenses of the DFA International Portfolio were 0.55% of its net assets.

SA Real Estate Securities Fund

	Beginning Account Value 4/2/07	Ending Account Value 6/30/07	Expenses Paid During Period* 4/2/07-6/30/07
Actual	$1,000.00	$893.00	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,010.00	$2.45

*  Fund Commenced operations April 2, 2007.

Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 89/365 (to reflect the quarter year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is (10.70)% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Fund

	Beginning Account Value 4/2/07	Ending Account Value 6/30/07	Expenses Paid During Period* 4/2/07-6/30/07
Actual	$1,000.00	$1,133.00	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,009.00	$3.55

*  Fund Commenced operations April 2, 2007.

Expenses are equal to the Fund's annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 89/365 (to reflect the quarter year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 13.30% after expenses

SA U.S. Fixed Income Fund

	Beginning Account Value 4/2/07	Ending Account Value 6/30/07	Expenses Paid During Period* 4/2/07-6/30/07
Actual	$1,000.00	$1,011.00	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,011.00	$1.59

*  Fund Commenced operations April 2, 2007.

Expenses are equal to the Fund's annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 89/365 (to reflect the quarter year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 1.10% after expenses

SA Global Fixed Income Fund (Formerly SA Fixed Income Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 80.7%
Australia — 0.5%
Toyota Finance Australia Ltd., 4.710%, 12/20/07	AUD	3,265,000	$2,749,597
Austria — 5.4%
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,610,000,000	13,265,236
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	13,083,399
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,512,873
			32,861,508
Belgium — 2.5%
Kingdom of Belgium, 7.500%, 7/29/08	EUR	11,100,000	15,479,841
Canada — 2.9%
Canada Housing Trust, 4.400%, 3/15/08	CAD	7,500,000	7,037,566
Province of Ontario, 1.875%, 1/25/10	JPY	1,300,000,000	10,741,336
			17,778,902
Denmark — 3.3%
Kingdom of Denmark, 7.000%, 11/15/07	DKK	91,000,000	16,668,697
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,621,566
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	856,010
			20,146,273
Finland — 1.4%
Municipality Finance Plc, 3.500%, 4/23/08	EUR	6,500,000	8,724,355
France — 8.5%
Caisse d'Amortissement de la Dette Sociale, 4.625%, 12/07/07	GBP	1,000,000	1,994,818
ERAP, 3.375%, 4/25/08	EUR	3,600,000	4,828,509
French Treasury Note BTAN, 3.000%, 7/12/08	EUR	11,500,000	15,325,539
IXIS-CIB, 2.750%, 6/26/08	EUR	12,900,000	17,158,225
Societe Nationale des Chemins de Fer Francais, 7.500%, 4/26/08	EUR	1,100,000	1,521,546
Total Capital SA, 2.375%, 6/23/10	CHF	7,000,000	5,569,663
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,603,892
UNEDIC, 3.500%, 9/18/08	EUR	3,000,000	4,011,319
			52,013,511

	FACE AMOUNT		VALUE†
Germany — 15.9%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	$7,132,967
Bayerische Landesbank, 2.875%, 2/15/08	EUR	3,500,000	4,687,963
Bundesschatzanweisungen, 3.500%, 9/12/08	EUR	8,200,000	10,965,889
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	2,794,072
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	225,000,000	1,851,412
KfW Bankengruppe, 1.850%, 9/20/10 (a)	JPY	1,020,000,000	8,420,825
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	419,366
Landesbank Hessen-Thueringen Girozentrale, 5.125%, 12/07/07	GBP	4,300,000	8,590,821
Landeskreditbank Baden-Wuerttemberg — Foerderbank, 3.000%, 7/04/08	EUR	7,300,000	9,729,550
Landwirtschaftliche Rentenbank, 3.625%, 9/01/08	EUR	9,300,000	12,454,249
Landwirtschaftliche Rentenbank, 4.900%, 11/19/07	AUD	5,300,000	4,470,135
Lb Baden-Wuerttemberg, 3.000%, 12/22/08	CHF	15,000,000	12,232,763
Norddeutsche Landesbank Girozentrale, 0.450%, 1/19/09	JPY	1,300,000,000	10,448,227
Norddeutsche Landesbank Girozentrale, 0.900%, 2/08/10	JPY	380,000,000	3,057,808
			97,256,047
Netherlands — 6.6%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,283,057
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	4,851,383
Netherlands Government Bond, 5.250%, 7/15/08	EUR	11,500,000	15,673,055
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	14,522,805
Rabobank Nederland, 2.250%, 5/08/09	SEK	15,000,000	2,104,409
			40,434,709
Norway — 2.7%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	14,125,844
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,405,815
			16,531,659

See notes to financial statements.

SA Global Fixed Income Fund (Formerly SA Fixed Income Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Spain — 2.3%
Instituto de Credito Oficial, 0.800%, 9/28/09	JPY	1,732,000,000	$13,943,172
Supranational — 7.5%
African Development Bank, 1.950%, 3/23/10 (a)	JPY	1,170,000,000	9,644,799
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	12,924,148
European Investment Bank, 5.000%, 6/10/10	DKK	20,000,000	3,666,248
Interamerican Development Bank, 1.900%, 7/08/09	JPY	1,700,000,000	14,002,804
Nordic Investment Bank, 5.090%, 12/20/07	AUD	6,700,000	5,650,134
			45,888,133
Sweden — 5.2%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	9,068,821
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	10,568,244
Government of Sweden, 5.000%, 1/28/09	SEK	42,000,000	6,206,570
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,796,683
			31,640,318
United Kingdom — 7.1%
Bank of England Euro Note, 2.500%, 1/28/08	EUR	11,000,000	14,728,676
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	10,161,145
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	14,665,700
Royal Bank of Scotland Plc, 5.000%, 12/20/07	GBP	1,787,000	3,565,324
			43,120,845
United States — 8.9%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	7,996,305
Citigroup, Inc., 4.625%, 11/14/07	EUR	6,800,000	9,200,288
Federal Home Loan Mortgage Corp., 3.500%, 2/15/08	EUR	3,500,000	4,707,842
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,337,777
General Electric Capital Corp. 1.450%, 11/10/11(a)	JPY	1,470,000,000	11,826,695
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	2,000,000,000	16,025,623
			54,094,530
TOTAL BONDS AND NOTES (Identified Cost $493,835,569)			492,663,400
SHORT-TERM INVESTMENTS — 16.5%
United States — 16.5%
Barton Capital Corp., 5.260%, 7/02/07	USD	16,000,000	15,997,662
Cafco LLC, 5.260%, 7/05/07	USD	6,300,000	6,296,318

	FACE AMOUNT		VALUE†
Ciesco, Inc., 5.260%, 7/16/07	USD	11,600,000	$11,574,577
CRC Funding LLC, 5.280%, 7/23/07	USD	3,800,000	3,787,739
CRC Funding LLC, 5.300%, 7/16/07	USD	11,000,000	10,975,708
Greyhawk Capital Corp., 5.290%, 7/26/07	USD	7,100,000	7,073,917
Kittyhawk Funding, 5.280%, 7/16/07	USD	6,900,000	6,884,820
New Center Asset Trust, 5.290%, 7/12/07	USD	3,400,000	3,394,504
Sheffield Receivables Corp., 5.290%, 7/19/07	USD	15,300,000	15,259,532
Target Corp., 5.300%, 7/09/07	USD	3,000,000	2,996,467
Windmill Funding Corp., 5.270%, 7/03/07	USD	5,500,000	5,498,390
Windmill Funding Corp., 5.280%, 7/18/07	USD	6,200,000	6,184,556
Windmill Funding Corp., 5.290%, 7/13/07	USD	5,000,000	4,991,183
			100,915,373
	SHARES		VALUE†
Other — 0.7%
SSgA Government Money Market Fund	USD	1	1
SSgA Money Market Fund	USD	4,217,042	4,217,042
			4,217,043
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $105,132,416)			105,132,416
COLLATERAL FOR SECURITIES ON LOAN — 2.7%
Short Term — 2.7%
State Street Navigator Prime Portfolio	USD	16,482,600	16,482,600
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $16,482,600)			16,482,600
Total Investments — 100.6% (Identified Cost $615,450,585)#			614,278,416
Cash and Other Assets, Less liabilities — (0.6)%			(3,986,809)
Net Assets — 100.0%			$610,291,607

  (a)  A portion or all of the security was held on loan. As of June 30, 2007, the market value of the securities loaned was $15,809,343.

  †  See Note 1.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $615,450,585. Net unrealized depreciation aggregated $1,172,169 of which $10,573,813 related to appreciated investment securities and $11,745,982 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Great British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund (Formerly SA Fixed Income Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

Ten Largest Industry Holdings June 30, 2007

(As a percentage of Net Assets):

Industry	Percentage
Financial Services	21.2%
Banks	16.1%
Foreign Government/Agency — Germany	9.9%
Supranational Organizations	7.5%
Foreign Government/Agency — Sweden	5.2%
Foreign Government/Agency — Netherlands	3.9%
Diversified Operations	3.4%
Foreign Government/Agency — Denmark	3.3%
Foreign Government/Agency — Austria	3.2%
Foreign Government/Agency — Canada	2.9%

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Advertising — 0.2%
Getty Images, Inc.*	1,600	$76,496
Interpublic Group of Cos., Inc.*	16,770	191,178
inVentiv Health, Inc.*	1,000	36,610
Lamar Advertising Co., Class A	3,300	207,108
Marchex, Inc., Class B	1,000	16,320
Omnicom Group, Inc.	10,400	550,368
		1,078,080
Aerospace/Defense — 1.9%
AAR Corp.*	1,100	36,311
Alliant Techsystems, Inc.*	875	86,756
Armor Holdings, Inc.*	1,400	121,618
BE Aerospace, Inc.*	2,400	99,120
Boeing Co.	27,400	2,634,784
Curtiss-Wright Corp.	1,576	73,457
DRS Technologies, Inc.	1,618	92,663
GenCorp, Inc.*	1,500	19,605
General Dynamics Corp.	15,400	1,204,588
Goodrich Corp.	4,200	250,152
Hexcel Corp.*	3,100	65,317
Honeywell International, Inc.	32,700	1,840,356
Moog, Inc., Class A*	1,500	66,165
Northrop Grumman Corp.	13,164	1,025,081
Orbital Sciences Corp.*	2,300	48,323
Raytheon Co.	17,100	921,519
Rockwell Collins	6,700	473,288
Teledyne Technologies, Inc.*	1,700	78,115
TransDigm Group, Inc.*	300	12,138
Triumph Group, Inc.	200	13,094
United Technologies Corp.	39,840	2,825,851
World Fuel Services Corp.	1,000	42,060
		12,030,361
Agricultural Operations — 0.3%
AGCO Corp.*	3,600	156,276
Monsanto Co.	21,734	1,467,914
		1,624,190
Airlines — 0.2%
AirTran Holdings, Inc.*	3,800	41,496
Alaska Air Group, Inc.*	1,700	47,362
AMR Corp.*	9,500	250,325
Continental Airlines, Inc., Class B*	4,100	138,867
ExpressJet Holdings, Inc.*	700	4,186
JetBlue Airways Corp.*	7,050	82,837
Republic Airways Holdings, Inc.*	1,700	34,595
SkyWest, Inc.	1,900	45,277
Southwest Airlines Co.	30,500	454,755
UAL Corp.*	3,610	146,530
		1,246,230
Auto & Related — 1.0%
A.S.V., Inc.*	1,000	17,280
Advance Auto Parts, Inc.	3,700	149,961
American Axle & Manufacturing Holdings, Inc.	2,100	62,202
ArvinMeritor, Inc.	2,100	46,620

	SHARES	VALUE†
Asbury Automotive Group, Inc.	900	$22,455
AutoZone, Inc.*	2,000	273,240
Avis Budget Group, Inc.*	3,804	108,148
BorgWarner, Inc.	2,200	189,288
CarMax, Inc.*	7,146	182,223
CSK Auto Corp.*	500	9,200
Cummins Engine Co., Inc.	2,400	242,904
Dana Corp.*	4,500	9,090
Dollar Thrifty Automotive Group, Inc.*	500	20,420
Ford Motor Co.	72,700	684,834
General Motors Corp.	22,600	854,280
Harley-Davidson, Inc.	10,400	619,944
Johnson Controls, Inc.	6,600	764,082
Lear Corp.*	2,700	96,147
Monaco Coach Corp.	400	5,740
Navistar International Corp.*	2,800	184,800
O'Reilly Automotive, Inc.*	3,600	131,580
Oshkosh Truck Corp.	2,600	163,592
PACCAR, Inc.	9,187	799,636
Penske Automotive Group, Inc.	3,200	68,128
Proliance International, Inc.*	94	291
Rent-A-Center, Inc.*	1,950	51,149
Superior Industries International, Inc.	300	6,528
Tenneco Automotive, Inc.*	1,500	52,560
Thor Industries, Inc.	1,600	72,224
TRW Automotive Holdings Corp.*	3,700	136,271
United Rentals, Inc.*	3,200	104,128
Visteon Corp.*	4,600	37,260
Wabash National Corp.	300	4,389
Winnebago Industries, Inc.	400	11,808
		6,182,402
Banks/Savings & Loans — 4.9%
Accredited Home Lenders Holding Co.*	100	1,367
Alabama National BanCorp.	300	18,552
AMCORE Financial, Inc.	500	14,495
Associated Banc-Corp.	4,619	151,041
Astoria Financial Corp.	3,700	92,648
BancorpSouth, Inc.	2,700	66,042
Bank of America Corp.	177,875	8,696,309
Bank of New York Co., Inc.	31,800	1,317,792
BankAtlantic Bancorp, Inc., Class A	2,200	18,942
BankUnited Financial Corp., Class A	500	10,035
BB&T Corp.	20,911	850,659
BOK Financial Corp.	2,242	119,768
Boston Private Financial Holdings, Inc.	1,300	34,931
Brookline Bancorp, Inc.	1,500	17,265
Capitol Federal Financial	2,500	92,300
Cathay Bancorp, Inc.	1,950	65,403
Central Pacific Financial Corp.	1,300	42,913
Chemical Financial Corp.	315	8,149
Chittenden Corp.	1,625	56,794
City National Corp.	1,200	91,308
Comerica, Inc.	5,900	350,873
Commerce Bancshares, Inc.	2,969	134,496
Community Bank Systems, Inc.	400	8,008
Compass Bancshares, Inc.	4,400	303,512

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Corus Bankshares, Inc.	1,600	$27,616
CVB Financial Corp.	2,416	26,866
Dime Community Bancshares	600	7,914
Downey Financial Corp.	300	19,794
East West Bancorp, Inc.	2,200	85,536
F.N.B. Corp.	1,851	30,986
Fifth Third Bancorp	22,337	888,342
First Charter Corp.	600	11,682
First Community Bancorp	1,200	68,652
First Financial Bancorp	630	9,444
First Horizon National Corp.	4,600	179,400
First Midwest Bancorp, Inc.	1,500	53,265
First Niagara Financial Group, Inc.	3,500	45,850
First Republic Bank	300	16,098
FirstFed Financial Corp.*	300	17,019
FirstMerit Corp.	3,000	62,790
Flagstar Bancorp, Inc.	2,500	30,125
Frontier Financial Corp.	1,500	33,795
Fulton Financial Corp.	6,967	100,464
Glacier Bancorp, Inc.	1,875	38,156
Greater Bay Bancorp	1,900	52,896
Hancock Holding Co.	400	15,020
Hanmi Financial Corp.	1,407	24,003
Harleysville National Corp.	463	7,464
Hudson City Bancorp, Inc.	22,607	276,258
Huntington Bancshares, Inc.	9,000	204,660
International Bancshares Corp.	2,750	70,455
M&T Bank Corp.	3,000	320,700
MAF Bancorp, Inc.	400	21,704
Marshall & Ilsley Corp.	9,600	457,248
MB Financial, Inc.	1,450	50,373
National City Corp.	25,814	860,122
National Penn Bancshares, Inc.	1,673	27,906
NBT Bancorp, Inc.	600	13,536
New York Community Bancorp, Inc.	11,765	200,240
NewAlliance Bancshares, Inc.	3,600	52,992
Northern Trust Corp.	8,700	558,888
Northwest Bancorp, Inc.	1,900	49,666
Old National Bancorp	2,307	38,319
Pacific Capital Bancorp	1,666	44,949
People's United Financial, Inc.	10,710	189,888
PFF Bancorp, Inc.	450	12,569
PNC Bank Corp.	13,536	968,907
Prosperity Bancshares, Inc.	1,200	39,312
Provident Bankshares Corp.	400	13,112
Provident Financial Services, Inc.	2,300	36,248
Regions Financial Corp.	29,116	963,740
S&T Bancorp, Inc.	415	13,654
Sovereign Bancorp, Inc.	18,060	381,788
Sterling Bancshares, Inc.	2,250	25,448
Sterling Financial Corp.	1,660	48,040
Sun Trust Banks, Inc.	11,626	996,813
SVB Financial Group*	500	26,555
TCF Financial Corp.	4,700	130,660

	SHARES	VALUE†
The Colonial BancGroup, Inc.	6,100	$152,317
TrustCo Bank Corp. NY	2,380	23,514
Trustmark Corp.	1,300	33,618
U.S. Bancorp	70,915	2,336,649
UCBH Holdings, Inc.	4,020	73,445
UMB Financial Corp.	1,600	58,992
Umpqua Holdings Corp.	1,400	32,914
UnionBanCal Corp.	4,900	292,530
United Bankshares, Inc.	1,500	47,700
United Community Banks, Inc.	1,550	40,130
Valley National Bancorp	4,688	105,433
Wachovia Corp.	76,158	3,903,097
Washington Federal, Inc.	2,947	71,642
Washington Mutual, Inc.	37,834	1,613,242
Webster Financial Corp.	1,310	55,898
WesBanco, Inc.	100	2,950
Westamerica Bancorporation	700	30,968
Western Alliance Bancorp*	1,000	29,850
Wintrust Financial Corp.	300	13,155
Zions Bancorp.	2,707	208,195
		30,637,768
Broadcasting — 1.1%
Charter Communications, Inc., Class A*	17,100	69,255
Citadel Broadcasting Corp.	10,707	69,060
Clear Channel Communications, Inc.	19,500	737,490
Comcast Corp., Class A*	82,487	2,319,534
Comcast Corp., Class A Special*	44,100	1,233,036
Cox Radio, Inc., Class A*	800	11,392
Crown Media Holdings, Inc., Class A*	2,400	17,280
Cumulus Media, Inc., Class A*	900	8,415
Discovery Holding Co., Class A*	8,040	184,840
Entercom Communications Corp.	1,100	27,379
Entravision Communications Corp.*	1,700	17,731
Gray Television, Inc.	500	4,635
Hearst-Argyle Television, Inc.	1,600	38,560
Liberty Global, Inc., Series A*	3,795	155,747
Liberty Global, Inc., Class C*	8,195	322,064
Liberty Media Holding Corp. - Capital Series A*	4,830	568,394
Lin TV Corp., Class A*	200	3,762
Mediacom Communications Corp.*	2,700	26,163
Radio One, Inc., Class D*	2,000	14,120
Salem Communications Corp., Class A	200	2,218
Sinclair Broadcast Group, Inc., Class A	1,000	14,220
Spanish Broadcasting System, Inc., Class A*	400	1,720
The DIRECTV Group, Inc.*	48,899	1,130,056
TiVo, Inc.*	1,100	6,369
Westwood One, Inc.	2,200	15,818
World Wrestling Federation Entertainment, Inc.	1,500	23,985
		7,023,243
Building & Construction — 0.6%
Beazer Homes USA, Inc.	1,600	39,472
Cavco Industries, Inc.*	100	3,752

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building & Construction (Continued)
Centex Corp.	4,500	$180,450
Champion Enterprises, Inc.*	2,100	20,643
D.R. Horton, Inc.	12,500	249,125
Dycom Industries, Inc.*	700	20,986
Emcor Group, Inc.*	600	43,740
Fleetwood Enterprises, Inc.*	2,200	19,910
Florida Rock Industries, Inc.	2,525	170,437
Granite Construction, Inc.	1,500	96,270
Hovnanian Enterprises, Inc., Class A*	1,000	16,530
Infrasource Services, Inc.*	1,500	55,650
Insituform Technologies, Inc., Class A*	1,000	21,810
Jacobs Engineering Group, Inc.*	4,400	253,044
KB HOME	3,300	129,921
Lennar Corp., Class A	4,300	157,208
Lennar Corp., Class B	800	28,128
M.D.C. Holdings, Inc.	1,057	51,117
M/I Homes, Inc.	100	2,660
Martin Marietta Materials, Inc.	1,200	194,424
Masco Corp.	15,800	449,826
Meritage Corp.*	400	10,700
Modine Manufacturing Co.	400	9,040
NCI Building Systems, Inc.*	200	9,866
NVR, Inc.*	100	67,975
Perini Corp.*	110	6,768
Pulte Corp.	9,300	208,785
Ryland Group, Inc.	1,200	44,844
Simpson Manufacturing Co., Inc.	1,400	47,236
Standard Pacific Corp.	2,500	43,825
Texas Industries, Inc.	600	47,046
The Shaw Group, Inc.*	3,200	148,128
Toll Brothers, Inc.*	5,800	144,884
TOUSA, Inc.	1,725	7,228
Trex Co., Inc.*	100	1,963
URS Corp.*	1,600	77,680
USG Corp.*	3,400	166,736
Vulcan Materials Co.	2,700	309,258
Washington Group International, Inc.*	300	24,003
WCI Communities, Inc.*	1,600	26,688
		3,607,756
Business Services — 1.1%
Acxiom Corp.	3,000	79,350
Administaff, Inc.	1,000	33,490
AMN Healthcare Services, Inc.*	1,200	26,400
aQuantive, Inc.*	2,900	185,020
Automatic Data Processing, Inc.	23,100	1,119,657
BEA Systems, Inc.*	15,000	205,350
BearingPoint, Inc.*	8,600	62,866
Brady Corp., Class A	1,600	59,424
Catalina Marketing Corp.	1,800	56,700
CDI Corp.	300	9,660
Ceridian Corp.*	5,800	203,000
ChoicePoint, Inc.*	3,266	138,642
Cintas Corp.	6,000	236,580
CSG Systems International, Inc.*	1,800	47,718

	SHARES	VALUE†
Ecolab, Inc.	9,200	$392,840
Electronic Data Systems Corp.	20,700	574,011
Expeditors International of Washington, Inc.	8,100	334,530
Fair, Issac & Co., Inc.	1,600	64,192
First Data Corp.	6,087	198,862
Fiserv, Inc.*	6,650	377,720
Foundry Networks, Inc.*	5,100	84,966
FTI Consulting, Inc.*	1,100	41,833
Gartner, Inc., Class A*	4,600	113,114
Gevity HR, Inc.	200	3,866
Global Payments, Inc.	2,480	98,332
Harte-Hanks, Inc.	2,550	65,484
Hudson Highland Group, Inc.*	270	5,775
Iron Mountain, Inc.*	7,975	208,387
Kelly Services, Inc., Class A	500	13,730
Kenexa Corp.*	1,000	37,710
Korn/Ferry International*	1,400	36,764
Labor Ready, Inc.*	2,300	53,153
Manpower, Inc.	3,200	295,168
MAXIMUS, Inc.	400	17,352
MPS Group, Inc.*	3,900	52,143
Navigant Consulting, Inc.*	1,613	29,937
Paychex, Inc.	15,250	596,580
Resources Connection, Inc.*	1,600	53,088
Robert Half International, Inc.	6,200	226,300
SEI Investments Co.	7,400	214,896
TeleTech Holdings, Inc.*	1,900	61,712
Tetra Tech, Inc.*	2,300	49,565
The Corporate Executive Board Co.	800	51,928
Watson Wyatt & Co. Holdings	1,500	75,720
		6,893,515
Chemicals — 1.4%
A. Schulman, Inc.	200	4,866
Air Products & Chemicals, Inc.	9,000	723,330
Airgas, Inc.	2,800	134,120
Albemarle Corp.	4,000	154,120
Arch Chemicals, Inc.	200	7,028
Ashland, Inc.	2,700	172,665
Cabot Corp.	2,400	114,432
Cabot Microelectronics Corp.*	300	10,647
Chemtura Corp.	10,078	111,966
Cytec Industries, Inc.	2,000	127,540
Dionex Corp.*	300	21,297
Dow Chemical Co.	38,200	1,689,204
E.I. du Pont de Nemours & Co.	36,800	1,870,912
Eastman Chemical Co.	2,900	186,557
Ferro Corp.	1,500	37,395
FMC Corp.	700	62,573
Georgia Gulf Corp.	600	10,866
H.B. Fuller Co.	2,300	68,747
Hercules, Inc.*	4,100	80,565
Kronos Worldwide, Inc.	1,422	35,905
Lubrizol Corp.	2,600	167,830
Lyondell Chemical Co.	9,955	369,530
Minerals Technologies, Inc.	300	20,085

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
NL Industries, Inc.	800	$8,016
Olin Corp.	2,100	44,100
OM Group, Inc.*	400	21,168
PolyOne Corp.*	3,100	22,289
Praxair, Inc.	12,200	878,278
Rockwood Holdings, Inc.*	2,800	102,340
Rohm & Haas Co.	8,000	437,440
RPM, Inc.	4,400	101,684
Sigma-Aldrich Corp.	5,000	213,350
Spartech Corp.	500	13,275
Symyx Technologies*	400	4,604
Terra Industries, Inc.*	3,400	86,428
The Mosaic Co.*	1,800	70,236
The Valspar Corp.	3,200	90,912
Tronox, Inc., Class B	857	12,041
UAP Holding Corp.	2,600	78,364
Valhi, Inc.	3,660	59,658
Westlake Chemical Corp.	2,100	59,052
		8,485,415
Commercial Services — 0.5%
Advance America Cash Advance Centers, Inc.	500	8,870
Alliance Data Systems Corp.*	3,100	239,568
Arbitron, Inc.	300	15,459
Broadridge Financial Solutions, Inc.	5,775	110,418
Coinstar, Inc.*	1,000	31,480
Convergys Corp.*	5,300	128,472
CoStar Group, Inc.*	200	10,576
Deluxe Corp.	2,100	85,281
Euronet Worldwide, Inc.*	1,400	40,824
Fluor Corp.	2,100	233,877
Global Cash Access Holdings, Inc.*	500	8,010
Heartland Payment Systems, Inc.	1,400	41,062
Hewitt Associates, Inc., Class A*	380	12,160
Live Nation, Inc.*	3,200	71,616
Mobile Mini, Inc.*	1,000	29,200
Moody's Corp.	11,100	690,420
NAVTEQ Corp.*	2,900	122,786
PHH Corp.*	1,567	48,906
Plexus Corp.*	800	18,392
Polycom, Inc.*	3,400	114,240
Quanta Services, Inc.*	4,000	122,680
R.H. Donnelley Corp.*	2,459	186,343
Sirva, Inc.*	1,300	2,574
TETRA Technologies, Inc.*	2,600	73,320
Viad Corp.	400	16,868
Weight Watchers International, Inc.	3,700	188,108
Western Union Co.	29,079	605,716
		3,257,226
Communication Services — 0.0%
JDS Uniphase Corp.*	7,586	101,880

	SHARES	VALUE†
Communications Equipment — 0.2%
Andrew Corp.*	6,300	$90,972
Arris Group, Inc.*	3,500	61,565
Atheros Communications, Inc.*	1,500	46,260
Ceradyne, Inc.*	300	22,188
Finisar Corp.*	13,300	50,274
General Cable Corp.*	1,400	106,050
Inter-Tel, Inc.	300	7,179
Ixia*	1,700	15,742
L-3 Communications Holdings, Inc.	4,100	399,299
MasTec, Inc.*	2,200	34,804
Sonus Networks, Inc.*	12,300	104,796
Tekelec*	2,000	28,840
UTStarcom, Inc.*	4,400	24,684
ViaSat, Inc.*	1,200	38,520
		1,031,173
Computer Equipment — 1.4%
Adaptec, Inc.*	1,100	4,191
Electronics for Imaging, Inc.*	1,500	42,330
EMC Corp.*	87,332	1,580,709
Emulex Corp.*	3,300	72,072
Hutchinson Technology, Inc.*	400	7,524
Imation Corp.	500	18,430
Ingram Micro, Inc., Class A*	6,300	136,773
Insight Enterprises, Inc.*	1,000	22,570
Intel Corp.	230,600	5,479,056
Komag, Inc.*	1,000	31,890
MEMC Electronic Materials, Inc.*	8,400	513,408
Mentor Graphics Corp.*	3,500	46,095
MTS Systems Corp.	152	6,790
Palm, Inc.*	3,400	54,434
SanDisk Corp.*	6,600	323,004
Seagate Technology	2,590	56,384
Semtech Corp.*	3,700	64,121
Silicon Storage Technology, Inc.*	1,300	4,849
Synaptics, Inc.*	300	10,737
Trident Microsystems, Inc.*	2,700	49,545
Varian Semiconductor Equipment Associates, Inc.*	2,925	117,175
Western Digital Corp.*	8,900	172,215
Whitney Holding Corp.	2,525	76,003
		8,890,305
Computer Services — 1.9%
Affiliated Computer Services, Inc., Class A*	4,300	243,896
Avocent Corp.*	1,100	31,911
Black Box Corp.	300	12,414
Brocade Communications Systems, Inc.*	15,950	124,729
Cadence Design Systems, Inc.*	11,800	259,128
Cisco Systems, Inc.*	242,621	6,756,995
Cognizant Technology Solutions Corp.*	4,700	352,923
Computer Sciences Corp.*	6,300	372,645
Compuware Corp.*	14,300	169,598
Covansys Corp.*	1,400	47,502
Diebold, Inc.	2,800	146,160

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Services (Continued)
DST Systems, Inc.*	2,500	$198,025
Extreme Networks, Inc.*	3,400	13,770
FactSet Research Systems, Inc.	1,050	71,767
Fidelity National Information Services, Inc.	9,678	525,322
IHS, Inc., Class A*	1,600	73,600
Jack Henry & Associates, Inc.	3,100	79,825
Manhattan Associates, Inc.*	300	8,373
MICROS Systems, Inc.*	1,600	87,040
NCR Corp.*	6,900	362,526
NETGEAR, Inc.*	1,000	36,250
Network Appliance, Inc.*	14,200	414,640
Perot Systems Corp., Class A*	4,500	76,680
Sapient Corp.*	5,000	38,650
SRA International, Inc., Class A*	1,400	35,364
Sun Microsystems, Inc.*	144,000	757,440
Sybase, Inc.*	3,100	74,059
Sykes Enterprises, Inc.*	1,400	26,586
Syntel, Inc.	1,400	42,546
The BISYS Group, Inc.*	5,100	60,333
Unisys Corp.*	13,800	126,132
Wind River Systems, Inc.*	3,300	36,300
		11,663,129
Computer Software — 3.6%
3Com Corp.*	14,100	58,233
Activision, Inc.*	11,744	219,260
Adobe Systems, Inc.*	23,208	931,801
Advent Software, Inc.*	400	13,020
ANSYS, Inc.*	3,000	79,500
Autodesk, Inc.*	9,300	437,844
Blackboard, Inc.*	1,000	42,120
BMC Software, Inc.*	8,200	248,460
Borland Software Corp.*	2,200	13,068
CA, Inc.	21,600	557,928
CheckFree Corp.*	3,500	140,700
Citrix Systems, Inc.*	6,400	215,488
Electronic Arts, Inc.*	12,300	582,036
Epicor Software Corp.*	1,900	28,253
eResearch Technology, Inc.*	1,600	15,216
Informatica Corp.*	2,400	35,448
Intermec, Inc.*	1,800	45,558
Intuit, Inc.*	13,200	397,056
L-1 Identity Solutions, Inc.*	2,731	55,849
Lawson Software, Inc.*	7,000	69,230
McAfee, Inc.*	6,400	225,280
Microsoft Corp.	391,700	11,543,399
Midway Games, Inc.*	3,500	22,260
National Instruments Corp.	2,850	92,824
Novell, Inc.*	13,200	102,828
Nuance Communications, Inc.*	7,700	128,821
NVIDIA Corp.*	14,200	586,602
Openwave Systems, Inc.	3,000	18,780
Opsware, Inc.*	3,400	32,334
Oracle Corp.*	207,260	4,085,095

	SHARES	VALUE†
Parametric Technology Corp.*	4,580	$98,974
Progress Software Corp.*	1,300	41,327
Quest Software, Inc.*	3,600	58,284
Red Hat, Inc.*	7,200	160,416
Salesforce.com, Inc.*	4,300	184,298
Symantec Corp.*	37,565	758,813
Take-Two Interactive Software, Inc.*	2,150	42,936
THQ, Inc.*	1,850	56,462
TIBCO Software, Inc.*	8,300	75,115
Transaction Systems Architects, Inc., Class A*	900	30,294
Ulticom, Inc.*	500	4,400
Verint Systems, Inc.*	1,000	31,300
		22,566,910
Computers — 2.6%
Apple Computer, Inc.*	32,400	3,954,096
Dell, Inc.*	90,900	2,595,195
Gateway, Inc.*	11,100	17,649
Hewlett-Packard Co.	108,801	4,854,701
International Business Machines Corp.	48,400	5,094,100
		16,515,741
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	78,137
Consumer Products — 2.0%
Avon Products, Inc.	18,700	687,225
Blyth, Inc.	1,500	39,870
Central Garden & Pet Co.*	200	2,452
Central Garden & Pet Co., Class A*	400	4,692
Clorox Co.	6,100	378,810
Colgate-Palmolive Co.	21,600	1,400,760
Energizer Holdings, Inc.*	2,000	199,200
Estee Lauder Companies, Inc., Class A	4,800	218,448
Fortune Brands, Inc.	5,300	436,561
Fossil, Inc.*	2,600	76,674
Hasbro, Inc.	5,700	179,037
IDEXX Laboratories, Inc.*	800	75,704
International Flavors & Fragrances, Inc.	3,500	182,490
Jarden Corp.*	2,600	111,826
Mattel, Inc.	15,300	386,937
Newell Rubbermaid, Inc.	11,100	326,673
Playtex Products, Inc.*	3,100	45,911
Procter & Gamble Co.	126,205	7,722,484
Russ Berrie & Co., Inc.*	400	7,452
Sally Beauty Holdings, Inc.*	3,500	31,500
Spectrum Brands, Inc.*	1,500	10,155
The Scotts Co., Class A	2,200	94,468
Tupperware Corp.	1,700	48,858
		12,668,187
Containers & Glass — 0.1%
Crown Holdings, Inc.*	6,900	172,293
Owens-Illinois, Inc.*	5,800	203,000
Silgan Holdings, Inc.	600	33,168
		408,461

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	$126,084
Graphic Packaging Corp.*	8,000	38,720
Pactiv Corp.*	4,500	143,505
Rock-Tenn Co., Class A	1,400	44,408
Sealed Air Corp.	5,800	179,916
Sonoco Products Co.	1,700	72,777
		605,410
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	23,167
CDW Corp.*	3,300	280,401
Central European Distribution Corp.*	1,400	48,468
Fastenal Co.	5,100	213,486
Genuine Parts Co.	5,900	292,640
Grainger, Inc.	2,500	232,625
LKQ Corp.*	1,300	32,058
Owens & Minor, Inc.	1,500	52,410
Pool Corp.	1,600	62,448
ScanSource, Inc.*	200	6,398
United Natural Foods, Inc.*	1,600	42,528
United Stationers, Inc.*	500	33,320
Watsco, Inc.	200	10,880
WESCO International, Inc.*	1,500	90,675
		1,421,504
Diversified Operations — 1.9%
3M Co.	28,600	2,482,194
Actuant Corp., Class A	1,200	75,672
Acuity Brands, Inc.	1,000	60,280
Barnes Group, Inc.	1,900	60,192
Carlisle Cos., Inc.	2,600	120,926
Chemed Corp.	400	26,516
Corning, Inc.*	61,560	1,572,858
Covanta Holding Corp.*	5,690	140,258
Crane Co.	2,300	104,535
Danaher Corp.	12,300	928,650
ESCO Technologies, Inc.*	400	14,504
Esterline Technologies Corp.*	300	14,493
Federal Signal Corp.	900	14,274
Florida East Coast Industries, Inc.	500	41,490
Griffon Corp.*	400	8,712
Harsco Corp.	2,000	104,000
Hawaiian Electric Industries, Inc.	2,800	66,332
Hillenbrand Industries, Inc.	2,500	162,500
Illinois Tool Works, Inc.	22,700	1,230,113
ITT Industries, Inc.	7,400	505,272
KBR, Inc.*	16,946	444,494
Lancaster Colony Corp.	500	20,945
Leucadia National Corp.	7,800	274,950
Lockheed Martin Corp.	15,500	1,459,015
Mathews International Corp., Class A	500	21,805
Pentair, Inc.	3,700	142,709
PerkinElmer, Inc.	4,500	117,270
PPG Industries, Inc.	6,600	502,326
Roper Industries, Inc.	3,100	177,010

	SHARES	VALUE†
Sensient Technologies Corp.	1,800	$45,702
Teleflex, Inc.	900	73,602
Textron, Inc.	3,900	429,429
Tredegar Corp.	400	8,520
Trinity Industries, Inc.	2,400	104,496
Universal Corp.	500	30,460
Vector Group Ltd.	1,513	34,088
Walter Industries, Inc.	1,400	40,544
		11,661,136
Education — 0.2%
Apollo Group, Inc., Class A*	6,550	382,716
Career Education Corp.*	3,700	124,949
Corinthian Colleges, Inc.*	3,100	50,499
DeVry, Inc.	2,400	81,648
ITT Educational Services, Inc.*	900	105,642
Laureate Education, Inc.*	2,000	123,320
Renaissance Learning, Inc.	500	6,575
Strayer Education, Inc.	200	26,342
Universal Technical Institute, Inc.*	1,000	25,390
		927,081
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	47,050
Calpine Corp.*	17,200	63,468
Dynegy, Inc., Class A*	16,200	152,928
Great Plains Energy, Inc.	2,700	78,624
Integrys Energy Group, Inc.	1,377	69,855
NSTAR	4,300	139,535
Weststar Energy, Inc.	3,100	75,268
		626,728
Electrical Equipment — 2.8%
A.O. Smith Corp.	300	11,967
Advanced Energy Industries, Inc.*	1,800	40,788
Avid Technology, Inc.*	1,700	60,095
Axcelis Technologies, Inc.*	2,800	18,172
Checkpoint Systems, Inc.*	600	15,150
Credence Systems Corp.*	2,500	9,000
FLIR Systems, Inc.*	2,500	115,625
General Electric Co.	416,799	15,955,066
Genlyte Group, Inc.*	400	31,416
GrafTech International Ltd.*	3,700	62,308
Input/Output, Inc.*	2,700	42,147
Ionatron, Inc.*	2,300	8,970
Lincoln Electric Holdings, Inc.	900	66,816
Littelfuse, Inc.*	400	13,508
Microchip Technology, Inc.	8,150	301,876
Molex, Inc.	2,500	66,375
Molex, Inc., Class A	2,600	78,026
Power Integrations, Inc.*	400	10,480
Power-One, Inc.*	1,200	4,776
Rogers Corp.*	300	11,100
Veeco Instruments, Inc.*	400	8,296
Vicor Corp.	200	2,646
Xilinx, Inc.	12,400	331,948
		17,266,551

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics — 2.6%
Advanced Micro Devices, Inc.*	18,400	$263,120
Aeroflex, Inc.*	2,400	34,008
Agilent Technologies, Inc.*	16,800	645,792
Altera Corp.	14,500	320,885
AMETEK, Inc.	3,750	148,800
AMIS Holdings, Inc.*	4,000	50,080
Amkor Technology, Inc.*	7,500	118,125
Amphenol Corp., Class A	6,600	235,290
Analog Devices, Inc.	13,900	523,196
Anixter International, Inc.*	1,600	120,336
Applied Materials, Inc.	55,900	1,110,733
Applied Micro Circuits Corp.*	11,800	29,500
Arrow Electronics, Inc.*	4,600	176,778
Atmel Corp.*	19,500	108,420
ATMI, Inc.*	1,500	45,000
Avnet, Inc.*	5,522	218,892
AVX Corp.	6,200	103,788
Belden CDT, Inc.	1,500	83,025
Benchmark Electronics, Inc.*	2,250	50,895
Broadcom Corp., Class A*	19,900	582,075
Brooks Automation, Inc.*	2,500	45,375
Cirrus Logic, Inc.*	3,100	25,730
Coherent, Inc.*	400	12,204
Conexant Systems, Inc.*	18,217	25,139
Cree, Inc.*	2,600	67,210
Cubic Corp.	500	15,090
Cymer, Inc.*	1,500	60,300
Cypress Semiconductor Corp.*	6,100	142,069
Daktronics, Inc.	1,600	34,368
Diodes, Inc.*	1,000	41,770
DSP Group, Inc.*	500	10,235
Emerson Electric Co.	32,100	1,502,280
Energy Conversion Devices, Inc.*	900	27,738
EnerSys*	1,800	32,940
Entegris, Inc.*	5,017	59,602
Exar Corp.*	600	8,040
Fairchild Semiconductor Corp., Class A*	4,600	88,872
FormFactor, Inc.*	1,100	42,130
Genesis Microchip, Inc.*	900	8,424
Gentex Corp.	5,600	110,264
Harman International Industries, Inc.	1,900	221,920
Hittite Microwave Corp.*	1,100	47,003
Hubbell, Inc., Class B	2,100	113,862
II-VI, Inc.*	1,100	29,887
Integrated Device Technology, Inc.*	7,990	122,007
International Rectifier Corp.*	2,600	96,876
Intersil Corp., Class A	5,500	173,030
Itron, Inc.*	1,000	77,940
Jabil Circuit, Inc.	8,500	187,595
KEMET Corp.*	1,500	10,575
KLA-Tencor Corp.	9,000	494,550
Lam Research Corp.*	5,700	292,980
Lattice Semiconductor Corp.*	3,900	22,308
Linear Technology Corp.	12,000	434,160

	SHARES	VALUE†
LSI Logic Corp.*	29,110	$218,616
Maxim Integrated Products, Inc.	12,836	428,851
Micrel, Inc.	2,800	35,616
Micron Technology, Inc.*	28,714	359,786
Microsemi Corp.*	2,900	69,455
MKS Instruments, Inc.*	2,300	63,710
Multi-Fineline Electronix, Inc.*	600	10,296
National Semiconductor Corp.	12,700	359,029
Newport Corp.*	1,600	24,768
Novellus Systems, Inc.*	4,556	129,254
OmniVision Technologies, Inc.*	1,000	18,110
ON Semiconductor Corp.*	13,000	139,360
Photronics, Inc.*	600	8,928
PMC-Sierra, Inc.*	8,400	64,932
QLogic Corp.*	5,800	96,570
Rambus, Inc.*	4,400	79,112
Rockwell Automation Inc.	6,400	444,416
Sanmina-SCI Corp.*	21,220	66,419
Sigmatel, Inc.*	1,000	2,900
Silicon Image, Inc.*	2,600	22,308
Silicon Laboratories, Inc.*	2,100	72,681
Skyworks Solutions, Inc.*	6,500	47,775
Solectron Corp.*	36,200	133,216
Synopsys, Inc.*	4,900	129,507
Taser International, Inc.*	1,000	13,960
Tech Data Corp.*	1,300	49,998
Technitrol, Inc.	1,500	43,005
Tektronix, Inc.	3,000	101,220
Teradyne, Inc.*	7,100	124,818
Tessera Technologies, Inc.*	1,600	64,880
Texas Instruments, Inc.	57,600	2,167,488
Thermo Electron Corp.*	15,523	802,850
Thomas & Betts Corp.*	2,300	133,400
Trimble Navigation Ltd.*	3,900	125,580
TriQuint Semiconductor, Inc.*	5,100	25,806
Vishay Intertechnology, Inc.*	6,430	101,723
Vitesse Semiconductor Corp.*	7,500	8,625
Zoran Corp.*	1,700	34,068
		16,476,247
Energy — 1.8%
Centerpoint Energy, Inc.	12,850	223,590
ChevronTexaco Corp.	87,247	7,349,687
CONSOL Energy, Inc.	7,000	322,770
DTE Energy Co.	6,800	327,896
Energy East Corp.	5,900	153,931
Entergy Corp.	7,500	805,125
Evergreen Energy, Inc.*	2,600	15,678
Evergreen Solar, Inc.*	2,100	19,530
NRG Energy, Inc.*	10,400	432,328
Peabody Energy Corp.	11,100	537,018
Progress Energy, Inc.	10,200	465,018
Sempra Energy	10,010	592,893
Syntroleum Corp.*	1,700	4,692
Watts Industries, Inc., Class A	400	14,988
		11,265,144

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Environmental Services — 0.0%
Compagnie Generale de Geophysique- Veritas*	1,406	$69,892
Headwaters, Inc.*	1,500	25,905
Mine Safety Appliances Co.	800	35,008
Rollins, Inc.	2,350	53,510
		184,315
Facility Services — 0.0%
ABM Industries, Inc.	1,800	46,458
Financial Services — 8.7%
A.G. Edwards, Inc.	3,100	262,105
Advanta Corp., Class B	300	9,342
Affiliated Managers Group, Inc.*	600	77,256
AMBAC Financial Group, Inc.	2,850	248,491
American Capital Strategies, Ltd.	6,100	259,372
American Express Co.	47,600	2,912,168
AmeriCredit Corp.*	4,900	130,095
Ameriprise Financial, Inc.	10,040	638,243
Asset Acceptance Capital Corp.*	1,300	23,010
Bank of Hawaii Corp.	1,900	98,116
BlackRock, Inc.	500	78,295
Capital One Financial Corp.	12,772	1,001,836
CapitalSource, Inc.	4,992	122,753
Cash America International, Inc.	1,200	47,580
Charles Schwab Corp.	50,700	1,040,364
CIT Group, Inc.	7,600	416,708
Citigroup, Inc.	193,789	9,939,438
Citizens Banking Corp.	2,894	52,960
Cohen & Steers, Inc.	1,500	65,175
Commerce Bancorp, Inc.	7,500	277,425
CompuCredit Corp.*	1,700	59,534
Countrywide Credit Industries, Inc.	23,100	839,685
Cullen/Frost Bankers, Inc.	2,100	112,287
Dun & Bradstreet Corp.	1,800	185,364
E*Trade Group, Inc.*	16,200	357,858
Eaton Vance Corp.	4,400	194,392
eFunds Corp.*	1,800	63,522
Equifax, Inc.	4,789	212,727
eSPEED, Inc., Class A*	400	3,456
Fannie Mae	39,000	2,547,870
Federated Investors, Inc., Class B	3,600	137,988
Financial Federal Corp.	300	8,946
First Commonwealth Financial Corp.	2,200	24,024
Franklin Resources, Inc.	8,000	1,059,760
Fremont General Corp.	2,800	30,128
Greenhill & Co., Inc.	900	61,839
H&R Block, Inc.	12,900	301,473
IndyMac Bancorp, Inc.	2,400	70,008
Interactive Data Corp.	3,200	85,696
International Securities Exchange Holdings, Inc.	1,400	91,490
Investment Technology Group, Inc.*	1,500	64,995
Investors Financial Services Corp.	1,700	104,839
Irwin Financial Corp.	400	5,988
J.P. Morgan Chase & Co.	138,508	6,710,713

	SHARES	VALUE†
Jackson Hewitt Tax Service, Inc.	500	$14,055
Janus Capital Group, Inc.	7,100	197,664
Jefferies Group, Inc.	4,300	116,014
KeyCorp	15,400	528,682
Knight Capital Group, Inc., Class A*	4,200	69,720
LaBranche & Co., Inc.*	500	3,690
Legg Mason, Inc.	2,850	280,383
Lehman Brothers Holdings, Inc.	20,300	1,512,756
MBIA, Inc.	4,900	304,878
MCG Capital Corp.	1,900	30,438
Mellon Financial Corp.	150	6,600
Merrill Lynch & Co., Inc.	34,100	2,850,078
MoneyGram International, Inc.	2,900	81,055
Morgan Stanley Dean Witter & Co.	42,600	3,573,288
Nasdaq Stock Market, Inc.*	4,000	118,840
Nelnet, Inc., Class A	1,000	24,440
Nuveen Investments, Class A	2,800	174,020
NYSE Euronext	5,600	412,272
Ocwen Financial Corp.*	2,900	38,657
Piper Jaffray Cos., Inc.*	360	20,063
Protective Life Corp.	2,400	114,744
Prudential Financial, Inc.	18,700	1,818,201
Raymond James Financial, Inc.	3,900	120,510
Sky Financial Group, Inc.	4,000	111,440
State Street Corp.	12,600	861,840
Susquehanna Bancshares, Inc.	1,900	42,503
Synovus Financial Corp.	13,000	399,100
T. Rowe Price Group, Inc.	10,000	518,900
TD Ameritrade Holding Corp.*	23,200	464,000
The Bear Stearns Cos., Inc.	3,500	490,000
The First Marblehead Corp.	3,800	146,832
The Goldman Sachs Group, Inc.	12,500	2,709,375
The South Financial Group, Inc.	2,700	61,128
The Student Loan Corp.	400	81,560
Waddell & Reed Financial, Inc., Class A	2,717	70,669
Wells Fargo & Co.	135,080	4,750,764
Wilmington Trust Corp.	2,500	103,775
World Acceptance Corp.*	900	38,457
		54,296,705
Food & Beverages — 3.6%
American Italian Pasta Co., Class A*	300	2,880
Anheuser-Busch Cos., Inc.	32,300	1,684,768
Archer-Daniels-Midland Co.	26,277	869,506
Brown Forman Corp., Class B	2,000	146,160
Campbell Soup Co.	16,300	632,603
Chiquita Brands International, Inc.*	500	9,480
Coca-Cola Co.	93,800	4,906,678
Coca-Cola Enterprises, Inc.	20,200	484,800
ConAgra, Inc.	21,200	569,432
Constellation Brands, Inc., Class A*	7,600	184,528
Corn Products International, Inc.	2,700	122,715
Dean Foods Co.	5,184	165,214
Del Monte Foods Co.	7,188	87,406
Flowers Foods, Inc.	2,225	74,226
General Mills, Inc.	13,500	788,670
H.J. Heinz Co.	13,200	626,604

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages (Continued)
Hain Celestial Group, Inc.*	1,400	$37,996
Hershey Foods Corp.	6,300	318,906
Hormel Foods Corp.	5,500	205,425
Interstate Bakeries Corp.*	1,300	3,640
Kellogg Co.	15,900	823,461
Kraft Foods, Inc., Class A	64,671	2,279,653
McCormick & Co., Inc.	4,300	164,174
Molson Coors Brewing Co., Class B	2,300	212,658
Panera Bread Co., Class A*	300	13,818
PepsiAmericas, Inc.	4,400	108,064
PepsiCo, Inc.	65,690	4,259,996
Performance Food Group Co.*	800	25,992
Pilgrim's Pride Corp.	2,700	103,059
Ralcorp Holdings, Inc.*	500	26,725
Sanderson Farms, Inc.	400	18,008
Sara Lee Corp.	29,300	509,820
Smithfield Foods, Inc.*	4,000	123,160
SYSCO Corp.	24,700	814,853
The J.M. Smucker Co.	1,329	84,604
Tootsie Roll Industries, Inc.	577	15,989
TreeHouse Foods, Inc.*	816	21,714
Triarc Cos., Inc., Class A	200	3,174
Triarc Cos., Inc., Class B	2,300	36,110
Tyson Foods, Inc., Class A	10,402	239,662
Wm. Wrigley Jr. Co.	8,725	482,580
		22,288,911
Forest & Paper Products — 0.5%
Domtar Corp.*	23,235	259,303
International Paper Co.	18,724	731,172
Kimberly-Clark Corp.	18,300	1,224,087
P.H. Glatfelter Co.	700	9,513
Smurfit-Stone Container Corp.*	9,700	129,107
Universal Forest Products, Inc.	200	8,452
Wausau-Mosinee Paper Corp.	800	10,720
Weyerhaeuser Co.	9,415	743,126
		3,115,480
Funeral Services — 0.0%
Service Corp. International	11,710	149,654
Stewart Enterprises, Inc., Class A	3,000	23,370
		173,024
Health Care - Biotechnology — 1.8%
Affymetrix, Inc.*	2,700	67,203
Alexion Pharmaceuticals, Inc.*	1,000	45,060
Amgen, Inc.*	46,622	2,577,730
Applera Corp. - Celera Genomics Group.*	2,000	24,800
Arena Pharmaceuticals, Inc.*	1,500	16,485
AtheroGenics, Inc.*	600	1,284
Biogen Idec, Inc.*	13,505	722,517
BioMarin Pharmaceutical, Inc.*	3,200	57,408
Cambrex Corp.	500	6,635
Charles River Laboratories International, Inc.*	2,588	133,593

	SHARES	VALUE†
CV Therapeutics, Inc.*	1,400	$18,494
Digene Corp.*	200	12,010
Encysive Pharmaceuticals, Inc.*	1,700	3,026
Enzon, Inc.*	500	3,925
Exelixis, Inc.*	3,800	45,980
Genentech, Inc.*	29,400	2,224,404
Genzyme Corp.*	9,900	637,560
Gilead Sciences, Inc.*	36,800	1,426,736
Illumina, Inc.*	1,700	69,003
ImClone Systems, Inc.*	2,700	95,472
Incyte Corp.*	2,000	12,000
Integra LifeSciences Holdings*	400	19,768
InterMune, Inc.*	1,300	33,722
LifeCell Corp.*	1,000	30,540
Martek Biosciences Corp.*	600	15,582
Medarex, Inc.*	5,000	71,450
Medtronic, Inc.	46,000	2,385,560
Myriad Genetics, Inc.*	1,300	48,347
Nabi Biopharmaceuticals*	1,600	7,360
Nuvelo, Inc.*	1,600	4,352
PDL BioPharma, Inc.*	4,400	102,520
Pharmaceutical Product Development, Inc.	3,900	149,253
Regeneron Pharmaceuticals, Inc.*	2,300	41,216
Tanox, Inc.*	1,100	21,351
Techne Corp.*	800	45,768
Telik, Inc.*	1,900	6,422
The Medicines Co.*	1,700	29,954
Trimeris, Inc.*	300	2,052
		11,216,542
Health Care - Drugs — 3.6%
Abbott Laboratories	61,800	3,309,390
Abraxis Bioscience, Inc.*	6,250	138,937
Adolor Corp.*	1,600	5,936
Alkermes, Inc.*	4,179	61,013
Alpharma, Inc., Class A	1,700	44,217
AmerisourceBergen Corp.	7,118	352,127
Amylin Pharmaceuticals, Inc.*	4,400	181,104
Barr Laboratories, Inc.*	3,825	192,130
Bristol-Myers Squibb Co.	80,800	2,550,048
Celgene Corp.*	15,900	911,547
Cephalon, Inc.*	2,300	184,897
Cubist Pharmaceuticals, Inc.*	1,600	31,536
Dendreon Corp.*	600	4,248
Eli Lilly & Co.	45,300	2,531,364
Forest Laboratories, Inc.*	12,700	579,755
Impax Laboratories, Inc.*	700	8,400
Inspire Pharmaceuticals, Inc.*	400	2,528
Isis Pharmaceuticals, Inc.*	2,900	28,072
K-V Pharmaceutical Co., Class A*	1,500	40,860
King Pharmaceuticals, Inc.*	9,249	189,235
Ligand Pharmaceuticals, Inc., Class B	900	6,192
MannKind Corp.*	1,600	19,728
Medicis Pharmaceutical Corp., Class A	1,300	39,702
Millennium Pharmaceuticals, Inc.*	12,600	133,182
Mylan Laboratories, Inc.	6,425	116,871
Neurocrine Biosciences, Inc.*	800	8,984

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
NPS Pharmaceuticals, Inc.*	500	$2,070
Onyx Pharmaceuticals, Inc.*	1,300	34,970
OSI Pharmaceuticals, Inc.*	2,200	79,662
Par Pharmaceutical Cos., Inc.*	700	19,761
Pfizer, Inc.	283,575	7,251,013
Pharmion Corp.*	1,200	34,740
Sciele Pharma, Inc.*	1,300	30,628
Sepracor, Inc.*	3,900	159,978
United Therapeutics Corp.*	200	12,752
Valeant Pharmaceuticals International	3,000	50,070
Vertex Pharmaceuticals, Inc.*	4,000	114,240
ViroPharma, Inc.*	2,800	38,640
Watson Pharmaceuticals, Inc.*	3,900	126,867
Wyeth	53,800	3,084,892
Zymogenetics, Inc.*	3,200	46,752
		22,759,038
Health Care - Products — 3.3%
Advanced Medical Optics, Inc.*	1,874	65,365
Align Technology, Inc.*	2,500	60,400
Allergan, Inc.	7,600	438,064
American Medical Systems Holdings, Inc.*	2,100	37,884
Arrow International, Inc.	1,800	68,904
ArthroCare Corp.*	200	8,782
Bausch & Lomb, Inc.	2,300	159,712
Beckman Coulter, Inc.	2,600	168,168
Becton, Dickinson & Co.	9,400	700,300
Biomet, Inc.	1,363	62,316
Boston Scientific Corp.*	40,475	620,886
C.R. Bard, Inc.	3,700	305,731
CONMED Corp.*	500	14,640
Cooper Cos., Inc.	1,155	61,585
Cyberonics, Inc.*	400	6,728
Cytyc Corp.*	3,800	163,818
Dade Behring Holdings, Inc.	2,900	154,048
Datascope Corp.	300	11,484
DENTSPLY International, Inc.	5,734	219,383
Eclipsys Corp.*	300	5,940
Edwards Lifesciences Corp.*	1,400	69,076
Haemonetics Corp.*	500	26,305
Henry Schein, Inc.*	3,000	160,290
Hologic, Inc.*	1,600	88,496
Hospira, Inc.*	5,440	212,378
Human Genome Sciences, Inc.*	4,700	41,924
Immucor, Inc.*	2,175	60,835
Invacare Corp.	500	9,165
Invitrogen Corp.*	1,300	95,875
Johnson & Johnson	116,012	7,148,659
Kinetic Concepts, Inc.*	2,100	109,137
Mentor Corp.	1,700	69,156
Merck & Co., Inc.	86,800	4,322,640
MGI Pharma, Inc.*	2,800	62,636
Nektar Therapeutics*	3,500	33,215
Patterson Cos., Inc.*	5,000	186,350

	SHARES	VALUE†
Perrigo Co.	3,200	$62,656
PolyMedica Corp.	500	20,425
PSS World Medical, Inc.*	2,900	52,838
ResMed, Inc.*	2,300	94,898
Respironics, Inc.*	2,700	114,993
Schering-Plough Corp.	59,500	1,811,180
Sirona Dental Systems, Inc.*	1,900	71,877
St. Jude Medical, Inc.*	13,400	555,966
Stryker Corp.	15,400	971,586
Thoratec Corp.*	2,100	38,619
USANA Health Sciences, Inc.*	200	8,948
Varian Medical Systems, Inc.*	4,800	204,048
Ventana Medical Systems, Inc.*	1,400	108,178
West Pharmaceutical Services, Inc.	800	37,720
Wright Medical Group, Inc.*	400	9,648
Zimmer Holdings, Inc.*	8,380	711,378
		20,905,233
Health Care - Services — 2.2%
Allscripts Heathcare Solutions, Inc.*	1,900	48,412
Amedisys, Inc.*	1,100	39,963
AMERIGROUP Corp.*	2,200	52,360
AmSurg Corp.*	300	7,242
Apria Healthcare Group, Inc.*	1,800	51,786
Baxter International, Inc.	26,200	1,476,108
Cardinal Health, Inc.	15,900	1,123,176
Centene Corp.*	1,800	38,556
Cerner Corp.*	2,600	144,222
Community Health Care*	3,300	133,485
Covance, Inc.*	2,300	157,688
Coventry Health Care, Inc.*	6,350	366,078
DaVita, Inc.*	3,500	188,580
Express Scripts, Inc.*	8,400	420,084
Genesis HealthCare Corp.*	150	10,263
Health Management Associates, Inc., Class A	8,700	98,832
Health Net, Inc.*	3,900	205,920
HealthExtras, Inc.*	1,300	38,454
Healthspring, Inc.*	500	9,530
Healthways, Inc.*	500	23,685
Hlth Corp.*	11,100	155,511
Humana, Inc.*	5,500	335,005
IMS Health, Inc.	7,700	247,401
Kindred Healthcare, Inc.*	1,800	55,296
Laboratory Corp. of America Holdings*	5,000	391,300
LifePoint Hospitals, Inc.*	233	9,012
Lincare Holdings, Inc.*	3,600	143,460
Magellan Health Services, Inc.*	1,200	55,764
Manor Care, Inc.	2,200	143,638
McKesson HBOC, Inc.	11,000	656,040
Medco Health Solutions, Inc.*	11,469	894,467
MedQuist, Inc.*	500	4,555
Molina Healthcare, Inc.*	1,000	30,520
Odyssey Healthcare, Inc.*	400	4,744
Omnicare, Inc.	4,100	147,846
PAREXEL International Corp.*	1,200	50,472
Pediatrix Medical Group, Inc.*	1,200	66,180

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Services (Continued)
Psychiatric Solutions, Inc.*	1,700	$61,642
Quality Systems, Inc.	1,200	45,564
Quest Diagnostics, Inc.	7,500	387,375
Sierra Health Services, Inc.*	1,800	74,844
STERIS Corp.	2,100	64,260
Sunrise Assisted Living, Inc.*	1,400	55,986
Tenet Healthcare Corp.*	17,950	116,855
The TriZetto Group, Inc.*	1,300	25,168
Triad Hospitals, Inc.*	2,787	149,829
UnitedHealth Group, Inc.	51,414	2,629,312
Universal Health Services, Inc., Class B	1,300	79,950
VCA Antech, Inc.*	2,600	97,994
WellCare Health Plans, Inc.*	1,300	117,663
Wellpoint, Inc.*	22,978	1,834,334
		13,766,411
Hotels & Restaurants — 0.1%
Wyndham Worldwide Corp.*	7,609	275,902
Wynn Resorts Ltd.	3,200	287,008
		562,910
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	6,920
Kimball International, Inc., Class B	1,000	14,010
Tempur-Pedic International, Inc.	2,400	62,160
Whirlpool Corp.	1,867	207,610
		290,700
Household Products — 0.1%
Black & Decker Corp.	2,300	203,113
Church & Dwight Co., Inc.	2,500	121,150
Ethan Allen Interiors, Inc.	800	27,400
Furniture Brands International, Inc.	1,000	14,200
		365,863
Instruments - Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	4,700	143,538
Bruker BioSciences Corp.*	3,900	35,139
ev3, Inc.*	2,200	37,136
FEI Co.*	600	19,476
Gen-Probe, Inc.*	1,200	72,504
Greatbatch, Inc.*	300	9,720
Intuitive Surgical, Inc.*	400	55,508
Kyphon, Inc.*	1,500	72,225
Millipore Corp.*	2,000	150,180
Symmetry Medical, Inc.*	200	3,202
Waters Corp.*	3,400	201,824
		800,452
Insurance — 4.4%
21st Century Insurance Group	3,100	67,766
Aetna, Inc.	21,900	1,081,860
AFLAC, Inc.	19,900	1,022,860
Alfa Corp.	3,400	52,938
Allstate Corp.	25,200	1,550,052

	SHARES	VALUE†
American Equity Investment Life Holding Co.	1,800	$21,744
American Financial Group, Inc.	5,000	170,750
American International Group, Inc.	104,145	7,293,274
American National Insurance Co.	400	61,040
Aon Corp.	12,600	536,886
Argonaut Group, Inc.	1,000	31,210
Arthur J. Gallagher & Co.	3,200	89,216
Assurant, Inc.	4,400	259,248
Brown & Brown, Inc.	4,700	118,158
Chubb Corp.	16,500	893,310
CIGNA Corp.	11,100	579,642
Cincinnati Financial Corp.	6,614	287,048
CNA Financial Corp.	10,300	491,207
CNA Surety Corp.*	900	17,019
Conseco, Inc.*	6,800	142,052
Delphi Financial Group, Inc., Class S	1,675	70,049
Erie Indemnity Co., Class A	1,400	75,656
FBL Financial Group, Inc., Class A	200	7,864
Fidelity National Title Group, Inc., Class A	7,004	165,995
Great American Financial Resources, Inc.	1,700	41,123
Hanover Insurance Group, Inc.	1,100	53,669
Harleysville Group, Inc.	600	20,016
Hartford Financial Services Group, Inc.	9,600	945,696
HCC Insurance Holdings, Inc.	4,500	150,345
Hilb, Rogal & Hamilton Co.	1,300	55,718
Horace Mann Educators Corp.	1,700	36,108
Infinity Property & Casualty Corp.	400	20,292
LandAmerica Financial Group, Inc.	300	28,947
Lincoln National Corp.	10,333	733,126
Loews Corp.	22,000	1,121,560
Manulife Financial Corp.	12,326	460,006
Markel Corp.*	100	48,456
Marsh & McLennan Cos., Inc.	22,000	679,360
Mercury General Corp.	1,300	71,643
MetLife, Inc.	30,400	1,960,192
MGIC Investment Corp.	2,700	153,522
Nationwide Financial Services, Inc., Class A	1,600	101,152
Odyssey Re Holdings Corp.	2,100	90,069
Ohio Casualty Corp.	1,900	82,289
Old Republic International Corp.	8,775	186,556
Philadelphia Consolidated Holding Corp.*	2,400	100,320
Principal Financial Group, Inc.	10,000	582,900
ProAssurance Corp.*	500	27,835
Radian Group, Inc.	2,400	129,600
Reinsurance Group of America, Inc.	1,600	96,384
RLI Corp.	500	27,975
Safeco Corp.	3,600	224,136
Selective Insurance Group, Inc.	1,000	26,880
StanCorp Financial Group, Inc.	1,400	73,472
State Auto Financial Corp.	1,600	49,040
Stewart Information Services Corp.	300	11,949
The Commerce Group, Inc.	2,600	90,272
The First American Corp.	3,300	163,350
The Navigators Group, Inc.*	100	5,390

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
The Phoenix Companies, Inc.	2,100	$31,521
The PMI Group, Inc.	2,500	111,675
The Progressive Corp.	29,700	710,721
The Travelers Companies, Inc.	26,241	1,403,893
Torchmark, Inc.	3,900	261,300
Transatlantic Holdings, Inc.	1,700	120,921
Triad Guaranty, Inc.*	200	7,986
United Fire & Casualty Co.	700	24,766
Unitrin, Inc.	1,800	88,524
Universal American Financial Corp.*	1,652	35,155
UnumProvident Corp.	13,680	357,185
W.R. Berkley Corp.	7,705	250,721
Zenith National Insurance Corp.	1,200	56,508
		27,197,068
Internet Services — 0.9%
Akamai Technologies, Inc.*	6,254	304,195
Ariba, Inc.*	633	6,273
CACI International, Inc., Class A*	600	29,310
CMGI, Inc.*	4,000	7,800
CNET Networks, Inc.*	5,300	43,407
Cogent Communications Group, Inc.*	2,000	59,740
Digital River, Inc.*	1,400	63,350
EarthLink, Inc.*	4,500	33,615
Equinix, Inc.*	200	18,294
Expedia, Inc.*	10,158	297,528
F5 Networks, Inc.*	1,400	112,840
GSI Commerce, Inc.*	900	20,439
IAC/InterActiveCorp*	10,158	351,568
j2 Global Communications, Inc.*	1,800	62,820
Juniper Networks, Inc.*	22,606	568,993
Jupitermedia Corp.*	400	2,912
Liberty Media Holding Corp. - Interactive, Class A*	24,150	539,269
Monster Worldwide, Inc.*	4,000	164,400
Move, Inc.*	5,800	25,984
Netflix, Inc.*	1,800	34,902
Overstock.com, Inc.*	200	3,654
Priceline.com, Inc.*	1,500	103,110
Qwest Communications International, Inc.*	74,729	724,871
Real Networks, Inc.*	5,500	44,935
S1 Corp.*	1,300	10,387
Total System Services, Inc.	7,500	221,325
United Online, Inc.	2,150	35,454
ValueClick, Inc.*	3,400	100,164
VeriSign, Inc.*	9,315	295,565
Websense, Inc.*	1,600	34,000
Yahoo!, Inc.*	54,310	1,473,430
		5,794,534
Leisure — 0.7%
Ameristar Casinos, Inc.	1,800	62,532
Bally Technologies, Inc.*	1,600	42,272
Boyd Gaming Corp.	3,400	167,246
Brunswick Corp.	3,500	114,205

	SHARES	VALUE†
Choice Hotels International, Inc.	2,700	$106,704
Escala Group, Inc.*	1,000	2,460
Gaylord Entertainment Co.*	700	37,548
Harrah's Entertainment, Inc.	498	42,459
Hilton Hotels Corp.	15,500	518,785
International Game Technology	13,400	531,980
International Speedway Corp., Class A	500	26,355
Isle of Capri Casinos, Inc.*	1,300	31,148
K2, Inc.*	500	7,595
Life Time Fitness, Inc.*	1,300	69,199
Marriott International, Inc., Class A	15,700	678,868
MGM Mirage, Inc.*	10,300	849,544
Multimedia Games, Inc.*	700	8,932
Penn National Gaming, Inc.*	2,700	162,243
Pinnacle Entertainment, Inc.*	2,000	56,300
Scientific Games Corp., Class A*	3,100	108,345
Shuffle Master, Inc.*	600	9,960
Six Flags, Inc.*	3,200	19,488
Speedway Motorsports, Inc.	2,000	79,960
Starwood Hotels & Resorts Worldwide, Inc.	7,800	523,146
Station Casinos, Inc.	1,850	160,580
The Marcus Corp.	200	4,752
Topps Co., Inc.	900	9,459
Vail Resorts, Inc.*	1,400	85,218
WMS Industries, Inc.*	750	21,645
		4,538,928
Machinery — 1.0%
Albany International Corp., Class A	400	16,176
Applied Industrial Technologies, Inc.	1,675	49,413
Baldor Electric Co.	1,700	83,776
CARBO Ceramics, Inc.	300	13,143
Caterpillar, Inc.	27,100	2,121,930
Deere & Co.	8,200	990,068
Dover Corp.	8,200	419,430
Dril-Quip, Inc.*	1,600	71,920
Flowserve Corp.	1,800	128,880
Gardner Denver, Inc.*	1,900	80,845
Graco, Inc.	2,650	106,742
IDEX Corp.	3,000	115,620
Joy Global, Inc.	3,900	227,487
Kennametal, Inc.	700	57,421
National-Oilwell, Inc.*	7,005	730,201
Regal-Beloit Corp.	300	13,962
Sauer-Danfoss, Inc.	1,500	44,640
SPX Corp.	2,000	175,620
Terex Corp.*	3,600	292,680
The Manitowoc Co., Inc.	2,200	176,836
Universal Compression Holdings, Inc.*	300	21,741
Woodward Governor Co.	600	32,202
		5,970,733
Manufacturing — 0.4%
Alberto-Culver Co.	3,500	83,020
American Standard Cos., Inc.	8,000	471,840
AptarGroup, Inc.	1,400	49,784
Ball Corp.	4,200	223,314

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Manufacturing (Continued)
Blount International, Inc.*	1,400	$18,312
Briggs & Stratton Corp.	2,100	66,276
CLARCOR, Inc.	1,800	67,374
Cognex Corp.	1,500	33,765
Donaldson Co., Inc.	3,400	120,870
Eaton Corp.	5,300	492,900
Leggett & Platt, Inc.	6,300	138,915
Lennox International, Inc.	2,100	71,883
Mueller Water Products, Inc.	2,313	34,695
Nordson Corp.	400	20,064
Packaging Corp. of America	3,500	88,585
Pall Corp.	4,200	193,158
Polaris Industries, Inc.	800	43,328
Quanex Corp.	1,450	70,615
The Brink's Co.	1,200	74,268
Varian, Inc.*	500	27,415
Verigy Ltd.*	2,056	58,822
Wabtec Corp.	2,000	73,060
Zebra Technologies Corp., Class A*	1,875	72,638
		2,594,901
Metals & Mining — 0.8%
Alcoa, Inc.	36,500	1,479,345
Alpha Natural Resources, Inc.*	600	12,474
AMCOL International Corp.	1,000	27,310
Arch Coal, Inc.	5,400	187,920
Century Aluminum Co.*	1,349	73,696
Cleveland-Cliffs, Inc.	800	62,136
Coeur d'Alene Mines Corp.*	11,100	39,849
Commercial Metals Co.	4,600	155,342
Compass Minerals International, Inc.	1,000	34,660
Freeport-McMoran Copper & Gold, Inc., Class B	11,118	920,793
Gibraltar Industries, Inc.	1,000	22,150
Hecla Mining Co.*	4,300	36,722
Kaydon Corp.	500	26,060
Massey Energy Co.	3,000	79,950
MSC Industrial Direct Co., Inc., Class A	1,000	55,000
Mueller Industries, Inc.	500	17,220
Newmont Mining Corp.	16,900	660,114
Precision Castparts Corp.	4,524	549,032
Stillwater Mining Co.*	3,300	36,333
Titanium Metals Corp.*	8,148	259,921
USEC, Inc.*	3,300	72,534
		4,808,561
Multimedia — 2.2%
A.H. Belo Corp. Series A	3,500	72,065
CBS Corp., Class A	1,700	56,661
CBS Corp., Class B	30,207	1,006,497
DreamWorks Animation SKG, Inc., Class A*	1,300	37,492
Emmis Communications Corp., Class A	1,082	9,965
Gannett Co., Inc.	8,600	472,570
Gemstar-TV Guide International, Inc.*	16,661	81,972

	SHARES	VALUE†
Idearc, Inc.	5,510	$194,668
Journal Communications, Inc., Class A	700	9,107
Macrovision Corp.*	1,700	51,102
Martha Stewart Living Omnimedia, Inc., Class A	200	3,440
McGraw-Hill Cos, Inc.	14,200	966,736
Media General, Inc., Class A	400	13,308
Meredith Corp.	900	55,440
News Corp., Class A	39,500	906,130
News Corp., Class B	87,044	1,846,203
The E.W. Scripps Co., Class A	4,600	210,174
Time Warner, Inc.	152,600	3,210,704
Tribune Co.	4,609	135,505
Triple Crown Media, Inc.*	50	466
Viacom, Inc., Class A*	1,700	70,720
Viacom, Inc., Class B*	24,747	1,030,218
Walt Disney Co.	83,440	2,848,642
Warner Music Group Corp.	5,300	76,585
XM Satellite Radio Holdings, Inc., Class A*	10,200	120,054
		13,486,424
Office Equipment — 0.2%
IKON Office Solutions, Inc.	5,000	78,050
Lexmark International Group, Inc., Class A*	3,400	167,654
Pitney Bowes, Inc.	8,400	393,288
Xerox Corp.*	37,900	700,392
		1,339,384
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	43,800
Acco Brands Corp.*	2,069	47,690
Avery Dennison Corp.	4,000	265,920
Herman Miller, Inc.	2,600	82,160
HNI Corp.	1,800	73,800
Interface, Inc.	1,700	32,062
Knoll, Inc.	100	2,240
OfficeMax, Inc.	2,100	82,530
Steelcase, Inc., Class A	2,200	40,700
		670,902
Oil & Gas — 7.9%
AGL Resources, Inc.	3,100	125,488
Anadarko Petroleum Corp.	17,400	904,626
Apache Corp.	13,884	1,132,796
Aquila, Inc.*	15,000	61,350
Atmos Energy Corp.	3,700	111,222
ATP Oil & Gas Corp.*	1,000	48,640
Atwood Oceanics, Inc.*	1,200	82,344
Baker Hughes, Inc.	13,500	1,135,755
Berry Petroleum Co., Class A	1,600	60,288
BJ Services Co.	11,700	332,748
Cabot Oil & Gas Corp., Class A	3,500	129,080
Cameron International Corp.*	3,900	278,733
Carrizo Oil & Gas, Inc.*	1,100	45,617
Cheniere Energy, Inc.*	1,200	46,548
Chesapeake Energy Corp.	18,700	647,020

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Cimarex Energy Co.	2,810	$110,742
CNX Gas Corp.*	5,700	174,420
Complete Production Services, Inc.*	3,000	77,550
Comstock Resources, Inc.*	1,100	32,967
ConocoPhillips	65,878	5,171,423
Delta Petroleum Corp.*	1,900	38,152
Denbury Resources, Inc.*	4,800	180,000
Devon Energy Corp.	16,740	1,310,575
Diamond Offshore Drilling, Inc.	4,400	446,864
Dresser-Rand Group, Inc.*	3,100	122,450
El Paso Corp.	28,253	486,799
Encore Aquisition Co.*	1,750	48,650
Energen Corp.	2,500	137,350
Energy Partners Ltd.*	1,000	16,690
ENSCO International, Inc.	6,100	372,161
EOG Resources, Inc.	9,200	672,152
Equitable Resources, Inc.	4,300	213,108
EXCO Resources, Inc.*	900	15,696
Exxon Mobil Corp.	223,264	18,727,384
FMC Technologies, Inc.*	2,500	198,050
Forest Oil Corp.*	2,771	117,102
Frontier Oil Corp.	3,600	157,572
Goodrich Petroleum Corp.*	1,100	38,093
Grant Prideco, Inc.*	4,600	247,618
Grey Wolf, Inc.*	6,900	56,856
Halliburton Co.	23,264	802,608
Hanover Compressor Co.*	3,700	88,245
Helix Energy Solutions Group, Inc.*	2,730	108,954
Helmerich & Payne, Inc.	4,100	145,222
Hess Corp.	11,200	660,352
Holly Corp.	1,400	103,866
Hornbeck Offshore Services, Inc.*	1,000	38,760
Hugoton Royalty Trust	649	16,374
Key Energy Services, Inc.*	2,900	53,737
Marathon Oil Corp.	25,002	1,499,120
Mariner Energy, Inc.*	3,271	79,322
Murphy Oil Corp.	7,100	422,024
National Fuel Gas Co.	2,900	125,599
New Jersey Resources Corp.	500	25,510
Newfield Exploration Co.*	4,300	195,865
Newpark Resources, Inc.*	2,600	20,150
Nicor, Inc.	1,500	64,380
Noble Energy, Inc.	6,368	397,300
Occidental Petroleum Corp.	33,480	1,937,822
Oceaneering International, Inc.*	1,900	100,016
Oil States International, Inc.*	1,600	66,144
ONEOK, Inc.	4,200	211,722
Parallel Petroleum Corp.*	1,300	28,470
Parker Drilling Co.*	4,100	43,214
Patterson-UTI Energy, Inc.	6,200	162,502
Penn Virginia Corp.	400	16,080
Petrohawk Energy Corp.*	6,410	101,663
Piedmont Natural Gas Co., Inc.	2,300	56,695
Pioneer Natural Resources Co.	4,902	238,776
Plains Exploration & Production Co.*	2,700	129,087

	SHARES	VALUE†
Pogo Producing Co.	1,700	$86,343
Pride International, Inc.*	6,600	247,236
Quicksilver Resources, Inc.*	2,900	129,282
Range Resources Corp.	4,700	175,827
Rowan Cos., Inc.	4,400	180,312
RPC, Inc.	4,875	83,070
SEACOR Holdings, Inc.*	300	28,008
Smith International, Inc.	7,700	451,528
South Jersey Industries, Inc.	400	14,152
Southern Union Co.	4,288	139,746
Southwestern Energy Co.*	6,400	284,800
Spectra Energy Corp.	23,478	609,489
St. Mary Land & Exploration Co.	1,700	62,254
Sunoco, Inc.	3,800	302,784
Superior Energy Services, Inc.*	2,300	91,816
Swift Energy Co.*	300	12,828
Tesoro Petroleum Corp.	5,000	285,750
The Meridian Resource Corp.*	800	2,416
Tidewater, Inc.	1,300	92,144
UGI Corp.	3,310	90,297
Unit Corp.*	900	56,619
Valero Energy Corp.	24,118	1,781,356
W-H Energy Services, Inc.*	1,200	74,292
Whiting Petroleum Corp.*	800	32,416
Williams Cos., Inc.	23,860	754,453
XTO Energy, Inc.	13,909	835,931
		49,157,407
Paper & Related Products — 0.1%
Bowater, Inc.	2,200	54,890
Louisiana-Pacific Corp.	3,600	68,112
MeadWestvaco Corp.	6,540	230,993
Neenah Paper, Inc.	393	16,215
Potlatch Corp.	481	20,707
Temple-Inland, Inc.	4,000	246,120
		637,037
Personal Care — 0.0%
Chattem, Inc.*	200	12,676
Elizabeth Arden, Inc.*	300	7,278
Nu Skin Enterprises, Inc., Class A	2,400	39,600
Revlon, Inc., Class A*	16,802	23,019
		82,573
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	10,900	303,347
Printing — 0.1%
Cenveo, Inc.*	1,800	41,742
Consolidated Graphics, Inc.*	200	13,856
R. R. Donnelley & Sons Co.	7,800	339,378
Valassis Communications, Inc.*	1,000	17,190
		412,166
Publishing — 0.1%
Dow Jones & Co., Inc.	2,300	132,135
John Wiley & Sons, Inc., Class A	1,000	48,290
Journal Register Co.	600	2,688

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Publishing (Continued)
Lee Enterprises, Inc.	800	$16,688
Marvel Entertainment, Inc.*	3,400	86,632
PRIMEDIA, Inc.*	8,400	23,940
Scholastic Corp.*	1,600	57,504
Sun-Times Media Group, Inc., Class A	2,100	11,025
The McClatchy Co., Class A	1,525	38,598
The New York Times Co., Class A	5,200	132,080
Voyager Learning Co.*	500	4,770
		554,350
Real Estate — 0.1%
CB Richard Ellis Group, Inc., Class A*	9,500	346,750
Corrections Corp. of America*	2,300	145,153
Jones Lang LaSalle, Inc.	600	68,100
The St. Joe Co.	3,000	139,020
		699,023
Restaurants — 0.8%
Applebee's International, Inc.	2,600	62,660
Bob Evans Farms, Inc.	700	25,795
Brinker International, Inc.	3,450	100,981
CBRL Group, Inc.	1,100	46,728
CEC Entertainment, Inc.*	600	21,120
CKE Restaurants, Inc.	2,800	56,196
Darden Restaurants, Inc.	5,100	224,349
Domino's Pizza, Inc.	2,300	42,021
IHOP Corp.	400	21,772
Jack in the Box, Inc.*	500	35,470
Krispy Kreme Doughnuts, Inc.*	1,000	9,260
Landry's Seafood Restaurants, Inc.	300	9,078
McDonald's Corp.	49,500	2,512,620
P.F. Chang's China Bistro, Inc.*	900	31,680
Papa John's International, Inc.*	1,500	43,140
RARE Hospitality International, Inc.*	500	13,385
Ruby Tuesday, Inc.	1,600	42,128
Sonic Corp.*	3,125	69,125
Starbucks Corp.*	30,000	787,200
Texas Roadhouse, Inc., Class A*	300	3,837
The Cheesecake Factory, Inc.*	2,850	69,882
Wendy's International, Inc.	4,000	147,000
Yum! Brands, Inc.	19,200	628,224
		5,003,651
Retail - Food — 0.4%
Kroger Co.	27,500	773,575
Ruddick Corp.	1,900	57,228
Safeway, Inc.	16,900	575,107
SUPERVALU, Inc.	8,075	374,034
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	36,894
Tim Hortons, Inc.	5,417	166,573
Weis Markets, Inc.	400	16,204
Whole Foods Market, Inc.	5,400	206,820
		2,206,435
Retail - General — 2.4%
99 Cents Only Stores*	2,366	31,018
Big Lots, Inc.*	3,700	108,854
BJ's Wholesale Club, Inc.*	2,700	97,281

	SHARES	VALUE†
Casey's General Stores, Inc.	1,800	$49,068
CVS Corp.	59,156	2,156,236
Dillards, Inc., Class A	2,900	104,197
Dollar General Corp.	12,525	274,548
Family Dollar Stores, Inc.	5,800	199,056
Fred's, Inc.	500	6,690
J.C. Penney Co., Inc.	8,000	579,040
Longs Drug Stores Corp.	600	31,512
Retail Ventures, Inc.*	1,600	25,808
Sears Holdings Corp.*	4,025	682,238
Target Corp.	34,400	2,187,840
TJX Cos., Inc.	18,200	500,500
Wal-Mart Stores, Inc.	166,700	8,019,937
		15,053,823
Retail - Specialty — 3.5%
Abercrombie & Fitch Co., Class A	3,500	255,430
Aeropostale, Inc.*	2,200	91,696
Amazon.com, Inc.*	17,400	1,190,334
American Eagle Outfitters, Inc.	8,550	219,393
American Greetings Corp., Class A	1,700	48,161
AnnTaylor Stores Corp.*	2,650	93,863
AutoNation, Inc.*	9,400	210,936
Barnes & Noble, Inc.	2,800	107,716
bebe stores, Inc.	3,750	60,038
Bed Bath & Beyond, Inc.*	11,900	428,281
Best Buy Co., Inc.	19,225	897,231
Blockbuster, Inc., Class A*	4,500	19,395
Blockbuster, Inc., Class B*	2,600	10,166
Borders Group, Inc.	1,600	30,496
Brown Shoe Co., Inc.	1,500	36,480
Cabela's, Inc., Class A*	2,100	46,473
Callaway Golf Co.	2,100	37,401
Chico's FAS, Inc.*	7,000	170,380
Children's Place Retail Stores, Inc.*	800	41,312
Christopher & Banks Corp.	1,400	24,010
Circuit City Stores-Circuit City Group	6,400	96,512
Coldwater Creek, Inc.*	3,350	77,821
Copart, Inc.*	3,850	117,771
Cost Plus, Inc.*	300	2,544
Costco Wholesale Corp.	19,000	1,111,880
Dollar Tree Stores, Inc.*	3,700	161,135
eBay, Inc.*	55,800	1,795,644
Foot Locker, Inc.	6,200	135,160
GameStop Corp., Class B*	3,988	155,931
Group 1 Automotive, Inc.	400	16,136
Guitar Center, Inc.*	300	17,943
Hibbett Sports, Inc.*	1,100	30,118
Home Depot, Inc.	78,650	3,094,877
Hot Topic, Inc.*	600	6,522
Jo-Ann Stores, Inc.*	200	5,686
K-Swiss, Inc., Class A	400	11,332
Kohl's Corp.*	12,400	880,772
La-Z-Boy, Inc.	1,400	16,044
Liz Claiborne, Inc.	3,800	141,740
Lowe's Cos., Inc.	60,900	1,869,021
Macy's, Inc.	21,008	835,698
Movie Gallery, Inc.*	700	1,330
NBTY, Inc.*	2,600	112,320
Nordstrom, Inc.	10,300	526,536

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Nutri/System, Inc.*	1,000	$69,840
Office Depot, Inc.*	10,500	318,150
Pacific Sunwear of California, Inc.*	2,050	45,100
Payless ShoeSource, Inc.*	2,200	69,410
Pep Boys - Manny, Moe & Jack	2,000	40,320
PETsMART, Inc.	5,100	165,495
Pier 1 Imports, Inc.	3,100	26,319
RadioShack Corp.	5,200	172,328
RC2 Corp.*	200	8,002
Regis Corp.	1,100	42,075
Rite Aid Corp.*	21,320	136,022
Ross Stores, Inc.	4,900	150,920
Saks, Inc.	5,600	119,560
Select Comfort Corp.*	1,950	31,629
Sonic Automotive, Inc., Class A	400	11,588
Sotheby's Holdings, Inc., Class A	2,300	105,846
Stage Stores, Inc.	1,720	36,051
Staples, Inc.	28,950	686,983
Stein Mart, Inc.	500	6,130
Systemax, Inc.	1,300	27,053
The Buckle, Inc.	1,200	47,280
The Cato Corp., Class A	300	6,582
The Dress Barn, Inc.*	2,000	41,040
The Gap, Inc.	32,400	618,840
The Gymboree Corp.*	1,000	39,410
The Limited, Inc.	15,080	413,946
The Men's Wearhouse, Inc.	1,750	89,373
The Nautilus Group, Inc.	500	6,020
The Sherwin Williams Co.	4,700	312,409
The Talbots, Inc.	1,300	32,539
Tiffany & Co.	4,800	254,688
Tractor Supply Co.*	1,400	72,870
Tuesday Morning Corp.	600	7,416
Tween Brands, Inc.*	500	22,300
Urban Outfitters, Inc.*	6,300	151,389
V.F. Corp.	4,000	366,320
Walgreen Co.	40,000	1,741,600
Williams-Sonoma, Inc.	4,100	129,478
Zale Corp.*	1,600	38,096
		21,900,082
Steel — 0.4%
AK Steel Holding Corp.*	4,200	156,954
Allegheny Technologies, Inc.	3,100	325,128
Carpenter Technology Corp.	300	39,093
Chaparral Steel Co.	1,800	129,366
Nucor Corp.	11,200	656,880
Reliance Steel & Aluminum Co.	2,800	157,528
Schnitzer Steel Industries, Inc., Class A	500	23,970
Steel Dynamics, Inc.	3,500	146,685
The Timken Co.	3,000	108,330
United States Steel Corp.	4,400	478,500
Valmont Industries, Inc.	1,000	72,760
Worthington Industries, Inc.	3,000	64,950
		2,360,144

	SHARES	VALUE†
Telecommunications — 4.6%
ADC Telecommunications, Inc.*	3,747	$68,683
ADTRAN, Inc.	2,300	59,731
Alcatel-Lucent	27,757	388,598
ALLTEL Corp.	624	42,151
American Tower Corp., Class A*	17,900	751,800
AT&T, Inc.	249,743	10,364,334
Avaya, Inc.*	18,100	304,804
Cablevision Systems Corp., Class A*	8,600	311,234
Centennial Communications Corp., Class A*	3,600	34,164
CenturyTel, Inc.	4,400	215,820
Ciena Corp.*	3,157	114,062
Cincinnati Bell, Inc.*	12,600	72,828
Citizens Communications Co.	13,130	200,495
CommScope, Inc.*	1,800	105,030
Comverse Technology, Inc.*	6,800	141,780
Crown Castle International Corp.*	12,017	435,857
Ditech Networks, Inc.*	300	2,457
Dobson Communications Corp., Class A*	5,700	63,327
EchoStar Communications Corp., Class A*	8,300	359,971
Embarq Corp.	5,130	325,088
FiberTower Corp.*	5,400	23,382
General Communication, Inc., Class A*	1,900	24,339
Harmonic, Inc.*	900	7,983
Harris Corp.	4,500	245,475
IDT Corp.	200	2,010
IDT Corp., Class B	1,800	18,576
InfoSpace, Inc.	500	11,605
InterDigital Communication Corp.*	2,000	64,340
Leap Wireless International, Inc.*	2,200	185,900
Level 3 Communications, Inc.*	51,920	303,732
Motorola, Inc.	93,100	1,647,870
NeuStar, Inc.*	2,700	78,219
NII Holdings, Inc., Class B*	5,800	468,292
Novatel Wireless, Inc.*	200	5,204
Plantronics, Inc.	1,100	28,842
Powerwave Technologies, Inc.*	3,500	23,450
Premiere Global Services, Inc.*	1,800	23,436
Price Communications Corp.	1,825	40,570
QUALCOMM, Inc.	62,684	2,719,859
RCN Corp.*	630	11,838
RF Micro Devices, Inc.*	7,700	48,048
SBA Communications Corp., Class A*	3,900	131,001
Sprint Corp.	111,116	2,301,212
Sycamore Networks, Inc.*	11,200	45,024
Telephone & Data Systems, Inc.	1,200	75,084
Telephone & Data Systems, Inc., Special Shares	2,200	126,610
Tellabs, Inc.*	16,256	174,915
Time Warner Telecom, Inc., Class A*	5,400	108,540
United States Cellular Corp.*	1,300	117,780
Verizon Communications	116,800	4,808,656
Virgin Media, Inc.	6,750	164,497
Windstream Corp.	15,326	226,212
Wireless Facilities, Inc.*	700	1,176
		28,625,891

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textile & Apparel — 0.4%
Carter's, Inc.*	2,000	$51,880
Charming Shoppes, Inc.*	4,400	47,652
Coach, Inc.*	15,540	736,440
Columbia Sportswear Co.	1,000	68,680
DHB Industries, Inc.*	500	2,625
G & K Services, Inc., Class A	200	7,902
Guess?, Inc.	2,800	134,512
Hanesbrands, Inc.*	3,425	92,578
Iconix Brand Group, Inc.*	2,200	48,884
Jones Apparel Group, Inc.	4,300	121,475
Kellwood Co.	400	11,248
Mohawk Industries, Inc.*	1,643	165,598
NIKE, Inc., Class B	10,400	606,216
Oakley, Inc.	2,100	59,640
Oxford Industries, Inc.	300	13,302
Phillips-Van Heusen Corp.	1,400	84,798
Polo Ralph Lauren Corp.	1,500	147,165
Quiksilver, Inc.*	4,600	64,998
Skechers U.S.A., Inc., Class A*	1,000	29,200
The Finish Line, Inc., Class A	800	7,288
The Warnaco Group, Inc.*	1,400	55,076
Timberland Co.*	2,000	50,380
Wolverine World Wide, Inc.	2,200	60,962
		2,668,499
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	69,050
Goodyear Tire & Rubber Co.*	6,400	222,464
		291,514
Tobacco — 1.0%
Alliance One International, Inc.*	3,800	38,190
Altria Group, Inc.	75,100	5,267,514
Loews Corp. - Carolina Group	1,600	123,632
Reynolds American, Inc.	11,200	730,240
UST, Inc.	5,800	311,518
		6,471,094
Tools - Hand Held — 0.1%
Snap-on, Inc.	2,400	121,224
Stanley Works	3,000	182,100
Toro Co.	1,000	58,890
		362,214
Transportation — 1.3%
ABX Air, Inc.*	600	4,836
Alexander & Baldwin, Inc.	900	47,799
Arkansas Best Corp.	400	15,588
Bristow Group, Inc.*	200	9,910
Burlington Northern Santa Fe Corp.	13,800	1,174,932
C.H. Robinson Worldwide, Inc.	7,000	367,640
Con-way, Inc.	2,000	100,480
CSX Corp.	17,400	784,392
EGL, Inc.*	800	37,184
FedEx Corp.	8,400	932,148
Forward Air Corp.	450	15,341
GATX Corp.	1,700	83,725
Genesee & Wyoming, Inc., Class A*	1,300	38,792
Heartland Express, Inc.	3,066	49,976
Hub Group, Inc., Class A*	1,400	49,224

	SHARES	VALUE†
J.B. Hunt Transport Services, Inc.	5,300	$155,396
Kansas City Southern Industries, Inc.*	3,100	116,374
Kirby Corp.*	2,000	76,780
Knight Transportation, Inc.	2,625	50,872
Laidlaw International, Inc.	3,600	124,380
Landstar Systems, Inc.	1,600	77,200
Norfolk Southern Corp.	15,800	830,606
Old Dominion Freight Line, Inc.*	1,450	43,718
Overseas Shipholding Group, Inc.	900	73,260
Ryder System, Inc.	1,600	86,080
Union Pacific Corp.	8,400	967,260
United Parcel Service, Inc., Class B	26,600	1,941,800
Werner Enterprises, Inc.	2,700	54,405
YRC Worldwide, Inc.*	2,263	83,278
		8,393,376
Utilities — 2.7%
AES Corp.*	27,900	610,452
Allegheny Energy, Inc.*	6,200	320,788
Alliant Energy Corp.	3,700	143,745
Ameren Corp.	7,800	382,278
American Electric Power Co., Inc.	15,800	711,632
Aqua America, Inc.	5,034	113,215
Avista Corp.	2,100	45,255
Black Hills Corp.	500	19,875
CH Energy Group, Inc.	300	13,491
Cleco Corp.	1,600	39,200
CMS Energy Corp.	9,400	161,680
Consolidated Edison, Inc.	10,300	464,736
Constellation Energy Group	6,100	531,737
Dominion Resources, Inc.	11,800	1,018,458
DPL, Inc.	4,300	121,862
Duke Energy Corp.	50,256	919,685
Edison International	12,400	695,888
El Paso Electric Co.*	1,200	29,472
Exelon Corp.	26,800	1,945,680
FirstEnergy Corp.	11,900	770,287
FPL Group, Inc.	16,200	919,188
FuelCell Energy, Inc.*	900	7,128
IDACORP, Inc.	1,600	51,264
KeySpan Corp.	5,600	235,088
MDU Resources Group, Inc.	6,825	191,373
MGE Energy, Inc.	200	6,534
Mirant Corp.*	10,800	460,620
NiSource, Inc.	10,937	226,505
Northeast Utilities	6,200	175,832
Northwest Natural Gas Co.	1,400	64,666
NorthWestern Corp.	400	12,724
OGE Energy Corp.	3,100	113,615
Otter Tail Power Co.	600	19,242
Parker-Hannifin Corp.	4,300	421,013
Pepco Holdings, Inc.	7,200	203,040
PG&E Corp.	13,200	597,960
Pinnacle West Capital Corp.	3,200	127,520
PNM Resources, Inc.	3,050	84,760
PPL Corp.	15,300	715,887
Public Service Enterprise Group, Inc.	6,700	588,126
Puget Energy, Inc.	3,800	91,884
Questar Corp.	4,400	232,540
Reliant Resources, Inc.*	13,594	366,358

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Utilities (Continued)
SCANA Corp.	3,900	$149,331
Sierra Pacific Resources*	8,400	147,504
Southern Co.	29,900	1,025,271
Southwest Gas Corp.	1,500	50,715
TECO Energy, Inc.	7,500	128,850
The Laclede Group, Inc.	300	9,564
UIL Holdings Corp.	333	11,022
Unisource Energy Corp.	600	19,734
Vectren Corp.	2,700	72,711
WGL Holdings, Inc.	1,900	62,016
Wisconsin Energy Corp.	4,000	176,920
Xcel Energy, Inc.	15,500	317,285
		17,143,206
Waste Management — 0.2%
Allied Waste Industries, Inc.*	15,500	208,630
Republic Services, Inc., Class A	7,800	238,992
Stericycle, Inc.*	1,800	80,028
Waste Connections, Inc.*	2,625	79,380
Waste Management, Inc.	20,500	800,525
		1,407,555
TOTAL COMMON STOCKS (Identified Cost $446,465,700)		597,146,774
MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. MicroCap Portfolio	1,581,344	26,250,306
TOTAL MUTUAL FUNDS (Identified Cost $20,720,600)		26,250,306
SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	897,002	897,002
		897,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $897,003)		897,003
Total Investments — 99.9% (Identified Cost $468,083,303)#		624,294,083
Cash and Other Assets, Less liabilities — 0.1%		538,496
Net Assets — 100.0%		$624,832,579

  †  See Note 1.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $468,198,690. Net unrealized appreciation aggregated $156,095,393 of which $168,309,149 related to appreciated investment securities and $12,213,756 related to depreciated investment securities.

  *  Non-income producing security.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Aerospace/Defense — 2.8%
Curtiss-Wright Corp.	516	$24,051
Northrop Grumman Corp.	92,033	7,166,610
Raytheon Co.	59,300	3,195,677
		10,386,338
Agricultural Operations — 0.3%
AGCO Corp.*	22,576	980,024
Airlines — 0.8%
Southwest Airlines Co.	164,300	2,449,713
UAL Corp.*	14,700	596,673
		3,046,386
Auto & Related — 2.5%
Avis Budget Group, Inc.*	19,947	567,093
Ford Motor Co.	326,100	3,071,862
General Motors Corp.	134,500	5,084,100
TRW Automotive Holdings Corp.*	10,300	379,349
United Rentals, Inc.*	7,100	231,034
		9,333,438
Banks/Savings & Loans — 1.5%
Hudson City Bancorp, Inc.	61,100	746,642
New York Community Bancorp, Inc .	70,200	1,194,804
Sovereign Bancorp, Inc.	92,130	1,947,628
Washington Mutual, Inc.	33,599	1,432,662
Webster Financial Corp.	9,400	401,098
		5,722,834
Broadcasting — 6.4%
Citadel Broadcasting Corp.	2,551	16,454
Clear Channel Communications, Inc .	97,472	3,686,391
Comcast Corp., Class A*	395,223	11,113,671
Comcast Corp., Class A Special*	84,450	2,361,222
Cox Radio, Inc., Class A*	2,200	31,328
Discovery Holding Co., Class A*	44,300	1,018,457
Hearst-Argyle Television, Inc.	12,100	291,610
Liberty Global, Inc., Series A*	18,605	763,549
Liberty Global, Inc., Series C*	24,775	973,657
Liberty Media Holding Corp. — Capital Series A*	32,263	3,796,710
Radio One, Inc., Class D*	2,400	16,944
		24,069,993
Building & Construction — 1.3%
Centex Corp.	22,400	898,240
D.R. Horton, Inc.	44,600	888,878
KB HOME	14,900	586,613
Lennar Corp., Class A	13,900	508,184
M.D.C. Holdings, Inc.	8,800	425,568
Pulte Corp.	24,000	538,800
Ryland Group, Inc.	1,100	41,107
Toll Brothers, Inc.*	26,700	666,966
URS Corp.*	4,500	218,475
		4,772,831

	SHARES	VALUE†
Business Services — 0.7%
Electronic Data Systems Corp.	90,400	$2,506,792
Chemicals — 0.7%
Ashland, Inc.	17,900	1,144,705
Chemtura Corp.	46,500	516,615
Lubrizol Corp.	1,800	116,190
Lyondell Chemical Co.	16,300	605,056
Tronox, Inc., Class B	6,082	85,452
Valhi, Inc.	1,500	24,450
Westlake Chemical Corp.	1,100	30,932
		2,523,400
Commercial Services — 0.3%
Convergys Corp.*	8,000	193,920
Live Nation, Inc.*	12,184	272,678
R.H. Donnelley Corp.*	9,400	712,332
		1,178,930
Communications Equipment — 0.1%
Andrew Corp.*	35,707	515,609
Computer Equipment — 0.2%
Ingram Micro, Inc., Class A*	41,460	900,097
Computer Services — 1.4%
Computer Sciences Corp.*	45,661	2,700,848
Compuware Corp.*	45,300	537,258
Fidelity National Information Services, Inc.	18,325	994,681
Sun Microsystems, Inc.*	97,600	513,376
Unisys Corp.*	55,800	510,012
		5,256,175
Computer Software — 0.2%
3Com Corp.*	58,600	242,018
Symantec Corp.*	22,900	462,580
		704,598
Diversified Operations — 0.1%
PerkinElmer, Inc.	11,500	299,690
Electronics — 2.6%
Advanced Micro Devices, Inc.*	10,500	150,150
Applied Micro Circuits Corp.*	22,500	56,250
Arrow Electronics, Inc.*	22,700	872,361
Avnet, Inc.*	39,600	1,569,744
AVX Corp.	23,400	391,716
Fairchild Semiconductor Corp., Class A*	700	13,524
Integrated Device Technology, Inc.*	50,076	764,660
Intersil Corp., Class A	36,700	1,154,582
Micron Technology, Inc.*	169,000	2,117,570
Sanmina-SCI Corp.*	133,221	416,982
Solectron Corp.*	231,400	851,552
Tech Data Corp.*	13,600	523,056
Vishay Intertechnology, Inc.*	43,200	683,424
		9,565,571
Financial Services — 10.0%
AMBAC Financial Group, Inc.	25,000	2,179,750
American Capital Strategies, Ltd.	14,500	616,540

See notes to financial statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
AmeriCredit Corp.*	24,400	$647,820
Capital One Financial Corp.	53,063	4,162,262
CIT Group, Inc.	47,000	2,577,010
Countrywide Credit Industries, Inc.	150,250	5,461,587
J.P. Morgan Chase & Co.	136,800	6,627,960
Janus Capital Group, Inc.	52,900	1,472,736
KeyCorp	9,700	333,001
MBIA, Inc.	36,400	2,264,808
Protective Life Corp.	17,600	841,456
Prudential Financial, Inc.	73,000	7,097,790
The Bear Stearns Cos., Inc.	18,060	2,528,400
The South Financial Group, Inc.	19,700	446,008
		37,257,128
Food & Beverages — 4.3%
Archer-Daniels-Midland Co.	90,196	2,984,586
Coca-Cola Enterprises, Inc.	118,521	2,844,504
Corn Products International, Inc.	18,500	840,825
Del Monte Foods Co.	47,300	575,168
Kraft Foods, Inc., Class A	122,000	4,300,500
Molson Coors Brewing Co., Class B	13,300	1,229,718
PepsiAmericas, Inc.	17,600	432,256
Smithfield Foods, Inc.*	25,400	782,066
The J.M. Smucker Co.	13,700	872,142
Tyson Foods, Inc., Class A	57,807	1,331,873
		16,193,638
Forest & Paper Products — 2.1%
Domtar Corp.*	155,751	1,738,181
International Paper Co.	33,800	1,319,890
Smurfit-Stone Container Corp.*	63,543	845,758
Weyerhaeuser Co.	49,024	3,869,464
		7,773,293
Funeral Services — 0.1%
Service Corp. International	40,300	515,034
Health Care - Drugs — 0.4%
Millennium Pharmaceuticals, Inc.*	73,000	771,610
Watson Pharmaceuticals, Inc.*	20,900	679,877
		1,451,487
Health Care - Products — 0.3%
Invitrogen Corp.*	12,600	929,250
Health Care - Services — 0.9%
Health Management Associates, Inc., Class A	20,900	237,424
Medco Health Solutions, Inc.*	8,419	656,598
Omnicare, Inc.	7,700	277,662
Tenet Healthcare Corp.*	77,200	502,572
Triad Hospitals, Inc.*	21,900	1,177,344
UnitedHealth Group, Inc.	13,200	675,048
		3,526,648
Hotels & Restaurants — 0.3%
Wyndham Worldwide Corp.*	28,094	1,018,688

	SHARES	VALUE†
Insurance — 19.9%
Alleghany Corp.*	1,972	$801,618
Allstate Corp.	105,400	6,483,154
American Financial Group, Inc.	30,750	1,050,113
American National Insurance Co.	6,561	1,001,209
Chubb Corp.	57,000	3,085,980
Cincinnati Financial Corp.	46,756	2,029,210
CNA Financial Corp.	60,752	2,897,263
Conseco, Inc.*	10,900	227,701
Fidelity National Title Group, Inc., Class A	43,867	1,039,648
Hanover Insurance Group, Inc.	14,100	687,939
Hartford Financial Services Group, Inc.	46,300	4,561,013
Lincoln National Corp.	33,200	2,355,540
Loews Corp.	135,700	6,917,986
Mercury General Corp.	7,000	385,770
MetLife, Inc.	182,000	11,735,360
MGIC Investment Corp.	22,700	1,290,722
Nationwide Financial Services, Inc., Class A	14,000	885,080
Odyssey Re Holdings Corp.	16,500	707,685
Ohio Casualty Corp.	16,946	733,931
Old Republic International Corp.	56,775	1,207,036
Principal Financial Group, Inc.	52,500	3,060,225
Radian Group, Inc.	20,000	1,080,000
Reinsurance Group of America, Inc.	16,600	999,984
Safeco Corp.	23,500	1,463,110
StanCorp Financial Group, Inc.	9,400	493,312
The Commerce Group, Inc.	7,900	274,288
The First American Corp.	24,000	1,188,000
The PMI Group, Inc.	22,600	1,009,542
The Travelers Companies, Inc.	177,500	9,496,250
Torchmark, Inc.	13,900	931,300
Transatlantic Holdings, Inc.	7,500	533,475
Unitrin, Inc.	18,100	890,158
UnumProvident Corp.	76,300	1,992,193
Wesco Financial Corp.	1,780	685,300
		74,181,095
Internet Services — 2.3%
Expedia, Inc.*	52,149	1,527,444
IAC/InterActiveCorp*	72,349	2,503,999
Liberty Media Holding Corp. - Interactive, Class A*	149,737	3,343,627
Qwest Communications International, Inc.*	131,900	1,279,430
		8,654,500
Leisure — 0.8%
Brunswick Corp.	16,500	538,395
Harrah's Entertainment, Inc.	9,663	823,867
MGM Mirage, Inc.*	20,900	1,723,832
		3,086,094
Machinery — 0.2%
SPX Corp.	7,600	667,356
Metals & Mining — 0.0%
Titanium Metals Corp.*	716	22,840

See notes to financial statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multimedia — 6.9%
A.H. Belo Corp. Series A	17,800	$366,502
CBS Corp., Class A	8,700	289,971
CBS Corp., Class B	189,495	6,313,973
Gannett Co., Inc.	28,200	1,549,590
Idearc, Inc.	11,286	398,734
News Corp., Class B	12,608	267,416
Time Warner, Inc.	701,100	14,751,144
Tribune Co.	25,585	752,199
Walt Disney Co.	33,218	1,134,063
		25,823,592
Office Equipment — 0.1%
IKON Office Solutions, Inc.	35,000	546,350
Office Furnishings & Supplies — 0.2%
OfficeMax, Inc.	15,900	624,870
Oil & Gas — 8.9%
Anadarko Petroleum Corp.	115,252	5,991,951
Apache Corp.	54,282	4,428,868
Chesapeake Energy Corp.	117,906	4,079,548
Cimarex Energy Co.	10,800	425,628
ConocoPhillips	49,600	3,893,600
Devon Energy Corp.	48,300	3,781,407
Forest Oil Corp.*	16,600	701,516
Hess Corp.	47,754	2,815,576
Marathon Oil Corp.	33,942	2,035,162
Mariner Energy, Inc.*	9,226	223,731
Newfield Exploration Co.*	16,600	756,130
Pioneer Natural Resources Co.	44,276	2,156,684
Pogo Producing Co.	14,100	716,139
SEACOR Holdings, Inc.*	6,100	569,496
Tidewater, Inc.	11,400	808,032
		33,383,468
Paper & Related Products — 0.7%
Bowater, Inc.	10,900	271,955
Louisiana-Pacific Corp.	26,100	493,812
MeadWestvaco Corp.	46,713	1,649,903
		2,415,670
Retail - Food — 0.4%
SUPERVALU, Inc.	32,652	1,512,441
Retail - General — 0.2%
Dillards, Inc., Class A	19,000	682,670
Retail - Specialty — 1.7%
American Greetings Corp., Class A	9,700	274,801
AutoNation, Inc.*	61,600	1,382,304
Blockbuster, Inc., Class A*	4,500	19,395
Borders Group, Inc.	5,700	108,642
Circuit City Stores-Circuit City Group	9,300	140,244
Foot Locker, Inc.	15,400	335,720
Macy's, Inc.	79,666	3,169,114

	SHARES	VALUE†
Rite Aid Corp.*	8,500	$54,230
Saks, Inc.	34,500	736,575
		6,221,025
Steel — 0.1%
The Timken Co.	6,300	227,493
Worthington Industries, Inc.	3,000	64,950
		292,443
Telecommunications — 7.8%
AT&T, Inc.	339,882	14,105,103
CenturyTel, Inc.	10,600	519,930
Level 3 Communications, Inc.*	15,000	87,750
Sprint Corp.	93,800	1,942,598
Telephone & Data Systems, Inc.	13,200	825,924
Telephone & Data Systems, Inc., Special Shares	9,400	540,970
Tellabs, Inc.*	74,422	800,781
United States Cellular Corp.*	11,700	1,060,020
Verizon Communications	225,720	9,292,892
		29,175,968
Textile & Apparel — 0.5%
Jones Apparel Group, Inc.	19,600	553,700
Mohawk Industries, Inc.*	12,200	1,229,638
		1,783,338
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	63,526
Goodyear Tire & Rubber Co.*	12,400	431,024
		494,550
Transportation — 7.8%
Alexander & Baldwin, Inc.	10,000	531,100
Burlington Northern Santa Fe Corp.	58,300	4,963,662
CSX Corp.	117,500	5,296,900
GATX Corp.	14,200	699,350
Kansas City Southern Industries, Inc.*	19,000	713,260
Laidlaw International, Inc.	23,200	801,560
Norfolk Southern Corp.	107,200	5,635,504
Overseas Shipholding Group, Inc.	10,700	870,980
Ryder System, Inc.	15,300	823,140
Union Pacific Corp.	72,800	8,382,920
YRC Worldwide, Inc.*	13,100	482,080
		29,200,456
Waste Management — 0.3%
Allied Waste Industries, Inc.*	93,812	1,262,710
TOTAL COMMON STOCKS (Identified Cost $268,101,468)		370,459,308

See notes to financial statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	2,022,953	2,022,953
		2,022,954
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,022,954)		2,022,954
Total Investments — 99.7% (Identified Cost $270,124,422)#		372,482,262
Cash and Other Assets, Less Liabilities — 0.3%		1,062,353
Net Assets — 100.0%		$373,544,615

  †  See Note 1.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $270,124,429. Net unrealized appreciation aggregated $102,357,833 of which $108,644,955 related to appreciated investment securities and $6,287,122 related to depreciated investment securities.

  *  Non-income producing security.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Advertising — 0.2%
Emak Worldwide, Inc.*	800	$2,112
Greenfield Online, Inc.*	11,950	190,124
inVentiv Health, Inc.*	6,500	237,965
Marchex, Inc., Class B(a)	6,700	109,344
Traffix, Inc.	3,200	17,600
ValueVision International, Inc., Class A(a)*	7,900	89,428
		646,573
Aerospace/Defense — 1.8%
AAR Corp.(a)*	9,000	297,090
ARGON ST, Inc.(a)*	7,700	178,717
Armor Holdings, Inc.*	6,900	599,403
CPI Aerostructures, Inc.*	400	3,320
Curtiss-Wright Corp.	9,700	452,117
DRS Technologies, Inc.	7,038	403,066
Ducommun, Inc.*	2,055	52,875
EDO Corp.(a)	4,300	141,341
GenCorp, Inc.(a)*	26,000	339,820
HEICO Corp.(a)	4,700	197,776
HEICO Corp., Class A	3,120	109,668
Herley Industries, Inc.*	2,900	47,473
Hexcel Corp.(a)*	15,900	335,013
Innovative Solutions and Support, Inc.(a)*	4,050	94,041
Kaman Corp., Class A	5,300	165,307
Ladish Co., Inc.(a)*	2,600	111,800
LMI Aerospace, Inc.(a)*	2,400	58,296
Mechanical Technology, Inc.*	5,600	7,056
Moog, Inc., Class A*	7,900	348,469
MTC Technologies, Inc.(a)*	3,000	73,680
Orbital Sciences Corp.*	13,600	285,736
SPACEHAB, Inc.*	1,000	650
Teledyne Technologies, Inc.*	16,900	776,555
The Allied Defense Group, Inc.(a)*	600	4,614
The Fairchild Corp., Class A(a)*	2,900	6,438
TransDigm Group, Inc.(a)*	2,600	105,196
Triumph Group, Inc.	2,700	176,769
United Industrial Corp.(a)	1,800	107,964
World Fuel Services Corp.(a)	6,600	277,596
		5,757,846
Agricultural Operations — 0.1%
Alico, Inc.(a)	1,300	79,287
Cadiz, Inc.(a)*	1,100	24,717
Senesco Technologies, Inc.(a)*	1,100	1,265
The Andersons, Inc.(a)	3,500	158,655
		263,924
Airlines — 0.4%
AirTran Holdings, Inc.(a)*	21,050	229,866
Alaska Air Group, Inc.*	8,000	222,880
ATA Holdings Corp.(b)(c)*	600	0
ExpressJet Holdings, Inc.*	14,000	83,720
Frontier Airlines Holdings, Inc.(a)*	6,750	37,800
Hawaiian Holdings, Inc.(a)*	9,800	35,770

	SHARES	VALUE†
MAIR Holdings, Inc.*	3,200	$21,120
Mesa Air Group, Inc.(a)*	6,600	43,626
Midwest Air Group, Inc.(a)*	4,000	60,080
Northwest Airlines Corp., Class A(a)(b)(c)*	16,600	0
Pinnacle Airlines Corp.(a)*	5,250	98,437
Republic Airways Holdings, Inc.*	9,900	201,465
SkyWest, Inc.	15,400	366,982
World Air Holdings, Inc.*	943	11,316
		1,413,062
Auto & Related — 1.7%
A.S.V., Inc.(a)*	6,200	107,136
Accuride Corp.*	8,700	134,067
Aftermarket Technology Corp.*	4,600	136,528
American Axle & Manufacturing Holdings, Inc.(a)	12,200	361,364
Arctic Cat, Inc.(a)	2,300	45,540
ArvinMeritor, Inc.(a)	16,400	364,080
Asbury Automotive Group, Inc.	11,700	291,915
Coachmen Industries, Inc.(a)	3,000	28,980
Commercial Vehicle Group, Inc.*	4,200	78,246
CSK Auto Corp.(a)*	10,100	185,840
Dollar Thrifty Automotive Group, Inc.*	4,300	175,612
Dorman Products, Inc.*	3,350	46,297
Dura Automotive Systems, Inc.*	3,200	1,312
Fuel Systems Solutions, Inc.(a)*	4,600	76,268
Hayes Lemmerz International, Inc.(a)*	36,850	197,147
Lear Corp.*	12,800	455,808
Lithia Motors, Inc., Class A(a)	3,631	92,010
LoJack Corp.(a)*	4,000	89,160
Midas, Inc.*	3,000	68,010
Miller Industries, Inc.*	2,100	52,710
Monaco Coach Corp.(a)	6,950	99,732
Monro Muffler Brake, Inc.	3,000	112,350
National R.V. Holdings, Inc.*	2,100	3,066
Noble International Ltd.(a)	2,800	57,232
Penske Automotive Group, Inc.	16,800	357,672
Proliance International, Inc.*	2,890	8,959
Rent-A-Center, Inc.*	8,100	212,463
Rush Enterprises, Inc., Class A*	2,900	62,988
Skyline Corp.(a)	1,200	36,012
Spartan Motors, Inc.(a)	6,900	117,438
Standard Motor Products, Inc.	3,600	54,108
Strattec Security Corp.(a)*	700	32,900
Superior Industries International, Inc.(a)	5,600	121,856
Supreme Industries, Inc., Class A	1,200	8,328
Tenneco Automotive, Inc.*	11,000	385,440
Titan International, Inc.	5,900	186,499
Tower Automotive, Inc.(a)*	6,500	124
United Rentals, Inc.*	200	6,508
Visteon Corp.(a)*	29,700	240,570
Wabash National Corp.(a)	8,200	119,966
Winnebago Industries, Inc.(a)	6,500	191,880
		5,404,121
Banks/Savings & Loans — 7.3%
1st Source Corp.	4,467	111,318
Accredited Home Lenders Holding Co.(a)*	3,800	51,946

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Alabama National BanCorp.(a)	4,988	$308,458
AMCORE Financial, Inc.	5,200	150,748
American Bancorp of New Jersey, Inc.	2,500	25,800
AmericanWest Bancorporation(a)	3,866	70,477
Ameris Bancorp(a)	2,029	45,592
Anchor BanCorp Wisconsin, Inc.	4,800	125,712
Atlantic Coast Federal Corp.(a)	2,500	39,375
Bancfirst Corp.	3,000	128,460
BancorpSouth, Inc.(a)	1,600	39,136
BancTrust Financial Group, Inc.(a)	90	1,890
Bank of Florida Corp.*	1,500	26,070
Bank of Granite Corp.	4,846	80,880
Bank of the Ozarks, Inc.	3,000	83,610
BankAtlantic Bancorp, Inc., Class A(a)	11,900	102,459
BankFinancial Corp.(a)	4,900	75,705
BankUnited Financial Corp., Class A(a)	7,900	158,553
Banner Corp.	2,660	90,600
Berkshire Hills Bancorp, Inc.(a)	1,300	40,963
Beverly Hills Bancorp, Inc.	5,300	41,446
Boston Private Financial Holdings, Inc.(a)	8,800	236,456
Brookline Bancorp, Inc.(a)	14,148	162,843
Camden National Corp.	2,000	78,280
Capital City Bank Group, Inc.(a)	800	25,072
Capital Corp. of the West(a)	1,800	43,128
Capitol Bancorp Ltd.(a)	3,700	101,121
Cardinal Financial Corp.	6,192	61,115
Cathay Bancorp, Inc.(a)	12,318	413,146
Centennial Bank Holdings, Inc.(a)*	12,900	109,263
Center Bancorp, Inc.(a)	2,835	41,845
Center Financial Corp.(a)	3,300	55,836
Central Pacific Financial Corp.(a)	7,100	234,371
CFS Bancorp, Inc.(a)	1,800	26,136
Charter Financial Corp.(a)	2,028	103,428
Chemical Financial Corp.(a)	5,050	130,643
Chittenden Corp.	10,712	374,384
Citizens Community Bancorp, Inc.	400	3,660
Citizens First Bancorp, Inc.	1,800	39,240
Colony Bankcorp, Inc.(a)	1,100	21,428
Columbia Banking System, Inc.	3,383	98,953
Community Bancorp(a)*	900	25,182
Community Bank Systems, Inc.	6,300	126,126
Community Banks, Inc.(a)	5,200	167,544
Community Trust Bancorp, Inc.	4,498	145,285
Corus Bankshares, Inc.(a)	11,200	193,312
CVB Financial Corp.(a)	17,655	196,324
Dearborn Bancorp, Inc.*	1,050	17,798
Dime Community Bancshares	10,050	132,559
Downey Financial Corp.(a)	700	46,186
Enterprise Financial Services Corp.(a)	1,600	39,776
F.N.B. Corp.(a)	13,872	232,217
Financial Institutions, Inc.(a)	1,700	34,323
First Bancorp(a)	3,400	63,682
First Busey Corp., Class A(a)	4,476	89,475
First Charter Corp.(a)	7,500	146,025

	SHARES	VALUE†
First Citizens BancShares, Inc.	200	$38,880
First Community Bancorp	6,200	354,702
First Community Bancshares, Inc.(a)	1,561	48,688
First Financial Bancorp(a)	8,665	129,888
First Financial Bankshares, Inc.(a)	4,735	183,765
First Financial Corp.(a)	2,100	61,656
First Financial Holdings, Inc.(a)	1,800	58,878
First Financial Service Corp.	400	11,376
First Indiana Corp.	2,875	63,595
First Mariner Bancorp*	100	1,287
First Merchants Corp.(a)	3,877	93,164
First Midwest Bancorp, Inc.(a)	11,400	404,814
First Niagara Financial Group, Inc.	26,185	343,023
First PacTrust Bancorp, Inc.	200	4,996
First Place Financial Corp.	2,900	61,248
First Regional Bancorp*	2,500	63,600
First Republic Bank	6,825	366,229
First State Bancorp	3,900	83,031
FirstFed Financial Corp.(a)*	3,500	198,555
FirstMerit Corp.(a)	19,200	401,856
Flagstar Bancorp, Inc.(a)	13,150	158,457
Flushing Financial Corp.	4,700	75,482
FNB Corp.-VA	276	9,908
FNB Corp. United Corp.	200	3,198
Franklin Bank Corp.(a)*	4,700	70,030
Frontier Financial Corp.(a)	9,099	205,000
Gateway Financial Holdings, Inc.(a)	1,916	27,993
GB&T Bancshares, Inc.(a)	2,900	48,430
German American Bancorp	2,400	33,000
Glacier Bancorp, Inc.(a)	12,072	245,665
Great Lakes Bancorp, Inc.*	1,860	24,571
Great Southern Bancorp, Inc.(a)	3,000	81,150
Greater Bay Bancorp	10,600	295,104
Greene County Bancshares, Inc.(a)	2,000	62,520
Hancock Holding Co.(a)	6,500	244,075
Hanmi Financial Corp.(a)	10,800	184,248
Harleysville National Corp.(a)	6,045	97,445
Heartland Financial USA, Inc.(a)	1,100	26,730
Heritage Commerce Corp.	2,100	49,728
Horizon Financial Corp.(a)	2,725	59,378
IBERIABANK Corp.	2,875	142,169
Independent Bank Corp.-MA(a)	3,182	93,996
Independent Bank Corp.-MI	4,683	80,594
Integra Bank Corp.	3,700	79,439
International Bancshares Corp.	14,300	366,366
Intervest Bancshares Corp.(a)	1,400	39,424
Investors Bancorp, Inc.*	11,300	151,759
K-Fed Bancorp	2,875	45,109
KNBT Bancorp, Inc.	6,200	91,140
Lakeland Bancorp, Inc.(a)	5,121	68,109
Lakeland Financial Corp.(a)	2,500	53,175
Legacy Bancorp, Inc.	1,500	22,425
Macatawa Bank Corp.(a)	3,307	52,614
MAF Bancorp, Inc.	7,095	384,975
MainSource Financial Group, Inc.(a)	4,530	76,059
MB Financial, Inc.(a)	8,840	307,102
MBT Financial Corp.(a)	8,300	116,864

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Medallion Financial Corp.	3,400	$40,222
Mercantile Bank Corp.	1,265	34,282
Midwest Banc Holdings, Inc.(a)	5,400	78,300
Nara Bancorp, Inc.(a)	5,200	82,836
National Penn Bancshares, Inc.(a)	10,946	182,579
NBT Bancorp, Inc.(a)	7,860	177,322
NewAlliance Bancshares, Inc.(a)	27,200	400,384
Northeast Community Bancorp, Inc.*	2,200	25,432
Northwest Bancorp, Inc.(a)	12,000	313,680
Oak Hill Financial, Inc.	1,000	21,960
OceanFirst Financial Corp.(a)	2,852	50,195
Old National Bancorp(a)	16,000	265,760
Old Second Bancorp, Inc.(a)	2,868	83,631
Omega Financial Corp.(a)	2,800	75,292
Online Resources Corp.(a)*	7,500	82,350
Pacific Capital Bancorp	9,966	268,883
Pacific Mercantile Bancorp*	1,300	18,408
Pacific Premier Bancorp, Inc.*	300	3,207
Partners Trust Financial Group, Inc.	12,871	135,145
Peapack-Gladstone Financial Corp.(a)	1,250	33,838
Pennsylvania Commerce Bancorp, Inc.(a)*	900	25,407
Peoples Bancorp, Inc.	2,400	64,968
PFF Bancorp, Inc.	11,820	330,133
Pinnacle Financial Partners, Inc.(a)*	5,500	161,480
PrivateBancorp, Inc.(a)	2,900	83,520
Prosperity Bancshares, Inc.(a)	9,600	314,496
Provident Bankshares Corp.(a)	7,240	237,327
Provident Financial Holdings, Inc.	1,000	25,000
Provident Financial Services, Inc.(a)	14,515	228,756
Provident New York Bancorp(a)	9,000	121,590
Pulaski Financial Corp.(a)	1,200	18,228
Rainier Pacific Financial Group, Inc.	700	12,138
Renasant Corp.(a)	3,000	68,220
Republic Bancorp, Inc., Class A(a)	8,841	146,672
Riverview Bancorp, Inc.	2,760	37,867
Rockville Financial, Inc.	200	3,020
Rome Bancorp, Inc.	1,200	14,736
S&T Bancorp, Inc.(a)	6,000	197,400
S.Y. Bancorp, Inc.(a)	2,891	68,690
Sandy Spring Bancorp, Inc.(a)	6,300	198,072
Seacoast Banking Corp. of Florida(a)	4,210	91,568
Security Bank Corp.(a)	3,300	66,330
Sierra Bancorp(a)	2,100	59,220
Simmons First National Corp., Class A(a)	3,100	85,529
Southern Community Financial Corp.(a)	3,300	29,205
Southside Bancshares, Inc.(a)	2,732	59,343
Southwest Bancorp, Inc.	2,600	62,504
State Bancorp, Inc.	2,277	37,958
Sterling Bancorp(a)	3,740	59,952
Sterling Bancshares, Inc.	18,300	206,973
Sterling Financial Corp.-WA(a)	9,054	262,023
Sterling Financial Corp.-PA(a)	6,200	65,224
Suffolk Bancorp(a)	2,200	70,224
Sun American Bancorp*	1,560	15,491
Sun Bancorp, Inc.(a)*	4,338	73,182

	SHARES	VALUE†
Superior Bancorp(a)*	7,200	$73,656
SVB Financial Group(a)*	6,900	366,459
Synergy Financial Group, Inc.	1,938	25,853
Taylor Capital Group, Inc.	2,200	60,566
Temecula Valley Bancorp, Inc.(a)	1,800	31,842
Texas Capital Bancshares, Inc.*	1,900	42,465
The Bancorp, Inc.*	2,600	58,136
The Colonial BancGroup, Inc.	975	24,346
TierOne Corp.	3,600	108,360
Timberland Bancorp, Inc.	2,600	40,820
Tompkins Trustco, Inc.(a)	700	26,180
Trico Bancshares	2,400	53,664
TrustCo Bank Corp. NY(a)	15,734	155,452
Trustmark Corp.(a)	8,400	217,224
UCBH Holdings, Inc.(a)	6,000	109,620
UMB Financial Corp.(a)	9,000	331,830
Umpqua Holdings Corp.(a)	12,242	287,809
Union Bankshares Corp.(a)	2,400	55,680
United Bankshares, Inc.(a)	8,400	267,120
United Community Banks, Inc.(a)	9,809	253,955
United Community Financial Corp.(a)	6,200	61,876
United Financial Bancorp, Inc.	3,800	53,732
United Western Bancorp, Inc.	1,400	35,350
Univest Corp. of Pennsylvania(a)	2,000	45,040
USB Holding Co., Inc.(a)	4,000	76,240
Vineyard National Bancorp Co.(a)	3,415	78,443
Virginia Commerce Bancorp(a)*	5,260	88,947
Washington Banking Co.	1,600	24,240
Washington Trust Bancorp, Inc.(a)	3,000	75,630
WesBanco, Inc.(a)	4,300	126,850
West Bancorporation(a)	3,150	50,306
West Coast Bancorp	2,947	89,559
Westamerica Bancorporation(a)	6,300	278,712
Western Alliance Bancorp(a)*	5,100	152,235
Willow Grove Bancorp, Inc.(a)	4,085	53,105
Wilshire Bancorp, Inc.(a)	6,600	80,388
Wintrust Financial Corp.(a)	4,750	208,287
Yardville National Bancorp(a)	1,850	63,178
		23,171,329
Broadcasting — 1.1%
4Kids Entertainment, Inc.*	2,900	43,500
Acacia Research-Acacia Technologies(a)*	14,000	226,240
Acme Communications, Inc.	3,269	16,378
Beasley Broadcast Group, Inc., Class A	1,657	14,747
Charter Communications, Inc., Class A(a)*	177,800	720,090
Citadel Broadcasting Corp.(a)	30,200	194,790
Cox Radio, Inc., Class A(a)*	7,800	111,072
Crown Media Holdings, Inc., Class A(a)*	17,800	128,160
Cumulus Media, Inc., Class A(a)*	6,400	59,840
DG Fastchannel, Inc.(a)*	7,450	151,831
Entercom Communications Corp.(a)	7,100	176,719
Entravision Communications Corp.*	14,500	151,235
Gray Television, Inc.(a)	8,900	82,503
Lin TV Corp., Class A(a)*	6,700	126,027
Mediacom Communications Corp.*	19,900	192,831
Medialink Worldwide, Inc.*	1,400	6,818

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Broadcasting (Continued)
National Lampoon, Inc.(a)*	1,100	$2,299
New Frontier Media, Inc.	10,200	88,944
NTN Communications, Inc.*	5,300	5,512
Radio One, Inc., Class D*	20,712	146,227
Regent Communications, Inc.*	8,600	28,810
Saga Communications, Inc., Class A*	4,250	41,650
Salem Communications Corp., Class A	3,500	38,815
Sinclair Broadcast Group, Inc., Class A(a)	11,200	159,264
Spanish Broadcasting System, Inc., Class A(a)*	9,260	39,818
TiVo, Inc.(a)*	32,800	189,912
Westwood One, Inc.	19,900	143,081
World Wrestling Federation Entertainment, Inc.(a)	5,100	81,549
		3,368,662
Building & Construction — 2.0%
AAON, Inc.	2,600	82,810
Ampco-Pittsburgh Corp.	2,200	88,198
AMREP Corp.(a)	1,500	71,325
Apogee Enterprises, Inc.	6,200	172,484
Builders FirstSource, Inc.*	8,500	136,510
Cavalier Homes, Inc.*	4,000	19,560
Cavco Industries, Inc.*	1,100	41,272
Champion Enterprises, Inc.(a)*	18,400	180,872
Comfort Systems USA, Inc.	9,430	133,717
Comstock Homebuilding Cos, Inc., Class A(a)*	1,700	4,675
Dominion Homes, Inc.(a)*	1,000	4,630
Drew Industries, Inc.*	5,000	165,700
Dycom Industries, Inc.(a)*	9,800	293,804
Emcor Group, Inc.*	6,200	451,980
Fleetwood Enterprises, Inc.(a)*	14,700	133,035
Home Solutions of America, Inc.(a)*	10,400	62,192
Hovnanian Enterprises, Inc., Class A(a)*	9,500	157,035
Infrasource Services, Inc.*	7,900	293,090
Insituform Technologies, Inc., Class A(a)*	5,400	117,774
Integrated Electrical Services, Inc.(a)*	3,398	112,032
Interline Brands, Inc.*	7,100	185,168
KSW, Inc.*	1,050	7,928
Layne Christensen Co.(a)*	3,200	131,040
Levitt Corp., Class A(a)	3,000	28,290
M/I Homes, Inc.(a)	2,300	61,180
Meritage Corp.(a)*	5,700	152,475
Michael Baker Corp.*	1,300	48,295
Modine Manufacturing Co.	7,900	178,540
Modtech Holdings, Inc.(a)*	1,500	4,050
NCI Building Systems, Inc.(a)*	4,600	226,918
Orleans Homebuilders, Inc.(a)	4,153	35,093
Palm Harbor Homes, Inc.(a)*	4,600	65,090
Perini Corp.*	5,800	356,874
Simpson Manufacturing Co., Inc.(a)	11,100	374,514
Standard Pacific Corp.(a)	14,800	259,444

	SHARES	VALUE†
Sterling Construction Co., Inc.(a)*	2,200	$46,530
Texas Industries, Inc.	6,600	517,506
TOUSA, Inc.(a)	10,888	45,621
Trex Co., Inc.(a)*	2,700	53,001
U.S. Home Systems, Inc.*	1,100	10,945
Washington Group International, Inc.*	4,900	392,049
WCI Communities, Inc.(a)*	8,600	143,448
Williams Scotsman International, Inc.(a)*	9,600	228,576
		6,275,270
Business Services — 3.1%
Acxiom Corp.	1,700	44,965
Administaff, Inc.	6,100	204,289
Ambassadors International, Inc.(a)	2,197	73,072
AMN Healthcare Services, Inc.*	7,500	165,000
aQuantive, Inc.*	200	12,760
Barrett Business Services, Inc.(a)	2,100	54,243
BearingPoint, Inc.(a)*	71,200	520,472
Bowne & Co., Inc.	5,600	109,256
Brady Corp., Class A	8,400	311,976
Catalina Marketing Corp.	9,600	302,400
CDI Corp.(a)	4,200	135,240
CIBER, Inc.*	11,900	97,342
Concur Technologies, Inc.(a)*	10,900	249,065
CorVel Corp.(a)*	2,550	66,657
CRA International, Inc.(a)*	2,300	110,860
Cross Country Healthcare, Inc.(a)*	7,100	118,428
CSG Systems International, Inc.*	10,600	281,006
Diamond Management & Technology Consultants, Inc.	7,300	96,360
EDGAR Online, Inc.(a)*	6,200	16,740
Edgewater Technology, Inc.*	2,300	18,124
Electro Rent Corp.(a)	5,383	78,269
ePlus, Inc.*	1,200	11,676
First Consulting Group, Inc.*	7,200	68,400
Forgent Networks, Inc.(a)*	4,800	4,464
Forrester Research, Inc.*	5,600	157,528
Foundry Networks, Inc.*	15,300	254,898
Franklin Covey Co.*	5,000	39,200
FTI Consulting, Inc.(a)*	9,775	371,743
Gevity HR, Inc.	5,224	100,980
Heidrick & Struggles International, Inc.*	4,000	204,960
Hill Intl, Inc.(a)*	10,900	80,442
Hudson Highland Group, Inc.*	5,400	115,506
Huron Consulting Group, Inc.(a)*	4,080	297,881
infoUSA, Inc.	8,500	86,870
Innodata Isogen, Inc.(a)*	5,684	22,736
Intelli-Check, Inc.(a)*	2,900	16,182
Kelly Services, Inc., Class A	6,800	186,728
Kenexa Corp.(a)*	5,600	211,176
Kforce, Inc.*	17,045	272,379
Korn/Ferry International*	9,400	246,844
Labor Ready, Inc.*	21,300	492,243
LECG Corp.*	4,600	69,506
MAXIMUS, Inc.	4,400	190,872
Microstrategy, Inc., Class A*	2,101	198,523
MPS Group, Inc.*	24,400	326,228

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Business Services (Continued)
National Technical Systems, Inc.*	1,400	$9,450
Navigant Consulting, Inc.(a)*	12,500	232,000
On Assignment, Inc.*	16,400	175,808
PDI, Inc.*	3,600	36,936
PRA International(a)*	5,600	141,680
RCM Technologies, Inc.*	2,600	20,254
Resources Connection, Inc.*	11,800	391,524
SM&A*	4,200	29,442
Spherion Corp.*	11,700	109,863
SYS(a)*	1,600	3,152
TeamStaff, Inc.*	2,100	1,869
TeleTech Holdings, Inc.*	14,200	461,216
Tetra Tech, Inc.*	23,400	504,270
TRC Cos., Inc.(a)*	3,950	58,579
Versar, Inc.*	3,800	32,148
Watson Wyatt & Co. Holdings	8,500	429,080
Westaff, Inc.*	3,300	14,322
		9,746,082
Chemicals — 2.0%
A. Schulman, Inc.	5,900	143,547
Aceto Corp.	9,525	88,297
American Vanguard Corp.(a)	6,233	89,256
Arch Chemicals, Inc.	7,600	267,064
Aviza Technology, Inc.*	4,394	25,793
Balchem Corp.	3,150	57,235
Cabot Microelectronics Corp.(a)*	5,500	195,195
Dionex Corp.*	4,600	326,554
Ferro Corp.	9,500	236,835
GenTek, Inc.(a)*	1,600	56,352
Georgia Gulf Corp.(a)	7,200	130,392
H.B. Fuller Co.	14,600	436,394
Hawkins, Inc.	1,200	18,540
Hercules, Inc.*	22,600	444,090
ICO, Inc.*	6,200	65,534
Innophos Holdings, Inc.	2,500	35,750
KMG Chemicals, Inc.	2,500	66,075
Kronos Worldwide, Inc.(a)	7,967	201,167
Landec Corp.*	5,600	75,040
Lumera Corp.*	3,400	15,164
Minerals Technologies, Inc.	4,400	294,580
NewMarket Corp.	5,000	241,850
NL Industries, Inc.(a)	11,700	117,234
Olin Corp.	23,300	489,300
OM Group, Inc.*	6,900	365,148
Omnova Solutions, Inc.*	11,400	68,970
Penford Corp.	1,500	40,935
Pioneer Cos., Inc.(a)*	2,400	82,488
PolyOne Corp.*	21,400	153,866
Quaker Chemical Corp.	2,260	53,336
Solutia, Inc.*	5,000	1,700
Spartech Corp.	7,100	188,505
Stepan Co.	1,700	51,476
Symyx Technologies(a)*	5,800	66,758
Terra Industries, Inc.(a)*	20,400	518,568

	SHARES	VALUE†
Tronox, Inc., Class A(a)	7,400	$106,412
Tronox, Inc., Class B	2,100	29,505
UAP Holding Corp.	14,112	425,336
WD-40 Co.	3,600	118,332
Wellman, Inc.(a)	6,900	20,976
		6,409,549
Commercial Services — 2.6%
Advance America Cash Advance Centers, Inc.(a)	19,100	338,834
Arbitron, Inc.	7,100	365,863
Cash Systems, Inc.(a)*	6,900	46,920
CBIZ, Inc.(a)*	15,700	115,395
Clayton Holdings, Inc.*	1,900	21,641
Coinmach Service Corp., Class A(a)	8,300	109,809
Coinstar, Inc.(a)*	6,700	210,916
Collectors Universe, Inc.(a)	1,500	22,935
Color Kinetics, Inc.(a)*	4,300	143,663
Competitive Technologies, Inc.*	1,800	4,644
CoStar Group, Inc.(a)*	4,400	232,672
CPI Corp.	1,100	76,450
Deluxe Corp.	11,300	458,893
Energy Focus, Inc.*	2,200	14,586
Euronet Worldwide, Inc.(a)*	7,800	227,448
Global Cash Access Holdings, Inc.*	18,300	293,166
GP Strategies Corp.*	3,599	39,157
Healthcare Services Group(a)	12,200	359,900
Heartland Payment Systems, Inc.(a)	9,000	263,970
ICT Group, Inc.(a)*	3,000	56,130
Intersections, Inc.*	5,800	58,000
ITC Holdings Corp.	9,760	396,549
Live Nation, Inc.*	15,700	351,366
Mac-Gray Corp.*	2,000	30,600
Macquarie Infrastructure Co. LLC(a)	8,200	340,136
McGrath Rentcorp	6,000	202,140
Medifast, Inc.(a)*	2,000	17,900
Mobile Mini, Inc.(a)*	7,720	225,424
Newtek Business Services, Inc.*	7,650	14,535
Perceptron, Inc.*	1,100	10,879
Pfsweb, Inc.*	1,448	1,216
PHH Corp.(a)*	11,200	349,552
Plexus Corp.*	10,200	234,498
Pre-Paid Legal Services, Inc.*	2,300	147,913
Premier Exhibitions, Inc.(a)*	6,300	99,288
Protection One, Inc.(a)*	1,334	19,957
Providence Service Corp.(a)*	4,800	128,256
ProxyMed, Inc.(a)*	4,900	11,221
Quanta Services, Inc.(a)*	20,600	631,802
Rewards Network, Inc.(a)*	5,900	24,013
Sirva, Inc.(a)*	18,888	37,398
Source Information Management Co.(a)*	12,800	63,744
Standard Parking Corp.*	2,000	70,260
StarTek, Inc.(a)	3,723	40,171
SYNNEX Corp.(a)*	6,200	127,782
Team, Inc.(a)*	1,600	71,952
TETRA Technologies, Inc.*	12,150	342,630
TGC Industries, Inc.*	3,255	35,480

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services (Continued)
The Management Network Group, Inc.(a)*	7,100	$16,188
TNS, Inc.	4,600	66,286
UniFirst Corp.	3,000	132,150
Vertrue, Inc.(a)*	1,500	73,170
Viad Corp.	4,500	189,765
Wright Express Corp.*	8,800	301,576
		8,266,789
Communication Services — 0.0%
SunCom Wireless Holdings, Inc., Class A*	2,320	42,920
Telkonet, Inc.(a)*	14,900	29,204
Terremark Worldwide, Inc.(a)*	12,300	79,335
		151,459
Communications Equipment — 1.9%
ANADIGICS, Inc.(a)*	22,000	303,380
Andrew Corp.*	35,100	506,844
Applied Signal Technology, Inc.	2,700	42,147
Arris Group, Inc.(a)*	25,900	455,581
Atheros Communications, Inc.(a)*	12,700	391,668
Avanex Corp.(a)*	29,700	53,460
Avici Systems, Inc.(a)	2,900	21,750
Captaris, Inc.*	6,000	30,720
Centillium Communications, Inc.*	7,800	16,302
Ceradyne, Inc.(a)*	5,525	408,629
Cosine Communications, Inc.*	800	2,784
Datalink Corp.*	2,300	15,456
Digi International, Inc.*	5,500	81,070
Endwave Corp.*	2,950	33,719
Finisar Corp.(a)*	122,500	463,050
I.D. Systems, Inc.(a)*	1,600	20,592
Inter-Tel, Inc.	4,400	105,292
InterVoice-Brite, Inc.(a)*	11,100	92,463
Ixia*	14,128	130,825
KVH Industries, Inc.*	3,300	28,941
MasTec, Inc.(a)*	19,900	314,818
Network Equipment Technologies, Inc.*	5,600	53,424
North Pittsburgh Systems, Inc.(a)	2,300	48,875
Oplink Communications, Inc.*	4,300	64,500
Optical Cable Corp.*	374	1,922
Optical Communication Products, Inc.(a)*	8,900	14,418
Performance Technologies, Inc.*	2,500	11,300
SeaChange International, Inc.*	6,100	47,336
Sirenza Microdevices, Inc.(a)*	15,339	182,074
Smith Micro Software, Inc.(a)*	6,500	97,890
Sonus Networks, Inc.(a)*	121,400	1,034,328
SRS Labs, Inc.*	3,700	36,075
Tekelec(a)*	15,200	219,184
Terayon Communication Systems, Inc.(a)*	13,800	24,288
UTStarcom, Inc.(a)*	25,400	142,494
Verilink Corp.*	2,100	18
ViaSat, Inc.*	6,400	205,440
Vyyo, Inc.(a)*	3,400	22,576

	SHARES	VALUE†
Williams Controls, Inc.(a)*	1,500	$26,235
WJ Communications, Inc.*	22,450	39,288
Zhone Technologies, Inc.(a)*	28,283	40,586
		5,831,742
Computer Equipment — 2.0%
Adaptec, Inc.*	25,200	96,012
Agilysys, Inc.	6,376	143,460
Airspan Networks, Inc.(a)*	15,000	54,450
Astro-Med, Inc.	375	3,724
Bookham, Inc.(a)*	20,055	45,124
Calamp Corp.*	4,625	19,101
California Micro Devices Corp.*	5,100	20,655
Ciprico, Inc.*	500	4,055
Concurrent Computer Corp.(a)*	14,452	25,869
Cray, Inc.*	3,850	29,375
Dataram Corp.	1,599	6,668
Dot Hill Systems Corp.*	10,800	38,880
Electronics for Imaging, Inc.*	13,600	383,792
Emulex Corp.*	19,100	417,144
Hauppauge Digital, Inc.(a)*	2,400	11,832
Hurco Cos., Inc.*	1,000	49,980
Hutchinson Technology, Inc.(a)*	5,700	107,217
Imation Corp.	6,900	254,334
Immersion Corp.(a)*	5,600	83,888
Insight Enterprises, Inc.*	11,250	253,912
Integral Systems, Inc.(a)	2,000	48,620
Interphase Corp.(a)*	1,200	13,464
Iomega Corp.*	12,000	55,800
KEY Tronic Corp.*	1,700	8,670
Komag, Inc.(a)*	6,900	220,041
Lasercard Corp.(a)*	2,100	22,932
Maxwell Technologies, Inc.(a)*	4,300	61,146
Mentor Graphics Corp.*	27,600	363,492
Mercury Computer Systems, Inc.*	4,900	59,780
Mobility Electronics, Inc.(a)*	8,363	31,529
MTS Systems Corp.	4,400	196,548
NYFIX, Inc.*	5,600	41,440
Palm, Inc.(a)*	24,796	396,984
Quantum Corp.(a)*	64,800	205,416
RadiSys Corp.(a)*	9,500	117,800
Rimage Corp.*	4,700	148,473
SCM Microsystems, Inc.(a)*	3,000	9,000
Semtech Corp.*	35,200	610,016
Sigma Designs, Inc.(a)*	11,000	286,990
Silicon Storage Technology, Inc.(a)*	23,800	88,774
Standard Microsystems Corp.*	5,200	178,568
STEC, Inc.(a)*	11,400	73,302
Stratasys, Inc.*	2,350	110,403
Stratos International, Inc.*	2,954	23,543
Synaptics, Inc.(a)*	12,000	429,480
Transact Technologies, Inc.(a)*	1,300	7,787
Trident Microsystems, Inc.(a)*	26,600	488,110
Virage Logic Corp.*	4,335	31,819
Whitney Holding Corp.	675	20,318
		6,399,717

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
Computer Services — 1.9%
3D Systems Corp.(a)*	3,800	$94,506
Analysts International Corp.*	4,500	7,785
Aspen Technology, Inc.(a)*	21,100	295,400
Avocent Corp.*	9,736	282,441
Black Box Corp.	3,700	153,106
Brocade Communications Systems, Inc.*	18,942	148,127
Catapult Communications Corp.*	3,361	33,341
Computer Programs & Systems, Inc.	2,300	71,254
Computer Task Group, Inc.*	3,700	16,539
COMSYS IT Partners, Inc.*	3,800	86,678
Covansys Corp.*	7,400	251,082
Dynamics Research Corp.*	2,200	28,666
eLoyalty Corp.*	1,512	33,642
Extreme Networks, Inc.*	28,600	115,830
Furmanite Corp.*	7,980	61,765
Goldleaf Financial Solutions, Inc.*	8,500	45,900
Infocrossing, Inc.(a)*	4,800	88,656
Inforte Corp.*	2,100	8,757
Intelligroup, Inc.*	1,500	2,625
INX, Inc.*	400	3,600
Manhattan Associates, Inc.*	12,000	334,920
MICROS Systems, Inc.*	6,000	326,400
NETGEAR, Inc.*	16,800	609,000
NetScout Systems, Inc.*	7,399	64,149
Overland Storage, Inc.*	2,700	7,020
Perot Systems Corp., Class A*	6,600	112,464
Pomeroy Computer Resources, Inc.*	2,000	19,560
Radiant Systems, Inc.(a)*	7,100	94,004
Saba Software, Inc.*	6,949	35,649
Safeguard Scientifics, Inc.(a)*	29,000	81,490
Sapient Corp.*	29,900	231,127
SI International, Inc.(a)*	2,000	66,040
Sonic Foundry, Inc.(a)*	7,800	17,238
SRA International, Inc., Class A(a)*	9,400	237,444
Sybase, Inc.*	6,700	160,063
Sykes Enterprises, Inc.*	9,700	184,203
Syntel, Inc.(a)	14,400	437,616
TechTeam Global, Inc.*	1,700	20,332
The BISYS Group, Inc.*	39,900	472,017
Tier Technologies, Inc., Class B*	3,900	38,220
Tyler Technologies, Inc.(a)*	17,200	213,452
Viewpoint Corp.(a)*	4,900	5,488
Visual Sciences, Inc.(a)*	3,800	58,786
Wind River Systems, Inc.*	17,200	189,200
		5,845,582
Computer Software — 3.3%
3Com Corp.*	91,700	378,721
Actuate Corp.*	24,700	167,713
Advent Software, Inc.(a)*	5,600	182,280
Agile Software Corp.*	16,200	130,572
American Software, Inc., Class A	5,000	51,500
Ansoft Corp.*	5,700	168,093
ANSYS, Inc.*	11,200	296,800
Applix, Inc.*	3,500	57,575
Art Technology Group, Inc.(a)*	29,400	78,204

	SHARES	VALUE†
Authentidate Holding Corp.(a)*	6,200	$9,486
AXS-One, Inc.*	7,100	4,686
Blackboard, Inc.(a)*	6,201	261,186
Borland Software Corp.(a)*	16,800	99,792
Bottomline Technologies, Inc.(a)*	5,000	61,750
BSQUARE Corp.(a)*	2,300	13,685
Callidus Software, Inc.*	6,600	53,460
Clarus Corp.*	1,900	17,290
Convera Corp.(a)*	9,100	39,676
Echelon Corp.(a)*	8,700	135,981
Emageon, Inc.(a)*	5,535	49,926
Epicor Software Corp.*	13,900	206,693
EPIQ Systems, Inc.(a)*	6,750	109,080
eResearch Technology, Inc.(a)*	14,050	133,615
etrials Worldwide, Inc.(a)*	2,200	10,582
FalconStor Software, Inc.*	14,350	151,392
GSE Systems, Inc.(a)*	2,896	19,114
Hypercom Corp.(a)*	12,900	76,239
ImageWare Systems, Inc.(a)*	3,100	6,820
Informatica Corp.*	20,000	295,400
Interactive Intelligence, Inc.*	4,000	82,400
Intermec, Inc.(a)*	14,500	366,995
Interwoven, Inc.*	15,719	220,695
iPass, Inc.(a)*	14,400	78,048
JDA Software Group, Inc.(a)*	6,100	119,743
Kintera, Inc.(a)*	5,700	12,825
L-1 Identity Solutions, Inc.(a)*	17,400	355,830
Lawson Software, Inc.(a)*	47,000	464,830
Magma Design Automation, Inc.(a)*	15,900	223,236
Mantech International Corp., Class A*	4,500	138,735
Midway Games, Inc.(a)*	20,100	127,836
Moldflow Corp.*	2,100	46,158
Motive, Inc.(a)*	1,400	3,808
MSC Software Corp.*	10,200	138,108
Neoware Systems, Inc.(a)*	6,900	93,426
NetManage, Inc.*	1,997	9,186
Omnicell, Inc.*	7,300	151,694
On2 Technologies, Inc.(a)*	26,000	78,000
Openwave Systems, Inc.(a)	24,533	153,577
OPNET Technologies, Inc.*	10,000	115,100
Opsware, Inc.(a)*	22,200	211,122
Packeteer, Inc.(a)*	8,800	68,728
Parametric Technology Corp.*	13,320	287,845
PDF Solutions, Inc.(a)*	5,900	69,797
Pegasystems, Inc.(a)	8,200	89,626
Pervasive Software, Inc.*	5,000	23,000
Phoenix Technology Ltd.*	6,950	58,589
PLATO Learning, Inc.*	5,000	23,000
Progress Software Corp.*	9,400	298,826
QAD, Inc.(a)	7,800	64,740
Quest Software, Inc.*	24,400	395,036
Secure Computing Corp.(a)*	16,050	121,820
Simulations Plus, Inc.*	400	3,672
SPSS, Inc.(a)*	4,532	200,042
SumTotal Systems Inc.*	6,000	47,100
SupportSoft, Inc.*	11,200	61,152

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software (Continued)
Synplicity, Inc.*	5,675	$39,725
Take-Two Interactive Software, Inc.(a)*	16,800	335,496
TeleCommunication Systems, Inc., Class A*	7,700	39,116
THQ, Inc.(a)*	11,550	352,506
TIBCO Software, Inc.*	42,100	381,005
Tradestation Group, Inc.(a)*	20,400	237,660
Transaction Systems Architects, Inc., Class A*	10,500	353,430
Ulticom, Inc.*	8,240	72,512
Ultimate Software Group, Inc.*	5,800	167,794
Unica Corp.(a)*	3,950	65,175
Verint Systems, Inc.*	6,100	190,930
		10,506,985
Computers — 0.1%
Gateway, Inc.(a)*	70,500	112,095
Merge Technologies, Inc.(a)*	6,266	40,917
PAR Technology Corp.(a)*	3,000	25,530
		178,542
Construction Materials — 0.0%
Huttig Building Products, Inc.*	4,850	36,715
U.S. Concrete, Inc.(a)*	10,200	88,638
		125,353
Consumer Products — 0.7%
Ascendia Brands, Inc.*	2,300	3,427
Blyth, Inc.	8,900	236,562
Central Garden & Pet Co.(a)*	4,200	51,492
Central Garden & Pet Co., Class A(a)*	8,400	98,532
CSS Industries, Inc.	2,100	83,181
Cybex International, Inc.*	4,100	28,700
Fossil, Inc.(a)*	14,875	438,664
Jarden Corp.*	7,425	319,349
Mace Security International, Inc.*	3,200	8,320
Natural Alternatives International, Inc.*	1,000	7,210
Natural Health Trends Corp.(a)*	1,400	5,390
Playtex Products, Inc.*	20,800	308,048
Prestige Brands Holdings, Inc.*	7,500	97,350
Russ Berrie & Co., Inc.*	4,000	74,520
Senomyx, Inc.(a)*	5,700	76,950
Spectrum Brands, Inc.(a)*	11,000	74,470
Tupperware Corp.	14,000	402,360
Ultralife Batteries, Inc.(a)*	3,600	37,872
		2,352,397
Containers & Glass — 0.1%
Silgan Holdings, Inc.	7,902	436,823
Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.*	1,000	45,010
Constar International, Inc.*	2,100	12,915
Graphic Packaging Corp.(a)*	54,100	261,844
Rock-Tenn Co., Class A	9,600	304,512
		624,281

	SHARES	VALUE†
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	$4,606
Inter Parfums, Inc.(a)	4,700	125,114
Parlux Fragrances, Inc.(a)*	4,887	21,698
		151,418
Distribution/Wholesale — 1.0%
ACR Group, Inc.*	2,400	11,088
Advanced Marketing Services, Inc.*	2,700	9
Bell Microproducts, Inc.*	6,400	41,728
Bluelinx Holdings, Inc.(a)	6,900	72,381
Brightpoint, Inc.(a)*	12,244	168,845
Building Materials Holding Corp.(a)	4,200	59,598
Central European Distribution Corp.(a)*	9,225	319,369
CLST Holdings, Inc.(a)*	2,300	6,348
Directed Electronics, Inc.(a)*	1,269	11,218
Handleman Co.(a)	3,700	23,051
Industrial Distribution Group, Inc.*	1,400	15,806
InfoSonics Corp.(a)*	2,200	6,754
Keystone Automotive Industries, Inc.*	3,200	132,384
LKQ Corp.(a)*	17,100	421,686
MWI Veterinary Supply, Inc.*	2,800	111,692
Nash-Finch Co.(a)	2,000	99,000
Navarre Corp.(a)*	5,100	19,890
NuCo2, Inc.(a)*	2,900	74,443
Owens & Minor, Inc.	9,700	338,918
Reliv' International, Inc.(a)	3,700	38,850
Rentrak Corp.*	1,900	28,139
ScanSource, Inc.(a)*	5,700	182,343
Spartan Stores, Inc.	4,734	155,796
United Natural Foods, Inc.(a)*	8,900	236,562
United Stationers, Inc.*	6,400	426,496
Watsco, Inc.	5,300	288,320
		3,290,714
Diversified Operations — 2.0%
Actuant Corp., Class A(a)	6,300	397,278
AMERCO(a)*	3,600	271,800
Ameron International Corp.(a)	2,000	180,380
AZZ, Inc.(a)*	2,700	90,855
Barnes Group, Inc.(a)	12,600	399,168
Chemed Corp.	5,500	364,595
Cornell Corrections, Inc.(a)*	2,700	66,312
Digimarc Corp.*	4,400	43,164
EnPro Industries, Inc.(a)*	4,300	183,997
ESCO Technologies, Inc.(a)*	5,700	206,682
Esterline Technologies Corp.*	5,300	256,043
Federal Signal Corp.	16,800	266,448
Griffon Corp.(a)*	6,650	144,837
Koppers Holdings, Inc.	1,600	53,888
Lancaster Colony Corp.	7,600	318,364
Lydall, Inc.*	2,900	42,369
Mathews International Corp., Class A	7,000	305,270
Myers Industries, Inc.	6,987	154,483
NACCO Industries, Inc., Class A	1,000	155,490
Odyssey Marine Exploration, Inc.*	11,350	68,213
Park-Ohio Holdings Corp.*	2,900	79,170

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Operations (Continued)
PICO Holdings, Inc.(a)*	5,100	$220,626
Raven Industries, Inc.(a)	3,600	128,556
Sensient Technologies Corp.	10,300	261,517
Standex International Corp.	2,700	76,788
Sturm, Ruger & Co., Inc.(a)*	6,700	103,984
Tredegar Corp.	8,700	185,310
Universal Corp.(a)	6,000	365,520
Vector Group Ltd.(a)	12,547	282,684
VendingData Corp.(a)*	7,200	27,000
Volt Information Sciences, Inc.(a)*	4,949	91,260
Walter Industries, Inc.	12,000	347,520
Zoltek Cos., Inc.*	6,400	265,792
		6,405,363
Education — 0.5%
Corinthian Colleges, Inc.(a)*	20,700	337,203
INVESTools, Inc.*	15,700	156,372
Learning Tree International, Inc.(a)*	3,900	51,090
Lincoln Educational Services(a)*	5,874	87,288
Renaissance Learning, Inc.(a)	6,022	79,189
Strayer Education, Inc.	1,600	210,736
The Geo Group, Inc.*	10,800	314,280
The Princeton Review, Inc.(a)*	13,700	65,486
Universal Technical Institute, Inc.(a)*	5,900	149,801
		1,451,445
Electric Utilities — 0.4%
ALLETE, Inc.	6,400	301,120
Calpine Corp.(a)*	92,000	339,480
Integrys Energy Group, Inc.(a)	3,739	189,679
Portland General Electric Co.(a)	13,800	378,672
		1,208,951
Electrical Equipment — 1.2%
A.O. Smith Corp.	5,400	215,406
Active Power, Inc.(a)*	9,680	17,230
ADDvantage Technologies Group, Inc.*	2,400	12,240
Advanced Energy Industries, Inc.*	10,800	244,728
Avid Technology, Inc.(a)*	8,895	314,438
Axcelis Technologies, Inc.*	24,400	158,356
Axsys Technologies, Inc.*	2,200	47,058
C&D Technologies, Inc.(a)*	7,300	40,880
Cascade Microtech, Inc.*	2,800	33,572
Checkpoint Systems, Inc.*	8,600	217,150
Cohu, Inc.	4,400	97,900
Credence Systems Corp.*	33,780	121,608
CyberOptics Corp.*	1,700	22,882
Distributed Energy Systems Corp.(a)*	8,600	11,180
Franklin Electric Co., Inc.(a)	4,300	202,874
GrafTech International Ltd.*	22,200	373,848
Hi-Shear Technology Corp.	1,500	15,825
Ibis Technology Corp.(a)*	2,000	3,080
Input/Output, Inc.(a)*	18,700	291,907
Insteel Industries, Inc.(a)	4,000	72,000
Ionatron, Inc.(a)*	34,000	132,600

	SHARES	VALUE†
Littelfuse, Inc.*	4,965	$167,668
LTX Corp.(a)*	22,800	126,768
Meade Instruments Corp.(a)*	3,300	7,227
Measurement Specialties, Inc.(a)*	800	18,944
Photon Dynamics, Inc.*	3,600	39,240
Power Integrations, Inc.*	5,300	138,860
Power-One, Inc.(a)*	18,162	72,285
Research Frontiers, Inc.(a)*	2,600	36,686
Rogers Corp.(a)*	3,900	144,300
SIPEX Corp.*	1,900	16,891
Technology Research Corp.	400	1,604
Veeco Instruments, Inc.*	6,900	143,106
Vicor Corp.	6,000	79,380
		3,639,721
Electronics — 5.5%
Actel Corp.*	5,500	76,505
Advanced Analogic Technologies, Inc.(a)*	9,700	94,090
Aehr Test Systems*	1,200	7,236
Aeroflex, Inc.(a)*	16,200	229,554
Aetrium, Inc.*	2,200	9,768
Alliance Semiconductor Corp.*	3,550	17,750
American Reprographics Co.(a)*	10,500	323,295
American Superconductor Corp.(a)*	16,500	318,615
American Technical Ceramics Corp.*	200	4,774
AMIS Holdings, Inc.*	34,200	428,184
Amkor Technology, Inc.(a)*	25,600	403,200
Analogic Corp.	3,200	235,232
Anixter International, Inc.(a)*	1,900	142,899
Apogee Technology, Inc.*	700	469
Applied Micro Circuits Corp.*	105,500	263,750
Arotech Corp.(a)*	2,757	9,319
Asyst Technologies, Inc.*	11,300	81,699
Atari, Inc.(a)*	2,300	6,440
ATMI, Inc.*	7,700	231,000
Audiovox Corp., Class A*	3,800	49,286
AXT, Inc.(a)*	12,400	53,692
Badger Meter, Inc.(a)	3,000	84,780
Bel Fuse, Inc., Class B(a)	2,090	71,123
Belden CDT, Inc.(a)	9,450	523,058
Benchmark Electronics, Inc.*	16,785	379,677
Brooks Automation, Inc.*	17,374	315,338
BTU International, Inc.(a)*	2,100	28,959
Capstone Turbine Corp.(a)*	20,500	22,140
Catalyst Semiconductor, Inc.(a)*	4,100	19,516
CEVA, Inc.(a)*	3,975	33,788
Cirrus Logic, Inc.*	20,300	168,490
Coherent, Inc.*	6,900	210,519
CompuDyne Corp.(a)*	1,100	5,962
Conexant Systems, Inc.(a)*	116,333	160,540
Cree, Inc.(a)*	1,600	41,360
CTS Corp.	6,500	82,290
Cubic Corp.	5,600	169,008
Cymer, Inc.*	8,200	329,640
Daktronics, Inc.(a)	11,500	247,020
Digital Theater Systems, Inc.(a)*	3,700	80,549
Diodes, Inc.(a)*	4,800	200,496

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
DSP Group, Inc.*	5,700	$116,679
Electro Scientific Industries, Inc.(a)*	6,980	145,184
Electroglas, Inc.*	4,600	9,890
EMCORE Corp.(a)*	25,100	136,795
Emerson Radio Corp.(a)*	6,200	18,600
Energy Conversion Devices, Inc.(a)*	8,600	265,052
EnerSys(a)*	14,800	270,840
Entegris, Inc.*	37,474	445,191
ESS Technology, Inc.*	8,900	14,774
Exar Corp.*	7,900	105,860
Excel Technology, Inc.*	1,600	44,704
FARO Technologies, Inc.(a)*	3,250	103,545
Flextronics International Ltd.*	11,814	127,591
FormFactor, Inc.*	7,100	271,930
Frequency Electronics, Inc.	1,400	14,756
Genesis Microchip, Inc.*	6,400	59,904
HEI, Inc.*	1,200	1,332
Henry Bros. Electronics, Inc.*	300	1,125
hi/fn, Inc.*	4,900	28,910
Hittite Microwave Corp.(a)*	6,700	286,291
II-VI, Inc.*	15,100	410,267
InFocus Corp.*	8,400	18,732
Innovex, Inc.*	3,812	6,099
Integrated Silicon Solution, Inc.*	9,850	62,055
Interlink Electronics, Inc.(a)*	2,600	3,978
inTEST Corp.*	1,700	7,871
IntriCon Corp.*	1,000	6,900
Iteris, Inc.(a)*	6,798	16,111
Itron, Inc.(a)*	5,300	413,082
IXYS Corp.(a)*	7,900	65,965
Keithley Instruments, Inc.	3,500	43,925
KEMET Corp.*	16,500	116,325
Kopin Corp.*	21,200	82,680
LaBarge, Inc.*	3,700	45,473
Lamson & Sessions Co.*	3,400	90,338
Lattice Semiconductor Corp.*	34,159	195,389
LeCroy Corp.*	2,785	27,070
LogicVision, Inc.*	2,900	2,610
LSI Industries, Inc.	3,900	69,810
MagneTek, Inc.*	6,100	31,415
Mattson Technology, Inc.*	26,600	258,020
Merix Corp.(a)*	3,900	30,771
Methode Electronics, Inc., Class A	8,200	128,330
Micrel, Inc.	18,600	236,592
Microsemi Corp.(a)*	17,191	411,724
Microtune, Inc.(a)*	24,800	129,704
Mindspeed Technologies, Inc.*	30,900	68,289
MIPS Technologies, Inc., Class A(a)*	21,100	185,469
MKS Instruments, Inc.*	13,700	379,490
Monolithic Power Systems, Inc.(a)*	6,900	120,405
MoSys, Inc.(a)*	7,600	66,500
Multi-Fineline Electronix, Inc.(a)*	6,500	111,540
Nanometrics, Inc.*	2,100	14,406
Napco Security Systems, Inc.(a)*	4,850	30,555

	SHARES	VALUE†
NeoMagic Corp.(a)*	1,800	$6,084
Netlogic Microsystems, Inc.(a)*	9,500	302,480
Newport Corp.(a)*	8,200	126,936
Nu Horizons Electronics Corp.(a)*	2,900	38,599
OmniVision Technologies, Inc.(a)*	12,600	228,186
ON Semiconductor Corp.*	29	311
OSI Systems, Inc.(a)*	3,300	90,255
Park Electrochemical Corp.	4,000	112,720
Pericom Semiconductor Corp.*	5,500	61,380
Photronics, Inc.*	9,100	135,408
Pixelworks, Inc.(a)*	3,400	4,998
Planar Systems, Inc.*	2,779	20,815
PLX Technology, Inc.(a)*	5,600	62,496
PMC-Sierra, Inc.(a)*	51,000	394,230
QuickLogic Corp.*	10,100	26,967
Ramtron International Corp.*	10,700	34,240
REMEC, Inc.	4,693	7,133
RF Monolithics, Inc.(a)*	1,600	8,224
Richardson Electronics Ltd.	2,700	24,975
Rudolph Technologies, Inc.(a)*	6,058	100,623
Sanmina-SCI Corp.*	50,000	156,500
Sigmatel, Inc.(a)*	9,000	26,100
Silicon Image, Inc.*	18,800	161,304
Silicon Laboratories, Inc.*	3,650	126,327
Skyworks Solutions, Inc.*	35,900	263,865
Sonic Solutions(a)*	6,000	75,660
Spectrum Control, Inc.*	2,800	47,264
Spire Corp.(a)*	1,100	10,461
Staktek Holdings, Inc.(a)*	20,500	80,565
Stoneridge, Inc.*	4,600	56,764
Supertex, Inc.(a)*	2,000	62,680
Syntax Brillian Corp.(a)*	14,375	70,725
Sypris Solutions, Inc.	4,000	32,080
Taser International, Inc.(a)*	13,600	189,856
Technitrol, Inc.	9,000	258,030
Tessera Technologies, Inc.(a)*	9,000	364,950
Transmeta Corp.(a)*	22,000	16,500
TranSwitch Corp.(a)*	20,300	36,946
Trimble Navigation Ltd.*	174	5,603
Tripath Technology, Inc.(a)*	2,700	27
TriQuint Semiconductor, Inc.*	32,000	161,920
Ultimate Electronics, Inc.(b)(c)*	1,600	0
Ultra Clean Holdings, Inc.(a)*	4,000	55,920
Ultratech Stepper, Inc.(a)*	4,600	61,318
Universal Display Corp.(a)*	8,000	125,680
Universal Electronics, Inc.*	3,100	112,592
UQM Technologies, Inc.(a)*	4,900	20,482
Vicon Industries, Inc.*	1,000	10,220
Vitesse Semiconductor Corp.(a)*	44,300	50,945
Wells-Gardner Electronics Corp.(a)*	1,543	4,675
White Electronic Designs Corp.*	5,200	30,160
ZiLog, Inc.*	3,100	15,903
Zoran Corp.*	10,861	217,654
Zygo Corp.*	3,600	51,444
		17,266,033

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy — 0.4%
Environmental Power Corp.*	2,136	$19,117
Evergreen Energy, Inc.(a)*	15,800	95,274
Evergreen Solar, Inc.(a)*	26,600	247,380
Foundation Coal Holdings, Inc.	10,400	422,656
Pacific Ethanol, Inc.(a)*	8,100	106,920
Plug Power, Inc.(a)*	15,763	49,496
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	15,912
Syntroleum Corp.(a)*	18,000	49,680
Teton Energy Corp.*	3,200	16,640
Verenium Corp.(a)*	9,900	50,193
Watts Industries, Inc., Class A(a)	6,400	239,808
		1,313,076
Environmental Services — 0.5%
Calgon Carbon Corp.(a)*	9,200	106,720
CECO Environmental Corp.(a)*	5,200	59,696
Compagnie Generale de Geophysique-Veritas*	8,641	429,544
Flanders Corp.(a)*	5,500	42,350
Headwaters, Inc.(a)*	9,300	160,611
Met-Pro Corp.(a)	2,263	35,552
Mine Safety Appliances Co.(a)	8,300	363,208
Rollins, Inc.	15,700	357,489
		1,555,170
Facility Services — 0.1%
ABM Industries, Inc.	10,800	278,748
Financial Services — 2.8%
Advanta Corp., Class A	2,400	68,184
Advanta Corp., Class B	5,850	182,169
AmeriServ Financial, Inc.(a)*	4,400	19,360
Arrow Financial Corp.(a)	904	19,897
Asset Acceptance Capital Corp.*	7,400	130,980
ASTA Funding, Inc.(a)	2,600	99,918
Bankrate, Inc.(a)*	4,000	191,680
BFC Financial Corp.(a)*	5,400	20,520
Cash America International, Inc.	6,200	245,830
Citizens Banking Corp.(a)	15,660	286,578
Citizens South Banking Corp.(a)	1,200	15,144
City Holding Co.	7,900	302,807
CoBiz, Inc.(a)	3,175	57,531
Cohen & Steers, Inc.(a)	11,600	504,020
CompuCredit Corp.(a)*	11,400	399,228
Consumer Portfolio Services, Inc.(a)*	10,500	65,625
Cowen Group, Inc.*	2,900	51,939
Delta Financial Corp.(a)	6,000	73,620
Dollar Financial Corp.(a)*	8,600	245,100
eFunds Corp.*	10,900	384,661
Empire Financial Holding Co.(a)*	1,872	2,714
Encore Capital Group, Inc.(a)*	8,300	103,584
eSPEED, Inc., Class A(a)*	13,100	113,184
Federal Agricultural Mortgage Corp., Class C(a)	1,400	47,908
Financial Federal Corp.(a)	5,700	169,974

	SHARES	VALUE†
First Albany Cos., Inc.(a)*	2,647	$4,421
First Commonwealth Financial Corp.(a)	15,500	169,260
FirstCity Financial Corp.(a)*	2,100	21,105
Fremont General Corp.(a)	7,700	82,852
GAMCO Investors, Inc., Class A(a)	1,800	100,890
Greenhill & Co., Inc.(a)	4,200	288,582
Hercules Technology Growth Capital, Inc.(a)	4,644	62,740
HF Financial Corp.	110	1,927
IMPATH Bankruptcy Liquidating Trust, Class A(a)	1,700	1,921
Investment Technology Group, Inc.*	10,200	441,966
Irwin Financial Corp.(a)	6,200	92,814
Jackson Hewitt Tax Service, Inc.(a)	7,100	199,581
Knight Capital Group, Inc., Class A*	25,100	416,660
LaBranche & Co., Inc.(a)*	8,500	62,730
MarketAxess Holdings, Inc.(a)*	7,100	127,729
MCG Capital Corp.	14,400	230,688
MicroFinancial, Inc.	400	2,480
Nelnet, Inc., Class A(a)	9,000	219,960
Netbank, Inc.(a)*	1,700	527
Nexity Financial Corp.*	1,300	13,364
Ocwen Financial Corp.(a)*	20,100	267,933
optionsXpress Holdings, Inc.	14,500	372,070
Patriot Capital Funding, Inc.(a)	3,300	49,005
Piper Jaffray Cos., Inc.*	3,100	172,763
Portfolio Recovery Associates, Inc.(a)	3,000	180,060
PRG-Schultz International, Inc.(a)*	1,050	16,695
QC Holdings, Inc.(a)	4,300	64,500
Resource America, Inc.	3,800	78,318
Sanders Morris Harris Group, Inc.(a)	7,700	89,628
Stifel Financial Corp.(a)*	2,565	151,053
Susquehanna Bancshares, Inc.(a)	10,400	232,648
SWS Group, Inc.	5,901	127,580
The South Financial Group, Inc.(a)	5,800	131,312
Thomas Weisel Partners Group, Inc.(a)*	800	13,320
Track Data Corp.(a)*	1,200	3,708
United PanAm Financial Corp.*	3,692	52,648
Virginia Financial Group, Inc.	564	12,521
Westwood Holdings Group, Inc.	258	8,813
World Acceptance Corp.(a)*	9,300	397,389
		8,766,316
Food & Beverages — 1.3%
American Italian Pasta Co., Class A(a)*	4,800	46,080
American States Water Co.(a)	3,550	126,274
Cal-Maine Foods, Inc.(a)	5,100	83,538
Chiquita Brands International, Inc.(a)*	9,300	176,328
Cuisine Solutions, Inc.*	2,900	17,545
Diamond Foods, Inc.	2,400	42,120
Diedrich Coffee, Inc.(a)*	1,149	4,883
Farmer Brothers Co.(a)	3,200	72,416
Flowers Foods, Inc.	11,325	377,802
Green Mountian Coffee, Inc.(a)*	1,600	125,984
Hain Celestial Group, Inc.*	9,079	246,404
Imperial Sugar Co.(a)	1,200	36,948
Interstate Bakeries Corp.*	6,400	17,920

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages (Continued)
J & J Snack Foods Corp.	4,500	$169,830
John B. Sanfilippo & Son, Inc.(a)*	2,650	29,150
Lance, Inc.	7,100	167,276
Lifeway Foods, Inc.(a)*	3,200	36,128
M&F Worldwide Corp.(a)*	4,500	299,610
Maui Land & Pineapple Co., Inc.(a)*	1,200	44,076
MGP Ingredients, Inc.(a)	3,400	57,460
Monterey Pasta Co.*	3,300	14,091
National Beverage Corp.(a)*	10,920	125,689
Panera Bread Co., Class A(a)*	4,300	198,058
Peet's Coffee & Tea, Inc.(a)*	2,900	71,427
Performance Food Group Co.*	8,400	272,916
Pyramid Breweries, Inc.*	1,600	5,488
Ralcorp Holdings, Inc.*	5,600	299,320
Reddy Ice Holdings, Inc.(a)	4,800	136,896
Redhook ALE Brewery, Inc.(a)*	1,056	8,437
Rocky Mountain Chocolate Factory, Inc.	1,200	19,056
Sanderson Farms, Inc.(a)	4,800	216,096
Scheid Vineyards, Inc., Class A*	20	726
Smithfield Foods, Inc.*	813	25,032
Tasty Baking Co.	800	8,368
The Boston Beer Co., Inc., Class A*	2,400	94,440
Tootsie Roll Industries, Inc.(a)	8,000	221,680
Triarc Cos., Inc., Class A	6,300	99,981
Triarc Cos., Inc., Class B	14,654	230,068
		4,225,541
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	8,000	123,760
Caraustar Industries, Inc.(a)*	5,500	28,875
Chesapeake Corp.(a)	3,900	49,023
Deltic Timber Corp.(a)	2,900	158,978
P.H. Glatfelter Co.(a)	8,400	114,156
Pope & Talbot, Inc.(a)*	6,000	23,820
Schweitzer-Mauduit International, Inc.	3,100	96,100
Universal Forest Products, Inc.	4,200	177,492
Wausau-Mosinee Paper Corp.	11,200	150,080
		922,284
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	32,214
Stewart Enterprises, Inc., Class A(a)	20,200	157,358
		189,572
Health Care - Biotechnology — 3.2%
Acacia Research-CombiMatrix*	5,028	3,042
Advanced Magnetics, Inc.(a)*	2,800	162,848
Affymetrix, Inc.(a)*	15,651	389,553
Alexion Pharmaceuticals, Inc.(a)*	8,200	369,492
Anesiva, Inc.(a)*	6,327	38,911
Antigenics, Inc.(a)*	10,100	28,886
Applera Corp. — Celera Genomics Group.*	13,301	164,932
Arena Pharmaceuticals, Inc.(a)*	13,400	147,266
ArQule, Inc.(a)*	8,950	63,098

	SHARES	VALUE†
AtheroGenics, Inc.(a)*	11,917	$25,502
AVANT Immunotherapeutics, Inc.*	7,100	5,893
Avigen, Inc.*	6,659	40,953
Barrier Therapeutics, Inc.*	7,000	45,500
BioCryst Pharmaceuticals, Inc.(a)*	5,700	44,061
Bioenvision, Inc.(a)*	8,700	50,286
BioMarin Pharmaceutical, Inc.(a)*	27,300	489,762
BioSante Pharmaceuticals, Inc.(a)*	5,100	32,283
BioSphere Medical, Inc.*	4,000	28,280
Cambrex Corp.	6,400	84,928
Cell Genesys, Inc.*	17,500	58,625
Ciphergen Biosystems, Inc.(a)*	2,600	2,522
Conceptus, Inc.(a)*	6,800	131,716
Cryolife, Inc.(a)*	5,500	71,555
CuraGen Corp.(a)*	14,150	27,876
Curis, Inc.(a)*	9,600	11,232
CV Therapeutics, Inc.(a)*	11,900	157,199
CYTOGEN Corp.(a)*	6,500	12,675
Cytomedix, Inc.(a)*	5,100	3,978
Cytori Therapeutics, Inc.*	5,200	29,900
Digene Corp.*	5,200	312,260
Discovery Laboratories, Inc.(a)*	20,272	57,370
Dyadic International, Inc.(a)(c)*	4,800	23,026
Dyax Corp.(a)*	20,200	84,638
Emisphere Technologies, Inc.(a)*	5,544	26,833
Encysive Pharmaceuticals, Inc.(a)*	13,000	23,140
EntreMed, Inc.(a)*	8,900	13,617
Enzo Biochem, Inc.(a)*	8,067	120,602
Enzon, Inc.(a)*	19,400	152,290
Exact Sciences Corp.*	6,143	17,753
Exelixis, Inc.*	23,200	280,720
Favrille, Inc.*	4,061	14,985
Gene Logic, Inc.*	5,200	7,176
Genitope Corp.(a)*	9,524	36,763
Genomic Health, Inc.(a)*	2,300	43,240
Genta, Inc.(a)*	35,400	10,439
GenVec, Inc.(a)*	17,600	41,360
Geron Corp.(a)*	13,900	97,856
GTC Biotherapeutics, Inc.(a)*	3,000	3,480
GTx, Inc.(a)*	7,700	124,663
Hana Biosciences, Inc.(a)*	6,000	9,900
Harvard Bioscience, Inc.*	7,281	38,225
Hemispherx Biopharma, Inc.(a)*	13,100	17,292
Idera Pharmaceuticals, Inc.*	5,100	36,006
IDM Pharma, Inc.(a)*	2,000	5,700
Illumina, Inc.(a)*	19,343	785,132
Immunomedics, Inc.*	29,900	124,085
Incyte Corp.(a)*	25,500	153,000
Inhibitex, Inc.*	1,700	2,210
Inovio Biomedical Corp.(a)*	17,600	49,280
Integra LifeSciences Holdings(a)*	6,200	306,404
InterMune, Inc.(a)*	8,226	213,382
Introgen Therapeutics, Inc.(a)*	9,500	34,200
Isolagen, Inc.(a)*	7,600	32,300
Keryx Biopharmaceuticals, Inc.(a)*	15,800	154,366
Kosan Biosciences, Inc.(a)*	9,300	48,546
Lexicon Genetics, Inc.*	18,400	59,064

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
LifeCell Corp.(a)*	7,800	$238,212
Lipid Sciences, Inc.(a)*	4,200	6,720
Martek Biosciences Corp.(a)*	6,400	166,208
Matritech, Inc.*	3,100	1,054
Maxygen, Inc.*	7,930	67,960
Medarex, Inc.(a)*	28,600	408,694
MicroIslet, Inc.(a)*	7,600	3,572
Micromet, Inc.(a)*	6,866	15,654
Momenta Pharmaceuticals, Inc.(a)*	5,500	55,440
Monogram Biosciences, Inc.*	24,020	40,594
Myriad Genetics, Inc.(a)*	9,900	368,181
Nabi Biopharmaceuticals(a)*	28,400	130,640
Nanogen, Inc.(a)*	9,100	12,285
Neose Technologies, Inc.(a)*	11,959	29,539
Northfield Laboratories, Inc.(a)*	5,600	7,952
Novavax, Inc.(a)*	15,774	45,745
Nuvelo, Inc.(a)*	16,856	45,848
Orchid Cellmark, Inc.*	10,550	48,952
Oscient Pharmaceuticals Corp.(a)*	3,125	14,281
Progenics Pharmaceuticals, Inc.(a)*	4,900	105,693
Regeneration Technologies, Inc.*	6,600	74,250
Regeneron Pharmaceuticals, Inc.*	21,900	392,448
RegeneRx Biopharmaceuticals, Inc.(a)*	10,200	21,114
Repligen Corp.(a)*	6,700	26,130
Sangamo BioSciences, Inc.(a)*	9,550	77,546
Savient Pharmaceuticals, Inc.(a)*	12,400	154,008
Seattle Genetics, Inc.(a)*	13,105	128,560
Sequenom, Inc.(a)*	13,133	59,361
StemCells, Inc.(a)*	17,100	39,501
Strategic Diagnostics, Inc.(a)*	4,150	18,758
Tanox, Inc.(a)*	11,600	225,156
Telik, Inc.(a)*	15,600	52,728
Tercica, Inc.(a)*	11,500	58,650
The Medicines Co.*	12,600	222,012
Third Wave Technologies, Inc.*	9,237	54,036
Threshold Pharmaceuticals, Inc.*	13,800	16,974
Titan Pharmaceuticals, Inc.(a)*	8,200	17,794
Torreypines Therapeutics, Inc.*	2,400	16,680
Trimeris, Inc.(a)*	10,097	69,064
Vanda Pharmaceuticals, Inc.(a)*	3,300	66,858
ViaCell, Inc.(a)*	8,167	45,164
Vical, Inc.(a)*	7,400	38,406
		9,972,479
Health Care - Drugs — 2.9%
Acadia Pharmaceuticals, Inc.(a)*	8,300	113,461
Accelrys, Inc.*	6,400	40,256
Acusphere, Inc.(a)*	7,700	16,555
Adams Respiratory Therapeutics, Inc.(a)*	8,200	322,998
Adolor Corp.(a)*	9,456	35,082
Advanced Life Sciences Holdings, Inc.*	14,000	37,380
ADVENTRX Pharmaceuticals, Inc.(a)*	20,224	51,369
Alkermes, Inc.*	24,100	351,860
Allion Healthcare, Inc.*	3,600	21,240
Allos Therapeutics, Inc.(a)*	20,200	89,284

	SHARES	VALUE†
Alpharma, Inc., Class A(a)	10,400	$270,504
Anika Therapeutics, Inc.*	2,000	30,380
AP Pharma, Inc.(a)*	425	931
Ardea Biosciences, Inc.*	700	4,130
ARIAD Pharmaceuticals, Inc.(a)*	15,800	86,742
Array BioPharma, Inc.(a)*	15,600	182,052
Auxilium Pharmaceuticals, Inc.*	8,300	132,302
AVANIR Pharmaceuticals(a)*	13,075	31,249
AXM Pharma, Inc.(a)*	1,300	247
Bradley Pharmaceuticals, Inc., Class A(a)*	3,400	73,814
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	116,886
Cellegy Pharmaceuticals, Inc.*	2,400	216
CollaGenex Pharmaceuticals, Inc.(a)*	3,700	45,880
Combinatorx, Inc.(a)*	6,581	40,605
Corcept Therapeutics, Inc.(a)*	4,500	12,330
Cortex Pharmaceuticals, Inc.(a)*	8,800	23,496
Critical Therapeutics, Inc.(a)*	9,500	20,710
Cubist Pharmaceuticals, Inc.(a)*	13,200	260,172
Dendreon Corp.(a)*	19,200	135,936
DOV Pharmaceutical, Inc.*	4,300	1,333
Durect Corp.(a)*	15,900	61,215
DUSA Pharmaceuticals, Inc.(a)*	4,150	12,782
Dynavax Technologies Corp.(a)*	8,100	33,534
Elite Pharmaceuticals, Inc., Class A(a)*	4,800	12,288
Hi-Tech Pharmacal Co., Inc.(a)*	2,378	28,393
Icagen, Inc.(a)*	300	600
Immtech International, Inc.*	3,000	24,270
ImmunoGen, Inc.(a)*	13,662	75,824
Impax Laboratories, Inc.(a)*	10,500	126,000
Indevus Pharmaceuticals, Inc.(a)*	25,041	168,526
Infinity Pharmaceuticals, Inc.(a)*	3,850	41,888
Inspire Pharmaceuticals, Inc.(a)*	10,750	67,940
Integrated Biopharma, Inc.(a)*	2,200	11,330
Interpharm Holdings, Inc.(a)*	2,000	2,580
Isis Pharmaceuticals, Inc.(a)*	19,300	186,824
Ista Pharmaceuticals, Inc.(a)*	10,950	80,811
Javelin Pharmaceuticals, Inc.(a)*	11,000	68,090
K-V Pharmaceutical Co., Class A*	8,500	231,540
K-V Pharmaceutical Co., Class B*	700	19,061
Lannett Co., Inc.*	4,650	28,133
Ligand Pharmaceuticals, Inc., Class B(a)	13,300	91,504
MannKind Corp.(a)*	10,956	135,087
Medicis Pharmaceutical Corp., Class A(a)	1,600	48,864
Memory Pharmaceuticals, Corp.(a)*	16,500	39,105
Metabasis Therapeutics, Inc.(a)*	8,450	59,150
MiddleBrook Pharmaceuticals, Inc.*	6,600	16,698
NeoPharm, Inc.(a)*	6,399	7,359
Neurocrine Biosciences, Inc.(a)*	14,500	162,835
Neurogen Corp.*	10,050	66,732
NitroMed, Inc.(a)*	8,700	19,140
NPS Pharmaceuticals, Inc.(a)*	14,327	59,314
Omega Protein Corp.(a)*	5,097	47,198
Onyx Pharmaceuticals, Inc.(a)*	13,000	349,700
OSI Pharmaceuticals, Inc.(a)*	11,400	412,794
OXiGENE, Inc.(a)*	6,800	27,064

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Pain Therapeutics, Inc.(a)*	19,800	$172,458
Panacos Pharmaceuticals, Inc.(a)*	15,800	51,034
Par Pharmaceutical Cos., Inc.*	7,900	223,017
Penwest Pharmaceuticals Co.(a)*	4,800	59,856
PetMed Express, Inc.(a)*	8,500	109,140
Pharmacopeia Drug Discovery, Inc.*	1,800	9,990
Pharmacyclics, Inc.(a)*	4,400	11,968
Pharmion Corp.*	7,400	214,230
POZEN, Inc.(a)*	10,900	196,963
Renovis, Inc.*	8,062	29,023
Repros Therapeutics, Inc.(a)*	2,800	35,000
Rigel Pharmaceuticals, Inc.(a)*	5,550	49,450
Salix Pharmaceuticals Ltd.(a)*	11,000	135,300
Santarus, Inc.(a)*	16,400	84,788
SciClone Pharmaceuticals, Inc.(a)*	15,200	37,240
Sciele Pharma, Inc.*	15,300	360,468
SCOLR Pharma, Inc.(a)*	4,800	10,608
Somaxon Pharmaceuticals, Inc.*	3,500	42,560
Spectrum Pharmaceuticals, Inc.(a)*	12,000	86,040
Star Scientific, Inc.(a)*	20,050	17,644
Sunesis Pharmaceuticals, Inc.*	1,479	5,206
Super-Gen, Inc.(a)*	17,300	96,188
The Quigley Corp.(a)*	2,100	9,786
United Therapeutics Corp.(a)*	4,000	255,040
Valeant Pharmaceuticals International	20,900	348,821
VaxGen, Inc.*	3,300	5,280
ViroPharma, Inc.*	25,800	356,040
VIVUS, Inc.(a)*	12,800	66,944
Xenoport, Inc.(a)*	5,200	230,984
Zymogenetics, Inc.(a)*	32,100	468,981
		9,153,620
Health Care - Products — 4.0%
1-800 CONTACTS, Inc.(a)*	3,500	82,110
Abaxis, Inc.(a)*	5,400	112,644
ABIOMED, Inc.(a)*	6,200	66,836
Akorn, Inc.(a)*	17,300	120,927
Aksys Ltd.(a)*	6,045	242
Align Technology, Inc.(a)*	15,800	381,728
Alnylam Pharmaceuticals, Inc.(a)*	8,900	135,191
American Medical Systems Holdings, Inc.(a)*	16,500	297,660
AMICAS, Inc.*	14,050	49,737
Arcadia Resources, Inc.(a)*	21,800	27,250
Arrhythmia Research Technology, Inc.*	200	2,392
Arrow International, Inc.	9,889	378,551
ArthroCare Corp.(a)*	5,800	254,678
Aspect Medical Systems, Inc.(a)*	4,300	64,328
AtriCure, Inc.*	2,740	23,372
ATS Medical, Inc.(a)*	6,700	13,534
AVI BioPharma, Inc.(a)*	10,800	30,240
Bentley Pharmaceuticals, Inc.(a)*	4,900	59,486
BioLase Technology, Inc.(a)*	5,500	33,385
BSD Medical Corp.(a)*	5,064	32,967

	SHARES	VALUE†
Caliper Life Sciences, Inc.(a)*	10,833	$50,807
Candela Corp.*	11,000	127,380
Cantel Medical Corp.(a)*	3,950	67,189
Cardiac Science Corp.*	8,096	88,732
CardioDynamics International Corp.*	6,000	4,020
CardioTech International, Inc.(a)*	3,700	4,921
Cerus Corp.(a)*	5,300	35,828
Cholestech Corp.*	2,800	61,572
Clinical Data, Inc.*	1,449	30,661
Coley Pharmaceutical Group, Inc.*	812	2,939
Columbia Laboratories, Inc.(a)*	9,900	23,859
CONMED Corp.*	6,150	180,072
Criticare Systems, Inc.*	2,100	7,035
CryoCor, Inc.*	2,100	11,823
Cyberonics, Inc.(a)*	5,700	95,874
Cyclacel Pharmaceuticals, Inc.(a)*	5,100	33,150
Cynosure, Inc., Class A*	1,100	40,073
Cypress Bioscience, Inc.(a)*	8,100	107,406
Datascope Corp.	3,400	130,152
DepoMed, Inc.(a)*	17,600	83,952
Digirad Corp.*	4,642	19,403
Digital Angel Corp.(a)*	8,800	14,080
DJ Orthopedics, Inc.(a)*	4,800	198,096
E-Z-EM, Inc.*	2,400	38,400
Eclipsys Corp.(a)*	6,300	124,740
Endocare, Inc.(a)*	2,000	5,400
Endologix, Inc.(a)*	12,600	56,322
Epicept Corp.(a)*	673	1,447
EPIX Pharmaceuticals, Inc.(a)*	7,466	41,884
Exactech, Inc.*	2,535	40,763
Haemonetics Corp.*	6,100	320,921
Halozyme Therapeutics, Inc.*	18,300	168,909
Hanger Orthopedic Group, Inc.*	4,000	43,200
HealthTronics, Inc.*	10,997	47,837
HemoSense, Inc.*	2,900	25,810
Hollis-Eden Pharmaceuticals, Inc.(a)*	5,500	11,220
Human Genome Sciences, Inc.(a)*	29,200	260,464
I Trax, Inc.(a)*	8,800	36,696
I-Flow Corp.(a)*	5,597	93,694
ICU Medical, Inc.*	2,950	126,673
Immucor, Inc.*	13,402	374,854
Immunicon Corp.(a)*	5,800	11,890
Implant Sciences Corp.(a)*	2,000	3,280
Insmed, Inc.(a)*	10,300	8,343
Integramed America, Inc.*	2,687	30,094
Interleukin Genetics, Inc.(a)*	4,500	8,325
Invacare Corp.(a)	7,100	130,143
IOMED, Inc.(a)*	700	1,869
IVAX Diagnostics, Inc.(a)*	3,700	3,811
Kensey Nash Corp.(a)*	1,700	45,577
La Jolla Pharmaceutical Co.(a)*	8,300	37,184
Landauer, Inc.(a)	1,300	64,025
Langer, Inc.*	1,700	9,316
Lifecore Biomedical, Inc.*	2,800	44,436
Luminex Corp.(a)*	8,700	107,097
Mannatech, nc.(a)	6,100	96,929

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Matrixx Initiatives, Inc.(a)*	1,400	$29,302
Medical Action Industries, Inc.*	2,850	51,471
Medtox Scientific, Inc.*	3,700	108,410
Memry Corp.*	14,200	23,146
Mentor Corp.(a)	5,900	240,012
Meridian Bioscience, Inc.	8,250	178,695
Merit Medical Systems, Inc.*	5,744	68,698
MGI Pharma, Inc.*	18,326	409,953
Microtek Medical Holdings, Inc.*	9,600	44,160
Micrus Endovascular Corp.*	2,700	66,420
Milestone Scientific, Inc.(a)*	500	1,100
Minrad International, Inc.*	17,600	104,368
Misonix, Inc.(a)*	2,200	12,980
MTS Medication Technologies, Inc.*	1,300	16,055
Nastech Pharmaceutical Co., Inc.(a)*	3,900	42,549
Natrol, Inc.*	2,600	8,736
Natus Medical, Inc.(a)*	4,600	73,232
Nektar Therapeutics(a)*	28,900	274,261
New Brunswick Scientific, Inc.*	500	3,990
NMT Medical, Inc.*	3,100	36,828
North American Scientific, Inc.(a)*	2,600	2,551
Noven Pharmaceuticals, Inc.*	5,700	133,665
Nutraceutical International Corp.*	2,300	38,111
NuVasive, Inc.(a)*	7,000	189,070
NxStage Medical, Inc.(a)*	6,900	89,217
OraSure Technologies, Inc.(a)*	9,600	78,528
OrthoLogic Corp.*	7,200	10,224
Osteotech, Inc.*	4,200	30,240
Palatin Technologies, Inc.(a)*	14,200	28,116
Palomar Medical Technologies, Inc.(a)*	8,400	291,564
Perrigo Co.	20,400	399,432
PhotoMedex, Inc.*	9,200	11,960
PolyMedica Corp.(a)	4,900	200,165
Possis Medical, Inc.*	3,800	41,344
PSS World Medical, Inc.(a)*	25,900	471,898
QuadraMed Corp.(a)*	10,000	30,500
Quidel Corp.(a)*	17,200	302,032
Retractable Technologies, Inc.*	2,700	6,750
SeraCare Life Sciences, Inc.(a)*	3,373	22,599
Sirona Dental Systems, Inc.(a)*	2,900	109,707
Somanetics Corp.(a)*	2,200	40,282
Sonic Innovations, Inc.*	5,560	48,650
SONUS Pharmaceuticals, Inc.*	3,800	20,064
SRI/Surgical Express, Inc.*	1,100	5,720
STAAR Surgical Co.*	5,280	20,170
Stereotaxis, Inc.*	8,100	105,786
Synovis Life Technologies, Inc.*	2,884	41,529
The Spectranetics Corp.(a)*	8,500	97,920
Theragenics Corp.*	7,500	31,275
Thoratec Corp.(a)*	21,102	388,066
Urologix, Inc.(a)*	2,600	5,798
Uroplasty, Inc.(a)*	2,400	10,248
USANA Health Sciences, Inc.(a)*	3,400	152,116
Vascular Solutions, Inc.(a)*	3,500	32,795

	SHARES	VALUE†
Ventana Medical Systems, Inc.(a)*	7,200	$556,344
Vital Signs, Inc.	2,900	161,095
West Pharmaceutical Services, Inc.(a)	8,900	419,635
Wright Medical Group, Inc.*	7,200	173,664
Zila, Inc.(a)*	9,200	12,788
Zoll Medical Corp.*	3,800	84,778
		12,698,597
Health Care - Services — 3.2%
Air Methods Corp.(a)*	2,000	73,340
Albany Molecular Research, Inc.*	8,000	118,800
Alliance Imaging, Inc.(a)*	11,500	107,985
Allied Healthcare International, Inc.(a)*	14,550	40,740
Allscripts Heathcare Solutions, Inc.(a)*	16,300	415,324
Amedisys, Inc.*	5,666	205,846
America Service Group, Inc.*	2,000	33,840
American Dental Partners, Inc.*	2,840	73,755
AMERIGROUP Corp.*	10,900	259,420
AmSurg Corp.*	6,550	158,117
Angelica Corp.	2,000	42,160
Apria Healthcare Group, Inc.*	10,000	287,700
Avalon Pharmaceuticals, Inc.(a)*	3,700	15,799
Bio-Imaging Technologies, Inc.*	2,000	13,660
Bio-Reference Laboratories, Inc.(a)*	3,300	90,255
BioScrip, Inc.(a)*	8,680	41,664
Capital Senior Living Corp.*	6,300	59,346
Cell Therapeutics, Inc.(a)*	9,300	28,365
Centene Corp.*	9,100	194,922
Dynacq Healthcare, Inc.*	1,300	3,692
Exponent, Inc.*	3,400	76,058
Five Star Quality Care, Inc.(a)*	16,000	127,680
Genesis HealthCare Corp.*	4,100	280,522
Gentiva Health Services, Inc.*	6,500	130,390
HealthExtras, Inc.(a)*	9,600	283,968
HEALTHSOUTH Corp.(a)*	18,900	342,279
Healthspring, Inc.*	5,500	104,830
Healthways, Inc.(a)*	8,100	383,697
HMS Holdings Corp.*	5,100	97,614
Hooper Holmes, Inc.*	16,300	54,605
Kendle International, Inc.*	3,300	121,341
Kindred Healthcare, Inc.*	9,400	288,768
LCA-Vision, Inc.(a)	4,100	193,766
LHC Group, Inc.(a)*	3,800	99,560
Magellan Health Services, Inc.*	5,300	246,291
Matria Healthcare, Inc.(a)*	9,893	299,560
MedCath Corp.*	5,100	162,180
Medical Staffing Network Holdings, Inc.(a)*	6,300	34,335
MedQuist, Inc.*	4,200	38,262
Metropolitan Health Networks, Inc.(a)*	10,500	18,375
Molina Healthcare, Inc.(a)*	6,500	198,380
National Healthcare Corp.(a)	2,100	108,360
National Medical Health Card Systems, Inc.(a)*	907	14,476
NovaMed Eyecare, Inc.*	5,800	35,090
OCA, Inc.(b)(c)*	8,100	81
Odyssey Healthcare, Inc.*	8,050	95,473
Option Care, Inc.(a)	8,275	127,435

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Services (Continued)
PainCare Holdings, Inc.(a)*	9,300	$3,441
PAREXEL International Corp.*	10,800	454,248
Pediatric Services of America, Inc.(a)*	500	7,970
Pharmanet Development Group, Inc.*	4,450	141,866
Prospect Medical Holdings, Inc.*	1,000	5,750
Psychemedics Corp.(a)	400	8,164
Psychiatric Solutions, Inc.*	9,600	348,096
Quality Systems, Inc.(a)	13,000	493,610
Radiation Therapy Services, Inc.(a)*	5,100	134,334
RadNet, Inc.(a)*	1,750	16,677
RehabCare Group, Inc.*	4,200	59,808
Res-Care, Inc.*	5,800	122,612
Sierra Health Services, Inc.*	7,600	316,008
STERIS Corp.	11,800	361,080
Sun Healthcare Group, Inc.(a)*	9,400	136,206
Sunrise Assisted Living, Inc.(a)*	11,100	443,889
Symbion, Inc.*	4,800	104,208
The Advisory Board Co.*	3,900	216,684
The TriZetto Group, Inc.*	20,000	387,200
U.S. Physical Therapy, Inc.*	2,750	37,042
VistaCare, Inc., Class A(a)*	5,000	49,100
		10,076,099
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.(a)	3,800	131,480
Kimball International, Inc., Class B	4,900	68,649
Stanley Furniture Co., Inc.(a)	2,801	57,533
Tempur-Pedic International, Inc.(a)	17,000	440,300
		697,962
Household Products — 0.2%
Bassett Furniture Industries, Inc.(a)	1,500	20,475
Craftmade International, Inc.	400	6,844
Enesco Group, Inc.*	1,500	30
Ethan Allen Interiors, Inc.(a)	7,600	260,300
Furniture Brands International, Inc.(a)	11,300	160,460
Libbey, Inc.(a)	3,650	78,731
Lifetime Brands, Inc.(a)	3,200	65,440
Quaker Fabric Corp.(a)*	2,400	2,736
Restoration Hardware, Inc.(a)*	10,557	58,908
Salton, Inc.(a)*	2,900	5,423
		659,347
Instruments - Scientific — 0.8%
Angiodynamics, Inc.(a)*	3,663	65,971
Bovie Medical Corp.(a)*	3,000	18,000
Bruker BioSciences Corp.*	24,211	218,141
Cepheid, Inc.(a)*	12,700	185,420
Cutera, Inc.(a)*	2,800	69,776
ev3, Inc.(a)*	13,959	235,628
FEI Co.*	8,000	259,680
Greatbatch, Inc.(a)*	5,400	174,960
Iridex Corp.*	1,000	5,240
IRIS International, Inc.*	5,700	95,988
Kyphon, Inc.(a)*	9,300	447,795

	SHARES	VALUE†
Microvision, Inc.(a)*	10,330	$51,650
Neogen Corp.(a)*	2,200	63,272
Neurometrix, Inc.(a)*	2,747	26,673
Occulogix, Inc.*	2,300	2,369
OYO Geospace Corp.(a)*	1,000	74,190
RAE Systems, Inc.(a)*	12,600	29,106
Signalife, Inc.(a)*	6,600	4,422
SurModics, Inc.(a)*	3,700	185,000
Symmetry Medical, Inc.(a)*	11,100	177,711
Vital Images, Inc.(a)*	3,400	92,344
X-Rite, Inc.	6,700	98,959
		2,582,295
Insurance — 2.8%
21st Century Holding Co.(a)	1,000	10,740
21st Century Insurance Group(a)	21,000	459,060
Affirmative Insurance Holdings, Inc.(a)	3,262	49,746
Alfa Corp.(a)	18,495	287,967
AmCOMP, Inc.*	3,700	36,075
American Equity Investment Life Holding Co.(a)	24,000	289,920
American Physicians Capital, Inc.*	1,950	78,975
Amerisafe, Inc.*	3,800	74,594
Argonaut Group, Inc.	6,200	193,502
Baldwin & Lyons, Inc., Class B	1,300	33,774
Bristol West Holdings, Inc.	6,500	145,405
Brooke Corp.(a)	2,900	42,891
Citizens, Inc., Class A(a)*	10,658	75,032
CNA Surety Corp.*	10,600	200,446
Crawford & Co., Class A	800	5,084
Crawford & Co., Class B(a)	1,300	8,788
Delphi Financial Group, Inc., Class S	7,125	297,968
Donegal Group, Inc., Class A	3,688	54,951
EMC Insurance Group, Inc.	3,800	94,316
FBL Financial Group, Inc., Class A	6,700	263,444
Financial Industries Corp.*	900	5,310
First Acceptance Corp.(a)*	18,600	188,976
FPIC Insurance Group, Inc.*	1,400	57,078
Great American Financial Resources, Inc.	10,000	241,900
Hallmark Financial Services, Inc.*	1,700	20,604
Harleysville Group, Inc.	6,800	226,848
Hilb, Rogal & Hamilton Co.	8,800	377,168
Horace Mann Educators Corp.	9,400	199,656
Independence Holding Co.	3,200	65,376
Infinity Property & Casualty Corp.	4,300	218,139
James River Group, Inc.(a)	2,200	73,106
KMG America Corp.*	4,550	23,888
LandAmerica Financial Group, Inc.(a)	3,900	376,311
Meadowbrook Insurance Group, Inc.*	8,300	90,968
Mercer Insurance Group, Inc.(a)	1,100	21,890
National Interstate Corp.(a)	4,200	109,536
NYMAGIC, Inc.(a)	1,100	44,220
Ohio Casualty Corp.	6,300	272,853
Penn Treaty American Corp.(a)*	3,950	22,594
PMA Capital Corp., Class A*	6,100	65,209
Presidential Life Corp.	5,600	110,096
ProAssurance Corp.*	5,300	295,051

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
ProCentury Corp.	2,400	$40,224
RLI Corp.	5,800	324,510
RTW, Inc.*	650	5,372
SCPIE Holdings, Inc.*	300	7,500
Seabright Insurance Holdings*	8,600	150,328
Selective Insurance Group, Inc.	13,800	370,944
State Auto Financial Corp.	8,600	263,590
Stewart Information Services Corp.	2,900	115,507
The Commerce Group, Inc.	2,800	97,216
The Midland Co.	600	28,164
The Navigators Group, Inc.*	3,600	194,040
The Phoenix Companies, Inc.	18,100	271,681
Tower Group, Inc.	4,700	149,930
Triad Guaranty, Inc.(a)*	2,200	87,846
Unico American Corp.*	1,700	22,627
United America Indemnity Ltd.*	1,396	34,719
United Fire & Casualty Co.	6,100	215,818
Universal American Financial Corp.(a)*	11,700	248,976
Vesta Insurance Group, Inc.(a)*	6,900	10
Zenith National Insurance Corp.	7,750	364,947
		8,803,404
Internet Services — 2.9%
1-800-FLOWERS.COM, Inc., Class A(a)*	5,700	53,751
24/7 Real Media, Inc.(a)*	11,200	131,376
Access Integrated Technologies, Inc., Class A(a)*	4,600	37,214
ActivIdentity Corp.*	10,500	48,300
Alloy, Inc.*	2,325	23,250
Answerthink, Inc.*	10,800	39,096
Aptimus, Inc.*	500	3,395
Arbinet-thexchange, Inc.(a)*	5,700	34,371
Ariba, Inc.(a)*	17,950	177,884
Audible, Inc.*	6,700	67,536
Authorize.Net Holdings, Inc.*	6,400	114,496
Autobytel, Inc.(a)*	16,450	69,913
Blue Coat Systems, Inc.(a)*	3,200	158,464
BroadVision, Inc.(a)*	20,617	41,028
CACI International, Inc., Class A*	4,400	214,940
Chordiant Software, Inc.*	12,417	194,450
CMGI, Inc.*	116,900	227,955
CNET Networks, Inc.(a)*	36,200	296,478
Cogent Communications Group, Inc.*	10,900	325,583
CyberSource Corp.(a)*	7,600	91,656
DealerTrack Holdings, Inc.*	8,700	320,508
Digital River, Inc.(a)*	6,100	276,025
Drugstore.com, Inc.(a)*	22,924	61,666
EarthLink, Inc.*	29,000	216,630
eCollege.Com*	4,700	104,575
Entrust Technologies, Inc.*	15,450	62,727
GSI Commerce, Inc.(a)*	10,700	242,997
Harris Interactive, Inc.*	19,600	104,860
HealthStream, Inc.*	5,236	18,378
Hollywood Media Corp.*	15,000	65,400
I-many, Inc.*	9,900	27,225

	SHARES	VALUE†
i2 Technologies, Inc.(a)*	3,900	$72,696
iGATE Capital Corp.*	12,735	102,135
Imergent, Inc.(a)	2,700	66,042
Internap Network Services Corp.(a)*	11,700	168,714
Internet Capital Group, Inc.(a)*	8,600	106,640
j2 Global Communications, Inc.(a)*	11,400	397,860
Jupitermedia Corp.(a)*	7,800	56,784
Keynote Systems, Inc.*	4,550	74,620
Lionbridge Technologies, Inc.*	13,900	81,871
Looksmart Ltd.*	5,300	20,670
MIVA, Inc.(a)*	7,600	49,400
Move, Inc.*	70,000	313,600
Napster, Inc.(a)*	100	340
Netflix, Inc.(a)*	14,400	279,216
Network Engines, Inc.(a)*	8,200	15,088
NIC, Inc.(a)	15,000	102,600
Onvia, Inc.(a)*	1,000	8,570
Overstock.com, Inc.(a)*	5,100	93,177
PC-Tel, Inc.*	4,700	41,125
Perficient, Inc.(a)*	6,000	124,200
Priceline.com, Inc.*	8,400	577,416
Quovadx, Inc.(a)*	4,000	12,520
Real Networks, Inc.(a)*	33,100	270,427
RightNow Technologies, Inc.(a)*	15,000	246,150
S1 Corp.*	19,500	155,805
Selectica, Inc.*	3,600	6,912
SmartPros Ltd.*	1,000	6,380
SonicWALL, Inc.*	22,100	189,839
SourceForge, Inc.(a)*	14,500	61,190
Stamps.com, Inc.*	4,650	64,077
The Knot, Inc.(a)*	6,900	139,311
TheStreet.com, Inc.(a)	5,500	59,840
Think Partnership, Inc.(a)*	30,600	91,494
Travelzoo, Inc.(a)*	3,100	82,429
Tumbleweed Communications Corp.*	21,900	55,845
United Online, Inc.(a)	31,650	521,908
Varsity Group, Inc.(a)*	3,000	2,700
Vignette, Corp.*	6,010	115,152
Vocus, Inc.*	5,900	148,149
Web.com, Inc.*	3,000	18,930
Websense, Inc.*	9,400	199,750
Website Pros, Inc.(a)*	2,400	22,608
Xanadoo Co.*	10	2,670
Zix Corp.(a)*	5,500	10,175
		9,089,152
Leisure — 1.6%
Aldila, Inc.	1,000	15,420
Ambassadors Group, Inc.(a)	4,000	142,120
Ameristar Casinos, Inc.(a)	13,100	455,094
Bally Technologies, Inc.(a)*	12,200	322,324
Bally Total Fitness Holding Corp.(a)*	8,700	4,176
Bluegreen Corp.*	5,500	64,295
Carmike Cinemas, Inc.(a)	2,800	61,488
Churchill Downs, Inc.	2,300	120,474
Dover Downs Gaming & Entertainment, Inc.	2,700	40,527

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure (Continued)
Dover Motorsports, Inc.	3,600	$21,816
Escala Group, Inc.(a)*	6,900	16,974
Escalade, Inc.(a)	1,950	18,213
Full House Resorts, Inc.*	3,500	13,125
GameTech International, Inc.*	2,100	19,950
Gaming Partners International Corp.	1,300	18,096
Gaylord Entertainment Co.*	4,322	231,832
Great Wolf Resorts, Inc.(a)*	2,000	28,500
ILX Resorts, Inc.	900	8,775
Interstate Hotels & Resorts, Inc.*	7,500	39,150
Isle of Capri Casinos, Inc.(a)*	7,600	182,096
Johnson Outdoors, Inc., Class A*	1,000	20,190
K2, Inc.*	10,900	165,571
Lakes Entertainment, Inc.(a)*	4,300	50,783
Life Time Fitness, Inc.(a)*	6,700	356,641
Magna Entertainment Corp., Class A(a)*	2,000	5,840
Marine Products Corp.(a)	8,400	69,132
Monarch Casino & Resort, Inc.*	4,000	107,400
Morgans Hotel Group(a)*	7,000	170,660
MTR Gaming Group, Inc.(a)*	6,300	97,020
Multimedia Games, Inc.(a)*	6,400	81,664
Nevada Gold & Casinos, Inc.*	2,000	4,040
Pinnacle Entertainment, Inc.*	13,399	377,182
PokerTek, Inc.(a)*	1,700	21,301
Progressive Gaming International Corp.(a)*	6,900	40,503
Red Lion Hotels Corp.*	4,200	53,970
Shuffle Master, Inc.(a)*	6,262	103,949
Silverleaf Resorts, Inc.*	7,000	41,650
Six Flags, Inc.(a)*	21,800	132,762
Speedway Motorsports, Inc.(a)	10,100	403,798
The Marcus Corp.(a)	4,500	106,920
Topps Co., Inc.	8,000	84,080
Trump Entertainment Resorts, Inc.(a)*	6,155	77,245
Vail Resorts, Inc.(a)*	7,600	462,612
VCG Holding Corp.(a)*	3,700	29,970
WMS Industries, Inc.(a)*	10,050	290,043
		5,179,371
Machinery — 2.1%
Alamo Group, Inc.	2,000	50,400
Albany International Corp., Class A(a)	5,300	214,332
Applied Industrial Technologies, Inc.	8,925	263,287
Astec Industries, Inc.*	5,000	211,100
Baldor Electric Co.(a)	9,400	463,232
Baldwin Technology Co.*	2,900	17,487
CARBO Ceramics, Inc.(a)	5,350	234,383
Cascade Corp.	2,800	219,632
Cherokee International Corp.(a)*	4,600	22,724
Columbus McKinnon Corp.*	3,900	125,580
Dril-Quip, Inc.*	8,200	368,590
Flotek Industries, Inc.(a)*	1,600	95,920
Flow International Corp.(a)*	8,000	100,800
FSI International, Inc.*	6,300	20,097

	SHARES	VALUE†
Gardner Denver, Inc.*	4,000	$170,200
Gehl Co.(a)*	2,400	72,864
Gerber Scientific, Inc.*	5,000	58,100
Global Power Equipment Group, Inc.(a)*	11,450	22,557
Gulf Islands Fabrication, Inc.(a)	2,600	90,220
Hardinge, Inc.	2,400	81,672
Intevac, Inc.*	6,783	144,207
Kadant, Inc.*	1,800	56,160
Key Technology, Inc.*	1,200	26,880
Kulicke and Soffa Industries, Inc.*	13,200	138,204
Lindsay Manufacturing Co.(a)	2,500	110,725
Lufkin Industries, Inc.	3,100	200,105
Milacron, Inc.*	798	6,967
Powell Industries, Inc.*	2,300	73,048
Presstek, Inc.(a)*	7,800	62,322
Regal-Beloit Corp.	7,200	335,088
Robbins & Myers, Inc.	8,300	440,979
Rofin-Sinar Technologies, Inc.*	3,600	248,400
SatCon Technology Corp.(a)*	6,900	8,349
Sauer-Danfoss, Inc.(a)	11,100	330,336
Semitool, Inc.(a)*	6,400	61,504
Tecumseh Products Co., Class A(a)*	2,100	32,991
Tennant Co.	3,500	127,750
The Middleby Corp.(a)*	3,000	179,460
TurboChef Technologies, Inc.(a)*	5,800	80,736
Twin Disc, Inc.	1,100	79,101
Universal Compression Holdings, Inc.(a)*	5,700	413,079
Veri-Tek International Corp.*	1,300	10,270
Woodward Governor Co.	7,500	402,525
		6,472,363
Manufacturing — 1.6%
Amtech Systems, Inc.*	1,200	10,500
Ballantyne of Omaha, Inc.*	2,500	15,275
Blount International, Inc.*	10,400	136,032
Bolt Technology Corp.(a)*	1,000	44,040
Briggs & Stratton Corp.(a)	11,900	375,564
Charles & Colvard Ltd.(a)	4,337	21,468
CLARCOR, Inc.	12,300	460,389
Cognex Corp.	10,000	225,100
Core Molding Technologies, Inc.*	2,200	15,730
Cycle Country Accessories Corp.*	1,000	1,930
EFJ, Inc.(a)*	8,900	47,971
Encore Wire Corp.(a)	5,400	158,976
Fedders Corp.(a)*	6,600	1,518
Friedman Industries	700	6,755
Hawk Corp., Class A*	1,072	14,644
iRobot Corp.(a)*	5,000	99,250
JAKKS Pacific, Inc.(a)*	6,500	182,910
Lakeland Industries, Inc.(a)*	440	6,098
Lennox International, Inc.	9,300	318,339
LSB Industries, Inc.(a)*	4,300	91,934
MFRI, Inc.*	1,000	27,990
Nanophase Technologies Corp.(a)*	4,200	25,578
Nordson Corp.	8,100	406,296
Portec Rail Products, Inc.	2,000	24,180
Quanex Corp.	8,125	395,688

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Manufacturing (Continued)
Quixote Corp.	1,900	$35,530
RBC Bearings, Inc.*	4,700	193,875
Smith & Wesson Holding Corp.(a)*	8,700	145,725
SonoSite, Inc.(a)*	3,400	106,862
Steinway Musical Instruments, Inc.	900	31,131
Sun Hydraulics Corp.(a)	2,800	137,900
Superior Essex, Inc.*	4,284	160,007
The Gorman-Rupp Co.(a)	2,500	79,650
TTM Technologies, Inc.*	21,600	280,800
Varian, Inc.*	6,300	345,429
Wabtec Corp.	9,800	357,994
		4,989,058
Metals & Mining — 1.9%
A.M. Castle & Co.	4,700	168,777
Alpha Natural Resources, Inc.(a)*	14,400	299,376
AMCOL International Corp.(a)	6,900	188,439
Brush Engineered Materials, Inc.(a)*	5,600	235,144
Century Aluminum Co.*	7,500	409,725
CIRCOR International, Inc.	3,400	137,462
Cleveland-Cliffs, Inc.(a)	7,200	559,224
Coeur d'Alene Mines Corp.(a)*	61,200	219,708
Compass Minerals International, Inc.(a)	7,400	256,484
Dynamic Materials Corp.(a)	2,800	105,000
Empire Resources, Inc.(a)	1,300	12,545
Gibraltar Industries, Inc.	7,200	159,480
Hecla Mining Co.(a)*	28,800	245,952
Idaho General Mines, Inc.(a)*	12,000	76,080
Kaiser Aluminum Corp.*	4,533	330,365
Kaydon Corp.(a)	6,200	323,144
Liquidmetal Technologies, Inc.(a)*	500	425
Metal Management, Inc.	10,100	445,107
Mines Management, Inc.(a)*	2,000	6,740
Mueller Industries, Inc.	7,800	268,632
National Coal Corp.*	9,600	47,040
NN, Inc.	3,000	35,400
North American Galvanizing & Coatings, Inc.*	2,400	20,592
Royal Gold, Inc.(a)	6,200	147,374
RTI International Metals, Inc.*	5,300	399,461
Stillwater Mining Co.(a)*	20,200	222,402
U.S. Gold Corp.*	13,100	72,050
USEC, Inc.(a)*	18,300	402,234
Westmoreland Coal Co.*	2,000	54,700
Wolverine Tube, Inc.(a)*	2,500	4,375
		5,853,437
Multimedia — 0.5%
Emmis Communications Corp., Class A(a)	9,900	91,179
Entertainment Distribution Co., Inc.*	17,850	35,521
Gemstar-TV Guide International, Inc.*	107,364	528,231
Image Entertainment, Inc.(a)*	3,800	16,492
Journal Communications, Inc., Class A	7,000	91,070
LodgeNet Entertainment Corp.(a)*	6,600	211,596

	SHARES	VALUE†
Macrovision Corp.(a)*	10,900	$327,654
Martha Stewart Living Omnimedia, Inc., Class A(a)	5,600	96,320
Media General, Inc., Class A(a)	5,700	189,639
PlanetOut, Inc.(a)*	5,000	6,900
Schawk, Inc.(a)	5,600	112,112
Triple Crown Media, Inc.*	730	6,804
Young Broadcasting, Inc., Class A*	3,800	14,022
		1,727,540
Office Equipment — 0.2%
IKON Office Solutions, Inc.	28,000	437,080
Marlin Business Services, Inc.(a)*	2,600	55,406
TRM Corp.(a)*	3,750	5,475
		497,961
Office Furnishings & Supplies — 0.4%
Aaron Rents, Inc.	11,000	321,200
Acco Brands Corp.(a)*	11,200	258,160
Ennis Business Forms, Inc.	5,200	122,304
Interface, Inc.	13,077	246,632
Knoll, Inc.	11,450	256,480
Standard Register Co.(a)	5,600	63,840
		1,268,616
Oil & Gas — 4.9%
Abraxas Petroleum Corp.(a)*	10,700	48,043
Adams Resources & Energy, Inc.	1,000	29,840
Allis-Chalmers Energy, Inc.(a)*	7,500	172,425
American Oil & Gas, Inc.(a)*	8,100	54,918
Aquila, Inc.*	74,100	303,069
Arena Resources, Inc.(a)*	3,100	180,141
Atlas America, Inc.	7,339	394,325
ATP Oil & Gas Corp.(a)*	7,300	355,072
Atwood Oceanics, Inc.(a)*	6,200	425,444
Basic Energy Services, Inc.(a)*	9,400	240,358
Berry Petroleum Co., Class A	10,100	380,568
Bill Barrett Corp.(a)*	9,800	360,934
Bois d'Arc Energy, Inc.(a)*	10,900	185,627
Boots & Coots International Well Control, Inc.(a)*	12,900	22,317
Brigham Exploration Co.(a)*	11,000	64,570
Bronco Drilling Co., Inc.(a)*	6,000	98,460
Callon Petroleum Co.*	3,700	52,429
Carrizo Oil & Gas, Inc.(a)*	5,700	236,379
Cheniere Energy, Inc.(a)*	6,400	248,256
Clayton Williams Energy, Inc.*	2,100	55,587
Complete Production Services, Inc.*	15,500	400,675
Comstock Resources, Inc.*	10,700	320,679
Contango Oil & Gas Co.(a)*	3,500	127,015
Dawson Geophysical Co.*	1,100	67,606
Delta Natural Gas, Inc.(a)	200	5,170
Delta Petroleum Corp.(a)*	18,480	371,078
Dune Energy, Inc.(a)*	14,000	32,620
Edge Petroleum Corp.(a)*	3,100	43,431
Encore Aquisition Co.*	12,250	340,550
Endeavor International Corp.*	31,350	47,025

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Energy Partners Ltd.(a)*	6,800	$113,492
Energy West, Inc.	200	3,006
EnergySouth, Inc.(a)	1,900	96,900
ENGlobal Corp.*	10,800	131,220
Evolution Petroleum Corp.*	6,400	19,520
EXCO Resources, Inc.(a)*	9,700	169,168
Forest Oil Corp.*	4,116	173,942
FX Energy, Inc.(a)*	8,650	79,148
Gasco Energy, Inc.(a)*	16,000	37,920
Goodrich Petroleum Corp.(a)*	6,500	225,095
Grey Wolf, Inc.(a)*	42,400	349,376
Gulfport Energy Corp.(a)*	8,100	161,838
Hanover Compressor Co.(a)*	7,000	166,950
Harvest Natural Resources, Inc.(a)*	8,600	102,426
Horizon Offshore, Inc.*	7,437	142,790
Hornbeck Offshore Services, Inc.(a)*	5,800	224,808
Houston Amern Energy Corp.(a)	8,700	46,980
Infinity, Inc.(a)*	4,100	12,669
Key Energy Services, Inc.*	14,400	266,832
Mariner Energy, Inc.*	19,000	460,750
Markwest Hydrocarbon, Inc.(a)	2,410	138,406
Matrix Service Co.*	7,400	183,890
McMoRan Exploration Co.(a)*	5,700	79,800
Metretek Technologies, Inc.(a)*	4,200	64,848
Mitcham Industries, Inc.*	1,800	34,362
NATCO Group, Inc., Class A*	3,200	147,328
Natural Gas Services Group*	2,500	44,700
New Jersey Resources Corp.(a)	6,434	328,263
Newpark Resources, Inc.(a)*	21,600	167,400
Ngas Resources, Inc.*	5,000	40,000
Oil States International, Inc.*	8,900	367,926
OMNI Energy Services Corp.(a)*	3,800	42,560
Parallel Petroleum Corp.(a)*	8,300	181,770
Parker Drilling Co.*	26,400	278,256
Penn Virginia Corp.	8,200	329,640
Petrohawk Energy Corp.(a)*	26,956	427,522
Petroleum Development Corp.*	2,800	132,944
PetroQuest Energy, Inc.*	10,000	145,400
Piedmont Natural Gas Co., Inc.(a)	2,600	64,090
Pioneer Drilling Co.*	11,400	169,974
Quest Resource Corp.(a)*	3,800	44,384
RGC Resources, Inc.	200	5,550
RPC, Inc.(a)	47,850	815,364
SEACOR Holdings, Inc.*	3,273	305,567
SEMCO Energy, Inc.(a)*	7,800	60,606
South Jersey Industries, Inc.(a)	6,400	226,432
St. Mary Land & Exploration Co.	2,200	80,564
Stone Energy Corp.*	6,137	210,254
SulphCo, Inc.(a)*	13,800	49,818
Superior Well Services, Inc.(a)*	4,500	114,345
Swift Energy Co.*	5,800	248,008
The Meridian Resource Corp.*	19,700	59,494
Toreador Resources Corp.(a)*	3,300	49,500
Transmeridian Exploration, Inc.(a)*	42,400	74,624

	SHARES	VALUE†
Tri-Valley Corp.(a)*	5,600	$44,240
Trico Marine Services, Inc.(a)*	2,600	106,288
TXCO Resources, Inc.(a)*	7,300	75,044
Union Drilling, Inc.*	4,200	68,964
VAALCO Energy, Inc.(a)*	22,100	106,743
W-H Energy Services, Inc.*	5,700	352,887
Warren Resources, Inc.(a)*	11,400	133,152
Westside Energy Corp.*	4,700	16,873
Whiting Petroleum Corp.*	8,100	328,212
		15,595,433
Paper & Related Products — 0.1%
Bowater, Inc.(a)	9,200	229,540
Potlatch Corp.(a)	435	18,727
Xerium Technologies, Inc.	7,200	54,864
		303,131
Personal Care — 0.3%
Chattem, Inc.(a)*	4,400	278,872
Elizabeth Arden, Inc.*	10,900	264,434
Nature's Sunshine Products, Inc.	2,700	31,995
Nu Skin Enterprises, Inc., Class A	14,700	242,550
Revlon, Inc., Class A(a)*	93,549	128,162
		946,013
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)*	2,000	113,700
Concord Camera Corp.*	540	2,457
		116,157
Printing — 0.3%
Cenveo, Inc.(a)*	18,900	438,291
Champion Industries Inc/WV	2,100	15,120
Consolidated Graphics, Inc.*	3,200	221,696
Valassis Communications, Inc.*	10,500	180,495
		855,602
Publishing — 0.5%
Document Security Systems, Inc.(a)*	2,400	33,096
Journal Register Co.(a)	16,900	75,712
Lee Enterprises, Inc.	9,500	198,170
Marvel Entertainment, Inc.(a)*	16,500	420,420
Playboy Enterprises, Inc., Class B(a)*	5,900	66,847
PRIMEDIA, Inc.(a)*	63,600	181,260
Scholastic Corp.*	9,500	341,430
Sun-Times Media Group, Inc., Class A(a)	25,000	131,250
Voyager Learning Co.*	6,300	60,102
		1,508,287
Real Estate — 0.3%
Avatar Holdings, Inc.(a)*	1,100	84,634
California Coastal Communities, Inc.(a)*	1,800	30,492
Consolidated-Tomoka Land Co.(a)	1,100	76,219
Emeritus Corp.(a)*	4,600	142,508
Grubb & Ellis Co.*	6,200	71,920
Lodgian, Inc.*	7,500	112,725
Tarragon Corp.(a)*	6,600	55,836

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate (Continued)
Tejon Ranch Co.(a)*	3,300	$145,860
United Capital Corp.*	1,250	35,937
ZipRealty, Inc.*	4,900	36,750
		792,881
Restaurants — 1.8%
AFC Enterprises, Inc.*	6,800	117,572
Applebee's International, Inc.	13,375	322,337
Benihana, Inc.*	1,150	23,080
Benihana, Inc., Class A*	2,300	46,000
BJ's Restaurants, Inc.(a)*	6,000	118,440
Bob Evans Farms, Inc.	8,600	316,910
Buca, Inc.*	4,300	15,050
Buffalo Wild Wings, Inc.(a)*	3,200	133,088
California Pizza Kitchen, Inc.*	5,850	125,658
CBRL Group, Inc.	6,200	263,376
CEC Entertainment, Inc.*	7,750	272,800
Champps Entertainment, Inc.*	2,200	10,450
CKE Restaurants, Inc.(a)	15,300	307,071
Cosi, Inc.(a)*	9,789	44,638
Domino's Pizza, Inc.(a)	13,800	252,126
Famous Dave's of America, Inc.*	2,145	47,791
IHOP Corp.(a)	4,300	234,049
J. Alexander's Corp.	800	11,600
Kona Grill, Inc.*	1,100	20,053
Krispy Kreme Doughnuts, Inc.(a)*	14,900	137,974
Landry's Seafood Restaurants, Inc.(a)	4,400	133,144
Luby's, Inc.*	6,960	67,234
McCormick & Schmick's Seafood Restaurants, Inc.*	2,800	72,632
O' Charley's, Inc.(a)	5,420	109,267
P.F. Chang's China Bistro, Inc.(a)*	9,600	337,920
Papa John's International, Inc.(a)*	13,400	385,384
RARE Hospitality International, Inc.*	7,109	190,308
Red Robin Gourmet Burgers, Inc.(a)*	3,300	133,221
Rubio's Restaurants, Inc.*	1,700	17,221
Ruby Tuesday, Inc.(a)	13,500	355,455
Ruth's Chris Steak House, Inc.(a)*	5,100	86,649
Sonic Corp.(a)*	14,575	322,399
Texas Roadhouse, Inc., Class A(a)*	3,300	42,207
The Cheesecake Factory, Inc.*	16,600	407,032
The Steak n Shake Co.(a)*	5,600	93,464
		5,573,600
Retail - Food — 0.4%
Calavo Growers, Inc.	1,000	12,570
Ingles Markets, Inc.(a)	2,600	89,570
Pathmark Stores, Inc.*	10,900	141,264
Ruddick Corp.	11,500	346,380
The Great Atlantic & Pacific Tea Co., Inc.(a)*	9,100	305,214
Weis Markets, Inc.	5,400	218,754
Wild Oats Markets, Inc.(a)*	5,400	90,504
		1,204,256

	SHARES	VALUE†
Retail - General — 0.5%
99 Cents Only Stores(a)*	16,800	$220,248
Casey's General Stores, Inc.	12,174	331,863
dELiA*s, Inc.*	5,186	39,569
Duckwall-ALCO Stores, Inc.(a)*	200	7,460
Fred's, Inc.	8,787	117,570
Kirklands, Inc.(a)*	5,000	19,050
Longs Drug Stores Corp.	7,100	372,892
PriceSmart, Inc.(a)	6,250	154,563
RedEnvelope, Inc.*	1,100	7,282
Retail Ventures, Inc.(a)*	10,400	167,752
The Pantry, Inc.(a)*	4,100	189,010
		1,627,259
Retail - Specialty — 4.1%
A.C. Moore Arts & Crafts, Inc.(a)*	4,000	78,440
Aeropostale, Inc.*	2,150	89,612
America's Car-Mart, Inc.(a)*	2,516	34,193
American Greetings Corp., Class A(a)	15,500	439,115
Bakers Footwear Group, Inc.*	400	2,896
bebe stores, Inc.(a)	18,300	292,983
Big 5 Sporting Goods Corp.	4,800	122,400
Blockbuster, Inc., Class A(a)*	33,800	145,678
Blockbuster, Inc., Class B*	20,900	81,719
Blue Nile, Inc.*	3,000	181,200
Books-A-Million, Inc.	3,300	55,902
Borders Group, Inc.(a)	14,100	268,746
Brown Shoe Co., Inc.	9,450	229,824
Build-A-Bear Workshop, Inc.*	4,500	117,630
Cabela's, Inc., Class A(a)*	15,300	338,589
Cache, Inc.(a)*	2,800	37,156
Callaway Golf Co.(a)	16,600	295,646
Casual Male Retail Group, Inc.(a)*	8,600	86,860
Charlotte Russe Holding, Inc.*	5,500	147,785
Children's Place Retail Stores, Inc.*	6,000	309,840
Christopher & Banks Corp.(a)	7,637	130,975
Citi Trends, Inc.(a)*	3,000	113,880
Collegiate Pacific, Inc.	4,400	42,724
Conn's, Inc.(a)*	5,500	157,080
Cost Plus, Inc.(a)*	5,785	49,057
Deb Shops, Inc.	2,836	78,415
Design Within Reach, Inc.(a)*	2,800	16,660
DSW, Inc., Class A(a)*	3,200	111,424
Finlay Enterprises, Inc.*	1,200	6,444
First Cash Financial Services, Inc.*	7,400	173,456
Footstar, Inc.	1,400	5,880
Friedman's, Inc., Class A(b)(c)	1,600	0
Gander Mountain Co.(a)*	4,800	54,480
Genesco, Inc.(a)*	4,900	256,319
Gottschalks, Inc.*	3,300	39,237
Group 1 Automotive, Inc.(a)	4,900	197,666
GTSI Corp.(a)*	2,500	32,275
Guitar Center, Inc.(a)*	6,500	388,765
Hancock Fabrics, Inc.(a)*	3,000	8,400
Haverty Furniture Cos., Inc.(a)	4,200	49,014
Hibbett Sports, Inc.*	7,150	195,767

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Hot Topic, Inc.*	9,675	$105,167
Jo-Ann Stores, Inc.*	5,100	144,993
Jos. A. Bank Clothiers, Inc.(a)*	3,475	144,108
K-Swiss, Inc., Class A(a)	5,700	161,481
Kenneth Cole Productions, Inc., Class A(a)	2,300	56,810
La-Z-Boy, Inc.(a)	11,300	129,498
Leapfrog Enterprises, Inc.(a)*	2,300	23,575
Lenox Group, Inc.*	3,700	26,011
MarineMax, Inc.(a)*	3,300	66,066
Mothers Work, Inc.*	400	12,508
Movado Group, Inc.	9,800	330,652
Movie Gallery, Inc.(a)*	10,146	19,277
Movie Star, Inc.(a)*	3,600	9,072
New York & Co., Inc.*	12,700	139,192
Pacific Sunwear of California, Inc.*	16,775	369,050
Payless ShoeSource, Inc.*	13,300	419,615
PC Connection, Inc.(a)*	6,200	82,088
PC Mall, Inc.(a)*	2,200	26,906
Pep Boys - Manny, Moe & Jack(a)	12,000	241,920
Pier 1 Imports, Inc.(a)	21,100	179,139
R.G. Barry Corp.*	1,900	22,515
RC2 Corp.*	4,400	176,044
Regis Corp.	9,700	371,025
Rex Stores Corp.*	1,575	31,232
Rocky Brands, Inc.*	1,000	18,520
School Specialty, Inc.(a)*	4,400	155,936
Select Comfort Corp.(a)*	10,750	174,365
Sharper Image Corp.(a)*	3,400	38,726
Shoe Carnival, Inc.*	3,000	82,470
Sonic Automotive, Inc., Class A(a)	6,700	194,099
Stage Stores, Inc.(a)	9,300	194,928
Stein Mart, Inc.(a)	9,630	118,064
Systemax, Inc.(a)	7,900	164,399
Tandy Leather Factory, Inc.(a)*	2,200	15,840
The Bombay Co., Inc.(a)*	6,300	2,835
The Bon-Ton Stores, Inc.(a)	2,600	104,156
The Boyds Collection Ltd.(b)(c)*	10,600	5,300
The Buckle, Inc.	6,850	269,890
The Cato Corp., Class A	7,100	155,774
The Dress Barn, Inc.*	15,000	307,800
The Gymboree Corp.*	6,600	260,106
The Nautilus Group, Inc.(a)	16,200	195,048
The Talbots, Inc.(a)	11,300	282,839
Transport World Entertainment Corp.(a)*	5,400	25,056
Tuesday Morning Corp.(a)	8,700	107,532
Tween Brands, Inc.*	6,200	276,520
Tweeter Home Entertainment Group, Inc.*	4,200	714
United Retail Group, Inc.*	2,200	25,586
Volcom, Inc.(a)*	5,400	270,702
West Marine, Inc.(a)*	4,300	59,168
Wet Seal, Inc.(a)*	39,175	235,442
Wilsons The Leather Experts, Inc.(a)*	9,950	18,308
Zale Corp.*	10,800	257,148
Zumiez, Inc.(a)*	5,300	200,234
		12,969,581

	SHARES	VALUE†
Steel — 0.5%
Material Sciences Corp.*	2,900	$34,191
Northwest Pipe Co.*	2,100	74,697
Olympic Steel, Inc.(a)	1,200	34,392
Omega Flex, Inc.(a)	1,500	29,040
Ryerson Tull, Inc.(a)	9,299	350,107
Schnitzer Steel Industries, Inc., Class A	4,750	227,715
Shiloh Industries, Inc.	3,600	43,848
Universal Stainless & Alloy Products, Inc.(a)*	1,400	49,322
Valmont Industries, Inc.(a)	5,000	363,800
Worthington Industries, Inc.(a)	17,800	385,370
		1,592,482
Telecommunications — 2.8%
ADTRAN, Inc.	15,600	405,132
Alaska Communications Systems Group, Inc.(a)	9,700	153,648
Anaren Microwave, Inc.*	3,900	68,679
APAC Telecommunications Corp.(a)*	11,000	26,730
Aware, Inc.*	4,900	26,460
Axesstel, Inc.(a)*	4,200	5,544
Boston Communications Group, Inc.(a)*	3,200	5,568
C-Cor.net Corp.*	14,300	201,058
CallWave, Inc.*	4,600	16,698
Carrier Access Corp.(a)*	9,212	43,204
Cbeyond, Inc.*	6,100	234,911
Centennial Communications Corp., Class A(a)*	24,548	232,961
Cincinnati Bell, Inc.*	59,400	343,332
Comtech Telecommunications Corp.*	5,325	247,186
Consolidated Communications Holdings, Inc.(a)	6,200	140,120
CPI International, Inc.*	3,600	71,388
CT Communications, Inc.	4,126	125,884
D&E Communications, Inc.	2,900	53,186
Ditech Networks, Inc.*	7,300	59,787
Dobson Communications Corp., Class A(a)*	40,500	449,955
EMS Technologies, Inc.*	2,600	57,356
Eschelon Telecom, Inc.(a)*	4,000	118,400
FairPoint Communications, Inc.(a)	7,800	138,450
FiberTower Corp.(a)*	29,600	128,168
General Communication, Inc., Class A*	12,100	155,001
GlobeTel Communications Corp.*	15,500	4,030
GulfMark Offshore, Inc.(a)*	4,800	245,856
Harmonic, Inc.(a)*	18,900	167,643
Harris Stratex Networks, Inc.(a)*	9,725	174,855
Hickory Tech Corp.	2,300	20,930
iBasis, Inc.*	8,000	80,400
IDT Corp.	1,900	19,095
IDT Corp., Class B(a)	17,900	184,728
InfoSpace, Inc.(a)	7,200	167,112
InterDigital Communication Corp.(a)*	11,952	384,496
Iowa Telecommunications Services, Inc.(a)	7,000	159,110
Knology, Inc.(a)*	15,100	262,287

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Telecommunications (Continued)
LCC International, Inc., Class A(a)*	5,900	$26,078
Level 3 Communications, Inc.(a)*	23,334	136,504
Loral Space & Communications, Inc.*	4,400	216,832
Metro One Telecommunications, Inc.(a)*	1,025	2,173
MRV Communications, Inc.(a)*	37,600	122,200
NEON Communications, Inc.*	17,900	89,142
NMS Communications Corp.(a)*	9,600	16,512
Novatel Wireless, Inc.*	7,300	189,946
Outdoor Channel Holdings, Inc.(a)*	5,300	59,731
PAETEC Holding Corp.*	22,000	248,380
ParkerVision, Inc.(a)*	5,400	64,530
Path 1 Network Technologies, Inc.*	600	4
Plantronics, Inc.(a)	11,000	288,420
Powerwave Technologies, Inc.(a)*	29,415	197,080
Preformed Line Products Co.(a)	850	40,809
Premiere Global Services, Inc.*	16,100	209,622
Price Communications Corp.	11,225	249,532
Primus Telecommunications Group, Inc.*	13,500	13,500
Radyne Corp.*	4,200	44,814
RCN Corp.*	9,100	170,989
RELM Wireless Corp.*	2,400	12,480
RF Micro Devices, Inc.*	44,700	278,928
Rural Cellular Corp., Class A(a)*	5,700	249,717
Spherix, Inc.(a)*	3,000	7,050
SureWest Communications(a)	3,708	101,006
Sycamore Networks, Inc.*	66,900	268,938
SymmetriCom, Inc.(a)*	9,284	77,986
Telular Corp.(a)*	3,600	16,812
Tollgrade Communications, Inc.*	2,200	23,210
USA Mobility, Inc.*	3,000	80,280
Westell Technologies, Inc., Class A*	12,900	33,669
Wireless Facilities, Inc.(a)*	15,500	26,040
Wireless Telecom Group, Inc.*	5,200	16,068
XETA Technologies, Inc.(a)*	1,300	4,147
		8,962,477
Textile & Apparel — 1.5%
Ashworth, Inc.*	2,900	20,300
Carter's, Inc.(a)*	14,200	368,348
Charming Shoppes, Inc.*	27,100	293,493
Cherokee, Inc.(a)	700	25,578
Culp, Inc.*	2,400	21,624
Deckers Outdoor Corp.*	2,600	262,340
Delta Apparel, Inc.	1,100	19,965
DHB Industries, Inc.*	12,100	63,525
G & K Services, Inc., Class A(a)	5,200	205,452
G-III Apparel Group Ltd.*	3,500	55,265
Hartmarx Corp.*	6,900	54,993
Iconix Brand Group, Inc.(a)*	13,000	288,860
Kellwood Co.(a)	5,600	157,472
Maidenform Brands, Inc.*	5,600	111,216
Nexcen Brands, Inc.(a)*	11,550	128,667
Oakley, Inc.(a)	16,600	471,440
Oxford Industries, Inc.	3,900	172,926
Perry Ellis International, Inc.*	3,000	96,510

	SHARES	VALUE†
Phoenix Footwear Group, Inc.(a)*	800	$2,640
Quiksilver, Inc.*	36,900	521,397
Skechers U.S.A., Inc., Class A*	7,000	204,400
Steven Madden Ltd.	3,900	127,764
Stride Rite Corp.	6,500	131,690
Superior Uniform Group, Inc.	1,100	14,355
Tag-It Pacific, Inc.*	2,600	2,782
Tandy Brands Accessories, Inc.(a)	1,300	16,458
Tarrant Apparel Group*	5,200	6,240
The Dixie Group, Inc.*	2,300	28,750
The Finish Line, Inc., Class A	9,100	82,901
The Warnaco Group, Inc.*	10,100	397,334
True Religion Apparel, Inc.*	5,400	109,782
Unifi, Inc.(a)*	13,600	35,632
Wolverine World Wide, Inc.	12,200	338,062
		4,838,161
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	14,700	406,014
Tobacco — 0.1%
Alliance One International, Inc.*	23,000	231,150
Transportation — 1.9%
ABX Air, Inc.*	14,100	113,646
AirNet Systems, Inc.*	700	2,331
Alexander & Baldwin, Inc.	2,500	132,775
Arkansas Best Corp.(a)	5,300	206,541
Atlas Air Worldwide Holdings, Inc.(a)*	4,200	247,548
Bristow Group, Inc.(a)*	5,200	257,660
Celadon Group, Inc.(a)*	4,500	71,550
Covenant Transport, Inc., Class A*	1,500	17,100
Dynamex, Inc.(a)*	2,300	58,719
Eagle Bulk Shipping, Inc.(a)	15,000	336,150
EGL, Inc.(a)*	9,900	460,152
Forward Air Corp.	6,850	233,517
Frozen Food Express Industries, Inc.	5,100	51,714
Genesee & Wyoming, Inc., Class A*	8,625	257,370
Greenbrier Companies, Inc.(a)	2,900	87,638
Heartland Express, Inc.	22,624	368,771
Horizon Lines, Inc., Class A	7,400	242,424
Hub Group, Inc., Class A*	14,400	506,304
Interpool, Inc.	7,700	207,130
Kirby Corp.*	10,000	383,900
Knight Transportation, Inc.(a)	20,700	401,166
Marten Transport Ltd.*	4,300	77,443
Old Dominion Freight Line, Inc.*	8,952	269,903
P.A.M. Transportation Services, Inc.*	1,796	32,831
PHI, Inc.(a)*	2,300	68,517
Quality Distribution, Inc.*	3,600	40,428
Saia, Inc.*	2,100	57,246
Stonepath Group, Inc.*	3,500	35
TAL International Group, Inc.(a)	7,100	210,941
Target Logistics, Inc.*	3,500	6,895
U.S. Xpress Enterprises, Inc., Class A*	374	6,949
Universal Truckload Services, Inc.(a)*	3,300	65,571
USA Truck, Inc.*	1,900	31,540
Werner Enterprises, Inc.(a)	16,275	327,941
		5,840,346

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Utilities — 1.7%
Artesian Resources Corp., Class A	300	$5,760
Avista Corp.	12,400	267,220
BIW Ltd.	200	4,540
Black Hills Corp.(a)	8,700	345,825
California Water Service Group(a)	4,300	161,207
Cascade Natural Gas Corp.	2,500	66,025
Central Vermont Public Service Corp.(a)	2,500	94,200
CH Energy Group, Inc.(a)	3,800	170,886
Chesapeake Utilities Corp.	1,564	53,583
Cleco Corp.	13,800	338,100
Connecticut Water Service, Inc.	1,900	46,303
El Paso Electric Co.*	10,200	250,512
Empire District Electric Co.	7,700	172,249
FuelCell Energy, Inc.(a)*	15,200	120,384
IDACORP, Inc.(a)	9,000	288,360
MGE Energy, Inc.(a)	4,500	147,015
Middlesex Water Co.	2,299	44,164
Northwest Natural Gas Co.	6,800	314,092
NorthWestern Corp.(a)	6,400	203,584
Ormat Technologies, Inc.(a)	8,800	331,584
Otter Tail Power Co.(a)	7,214	231,353
PNM Resources, Inc.	3,850	106,991
SJW Corp.(a)	3,300	109,890
Southwest Gas Corp.	9,200	311,052
Southwest Water Co.(a)	5,708	72,891
The Laclede Group, Inc.	4,500	143,460
The York Water Co.(a)	1,271	22,560
UIL Holdings Corp.	5,166	170,995
Unisource Energy Corp.	7,400	243,386
Unitil Corp.	500	13,600
WGL Holdings, Inc.	11,300	368,832
		5,220,603
Waste Management — 0.3%
American Ecology Corp.(a)	3,766	80,668
Casella Waste Systems, Inc., Class A*	4,800	51,744
Clean Harbors, Inc.(a)*	4,100	202,622
Darling International, Inc.(a)*	19,400	177,316
Rentech, Inc.(a)*	43,300	112,147
Waste Connections, Inc.*	6,975	210,924
Waste Industries USA ,Inc.	2,800	95,592
WCA Waste Corp.*	3,300	29,271
		960,284
TOTAL COMMON STOCKS (Identified Cost $255,238,551)		313,105,458
WARRANTS — 0.0%
Health Care-Drugs — 0.0%
Dov Pharmaceutical, Inc., expires 12/31/09(c)*	4,730	0

	SHARES	VALUE†
Health Care - Products — 0.0%
Caliper Life Sciences, Inc., expires 6/15/11*	404	$535
TOTAL WARRANTS (Identified Cost $432)		535
SHORT-TERM INVESTMENTS — 0.6%
Other — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,823,210	1,823,210
		1,823,211
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,823,210)		1,823,210
	SHARES/ PAR
COLLATERAL FOR SECURITIES ON LOAN — 41.3%
Short Term — 41.3%
State Street Navigator Prime Portfolio	129,914,409	129,914,409
U.S. Treasury Bond, 2.000% due 01/15/26	6,943	6,610
U.S. Treasury Bond, 2.375% due 01/15/25	17	18
U.S. Treasury Bond, 3.625% due 04/15/28	117,002	174,478
U.S.Treasury Bond, 3.875% due 04/15/29	349	532
U.S. Treasury Bond, 6.250% due 08/15/23	661	743
U.S. Treasury Bond Strip, 6.250% due 05/15/30	44	13
U.S. Treasury Note, .875% due 04/15/10	3,697	3,838
U.S. Treasury Bond Strip, 8.750% due 05/15/17	887	532
U.S. Treasury Bond Strip,11.750% due 11/15/09	7,816	6,952
U.S Treasury Note, 1.625% due 01/15/15	70	71
U.S. Treasury Note, 1.875% due 07/15/13	11	12
U.S. Treasury Note, 1.875% due 07/15/15	7,132	7,230
U.S. Treasury Note, 2.000% due 04/15/12	19,274	18,733
U.S. Treasury Note, 2.000% due 01/15/16	29	29
U.S. Treasury Note, 2.375% due 04/15/11	147,746	152,958
U.S. Treasury Note, 2.500% due 07/15/16	5	5
U.S. Treasury Note, 3.000% due 07/15/12	4	5
U.S. Treasury Note, 3.500% due 01/15/11	3	3

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN (Continued)
U.S. Treasury Note, 4.750% due 02/15/10	1	$1
U.S. Treasury Sc Strip Int, 0.010% due 08/15/23	24	10
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $130,287,182)		130,287,182
Total Investments — 141.1% (Identified Cost $387,349,375)#		445,216,385
Cash and Other Assets, Less liabilities — (41.1)%		(129,725,307)
Net Assets — 100.0%		$315,491,078

  †  See Note 1.

  (a)  A portion or all of the security was held on loan. As of June 30, 2007, the market value of the securities on loan was $125,882,070.

  (b)  Bankrupt security/delisted.

  (c)  Securities were fair valued by management. Total market value for such investments amounted to $28,407, which represents less than 0.01% of net assets.

  *  Non-income producing security.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $387,505,469. Net unrealized appreciation aggregated $57,710,916 of which $81,067,570 related to appreciated investment securities and $23,356,654 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Australia — 4.1%
Amcor Ltd.	166,033	$1,053,048
APN News & Media Ltd.(a)	48,103	238,925
Australia & New Zealand Banking Group Ltd.	127,360	3,134,834
AWB Ltd.(a)	46,796	171,245
AXA Asia Pacific Holdings Ltd.	149,930	945,825
BHP Steel Ltd.(a)	137,580	1,207,839
Boral Ltd.(a)	121,871	907,472
Brickworks Ltd.(a)	12,302	149,364
Challenger Financial Services Group Ltd.	33,100	163,844
Commonwealth Bank of Australia	140,243	6,578,800
CSR Ltd.(a)	104,850	309,800
Downer EDI Ltd.(a)	58,459	365,311
Foster's Group Ltd.	236,113	1,279,010
Futuris Corp. Ltd.(a)	52,639	124,247
Iluka Resources Ltd.(a)	35,064	183,390
Insurance Australia Group Ltd.	110,739	535,931
John Fairfax Holdings Ltd.(a)	63,105	251,823
Mayne Nickless Ltd.(a)	94,973	328,998
National Australia Bank Ltd.	250,553	8,726,267
OneSteel Ltd.(a)	111,620	609,377
Origin Energy Ltd.	106,150	895,859
Pacific Brands Ltd.	30,073	88,090
PaperlinX Ltd.	21,463	67,790
Publishing & Broadcasting Ltd.(a)	10,737	178,678
Qantas Airways Ltd.	159,776	759,684
Santos Ltd.(a)	79,294	938,504
St. George Bank Ltd.(a)	12,044	362,306
Suncorp-Metway Ltd.	24,877	426,027
TABCORP Holdings Ltd.	70,551	1,027,308
Washington H Soul Pattinson & Co., Ltd.	11,161	95,615
		32,105,211
Austria — 0.5%
Boehler-Uddeholm AG(a)	2,706	270,720
Flughafen Wien AG	630	62,279
OMV AG(a)	16,399	1,097,225
Voest-Alpine Stahl AG(a)	17,700	1,495,595
Wienerberger AG	17,203	1,272,191
		4,198,010
Belgium — 1.1%
Ackermans & van Haaren NV	937	90,891
Banque Nationale de Belgique (BNB)	30	143,983
Bekaert NV	3,700	544,491
Cumerio-VVPR*	210	3
Delhaize Group(a)	21,212	2,089,162
Dexia(a)	175,514	5,507,414
Tessenderlo Chemie NV(a)	2,800	171,822
Umicore*	210	17
		8,547,783

	SHARES	VALUE†
Bermuda — 0.1%
Great Eagle Holdings Ltd.	22,600	$79,199
Kerry Properties Ltd.(a)	113,188	713,686
		792,885
Canada — 4.8%
AGF Management Ltd.(a)	6,100	208,333
Alcan, Inc.	80,679	6,592,698
Astral Media, Inc.	10,600	421,129
Atco Ltd., Class I	7,700	404,531
Barrick Gold Corp.(a)	85,000	2,476,186
BCE, Inc.(a)	72,230	2,739,911
Canadian Pacific Railway Ltd.(a)	29,965	2,072,994
Canfor Corp.*	14,800	187,462
CanWest Global Communications Corp.*	11,800	103,636
Celestica, Inc.*	23,800	150,393
CGI Group, Inc.*	91,100	1,023,692
Corus Entertainment, Inc., Class B(a)	4,500	210,729
Domtar Corp.*	28,400	315,926
Emera, Inc.(a)	5,700	106,662
Empire Co., Ltd, Class A	7,800	315,829
EnCana Corp.(a)	44,286	2,728,496
Fairfax Financial Holdings Ltd.(a)	2,700	516,667
George Weston Ltd.	10,500	790,376
Gerdau Ameristeel Corp.	14,600	216,093
Industrial Alliance Insurance and Financial Services, Inc.(a)	20,285	753,451
Magna International, Inc., Class A(a)	11,624	1,065,720
Manitoba Telecom Services, Inc.	2,300	101,412
Manulife Financial Corp.(a)	4,100	153,598
Maple Leaf Foods, Inc.	5,800	87,427
MDS, Inc.	17,689	360,949
MI Developments, Inc., Class A(a)	2,000	72,932
National Bank of Canada(a)	8,900	513,605
Onex Corp.(a)	16,900	584,814
Petro-Canada	38,700	2,065,189
Power Corp. of Canada(a)	6,500	240,270
Quebecor World, Inc.	11,600	142,130
Quebecor, Inc., Class B	4,900	184,997
Sherritt International Corp.	48,300	665,377
Sun Life Financial, Inc.(a)	137,520	6,564,028
Torstar Corp., Class B	4,700	90,204
TransAlta Corp.(a)	69,400	1,745,686
Transcontinental, Inc., Class A	5,300	106,055
West Fraser Timber Co., Ltd.	4,900	191,494
		37,271,081
Denmark — 1.2%
AP Moller — Maersk A/S	247	2,984,013
Carlsberg A/S	6,325	766,423
Danisco A/S(a)	12,180	910,540
Danske Bank	84,803	3,481,784
Jyske Bank A/S*	7,940	573,376
Sydbank	7,400	354,910
Vestas Wind Systems*	5,600	370,315
		9,441,361

See notes to financial statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland — 1.3%
Fortum Corp.(a)	56,873	$1,783,067
Huhtamaki Van Leer Oyj Series 1(a)	11,200	188,062
Kemira GrowHow Oyj	5,121	82,457
Kemira Oyj	24,100	555,849
Kesko Oyj	19,100	1,274,070
Metsa-Serla Oyj Series B(a)	16,600	108,846
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj(a)	12,800	238,289
Outokumpu Oyj	27,400	926,827
Rautaruukki Oyj(a)	22,100	1,421,302
Sampo Oyj, Class A	15,100	436,053
Stora Enso Oyj	64,400	1,217,177
UPM-Kymmene Oyj	81,000	2,003,996
		10,235,995
France — 10.0%
Air France(a)	27,345	1,278,761
Axa(a)	259,150	11,214,960
BNP Paribas SA(a)	157,621	18,829,145
Bongrain SA	1,018	125,751
Business Objects SA*(a)	9,675	382,201
Cap Gemini SA(a)	11,658	856,928
Casino Guichard-Perrachon SA(a)	4,781	484,776
Ciments Francais	2,017	465,016
CNP Assurances(a)	5,341	685,612
Compagnie de Saint-Gobain(a)	46,018	5,186,786
Compagnie Generele des Etablissements Michelin, Class B(a)	11,183	1,570,094
Credit Agricole SA(a)	89,565	3,655,630
Credit Industriel et Commercial	506	201,771
Faurecia*	1,535	120,883
France Telecom SA(a)	134,090	3,698,174
Lafarge SA(a)	25,195	4,612,048
Lagardere S.C.A.(a)	3,574	311,414
Pinault-Printemps-Redoute SA(a)	10,843	1,899,246
PSA Peugoet Citroen	30,890	2,496,518
Remy Cointreau SA(a)	3,982	298,513
Renault SA(a)	33,276	5,362,961
Schneider Electric SA(a)	8,500	1,196,618
SCOR(a)	14,662	399,221
Societe BIC SA(a)	1,858	137,051
Societe Generale(a)	11,521	2,142,143
Suez SA(a)	27,450	1,576,848
Technip-Coflexip SA	9,288	769,739
Thomson(a)	23,737	453,449
Valeo SA(a)	6,706	360,925
Vivendi Universal SA(a)	179,479	7,742,858
		78,516,040
Germany — 14.7%
Aareal Bank AG	2,000	104,371
Allianz AG(a)	67,381	15,813,317
BASF AG	1,800	236,635
Bayerische Motoren Werke AG	78,074	5,067,561
Bilfinger Berger AG	2,054	182,859
Commerzbank AG	104,017	4,990,811

	SHARES	VALUE†
DaimlerChrysler AG	203,087	$18,832,317
Deutsche Bank AG(a)	86,194	12,563,102
Deutsche Lufthansa AG	44,510	1,249,240
Deutsche Telekom AG(a)	580,696	10,747,640
E. On AG	103,294	17,356,898
GEA Group AG*	18,322	639,325
Hannover Rueckversicherungs-AG(a)	13,447	653,559
Hochtief AG	7,205	785,985
Hypo Real Estate Holding AG	6,500	421,896
Infineon Technologies AG*	140,994	2,346,494
Lanxess	1,160	64,895
Muenchener Rueckversicherungs-Gesellschaft AG	50,969	9,384,522
Preussag AG*	19,453	539,666
Suedzucker AG(a)	4,706	104,596
Thyssen Krupp AG	75,636	4,512,563
Volkswagen AG(a)	53,293	8,509,046
		115,107,298
Greece — 0.4%
Alpha Bank A.E.	4,356	137,216
Bank of Greece	2,413	301,269
Coca-Cola Hellenic Bottling Company SA	23,050	1,059,524
Hellenic Petroleum SA	24,460	394,179
Hellenic Telecommunications Organization SA	9,740	301,547
National Bank of Greece SA	20,730	1,188,300
		3,382,035
Hong Kong — 2.4%
Cathay Pacific Airways Ltd.(a)	32,000	79,644
Cheung Kong (Holdings) Ltd.	332,000	4,352,330
China Travel International Investment Hong Kong Ltd.	110,000	57,682
China Unicom Ltd.	376,000	647,281
Hang Lung Development Co., Ltd .	174,000	785,568
Henderson Land Development Co., Ltd.	159,000	1,082,871
Hongkong and Shanghai Hotels Ltd.	66,882	118,216
Hopewell Holdings Ltd.	107,000	436,551
Hutchison Whampoa Ltd.(a)	341,000	3,386,536
MTR Corp.	129,436	307,582
New Asia Realty & Trust Co., Ltd.	50,000	59,152
New World Development Co., Ltd.	482,225	1,206,364
Shanghai Industrial Holdings Ltd.	46,000	175,615
Sino Land Co., Ltd.(a)	480,424	1,002,778
Sun Hung Kai Properties Ltd.	242,000	2,915,588
Tsim Sha Tsui Properties Ltd.	59,884	207,175
Wharf (Holdings) Ltd.	274,000	1,095,117
Wheelock and Co., Ltd.	233,000	598,980
		18,515,030
Ireland — 1.7%
Allied Irish Banks Plc (AIB)	80,043	2,189,020
Bank of Ireland	31,312	633,714
CRH Plc	107,121	5,301,944
Irish Life & Permanent Plc	200,834	5,074,665
		13,199,343

See notes to financial statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Italy — 2.5%
Banca Monte dei Paschi di Siena SpA(a)	190,583	$1,292,159
Banca Popolare di Lodi*	42,955	663,194
Banca Popolare di Milano(a)	92,950	1,422,514
Banche Popolari Unite Scrl(a)	47,656	1,214,478
Benetton Group SpA(a)	15,382	269,096
Buzzi Unicem SpA(a)	14,055	486,253
C.I.R.-Compagnie Industriali Riunite SpA(a)	21,709	83,719
Caltagirone Editore SpA	14,478	115,484
Compagnia Assicuratrice Unipol SpA(a)	70,148	253,214
ERG SpA(a)	9,000	246,028
Fiat SpA	74,800	2,231,849
Italcementi SpA(a)	10,703	331,651
Italmobiliare SpA	1,968	279,367
Milano Assicurazioni	25,000	208,538
SAI SpA	23,500	1,140,255
Societa' Cattolica di Assicurazioni SpA(a)	1,516	87,947
Telecom Italia SpA(a)	1,724,050	4,731,586
UniCredito Italiano SpA	495,467	4,427,688
		19,485,020
Japan — 10.1%
ADEKA Corp.	6,000	63,644
Aichi Steel Corp.(a)	15,000	82,290
Aisin Seiki Co., Ltd.	22,200	814,926
Ajinomoto Co., Inc.(a)	66,000	759,985
Amada Co., Ltd.	51,000	636,854
Anritsu Corp.(a)	10,000	44,731
Aomori Bank Ltd.	6,000	23,678
Aoyama Trading Co., Ltd.	8,500	261,051
Asahi Breweries Ltd.(a)	28,000	433,597
Asahi Kasei Corp.	14,000	91,893
Asahi National Broadcasting Co., Ltd.	109	221,701
ASATSU-DK, Inc.(a)	3,400	114,890
Autobacs Seven Co., Ltd.	4,000	124,792
Awa Bank Ltd.	29,000	146,639
Bank of Kyoto Ltd.(a)	35,000	418,905
Bank of Nagoya Ltd.	22,000	143,689
CALSONIC KANSEI CORP.(a)	21,000	86,277
Canon Sales Co., Inc.(a)	8,000	163,365
Central Glass Co., Ltd.	26,000	145,164
Chiba Bank Ltd.	21,000	186,167
Chudenko Corp.	5,700	95,612
Chugoku Bank Ltd.	26,000	360,698
Citizen Watch Co.(a)	33,000	297,095
Coca-Cola West Japan Co., Ltd.(a)	8,000	185,730
COMSYS Holdings Corp.	9,000	104,072
Cosmo Oil Co., Ltd.(a)	83,000	457,356
Dai Nippon Printing Co., Ltd.	123,000	1,832,965
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	13,900	90,222
Daicel Chemical Industries Ltd.(a)	24,000	156,169
Daihatsu Motor Co., Ltd.(a)	33,000	302,176

	SHARES	VALUE†
Dainippon Ink and Chemicals, Inc.	32,000	$123,431
Daio Paper Corp.(a)	10,000	78,036
Daishi Bank Ltd.	40,000	174,061
Dowa Fire & Marine Insurance Co., Ltd.	24,000	149,556
Eighteenth Bank Ltd.	8,000	33,386
Ezaki Glico Co., Ltd.(a)	13,000	141,372
Fuji Electric Co., Ltd.	32,000	162,327
Fuji Heavy Industries Ltd.(a)	87,000	415,947
Fuji Photo Film	95,000	4,241,724
Fukuyama Transporting Co., Ltd.(a)	17,000	72,185
Futaba Industrial Co., Ltd.(a)	7,300	176,281
Glory Ltd.	8,700	190,349
Gunma Bank Ltd.(a)	52,000	349,321
GUNZE Ltd.(a)	29,000	169,199
Hachijuni Bank Ltd.	68,000	477,744
Hankyu Department Stores, Inc.(a)	18,000	191,370
Heiwa Corp.	4,000	49,074
Higo Bank Ltd.	29,000	199,514
Hiroshima Bank Ltd.(a)	26,000	143,900
Hitachi Cable Ltd.	25,000	146,266
Hitachi Kokusai Electric, Inc.(a)	9,000	110,854
Hitachi Ltd.(a)	587,000	4,162,108
Hitachi Maxell Ltd.(a)	5,000	58,304
Hitachi Software Engineering Co., Ltd.(a)	4,200	93,935
Hitachi Transport System Ltd.	12,000	132,539
Hokkoku Bank Ltd.	38,000	168,745
Hokuetsu Paper Mills Ltd.(a)	13,000	71,002
House Foods Corp.(a)	9,800	150,329
Hyakugo Bank Ltd.	31,000	210,008
Hyakujushi Bank Ltd.	35,000	194,563
INPEX Holdings, Inc.	1	9,319
Itoham Foods, Inc.(a)	13,000	57,518
Iyo Bank Ltd.	34,000	322,629
Japan Airport Terminal Co., Ltd.(a)	5,000	78,562
Joyo Bank Ltd.	110,000	682,792
Juroku Bank Ltd.	33,000	209,384
Kadokawa Holdings, Inc.(a)	1,100	27,722
Kagoshima Bank Co., Ltd.	22,000	165,974
Kamigumi Co., Ltd.	37,000	320,214
Kandenko Co., Ltd.(a)	14,000	78,960
Kanto Auto Works Ltd.	4,900	72,425
Katokichi Co., Ltd.	13,500	80,297
Keiyo Bank	24,000	139,832
Kikkoman Corp.(a)	13,000	192,991
Kinden Corp.	23,000	199,425
Kirin Brewery Co., Ltd.(a)	81,000	1,209,700
Kissei Pharmaceutical Co., Ltd.	4,000	70,338
Kokusai Securities Co., Ltd.(a)	28,800	322,762
Kokuyo Co., Ltd.(a)	11,000	128,893
Komori Corp.(a)	8,000	187,351
Kuraray Co., Ltd.	49,000	573,761
Kureha Chemical Industry Co., Ltd.	17,000	84,170
Kyocera Corp.	21,700	2,310,587
Kyorin Co., Ltd.	11,000	155,277
Mabuchi Motor Co., Ltd.(a)	2,300	140,716

See notes to financial statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Maeda Corp.(a)	13,000	$57,623
Makita Corp.	11,000	488,473
Marubeni Corp.	120,000	986,994
Marui Co., Ltd.	22,000	277,217
Maruichi Steel Tube Ltd.(a)	8,000	249,585
Matsushita Electric Industrial Co., Ltd.(a)	325,000	6,439,164
Matsushita Electric Works Ltd.	53,000	676,861
Meiji Seika Kaisha Ltd.(a)	47,000	214,424
Millea Holdings, Inc.	103,000	4,223,330
Mitsubishi Heavy Industries Ltd.	545,000	3,493,335
Mitsubishi Logistics Corp.(a)	14,000	230,299
Mitsui Chemicals, Inc.	86,000	652,988
Mitsui Sumitomo Insurance Co., Ltd.	241,000	3,089,518
Morinaga Milk Industry Co., Ltd.	12,000	48,231
Musashino Bank Ltd.	600	29,172
Nagase & Co., Ltd.	15,000	200,194
National House Industrial Co., Ltd.(a)	15,000	92,257
NEC Corp.(a)	94,000	485,977
Nichicon Corp.	7,300	104,053
Nippon Express Co., Ltd.	106,000	602,131
Nippon Kayaku Co., Ltd.	11,000	86,998
Nippon Light Metal Co.	40,000	104,372
Nippon Meat Packers, Inc.	27,000	326,000
Nippon Mining Holdings, Inc.	30,000	287,347
Nippon Mitsubishi Oil Corp.	228,000	2,117,321
Nippon Paint Co., Ltd.(a)	32,000	162,846
Nippon Paper Group, Inc.	164	544,873
Nippon Sheet Glass Co., Ltd.(a)	59,000	269,171
Nippon Shokubai Co., Ltd.(a)	13,000	115,352
Nippon Television Network Corp.	1,360	185,367
Nipponkoa Insurance Co., Ltd.(a)	24,000	215,875
Nipro Corp.	3,000	61,626
Nishimatsu Construction Co., Ltd.(a)	37,000	130,424
Nisshin Flour Milling Co., Ltd.(a)	25,500	251,890
Nisshin Oillio Group Ltd.(a)	16,000	92,833
Nisshin Steel Co., Ltd.	126,000	574,839
Nisshinbo Industries, Inc.(a)	23,000	320,943
Obayashi Corp.(a)	58,000	315,838
Oita Bank Ltd.	15,000	98,578
Oji Paper Co.(a)	129,000	626,158
Okumura Corp.(a)	27,000	138,058
Ono Pharmaceutical Co., Ltd.	9,500	502,694
Onward Kashiyama Co., Ltd.	9,000	114,720
Pioneer Corp.(a)	18,700	254,122
Q.P. Corp.	13,000	124,728
Rengo Co., Ltd.(a)	31,000	152,733
Ricoh Co., Ltd.(a)	4,000	92,379
Rinnai Corp.(a)	4,100	127,912
Ryosan Co., Ltd.	2,200	54,196
San-In Godo Bank Ltd.	22,000	209,829
Sanwa Shutter Corp.	26,000	150,431
Sanyo Chemical Industries Ltd.	4,000	26,579
Sapporo Hokuyo Holdings, Inc.	44	484,907
Seiko Epson Corp.(a)	17,200	497,581
Seino Transportation Co., Ltd.	23,000	217,503

	SHARES	VALUE†
Sekisui Chemical Co., Ltd.	74,000	$571,468
Sekisui House Ltd.	64,000	853,126
Shiga Bank Ltd.	30,000	205,178
Shikoku Bank Ltd.	3,000	12,544
Shima Seiki Mfg. Ltd.	1,000	33,872
Shimachu Co., Ltd.	6,600	177,562
Shinko Securities Co., Ltd.(a)	72,000	372,238
SKY Perfect JSAT Corp.*	28	13,069
Sohgo Security Services Co., Ltd.(a)	7,900	138,276
Sumitomo Bakelite Co., Ltd.(a)	18,000	125,878
Sumitomo Corp.(a)	87,000	1,586,240
Sumitomo Electric Industries Ltd.	53,000	788,526
Sumitomo Forestry Co., Ltd.	20,000	193,347
Sumitomo Osaka Cement Co., Ltd.(a)	55,000	145,740
Suzuken Co., Ltd.	8,500	265,184
Taiheiyo Cement Corp.	70,000	309,712
Taisho Pharmaceutical Co., Ltd.(a)	24,000	475,507
Taiyo Yuden Co., Ltd.	16,000	370,163
Takara Standard Co., Ltd.	9,000	50,249
The 77 Bank Ltd.	42,000	272,274
The Aichi Bank Ltd.	1,200	131,081
THE AKITA BANK Ltd.	13,000	63,207
The Bank of Iwate Ltd.	2,000	116,041
The Fuji Fire & Marine Insurance Co.	32,000	127,839
The Fukui Bank Ltd.	6,000	18,427
The Nanto Bank Ltd.	29,000	150,399
The Ogaki Kyoritsu Bank Ltd.	29,000	145,464
The Shizuoka Bank Ltd.(a)	93,000	942,020
The Sumitomo Warehouse Co., Ltd.	19,000	131,024
The Yamanashi Chuo Bank Ltd.	20,000	128,196
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	2,005,397
The Yokohama Rubber Co., Ltd.(a)	30,000	225,599
Toda Corp.(a)	30,000	159,475
Toho Bank Ltd.	29,000	125,019
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	252,319
Tokyo Style Co., Ltd.	9,000	101,665
Toppan Printing Co., Ltd.	79,000	848,223
TOPPON FORMS CO., LTD.	6,400	77,118
Toshiba Tec Corp.	24,000	142,361
Tostem Corp.	37,000	749,564
Toyo Ink Manufacturing Co., Ltd.	23,000	87,598
Toyo Seikan Kaisha Ltd.	25,000	482,152
Toyo Suisan Kaisha Ltd.	9,000	161,906
Toyota Auto Body Co., Ltd.	12,300	203,829
Uny Co. Ltd.	23,000	272,858
Victor Company of Japan Ltd.*(a)	12,000	38,410
Wacoal Corp.(a)	16,000	197,075
Yamagata Bank Ltd.(a)	15,000	75,726
Yamaguchi Financial Group, Inc.	18,000	219,229
Yamaha Corp.	26,200	543,511
Yamatake Corp.	2,000	60,938
Yamato Kogyo Co., Ltd.	4,000	158,502
Yamazaki Baking Co., Ltd.(a)	19,000	161,971
Yodogawa Steel Works Ltd.	19,000	105,312
		78,753,819

See notes to financial statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands — 6.5%
ABN AMRO Holding NV	303,912	$13,990,260
Aegon NV	328,127	6,494,472
Arcelor Mittal(a)	11,353	714,482
Buhrmann NV(a)	19,520	300,319
DSM NV	39,655	1,959,504
European Aeronautic Defense and Space Co.(a)	41,601	1,356,569
Hagemeyer NV(a)	88,169	456,536
Hunter Douglas NV	3,922	371,271
ING Groep NV(a)	313,953	13,917,681
Koninklijke (Royal) Philips Electronics NV	204,928	8,743,778
Koninklijke Ahold NV*	29,350	370,212
Koninklijke Vopak NV	4,566	260,501
Mittal Steel Co. NV(a)	21,448	1,350,373
Oce NV(a)	12,300	240,123
Vedior NV	251	7,537
		50,533,618
New Zealand — 0.1%
Air New Zealand Ltd.	46,439	94,757
Contact Energy Ltd.(a)	58,930	410,378
Fisher & Paykel Appliances Holdings Ltd.(a)	59,654	160,451
Fletcher Building Ltd.	46,428	443,170
		1,108,756
Norway — 1.2%
Aker Yards ASA	11,630	203,179
Den Norske Bank ASA	115,100	1,487,617
Norsk Hydro ASA	101,600	3,929,067
Norske Skogindustrier ASA	23,243	335,887
Orkla ASA	140,000	2,659,543
Storebrand ASA	34,900	545,188
		9,160,481
Papua New Guinea — 0.0%
Oil Search Ltd.(a)	35,788	127,620
Portugal — 0.3%
Banco Comercial Portugues SA(a)	67,961	380,383
Banco Espirito Santo SA(a)	49,591	1,104,894
Portucel — Empresa Produtora de Pasta e Papel SA	143,000	579,987
		2,065,264
Singapore — 0.7%
Chartered Semiconductor Manufacturing Ltd.*(a)	300,000	264,689
Fraser & Neave Ltd.	226,500	806,761
Jardine Cycle & Carriage Ltd.(a)	32,624	334,747
Neptune Orient Lines Ltd.	158,000	547,285
Singapore Airlines Ltd.	175,000	2,150,186
Singapore Land Ltd.	33,000	245,866
United Industrial Corp. Ltd.(a)	90,000	205,869
United Overseas Land Ltd.	153,000	579,962
		5,135,365

	SHARES	VALUE†
Spain — 5.5%
Acciona SA(a)	8,496	$2,323,653
Acerinox SA(a)	34,212	839,028
Aguas De Barcelona SA*(a)	130	4,723
Azucarera Ebro Agricolas SA(a)	22,833	492,979
Banco de Andalucia	1,120	123,179
Banco de Sabadell SA(a)	182,816	2,014,339
Banco Pastor SA(a)	22,568	463,154
Banco Santander Central Hispano SA(a)	1,207,886	22,355,800
Cementos Portland SA(a)	3,533	441,343
Corp. Mapfre SA(a)	40,706	202,520
Endesa SA	38,969	2,118,430
Gas Natural SDG SA(a)	31,479	1,920,645
Iberdrola SA	36,712	2,030,996
Iberia Lineas Aereas de Espana SA(a)	99,500	497,721
Repsol-YPF SA(a)	167,543	6,625,413
Sociedad General de Aguas de Barcelona SA, Class A(a)	13,107	481,807
Sol Melia SA(a)	7,338	163,690
		43,099,420
Sweden — 2.9%
Electrolux AB	20,400	485,604
Mo Och Domsjoe AB (MoDo) Series B	10,400	441,209
NCC AB	5,400	146,286
Nordea AB	401,950	6,310,231
Skandinaviska Enskilda Banken AB Series A(a)	34,900	1,131,470
SSAB Svenskt Stal AB Series A	24,000	990,135
SSAB Svenskt Stal AB Series B(a)	10,500	401,750
Svenska Cellulosa AB (SCA), Series B	76,800	1,289,804
Svenska Handelsbanken AB Series A	50,200	1,411,235
Tele2 AB, Class B	59,800	980,285
TeliaSonera AB	374,250	2,760,057
Trelleborg AB Series B	13,200	365,299
Volvo AB Series A	94,500	1,945,878
Volvo AB Series B	215,500	4,311,542
		22,970,785
Switzerland — 5.8%
Baloise Holdings Ltd.	14,302	1,414,894
Banque Cantonale Vaudoise	1,400	720,529
Berner Kantonalbank	169	29,821
Ciba Specialty Chemicals AG	11,200	729,679
Clariant AG*	21,639	351,782
Credit Suisse Group	239,579	17,096,010
Ems-Chemie Holding AG(a)	82	10,718
Givaudan SA(a)	1,211	1,197,051
Helvetia Patria Holding	1,240	476,105
Holcim Ltd.	31,326	3,398,491
Luzerner Kantonalbank	700	155,543
Rieter Holding AG	430	224,994
Sika AG	310	633,118
Swiss Life Holding	5,438	1,439,353
Swiss Re	51,980	4,751,705
Syngenta AG	14,564	2,845,935

See notes to financial statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
UBS AG	21,981	$1,321,625
Valiant Holding*	2,700	387,101
Zurich Financial Services	27,475	8,512,290
		45,696,744
United Kingdom — 21.4%
Alliance & Leicester Group Treasury Plc	11,000	244,081
Amlin Plc	61,764	347,889
Amvescap Plc	158,164	2,051,453
Anglo American Plc	192,153	11,353,188
Arriva Plc	12,620	174,700
Associated British Foods Plc	101,883	1,815,098
Aviva Plc	530,781	7,917,384
BAE Systems Plc	155,117	1,260,375
Barclays Plc	187,203	2,614,011
Barratt Developments Plc	46,586	928,090
BBA Aviation Plc	19,651	107,531
Bellway Plc	12,000	303,345
Bodycote International Plc	5,475	30,042
Bovis Homes Group Plc	16,171	289,717
Bradford & Bingley Plc	58,724	465,664
British Airways Plc*	173,882	1,459,942
Cable & Wireless Plc	341,025	1,330,734
Carnival Plc	36,263	1,735,152
Compass Group Plc	128,011	887,963
DS Smith Plc	45,421	211,412
DSG International Plc	258,115	821,818
easyJet Plc*	57,000	600,371
Enterprise Inns Plc	97,174	1,343,243
Fiberweb Plc	12,292	38,902
Friends Provident Plc	332,054	1,193,801
George Wimpey Plc	63,008	635,842
GKN Plc	115,118	919,781
Greene King Plc	20,826	406,750
Hanson Plc	121,903	2,636,444
HBOS Plc	809,602	16,007,134
HSBC Holdings Plc	144,776	2,657,682
International Power Plc	150,973	1,300,912
ITV Plc	677,227	1,551,621
J Sainsbury Plc	280,691	3,291,534
Kingfisher Plc	407,132	1,850,073
Ladbrokes Plc	93,074	808,540
Legal & General Group Plc	868,454	2,615,248
Marston's Plc	38,800	309,424
Millennium & Copthorne Hotels Plc	42,655	549,402
Mitchells & Butlers Plc	66,257	1,169,104
Old Mutual Plc	894,805	3,032,099
Pearson Plc	143,257	2,422,863
Persimmon Plc	49,504	1,150,096
Punch Taverns Plc	27,518	679,059
Resolution Plc	117,318	1,473,413
Rolls-Royce Group Plc*	49,294	532,556
Royal & Sun Alliance Insurance Group Plc	636,083	1,856,787
Royal Bank of Scotland Group Plc	2,033,694	25,827,043

	SHARES	VALUE†
Royal Dutch Shell Plc	127,918	$5,345,721
Schroders Plc	11,172	287,121
Scottish & Newcastle Plc	141,113	1,813,308
Signet Group Plc	509	1,062
Taylor Woodrow Plc	96,480	698,279
Trinity Mirror Plc	42,590	452,011
Vodafone Group Plc	10,444,792	35,162,288
Whitbread Plc	30,138	1,069,615
William Morrison Supermarkets Plc	188,185	1,142,078
Woolworths Group Plc	191,054	102,533
WPP Group Plc	201,712	3,029,067
Xstrata	80,556	4,827,458
		167,139,854
TOTAL COMMON STOCKS (Identified Cost $476,269,664)		776,588,818
RIGHTS — 0.0%
Hong Kong — 0.0%
New World Department Store (expiration 7/3/07)*(b)	2,649	0
Italy — 0.0%
Unipol (expiration 7/3/07)*(b)	70,148	7,682
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		7,682
SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,637,490	2,637,490
		2,637,491
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,637,491)		2,637,491
	SHARES/ PAR
COLLATERAL FOR SECURITIES ON LOAN — 26.7%
Short Term — 26.7%
State Street Navigator Prime Portfolio.	198,019,448	198,019,448
U.S. Treasury Bond, 6.125% due 11/15/27	219,476	243,893
U.S. Treasury Bond, 6.125% due 08/15/29	499	565
U.S. Treasury Bond, 6.250% due 05/15/30	13,550	15,416
U.S. Treasury Bond, 6.250% due 08/15/23	3,726	4,185
U.S. Treasury Bond, 7.50% due 11/15/16	26	30
U.S. Treasury Bond, 8.000% due 11/15/21	56,766	72,626
U.S. Treasury Bond, 8.125% due 08/15/19	395	507

See notes to financial statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	PAR	VALUE†
COLLATERAL FOR SECURITIES ON LOAN (Continued)
U.S. Treasury Bond, 8.125% due 08/15/21	60,583	$79,296
U.S. Treasury Bond, 8.500% due 02/15/20	19,056	25,290
U.S. Treasury Bond, 8.875% due 08/15/17	109,778	145,019
U.S. Treasury Bond, 10.375% due 11/15/12	1	1
U.S. Treasury Note, 2.750% due 08/15/07	1,965	1,980
U.S. Treasury Note, 3.875% due 09/15/10	18	17
U.S. Treasury Note, 4.125% due 08/15/08	9,863,199	9,918,323
U.S. Treasury Note, 4.375% due 11/15/08	286	285
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $208,526,881)		208,526,881
Total Investments — 126.3% (Identified Cost $687,434,036)#		987,760,872
Cash and Other Assets, Less liabilities — (26.3)%		(205,938,949)
Net Assets — 100.0%		$781,821,923

  †  See Note 1.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $687,579,607. Net unrealized appreciation aggregated $300,181,265 of which $301,549,502 related to appreciated investment securities and $1,368,237 related to depreciated investment securities.

  *  Non-income producing security

  (a)  A portion or all of the security was held on loan. As of June 30, 2007, the market value of the securities loaned was $188,489,841.

  (b)  Securities were fair valued by management. Total market value for such investments amounted to $7,682, which represents less than 0.01% of net assets.

Ten Largest Industry Holdings June 30, 2007

(As a percentage of Net Assets):

Industry	Percentage
Banks/Savings & Loans	20.7%
Financial Services	13.2%
Insurance	9.2%
Telecommunications	8.1%
Building & Construction	4.8%
Auto & Related	4.7%
Oil & Gas	3.4%
Utilities	3.3%
Metals & Mining	3.2%
Electronics	2.8%

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio	12,977,304	$282,256,364
TOTAL MUTUAL FUNDS (Identified Cost $156,262,402)		282,256,364
Total Investments — 99.9% (Identified Cost $156,262,402)#		282,256,364
Cash and Other Assets, Less liabilities — 0.1%		259,752
Net Assets — 100.0%		$282,516,116

  †  See Note 1.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $157,469,812. Net unrealized appreciation aggregated $124,786,552 which related solely to appreciated investment securities.

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	SHARES	VALUE†
COMMON STOCKS — 96.2%
Real Estate Investment Trusts — 96.2%
Acadia Realty Trust	2,500	$64,875
Agree Realty Corp.	600	18,750
Alexander's, Inc.*	300	121,275
Alexandria Real Estate Equities, Inc.	2,200	213,004
AMB Property Corp.	5,991	318,841
America First Apartment Investors, Inc.	200	4,950
American Campus Communities, Inc.	1,400	39,606
American Financial Realty Trust	8,000	82,560
American Land Lease, Inc.	400	10,000
Apartment Investment & Management Co.	5,600	282,352
Archstone-Smith Trust	7,900	466,969
Ashford Hospitality Trust	7,100	83,496
Associated Estates Realty Corp.	600	9,354
AvalonBay Communities, Inc.	5,000	594,400
BioMed Realty Trust, Inc.	3,900	97,968
Boston Properties, Inc.	7,000	714,910
Brandywine Realty Trust	5,500	157,190
BRE Properties, Inc.	3,700	219,373
Camden Property Trust	3,300	221,001
CBL & Associates Properties, Inc.	4,700	169,435
Cedar Shopping Centers, Inc.	2,100	30,135
Colonial Properties Trust	2,500	91,125
Corporate Office Properties Trust	3,500	143,535
Cousins Properties, Inc.	3,100	89,931
Crescent Real Estate Equities co.	3,800	85,272
Developers Diversified Realty corp.	7,299	384,730
DiamondRock Hospitality co.	5,496	104,864
Digital Realty Trust, Inc.	3,810	143,561
Douglas Emmett, Inc.	7,180	177,633
Duke Realty corp.	8,300	296,061
EastGroup Properties, Inc.	1,800	78,876
Education Realty Trust, Inc.	1,800	25,254
Entertainment Properties Trust	2,000	107,560
Equity Inns, Inc.	2,600	58,240
Equity Lifestyle Properties, Inc.	1,900	99,161
Equity One, Inc.	4,500	114,975
Equity Residential	16,400	748,332
Essex Property Trust, Inc.	1,800	209,340
Extra Space Storage, Inc.	3,900	64,350
Federal Realty Investment Trust	3,100	239,506
FelCor Lodging Trust, Inc.	4,000	104,120
First Industrial Realty Trust, Inc.	2,600	100,776
First Potomac Realty Trust	1,900	44,251
General Growth Properties, Inc.	13,300	704,235
Glimcher Realty Trust	2,500	62,500
GMH Communities Trust	1,900	18,411
Hersha Hospitality Trust	2,100	24,822
Highland Hospitality corp.	700	13,440
Home Properties, Inc.	2,800	145,404
Hospitality Properties Trust	6,000	248,940
Host Hotels & Resorts, Inc.	34,070	787,698
HRPT Properties Trust	9,600	99,840
Inland Real Estate corp.	3,700	62,826

	SHARES	VALUE†
Innkeepers USA Trust	1,500	$26,595
Kilroy Realty corp.	2,500	177,100
Kimco Realty corp.	12,800	487,296
Kite Realty Group Trust	1,400	26,628
LaSalle Hotel Properties	3,000	130,260
Lexington Realty Trust	4,400	91,520
Liberty Property Trust	5,500	241,615
Mack-Cali Realty corp.	3,500	152,215
Maguire Properties, Inc.	3,200	109,856
Mid-America Apartment Communities, Inc.	1,900	99,712
Mission West Properties, Inc.	800	11,152
National Retail Properties, Inc.	3,600	78,696
One Liberty Properties, Inc.	500	11,380
Parkway Properties, Inc.	1,100	52,833
Pennsylvania Real Estate Investment Trust	2,300	101,959
Post Properties, Inc.	3,200	166,816
ProLogis	14,300	813,670
PS Business Parks, Inc.	1,100	69,707
Public Storage	9,953	764,589
Ramco-Gershenson Properties Trust	1,400	50,302
Realty Income corp.	6,400	161,216
Regency Centers corp.	3,900	274,950
Republic Property Trust	900	11,025
Saul Centers, Inc.	1,300	58,955
Senior Housing Properties Trust	5,200	105,820
Simon Property Group, Inc.	11,900	1,107,176
SL Green Realty corp.	3,300	408,837
Sovran Self Storage, Inc.	1,400	67,424
Strategic Hotels & Resorts, Inc.	4,400	98,956
Sun Communities, Inc.	1,300	38,701
Sunstone Hotel Investors, Inc.	4,100	116,399
Supertel Hospitality, Inc.	200	1,694
Tanger Factory Outlet Centers, Inc.	2,700	101,115
Taubman Centers, Inc.	3,500	173,635
The Macerich co.	4,828	397,924
U-Store-It Trust	3,200	52,448
UDR, Inc.	7,500	197,250
Urstadt Biddle Properties	100	1,785
Urstadt Biddle Properties, Class A	1,200	20,412
Vornado Realty Trust	9,063	995,480
Washington Real Estate Investment Trust	3,100	105,400
Weingarten Realty Investors	4,900	201,390
Winthrop Realty Trust	3,500	24,185
		17,986,091
TOTAL COMMON STOCKS (Identified Cost $19,709,868)		17,986,091

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 6.2%
Other — 6.2%
SSgA Government Money Market Fund	313,024	$313,024
SSgA Money Market Fund	840,765	840,765
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,153,789)		1,153,789
Total Investments — 102.4% (Identified Cost $20,863,657)#		19,139,880
Liabilities, Less Cash and Other Assets — (2.4%)		(451,896)
Net Assets — 100.0%		$18,687,984

  †  See Note 1.

  *  Non-income producing security

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $20,863,657. Net unrealized depreciation aggregated $1,723,777 of which $81,597 related to appreciated investment securities and $1,805,374 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	SHARES	VALUE†
COMMON STOCKS — 92.0%
Brazil — 5.1%
Aracruz Celulose SA, ADR	2,000	$132,480
Gerdau SA, ADR	24,100	619,852
Perdigao SA, ADR	3,000	114,660
Sadia SA, ADR	4,300	200,810
		1,067,802
Chile — 5.0%
Compania de Telecomunicaciones de Chile SA, ADR	13,400	127,434
Compania SudAmericana de Vapores SA*	32,487	69,699
Corpbanca SA, ADR	1,900	58,178
Cristalerias de Chile	4,091	56,934
Empresas CMPC SA	6,603	244,462
Enersis SA, ADR	21,400	429,070
Madeco SA, ADR*	4,000	55,960
		1,041,737
Czech Republic — 1.4%
Telefonica O2 Czech Republic AS	6,696	188,351
Unipetrol AS*	7,412	99,098
		287,449
Hungary — 3.2%
Egis Gyogyszergyar Nyrt.	784	97,583
Fotex Nyrt.*	10,261	53,850
MOL Hungarian Oil and Gas Nyrt.	2,700	410,992
Richter Gedeon Nyrt.	528	106,486
		668,911
India — 6.5%
ICICI Bank, Ltd., ADR	13,400	658,610
Reliance Industries, Ltd., GDR, 144A	7,815	660,368
Videsh Sanchar Nigam, Ltd., ADR	1,300	30,251
		1,349,229
Indonesia — 2.2%
PT Astra International Tbk	124,000	231,942
PT Bank Niaga Tbk	535,500	48,601
PT Bank Panin Indonesia Tbk*	422,000	29,893
PT Gudang Garam Tbk	43,000	53,066
PT Indofood Sukses Makmur Tbk	268,000	60,066
PT Medco Energi Internasional Tbk	60,500	23,604
		447,172
Israel — 4.1%
Bank Hapoalim B.M.	58,570	285,274
Bank Leumi Le-Israel	54,990	215,201
Clal Insurance Enterprise Holdings, Ltd.*	1,809	49,182
Discount Investment Corp.	2,953	93,410
IDB Development Corp., Ltd.	1,389	52,038
Koor Industries, Ltd.*	1,601	106,332
Mizrahi Tefahot Bank, Ltd.	6,560	48,212
		849,649

	SHARES	VALUE†
Korea — 11.9%
Cheil Industries, Inc.	1,340	$64,400
Daegu Bank	2,880	50,502
Daelim Industrial Co., Ltd.	239	35,571
Daewoo Motor Sales Corp.	1,240	44,628
Daishin Securities Co.	1,020	33,012
Dongkuk Steel Mill Co., Ltd.	1,440	46,839
GS Holdings Corp.	1,000	48,601
Hana Financial Group, Inc.	980	47,788
Hanjin Shipping Co., Ltd.	1,860	81,942
Hankook Tire Co., Ltd.	1,300	23,359
Hanwha Chemical Corp.	1,590	39,240
Honam Petrochemical Corp.	640	63,941
Hyosung Corp.	1,070	57,331
Hyundai Motor Co.	4,808	379,915
Hyundai Securities Co., Ltd.	1,730	43,163
Hyundai Steel Co.	1,280	70,661
KCC Corp.	90	40,916
Kia Motors Corp.*	5,780	90,093
Korea Exchange Bank	3,270	48,669
Korean Air Lines Co., Ltd.	620	35,233
KT Freetel Co., Ltd.	3,000	92,547
LG Chem, Ltd.	930	78,620
LG Corp.	600	31,012
LG Dacom Corp.	2,090	57,009
LG Electronics, Inc.	480	39,695
Lotte Chilsung Beverage Co., Ltd.	40	51,480
Lotte Confectionery Co., Ltd.	20	26,628
LS Cable, Ltd.	680	47,613
Nong Shim Co., Ltd.	200	56,936
Pusan Bank	3,420	49,420
Samsung Corp.	3,630	177,993
Samsung SDI Co., Ltd.	1,260	81,831
Shinhan Financial Group Co., Ltd., ADR	403	49,363
SK Corp.(a)	1,020	148,498
Ssangyong Cement Industrial Co., Ltd.*	3,330	55,869
Taihan Electric Wire Co., Ltd.	990	35,899
Woori Investment & Securities Co., Ltd.	1,450	44,417
		2,470,634
Malaysia — 4.2%
Affin Holdings Berhad	37,000	26,685
AMMB Holdings Berhad	100,700	126,003
Batu Kawan Berhad	18,800	48,463
DRB-Hicom Berhad	44,100	23,375
EON Capital Berhad	12,900	25,221
Hong Leong Financial Group Berhad	26,900	50,255
IGB Corp. Berhad	34,600	27,159
KLCC Property Holdings Berhad	72,000	75,910
Mulpha International Berhad*	89,600	46,195
Pos Malaysia & Services Holdings Berhad	38,700	46,855
PPB Group Berhad	36,700	80,788
Proton Holdings Berhad	27,000	46,922
Shell Refining Co. Berhad	8,600	25,906
TA Enterprise Berhad	185,200	95,341
YTL Corp. Berhad	51,400	122,824
		867,902

See notes to financial statements.

SA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico — 12.0%
Alfa, SAB	31,400	$247,927
Cemex SAB de CV, ADR*	24,653	909,696
Coca-Cola Femsa, SAB de CV, ADR	2,100	92,988
Controladora Comercial Mexicana SA de CV	28,500	73,425
Empresas ICA SAB de CV, ADR*	2,800	170,772
Fomento Economico Mexicano, SAB de CV, ADR	15,700	617,324
Gruma SAB, ADR	500	6,635
Grupo Aeroportuario del Sureste SAB de CV	900	47,421
Grupo Cementos de Chihuahua, SA de CV	8,700	63,694
Grupo Financiero Inbursa, SA de CV	44,600	107,877
Industrias CH, SA, Series B*	22,900	105,899
Organizacion Soriana SAB de CV	16,700	53,316
		2,496,974
Philippines — 1.5%
Filinvest Land, Inc.*	2,864,000	133,756
First Philippine Holdings Corp.	45,700	88,930
Metropolitan Bank & Trust Co.	56,000	86,573
		309,259
Poland — 3.8%
Agora SA*	1,532	23,189
Asseco Poland SA	1,670	50,975
Bank Przemyslowo-Handlowy BPH	310	105,200
Echo Investment SA*	1,301	51,111
Grupa Lotos SA	1,647	30,164
Kredyt Bank SA	9,268	93,189
Orbis SA	4,225	126,688
Polski Koncern Naftowy Orlen SA*	15,215	300,508
		781,024
South Africa — 12.0%
AECI, Ltd.	6,832	78,988
African Rainbow Minerals, Ltd.*	4,797	84,085
AVI, Ltd.	16,387	45,846
Barloworld, Ltd.	5,779	161,599
DataTec, Ltd.*	6,000	35,387
Ellerine Holdings, Ltd.	2,180	21,568
Gold Fields, Ltd., ADR	12,600	197,820
Harmony Gold Mining Co., Ltd., ADR*	12,200	174,094
Imperial Holdings, Ltd.	3,638	75,290
JD Group, Ltd.	4,910	49,476
Liberty Group, Ltd.	8,197	104,135
Metropolitan Holdings, Ltd.	33,235	70,103
Mittal Steel South Africa, Ltd.	9,621	173,984
Nampak, Ltd.*	10,232	31,807
Nedbank Group, Ltd.	6,877	128,852
Sanlam, Ltd.	99,560	317,829
Sappi, Ltd., ADR	4,300	78,905
Sasol, ADR	14,600	548,084
Steinhoff International Holdings, Ltd.*	31,143	107,022
		2,484,874

	SHARES	VALUE†
Taiwan — 10.9%
BenQ Corp.*	138,000	$52,276
Chang Hwa Commercial Bank*	106,000	67,084
Chi Mei Optoelectronics Corp.	97,000	115,104
China Airlines*	115,000	51,786
China Development Financial Holding Corp.	330,000	143,081
Chunghwa Picture Tubes, Ltd.*	127,000	34,198
CMC Magnetics Corp.*	165,000	55,726
E.Sun Financial Holding Co., Ltd.	132,000	76,310
Far Eastern International Bank	77,000	35,143
First Financial Holding Co., Ltd.	112,000	79,742
Fubon Financial Holding Co., Ltd.	151,000	137,832
Macronix International Co., Ltd.*	60,000	28,388
Mega Financial Holding Co., Ltd.	312,000	211,221
Micro-Star International Co., Ltd.	66,000	49,200
SinoPac Financial Holdings Co., Ltd.	205,000	97,928
Taishin Financial Holdings Co., Ltd.*	151,000	83,389
Taiwan Glass Industrial Corp.	59,000	56,548
Tatung Co., Ltd.*	185,000	82,745
Teco Electric & Machinery Co., Ltd.	49,000	27,880
United Microelectronics Corp.	564,000	340,638
Walsin Lihwa Corp.*	149,000	87,951
Winbond Electronics Corp.*	71,000	26,787
Yageo Corp.*	61,000	29,232
Yang Ming Marine Transport	36,000	27,932
Yulon Motor Co., Ltd.	209,000	257,546
		2,255,667
Thailand — 4.6%
Bangkok Bank, PCL	109,000	369,385
Charoen Pokphand Foods, PCL	681,600	102,660
Krung Thai Bank, PCL	358,700	121,558
PTT Chemical, PCL	48,400	126,169
Siam Commercial Bank, PCL	40,000	84,576
Thanachart Capital, PCL	112,400	47,206
TMB Bank, PCL*	798,000	50,388
TPI Polene, PCL	113,900	48,166
		950,108
Turkey — 3.6%
Aksigorta AS	14,835	89,524
Dogan Sirketler Grubu Holding AS*	51,522	103,902
Eregli Demir ve Celik Fabrikalari TAS	23,839	145,682
Trakya Cam Sanayii AS	8,287	30,006
Turk Sise ve Cam Fabrikalari AS	18,372	75,784
Turkiye Is Bankasi	64,847	304,644
		749,542
TOTAL COMMON STOCKS (Identified Cost $17,754,966)		19,077,933

See notes to financial statements.

SA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

	SHARES	VALUE†
PREFERRED STOCK — 4.4%
Brazil — 4.4%
Klabin SA	30,000	$105,683
Metalurgica Gerdau SA	7,900	273,019
Suzano Papel e Celulose SA	10,000	135,212
Usinas Siderurgicas de Minas Gerais SA, Class A	6,900	393,203
TOTAL PREFERRED STOCK (Identified Cost $768,318)		907,117
SHORT-TERM INVESTMENTS — 4.3%
Other — 4.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	904,794	904,794
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $904,795)		904,795
Total Investments — 100.7% (Identified Cost $19,428,079)#		20,889,845
Liabilities, Less Cash and Other Assets — (0.7%)		(148,264)
Net Assets — 100.0%		$20,741,581

  †  See Note 1.

  *  Non-income producing security

  (a)  Security was fair valued by management. Total market value for the investment is $148,498, which represents 0.72% of net assets.

  ADR  American Depositary Receipts

  GDR  Global Depositary Receipts

  144A  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $19,428,079. Net unrealized appreciation aggregated $1,461,766 of which $1,619,696 related to appreciated investment securities and $157,930 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007

	FACE AMOUNT	VALUE†
SHORT-TERM INVESTMENTS — 97.2%
United States — 97.2%
Abbey National NA, LLC, 5.250%, 07/16/07	$700,000	$698,469
Alfa Corp., 5.250%, 07/09/07	500,000	499,417
Alfa Corp., 5.270%, 07/25/07	500,000	498,243
BankAmerica Corp., 5.240%, 07/05/07	400,000	399,767
BankAmerica Corp., 5.250%, 07/20/07	300,000	299,169
Barton Capital Corp., 5.245% , 07/13/07	500,000	499,125
Barton Capital Corp., 5.280% , 07/20/07	500,000	498,607
Beta Finance, Inc., 5.250%, 07/10/07	900,000	898,819
CBA Finance, Inc.-DE, 5.260%, 07/12/07	900,000	898,553
Cafco, LLC, 5.250%, 07/20/07	300,000	299,169
Cafco, LLC, 5.260%, 07/25/07	400,000	398,597
Cafco, LLC, 5.270%, 08/14/07	300,000	298,068
CC USA, Inc. 5.300%, 07/25/07	1,000,000	996,466
CRC Funding, LLC, 5.250%, 07/19/07	400,000	398,950
CRC Funding, LLC, 5.270%, 08/03/07	500,000	497,584
Ciesco, L.P., 5.240%, 07/09/07	300,000	299,651
Ciesco, L.P., 5.270%, 07/17/07	600,000	598,595
Credit Suisse NY, 5.285%, 07/05/07	700,000	700,000
Dexia, LLC-DE, 5.280%, 09/06/07	600,000	594,104
Electricite de France, 5.270%, 07/16/07	900,000	898,024
Federal Home Loan Bank, 5.142%, 7/30/07	1,100,000	1,095,444
Federal Home Loan Bank, 5.160%, 7/25/07	4,200,000	4,185,552
FPL Fuels, Inc., 5.260%, 07/09/07	400,000	399,532
General Electric Capital Corp., 5.245%, 07/30/07	400,000	398,310
Govco, LLC., 5.240%, 07/11/07	300,000	299,563
Govco, LLC., 5.250%, 07/02/07	300,000	299,956
Govco, LLC., 5.270%, 07/13/07	300,000	299,473
Greyhawk Funding, LLC, 5.280%, 07/23/07	600,000	598,064
Greyhawk Funding, LLC, 5.300%, 07/27/07	300,000	298,852
HBOS Treasury Services Plc, 5.250%, 07/24/07	600,000	597,987
HBOS Treasury Services Plc, 5.290%, 08/02/07	400,000	398,119
Hewlett-Packard Co., 5.260%, 07/20/07	1,000,000	997,224
International Business Machines Corp., 5.240%, 07/12/07	900,000	898,559
Kimberly-Clark Corp., 5.240%, 07/27/07	900,000	896,594
Kitty Hawk Funding Corp., 5.280%, 07/16/07	600,000	598,680
Kitty Hawk Funding Corp., 5.300%, 07/26/07	400,000	398,528
The McGraw-Hill Cos., Inc., 5.240%, 07/11/07	600,000	599,127
Metropolitan Life Global Funding, Inc., 5.250%, 08/21/07	300,000	297,769
MetLife, Inc., 5.240%, 09/17/07	700,000	692,053

	FACE AMOUNT	VALUE†
National Rural Utilities Cooperative Finance Corp., 5.240%, 07/09/07	$500,000	$499,418
National Rural Utilities Cooperative Finance Corp., 5.260%, 07/09/07	300,000	299,649
New Center Asset Trust, 5.240%, 07/05/07	500,000	499,709
New Center Asset Trust, 5.260%, 07/17/07	500,000	498,831
NSTAR Electric Co., 5.240% , 07/10/07	400,000	399,476
Oracle Corp., 5.230%, 07/12/07	300,000	299,520
Paccar Financial Corp., 5.240%, 07/05/07	900,000	899,476
Pitney Bowes, Inc., 5.250%, 07/18/07	1,000,000	997,521
Sheffield Receivables Corp., 5.265%, 07/09/07	500,000	499,415
Sheffield Receivables Corp., 5.280%, 07/20/07	500,000	498,607
Sigma Finance, Inc., 5.230%, 07/25/07	500,000	498,257
Southern Co., 5.250%, 07/18/07	900,000	897,769
SYSCO Corp., 5.230%, 07/30/07	400,000	398,315
SYSCO Corp., 5.240%, 09/24/07	600,000	592,576
Target Corp., 5.240%, 07/23/07	1,000,000	996,798
UBS Finance, LLC-DE, 5.255%, 07/12/07	600,000	599,036
Westpac Banking Corp., 5.260%, 08/02/07	500,000	497,662
Windmill Funding Corp., 5.260%, 07/16/07	600,000	598,685
Windmill Funding Corp., 5.280%, 07/19/07	300,000	299,208
		36,188,691
	SHARES	VALUE†
Other — 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	378,045	3,78,045
		378,046
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $36,566,737)		36,566,737
Total Investments — 98.2% (Identified Cost $36,566,737)#		36,566,737
Cash and Other Assets, Less liabilities — 1.8%		659,624
Net Assets — 100.0%		$37,226,361

  †  See Note 1.

  #  At June 30, 2007 the aggregate cost of investment securities for income tax purposes was $36,566,737. The fund had no unrealized appreciation or depreciation.

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2007 (Continued)

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2007

	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund	SA U.S. Small Company Fund	SA International HBtM Fund
ASSETS
Investments in securities, at value	$614,278,416	$624,294,083	$372,482,262	$445,216,385	$987,760,872
Cash	932	458	272	1,405	700
Foreign currency, at value	904,368	—	—	—	1,238,364
Receivable for investments sold	—	—	262,773	229,910	406,813
Dividend and interest receivable	7,769,442	590,011	318,038	208,589	1,610,773
Receivable for fund shares sold	1,496,588	813,288	947,103	633,930	1,303,157
Unrealized appreciation on foreign currency exchange contracts (Note 1)	3,859,337	—	—	—	—
Receivable due from the Advisor (Note 2)	170,461	97,722	64,164	94,070	—
Receivable for tax reclaims	—	599	144	—	265,453
Prepaid expenses	933	1,848	1,848	1,848	1,843
Deferred Offering (Costs)	—	—	—	—	—
Total Assets	628,480,477	625,798,009	374,076,604	446,386,137	992,587,975
LIABILITIES
Payable for investments purchased	—	—	26,606	44,038	1,017,589
Payable for fund shares redeemed	179,987	315,802	87,645	110,261	307,157
Due to custodian bank	—	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	902,832	—	—	—	—
Collateral for securities on loan (Note 1)	16,482,600	—	—	130,287,182	208,526,881
Advisory fee payable (Note 2)	323,787	337,057	200,129	168,484	416,235
Sub-Advisory fee payable (Note 2)	24,907	23,959	30,789	90,722	128,072
Administration fee payable (Note 2)	49,813	51,855	30,789	25,921	64,036
Sub-Administration fee payable (Note 2)	9,432	9,709	5,662	4,795	11,936
Custody and accounting fees payable	39,019	42,537	18,543	38,685	72,436
Trustees' fees payable (Note 2)	3,158	3,158	3,158	3,158	3,159
Shareholder servicing fee payable (Note 2)	124,533	129,637	76,973	64,801	160,090
Transfer agent fee payable	9,415	10,502	10,098	9,994	10,669
Professional fees payable	35,144	35,144	35,144	41,615	41,614
Accrued expenses and other liabilities	4,243	6,070	6,453	5,403	6,178
Total Liabilities	18,188,870	965,430	531,989	130,895,059	210,766,052
NET ASSETS	$610,291,607	$624,832,579	$373,544,615	$315,491,078	$781,821,923
NET ASSETS CONSIST OF:
Capital paid in	$605,126,063	$461,967,458	$265,989,977	$234,092,750	$423,791,317
Undistributed/(overdistributed) net investment income	11,511,125	2,321,477	528,303	—	11,706,420
Accumulated net realized gain/(loss)	(8,201,587)	4,332,864	4,668,495	23,531,318	45,972,651
Net unrealized appreciation/(depreciation) on:
Investments	(1,172,169)	156,210,780	102,357,840	57,867,010	300,326,836
Foreign currency transactions	3,028,175	—	—	—	24,699
NET ASSETS	$610,291,607	$624,832,579	$373,544,615	$315,491,078	$781,821,923
Shares of beneficial interest outstanding	59,232,857	46,066,541	25,129,993	15,659,143	39,500,968
($0.01 par value; unlimited shares authorized)
Net asset value per share	$10.30	$13.56	$14.86	$20.15	$19.79
Identified cost of investments	$615,450,585	$468,083,303	$270,124,422	$387,349,375	$687,434,036
Cost of foreign currency	$896,658	$—	$—	$—	$1,236,537

See notes to financial statements.

	SA International Small Company Fund	SA Real Estate Securities Fund	SA Emerging Markets Fund	SA U.S. Fixed Income Fund
ASSETS
Investments in securities, at value	$282,256,364	$19,139,880	$20,889,845	$36,566,737
Cash	—	587	—	499
Foreign currency, at value	—	—	72,190	—
Receivable for investments sold	—	—	—	—
Dividend and interest receivable	—	69,555	12,701	2,509
Receivable for fund shares sold	627,445	346,609	440,919	678,843
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	—	—	—
Receivable due from the Advisor (Note 2)	27,596	50,558	30,517	37,024
Receivable for tax reclaims	—	—	274	—
Prepaid expenses	1,843	—	—	—
Deferred Offering (Costs)	—	29,380	38,956	29,470
Total Assets	282,913,248	19,636,569	21,485,402	37,315,082
LIABILITIES
Payable for investments purchased	—	866,523	643,434	—
Payable for fund shares redeemed	96,336	3,663	3,715	23,013
Due to custodian bank	—	—	1,951	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	—	—	—
Collateral for securities on loan (Note 1)	—	—	—	—
Advisory fee payable (Note 2)	149,799	8,961	9,499	7,979
Sub-Advisory fee payable (Note 2)	—	2,068	7,307	2,660
Administration fee payable (Note 2)	23,046	1,379	1,461	2,660
Sub-Administration fee payable (Note 2)	5,816	75	90	154
Custody and accounting fees payable	6,034	17,062	27,541	7,178
Trustees' fees payable (Note 2)	3,159	3,203	3,203	3,203
Shareholder servicing fee payable (Note 2)	57,615	3,447	3,653	6,649
Transfer agent fee payable	9,797	3,863	3,866	3,365
Professional fees payable	39,262	36,198	36,198	30,198
Accrued expenses and other liabilities	6,268	2,143	1,903	1,662
Total Liabilities	397,132	948,585	743,821	88,721
NET ASSETS	$282,516,116	$18,687,984	$20,741,581	$37,226,361
NET ASSETS CONSIST OF:
Capital paid in	$147,918,216	$20,266,496	$19,221,050	$36,954,713
Undistributed/(overdistributed) net investment income	1,332,476	94,040	66,491	270,245
Accumulated net realized gain/(loss)	7,271,462	51,225	—	1,403
Net unrealized appreciation/(depreciation) on:
Investments	125,993,962	(1,723,777)	1,461,766	—
Foreign currency transactions	—	—	(7,726)	—
NET ASSETS	$282,516,116	$18,687,984	$20,741,581	$37,226,361
Shares of beneficial interest outstanding	11,480,964	2,093,633	1,830,459	3,683,771
($0.01 par value; unlimited shares authorized)
Net asset value per share	$24.61	$8.93	$11.33	$10.11
Identified cost of investments	$156,262,402	$20,863,657	$19,428,079	$36,566,737
Cost of foreign currency	$—	$—	$68,383	$—

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2007

	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund	SA U.S. Small Company Fund	SA International HBtM Fund
INVESTMENT INCOME
Income:
Dividends	$—	$10,536,571	$5,145,096	$2,828,587	$24,837,771
Interest(1)	16,982,015	123,982	124,710	471,732	788,143
Other income	—	—	—	—	380,142
Less: Taxes witheld	—	(2,195)	(217)	—	(2,171,190)
Total Income	16,982,015	10,658,358	5,269,589	3,300,319	23,834,866
Expenses:
Advisory fees (Note 2)	3,662,731	3,717,258	2,164,782	1,811,658	4,502,567
Sub-Advisory fees (Note 2)	790,180	278,084	694,179	1,028,587	2,173,516
Shareholder service fees (Note 2)	1,408,743	1,429,715	832,609	696,791	1,731,757
Administration fees (Note 2)	563,497	571,886	333,044	278,717	692,703
Sub-Administration fees (Note 2)	126,733	126,762	78,068	66,322	151,541
Trustees' fees and expenses (Note 2)	16,978	16,978	16,978	16,978	16,978
Custody and accounting fees	162,940	159,912	78,018	146,932	288,925
Transfer agent fees	79,625	87,809	84,655	84,155	88,855
Professional fees	70,877	70,876	70,877	71,299	71,298
Registration fees	31,784	35,371	34,638	31,632	43,701
Offering costs	—	—	—	—	—
Other expenses	38,962	41,240	33,843	33,221	43,033
Total expenses before waivers and reimbursements:	6,953,050	6,535,891	4,421,691	4,266,292	9,804,874
Less: Fee waiver by Advisor (Note 2)	(1,213,221)	(397,403)	(457,530)	(439,165)	—
Fee waiver by Sub-Advisor (Note 2)	(329,645)	(87,225)	(274,072)	(321,313)	(795,131)
Net expenses	5,410,184	6,051,263	3,690,089	3,505,814	9,009,743
Net investment income (loss)	11,571,831	4,607,095	1,579,500	(205,495)	14,825,123
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	11,343,066	5,007,756	12,744,760	29,071,373	57,241,270
Foreign currency transactions	3,198,396	20	—	—	(594)
Distributions from other Registered Investment Companies	—	1,707,077	—	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(6,837,511)	87,617,903	47,720,371	13,100,661	139,186,529
Foreign currency transactions	5,747,772	—	—	—	(41,159)
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	13,451,723	94,332,756	60,465,131	42,172,034	196,386,046
Net increase (decrease) in net assets resulting from operations	$25,023,554	$98,939,851	$62,044,631	$41,966,539	$211,211,169
(1) Interest income includes security lending income of:	$1,329	$—	$—	$379,190	$609,020

See notes to financial statements.

	SA International Small Company Fund	SA Real Estate Securities Fund	SA Emerging Markets Fund	SA U.S. Fixed Income Fund
INVESTMENT INCOME
Income:
Dividends	$5,493,610	$74,270	$80,559	$—
Interest(1)	—	9,367	11,046	264,261
Other income	37,816	—	—	—
Less: Taxes witheld	—	—	(5,774)	—
Total Income	5,531,426	83,637	85,831	264,261
Expenses:
Advisory fees (Note 2)	1,574,925	18,482	18,776	15,217
Sub-Advisory fees (Note 2)	—	4,265	14,443	5,072
Shareholder service fees (Note 2)	605,741	7,108	7,222	12,681
Administration fees (Note 2)	242,296	2,843	2,889	5,072
Sub-Administration fees (Note 2)	51,809	353	361	614
Trustees' fees and expenses (Note 2)	16,978	3,203	3,203	3,203
Custody and accounting fees	31,263	17,067	29,492	7,190
Transfer agent fees	82,326	6,635	6,653	5,523
Professional fees	69,586	53,347	53,347	47,347
Registration fees	31,549	3,720	3,720	3,720
Offering costs	—	9,772	12,196	9,801
Other expenses	33,308	9,049	9,047	9,049
Total expenses before waivers and reimbursements:	2,739,781	135,844	161,349	124,489
Less: Fee waiver by Advisor (Note 2)	(34,770)	(107,411)	(119,464)	(91,518)
Fee waiver by Sub-Advisor (Note 2)	—	—	—	—
Net expenses	2,705,011	28,433	41,885	32,971
Net investment income (loss)	2,826,415	55,204	43,946	231,290
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	2,056,864	51,225	—	1,403
Foreign currency transactions	—	—	(28,291)	—
Distributions from other Registered Investment Companies	8,117,279	—	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	50,689,152	(1,723,777)	1,461,766	—
Foreign currency transactions	—	—	(7,726)	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	60,863,295	(1,672,552)	1,425,749	1,403
Net increase (decrease) in net assets resulting from operations	$63,689,710	$(1,617,348)	$1,469,695	$232,693
(1) Interest income includes security lending income of:	$—	$—	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA Global Fixed Income Fund		SA U.S. Market Fund
	Year Ended 6/30/2007	Year Ended 6/30/2006	Year Ended 6/30/2007	Year Ended 6/30/2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$11,571,831	$9,400,883	$4,607,095	$3,258,261
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	14,541,462	(15,856,201)	6,714,853	3,639,425
Net increase in unrealized appreciation (depreciation)	(1,089,739)	5,563,708	87,617,903	24,500,975
Net increase (decrease) in net assets from operations	25,023,554	(891,610)	98,939,851	31,398,661
Distributions to shareholders from:
Net investment income	(3,576,746)	(16,660,624)	(3,937,420)	(2,679,645)
Net realized gains	—	—	—	—
Return of Capital	—	(78,836)	—	—
Total distributions	(3,576,746)	(16,739,460)	(3,937,420)	(2,679,645)
Share transactions
Proceeds from sales of shares	192,640,062	196,708,278	130,809,651	141,755,434
Value of distributions reinvested	3,466,542	15,892,272	3,615,490	2,367,252
Cost of shares redeemed	(122,149,966)	(71,475,062)	(100,899,529)	(58,782,266)
Total share transactions	73,956,638	141,125,488	33,525,612	85,340,420
Total increase in net assets	95,403,446	123,494,418	128,528,043	114,059,436
NET ASSETS
Beginning of Period	514,888,161	391,393,743	496,304,536	382,245,100
End of Period	$610,291,607	$514,888,161	$624,832,579	$496,304,536
Undistributed/(overdistributed) net investment income, end of period	$11,511,125	$(11,541,189)	$2,321,477	$1,644,249
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	18,959,353	19,556,950	10,397,546	12,480,324
Issued for distributions reinvested	342,883	1,593,000	284,909	208,112
Shares redeemed	(12,011,198)	(7,106,647)	(7,873,347)	(5,183,085)
Net increase in fund shares	7,291,038	14,043,303	2,809,108	7,505,351

See notes to financial statements.

	SA U.S. HBtM Fund		SA U.S. Small Company Fund
	Year Ended 6/30/2007	Year Ended 6/30/2006	Year Ended 6/30/2007	Year Ended 6/30/2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,579,500	$1,469,112	$(205,495)	$(962,477)
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	12,744,760	17,673,244	29,071,373	21,648,844
Net increase in unrealized appreciation (depreciation)	47,720,371	15,374,812	13,100,661	6,554,043
Net increase (decrease) in net assets from operations	62,044,631	34,517,168	41,966,539	27,240,410
Distributions to shareholders from:
Net investment income	(1,703,597)	(1,016,374)	—	—
Net realized gains	(21,523,952)	(7,540,477)	(21,497,342)	(12,664,328)
Return of Capital	—	—	—	—
Total distributions	(23,227,549)	(8,556,851)	(21,497,342)	(12,664,328)
Share transactions
Proceeds from sales of shares	76,654,873	75,522,818	69,103,528	63,895,029
Value of distributions reinvested	20,796,415	7,446,813	19,160,464	10,895,020
Cost of shares redeemed	(57,945,994)	(35,820,647)	(40,460,224)	(30,785,201)
Total share transactions	39,505,294	47,148,984	47,803,768	44,004,848
Total increase in net assets	78,322,376	73,109,301	68,272,965	58,580,930
NET ASSETS
Beginning of Period	295,222,239	222,112,938	247,218,113	188,637,183
End of Period	$373,544,615	$295,222,239	$315,491,078	$247,218,113
Undistributed/(overdistributed) net investment income, end of period	$528,303	$652,400	$—	$—
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,457,719	5,918,530	3,587,357	3,395,783
Issued for distributions reinvested	1,523,547	600,549	1,025,172	606,627
Shares redeemed	(4,096,596)	(2,798,465)	(2,081,098)	(1,627,031)
Net increase in fund shares	2,884,670	3,720,614	2,531,431	2,375,379

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International HBtM Fund		SA International Small Company Fund
	Year Ended 6/30/2007	Year Ended 6/30/2006	Year Ended 6/30/2007	Year Ended 6/30/2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,825,123	$8,600,404	$2,826,415	$1,348,797
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	57,240,676	49,270,008	10,174,143	9,560,516
Net increase (decrease) in unrealized appreciation	139,145,370	67,096,949	50,689,152	28,417,686
Net increase in net assets from operations	211,211,169	124,967,361	63,689,710	39,326,999
Distributions to shareholders from:
Net investment income	(11,393,626)	(6,642,581)	(3,592,639)	(2,019,908)
Net realized gain	(50,309,025)	(13,167,056)	(8,637,880)	(4,053,845)
Total distributions	(61,702,651)	(19,809,637)	(12,230,519)	(6,073,753)
Share transactions
Proceeds from sales of shares	155,736,182	159,862,702	56,960,542	55,237,525
Value of distributions reinvested	55,285,726	17,206,535	11,015,523	5,270,653
Cost of shares redeemed	(164,930,430)	(96,442,069)	(42,292,604)	(30,030,165)
Total share transactions	46,091,478	80,627,168	25,683,461	30,478,013
Total increase in net assets	195,599,996	185,784,892	77,142,652	63,731,259
NET ASSETS
Beginning of Period	586,221,927	400,437,035	205,373,464	141,642,205
End of Period	$781,821,923	$586,221,927	$282,516,116	$205,373,464
Undistributed/(overdistributed) net investment income (loss), end of period	$11,706,420	$8,267,523	$1,332,476	$652,658
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	8,749,535	10,694,812	2,573,961	2,904,438
Issued for distributions reinvested	3,193,861	1,190,763	510,687	285,518
Shares redeemed	(9,051,317)	(6,340,301)	(1,878,154)	(1,562,735)
Net increase in fund shares	2,892,079	5,545,274	1,206,494	1,627,221

See notes to financial statements.

	SA Real Estate Securities Fund	SA Emerging Markets Fund	SA U.S. Fixed Income Fund
	Period Ended 6/30/2007	Period Ended 6/30/2007	Period Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$55,204	$43,946	$231,290
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	51,225	(28,293)	1,403
Net increase (decrease) in unrealized appreciation	(1,723,777)	1,454,042	—
Net increase in net assets from operations	(1,617,348)	1,469,695	232,693
Distributions to shareholders from:
Net investment income	—	—	—
Net realized gain	—	—	—
Total distributions	—	—	—
Share transactions
Proceeds from sales of shares	20,469,455	19,366,375	37,344,697
Value of distributions reinvested	—	—	—
Cost of shares redeemed	(164,123)	(94,489)	(351,029)
Total share transactions	20,305,332	19,271,886	36,993,668
Total increase in net assets	18,687,984	20,741,581	37,226,361
NET ASSETS
Beginning of Period	—	—	—
End of Period	$18,687,984	$20,741,581	$37,226,361
Undistributed/(overdistributed) net investment income (loss), end of period	$94,040	$66,491	$270,245
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,110,763	1,838,939	3,718,646
Issued for distributions reinvested	—	—	—
Shares redeemed	(17,130)	(8,480)	(34,875)
Net increase in fund shares	2,093,633	1,830,459	3,683,771

FINANCIAL HIGHLIGHTS

	SA Global Fixed Income Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$9.91	$10.33	$10.10	$10.91	$10.21
Income from Investment Operations:
Net investment income	0.23	0.19	0.26	0.24	0.31
Net realized and unrealized gain (loss) on investments	0.23	(0.23)	0.22	(0.44)	0.72
Total from investment operations	0.46	(0.04)	0.48	(0.20)	1.03
Less Distributions:
Dividends from net investment income	(0.07)	(0.38)	(0.25)	(0.27)	(0.26)
Distributions from capital gains	—	—	—	(0.34)	(0.07)
Return of Capital	—	(0.00)*	—	—	—
Total distributions	(0.07)	(0.38)	(0.25)	(0.61)	(0.33)
Net asset value, end of period	$10.30	$9.91	$10.33	$10.10	$10.91
Total return	4.60%	(0.38)%	4.81%	(1.88)%	10.19%
Net assets, end of period (000s)	$610,292	$514,888	$391,394	$279,474	$179,059
Ratio of net expenses to average net assets	0.96%	1.00%	1.00%	1.00%	0.89%
Ratio of gross expenses to average net assets (1)	1.23%	1.31%	1.33%	1.34%	1.40%
Ratio of net investment income to average net assets	2.05%	2.11%	2.65%	2.33%	3.00%
Portfolio turnover rate	70%	90%	75%	83%	85%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been	$0.20	$0.17	$0.23	$0.20	$0.27

*  Amount rounds to less than $(0.005)

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Market Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$11.47	$10.69	$10.12	$8.54	$8.57
Income from Investment Operations:
Net investment income	0.10	0.08	0.09	0.04	0.05
Net realized and unrealized gain (loss) on investments	2.08	0.77	0.55	1.59	(0.04)
Total from investment operations	2.18	0.85	0.64	1.63	0.01
Less Distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.07)	(0.05)	(0.04)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.09)	(0.07)	(0.07)	(0.05)	(0.04)
Net asset value, end of period	$13.56	$11.47	$10.69	$10.12	$8.54
Total return	19.03%	7.95%	6.35%	19.12%	0.17%
Net assets, end of period (000s)	$624,833	$496,305	$382,245	$289,473	$160,569
Ratio of net expenses to average net assets	1.06%	1.08%	1.08%	1.08%	0.97%
Ratio of gross expenses to average net assets (1)	1.14%	1.18%	1.21%	1.24%	1.38%
Ratio of net investment income to average net assets	0.81%	0.73%	0.89%	0.52%	0.67%
Portfolio turnover rate	2%	0%*	1%	1%	2%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$0.09	$0.07	$0.08	$0.03	$0.02

*  Amount rounds to less than 0.5%.

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. HBtM Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$13.27	$11.99	$10.79	$8.70	$8.75
Income from Investment Operations:
Net investment income	0.07	0.07	0.03	0.03	0.03
Net realized and unrealized gain (loss) on investments	2.53	1.64	1.31	2.09	(0.06)
Total from investment operations	2.60	1.71	1.34	2.12	(0.03)
Less Distributions:
Dividends from net investment income	(0.07)	(0.05)	(0.03)	(0.03)	(0.02)
Distributions from capital gains	(0.94)	(0.38)	(0.11)	—	—
Total distributions	(1.01)	(0.43)	(0.14)	(0.03)	(0.02)
Net asset value, end of period	$14.86	$13.27	$11.99	$10.79	$8.70
Total return	20.33%	14.52%	12.50%	24.46%	(0.27)%
Net assets, end of period (000s)	$373,545	$295,222	$222,113	$164,555	$88,552
Ratio of net expenses to average net assets	1.11%	1.13%	1.13%	1.13%	1.08%
Ratio of gross expenses to average net assets (1)	1.33%	1.42%	1.45%	1.51%	1.75%
Ratio of net investment income to average net assets	0.47%	0.57%	0.30%	0.35%	0.47%
Portfolio turnover rate	8%	12%	5%	9%	7%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$0.04	$0.03	$(0.00)*	$(0.00)*	$(0.02)

*  Amount rounds to less than $0.01.

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$18.83	$17.54	$16.24	$12.15	$12.24
Income from Investment Operations:
Net investment loss	(0.01)	(0.07)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	2.88	2.46	1.36	4.14	(0.06)
Total from investment operations	2.87	2.39	1.30	4.09	(0.09)
Less Distributions:
Distributions from capital gains	(1.55)	(1.10)	—	—	—
Total distributions	(1.55)	(1.10)	—	—	—
Net asset value, end of period	$20.15	$18.83	$17.54	$16.24	$12.15
Total return	15.90%	13.92%	8.00%	33.66%	(0.74)%
Net assets, end of period (000s)	$315,491	$247,218	$188,637	$143,032	$76,150
Ratio of net expenses to average net assets	1.26%	1.28%	1.28%	1.28%	1.26%
Ratio of gross expenses to average net assets (1)	1.53%	1.60%	1.68%	1.74%	2.11%
Ratio of net investment loss to average net assets	(0.07)%	(0.43)%	(0.41)%	(0.44)%	(0.38)%
Portfolio turnover rate	14%	13%	9%	6%	7%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment loss per share would have been	$(0.06)	$(0.13)	$(0.12)	$(0.11)	$(0.11)

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International HBtM Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$16.01	$12.89	$11.18		$8.19		$8.54
Income from Investment Operations:
Net investment income	0.38	0.23	0.16		0.08		0.07
Net realized and unrealized gain (loss) on investments	5.07	3.48	1.63		3.00		(0.38)
Total from investment operations	5.45	3.71	1.79		3.08		(0.31)
Less Distributions:
Dividends from net investment income	(0.31)	(0.20)	(0.08)		(0.09)		(0.04)
Distributions from capital gains	(1.36)	(0.39)	—		—		—
Total distributions	(1.67)	(0.59)	(0.08)		(0.09)		(0.04)
Net asset value, end of period	$19.79	$16.01	$12.89		$11.18		$8.19
Total return	35.49%	29.29%	16.06%		37.76%		(3.51)%
Net assets, end of period (000s)	$781,822	$586,222	$400,437		$285,902		$154,892
Ratio of net expenses to average net assets	1.30%	1.35%	1.38%		1.53%		1.47%
Ratio of gross expenses to average net assets (1)	1.42%	1.53%	1.56	%(3)	1.71	%(2)	1.71%
Ratio of net investment income to average net assets	2.14%	1.69%	1.50%		0.94%		1.18%
Portfolio turnover rate	18%	23%	11%		12%		13%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been	$0.36	$0.20	$0.14		$0.07		$0.07

(1)  Gross expenses before waivers of expenses.

(2)  Gross expenses include effect of $265,139 of expense recapture by Manager, an increase of 0.12% on a annualized basis.

(3)  Gross expenses include effect of $34,978 of expense recapture by Manager, an increase of 0.01% on an annualized basis.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30, 2007	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003
Net Asset Value, Beginning of Period	$19.99	$16.38		$14.11		$9.85		$9.16
Income from Investment Operations:
Net investment income	0.26	0.14		0.12		0.16		0.04
Net realized and unrealized gain on investments	5.51	4.13		2.35		4.18		0.70
Total from investment operations	5.77	4.27		2.47		4.34		0.74
Less Distributions:
Dividends from net investment income	(0.34)	(0.22)		(0.17)		(0.08)		(0.05)
Distributions from capital gains	(0.81)	(0.44)		(0.03)		—		—
Total distributions	(1.15)	(0.66)		(0.20)		(0.08)		(0.05)
Net asset value, end of period	$24.61	$19.99		$16.38		$14.11		$9.85
Total return	29.64%	26.36%		17.58%		44.21%		8.16%
Net assets, end of period (000s)	$282,516	$205,373		$141,642		$101,889		$54,466
Ratio of net expenses to average net assets †	1.12%	1.26%		1.28%		1.28%		1.28%
Ratio of gross expenses to average net assets (1)†	1.13%	1.26	%(4)	1.28	%(3)	1.31	%(2)	1.62%
Ratio of net investment income to average net assets	1.17%	0.75%		0.85%		1.35%		0.47%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio ("DFA Portfolio") (5) (unaudited) †	0.55%	0.56%		0.65%		0.70%		0.71%
Ratio of expenses to average net assets for the DFA Portfolio (6)†	0.56%	0.64%		0.69%		0.71%		0.71%
Portfolio turnover rate	N/A	N/A		N/A		N/A		N/A
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$0.26	$0.14		$0.12		$0.16		$0.01

(1)  Gross expenses before waivers of expenses.

(2)  Gross expenses include effect of $3,766 expense recapture by manager, an increase of less than 0.005% on a annualized basis.

(3)  Gross expenses include effect of $58,893 expense recapture by manager, an increase of less than 0.05% on a annualized basis.

(4)  Gross expenses include effect of $90,225 expense recapture by manager, an increase of less less than 0.04% on an annualized basis.

(5)  DFA Portfolio expense ratios are as of May 31, 2007, 2006, 2005, 2004, and 2003, respectively and are unaudited.

(6)  DFA Portfolio expense ratios are for the fiscal years ended November 30, 2006, 2005, 2004, 2003 and 2002 respectively.

N/A  Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

†  The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. The financial statements for the DFA International Small Company Portfolio are included elsewhere in this report.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

SA Real Estate Securities Fund*
Period Ended June 30, 2007
Net Asset Value, Beginning April 2, 2007	$10.00
Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized loss on investments	(1.10)
Total from investment operations	(1.07)
Less Distributions:
Dividends from net investment income	—
Distributions from capital gains	—
Total distributions	—
Net asset value, end of period	$8.93
Total return (1)	(10.70)%
Net assets, end of period (000s)	$18,688
Ratio of net expenses to average net assets (2)	1.00%
Ratio of gross expenses to average net assets (2)(3)	4.78%
Ratio of net investment income to average net assets (2)	1.94%
Portfolio turnover rate	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.02)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

SA Emerging Markets Fund*
Period Ended June 30, 2007
Net Asset Value, Beginning April 2, 2007	$10.00
Income from Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	1.31
Total from investment operations	1.33
Less Distributions:
Dividends from net investment income	—
Distributions from capital gains	—
Total distributions	—
Net asset value, end of period	$11.33
Total return (1)	13.30%
Net assets, end of period (000s)	$20,742
Ratio of net expenses to average net assets (2)	1.45%
Ratio of gross expenses to average net assets (2)(3)	5.59%
Ratio of net investment income to average net assets (2)	1.52%
Portfolio turnover rate	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.04)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

SA U.S. Fixed Income Fund*
Period Ended June 30, 2007
Net Asset Value, Beginning April 2, 2007	$10.00
Income from Investment Operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.11
Less Distributions:
Dividends from net investment income	—
Distributions from capital gains	—
Return of Capital
Total distributions	—
Net asset value, end of period	$10.11
Total return (1)	1.10%
Net assets, end of period (000s)	$37,226
Ratio of net expenses to average net assets (2)	0.65%
Ratio of gross expenses to average net assets (2)(3)	2.45%
Ratio of net investment income to average net assets (2)	4.56%
Portfolio turnover rate	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been	$0.04

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007

1.  Organization and Significant Accounting Policies

SA Funds — Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently is registered under the Investment Company Act of 1940 (the "1940 Act"), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

SA Global Fixed Income Fund*
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund
SA Real Estate Securities Fund
SA Emerging Markets Fund
SA U.S. Fixed Income Fund

* Formerly SA Fixed Income Fund.

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

Effective October 30, 2000, SA International Small Company began investing substantially all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA Portfolio"), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of June 30, 2007, SA International Small Company Fund held approximately 5.05% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation — Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

prices provided by pricing services approved by the Board of Trustees of the Trust. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Certain funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Such events may be company specific, such as an earnings report, country or region specific, such as a war or natural disaster, or global in nature. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

In September 2006, FASB issued statement No. 157, "Fair Value Measurement" ("FAS 157"), which defines fair value, establishes framework for measuring fair value, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management has not yet completed their evaluation of the impact, if any, of adopting FAS 157 to the Trust's financial statements.

The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the DFA International Small Company Portfolio held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the DFA International Small Company Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company ("State Street") as custodian to certain qualified brokers, except those securities which the Fund or the Investment Manager specifically identifies as not being available. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

The Funds may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of the pricing for contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using 12:00 PM Eastern time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

At June 30, 2007, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sell)	07/09/2007	15,209,926	$12,720,365	$12,910,563	$(190,198)
Canadian Dollar (sell)	07/09/2007	7,585,302	$7,095,367	$7,133,815	$(38,448)
Swiss Franc (sell)	07/09/2007	53,904,925	$44,384,459	$44,070,516	$313,943
Danish Krone (sell)	07/09/2007	150,431,716	$27,261,259	$27,337,387	$(76,128)
Euro Currency (sell)	07/09/2007	124,115,082	$168,035,154	$167,856,165	$178,989
Great British Pound (sell)	07/09/2007	7,257,884	$14,457,342	$14,557,768	$(100,426)
Japanese Yen (sell)	07/09/2007	21,437,107,068	$177,312,892	$173,946,487	$3,366,405
Swedish Krona (sell)	07/09/2007	364,451,518	$52,751,019	$53,248,651	$(497,632)
					$2,956,505

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes — The Funds' policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

As of June 30, 2007, the following Funds had a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

Fund	Expiring June 30, 2013	Expiring June 30, 2014	Expiring June 30, 2015
SA Global Fixed Income Fund	$818,585	$3,859,207	$3,523,795

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

The tax character of distributions paid to shareholders during 2007 and 2006 were as follows:

	Ordinary Income	2007 Long-Term Capital Gain	Total
SA Global Fixed Income Fund	$3,576,746	$—	$3,576,746
SA U.S. Market Fund	3,937,420	—	3,937,420
SA U.S. HBtM Fund	2,151,713	21,075,836	23,227,549
SA U.S. Small Company Fund	1,344,440	20,152,902	21,497,342
SA International HBtM Fund	12,640,399	49,062,252	61,702,651
SA International Small Company Fund	3,592,639	8,637,880	12,230,519
SA Real Estate Securities Fund	—	—	—
SA Emerging Markets Fund	—	—	—
SA U.S. Fixed Income Fund	—	—	—

	Ordinary Income	2006 Long-Term Capital Gain	Return of Capital	Total
SA Global Fixed Income Fund	$16,660,624	$—	$78,836	$16,739,460
SA U.S. Market Fund	2,679,645	—	—	2,679,646
SA U.S. HBtM Fund	1,653,322	6,903,529	—	8,556,851
SA U.S. Small Company Fund	—	12,664,328	—	12,664,328
SA International HBtM Fund	6,720,566	13,089,071	—	19,809,637
SA International Small Company Fund	2,019,908	4,053,845	—	6,073,753

As of June 30, 2007, the components of distributable earnings on a tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Currency Loss	Capital Loss Carryforward
SA Global Fixed Income Fund	$14,541,008	$—	$(1,173,877)	$—	$(8,201,587)
SA U.S. Market Fund	2,321,477	4,448,251	156,095,393	—	—
SA U.S. HBtM Fund	566,677	4,630,128	102,357,833	—	—
SA U.S. Small Company Fund	1,503,273	22,184,139	57,710,916	—	—
SA International HBtM Fund	11,917,937	45,906,598	300,206,071	—	—
SA International Small Company Fund	1,332,476	8,478,872	124,786,552	—	—
SA Real Estate Securities Fund	94,040	51,225	(1,723,777)	—	—
SA Emerging Markets Fund	69,823	—	1,450,708	—	—
SA U.S. Fixed Income Fund	271,648	—		—	—

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is currently evaluating the application of FIN 48 to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2.  Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is a listed Canadian public company, with its U.S. corporate offices headquartered in New York. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund's average daily net assets except SA U.S. Fixed Income Fund which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund's average daily net assets.

The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests. Prior to March 1, 2007, the sub-advisory fees were:

Fund	Sub-Advisory Fees
SA Global Fixed Income Fund	0.19%
SA U.S. Market Fund*	0.05%
SA U.S. HBtM Fund	0.27%
SA U.S. Small Company Fund	0.38%
SA International HBtM Fund	0.38%

During the year ended June 30, 2007, DFA voluntarily agreed to waive its sub-advisory fees to the extent that the gross aggregate sub-advisory fees exceeded 0.16% of the aggregate average net assets of the Funds, as calculated monthly. This waiver was allocated to each of the Funds based on each Fund's pro rata portion of the

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

gross aggregate sub-advisory fees. The fees shown in the prior table are the contractual sub-advisory fees and do not include DFA's voluntary waiver of sub-advisory fees.

Effective March 1, 2007, the Sub-Advisory Agreement with DFA was amended. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests. The foregoing fee schedule became effective March 1, 2007.

Fund	Sub-Advisory Fees
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund*	0.05%
SA U.S. HBtM Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International HBtM Fund	0.20%
SA Real Estate Securities Fund	0.15%
SA Emerging Markets Fund	0.50%
SA U.S. Fixed Income Fund	0.10%

* The sub-adviser shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc.

The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Manager contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses. Each Fund's total operating expense limit, prior to April 1, 2007, are shown in the table below.

Fund	Expense Limit
SA Global Fixed Income Fund	1.00%
SA U.S. Market Fund	1.08%
SA U.S. HBtM Fund	1.13%
SA U.S. Small Company Fund	1.28%
SA International HBtM Fund	1.53%
SA International Small Company Fund	1.28%

The following expense limitations became effective April 1, 2007 replacing all prior expense limitations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

Fund	Expense Limit
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. HBtM Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International HBtM Fund	1.45%
SA International Small Company Fund	1.10%
SA Real Estate Securities Fund	1.00%
SA Emerging Markets Fund	1.45%
SA U.S. Fixed Income Fund	0.65%

This agreement will remain in effect until July 15, 2009 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets Fund and SA Real Estate Securities Fund for which this agreement will remain in effect until February 28, 2017 at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. As of June 30, 2007 the following amounts are subject to this recapture through June 30, 2008, June 30, 2009 and June 30, 2010 respectively.

Fund	Expires June 30, 2008	Expires June 30, 2009	Expires June 30, 2010
SA Global Fixed Income Fund	$791,403	$997,226	$1,213,221
SA U.S. Market Fund	342,918	324,094	397,403
SA U.S. HBtM Fund	381,314	415,340	457,530
SA U.S. Small Company Fund	364,492	307,902	439,165
SA International HBtM Fund	—	—	—
SA International Small Company Fund	—	—	34,770
SA Real Estate Securities Fund	—	—	107,411
SA Emerging Markets Fund	—	—	119,464
SA U.S. Fixed Income Fund	—	—	91,518

Trustees' Fees and Expenses — For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $40,000 per year, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $4,000 per year. Interested trustees receive no compensation for their services as trustees.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. Prior to September 1, 2006, State Street received a fee calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.04% of the first $750 million of net assets, plus 0.03% of net assets between $750 million

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2007 (Continued)

and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The fee was then allocated to each Fund based on the relative net assets of each Fund.

Effective September 1, 2006, a new annual rate was put in place as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. Such fees are then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

3.  Purchases and Sales of Securities

Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2007 were as follows:

	Purchases
	U.S. Government	Other
SA Global Fixed Income Fund	$6,955,755	$349,304,645
SA U.S. Market Fund	—	57,013,115
SA U.S. HBtM Fund	—	51,881,222
SA U.S. Small Company Fund	—	83,576,854
SA International HBtM Fund	—	126,376,551
SA International Small Company Fund	N/A	N/A
SA Real Estate Securities Fund	—	19,726,044
SA Emerging Markets Fund	—	18,523,285
SA U.S. Fixed Income Fund	—	—
	Sales
	U.S. Government	Other
SA Global Fixed Income Fund	$37,060,186	$296,614,891
SA U.S. Market Fund	—	12,216,050
SA U.S. HBtM Fund	—	26,141,325
SA U.S. Small Company Fund	—	38,444,767
SA International HBtM Fund	—	120,534,789
SA International Small Company Fund	N/A	N/A
SA Real Estate Securities Fund	—	—
SA Emerging Markets Fund	—	—
SA U.S. Fixed Income Fund	—	—

N/A — Refer to the financial statements of the International Small Company Portfolio of DFA Investment Dimensions Group Inc., elsewhere in this report.

Report of Independent Registered Public Accounting Firm

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA Global Fixed Income Fund (formerly SA Fixed Income Fund), SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund, SA International Small Company Fund, SA Real Estate Securities Fund, SA Emerging Markets Fund, and SA US Fixed Income Fund(constituting SA Funds — Investment Trust, hereafter referred to as the "Trust") at June 30, 2007, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 24, 2007

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers' Information

The Trustees and executive officers of the Trust, their respective ages and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser and Distributor; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Trustee Chairman of the Board of Trustees	Since April 1999 Since December 2004	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (since 2003); Chief Financial Officer, PharmaGenias, Inc. (since 2004); Member, NASD Board of Arbitrators (since 1996).	9	Director, ACT (probono consulting for non-profits) (since 1998); Director/Officer, Friends of the California Air & Space Center (aviation museum) (since 1999).

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships
Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 61	Trustee	Since July 2000	Senior Vice President, Lee Hecht Harrison (career consulting company) (since 1999); Senior Management Consultant, Lee Hecht Harrison (1999 - 2002); Instructor in Advanced Corporate Finance, U.C. Berkeley International Diploma Program in Finance, and U.C. Berkeley Extension (since 1999).	9	None

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 58	Trustee	Since April 1999	Professor of Finance, Santa Clara University (since 1978).	9	Trustee, since February 2005, Masters' Select Funds Trust, (5 portfolios)

Robert Herrmann* Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10017 Age: 44	President and Chief Executive Officer	Since April 2006	Chief Executive Officer of Loring Ward International Ltd. and LWI Financial Inc., (since April 2006); Managing Director of the Business Development Group, Wachovia Securities, LLC (2003 to 2005); Senior Vice President and Director of Wealth Management, Prudential Securities Inc. (2002 to 2003); and Senior Manager, Merrill, Lynch, Pierce, Fenner & Smith Incorporation (1987 to 2002).		N/A

Gerard Melia* Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10017 Age: 41	Chief Financial and Accounting Officer and Treasurer	Since March 2006	Chief Financial Officer of Loring Ward International Ltd. and LWI Financial Inc., (since March 2006); Director, Americas Chief Financial Officer, Credit Suisse Asset Management (2004 to 2006); Director, Global Financial Controller, Credit Suisse Asset Management (2002 to 2004); and Director of Finance, Credit Suisse Financial Services Division (2001 to 2002).		N/A

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships
Steven K. McGinnis* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 61	Vice President Chief Legal Officer Chief Compliance Officer	Since June 2006 Since June 2005 Since February 2005	Corporate Secretary, Loring Ward International Ltd (since July 2007); Executive Vice President and General Counsel, Loring Ward Group, Inc. (since July 2007); Vice President, LWI Financial Inc. (since January 2005); Litigation and Compliance Consultant / Expert Witness (May 2003 - December 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (May 1999 - May 2003).		N/A

Marcy Gonzales* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 35	Secretary	Since June 2006	Fund Administrator, LWI Financial Inc. (since 2005); Manager, Advisor Services Initiatives, LWI Financial Inc. (2004), Senior Regulatory Analyst, LWI Financial Inc. (2001 - 2004).		N/A

  1  Each Trustee and Officer serves for the lifetime of the Trust or until he or she dies, resigns, or is removed.

The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met three times during the fiscal year ended June 30, 2007.

The Trust's Board of Trustees has appointed a standing Governance and Nominating Committee consisting of those Trustees who are not "interested persons." The Governance and Nominating Committee oversees the annual evaluation of the performance of the Board, the compensation of the Trustees and other similar duties related to the governance of the Trust. The Trust's Governance and Nominating Committee met once during the fiscal year ended June 30, 2007.

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-366-7266.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

General Background

LWI Financial Inc. (the "Adviser") serves as the investment adviser to the SA Funds – Investment Trust (the "Trust") and its series (the "Funds") pursuant to an Amended and Restated Investment Advisory and Administrative Services Agreement (the "Advisory Agreement") between the Trust and the Adviser. For the advisory services provided to the SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund, SA International Small Company Fund, SA Real Estate Securities Fund, and the SA Emerging Markets Fund, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of the average daily net assets of each Fund. For the advisory services provided to the SA U.S. Fixed Income Fund, the Adviser is entitled to a fee from the Fund computed daily and payable monthly at the annual rate of 0.30% of the average daily net assets of the Fund. For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

Dimensional Fund Advisors Inc. (the "Sub-Adviser") serves as sub-adviser for each Fund pursuant to an Amended and Restated Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Trust, the Adviser and the Sub-Adviser. Subject to supervision of the Adviser, the Sub-Adviser is responsible for the management of each Fund, including decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection with such trades. For the sub-advisory services it provides to each Fund (other than SA International Small Company Fund), the Sub-Adviser is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below.

Fund	Sub-Advisory Fees
SA Global Fixed Income Fund	0.05%

SA U.S. Market Fund	0.05%

SA U.S. HBtM Fund	0.10%

SA U.S. Small Company Fund	0.35%

SA International HBtM Fund	0.20%

SA Real Estate Securities Fund	0.15%

SA Emerging Markets Fund	0.50%

SA U.S. Fixed Income Fund	0.10%

The SA International Small Company Fund, instead of buying securities directly, invests substantially all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "DFA Portfolio"), which has the same investment objective as the SA International Small Company Fund. The DFA Portfolio, in turn, is a fund-of-funds that invests in certain series of the DFA Investment Trust Company (the "underlying funds"). Because the Sub-Adviser receives administration fees from the DFA Portfolio in which SA International Small Company Fund invests and investment advisory fees from the DFA Portfolio's underlying funds, the Sub-Adviser has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund. The Sub-Adviser has also agreed that it will not receive a sub-advisory fee for its services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Portfolio of DFA Investment Dimensions Group Inc. The Sub-Adviser has agreed to these fee arrangements in order to prevent any duplication of fees in this multi-tier structure.

Throughout the year, the Board considers a wide variety of materials and information about the Funds, including, for example, the Funds' investment performance, portfolio composition, adherence to stated investment objectives and strategies, assets under management, expenses, shareholder services, regulatory compliance and management. The Board periodically meets with the Adviser's senior management and the Sub-Adviser's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meetings discussed below.

Approval Process – Existing Funds

The Board, consisting entirely of trustees who are not "interested persons" within the meaning of the Investment Company Act of 1940 (the "Independent Trustees"), unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreement with respect to the SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund, and SA International Small Company Fund (the "Existing Funds") at an "in person" meeting held on May 31, 2007 (the "Meeting"). Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and Sub-Adviser regarding the Existing Funds. At the Meeting, the Board discussed issues pertaining to the proposed continuance of the Advisory Agreement and Sub-Advisory Agreement with representatives from the Adviser and the Sub-Adviser and with independent legal counsel. This information, together with the information provided to the Independent Trustees throughout the course of year, formed the primary (but not exclusive) basis for the Independent Trustees' determinations.

Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement and the Sub-Advisory Agreement:

1.  The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser.

(a)  The Independent Trustees considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Existing Funds. The Independent Trustees noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Existing Funds. The Independent Trustees also noted the Sub-Adviser's experience and expertise in constructing portfolios that reflect certain asset classes and risk levels, as well as the total industry experience of the Sub-Adviser's personnel.

(b)  The Independent Trustees considered the resources and policies, procedures and structures of the Adviser and the Sub-Adviser to ensure compliance with applicable laws and regulations and the Adviser's and Sub-Adviser's commitment to those programs, including information received regarding their respective compliance programs and chief compliance officers, as well as compliance reports received during the prior year. The Independent Trustees noted that the Adviser's organization had increased in size and that important additions had been made to the professional staff.

(c)  The Independent Trustees considered information they received from Mr. Herrmann describing the plans for the Loring Ward International Ltd. operations as a whole and how the

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Existing Funds fit into these larger plans. The Independent Trustees noted that Loring Ward International Ltd. was continuing to make the Adviser's investment management activities more central to the entire company's business mix. In connection with this discussion, Mr. Herrmann distributed the recently printed annual report of Loring Ward International Ltd.

(d)  The Independent Trustees noted that the Adviser was continuing to use a substantial portion of its profits from managing the Existing Funds to reduce Fund operating expenses and to provide support services and educational services to investors and their financial representatives to enhance the effectiveness of the Existing Funds as asset allocation vehicles. The Independent Trustees noted that these expenditures could not be directly categorized as marketing or distribution costs, but they nevertheless have elements of distribution embedded in them, benefiting shareholders and the Adviser. The Independent Trustees accordingly weighed the appropriateness of the advisory fee in light of these expenditures.

2.  The investment performance of the Adviser and the Sub-Adviser.

(a)  The Independent Trustees reviewed the short-term and long-term performance of each of the Existing Funds on both an absolute basis, and in comparison to peer funds, comparable accounts managed by the Sub-Adviser, and benchmark indices. As part of this review, the Independent Trustees reviewed a report prepared by an independent consulting firm, Lipper, Inc. ("Lipper"), comparing the performance of the Existing Funds to funds determined by Lipper to be in each Existing Fund's relevant peer group.

(b)  In assessing performance, the Independent Trustees took into consideration the fact that each Existing Fund is intended to provide exposure to a particular asset class. For this reason, the Independent Trustees viewed fidelity to asset class characteristics as highly important to their evaluation of the Existing Funds. The Independent Trustees noted that neither the Adviser nor the Sub-Adviser engages in individual stock selection, and that Existing Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the Investment Company Act of 1940 and each Existing Fund's investment restrictions, size and similar factors. Because the Existing Funds are primarily asset allocation tools, the Independent Trustees placed higher importance on each Existing Fund's performance against its primary asset class benchmark and its general adherence to asset class representation, and gave less emphasis to each Existing Fund's performance relevant to the selected Lipper Index. The Independent Trustees looked at performance for a variety of periods, giving greatest emphasis to annual periods over the last 5 years.

(c)  For the SA US Market Fund, it was noted that the Fund's short-term performance net of fees lagged its primary external benchmark, the Wilshire 5000 Index, and lagged the Lipper Multi-Cap Core Index for all relevant periods. The Independent Trustees noted that the Fund would be expected to generate returns very close to the Wilshire 5000 Index benchmark, adjusted for Fund fees, and noted with approval that the Fund was generally tracking this benchmark on a fee-adjusted basis and representing its asset class faithfully.

(d)  For the SA US HBtM Fund, it was noted that the Fund's short-term performance net of fees exceeded that of its primary external benchmark, the Russell 1000 Value Index, and that over the long-term with the exception of the 1-year and 5-year periods when it marginally

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

underperformed the Index, the Fund's returns had exceeded the Index. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's performance over the most recent four year period had exceeded the Lipper Multi-Cap Value Index and marginally underperformed the Index on a 5-year and 6-year basis while marginally outperforming the Index on a 7-year basis.

(e)  For the SA US Small Company Fund, it was noted that the Fund's short-term performance net of fees was better than its primary external benchmark, the Russell 2000 Index, and that over the long-term it had slightly outperformed the Index. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's performance on a 2-year, 4-year and 7-year basis had slightly exceeded that of the Lipper Small-Cap Core Index, and slightly underperformed on a 1-year, 3-year, 5-year and 6-year comparison to that Index.

(f)  For the SA International HBtM Fund, it was noted that the Fund's short-term and long-term performance net of fees generally exceeded its primary external benchmark, the MSCI EAFE Value Index. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's short-term and long-term performance over a seven year period ranked highly within its Lipper peer group and exceeded the Lipper International Multi-Cap Value Index.

(g)  For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the DFA Portfolio. It was noted that the DFA Portfolio's short-term performance net of fees exceeded that of its primary external benchmark, the S&P/Citigroup EPAC Extended Market Index, and underperformed the Index over the long term with the exception of the 5-year period. The Independent Trustees noted that the Fund (and the DFA Portfolio) would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund (and the DFA Portfolio) was tracking its asset class faithfully. It was also noted that within its Lipper peer group, the Fund ranked highly and exceeded the Lipper International Small/Mid-Cap Core Index on a 5, 6 and 7-year basis with slight underperformance and slight overperformance of the median of its Lipper peer group on a 1, 2, 3, and 4-year basis.

(h)  For the SA Global Fixed Income Fund, it was noted that the Fund's short-term and long-term performance was below that of its primary external benchmark, the Lehman Brothers Aggregate Bond Index. The Independent Trustees considered the Fund's relative underperformance against the Index, also noting the Fund's positive absolute performance over the past five years. The Independent Trustees noted that the Sub-Adviser had actively biased the duration of the Fund away from the Index to reduce volatility but noted that in general the Fund was tracking its asset class in the manner to be expected by shareholders. It was further noted that Fund had approximated the returns of its Lipper peer group on a 5-year basis but generally performed below the median of its Lipper peer group on a 1, 2, 3, 4, 6 and 7-year basis.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

3.  The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund investors.

(a)  The Independent Trustees considered the growth rates in the Existing Funds' assets. In this regard, they noted that the Existing Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level basis, and not Fund by Fund. The Independent Trustees noted that, although the Existing Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive its advisory fees and/or reimburse each of the Existing Funds for certain expenses so that each Existing Fund does not exceed its operating expense limitation and had taken steps to reduce Fund operating expenses. It was also noted that the Sub-Adviser has agreed to an expense limitation based on aggregate Fund assets under management. In considering potential economies of scale, the Independent Trustees noted that the Adviser and Sub-Adviser were still subsidizing certain operations of the Trust. It was further noted that the Adviser had recouped only a portion of the amounts previously waived under the expense limitation arrangements. It was further noted that the Adviser had added additional funds to the Trust in order to broaden the asset classes available to shareholders. Therefore the Independent Trustees concluded that any economies of scale generated at current asset levels were being effectively shared with shareholders.

4.  The Existing Funds' advisory fees and other fees and expenses.

(a)  The Independent Trustees considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Existing Funds' expense limitation arrangements with the Adviser and the Sub-Adviser.

(b)  In considering the advisory fees and total fees and expenses of each Existing Fund, the Board reviewed comparisons to other similar funds and comparisons to the fees and expenses of other types of clients, including a report prepared by Lipper on the expense levels of the Existing Funds as compared to mutual funds in each Existing Fund's relevant peer group, as determined by Lipper. In this regard, the Independent Trustees evaluated (i) the proposed expenses of the Existing Funds compared with other mutual funds of similar investment objectives and size and (ii) the advisory fees paid to the Adviser (direct and indirect fees) and Sub-Adviser and how they compared to management fees paid by other mutual funds of similar investment objectives and size.

(c)  For the SA US Market Fund, SA US HBtM Fund, SA US Small Company Fund, SA International HBtM Fund and SA International Small Company Fund, it was noted that each Fund's actual total expenses were generally at or below the median expense rate of their respective peer funds when 12b-1/non-12b-1 service fees were excluded from the peer fund universe. For the SA Global Fixed Income Fund, it was noted that the Fund's actual total expenses were slightly higher than the median of the peer funds when 12b-1/non-12b-1 service fees were excluded from the peer fund universe. Although the Independent Trustees regarded total expenses as more relevant to shareholders generally, the Independent Trustees also examined the advisory expenses in isolation and noted that three Existing Funds (SA US Market Fund, SA International HBtM Fund and SA Global Fixed Income Fund) had higher advisory fees than their Lipper peer group median, and three Existing Funds (SA

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

US Small Company Fund, SA US HBtM Fund and SA International Small Company Fund) had lower advisory fees than their Lipper peer group median.

(d)  The Board also compared the Existing Funds' fees and expenses with those of the Adviser's remaining separate accounts, noting that the Existing Funds' expenses appeared to be generally lower than such accounts, notwithstanding the fact that the services and structures applicable to those accounts were substantially different and in some cases less demanding than those applicable to the Existing Funds. In assessing the fees charged by the Sub-Adviser, the Independent Trustees noted that these fees appeared to be quite low on a relative and absolute basis, and further took into consideration that these fees were negotiated fees that reflected an arm's length negotiation between the Adviser and the Sub-Adviser.

5.  The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust.

(a)  The Independent Trustees considered other benefits derived by the Adviser from its relationship with the Existing Funds, including amounts received by the Adviser for the provision of certain shareholder services and administrative services to the Existing Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Existing Funds. With respect to the Sub-Adviser, the Independent Trustees considered the profitability rates reported by the Sub-Adviser and the Sub-Adviser's use of soft dollars.

(b)  The Independent Trustees reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Existing Funds collectively. The Independent Trustees discussed the fact that the Existing Funds operate in an integrated manner as a set of asset allocation vehicles and that, for that reason, Fund-by-Fund profitability with respect to the Adviser was not as relevant to their determinations, although approximate profitability could be derived from the financial information presented.

(c)  After such review, the Independent Trustees determined that the profitability rates to the Adviser and the Sub-Adviser, with respect to the Advisory Agreement and the Sub-Advisory Agreement, were fair and reasonable in consideration of the services each provides to the Existing Funds.

6.  The Independent Trustees also considered their own respective experience and qualifications and their understanding of the information they had been provided by the Adviser and the Sub-Adviser. The Independent Trustees noted that they, as Independent Trustees, had access to, and received on a regular basis, independent legal counsel.

7.  The Independent Trustees also considered the changing climate in the financial services industry; the risks assumed by the Adviser and Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding new Funds to the Trust, the volatility of the financial markets and, thus, of management fee income; the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

In executive session with their counsel, the Independent Trustees discussed the role of the Existing Funds as asset allocation tools, the role of the Adviser in monitoring the Existing Funds' effectiveness in this regard and the value added by the Adviser in ensuring that the Existing Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Independent Trustees also discussed asset growth and anticipated economies of scale that might allow fee and/or expense reductions in future years. The Independent Trustees noted that the materials provided by the Adviser and Sub-Adviser were sufficient to enable the Independent Trustees to make an informed determination of whether to renew the Advisory Agreement and the Sub-Advisory Agreement.

Approval

No single factor was determinative of the Board's decision to approve the continuance of the Agreements, but rather the Independent Trustees based their determination on the total mix of information available to them at the Meeting and throughout the year. After considering the factors described above, the Independent Trustees concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreement were fair and reasonable to each Existing Fund, and that each Existing Fund's shareholders received reasonable value in return for the advisory and sub-advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Existing Funds would be in the best interests of each Existing Fund and its shareholders.

Approval Process – New Funds

The Board, consisting entirely of the Independent Trustees, unanimously approved the Advisory Agreement and the Sub-Advisory Agreement with respect to the SA Real Estate Securities Fund, SA Emerging Markets Fund and SA U.S. Fixed Income Fund (the "New Funds") at an "in person" meeting held on December 5, 2006 (the "December Meeting"). Prior to the December Meeting, the Independent Trustees had requested detailed information from the Adviser and Sub-Adviser regarding the New Funds, including, but not limited to, (i) the terms and conditions of the advisory contracts, including the nature, extent and quality of the services to be provided to the New Funds by the Adviser and the Sub-Adviser and the structure and rates of the advisory fees to be charged for those services, (ii) a comparison of the New Funds' anticipated management fees and expected expense ratios in relation to averages of comparable unaffiliated funds, (iii) the expense caps for the New Funds; and (iv) the organization and business operations of the Adviser and Sub-Adviser. At the December Meeting, the Board discussed issues pertaining to the proposed approval of the Advisory Agreement and Sub-Advisory Agreement with representatives from the Adviser and the Sub-Adviser and with independent legal counsel.

In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Independent Trustees under the Investment Company Act of 1940 ("1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an advisor's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and suggested factors to be considered by the board in voting on advisory agreements.

At the December meeting, the Adviser explained its reasons for proposing the creation of the New Funds, discussed the Sub-Adviser's proposed investment strategies, discussed market conditions, highlighted any material issues and responded to questions from the Board. After the discussion and after reviewing the written materials, the Independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the approval of the New Funds' Advisory Agreement and Sub-Advisory

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Agreement. It is with this background that the Independent Trustees considered the Advisory Agreement and Sub-Advisory Agreement for the New Funds. The Independent Trustees, in consultation with independent counsel, reviewed various factors set out in judicial decisions and Securities and Exchange Commission ("SEC") directives relating to the approval of advisory contracts. As outlined in more detail below, the Independent Trustees considered all factors they believed relevant with respect to the New Funds, including the following: (1) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; (2) the investment performance of the Sub-Adviser in managing similar products; (3) the extent to which economies of scale would be realized as the Trust grows; (4) whether proposed fee levels would reflect potential economies of scale for the benefit of New Fund investors; and (5) the costs of the services to be provided by the Adviser and Sub-Adviser.

Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the Advisory Agreement and the Sub-Advisory Agreement for the New Funds for an initial two year period:

1.  The nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser.

(a)  The Independent Trustees considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who would be responsible for providing services to the New Funds. The Independent Trustees noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the New Funds. The Independent Trustees also noted the Sub-Adviser's experience and expertise in composing portfolios that reflect certain asset classes and risk levels, as well as the total industry experience of the Sub-Adviser's personnel.

(b)  The Independent Trustees considered a report they received describing the plans and rationale for the creation of the New Funds and the manner in which the New Funds will fit into the Trust's asset class strategies. They considered investors' requests for a shorter term domestic fixed-income fund. The Independent Trustees also considered the need for a REIT fund and an emerging markets fund due in part to their lack of correlation with other asset classes.

2.  The investment performance of the Adviser and the Sub-Adviser.

(a)  Because the New Funds had not yet commenced operations and did not have their own performance history, the Independent Trustees considered the performance of other funds advised by the Sub-Adviser that have similar investment objectives and techniques as the New Funds.

(b)  For the SA U.S. Fixed Income Fund, it was noted that the performance of the comparable LWAS/DFA 2-Year Corp. as of September 30, 2006 was comparable to that of its benchmark, the Merrill Lynch 1-3 Year U.S. Government/Corporate index, for the one-, three and five-year periods and lagged its benchmark for the three-month and since inception (July 6, 1996) periods.

(c)  For the SA Real Estate Securities Fund, it was noted that the performance of the comparable DFA Real Estate Securities Portfolio was generally comparable to that of its benchmark, the Dow Jones Wilshire REIT index, for the three-month, one-year, three-year, five-year and since inception (on January 5, 1993) periods ended September 30, 2006.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

(d)  For the SA Emerging Markets Fund, it was noted that the performance of the comparable DFA Emerging Markets Core Portfolio had outperformed the its benchmark, the MSCI Emerging Markets index, for the three-month, and since inception (on May 1, 1994) periods ended September 30, 2006 and had slightly lagged the performance of its benchmark for the one-year, three-year and five-year periods ended September 30, 2006.

3.  The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of New Fund investors.

(a)  The Independent Trustees considered the growth rates in the Trust's assets. In this regard, they noted that the Funds, including the New Funds, are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level basis, and not Fund by Fund. The Independent Trustees noted that although the New Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive its advisory fees and/or reimburse each of the New Funds for certain expenses so that each New Fund does not exceed its operating expense limitation. It was also noted that the Sub-Adviser has agreed to an expense limitation based on aggregate Fund assets under management. In considering potential economies of scale, the Independent Trustees noted that the Adviser and Sub-Adviser were still subsidizing certain operations of the Trust. Therefore the Independent Trustees concluded that any economies of scale generated at current asset levels were being effectively shared with shareholders.

4.  The New Funds' advisory fees and other fees and expenses.

(a)  The Independent Trustees considered the gross management fee rates to be charged by the Adviser and the Sub-Adviser for the New Funds, as well as the effective management fee rates after taking into consideration the New Funds' expense limitation arrangements with the Adviser and the Sub-Adviser.

(b)  In considering the total fees and expenses of the SA Real Estate Securities Fund and SA Emerging Markets Fund, the Board reviewed comparisons to categories of other similar funds based on data provided by the Sub-Adviser and obtained as of September 30, 2006 from Morningstar, Inc. The Independent Trustees considered data showing that the total expense ratio of the SA Real Estate Securities Fund, as capped by the Adviser at 1.00%, would be below the average expense ratio of the Morningstar comparison group of 56 no-load real estate funds. They also considered data showing that the total expense ratio of the SA Emerging Markets Fund, as capped by the Adviser at 1.45%, would be slightly above the average expense ratio of the Morningstar comparison group of 32 no-load emerging markets funds. With respect to the SA U.S. Fixed Income Fund, the Adviser asserted that the Sub-Adviser had been chosen because its low sub-advisory fees allow advisers to obtain the most out of this asset class returns after fees.

5.  The estimated profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust.

(a)  The Independent Trustees acknowledged that the SEC suggested that trustees consider the profits realized by investment advisers and their respective affiliates from the relationship with

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

a trust. The Independent Trustees also acknowledged that because the New Funds had not yet commenced operations, information concerning the profit contribution to the Adviser and Sub-Adviser as a result of their proposed relationships with the New Funds was not yet available.

(b)  The Independent Trustees discussed the fact that the Funds would operate in an integrated manner as a set of asset allocation vehicles and that, for that reason, Fund-by-Fund profitability with respect to the Adviser would not be as relevant to their determinations, although after the New Funds commence operations approximate profitability could be derived from financial information presented by the Adviser and Sub-Adviser.

6.  The Independent Trustees also considered their own respective experience and qualifications and their understanding of the information they had been provided by the Adviser and the Sub-Adviser. The Independent Trustees noted that they, as Independent Trustees, had access to, and received on a regular basis, independent legal counsel.

7.  The Independent Trustees also considered the changing climate in the financial services industry; the risks assumed by the Adviser and Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding the New Funds to the Trust, the volatility of the financial markets and, thus, of management fee income; the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Approval

The Independent Trustees noted that the materials provided by the Adviser and Sub-Adviser were sufficient to enable the Independent Trustees to make an informed determination of whether to approve the Advisory Agreement and the Sub-Advisory Agreement. No single factor was determinative of the Board's decision to approve such Agreements, but rather the Independent Trustees based their determination on the total mix of information available to them at the December Meeting. After considering the factors described above, the Independent Trustees concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreement were fair and reasonable to each New Fund, and that each New Fund's shareholders would receive reasonable value in return for the advisory and sub-advisory fees to be paid. The Board therefore determined that the Advisory Agreement and the Sub-Advisory Agreement should be and were approved with respect to the New Funds.

SA Funds

TAX INFORMATION NOTICE (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2007:

Foreign Tax Credits — The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2007, the total amount that will be passed though to shareholders and the foreign source income for information reporting purposes will be $2,160,502 (all of which represents taxes withheld) and $24,837,771, respectively.

Capital Gains Distributions — On December 23, 2006 the following Funds declared a long term capital gain distribution in the following amount:

Fund	Long Term Capital Gain Distribution Amount
SA U.S. HBtM Fund	$21,075,836
SA U.S. Small Company Fund	20,152,902
SA International HBtM Fund	49,062,252
SA International Small Company Fund	8,637,880

Corporate Dividends Received Reduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividend received deduction. The percentage that qualifies is noted below:

SA U.S. HBtM Fund	100%
SA U.S. Market Fund	100%
SA U.S. Small Company Fund	100%

Qualified Dividend Income — For the fiscal year ended June 30, 2007 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2007 Form 1099-DIV.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

STRIPS  Separate Trading of Registered Interest and Principal of Securities

FFCB  Federal Farm Credit Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†    See Note B to Financial Statements.

††    Securities have been fair valued. See Note B to Financial Statements.

**    Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2006 or June 30, 2007.

Financial Highlights

(A)    Computed using average shares outstanding.

(B)    Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

N/A  Does not apply to this fund.

All Statements and Schedules

-    Amounts designated as - are either zero or rounded to zero.

REITS  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

  Six Months Ended November 30, 2006

EXPENSE TABLE

	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,090.20	0.55%	$2.88
Hypothetical 5% Annual Return	$1,000.00	$1,022.31	0.55%	$2.79

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2006
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$2,089,087,453
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,299,114,505
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,161,019,656
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		959,863,292
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		80,481,377
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,743,951,341)		5,589,566,283
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $12,670,000 FNMA 6.500%, 08/01/36, valued at $12,280,809) to be repurchased at $12,101,232 (Cost $12,096,000)	$12,096	12,096,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,756,047,341)^		$5,601,662,283

  ^  The cost for federal income tax purposes is $3,756,206,331.

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,697,553,456
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,156,824,903
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,039,774,459
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		649,819,141
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,253,915,455)		4,543,971,959

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $9,244,000 FHLMC 5.82%, 06/01/36 valued at $8,980,597) to be repurchased at $8,848,275 (Cost $8,847,000)	$8,847	8,847,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,262,762,455)		$4,552,818,959

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2007
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,589,566
Temporary Cash Investment at Value	12,096
Cash	15
Receivables:
Interest	2
Fund Shares Sold	4,177
Prepaid Expenses and Other Assets	48
Total Assets	5,605,904
LIABILITIES:
Payables:
Investment Securities Purchased	8,000
Fund Shares Redeemed	1,198
Due to Advisor	1,790
Accrued Expenses and Other Liabilities	269
Total Liabilities	11,257
NET ASSETS	$5,594,647
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	257,265,808
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.75
Investments in Affiliated Investment Companies at Cost	$3,743,951
Temporary Cash Investment at Cost	$12,096
NET ASSETS CONSIST OF:
Paid-In Capital	$3,553,404
Accumulated Net Investment Income (Loss)	(8,586)
Accumulated Net Realized Gain (Loss)	204,351
Net Unrealized Appreciation (Depreciation)	1,845,478
NET ASSETS	$5,594,647
(1) NUMBER OF SHARES AUTHORIZED	500,000,000

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2006

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$4,543,972
Temporary Cash Investments at Value	8,847
Cash	16
Receivables:
Interest	1
Fund Shares Sold	733
Prepaid Expenses and Other Assets	31
Total Assets	4,553,600
LIABILITIES:
Payables:
Investment Securities Purchased	5,000
Fund Shares Redeemed	825
Due to Advisor	1,462
Accrued Expenses and Other Liabilities	242
Total Liabilities	7,529
NET ASSETS	$4,546,071
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	233,921,634
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.43
Investments in Affiliated Investment Companies at Cost	$3,253,915
Temporary Cash Investments at Cost	$8,847
NET ASSETS CONSIST OF:
Paid-In Capital	$3,087,351
Accumulated Net Investment Income (Loss)	11,888
Accumulated Net Realized Gain (Loss) of Investment Securities	156,711
Accumulated Net Realized Foreign Exchange Gain (Loss)	(124)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	1,290,057
Unrealized Net Foreign Exchange Gain (Loss)	188
NET ASSETS	$4,546,071
(1) NUMBER OF SHARES AUTHORIZED	350,000,000

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2006

(Amounts in thousands)

Investment Income*
Net Investment Income Received from Affiliated Investment Companies: Dividends (Net of Foreign Taxes Withheld of $5,169)	$83,213
Interest	829
Income from Securities Lending	12,978
Expenses	(5,414)
Total Net Investment Income Received from Affiliated Investment Companies	91,606
Fund Investment Income:
Interest	296
Fund Expenses
Administrative Services Fees	15,012
Accounting & Transfer Agent Fees	68
Legal Fees	39
Audit Fees	6
Filing Fees	184
Shareholders' Reports	94
Directors'/Trustees' Fees & Expenses	50
Other	30
Total Expenses	15,483
Net Investment Income (Loss)	76,419
Realized and Unrealized Gain (Loss)*
Net Realized Gain (Loss) on Investment Securities Sold	164,696
Net Realized Gain (Loss) on Foreign Currency Transactions	(124)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	653,248
Translation of Foreign Currency Denominated Amounts	329
Net Realized and Unrealized Gain (Loss)	818,149
Net Increase (Decrease) in Net Assets Resulting from Operations	$894,568

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$76,419	$45,170
Net Realized Gain (Loss) on Investment Securities Sold	164,696	140,209
Net Realized Gain (Loss) on Foreign Currency Transactions	(124)	(1,001)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	653,248	200,422
Translation of Foreign Currency Denominated Amounts	329	(422)
Net Increase (Decrease) in Net Assets Resulting from Operations	894,568	384,378
Distributions From:
Net Investment Income	(72,041)	(40,592)
Net Short-Term Gains	(13,690)	(2,774)
Net Long-Term Gains	(118,813)	(37,025)
Total Distributions	(204,544)	(80,391)
Capital Share Transactions (1):
Shares Issued	1,415,453	916,879
Shares Issued in Lieu of Cash Distributions	194,947	76,094
Shares Redeemed	(479,584)	(229,913)
Net Increase (Decrease) from Capital Share Transactions	1,130,816	763,060
Total Increase (Decrease) in Net Assets	1,820,840	1,067,047
Net Assets
Beginning of Period	2,725,231	1,658,184
End of Period	$4,546,071	$2,725,231

(1) Shares Issued and Redeemed:
Shares Issued	80,962	60,778
Shares Issued in Lieu of Cash Distributions	11,924	5,344
Shares Redeemed	(27,283)	(15,206)
	65,603	50,916

Accumulated Net Investment Income (Loss)	$11,888	$9,687

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$16.19	$14.12	$11.00	$7.41	$7.67
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.31	(A)	0.22	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	4.02	2.38	3.24	3.57	(0.25)
Total From Investment Operations	4.38	2.69	3.46	3.73	(0.11)
Less Distributions
Net Investment Income	(0.36)	(0.29)	(0.34)	(0.14)	(0.15)
Net Realized Gains	(0.78)	(0.33)	—	—	—
Total Distributions	(1.14)	(0.62)	(0.34)	(0.14)	(0.15)
Net Asset Value, End of Period	$19.43	$16.19	$14.12	$11.00	$7.41
Total Return	28.51%	19.74%	32.10%	51.28%	(1.39)%
Net Assets, End of Period (thousands)	$4,546,071	$2,725,231	$1,658,184	$909,887	$464,578
Ratio of Expenses to Average Net Assets(B)	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.04%	2.05%	1.82%	1.97%	1.83%

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2006

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's forty-three operational portfolios and is included in this report.

The Portfolio is a Fund of Funds that invests in four Series of The DFA Investment Trust Company (the "Master Funds"):

Portfolio	Master Funds	Percentage Ownership at 11/30/06
International Small Company Portfolio	The Japanese Small Company Series	84%

	The Asia Pacific Small Company Series	87%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	91%

The Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equtiy Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation of such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

4.  New Accounting Standards: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined. The Portfolios will adopt FIN 48 effective December 1, 2007.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

On November 3, 2006, Dimensional Fund Advisors Inc., a Delaware corporation, converted its corporate form to Dimensional Fund Advisors LP, a Delaware limited partnership.

For the year ended November 30, 2006, the Portfolio's administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the

Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended November 30, 2006, there were no fees waived subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2006, the total related amounts paid by the Fund to the CCO were $129 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2006, the total liability for deferred compensation to Directors/Trustees was $73 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
	$9,202	$(2,177)	$(7,025)
The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$43,366	$37,025	$80,391
2006	90,178	123,568	213,746

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$4,447	$4,755	$9,202

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$59,885	$129,162	$189,047

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

Mark to Market	Realized Gains
$20,170	$6,396

At November 30, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$3,283,260	$1,368,466	$(98,907)	$1,269,559

F.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2006.

2.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 27, 2007. For the year ended November 30, 2006, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.18%	$6,410	11	$10	$27,371

There were no outstanding borrowings by the Portfolio under the line of credit at November 30, 2006.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2006.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Other:

At November 30, 2006, there were two shareholders that held approximately 52% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio
and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2007

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2006

EXPENSE TABLES

The Japanese Small Company Series	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$904.30	0.14%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,198.90	0.16%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.16%	$0.81

The United Kingdom Small Company Series	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,212.80	0.13%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.42	0.13%	$0.66
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,144.60	0.14%	$0.75
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2006
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The Japanese Small Company Series	22.2%	9.9%	1.1%	9.3%	3.6%	28.5%	13.3%	11.0%	0.0%	0.2%	0.7%	0.2%	100.0%
The Asia Pacific Small Company Series	21.3%	4.9%	5.9%	14.7%	6.4%	20.2%	6.1%	16.2%	0.5%	1.1%	2.5%	0.2%	100.0%
The United Kingdom Small Company Series	19.3%	4.2%	7.0%	19.5%	2.7%	32.0%	10.0%	3.4%	0.0%	0.8%	1.1%	0.0%	100.0%
The Continental Small Company Series	16.3%	6.4%	3.4%	16.5%	8.5%	26.0%	10.6%	8.7%	0.4%	0.6%	2.2%	0.4%	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (72.9%)
Consumer Discretionary — (16.0%)
K's Holdings Corp.	137,572	$3,837,821	0.3%
# Matsuzakaya Holdings Co., Ltd.	529,077	4,463,132	0.3%
Nishimatsuya Chain Co., Ltd.	228,900	3,891,858	0.3%
Resorttrust, Inc.	178,608	4,110,251	0.3%
# Sanyo Shokai, Ltd.	474,000	4,077,728	0.3%
Tokyo Style Co., Ltd.	354,000	4,007,318	0.3%
# Toyo Tire & Rubber Co., Ltd.	730,000	3,797,061	0.3%
Yoshinoya D&C Co., Ltd.	2,227	4,152,076	0.3%
Other Securities		311,155,370	19.4%
Total Consumer Discretionary		343,492,615	21.8%
Consumer Staples — (6.9%)
# Sugi Pharmacy Co., Ltd.	203,700	4,653,326	0.3%
Other Securities		142,354,090	9.0%
Total Consumer Staples		147,007,416	9.3%
Energy — (1.1%)
# Modec, Inc.	130,400	5,103,861	0.3%
Other Securities		17,897,282	1.2%
Total Energy		23,001,143	1.5%
Financials — (6.3%)
The Bank of Iwate, Ltd.	66,500	3,866,766	0.2%
# TOC Co., Ltd.	443,950	4,573,135	0.3%
Other Securities		126,199,117	8.1%
Total Financials		134,639,018	8.6%
Health Care — (2.8%)
Mochida Pharmaceutical Co., Ltd.	430,000	4,058,965	0.3%
# Nipro Corp.	202,000	4,159,230	0.3%
# Rohto Pharmaceutical Co., Ltd.	399,000	4,027,913	0.3%
Other Securities		47,636,448	2.9%
Total Health Care		59,882,556	3.8%
Industrials — (21.5%)
# Amano Corp.	283,000	3,987,639	0.3%
# Daiichi Chuo Kisen Kaisha	877,000	4,110,580	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	4,079,257	0.3%
# Hitachi Plant Technologies, Ltd.	681,570	3,855,207	0.3%
Hitachi Transport System, Ltd.	358,000	3,954,141	0.3%
# Iino Kaiun Kaisha, Ltd.	355,000	4,205,621	0.3%
# Kintetsu World Express, Inc.	120,000	4,074,419	0.3%
Kyowa Exeo Corp.	354,000	4,105,127	0.3%
# Meitec Corp.	138,800	3,976,263	0.3%
# Miura Co., Ltd.	148,600	4,580,218	0.3%
Nichias Corp.	435,000	4,617,236	0.3%
Okamura Corp.	389,000	3,859,537	0.3%
# Okumura Corp.	789,000	4,037,905	0.3%
# Organo Corp.	203,000	4,042,169	0.3%
Ryobi, Ltd.	587,000	3,922,758	0.3%
# Shima Seiki Manufacturing Co., Ltd.	133,800	4,542,041	0.3%
# Shinwa Kaiun Kaisha, Ltd.	540,000	4,170,507	0.3%
# Toyo Engineering Corp.	656,000	4,002,082	0.3%
Tsubakimoto Chain Co.	609,000	4,393,972	0.3%
Other Securities		381,304,720	23.5%
Total Industrials		459,821,399	29.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.3%)
# Capcom Co., Ltd.	217,500	$4,056,196	0.3%
Hitachi Kokusai Electric, Inc.	319,000	3,931,688	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,358,186	0.3%
# Japan Aviation Electronics Industry, Ltd.	316,000	4,248,777	0.3%
# Koei Co., Ltd.	244,400	3,985,632	0.3%
Nichicon Corp.	272,300	3,886,910	0.3%
Nihon Dempa Kogyo Co., Ltd.	72,400	4,102,191	0.3%
Nippon Chemi-Con Corp.	443,000	3,756,327	0.2%
Star Micronics Co., Ltd.	177,400	4,733,919	0.3%
Other Securities		161,832,111	10.0%
Total Information Technology		198,891,937	12.6%
Materials — (8.6%)
Adeka Corp.	359,000	3,805,911	0.2%
Nifco, Inc.	171,000	3,738,710	0.2%
# Nippon Paint Co., Ltd.	798,000	4,065,764	0.3%
Nippon Yakin Kogyo Co., Ltd.	406,000	4,737,249	0.3%
# Sanyo Special Steel Co., Ltd.	582,000	4,251,481	0.3%
# Shin-Etsu Polymer Co., Ltd.	286,100	3,904,123	0.3%
# Toho Zinc Co., Ltd.	436,000	3,995,470	0.3%
Other Securities		155,923,504	9.8%
Total Materials		184,422,212	11.7%
Other — (0.0%)
Total Other		3,873	0.0%
Utilities — (0.4%)
Total Utilities		9,672,298	0.6%
TOTAL COMMON STOCKS		1,560,834,467	99.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $7,070,000 FHLMC 6.275%(r), 09/01/36, valued at $6,503,626) to be repurchased at $6,409,771	$6,407	6,407,000	0.4%
SECURITIES LENDING COLLATERAL — (26.8%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $389,642,111 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 06/01/22 to 07/01/37 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 01/01/21 to 04/01/47, valued at $338,614,429) to be repurchased at $332,024,262	331,975	331,974,696	21.1%
@ Repurchase Agreement, Deutsche Bank Securities 5.37%, 07/02/07 (Collateralized by $85,738,107 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/11 to 04/01/38, valued at $44,070,051) to be repurchased at $43,212,377	43,206	43,205,932	2.8%
@ Repurchase Agreement, UBS Warburg LLC 5.36%, 07/02/07 (Collateralized by $305,542,496 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 08/01/33 to 11/01/35, valued at $202,983,047) to be repurchased at $199,029,629	199,000	199,000,000	12.6%
TOTAL SECURITIES LENDING COLLATERAL		574,180,628	36.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,105,105,347)^		$2,141,422,095	136.0%

  ^  The cost for federal income taxes is $2,107,914,295.

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (38.5%)
COMMON STOCKS — (38.5%)
# ABB Grain, Ltd.	610,540	$4,707,998	0.4%
# Adelaide Bank, Ltd.	443,609	5,726,517	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,806,256	0.6%
Ansell, Ltd.	602,086	6,220,339	0.6%
# APA Group	1,794,627	6,371,461	0.6%
#* Arrow Energy NL	2,258,440	5,345,071	0.5%
* Austar United Communications, Ltd.	5,107,520	7,171,250	0.6%
# Australian Infrastructure Fund	1,574,073	4,382,688	0.4%
#* Australian Worldwide Exploration, Ltd.	1,845,281	5,672,944	0.5%
# AWB, Ltd.	1,431,329	5,222,733	0.5%
# Bank of Queensland, Ltd.	456,004	6,704,533	0.6%
Beach Petroleum, Ltd.	3,615,242	4,363,426	0.4%
# Bendigo Bank, Ltd.	388,119	4,994,347	0.4%
# Cabcharge Australia, Ltd.	491,485	5,162,267	0.5%
Campbell Brothers, Ltd.	219,697	5,395,438	0.5%
# Coates Hire, Ltd.	1,086,100	5,341,315	0.5%
# ConnectEast Group	5,166,635	6,953,125	0.6%
# Corporate Express Australia, Ltd.	743,408	4,333,187	0.4%
# DUET Group	2,085,981	6,807,454	0.6%
# FKP, Ltd.	896,056	5,535,794	0.5%
Flight Centre, Ltd.	350,031	5,682,196	0.5%
Futuris Corp., Ltd.	2,990,467	7,043,565	0.6%
# GWA International, Ltd.	1,166,276	4,358,169	0.4%
# Healthscope, Ltd.	967,031	4,276,121	0.4%
# Iluka Resources, Ltd.	974,850	5,081,082	0.5%
# Incitec Pivot, Ltd.	226,180	15,245,773	1.4%
# Jones (David), Ltd.	1,811,835	8,533,260	0.8%
# Jubilee Mines NL	494,194	6,657,145	0.6%
# Kagara Zinc, Ltd.	831,710	4,484,074	0.4%
# MacArthur Coal, Ltd.	764,173	4,379,958	0.4%
Monadelphous Group, Ltd.	345,529	4,260,589	0.4%
New Hope Corp., Ltd.	3,369,563	6,303,310	0.6%
Pacific Brands, Ltd.	2,102,119	6,138,472	0.6%
Paperlinx, Ltd.	1,840,157	5,791,993	0.5%
# Primary Health Care, Ltd.	530,504	5,709,100	0.5%
# Ramsay Health Care, Ltd.	532,316	5,053,289	0.5%
Reece Australia, Ltd.	251,463	5,977,724	0.5%
#* Silex System, Ltd.	568,711	6,000,554	0.5%
# Smorgon Steel Group, Ltd.	3,274,819	7,427,333	0.7%
# Sunland Group, Ltd.	1,306,299	4,503,297	0.4%
# Transfield Services, Ltd.	768,280	7,216,606	0.6%
# United Group, Ltd.	435,638	6,139,280	0.6%
Other Securities		351,470,398	30.5%
TOTAL COMMON STOCKS		600,951,431	53.1%
PREFERRED STOCKS — (0.0%)
Other Securities		902,632	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		193,045	0.0%
TOTAL — AUSTRALIA		602,047,108	53.2%
HONG KONG — (21.9%)
COMMON STOCKS — (21.9%)
# FU JI Food & Catering Services	1,321,000	4,547,934	0.4%
#* Nan Hai Corp., Ltd.	188,572,743	6,144,654	0.6%
Pacific Basin Shipping, Ltd.	4,252,000	4,780,637	0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Ports Design, Ltd.	1,507,500	$4,240,437	0.4%
Vtech Holdings, Ltd.	657,000	5,542,680	0.5%
Other Securities		316,702,733	27.9%
TOTAL COMMON STOCKS		341,959,075	30.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		412,652	0.0%
TOTAL — HONG KONG		342,371,727	30.2%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,736	0.0%
NEW ZEALAND — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		41,814,388	3.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		81,901	0.0%
TOTAL — NEW ZEALAND		41,896,289	3.7%
SINGAPORE — (8.6%)
COMMON STOCKS — (8.5%)
Hotel Properties, Ltd.	1,675,000	6,567,881	0.6%
# Keppel Telecommunications and Transportation, Ltd.	2,058,000	4,444,562	0.4%
# Labroy Marine, Ltd.	3,343,000	5,750,820	0.5%
Other Securities		116,136,297	10.2%
TOTAL COMMON STOCKS		132,899,560	11.7%
RIGHTS/WARRANTS — (0.1%)
Other Securities		687,194	0.1%
TOTAL — SINGAPORE		133,586,754	11.8%
UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,838,009	0.3%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $7,375,000 FNMA 6.500%, 08/01/36, valued at $7,148,459) to be repurchased at $7,045,046	$7,042	7,042,000	0.6%
SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $65,159,477 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 09/25/32 to 04/01/47, valued at $64,418,167) to be repurchased at $63,164,079	63,155	63,154,650	5.6%
@ Repurchase Agreement, Deutsche Bank Securities 5.37%, 07/02/07 (Collateralized by $257,772,873 FNMA, rates ranging from 4.500% to 9.500%, maturities ranging from 04/01/12 to 03/01/38, valued at $142,508,306) to be repurchased at $139,734,866	139,714	139,714,025	12.3%
@ Repurchase Agreement, UBS Warburg LLC 5.36%, 07/02/07 (Collateralized by $393,769,000 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 07/01/20 to 10/01/36, valued at $234,389,430) to be repurchased at $229,826,741	229,793	229,792,527	20.3%
TOTAL SECURITIES LENDING COLLATERAL		432,661,202	38.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,152,336,077)^		$1,562,446,825	138.0%

  ^  The cost for federal income taxes is $1,152,383,061.

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.6%)
Consumer Discretionary — (18.1%)
Bellway P.L.C.	298,107	$7,504,948	0.6%
Bovis Homes Group P.L.C.	449,404	8,019,489	0.6%
First Choice Holidays P.L.C.	1,764,534	11,207,573	0.9%
Greene King P.L.C.	411,407	7,989,566	0.6%
Halfords Group P.L.C.	954,932	7,426,089	0.6%
Taylor Nelson Sofres P.L.C.	1,629,927	7,704,258	0.6%
* Thomas Cook Group P.L.C.	1,643,447	10,692,736	0.9%
Other Securities		166,894,756	13.3%
Total Consumer Discretionary		227,439,415	18.1%
Consumer Staples — (4.3%)
Dairy Crest Group P.L.C.	540,816	7,357,961	0.6%
Marston's P.L.C.	1,139,704	9,037,582	0.7%
Other Securities		37,413,572	3.0%
Total Consumer Staples		53,809,115	4.3%
Energy — (7.1%)
* Dana Petroleum P.L.C.	337,760	7,387,439	0.6%
Expro International Group P.L.C.	429,435	8,387,155	0.7%
* Premier Oil P.L.C.	335,038	7,473,323	0.6%
* Soco International P.L.C.	294,449	11,342,673	0.9%
Wood Group (John) P.L.C.	1,504,358	10,150,171	0.8%
Other Securities		43,884,258	3.5%
Total Energy		88,625,019	7.1%
Financials — (16.7%)
Aberdeen Asset Management P.L.C.	2,223,016	8,694,946	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	9,070,980	0.7%
Brixton P.L.C.	952,536	8,339,557	0.7%
Derwent London P.L.C.	400,762	14,695,223	1.2%
Great Portland Estates P.L.C.	722,131	9,578,723	0.8%
Henderson Group P.L.C.	3,717,144	11,664,131	0.9%
Hiscox, Ltd.	1,606,168	9,169,626	0.7%
Other Securities		137,433,951	10.9%
Total Financials		208,647,137	16.6%
Health Care — (3.1%)
Total Health Care		39,015,147	3.1%
Industrials — (34.2%)
Aggreko P.L.C.	1,047,234	11,992,788	1.0%
Amec P.L.C.	683,554	8,009,651	0.6%
Arriva P.L.C.	577,614	7,932,893	0.6%
Atkins (WS) P.L.C.	445,124	9,097,127	0.7%
Babcock International Group P.L.C.	857,669	9,260,199	0.7%
Carillion P.L.C.	1,140,139	9,189,488	0.7%
* Charter P.L.C.	561,590	12,392,105	1.0%
Cookson Group P.L.C.	694,799	9,840,391	0.8%
Davis Service Group P.L.C.	701,142	8,727,870	0.7%
De La Rue P.L.C.	3	10,524,908	0.8%
* easyJet P.L.C.	742,283	7,774,047	0.6%
Forth Ports P.L.C.	187,302	6,916,635	0.6%
Go-Ahead Group P.L.C.	178,245	9,329,187	0.7%
Homeserve P.L.C.	238,474	8,552,381	0.7%
Intertek Group P.L.C.	531,200	10,424,731	0.8%
* Invensys P.L.C.	1,628,063	12,400,585	1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Michael Page International P.L.C.	1,224,495	$12,864,495	1.0%
Morgan Crucible Company P.L.C.	1,212,085	7,020,762	0.6%
Regus Group P.L.C.	3,865,759	10,420,162	0.8%
SIG P.L.C.	445,720	11,834,043	0.9%
VT Group P.L.C.	708,023	8,325,884	0.7%
Weir Group P.L.C.	853,629	12,501,441	1.0%
Other Securities		213,173,930	17.2%
Total Industrials		428,505,703	34.2%
Information Technology — (11.6%)
* Autonomy Corp. P.L.C.	696,972	9,997,447	0.8%
Electrocomponents P.L.C.	1,319,110	6,924,596	0.6%
Halma P.L.C.	1,554,692	7,486,677	0.6%
Laird Group P.L.C.	696,658	7,607,506	0.6%
Misys P.L.C.	2,032,165	9,517,289	0.8%
Spectris P.L.C.	508,179	9,213,862	0.7%
Other Securities		94,770,836	7.5%
Total Information Technology		145,518,213	11.6%
Materials — (3.6%)
DS Smith P.L.C.	1,629,320	7,536,634	0.6%
Other Securities		37,534,741	3.0%
Total Materials		45,071,375	3.6%
Other — (0.0%)
Total Other		549	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		10,336,348	0.8%
Utilities — (0.1%)
Total Utilities		1,674,739	0.1%
TOTAL COMMON STOCKS		1,248,642,760	99.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $330,000 FNMA 6.500%, 08/01/36, valued at $319,863) to be repurchased at $315,136	$315	315,000	0.0%
SECURITIES LENDING COLLATERAL — (0.4%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $1,815,562 FNMA 5.500%, 09/25/32, valued at $2,209,234) to be repurchased at $2,165,915	2,166	2,165,592	0.2%
@ Repurchase Agreement, UBS Warburg LLC 5.36%, 07/02/07 (Collateralized by $3,325,000 FNMA 4.500%, 07/01/20, valued at $2,618,275) to be repurchased at $2,565,040	2,565	2,564,658	0.2%
TOTAL SECURITIES LENDING COLLATERAL		4,730,250	0.4%
TOTAL INVESTMENTS — (100.0%) (Cost $767,480,315)^		$1,253,688,010	99.9%

  ^  The cost for federal income taxes is $767,489,356.

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.7%)
COMMON STOCKS — (1.7%)
# Andritz AG	109,548	$7,214,489	0.3%
Other Securities		44,250,119	1.9%
TOTAL — AUSTRIA		51,464,608	2.2%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & Van Haaren SA	85,898	8,303,899	0.4%
Bekaert SA	59,440	8,717,389	0.4%
Omega Pharma SA	87,533	7,577,575	0.3%
Other Securities		75,155,058	3.1%
TOTAL COMMON STOCKS		99,753,921	4.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		117	0.0%
TOTAL — BELGIUM		99,754,038	4.2%
DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		86,800,192	3.7%
FINLAND — (5.1%)
COMMON STOCKS — (5.1%)
# KCI Konecranes Oyj	255,800	10,689,819	0.5%
Nokian Renkaat Oyj	384,580	13,473,245	0.6%
Ramirent Oyj	314,560	8,517,621	0.4%
# TietoEnator Oyj	291,429	9,363,742	0.4%
Uponor Oyj Series A	216,400	8,413,260	0.4%
Other Securities		99,819,251	4.0%
TOTAL — FINLAND		150,276,938	6.3%
FRANCE — (9.7%)
COMMON STOCKS — (9.7%)
Nexans SA	78,576	13,043,082	0.6%
# SCOR SE (B1LB9P6)	282,143	7,658,795	0.3%
Somfy SA	22,900	7,441,317	0.3%
Other Securities		257,569,766	10.8%
TOTAL COMMON STOCKS		285,712,960	12.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		43,438	0.0%
TOTAL — FRANCE		285,756,398	12.0%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Bilfinger Berger AG	136,777	12,124,289	0.5%
# Conergy AG	94,598	7,307,575	0.3%
* Freenet AG	236,364	7,780,162	0.3%
MTU Aero Engines Holding AG	144,740	9,411,140	0.4%
#* QIAGEN NV	516,893	9,223,693	0.4%
Rhoen-Klinikum AG	149,404	8,965,333	0.4%
#* SGL Carbon AG	228,535	9,455,252	0.4%
# Stada Arzneimittel AG	164,610	10,485,971	0.5%
Wincor Nixdorf AG	117,600	10,723,002	0.5%
Other Securities		261,374,028	10.9%
TOTAL COMMON STOCKS		346,850,445	14.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,275	0.0%
TOTAL — GERMANY		346,852,720	14.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (4.0%)
COMMON STOCKS — (4.0%)
Bank of Greece	61,332	$7,625,899	0.3%
Other Securities		109,528,657	4.6%
TOTAL — GREECE		117,154,556	4.9%
IRELAND — (2.5%)
COMMON STOCKS — (2.5%)
DCC P.L.C.	324,316	10,911,086	0.5%
IAWS Group P.L.C.	368,887	7,714,391	0.3%
Other Securities		54,234,189	2.3%
TOTAL COMMON STOCKS		72,859,666	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,288	0.0%
TOTAL — IRELAND		72,861,954	3.1%
ITALY — (6.7%)
COMMON STOCKS — (6.7%)
# Azimut Holding SpA	445,446	7,606,367	0.3%
* Impregilo SpA	1,144,479	8,802,726	0.4%
Other Securities		181,458,009	7.6%
TOTAL COMMON STOCKS		197,867,102	8.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		72,119	0.0%
TOTAL — ITALY		197,939,221	8.3%
NETHERLANDS — (7.4%)
COMMON STOCKS — (7.4%)
Aalberts Industries NV	372,614	10,207,149	0.4%
Hagemeyer NV	1,941,147	10,002,620	0.4%
Imtech NV	87,055	7,536,254	0.3%
# Koninklijke Bam Groep NV	436,318	12,333,729	0.5%
Koninklijke Boskalis Westminster NV	223,109	8,856,257	0.4%
Nutreco Holding NV	146,191	10,656,903	0.5%
OPG Groep NV	218,634	7,964,425	0.3%
* Tele Atlas NV	351,470	7,519,424	0.3%
USG People NV	196,365	9,213,339	0.4%
Other Securities		135,354,944	5.8%
TOTAL — NETHERLANDS		219,645,044	9.3%
NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		83,054,254	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,149	0.0%
TOTAL — NORWAY		83,071,403	3.5%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		32,653,492	1.4%
SPAIN — (4.1%)
COMMON STOCKS — (4.1%)
# SOS Cuetara SA	363,709	7,290,001	0.3%
Other Securities		115,223,815	4.9%
TOTAL — SPAIN		122,513,816	5.2%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (5.1%)
COMMON STOCKS — (5.1%)
JM AB	280,673	$8,491,618	0.4%
Other Securities		142,497,064	6.0%
TOTAL COMMON STOCKS		150,988,682	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1	0.0%
TOTAL — SWEDEN		150,988,683	6.4%
SWITZERLAND — (11.5%)
COMMON STOCKS — (11.4%)
* Actelion, Ltd.	179,720	8,004,199	0.3%
Bank Sarasin & Cie Series B	1,778	7,560,794	0.3%
Barry Callebaut AG	10,927	8,271,555	0.4%
Clariant AG	794,519	12,860,821	0.5%
Converium Holding AG	469,711	8,641,452	0.4%
George Fisher AG	11,518	8,692,264	0.4%
Kuoni Reisen Holding AG	13,794	8,293,585	0.4%
# Lonza Group AG	129,327	11,865,851	0.5%
PSP Swiss Property AG	148,025	8,294,569	0.4%
Rieters Holdings AG	15,890	8,306,221	0.4%
Sika AG	8,623	17,534,315	0.7%
Sulzer AG	14,002	18,098,078	0.8%
Valiant Holding AG	60,231	8,644,809	0.4%
Other Securities		203,759,355	8.4%
TOTAL COMMON STOCKS		338,827,868	14.3%
PREFERRED STOCKS — (0.1%)
Other Securities		1,785,780	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,454	0.0%
TOTAL — SWITZERLAND		340,637,102	14.3%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		926,226	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $2,370,000 FNMA 6.500%, 08/01/36, valued at $2,297,200) to be repuchased at $2,259,977	$2,259	2,259,000	0.1%
SECURITIES LENDING COLLATERAL — (20.2%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $371,808,887 FHLMC, rates ranging from 4.396%(r) to 7.500%, maturities ranging from 08/14/22 to 06/01/47 & FNMA, rates ranging from 3.673%(r) to 7.500%, maturities ranging from 01/01/17 to 03/01/47, valued at $273,583,200) to be repurchased at $268,258,396	268,218	268,218,350	11.3%
@ Repurchase Agreement, Deutsche Bank Securities 5.37%, 07/02/07 (Collateralized by $269,738 FHLMC 6.000%, 04/15/37, valued at $72,887) to be repurchased at $71,469	71	71,458	0.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Merrill Lynch Government 5.35%, 07/02/07 (Collateralized by $539,775,295 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 11/01/25 to 06/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/17 to 04/01/29, valued at $338,640,305) to be repurchased at $332,049,339	$332,000	$332,000,000	14.0%
TOTAL SECURITIES LENDING COLLATERAL		600,289,808	25.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,941,874,435)^		$2,961,845,199	124.8%

  ^  The cost for federal income taxes is $1,941,875,391.

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (94.6%)
Consumer Discretionary — (9.2%)
Astral Media, Inc. Class A	14,800	$586,859	0.7%
Cogeco Cable, Inc. Subordinate Voting	14,800	639,099	0.8%
Corus Entertainment, Inc. Class B Non-Voting	17,300	809,417	1.0%
Dorel Industries, Inc. Class B Subordinate Voting	17,000	582,014	0.7%
Linamar Corp.	34,500	636,400	0.8%
* Martinrea International, Inc.	33,500	519,521	0.6%
Reitmans Canada, Ltd.	29,100	629,123	0.7%
# Torstar Corp. Class B Non-Voting	33,700	650,748	0.8%
Other Securities		2,832,469	3.3%
Total Consumer Discretionary		7,885,650	9.4%
Consumer Staples — (3.6%)
New Maple Leaf Foods, Inc.	38,400	585,417	0.7%
Rothmans, Inc.	41,400	808,762	1.0%
* Saskatchewan Wheat Pool, Inc.	82,600	851,394	1.0%
* SunOpta, Inc.	46,200	515,670	0.6%
Other Securities		341,262	0.4%
Total Consumer Staples		3,102,505	3.7%
Energy — (23.6%)
* Compton Petroleum Corp.	52,400	520,434	0.6%
* Galleon Energy, Inc. Class A	31,500	513,640	0.6%
* Highpine Oil & Gas, Ltd.	42,100	565,154	0.7%
* Oilexco, Inc.	58,300	703,267	0.8%
* Paramount Resources, Ltd. Class A	32,000	618,521	0.7%
Pason Systems, Inc.	34,200	535,514	0.6%
*# Petrobank Energy & Resources, Ltd.	38,300	960,691	1.1%
* Savanna Energy Services Corp.	31,500	585,792	0.7%
Shawcor, Ltd.	30,100	921,437	1.1%
* Tesco Corp.	17,800	557,602	0.7%
* UEX Corp.	80,900	565,787	0.7%
* UTS Energy Corp.	94,800	535,739	0.6%
Other Securities		12,666,159	15.2%
Total Energy		20,249,737	24.1%
Financials — (6.7%)
Canadian Western Bank	34,800	920,922	1.1%
* Dundee Corp. Class A Subordinate Voting	12,500	818,470	1.0%
Dundee Wealth Management, Inc.	51,100	779,512	0.9%
Home Capital Group, Inc.	17,100	592,340	0.7%
Northbridge Financial Corp.	22,200	726,280	0.9%
Other Securities		1,887,851	2.2%
Total Financials		5,725,375	6.8%
Health Care — (4.6%)
Total Health Care		3,916,836	4.6%
Industrials — (9.6%)
* Flint Energy Services, Ltd.	21,300	569,866	0.7%
Quebecor World, Inc.	52,300	639,727	0.8%
Russel Metals, Inc.	42,100	1,213,302	1.4%
* Stantec, Inc.	25,400	833,592	1.0%
Toromont Industries, Ltd.	29,100	788,111	0.9%
Transcontinental, Inc. Class A	40,600	803,806	1.0%
Other Securities		3,395,546	4.0%
Total Industrials		8,243,950	9.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.8%)
* MacDonald Dettweiler & Associates, Ltd.	20,300	$839,632	1.0%
* Open Text Corp.	29,900	652,313	0.8%
Other Securities		4,324,018	5.1%
Total Information Technology		5,815,963	6.9%
Materials — (29.6%)
* Breakwater Resources, Ltd.	214,700	554,260	0.7%
* Canfor Corp.	48,400	610,197	0.7%
CCL Industries, Inc. Class B Non-Voting	14,000	513,344	0.6%
* Crystallex International Corp.	147,100	608,975	0.7%
* Eastern Platinum, Ltd.	294,900	656,102	0.8%
* Eldorado Gold Corp.	89,400	525,364	0.6%
* Equinox Minerals, Ltd.	280,500	908,449	1.1%
* FNX Mining Co., Inc.	21,125	640,566	0.8%
* Major Drilling Group International, Inc.	12,300	514,978	0.6%
* Northern Orion Resources, Inc.	94,100	534,433	0.6%
* Sino-Forest Corp.	71,600	1,031,067	1.2%
* Thompson Creek Metals Company, Inc.	50,800	754,429	0.9%
West Fraser Timber Co., Ltd.	3	783,056	0.9%
Other Securities		16,751,893	20.0%
Total Materials		25,387,113	30.2%
Telecommunication Services — (0.0%)
Total Telecommunication Services		42,680	0.0%
Utilities — (0.9%)
Total Utilities		797,812	0.9%
TOTAL COMMON STOCKS		81,167,621	96.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/03/07 (Collateralized by $775,000 FNMA 3.500%, 03/25/33, valued at $153,891) to be repurchased at $151,087	$151	151,000	0.2%
SECURITIES LENDING COLLATERAL — (5.2%)
@ Repurchase Agreement, Bear Sterns & Co. 5.30%, 07/02/07 (Collateralized by $4,571,362 FFCB 3.375%, 01/15/09, valued at $4,550,770) to be repurchased at $4,461,539	4,461	4,460,882	5.3%
TOTAL INVESTMENTS — (100.0%) (Cost $82,371,286)^		$85,779,503	101.9%

  ^  The cost for federal income taxes is $82,371,286.

See accompanying notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.0%)
Consumer Discretionary — (16.7%)
Exedy Corp.	129,400	$3,988,572	0.3%
Gigas K's Denki Corp.	137,572	3,768,182	0.3%
# Kayaba Industry Co., Ltd.	709,000	3,416,083	0.3%
#* Matsuzakaya Holdings Co., Ltd.	529,077	3,633,676	0.3%
Nippon Seiki Co., Ltd.	188,000	4,341,993	0.3%
Nishimatsuya Chain Co., Ltd.	179,400	3,474,133	0.3%
Nissin Kogyo Co., Ltd.	139,200	3,336,780	0.2%
# Resorttrust, Inc.	131,840	3,637,295	0.3%
# Right On Co., Ltd.	93,725	3,386,087	0.3%
# Sanrio Co., Ltd.	268,400	3,828,217	0.3%
Tokyo Style Co., Ltd.	313,000	3,396,013	0.3%
# Yoshinoya D&C Co., Ltd.	2,042	3,345,496	0.2%
# Zenrin Co., Ltd.	117,900	3,279,711	0.2%
Other Securities		258,345,028	18.4%
Total Consumer Discretionary		305,177,266	22.0%
Consumer Staples — (7.5%)
# Kagome Co., Ltd.	272,200	3,769,617	0.3%
Katokichi Co., Ltd.	475,200	3,500,253	0.3%
# Sugi Pharmacy Co., Ltd.	181,600	3,342,148	0.2%
Other Securities		126,980,697	9.1%
Total Consumer Staples		137,592,715	9.9%
Energy — (0.8%)
Total Energy		14,608,507	1.1%
Financials — (7.0%)
# The Aichi Bank, Ltd.	28,700	3,359,629	0.2%
Daibiru Corp.	301,000	3,362,878	0.2%
# Tokyu Livable, Inc.	44,100	3,330,352	0.2%
Other Securities		117,563,037	8.6%
Total Financials		127,615,896	9.2%
Health Care — (2.7%)
Mochida Pharmaceutical Co., Ltd.	412,000	3,405,541	0.3%
# Nipro Corp.	193,000	3,512,653	0.3%
# Rohto Pharmaceutical Co., Ltd.	344,000	3,650,069	0.3%
Other Securities		39,296,430	2.7%
Total Health Care		49,864,693	3.6%
Industrials — (21.4%)
Central Glass Co., Ltd.	617,000	3,574,544	0.3%
# Hitachi Plant Technologies, Ltd.	617,570	3,274,297	0.2%
Hitachi Transport System, Ltd.	345,000	3,674,460	0.3%
Japan Airport Terminal Co., Ltd.	305,700	3,451,923	0.3%
Makino Milling Machine Co., Ltd.	345,000	3,773,802	0.3%
# Meitec Corp.	115,600	3,677,433	0.3%
Miura Co., Ltd.	132,400	3,412,349	0.3%
Okamura Corp.	341,000	3,785,640	0.3%
Ryobi, Ltd.	519,000	4,171,557	0.3%
# Tadano, Ltd.	392,000	4,231,054	0.3%
# Tokyo Leasing Co., Ltd.	203,300	3,319,429	0.2%
Tsubakimoto Chain Co.	609,000	3,393,398	0.3%
# UFJ Central Leasing Co., Ltd.	69,000	3,424,326	0.3%
Other Securities		343,096,308	24.5%
Total Industrials		390,260,520	28.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (10.1%)
Canon Electronics, Inc.	88,000	$3,799,385	0.3%
# Hitachi Kokusai Electric, Inc.	319,000	3,730,441	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	3,620,441	0.3%
# Horiba, Ltd.	103,000	3,444,273	0.3%
Komatsu Electronics Metals Co., Ltd.	88,200	5,139,038	0.4%
# Mitsumi Electric Co., Ltd.	228,000	3,942,140	0.3%
Star Micronics Co., Ltd.	174,000	3,480,727	0.3%
# Sumisho Computer Systems Corp.	160,100	3,903,032	0.3%
# TIS, Inc.	145,000	3,462,009	0.3%
Other Securities		149,528,106	10.5%
Total Information Technology		184,049,592	13.3%
Materials — (8.2%)
Nifco, Inc.	171,000	3,685,499	0.3%
Nihon Parkerizing Co., Ltd.	204,000	3,636,805	0.3%
Nippon Paint Co., Ltd.	798,000	4,248,298	0.3%
NOF Corp.	633,000	3,396,847	0.2%
Shin-Etsu Polymer Co., Ltd.	243,000	3,318,969	0.2%
# Tokai Carbon Co., Ltd.	651,360	4,462,947	0.3%
Other Securities		127,528,736	9.2%
Total Materials		150,278,101	10.8%
Other — (0.0%)
Total Other		4,121	0.0%
Telecommunication Services — (0.1%)
Total Telecommunication Services		2,615,905	0.2%
Utilities — (0.5%)
Total Utilities		9,017,274	0.6%
TOTAL COMMON STOCKS		1,371,084,590	98.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.0%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $4,080,825 FHLMC 5.000%, 04/15/34, valued at $4,110,874) to be repurchased at $4,030,268	$4,030	4,029,674	0.3%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,902,115 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 05/01/11 to 11/01/36, valued at $237,124,500) to be repurchased at $232,509,290	232,475	232,475,000	16.8%
@ Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $67,150,000 FHLMC 5.500%, 11/01/22 & FNMA 5.000%, 01/01/19, valued at $29,176,296) to be repurchased at $28,607,517	28,603	28,603,298	2.0%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $38,115,000 FNMA 3.50%, 03/25/33, valued at $9,385,774) to be repurchased at $9,248,333	9,247	9,247,000	0.7%
@ Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $325,200,000 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 03/01/13 to 11/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 12/01/16 to 07/01/35, valued at $186,663,784) to be repurchased at $183,026,993	183,000	183,000,000	13.2%
TOTAL TEMPORARY CASH INVESTMENTS		457,354,972	33.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,792,819,457)		$1,828,439,562	131.9%

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (41.9%)
COMMON STOCKS — (41.8%)
# ABB Grain, Ltd.	585,203	$3,210,410	0.4%
Adelaide Bank, Ltd.	428,992	4,409,561	0.6%
Adelaide Brighton, Ltd.	2,191,287	4,537,821	0.6%
# Ansell, Ltd.	602,086	5,549,323	0.7%
#* Austar United Communications, Ltd.	5,032,941	4,932,722	0.7%
# Australian Pipeline Trust	1,269,397	4,249,252	0.6%
#* Australian Worldwide Exploration, Ltd.	1,801,281	4,383,899	0.6%
# AWB, Ltd.	1,409,550	3,166,193	0.4%
# Bank of Queensland, Ltd.	416,079	5,044,300	0.7%
# Beach Petroleum, Ltd.	2,731,453	3,066,013	0.4%
# Bendigo Bank, Ltd.	381,292	4,233,055	0.6%
# Cabcharge Australia, Ltd.	454,438	3,242,899	0.4%
Campbell Brothers, Ltd.	208,178	3,483,932	0.5%
Coates Hire, Ltd.	1,064,671	4,656,879	0.6%
# ConnectEast Group	4,986,229	5,781,548	0.8%
# Corporate Express Australia, Ltd.	712,055	3,183,546	0.4%
DCA Group, Ltd.	1,820,485	4,924,641	0.7%
# DUET Group	1,491,647	3,433,340	0.5%
# FKP, Ltd.	839,181	4,092,398	0.6%
Flight Centre, Ltd.	350,031	4,647,591	0.6%
Futuris Corp., Ltd.	2,840,292	4,233,075	0.6%
# Great Southern Plantations, Ltd.	1,304,118	3,124,861	0.4%
# Gunns, Ltd.	1,354,811	3,108,397	0.4%
GWA International, Ltd.	1,110,557	3,294,168	0.4%
#* Hardman Resources, Ltd.	2,750,141	4,472,609	0.6%
# Healthscope, Ltd.	943,956	4,040,347	0.5%
# Iluka Resources, Ltd.	784,920	4,334,831	0.6%
# Incitec Pivot, Ltd.	226,180	6,126,204	0.8%
# Jones (David), Ltd.	1,777,508	5,340,585	0.7%
# Jubilee Mines NL	494,194	5,322,865	0.7%
#* Kagara Zinc, Ltd.	793,205	4,552,458	0.6%
Pacific Brands, Ltd.	2,047,113	4,293,548	0.6%
Paperlinx, Ltd.	1,762,482	5,484,488	0.7%
# Primary Health Care, Ltd.	508,734	5,120,806	0.7%
# Ramsay Health Care, Ltd.	430,216	3,743,977	0.5%
Reece Australia, Ltd.	251,463	3,968,775	0.5%
Rural Press, Ltd.	487,796	4,562,419	0.6%
Smorgon Steel Group, Ltd.	3,274,819	4,514,684	0.6%
# Southern Cross Broadcasting (Australia), Ltd.	259,672	3,271,459	0.4%
# Ten Network Holdings, Ltd.	1,658,273	4,515,694	0.6%
Transfield Services, Ltd.	768,280	5,483,036	0.7%
# United Group, Ltd.	393,438	4,325,763	0.6%
Other Securities		249,266,883	33.3%
TOTAL COMMON STOCKS		430,731,255	57.5%
PREFERRED STOCKS — (0.1%)
Other Securities		654,646	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		396,425	0.0%
TOTAL — AUSTRALIA		431,782,326	57.6%
CANADA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		4,527	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
* China Insurance International Holdings Co., Ltd.	3,512,000	$3,745,762	0.5%
# COFCO International, Ltd.	4,150,000	3,625,934	0.5%
# First Pacific Co., Ltd.	6,992,000	3,546,936	0.5%
Guangzhou Investment Co., Ltd.	15,476,000	3,881,090	0.5%
# Li Ning Co., Ltd.	2,733,000	3,636,949	0.5%
Prime Success International Group, Ltd.	4,328,000	3,605,424	0.5%
Vtech Holdings, Ltd.	588,000	3,697,774	0.5%
Other Securities		184,960,141	24.6%
TOTAL COMMON STOCKS		210,700,010	28.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		62,295	0.0%
TOTAL — HONG KONG		210,762,305	28.1%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,565	0.0%
NEW ZEALAND — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		25,495,203	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		66,200	0.0%
TOTAL — NEW ZEALAND		25,561,403	3.4%
SINGAPORE — (7.1%)
COMMON STOCKS — (7.1%)
# Labroy Marine, Ltd.	3,343,000	4,040,465	0.5%
Other Securities		68,706,988	9.2%
TOTAL COMMON STOCKS		72,747,453	9.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		306,172	0.1%
TOTAL — SINGAPORE		73,053,625	9.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (28.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $2,784,907 FHLMC 5.000%, 04/15/34, valued at $2,805,414) to be repurchased at $2,750,406	$2,750	2,750,000	0.4%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $363,449,316 FNMA, rates ranging from 4.000% to 9.500%, maturities ranging from 01/01/18 to 11/01/36, valued at $237,048,000) to be repurchased at $232,434,279	232,400	232,400,000	31.0%
@ Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $71,199,438 FHLMC 5.500%, 11/01/22 & FNMA 5.500%, 11/01/34, valued at $37,553,744) to be repurchased at $36,821,063	36,816	36,815,633	4.9%
@ Repurchase Agreement, Merrill Lynch 5.32%, 12/01/06 (Collateralized by $16,925,000 FNMA 6.500%, 09/01/36, valued at $17,145,540) to be repurchased at $16,807,578	16,805	16,805,095	2.2%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,706,000 FHLMC 5.82%, 06/01/36, valued at $1,657,388) to be repurchased at $1,632,235	1,632	1,632,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		290,402,728	38.7%
TOTAL INVESTMENTS — (100.0%) (Cost $877,926,438)		$1,031,570,479	137.6%

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.2%)
Consumer Discretionary — (19.2%)
Bellway P.L.C.	356,982	$10,259,284	0.9%
Bovis Homes Group P.L.C.	449,404	8,954,456	0.8%
First Choice Holidays P.L.C.	1,764,534	8,909,157	0.8%
Greene King P.L.C.	522,707	10,647,604	1.0%
* MyTravel Group P.L.C.	1,643,447	7,106,816	0.6%
Redrow P.L.C.	577,763	7,474,818	0.7%
Taylor Nelson Sofres P.L.C.	1,605,792	6,294,413	0.6%
Wetherspoon (J.D.) P.L.C.	552,111	7,034,605	0.6%
Other Securities		149,504,821	13.3%
Total Consumer Discretionary		216,185,974	19.3%
Consumer Staples — (4.2%)
Wolverhampton & Dudley Breweries P.L.C.	284,926	8,871,052	0.8%
Other Securities		38,371,512	3.4%
Total Consumer Staples		47,242,564	4.2%
Energy — (6.9%)
Burren Energy P.L.C.	421,226	7,610,677	0.7%
* Dana Petroleum P.L.C.	319,654	7,796,130	0.7%
* Premier Oil P.L.C.	295,932	7,867,209	0.7%
*# Soco International P.L.C.	277,409	7,366,892	0.7%
* Venture Production P.L.C.	434,519	7,305,206	0.6%
Wood Group (John) P.L.C.	1,504,358	6,971,929	0.6%
Other Securities		32,339,589	2.9%
Total Energy		77,257,632	6.9%
Financials — (19.3%)
Aberdeen Asset Management P.L.C.	2,223,016	7,531,385	0.7%
Brit Insurance Holdings P.L.C.	1,252,614	7,491,886	0.7%
Brixton P.L.C.	952,536	10,235,346	0.9%
Capital & Regional P.L.C.	275,300	7,242,259	0.6%
Collins Stewart Tullett P.L.C.	407,502	6,865,286	0.6%
Derwent Valley Holdings P.L.C.	224,683	8,427,441	0.8%
Great Portland Estates P.L.C.	722,131	8,713,179	0.8%
* Henderson Group P.L.C.	3,396,725	8,322,016	0.7%
Hiscox P.L.C.	1,606,168	8,351,028	0.7%
London Merchant Securities P.L.C.	1,425,531	7,871,493	0.7%
Shaftesbury P.L.C.	572,839	7,667,113	0.7%
Other Securities		128,500,326	11.5%
Total Financials		217,218,758	19.4%
Health Care — (2.7%)
Total Health Care		30,099,953	2.7%
Industrials — (31.8%)
Aggreko P.L.C.	979,669	7,595,866	0.7%
Arriva P.L.C.	577,614	7,916,086	0.7%
Carillion P.L.C.	1,066,439	8,061,777	0.7%
* Charter P.L.C.	561,590	9,588,551	0.9%
Cookson Group P.L.C.	694,799	8,116,894	0.7%
Davis Service Group P.L.C.	645,338	6,469,953	0.6%
De La Rue P.L.C.	632,781	7,999,202	0.7%
* easyJet P.L.C.	1,032,000	12,100,378	1.1%
Enodis P.L.C.	1,616,238	6,519,159	0.6%
Forth Ports P.L.C.	171,300	6,793,929	0.6%
Go-Ahead Group P.L.C.	167,245	6,980,692	0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Homeserve P.L.C.	238,474	$8,489,111	0.8%
Intertek Group P.L.C.	512,085	7,791,522	0.7%
* Invensys P.L.C.	1,929,073	9,948,540	0.9%
Laing (John) P.L.C.	848,681	6,722,929	0.6%
Michael Page International P.L.C.	1,224,495	9,837,808	0.9%
* Regus Group P.L.C.	3,628,946	7,964,410	0.7%
SIG P.L.C.	445,720	8,486,122	0.8%
Weir Group P.L.C.	769,429	7,937,032	0.7%
Other Securities		202,339,498	18.0%
Total Industrials		357,659,459	32.0%
Information Technology — (9.9%)
Electrocomponents P.L.C.	1,319,110	7,326,861	0.7%
Halma P.L.C.	1,554,692	6,601,320	0.6%
Misys P.L.C.	1,682,514	7,130,234	0.6%
Spectris P.L.C.	508,179	6,886,545	0.6%
Other Securities		83,721,605	7.5%
Total Information Technology		111,666,565	10.0%
Materials — (3.3%)
Total Materials		37,522,530	3.4%
Other — (0.0%)
Total Other		19,322	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		8,566,667	0.8%
Utilities — (1.1%)
Viridian Group P.L.C.	393,733	10,232,827	0.9%
Other Securities		2,409,923	0.2%
Total Utilities		12,642,750	1.1%
TOTAL COMMON STOCKS		1,116,082,174	99.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		87,591	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $5,768,675 FHLMC 5.000%, 04/15/34, valued at $5,811,152) to be repurchased at $5,697,208	$5,696	5,696,368	0.5%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $3,108,000 FHLMC 5.82%, 06/01/36, valued at $3,019,439) to be repurchased at $2,974,429	2,974	2,974,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		8,670,368	0.8%
TOTAL INVESTMENTS — (100.0%) (Cost $722,319,437)		$1,124,840,133	100.6%

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
Boehler-Uddeholm AG	104,608	$6,662,280	0.3%
Other Securities		34,862,070	1.9%
TOTAL COMMON STOCKS		41,524,350	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		567	0.0%
TOTAL — AUSTRIA		41,524,917	2.2%
BELGIUM — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		63,740,725	3.4%
DENMARK — (3.6%)
COMMON STOCKS — (3.6%)
Other Securities		77,681,594	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		20,768	0.0%
TOTAL — DENMARK		77,702,362	4.1%
FINLAND — (5.0%)
COMMON STOCKS — (5.0%)
Amer Sports Oyj Series A	269,460	6,151,529	0.3%
# Huhtamaki Oyj	322,600	6,066,404	0.3%
KCI Konecranes Oyj	255,800	6,520,673	0.4%
Nokian Renkaat Oyj	379,540	7,879,410	0.4%
Uponor Oyj Series A	203,800	6,680,088	0.4%
Other Securities		75,467,192	4.0%
TOTAL COMMON STOCKS		108,765,296	5.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		178,383	0.0%
TOTAL — FINLAND		108,943,679	5.8%
FRANCE — (10.6%)
COMMON STOCKS — (10.6%)
*# Compagnie Generale de Geophysique SA	37,105	7,450,386	0.4%
Fimalac SA	111,143	10,117,109	0.5%
# Havas SA	1,035,703	5,718,435	0.3%
Nexans SA	78,576	8,466,202	0.5%
# SCOR SA	2,821,430	8,068,730	0.4%
Somfy SA	22,900	5,741,319	0.3%
Other Securities		184,767,307	9.9%
TOTAL COMMON STOCKS		230,329,488	12.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		78,917	0.0%
TOTAL — FRANCE		230,408,405	12.3%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Bilfinger Berger AG	136,777	8,524,911	0.5%
IVG Immobilien AG	143,237	5,601,608	0.3%
* MTU Aero Engines Holding AG	144,740	5,928,604	0.3%
*# QIAGEN NV	481,837	7,043,808	0.4%
Rhoen-Klinikum AG	149,004	6,723,692	0.4%
Stada Arzneimittel AG	164,610	8,748,560	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
United Internet AG	371,216	$5,685,345	0.3%
* Wincor Nixdorf AG	58,800	8,461,206	0.5%
Other Securities		197,053,176	10.3%
TOTAL COMMON STOCKS		253,770,910	13.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26,705	0.0%
TOTAL — GERMANY		253,797,615	13.5%
GREECE — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		84,537,577	4.5%
PREFERRED STOCKS — (0.0%)
Other Securities		37,861	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		74,418	0.0%
TOTAL — GREECE		84,649,856	4.5%
IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
DCC P.L.C.	324,316	9,894,632	0.5%
FBD Holdings P.L.C.	132,521	7,147,857	0.4%
IAWS Group P.L.C.	368,887	9,093,092	0.5%
Other Securities		39,565,340	2.1%
TOTAL — IRELAND		65,700,921	3.5%
ITALY — (7.2%)
COMMON STOCKS — (7.2%)
# Banco Piccolo Valellinese Scarl SpA	314,205	5,521,102	0.3%
Valentino Fashion Group SpA	150,000	5,877,030	0.3%
Other Securities		145,116,798	7.8%
TOTAL — ITALY		156,514,930	8.4%
NETHERLANDS — (5.9%)
COMMON STOCKS — (5.9%)
Aalberts Industries NV	74,143	6,029,165	0.3%
*# Hagemeyer NV	1,576,607	7,518,225	0.4%
Nutreco Holding NV	100,349	6,211,607	0.3%
Other Securities		108,627,703	5.9%
TOTAL — NETHERLANDS		128,386,700	6.9%
NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
# Prosafe ASA	88,380	6,033,306	0.3%
* TGS Nopec Geophysical Co. ASA	316,440	6,149,275	0.3%
Other Securities		64,414,669	3.5%
TOTAL — NORWAY		76,597,250	4.1%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		24,625,492	1.3%
SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
Other Securities		95,616,919	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,853	0.0%
TOTAL — SPAIN		95,640,772	5.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (6.7%)
COMMON STOCKS — (6.7%)
# Elekta AB Series B	317,200	$6,969,378	0.4%
JM AB	291,468	5,902,465	0.3%
Kungsleden AB	432,600	6,044,530	0.3%
# Meda AB Series A	255,575	8,290,994	0.5%
Other Securities		117,477,374	6.2%
TOTAL — SWEDEN		144,684,741	7.7%
SWITZERLAND — (14.4%)
COMMON STOCKS — (14.3%)
* Actelion, Ltd.	57,965	10,334,593	0.6%
Barry Callebaut AG	10,927	5,585,769	0.3%
Clariant AG	794,519	11,213,914	0.6%
Converium Holding AG	546,150	7,153,398	0.4%
Fischer (Georg) AG	11,518	6,539,954	0.4%
Kuoni Reisen Holding AG	13,794	7,161,348	0.4%
* Logitech International SA	247,190	7,281,284	0.4%
Lonza Group AG	129,327	10,830,718	0.6%
*# Oerlikon Corp.	27,910	11,909,719	0.6%
Phonak Holding AG	133,842	10,038,309	0.5%
PSP Swiss Property AG	148,025	8,178,396	0.4%
Rieters Holdings AG	15,890	7,973,182	0.4%
Sig Holding AG	20,338	6,231,414	0.3%
Sika AG	8,623	12,413,350	0.7%
Sulzer AG	14,002	14,307,861	0.8%
Valiant Holding AG	60,231	6,817,165	0.4%
Other Securities		167,969,892	8.8%
TOTAL COMMON STOCKS		311,940,266	16.6%
PREFERRED STOCKS — (0.1%)
Other Securities		1,579,889	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,746	0.0%
TOTAL — SWITZERLAND		313,533,901	16.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (14.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $54,455,444 FHLMC 6.000%, 03/15/29 & FNMA, rates ranging from 5.500% to 7.170%(r), maturities ranging from 09/25/32 to 11/01/36, valued at $58,540,860) to be repurchased at $57,400,386	$57,392	57,391,921	3.0%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,492,647 FHLMC STRIPS, rates ranging from 0.000% to 5.000%, maturities ranging from 08/01/35 to 08/15/36 & FNMA STRIPS, rates ranging from 0.000% to 6.500%, maturities ranging from 12/01/33 to 07/01/36, valued at $219,300,000) to be repurchased at $215,031,713	215,000	215,000,000	11.5%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,294,000 FHLMC 5.82%, 06/01/36, valued at $1,257,128) to be repurchased at $1,238,178	1,238	1,238,000	0.1%
@ Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $37,677,097 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 02/01/08 to 11/01/36 & FNMA, rates ranging from 4.500% to 11.500%, maturities ranging from 11/01/07 to 11/01/36, valued at $35,703,027) to be repurchased at $35,005,163	35,000	35,000,000	1.9%
TOTAL TEMPORARY CASH INVESTMENTS		308,629,921	16.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,443,976,433)		$2,175,082,187	116.0%

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2007
(Unaudited)

(Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
ASSETS:
Investments at Value (including $533,826, $377,314, $4,471, $567,133 and $4,139 of securities on loan, respectively)	$1,560,834	$1,122,744	$1,248,643	$2,359,296	$81,168
Temporary Cash Investment at Value	6,407	7,042	315	2,259	151
Collateral Received from Securities on Loan at Value	574,181	432,661	4,730	600,290	4,461
Foreign Currencies at Value	3,881	8,085	2,100	13,569	42
Cash	16	15	16	15	16
Receivables:
Investment Securities Sold	867	9,435	514	2,146	138
Dividends, Interest and Tax Reclaims	6,085	2,037	4,146	5,051	32
Securities Lending Income	851	441	2	715	9
Fund Shares Sold	3,000	—	1,000	—	4,000
Prepaid Expenses and Other Assets	3	2	3	5	—
Total Assets	2,156,125	1,582,462	1,261,469	2,983,346	90,017
LIABILITIES:
Payables:
Upon Return of Securities Loaned	574,181	432,661	4,730	600,290	4,461
Investment Securities Purchased	7,365	17,694	1,299	9,893	1,378
Due to Advisor	126	90	102	190	6
Accrued Expenses and Other Liabilities	88	48	48	114	15
Total Liabilities	581,760	450,493	6,179	610,487	5,860
NET ASSETS	$1,574,365	$1,131,969	$1,255,290	$2,372,859	$84,157
Investments at Cost	$1,524,518	$712,633	$762,435	$1,339,326	$77,759
Temporary Cash Investments at Cost	$6,407	$7,042	$315	$2,259	$151
Collateral Received from Securities on Loan at Cost	$574,181	$432,661	$4,730	$600,290	$4,461
Foreign Currencies at Cost	$3,876	$7,950	$2,101	$13,428	$41

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2006

(Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $416,160, $229,423, $5,408, and $283,635 of securities on loan, respectively)	$1,371,085	$741,168	$1,116,170	$1,866,452
Temporary Cash Investments at Value	457,355	290,403	8,670	308,630
Foreign Currencies at Value	6,301	4,891	4,038	2,909
Cash	16	16	15	8
Receivables:
Investment Securities Sold	1,894	4,964	105	5,765
Dividends, Interest, and Tax Reclaims	4,983	1,578	1,762	1,882
Securities Lending Income	752	273	5	359
Fund Shares Sold	5,011	40	—	—
Prepaid Expenses and Other Assets	1	—	1	—
Total Assets	1,847,398	1,043,333	1,130,766	2,186,005
LIABILITIES:
Payables:
Upon Return of Securities Loaned	448,108	288,771	5,696	307,392
Investment Securities Purchased	13,360	4,832	7,113	2,958
Fund Shares Redeemed	23	—	—	217
Due to Advisor	111	60	90	151
Accrued Expenses and Other Liabilities	74	43	41	93
Total Liabilities	461,676	293,706	12,940	310,811
NET ASSETS	$1,385,722	$749,627	$1,117,826	$1,875,194
Investments at Cost	$1,335,464	$587,524	$713,649	$1,135,347
Temporary Cash Investments at Cost	$457,355	$290,403	$8,670	$308,630
Foreign Currencies at Cost	$6,291	$4,350	$3,923	$2,878

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2006

(Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,173, $312, $0, and $4,335, respectively)	$15,583	$22,516	$24,916	$30,579
Interest	356	171	129	298
Income from Securities Lending	9,001	2,083	69	4,095
Total Investment Income	24,940	24,770	25,114	34,972
Expenses
Investment Advisory Services Fees	1,369	568	888	1,446
Accounting & Transfer Agent Fees	160	81	112	167
Custodian Fees	280	260	77	484
Legal Fees	8	3	4	7
Audit Fees	19	7	12	19
Shareholders' Reports	10	4	6	10
Directors'/Trustees' Fees & Expenses	19	7	12	19
Other	31	34	19	33
Total Expenses	1,896	964	1,130	2,185
Net Investment Income (Loss)	23,044	23,806	23,984	32,787
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	62,821	37,029	30,432	46,115
Net Realized Gain (Loss) on Foreign Currency Transactions	(83)	(442)	359	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(135,957)	130,890	275,001	455,015
Translation of Foreign Currency Denominated Amounts	218	15	23	130
Net Realized and Unrealized Gain (Loss)	(73,001)	167,492	305,815	501,257
Net Increase (Decrease) in Net Assets Resulting from Operations	$(49,957)	$191,298	$329,799	$534,044

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,044	$12,930	$23,806	$15,428	$23,984	$15,787	$32,787	$18,511
Net Realized Gain (Loss) on Investment Securities Sold	62,821	24,072	37,029	15,727	30,432	14,748	46,115	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(83)	(553)	(442)	33	359	(335)	(3)	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(135,957)	202,804	130,890	77	275,001	30,824	455,015	17,382
Translation of Foreign Currency Denominated Amounts	218	(324)	15	(11)	23	(3)	130	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,957)	238,929	191,298	31,254	329,799	61,021	534,044	134,024
Transactions in Interest:
Contributions	334,524	327,851	171,488	96,480	158,726	215,506	375,913	232,255
Withdrawals	(50,274)	(20,483)	(9,082)	(14,810)	(13,737)	(11,252)	(16,701)	(38,985)
Net Increase (Decrease) from Transactions in Interest	284,250	307,368	162,406	81,670	144,989	204,254	359,212	193,270
Total Increase (Decrease) in Net Assets	234,293	546,297	353,704	112,924	474,788	265,275	893,256	327,294
Net Assets
Beginning of Period	1,151,429	605,132	395,923	282,999	643,038	377,763	981,938	654,644
End of Period	$1,385,722	$1,151,429	$749,627	$395,923	$1,117,826	$643,038	$1,875,194	$981,938

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Total Return	(2.28)%	31.03%	32.73%	47.87%	(9.62)%	38.26%	9.30%	27.40%	61.47%	7.28%
Net Assets, End of Period (thousands)	$1,385,722	$1,151,429	$605,132	$283,699	$195,047	$749,627	$395,923	$282,999	$156,765	$121,637
Ratio of Expenses to Average Net Assets	0.14%	0.22%	0.27%	0.28%	0.27%	0.17%	0.27%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.51%	1.45%	1.41%	1.26%	4.19%	4.33%	3.82%	3.35%	3.77%
Portfolio Turnover Rate	9%	6%	5%	16%	5%	14%	10%	11%	15%	26%
	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Total Return	44.80%	12.88%	29.68%	44.65%	(4.67)%	47.10%	18.97%	36.57%	52.86%	3.22%
Net Assets, End of Period (thousands)	$1,117,826	$643,038	$377,763	$160,917	$98,899	$1,875,194	$981,938	$654,644	$448,407	$263,068
Ratio of Expenses to Average Net Assets	0.13%	0.22%	0.27%	0.26%	0.26%	0.15%	0.24%	0.26%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.70%	3.19%	2.70%	3.25%	3.03%	2.27%	2.16%	2.09%	2.49%	2.22%
Portfolio Turnover Rate	8%	12%	7%	7%	6%	7%	18%	9%	11%	12%

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  NOVEMBER 30, 2006

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which four are included in this report (the "Portfolios"):

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolios' financial statements has not been determined.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined. The Portfolios will adopt FIN 48 effective December 1, 2007.

C.  Investment Advisor:

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2006, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

On November 3, 2006, Dimensional Fund Advisors Inc., a Delaware corporation, converted its corporate form to Dimensional Fund Advisors LP, a Delaware limited partnership.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2006, the total related amounts paid by the Trust to the CCO were $106 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$28

The Asia Pacific Small Company Series	12

The United Kingdom Small Company Series	17

The Continental Small Company Series	28

E.  Purchases and Sales of Securities:

For the year ended November 30, 2006, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$419,677	$118,669
The Asia Pacific Small Company Series	261,753	78,949
The United Kingdom Small Company Series	238,369	74,570
The Continental Small Company Series	479,836	95,433

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2006.

F.  Federal Income Taxes:

The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies". At November 30, 2006, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (amounts in thousands):

	Mark to Market	Realized Gains
The Japanese Small Company Series	$2,438	$2,838
The Asia Pacific Small Company Series	1,928	1,634
The United Kingdom Small Company Series	14,316	33
The Continental Small Company Series	4,308	4,008

At November 30, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
The Japanese Small Company Series	$1,798,268	$213,054	$(182,882)	$30,172
The Asia Pacific Small Company Series	879,905	222,236	(70,570)	151,666
The United Kingdom Small Company Series	736,645	440,518	(52,323)	388,195
The Continental Small Company Series	1,448,285	766,091	(39,294)	726,797

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 27, 2007. For the year ended November 30, 2006, there were no borrowings by the Portfolios under this line of credit.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the year ended November 30, 2006, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The United Kingdom Small Company Series	5.85%	$279	16	$1	$885
The Continental Small Company Series	5.60%	398	14	1	2,343

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2006.

I.  Securities Lending:

As of November 30, 2006, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2007

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2006.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dfaus.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 58	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 67	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Formerly, Trustee, First Prairie Funds (registered investment company). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	81 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management. Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange, Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds. Director, American Century Fund Complex (registered investment companies) (37 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc..

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	81 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago, Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) and Director, Ryder System Inc. (transportation).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 59	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	81 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP (formerly Dimensional Fund Advisors Inc.), DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, Chief Investment Officer and President of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/1/2003 except for Dimensional Fund Advisors Canada Inc., which was from 6/17/2003, and Dimensional Holdings Inc., which was from 10/10/06.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 62	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	81 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute. President and Director, The Show Me Institute.

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 51	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Vice President and Assistant Secretary Age: 39	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark Vice President Age: 34	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Truman A. Clark Vice President Age: 65	Since 1996	Vice President of all the DFA Entities, Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 40	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 49	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 49	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 36	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Richard A. Eustice Vice President and Assistant Secretary Age: 41	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 45	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Gretchen A. Flicker Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 45	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Vice President Age: 33	Since 2006	Vice President of all the DFA Entities. Prior to July 2006, counsel of Dimensional. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2000, Associate Counsel for State Street Corporation.

Henry F. Gray Vice President Age: 39	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Julie Henderson Vice President and Fund Controller Age: 32	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 39	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 33	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick Keating Vice President Age: 51	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Juliet Lee Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional (since July 2003). Formerly, an Associate at Gibson, Dunn & Crutcher LLP (October 1999 to July 2003).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Heather H. Mathews Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 46	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 42	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya Park Vice President Age: 34	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 45	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President Age: 39	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Vice President, Chief Financial Officer and Treasurer Age: 51	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider Vice President Age: 60	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Grady M. Smith Vice President Age: 50	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 43	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 59	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 33	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Karen E. Umland Vice President Age: 40	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 48	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 55	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

  NOTICE TO SHAREHOLDERS
  (Unaudited)

For shareholders that do not have a November 30, 2006 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2005 to November 30, 2006, the Portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualifying Interest Income(3)	Qualifying Short-Term Capital Gain(4)
International Small Company Portfolio	35.31%	6.88%	57.81%	100.00%	49.44%	5.73%	1.13%	33.74%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

PORTFOLIOS OF INVESTMENTS

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

SA Real Estate Securities Fund

SA Emerging Markets Fund

SA U.S. Fixed Income Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member NASD/SIPC

Item 2.  Code of Ethics.

(a)   As of the end of the period, June 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s principal executive officer and principal financial officer.

(c)   The registrant has not made any amendment to its code of ethics during the covered period.

(d)   The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

(f)    A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

(a)(1)  The registrant’s Board of Trustees (the “Board”) has determined that the registrant has at least one member serving on the registrant’s Audit Committee that possess the attributes identified in Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)  The names of the audit committee financial experts are Bryan W. Brown, Mark A. Schimbor and Harold M. Shefrin.  Each audit committee financial expert has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)   Audit Fees.

For the fiscal years ending June 30, 2007 and June 30, 2006, the aggregate audit fees billed for professional services rendered by the principal accountant were $225,850 and $150,000, respectively.

(b)   Audit-Related Fees.

For the fiscal years ending June 30, 2007 and June 30, 2006, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)   Tax Fees.

For the fiscal years ending June 30, 2007 and June 30, 2006, the aggregate tax fees billed for professional services rendered by the principal accountant were $46,110 and $30,240, respectively.  Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d)   All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2007 and June 30, 2006.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

The committee shall pre-approve all audit related services and permissible non-audit services (e.g., tax services).  The committee may delegate to one or more of its members the authority to grant pre-approvals.  The decisions of any member to whom authority is delegated shall be presented to the full committee at its next scheduled meeting.  Pre-approval for permissible non-audit services is not required if: (i) the aggregate amount of all such non-audit services provided to the registrant constitutes not more than 5% of the total amount of revenues paid by the registrant to the auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the committee and approved are by the committee or by one or more members of the committee to whom authority to grant such approvals has been delegated by the committee.

(e)(2)  Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)   There were no non-audit fees billed by the principal accountant for services rendered to the registrant for the fiscal years ending June 30, 2007 and June 30, 2006.

(h)   Not applicable.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (72.9%)
Consumer Discretionary — (16.0%)
#	ABILIT Corp.	110,900	$455,553
	Aeon Fantasy Co., Ltd.	62,032	1,448,484
	Ahresty Corp.	77,200	1,857,077
#	Ai Holdings Corp.	187,600	962,950
	Aichi Machine Industry Co., Ltd.	292,000	686,230
#	Aigan Co., Ltd.	63,200	486,564
#	Aisan Industry Co., Ltd.	191,300	2,245,322
#	Akebono Brake Industry Co., Ltd.	386,000	3,049,884
#	Akindo Sushiro Co., Ltd.	18,400	662,288
#	Alpha Corp.	31,700	622,316
	Alpine Electronics, Inc.	237,300	3,639,193
#	Amiyaki Tei Co., Ltd.	245	527,048
	Amuse, Inc.	25,000	361,575
#	Anrakutei Co., Ltd.	50,000	319,283
#	AOI Advertising Promotion, Inc.	39,000	243,625
	AOKI Holdings, Inc.	166,900	3,186,824
	Araya Industrial Co., Ltd.	209,000	592,840
#	Arealink Co., Ltd.	3,000	1,940,786
# *	Asahi Tec Corp.	854,000	1,351,749
	Ashimori Industry Co., Ltd.	182,000	375,116
	Asics Trading Co., Ltd.	20,000	224,990
#	Asti Corp.	50,000	244,380
*	Atom Corp.	133,200	492,168
	Atsugi Co., Ltd.	719,000	1,111,640
#	Aucnet, Inc.	31,600	472,925
#	Avex Group Holdings, Inc.	155,500	2,105,708
# *	Banners Co., Ltd.	86,000	29,241
#	Belluna Co., Ltd.	194,060	2,596,643
	Best Denki Co., Ltd.	280,500	1,700,512
#	Bookoff Corp.	65,000	834,887
	Cabin Co., Ltd.	139,142	629,823
	Calsonic Kansei Corp.	385,000	1,583,693
	Catena Corp.	92,000	212,486
# *	Cecile Co., Ltd.	102,600	405,645
#	Chiyoda Co., Ltd.	145,000	3,081,951
#	Chofu Seisakusho Co., Ltd.	127,700	2,690,977
*	Chori Co., Ltd.	597,000	966,419
	Chuo Corp.	81,000	256,909
	Chuo Spring Co., Ltd.	210,000	913,391
#	Clarion Co., Ltd.	933,000	1,287,982
#	Cleanup Corp.	160,000	1,174,905
#	Colowide Co., Ltd.	205,450	1,010,978

1

# *	Columbia Music Entertainment, Inc.	477,000	$413,557
	Corona Corp.	101,200	1,608,796
	Cross Plus, Inc.	22,000	335,585
#	Culture Convenience Club Co., Ltd.	430,800	1,898,190
#	Cybozu, Inc.	1,538	562,284
#	D&M Holdings, Inc.	314,000	1,366,224
	Daido Kogyo Co., Ltd.	145,000	435,657
#	Daido Metal Co., Ltd.	147,000	930,038
#	Daidoh, Ltd.	129,000	1,574,917
#	Daikoku Denki Co., Ltd.	50,700	827,247
	Daimaruenawin Co., Ltd	400	2,276
	Dainichi Co., Ltd.	59,200	434,043
	Daisyo Corp.	74,200	985,627
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	114,250
#	Daiwa Seiko, Inc.	444,000	913,703
#	Daiwabo Co., Ltd.	478,000	1,210,576
#	Descente, Ltd.	270,000	1,367,492
# *	Dia Kensetsu Co., Ltd.	284,800	205,281
#	Doshisha Co., Ltd.	66,600	1,053,489
#	Doutor Coffee Co., Ltd.	92,700	1,723,150
	Dynic Corp.	127,000	310,076
#	Eagle Industry Co., Ltd.	170,000	2,228,702
# *	Econach Co., Ltd.	177,000	225,712
*	Edosawa Co., Ltd.	12,000	22,947
	Eikoh, Inc.	41,800	166,129
	Exedy Corp.	126,600	3,445,862
	F&A Aqua Holdings, Inc.	62,238	426,237
	Fine Sinter Co., Ltd.	49,000	210,434
#	Foster Electric Co., Ltd.	84,100	1,194,123
#	France Bed Holdings Co., Ltd.	826,000	1,414,002
#	Fuji Co., Ltd.	120,400	1,837,893
	Fuji Corp., Ltd.	117,000	438,923
#	Fuji Kiko Co., Ltd.	151,000	378,529
#	Fuji Kyuko Co., Ltd.	378,000	1,800,620
# *	Fujibo Holdings, Inc.	332,000	600,418
	Fujikura Rubber, Ltd.	74,000	482,376
#	Fujita Kanko, Inc.	422,000	3,424,988
	Fujitsu Business Systems, Ltd.	90,900	1,434,547
*	Fujitsu General, Ltd.	348,000	1,087,424
# *	Furukawa Battery Co., Ltd.	73,000	132,007
	Fuso Lexel, Inc.	59,700	515,934
	G-7 Holdings, Inc.	29,200	166,692
#	Gakken Co., Ltd.	363,000	1,016,919
#	Genki Sushi Co., Ltd.	19,200	206,582
#	GEO Co., Ltd.	762	1,291,467
#	Global-Dining, Inc.	13,300	71,545
*	Goldwin, Inc.	175,000	309,092
#	Gourmet Kineya Co., Ltd.	68,000	524,627
*	GSI Creos Corp.	194,000	254,799
#	Gulliver International Co., Ltd.	36,120	2,083,221
	Happinet Corp.	37,000	515,367
#	Haruyama Trading Co., Ltd.	49,900	449,673
	Himaraya Co., Ltd.	38,300	341,380
	HIS Co., Ltd.	118,200	3,249,253
#	Hitachi Powdered Metal Co., Ltd.	97,000	484,325

2

	Horipro, Inc.	48,200	$515,485
#	I Metal Technology Co., Ltd.	153,000	467,264
# *	Ichida & Co., Ltd.	60,400	75,363
	Ichikawa Co., Ltd.	63,000	260,100
#	Ichikoh Industries, Ltd.	296,000	705,465
#	Imasen Electric Industrial Co., Ltd.	55,800	812,451
#	Imperial Hotel, Ltd.	2,800	96,447
#	Impress Holdings, Inc.	1,124	229,349
	Inaba Seisakusho Co., Ltd.	62,400	1,048,817
	Ishizuka Glass Co., Ltd.	109,000	303,405
*	Izuhakone Railway Co., Ltd.	300	13,157
# *	Izutsuya Co., Ltd.	350,000	451,022
#	Janome Sewing Machine Co., Ltd.	668,000	919,195
#	Japan Vilene Co., Ltd.	229,000	1,293,972
#	Jeans Mate Corp.	38,208	361,903
	Jidosha Buhin Kogyo Co., Ltd.	67,000	319,746
# *	Joban Kosan Co., Ltd.	226,000	394,337
#	Joshin Denki Co., Ltd.	201,000	1,347,864
	Juki Corp.	455,000	2,963,644
	Juntendo Co., Ltd.	35,000	55,282
	Jyomo Co., Ltd.	186,000	346,731
#	Kabuki-Za Co., Ltd.	39,000	1,540,302
	Kadokawa Holdings, Inc.	94,400	2,383,893
	Kanto Auto Works, Ltd.	243,500	3,601,719
	Kasai Kogyo Co., Ltd.	119,000	453,909
	Kato Sangyo Co., Ltd.	130,700	1,693,663
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	539,142
# *	Kawashima Textile Manufacturers, Ltd.	289,000	454,046
#	Kayaba Industry Co., Ltd.	763,000	3,673,449
	Keiiyu Co., Ltd.	68,200	417,624
#	Keiyo Co., Ltd.	200,400	1,428,235
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,406,536
#	Kenwood Corp.	1,294,000	1,938,348
#	Kinki Nippon Tourist Co., Ltd.	304,000	924,570
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	329,165
#	Kisoji Co., Ltd.	89,300	1,554,753
	Koekisha Co., Ltd.	13,600	231,056
#	Kohnan Shoji Co., Ltd.	94,100	1,219,740
#	Kojima Co., Ltd.	130,100	1,294,415
	Komatsu Seiren Co., Ltd.	143,000	735,183
#	Konaka Co., Ltd.	107,760	1,024,545
# *	Kosugi Sangyo Co., Ltd.	416,000	279,716
	Kurabo Industries, Ltd.	879,000	2,483,605
	Kuraudia Co., Ltd.	4,800	55,217
	Kuroganeya Co., Ltd.	14,000	55,367
	K’s Holdings Corp.	137,572	3,837,821
#	Kyoritsu Maintenance Co., Ltd.	50,960	1,030,304
#	Kyoto Kimono Yuzen Co., Ltd.	572	552,809
	Kyowa Leather Cloth Co., Ltd.	75,400	479,685
#	Laox Co., Ltd.	206,000	338,289
#	Look, Inc.	102,000	213,448
#	Maezawa Kyuso Industries Co., Ltd.	51,700	915,430
# *	Magara Construction Co., Ltd.	135,000	201,244
# *	Mamiya-Op Co., Ltd.	285,000	295,860
#	Marche Corp.	23,000	196,833

3

#	Mars Engineering Corp.	77,900	$1,575,344
	Marubeni Telecom Co., Ltd.	207	169,652
#	Maruei Department Store Co., Ltd.	136,000	386,368
# *	Maruzen Co., Ltd.	329,000	504,834
	Maruzen Co., Ltd. (5982)	46,000	224,169
#	Matsuya Co., Ltd.	189,000	3,246,428
#	Matsuya Foods Co., Ltd.	66,600	779,749
#	Matsuzakaya Holdings Co., Ltd.	529,077	4,463,132
	Meiwa Industry Co., Ltd.	38,000	119,034
	Mikuni Corp.	114,000	438,865
# *	Misawa Homes Holdings, Inc.	128,100	1,365,503
	Misawa Resort Co., Ltd.	194,000	852,222
	Mitsuba Corp.	155,690	1,145,129
#	Mitsui Home Co., Ltd.	228,000	1,394,685
	Miyuki Keori Co., Ltd.	106,000	338,223
#	Mizuno Corp.	462,000	2,646,362
#	MOS Food Services, Inc.	113,000	1,475,381
#	MR Max Corp.	127,200	614,689
	Mutow Co., Ltd.	79,400	326,984
# *	Naigai Co., Ltd.	236,000	240,882
#	Nexyz Corp.	3,700	171,580
	Nice Corp.	409,000	1,666,728
#	Nichimo Corp.	667,000	545,571
#	Nidec Copal Corp.	202,800	2,161,473
#	Nidec Tosok Corp.	62,600	476,324
#	Nihon Eslead Corp.	53,048	988,821
	Nihon Tokushu Toryo Co., Ltd.	56,000	313,496
#	Nikko Travel Co., Ltd.	12,200	58,442
	Nippon Felt Co., Ltd.	69,000	450,330
#	Nippon Piston Ring Co., Ltd.	262,000	576,355
#	Nippon Restaurant System, Inc.	51,800	1,617,674
	Nippon Seiki Co., Ltd.	155,000	3,461,276
	Nishimatsuya Chain Co., Ltd.	228,900	3,891,858
	Nissan Shatai Co., Ltd.	537,000	3,153,471
#	Nissen Co., Ltd.	213,100	1,270,680
	Nittan Valve Co., Ltd.	85,000	664,777
	Nitto Kako Co., Ltd.	98,000	115,300
# *	Nitto Seimo Co., Ltd.	50,000	68,796
	Noritake Co., Ltd.	557,000	2,584,904
#	Noritsu Koki Co., Ltd.	121,100	2,486,918
*	Omikenshi Co., Ltd.	176,000	172,717
*	Orient Watch Co., Ltd.	12,000	3,996
	Pacific Industrial Co., Ltd.	187,000	927,691
#	PanaHome Corp.	546,000	3,362,355
	Parco Co., Ltd.	285,000	3,610,657
#	Paris Miki, Inc.	191,900	2,599,744
#	Pentax Corp.	396,000	2,462,870
	Piolax, Inc.	45,600	834,104
	Press Kogyo Co., Ltd.	385,000	1,627,481
# *	Renown, Inc.	162,800	1,208,706
	Resorttrust, Inc.	178,608	4,110,251
#	Rhythm Watch Co., Ltd.	454,000	655,636
#	Right On Co., Ltd.	103,225	1,675,930
#	Riken Corp.	368,000	1,956,875
#	Ringer Hut Co., Ltd.	76,800	926,028

4

	Roland Corp.	90,700	$2,280,828
#	Round One Corp.	1,227	2,227,680
#	Royal Co., Ltd.	142,000	1,797,847
#	Sagami Chain Co., Ltd.	78,000	735,090
	Sagami Co., Ltd.	80,000	203,067
	Sagami Rubber Industries Co., Ltd.	15,000	46,016
#	Saint Marc Holdings Co., Ltd.	38,300	1,914,551
#	Saizeriya Co., Ltd.	176,900	2,450,464
#	Sakai Ovex Co., Ltd.	205,000	327,298
#	Sanden Corp.	499,000	2,181,630
	Sanei-International Co., Ltd.	61,800	1,960,512
	Sankyo Seiko Co., Ltd.	209,000	940,717
#	Sanoh Industrial Co., Ltd.	118,000	1,028,780
#	Sanrio Co., Ltd.	291,900	3,711,383
*	Sansui Electric Co., Ltd.	4,135,000	402,660
	Sanyo Housing Nagoya Co., Ltd.	363	521,652
#	Sanyo Shokai, Ltd.	474,000	4,077,728
	Seiko Corp.	401,407	3,116,662
	Seiren Co., Ltd.	221,000	2,207,447
#	Senshukai Co., Ltd.	164,000	2,116,073
	Shikibo, Ltd.	421,000	593,742
#	Shinyei Kaisha	96,000	237,354
	Shiroki Co., Ltd.	310,000	696,946
#	Shobunsha Publications, Inc.	53,500	528,321
#	Shochiku Co., Ltd.	449,000	3,347,512
	Showa Corp.	252,300	3,359,097
# *	Showa Rubber Co., Ltd.	41,300	49,103
# *	Silver Ox, Inc.	50,000	75,156
# *	Silver Seiko, Ltd.	1,091,000	538,006
#	Simree Co., Ltd.	41,000	182,079
	SK Japan Co., Ltd.	17,550	82,252
	SKY Perfect JSAT Corp.	4,196	1,962,961
	SNT Corp.	96,300	586,152
*	Sofmap Co., Ltd.	34,300	90,428
	Soft99 Corp.	73,400	556,457
# *	Solid Group Holdings Co., Ltd.	710,600	321,665
	Sotoh Co., Ltd.	51,000	579,455
	SPK Corp.	16,800	252,235
#	Suminoe Textile Co., Ltd.	267,000	766,418
#	Suzutan Co., Ltd.	26,200	110,325
# *	SxL Corp.	493,000	399,503
	Tachikawa Corp.	50,800	359,392
#	Tachi-S Co., Ltd.	122,640	1,199,067
	Takamatsu Corp.	135,500	1,806,191
#	Taka-Q Co., Ltd.	73,500	219,052
#	Take and Give. Needs Co., Ltd.	1,213	434,451
#	Tasaki Shinju Co., Ltd.	116,000	451,148
	Taya Co., Ltd.	5,000	37,278
	TBK Co., Ltd.	90,000	328,939
	TDF Corp.	27,000	83,662
#	Tecmo, Ltd.	79,800	755,035
#	Teikoku Piston Ring Co., Ltd.	111,000	877,670
	Teikoku Sen-I Co., Ltd.	80,000	319,018
#	Ten Allied Co., Ltd.	50,000	167,663
	Tenma Corp.	111,000	1,869,562

5

#	The Japan General Estate Co., Ltd.	121,900	$2,691,156
	The Japan Wool Textile Co., Ltd.	316,000	2,538,505
	Tigers Polymer Corp.	59,000	382,222
#	Toabo Corp.	219,000	234,327
#	Toei Co., Ltd.	438,000	2,942,745
# *	Tohoku Misawa Homes Co., Ltd.	37,500	83,909
#	Tohoku Pioneer Corp.	69,900	1,209,073
*	Tokai Kanko Co., Ltd.	286,999	179,427
	Tokai Senko KK, Nagoya	102,000	148,644
# *	Tokyo Dome Corp.	671,000	3,431,119
	Tokyo Kaikan Co., Ltd.	12,000	71,117
	Tokyo Soir Co., Ltd.	49,000	152,005
	Tokyo Style Co., Ltd.	354,000	4,007,318
#	Tokyotokeiba Co., Ltd.	971,000	2,557,435
	Tokyu Recreation Co., Ltd.	77,000	427,088
#	Tomy Co., Ltd.	321,793	2,123,565
# *	Tonichi Carlife Group, Inc.	108,000	173,706
	Topre Corp.	185,000	1,813,514
# *	Tosco Co., Ltd.	81,000	253,964
	Totenko Co., Ltd.	57,000	135,541
#	Touei Housing Corp.	92,440	1,279,171
#	Toyo Radiator Co., Ltd.	260,000	1,524,411
#	Toyo Tire & Rubber Co., Ltd.	730,000	3,797,061
#	Tsukamoto Co., Ltd.	67,000	135,707
	Tsutsumi Jewelry Co., Ltd.	69,300	1,695,155
#	Unitika, Ltd.	1,673,000	2,153,554
	U-Shin, Ltd.	97,000	505,142
*	Verite Co., Ltd.	24,000	53,410
# *	Victor Co. of Japan, Ltd.	403,000	1,291,229
	Watabe Wedding Corp.	29,500	483,874
#	Watami Food Service Co., Ltd.	144,800	2,232,882
	Wondertable, Ltd.	97,000	123,900
	XNET Corp.	91	131,471
#	Yamatane Corp.	338,000	495,067
	Yamato International, Inc.	43,000	316,371
	Yellow Hat, Ltd., Tokyo	75,600	545,677
	Yokohama Reito Co., Ltd.	179,000	1,305,704
#	Yomiuri Land Co., Ltd.	276,000	1,457,697
	Yonex Co., Ltd.	41,000	269,098
#	Yorozu Corp.	75,400	840,112
#	Yoshimoto Kogyo Co., Ltd.	120,000	1,897,818
	Yoshinoya D&C Co., Ltd.	2,227	4,152,076
	Zenrin Co., Ltd.	134,000	3,510,446
#	Zensho Co., Ltd.	377,800	3,591,285
Total Consumer Discretionary			343,492,615

Consumer Staples — (6.9%)
#	Aderans Co., Ltd.	146,350	3,081,618
	Ahjikan Co., Ltd.	10,500	73,870
#	Ariake Japan Co., Ltd.	116,800	2,195,261
#	Asahi Soft Drinks Co., Ltd.	186,500	2,757,731
#	Calpis Co., Ltd.	281,000	3,027,791
	Cawachi, Ltd.	83,400	2,471,733
	CFS Corp.	90,500	397,059
#	Chubu Shiryo Co., Ltd.	91,000	592,861

6

	Chuo Gyorui Co., Ltd.	93,000	$289,723
#	Coca-Cola Central Japan Co., Ltd.	311	2,394,489
	CVS Bay Area, Inc.	55,000	103,621
#	DyDo Drinco, Inc.	57,200	2,297,677
#	Echo Trading Co., Ltd.	11,000	108,767
	Ensuiko Sugar Refining Co., Ltd.	103,000	244,025
#	Fancl Corp.	244,600	3,592,272
# *	First Baking Co., Ltd.	140,000	179,377
#	Fuji Oil Co., Ltd.	304,700	2,379,869
	Fujicco Co., Ltd.	121,600	1,293,366
# *	Fujiya Co., Ltd.	564,000	1,133,513
	Hagoromo Foods Corp.	41,000	357,281
	Harashin Narus Holdings Co., Ltd.	63,100	822,916
# *	Hayashikane Sangyo Co., Ltd.	267,000	309,124
#	Heiwado Co., Ltd.	209,000	3,581,766
# *	Hohsui Corp.	120,000	174,933
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	519,782
#	Hokuto Corp.	113,300	2,059,427
#	Inageya Co., Ltd.	179,000	1,315,083
	Itochu Shokuh Co., Ltd.	44,300	1,428,493
	Itoham Foods, Inc.	729,000	3,231,676
	Izumiya Co., Ltd.	300,000	2,187,303
	J-Oil Mills, Inc.	563,000	1,982,370
	Kameda Seika Co., Ltd.	71,800	833,275
#	Kasumi Co., Ltd.	216,000	1,163,665
	Katokichi Co., Ltd.	549,300	3,267,237
#	Key Coffee, Inc.	78,700	1,137,691
#	Kibun Food Chemifa Co., Ltd.	95,000	1,077,083
	Kirindo Co., Ltd.	22,800	198,568
	Kyodo Shiryo Co., Ltd.	313,000	429,005
#	Kyokuyo Co., Ltd.	380,000	785,407
#	Life Corp.	188,900	2,339,904
	Mandom Corp.	84,400	1,936,607
	Marudai Food Co., Ltd.	454,000	1,729,422
#	Maruha Group, Inc.	1,249,000	2,389,174
	Maruya Co., Ltd.	14,000	47,291
	Maxvalu Tohok Co., Ltd.	18,200	147,649
	Maxvalu Tokai Co., Ltd.	61,000	1,066,099
#	Meito Sangyo Co., Ltd.	79,900	1,564,121
	Mercian Corp.	424,000	1,008,490
#	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	1,960,112
#	Milbon Co., Ltd.	43,940	1,270,161
	Ministop Co., Ltd.	100,000	1,925,022
#	Mitsui Sugar Co., Ltd.	477,850	1,559,259
#	Miyoshi Oil & Fat Co., Ltd.	246,000	454,878
#	Morinaga & Co., Ltd.	933,000	2,138,158
	Morinaga Milk Industry Co., Ltd.	875,000	3,522,404
#	Morishita Jinton Co., Ltd.	47,800	129,835
	Morozoff, Ltd.	110,000	320,534
#	Nagatanien Co., Ltd.	121,000	866,972
#	Nakamuraya Co., Ltd.	208,000	986,812
#	Nichimo Co., Ltd.	112,000	209,950
#	Nichiro Corp.	494,000	848,672
#	Nihon Chouzai Co., Ltd.	23,000	466,137
	Niitaka Co., Ltd.	7,260	58,596

7

	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	$1,388,857
	Nippon Flour Mills Co., Ltd.	620,000	2,393,049
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	367,587
	Nissin Sugar Manufacturing Co., Ltd.	152,000	352,213
	Nitto Flour Milling Co., Ltd.	64,000	203,675
	Oenon Holdings, Inc.	201,000	537,178
	Oie Sangyo Co., Ltd.	20,900	157,900
	Okuwa Co., Ltd.	156,000	2,117,116
	Olympic Corp.	66,700	439,073
	Oriental Yeast Co., Ltd.	103,000	578,580
	Pietro Co., Ltd.	10,300	83,052
#	Pigeon Corp.	69,600	1,128,162
	Poplar Co., Ltd.	25,760	204,863
*	Posful Corp.	58,800	225,765
# *	Prima Meat Packers, Ltd.	724,000	833,102
	Riken Vitamin Co., Ltd.	81,400	2,119,326
#	Rock Field Co., Ltd.	42,100	692,216
#	Ryoshoku, Ltd.	157,300	3,525,446
	S Foods, Inc.	103,500	958,255
#	Sakata Seed Corp.	175,600	2,188,036
	Seijo Corp.	33,600	677,678
# *	Seiyu, Ltd.	1,479,000	1,772,850
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	943,100
	Shoei Foods Corp.	44,000	207,894
#	Showa Sangyo Co., Ltd.	620,000	1,424,217
#	Snow Brand Milk Products Co., Ltd.	924,500	2,944,157
	Snow Brand Seed Co., Ltd.	30,000	117,677
	Sogo Medical Co., Ltd.	23,500	660,148
	Sonton Food Industry Co., Ltd.	43,000	394,794
#	Sotetsu Rosen Co., Ltd.	70,000	266,798
	Starzen Corp.	286,000	672,802
#	Sugi Pharmacy Co., Ltd.	203,700	4,653,326
#	T.Hasegawa Co., Ltd.	142,700	2,377,788
#	Takara Holdings, Inc.	365,000	2,434,026
# *	The Maruetsu, Inc.	428,000	1,995,593
#	The Nisshin Oillio Group, Ltd.	601,000	3,492,295
	Three F Co., Ltd.	17,700	129,082
#	Tobu Store Co., Ltd.	220,000	608,853
	Toho Co., Ltd.	162,000	525,053
#	Tohto Suisan Co., Ltd.	120,000	293,045
	Tokyu Store Chain Corp.	240,000	1,253,081
	Torigoe Co., Ltd.	80,000	551,040
*	Toyo Sugar Refining Co., Ltd.	157,000	208,362
	Tsukiji Uoichiba Co., Ltd.	57,000	124,665
#	Tsuruha Holdings, Inc.	46,400	1,770,532
	U. Store Co., Ltd.	63,600	438,525
#	Unicafe, Inc.	14,260	189,182
#	Unicharm Petcare Corp.	50,000	2,015,872
	Unimat Offisco Corp.	87,400	1,086,896
	Valor Co., Ltd.	178,400	2,035,726
	Warabeya Nichiyo Co., Ltd.	52,760	691,105
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	434,098
#	Yaoko Co., Ltd.	70,900	1,808,514
#	Yomeishu Seizo Co., Ltd.	102,000	1,052,159
	Yonekyu Corp.	100,500	1,157,157

8

	Yuasa Funashoku Co., Ltd.	112,000	$332,690
#	Yukiguni Maitake Co., Ltd.	77,180	270,230
	Yutaka Foods Corp.	6,000	79,988
Total Consumer Staples			147,007,416

Energy — (1.1%)
	AOC Holdings, Inc.	118,400	1,665,987
#	BP Castrol K.K.	69,800	233,341
# *	Fuji Kosan Co., Ltd.	264,000	454,080
	Itochu Enex Co., Ltd.	330,300	2,728,439
	Japan Oil Transportation Co., Ltd.	79,000	216,269
	Kanto Natural Gas Development Co., Ltd.	202,000	1,376,871
#	Kyoei Tanker Co., Ltd.	115,000	494,833
	Mitsuuroko Co., Ltd.	234,200	1,586,037
#	Modec, Inc.	130,400	5,103,861
#	Nippon Gas Co., Ltd.	153,000	1,377,770
	Nippon Seiro Co., Ltd.	64,000	249,056
	Sala Corp.	121,000	568,221
	San-Ai Oil Co., Ltd.	266,000	1,549,579
#	Shinko Plantech Co., Ltd.	159,000	2,218,729
	Sinanen Co., Ltd.	266,000	1,321,598
#	Toa Oil Co., Ltd.	369,000	667,273
#	Toyo Kanetsu K.K.	478,000	1,189,199
Total Energy			23,001,143

Financials — (6.3%)
	Azel Corp.	214,000	622,728
#	Bank of the Ryukyus, Ltd.	125,080	2,074,717
#	Central Finance Co., Ltd.	341,000	1,326,424
	Century Leasing System, Inc.	186,200	2,606,287
#	Cosmo Securities Co., Ltd.	1,419,000	2,420,344
#	Credia Co., Ltd.	28,000	80,525
#	Daiko Clearing Services Corp.	51,000	438,128
	Fukushima Bank, Ltd.	790,000	864,709
	Fuyo General Lease Co., Ltd.	108,000	3,612,830
	Gro-BeLS Co., Ltd.	177,000	308,810
	Higashi-Nippon Bank, Ltd.	643,000	2,612,305
	Ichiyoshi Securities Co., Ltd.	165,000	2,379,835
	Keihanshin Real Estate Co., Ltd.	144,000	1,043,296
	Kirayaka Holdings, Inc.	98,000	175,048
#	Kiyo Holdings, Inc.	2,247,000	3,498,593
#	Kobayashi Yoko Co., Ltd.	30,400	279,567
#	Kosei Securities Co., Ltd.	295,000	448,352
# *	Kyushu-Shinwa Holdings, Inc.	1,490,000	470,942
#	Marusan Securities Co., Ltd.	263,000	2,944,575
	Meiwa Estate Co., Ltd.	89,300	1,232,360
	Mito Securities Co., Ltd.	278,000	1,194,606
	Mitsubishi UFJ Financial Group, Inc.	1	9,808
	Miyazaki Bank, Ltd.	507,000	2,182,891
	Nisshin Fudosan Co., Ltd.	81,100	1,108,912
#	Odakyu Real Estate Co., Ltd.	146,000	581,002
	Osaka Securities Finance Co., Ltd.	54,000	193,312
#	Pocket Card Co., Ltd.	82,000	472,455
	Ricoh Leasing Co., Ltd.	107,900	2,443,291
#	Sankei Building Co., Ltd.	235,000	2,364,305

9

# *	Seven Seas Holdings Co., Ltd.	194,000	$240,825
	Shikoku Bank, Ltd.	762,000	3,192,738
#	Shimizu Bank, Ltd.	32,900	1,452,900
	Shinki Co., Ltd.	217,500	438,726
	Shoei Co., Ltd.	38,332	804,126
#	Suruga Corp.	134,600	3,158,618
#	Tachihi Enterprise Co., Ltd.	42,650	2,083,300
	Takagi Securities Co., Ltd.	208,000	846,517
	The Aichi Bank, Ltd.	31,700	3,471,927
	The Akita Bank, Ltd.	701,000	3,412,397
	The Aomori Bank, Ltd.	627,000	2,480,628
	The Bank of Ikeda, Ltd.	64,500	2,879,946
	The Bank of Iwate, Ltd.	66,500	3,866,766
	The Bank of Okinawa, Ltd.	76,500	2,778,697
	The Bank of Saga, Ltd.	599,000	1,983,085
# *	The Chiba Kogyo Bank, Ltd.	174,200	2,585,051
	The Chukyo Bank, Ltd.	751,000	2,239,725
	The Daisan Bank, Ltd.	637,000	2,042,150
	The Daito Bank, Ltd.	432,000	600,918
	The Ehime Bank, Ltd.	609,000	1,998,773
	The Eighteenth Bank, Ltd.	630,000	2,627,264
	The Fukui Bank, Ltd.	864,000	2,658,221
	The Hokuetsu Bank, Ltd.	898,000	2,382,179
	The Kagawa Bank, Ltd.	276,350	1,642,863
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,644,987
	The Kita-Nippon Bank, Ltd.	30,506	1,350,233
	The Michinoku Bank, Ltd.	538,000	1,754,309
	The Minato Bank, Ltd.	1,470,000	3,226,921
	The Nagano Bank, Ltd.	322,000	1,057,692
	The Oita Bank, Ltd.	517,000	3,402,046
#	TOC Co., Ltd.	443,950	4,573,135
	Tochigi Bank, Ltd.	396,000	2,590,180
	Toho Bank, Ltd.	799,000	3,445,993
#	Toho Real Estate Co., Ltd.	195,000	1,416,658
	Tohoku Bank, Ltd.	340,000	601,669
#	Tokushima Bank, Ltd.	274,200	1,848,987
	Tokyo Rakutenchi Co., Ltd.	227,000	1,002,185
#	Tokyo Theatres Co., Inc.	281,000	721,905
	Tokyu Community Corp.	49,400	1,438,713
#	Tokyu Livable, Inc.	132,300	2,673,550
	Tomato Bank, Ltd.	407,000	825,184
#	Tottori Bank, Ltd.	336,000	888,265
# *	Towa Bank, Ltd.	833,000	1,448,032
#	Towa Real Estate Development Co., Ltd.	371,000	1,427,604
	Toyo Securities Co., Ltd.	315,000	1,306,446
	Yamagata Bank, Ltd.	615,000	3,112,467
	Yuraku Real Estate Co., Ltd.	212,000	1,022,560
Total Financials			134,639,018

Health Care — (2.8%)
	Aloka Co., Ltd.	104,000	1,196,270
	As One Corp.	64,880	1,675,092
	ASKA Pharmaceutical Co., Ltd.	103,000	798,536
	Create Medic Co., Ltd.	28,000	274,825
#	Eiken Chemical Co., Ltd.	81,000	638,301

10

	FALCO biosystems, Ltd.	35,200	$293,060
#	Fuso Pharmaceutical Industries, Ltd.	330,000	935,011
	Hitachi Medical Corp.	138,000	1,400,838
#	Hogy Medical Co., Ltd.	56,000	2,502,698
#	Iwaki & Co., Ltd.	55,000	145,084
*	Japan Medical Dynamic Marketing, Inc.	44,900	110,442
#	Jeol, Ltd.	275,000	1,819,517
	JMS Co., Ltd.	129,000	391,669
	Kaken Pharmaceutical Co., Ltd.	397,000	2,889,790
	Kawamoto Corp.	4,000	18,546
	Kawanishi Holdings, Ltd.	7,400	90,300
	Kawasumi Laboratories, Inc.	45,000	268,536
	Kissei Pharmaceutical Co., Ltd.	196,000	3,453,293
#	Kyorin Co., Ltd.	203,000	2,868,440
	Miraca Holdings, Inc.	134,000	2,682,922
	Mochida Pharmaceutical Co., Ltd.	430,000	4,058,965
#	Nichii Gakkan Co.	124,500	1,999,194
	Nihon Kohden Corp.	159,000	2,949,265
#	Nikkiso Co., Ltd.	243,000	2,147,819
#	Nippon Chemiphar Co., Ltd.	119,000	504,224
	Nippon Shinyaku Co., Ltd.	243,000	2,239,455
#	Nipro Corp.	202,000	4,159,230
	Nissui Pharmaceutical Co., Ltd.	67,800	508,835
#	Paramount Bed Co., Ltd.	109,400	1,680,768
	Rion Co., Ltd.	5,000	33,966
#	Rohto Pharmaceutical Co., Ltd.	399,000	4,027,913
#	Seikagaku Corp.	203,900	2,371,211
#	SSP Co., Ltd.	436,000	2,121,223
	Torii Pharmaceutical Co., Ltd.	98,900	1,609,920
	Towa Pharmaceutical Co., Ltd.	57,800	2,367,092
	Vital-Net, Inc.	146,300	843,574
	Wakamoto Pharmaceutical Co., Ltd.	102,000	392,189
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,414,543
Total Health Care			59,882,556

Industrials — (21.5%)
#	A&A Material Corp.	235,000	331,499
#	Advan Co., Ltd.	102,100	1,080,676
	ADVANEX, Inc.	121,000	245,242
	Aeon Delight Co., Ltd.	71,400	2,183,691
	Aica Kogyo Co., Ltd.	243,000	2,786,550
#	Aichi Corp.	267,800	3,660,111
	Aida Engineering, Ltd.	273,000	1,993,792
	Airport Facilities Co., Ltd.	190,970	1,447,693
	Airtech Japan, Ltd.	26,700	231,559
	Alps Logistics Co., Ltd.	53,900	711,259
# *	Altech Co., Ltd.	23,000	79,998
	Altech Corp.	38,150	454,093
#	Amano Corp.	283,000	3,987,639
	Ando Corp.	264,000	520,078
	Anest Iwata Corp.	152,000	921,170
# *	Arai-Gumi, Ltd.	131,150	131,750
	ART Corp.	38,000	1,131,610
#	Asahi Diamond Industrial Co., Ltd.	251,000	1,866,011
	Asahi Kogyosha Co., Ltd.	101,000	389,236

11

	Asahi Pretec Corp.	126,550	$3,526,590
	Asanuma Corp.	234,000	446,226
	Asia Air Survey Co., Ltd.	32,000	96,074
#	Asunaro Aoki Construction Co., Ltd.	171,000	1,060,727
	Ataka Construction & Engineering Co., Ltd.	60,000	165,211
	Bando Chemical Industries, Ltd.	349,000	2,258,023
	Biken Techno Corp.	14,100	84,752
	Bunka Shutter Co., Ltd.	245,000	1,402,182
	Central Glass Co., Ltd.	617,000	3,447,898
	Central Security Patrols Co., Ltd.	45,800	451,155
#	Chudenko Corp.	220,000	3,695,485
#	Chugai Ro Co., Ltd.	335,000	1,111,470
	Chuo Denki Kogyo Co., Ltd.	92,000	798,302
#	CKD Corp.	236,000	2,520,002
	Commuture Corp.	157,202	1,135,108
#	Cosel Co., Ltd.	147,100	2,132,681
	CTI Engineering Co., Ltd.	45,100	350,481
	Dai-Dan Co., Ltd.	160,000	934,693
	Daihen Corp.	471,000	2,918,610
	Daiho Corp.	202,000	356,017
#	Daiichi Chuo Kisen Kaisha	877,000	4,110,580
#	Dai-Ichi Jitsugyo Co., Ltd.	198,000	1,019,916
#	Daimei Telecom Engineering Corp.	143,000	1,515,185
#	Daiseki Co., Ltd.	140,712	2,935,583
# *	Daisue Construction Co., Ltd.	316,500	264,137
	Daiwa Industries, Ltd.	173,000	1,324,275
	Danto Holdings Corp.	92,000	284,669
#	DENSEI-LAMBDA K.K.	70,084	892,078
	Denyo Co., Ltd.	93,000	886,647
	DMW Corp.	1,600	74,961
# *	Eneserve Corp.	110,900	441,868
	Enshu, Ltd.	215,000	538,947
#	Freesia Macross Corp.	1,355,000	451,005
#	Fudo Tetra Corp.	619,800	1,060,885
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	59,603
*	Fujisash Co., Ltd.	106,300	182,678
#	Fujita Corp.	115,010	358,804
	Fujitec Co., Ltd.	312,000	2,102,046
	Fukuda Corp.	136,000	500,186
	Fukusima Industries Corp.	30,500	308,795
#	Fukuyama Transporting Co., Ltd.	959,000	4,079,257
	Funai Consulting, Co., Ltd.	102,000	661,356
#	Furukawa Co., Ltd.	1,428,000	3,101,681
	Furusato Industries, Ltd.	52,000	790,184
#	Futaba Corp.	163,800	3,503,354
#	Gecoss Corp.	116,700	678,209
#	GS Yuasa Corp.	1,282,000	3,032,837
#	Hakuyosha Co., Ltd.	88,000	244,910
*	Haltec Corp.	62,000	76,380
#	Hamai Co., Ltd.	97,000	237,484
	Hanwa Co., Ltd.	745,000	3,669,919
#	Hazama Corp.	293,600	375,960
	Hibiya Engineering, Ltd.	133,000	1,111,118
#	Hisaka Works, Ltd.	41,000	817,819
	Hitachi Metals Techno, Ltd.	57,500	285,430

12

#	Hitachi Plant Technologies, Ltd.	681,570	$3,855,207
	Hitachi Tool Engineering, Ltd.	96,500	1,386,832
	Hitachi Transport System, Ltd.	358,000	3,954,141
	Hokuetsu Industries Co., Ltd.	96,000	377,745
	Hokuriku Electrical Construction Co., Ltd.	56,000	175,515
#	Hosokawa Micron Corp.	147,000	1,356,825
#	Howa Machinery, Ltd.	389,000	450,321
	IBJ Leasing Co., Ltd.	127,800	2,919,992
	Ichiken Co., Ltd.	105,000	252,671
#	Ichinen Co., Ltd.	73,000	476,069
#	Idec Corp.	135,500	2,006,787
#	Iino Kaiun Kaisha, Ltd.	355,000	4,205,621
	i-Logistics Corp.	91,000	239,372
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,056,482
	Inabata and Co., Ltd.	226,000	1,540,387
# *	Inoue Kogyo Co., Ltd.	425,000	299,867
#	Inui Steamship Co., Ltd.	83,000	1,068,831
# *	Iseki & Co., Ltd.	779,000	1,520,862
*	Ishikawa Seisakusho, Ltd.	154,000	157,101
*	Ishikawajima Construction Materials Co., Ltd.	43,000	74,959
	Ishikawajima Transport Machinery Co., Ltd.	73,000	315,638
#	Itoki Crebio Corp.	179,000	1,450,589
	Iwasaki Electric Co., Ltd.	266,000	694,547
#	Iwatani International Corp.	870,000	2,482,927
# *	J Bridge Corp.	276,000	207,747
#	Jalux, Inc.	44,400	774,723
#	Jamco Corp.	84,000	743,318
# *	Japan Bridge Corp.	44,350	118,183
#	Japan Cash Machine Co., Ltd.	102,115	1,034,168
	Japan Foundation Engineering Co., Ltd.	95,600	300,261
#	Japan Kenzai Co., Ltd.	95,940	600,391
#	Japan Pulp & Paper Co., Ltd.	514,000	1,947,726
*	Japan Servo Co., Ltd.	80,000	389,583
	Japan Steel Tower Co., Ltd.	44,000	249,429
#	Japan Transcity Corp.	236,000	1,173,844
	K.R.S. Corp.	39,200	481,122
#	Kamagai Gumi Co., Ltd.	532,800	1,155,611
	Kamei Corp.	121,000	770,973
	Kanaden Corp.	121,000	753,674
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	873,238
	Kanamoto Co., Ltd.	114,000	1,238,876
#	Kandenko Co., Ltd.	150,000	846,799
# *	Kanematsu Corp.	1,481,625	2,482,109
# *	Kanematsu-NNK Corp.	125,000	164,339
#	Katakura Industries Co., Ltd.	119,000	2,131,102
	Kato Works Co., Ltd.	202,000	1,227,676
# *	Kawada Industries, Inc.	158,000	345,551
*	Kawagishi Bridge Works Co., Ltd.	38,000	152,716
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	534,349
# *	Kimmon Manufacturing Co., Ltd.	180,000	249,604
# *	Kimura Chemical Plants Co., Ltd.	61,000	377,070
#	Kinki Sharyo Co., Ltd.	212,000	824,880
	Kinsho Corp.	91,000	285,519
#	Kintetsu World Express, Inc.	120,000	4,074,419
	Kioritz Corp.	239,000	738,747

13

#	Kitagawa Iron Works Co., Ltd.	344,000	$763,105
#	Kitano Construction Corp.	237,000	495,668
	Kitazawa Sangyo Co., Ltd.	57,000	207,137
	Kitz Corp.	420,000	3,657,031
	Koike Sanso Kogyo Co., Ltd.	155,000	1,154,105
	Koito Industries, Ltd.	102,000	362,251
# *	Kokusai Kogyo Co., Ltd.	129,000	612,316
#	Komai Tekko, Inc.	109,000	256,502
	Komatsu Wall Industry Co., Ltd.	33,700	507,682
	Kondotec, Inc.	40,500	335,157
	Kosaido Co., Ltd.	79,000	451,733
	Kuroda Electric Co., Ltd.	112,900	1,702,319
#	Kyodo Printing Co., Ltd.	311,000	1,107,747
#	Kyoei Sangyo Co., Ltd.	97,000	309,871
#	Kyokuto Boeki Kaisha, Ltd.	82,000	261,231
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,326,478
	Kyosan Electric Manufacturing Co., Ltd.	218,000	868,724
	Kyowa Exeo Corp.	354,000	4,105,127
	Kyudenko Corp.	281,000	1,526,079
# *	Link Consulting Associates - Japan Corp.	63,500	91,922
# *	Lonseal Corp.	127,000	168,845
#	Maeda Corp.	641,000	2,843,241
	Maeda Road Construction Co., Ltd.	327,000	2,898,397
	Maezawa Industries, Inc.	59,300	270,588
#	Maezawa Kaisei Industries Co., Ltd.	54,700	741,314
	Marubeni Construction Material Lease Co., Ltd.	78,000	144,818
	Maruka Machinery Co., Ltd.	28,100	332,749
	Maruwn Corp.	66,000	223,952
#	Maruyama Manufacturing Co., Inc.	150,000	346,724
	Maruzen Showa Unyu Co., Ltd.	335,000	1,113,195
#	Matsuda Sangyo Co., Ltd.	82,300	1,825,817
	Matsui Construction Co., Ltd.	98,600	450,127
# *	Matsuo Bridge Co., Ltd.	72,000	99,791
	Max Co., Ltd.	188,000	2,921,403
#	Meidensha Corp.	785,050	2,857,778
# *	Meiji Machine Co., Ltd.	213,000	145,272
#	Meiji Shipping Co., Ltd.	109,000	855,328
	Meisei Industrial Co., Ltd.	29,000	136,759
#	Meitec Corp.	138,800	3,976,263
	Meito Transportation Co., Ltd.	22,000	161,501
# *	Meiwa Trading Co., Ltd.	140,000	399,071
	Mirai Group Co., Ltd.	100,000	113,527
	Mitani Corp.	54,000	602,710
#	Mitsubishi Cable Industries, Ltd.	736,000	1,126,916
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	1,134,532
#	Mitsubishi Pencil Co., Ltd.	121,500	1,809,669
#	Mitsuboshi Belting, Ltd.	281,000	1,664,463
#	Mitsui Matsushima Co., Ltd.	347,000	536,954
#	Mitsui-Soko Co., Ltd.	487,000	2,900,865
	Mitsumura Printing Co., Ltd.	95,000	361,054
#	Miura Co., Ltd.	148,600	4,580,218
	Miura Printing Corp.	19,000	48,583
# *	Miyairi Valve Manufacturing Co., Ltd.	43,000	71,146
# *	Miyaji Engineering Group	203,000	243,527
# *	Miyakoshi Corp.	44,200	783,993

14

*	Mori Denki Mfg. Co., Ltd.	628,000	$102,074
	Morita Corp.	163,000	844,216
	Moshi Moshi Hotline, Inc.	61,350	2,739,784
	Mystar Engineering Corp.	15,600	80,659
	NAC Co., Ltd.	28,900	305,200
#	Nachi-Fujikoshi Corp.	604,000	3,101,536
	Naikai Zosen Corp.	75,000	516,713
#	Nakano Corp.	103,000	280,179
	Narasaki Sangyo Co., Ltd.	68,000	114,588
	NEC Leasing, Ltd.	72,600	1,390,549
	NEC System Integration & Construction, Ltd.	172,100	1,803,757
	New Tachikawa Aircraft Co., Ltd.	10,100	230,452
	Nichias Corp.	435,000	4,617,236
	Nichiban Co., Ltd.	125,000	430,486
#	Nichiha Corp.	126,180	1,578,277
#	Nihon Spindle Manufacturing Co., Ltd.	115,000	395,287
	Nikko Co., Ltd.	127,000	374,010
	Nippei Toyama Corp.	173,000	1,705,205
	Nippo Corp.	409,000	3,403,540
	Nippon Carbon Co., Ltd.	397,000	1,767,707
# *	Nippon Conveyor Co., Ltd.	168,000	176,930
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,588,415
	Nippon Denwa Shisetu Co., Ltd.	208,000	715,928
	Nippon Filcon Co., Ltd.	75,000	572,303
	Nippon Hume Corp.	91,000	372,541
	Nippon Jogesuido Sekkei Co., Ltd.	289	279,463
#	Nippon Kanzai Co., Ltd.	71,000	1,854,098
	Nippon Koei Co., Ltd., Tokyo	279,000	834,986
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,352,350
#	Nippon Parking Development Co., Ltd.	10,609	764,480
	Nippon Seisen Co., Ltd.	95,000	638,760
#	Nippon Sharyo, Ltd.	506,000	1,090,928
	Nippon Shindo Co., Ltd.	50,000	104,170
	Nippon Signal Co., Ltd.	216,000	1,403,129
	Nippon Steel Trading Co., Ltd.	399,000	1,218,362
	Nippon Thompson Co., Ltd.	262,000	2,341,606
	Nippon Tungsten Co., Ltd.	82,000	228,722
	Nippon Yusoki Co., Ltd.	141,000	855,648
#	Nishimatsu Construction Co., Ltd.	979,000	3,456,738
	Nishishiba Electric Co., Ltd.	85,000	185,818
#	Nissei Corp.	107,400	1,372,760
	Nissei Plastic Industrial Co., Ltd.	68,000	448,075
#	Nissha Printing Co., Ltd.	60,200	1,635,861
	Nissin Corp.	351,000	1,243,818
#	Nissin Electric Co., Ltd.	370,000	1,469,810
	Nitchitsu Co., Ltd.	60,000	260,857
	Nitta Corp.	104,200	2,322,473
	Nitto Boseki Co., Ltd.	870,000	3,327,152
#	Nitto Electric Works, Ltd.	154,800	2,255,206
	Nitto Kohki Co., Ltd.	78,300	1,677,357
	Nitto Seiko Co., Ltd.	143,000	1,096,150
*	Nittoc Construction Co., Ltd.	156,000	147,545
	Noda Corp.	33,800	119,796
#	Nomura Co., Ltd.	210,000	1,139,408
#	Noritz Corp.	177,100	3,428,953

15

# *	Oak Capital Corp.	649,354	$489,160
	Obayashi Road Corp.	106,000	194,975
	Odakyu Construction Co., Ltd.	63,500	166,837
*	Ohmori Co., Ltd.	95,400	27,103
	Oiles Corp.	101,952	2,275,945
#	Okabe Co., Ltd.	192,000	1,037,580
#	Okamoto Machine Tool Works, Ltd.	164,000	722,948
	Okamura Corp.	389,000	3,859,537
	Okano Valve Manufacturing Co.	58,000	620,035
#	Oki Electric Cable Co., Ltd.	117,000	258,833
	OKK Corp.	262,000	974,432
#	Okumura Corp.	789,000	4,037,905
#	O-M, Ltd.	107,000	926,912
	Onoken Co., Ltd.	72,800	1,077,194
#	Organo Corp.	203,000	4,042,169
#	Oriental Construction Co., Ltd.	65,900	205,866
	Original Engineering Consultants Co., Ltd.	9,000	27,538
#	Oyo Corp.	110,400	1,374,757
	P.S. Mitsubishi Construction Co., Ltd.	76,800	217,718
# *	Pasco Corp.	242,500	464,217
#	Pasona, Inc.	1,474	2,499,521
	Patlite Corp.	72,080	561,856
# *	Penta-Ocean Construction Co., Ltd.	1,728,000	2,280,350
# *	PIA Corp.	29,500	437,045
#	Pilot Corp.	156	1,145,566
#	Pronexus, Inc.	137,000	1,189,830
#	Raito Kogyo Co., Ltd.	199,000	637,291
#	Rasa Industries, Ltd.	277,000	794,156
	Rheon Automatic Machinery Co., Ltd.	64,000	217,665
	Riken Electric Wire Co., Ltd.	39,000	63,059
	Ryobi, Ltd.	587,000	3,922,758
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	198,375
# *	Sailor Pen Co., Ltd.	127,000	147,426
	Sakai Heavy Industries, Ltd.	126,000	418,528
# *	Sakurada Co., Ltd.	225,000	89,421
# *	Sanix, Inc.	161,700	369,415
	Sanki Engineering Co., Ltd.	268,000	2,142,070
	Sanko Metal Industrial Co., Ltd.	118,000	224,846
	Sankyo-Tateyama Holdings, Inc.	1,132,000	2,065,241
	Sanritsu Corp.	17,800	175,658
	Sanyo Denki Co., Ltd.	219,000	1,472,790
	Sanyo Engineering & Construction, Inc.	48,000	287,784
	Sanyo Industries, Ltd., Tokyo	102,000	280,004
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	2,841,105
# *	Sata Construction Co., Ltd.	234,000	242,646
#	Sato Corp.	111,500	2,075,089
	Sato Shoji Corp.	67,000	616,828
	Sawafuji Electric Co., Ltd.	48,000	121,516
	Secom Joshinetsu Co., Ltd.	34,800	763,339
#	Secom Techno Service Co., Ltd.	44,500	1,797,070
	Seibu Electric Industry Co., Ltd.	67,000	332,447
	Seika Corp.	274,000	767,750
# *	Seikitokyu Kogyo Co., Ltd.	335,000	269,263
	Sekisui Jushi Co., Ltd.	166,000	1,323,428
	Senko Co., Ltd.	381,000	1,239,898

16

#	Senshu Electric Co., Ltd.	37,300	$925,097
#	Shibaura Mechatronics Corp.	175,000	1,058,623
#	Shibusawa Warehouse Co., Ltd.	266,000	1,547,296
	Shibuya Kogyo Co., Ltd.	84,500	662,627
#	Shima Seiki Manufacturing Co., Ltd.	133,800	4,542,041
	Shin Nippon Air Technologies Co., Ltd.	87,280	639,197
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	595,757
#	Shinko Electric Co., Ltd.	509,000	1,575,895
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	870,248
#	Shinmaywa Industries, Ltd.	413,000	2,058,160
#	Shinnihon Corp.	215,900	1,064,918
	Shinsho Corp.	291,000	974,075
#	Shinwa Kaiun Kaisha, Ltd.	540,000	4,170,507
	Shiraishi Corp.	25,000	22,498
#	Sho-Bond Corp.	100,800	1,052,746
#	Shoko Co., Ltd.	324,000	519,763
#	Showa Aircraft Industry Co., Ltd.	114,000	1,540,265
#	Showa KDE Co., Ltd.	124,000	204,843
	Sintokogio, Ltd.	197,000	2,890,987
	Soda Nikka Co., Ltd.	67,000	268,175
	Sodick Co., Ltd.	187,000	1,340,374
	Space Co., Ltd.	75,320	607,987
	Subaru Enterprise Co., Ltd.	59,000	190,184
	Sugimoto & Co., Ltd.	35,000	542,017
# *	Sumitomo Coal Mining Co., Ltd.	851,500	901,987
	Sumitomo Densetsu Co., Ltd.	107,400	374,716
# *	Sumitomo Mitsui Construction Co., Ltd.	419,560	893,683
#	Sumitomo Precision Products Co., Ltd.	180,000	967,614
	Sumitomo Warehouse Co., Ltd.	130,000	896,716
	Sun Wave Corp.	155,000	400,095
#	Suzuki Metal Industry Co., Ltd.	71,000	222,830
#	SWCC Showa Holdings Co., Ltd.	853,000	1,222,713
	Taihei Dengyo Kaisha, Ltd.	155,000	1,174,077
	Taihei Kogyo Co., Ltd.	264,000	1,751,179
# *	Taiheiyo Kaiun Co., Ltd.	167,000	537,218
# *	Taiheiyo Kouhatsu, Inc.	198,000	235,630
#	Taiho Kogyo Co., Ltd.	97,700	1,447,035
	Taikisha, Ltd.	129,000	1,810,400
	Taisei Rotec Corp.	271,000	500,877
	Takada Kiko Co., Ltd.	48,000	194,637
	Takano Co., Ltd.	53,400	543,805
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	598,989
	Takara Printing Co., Ltd.	39,055	351,187
#	Takara Standard Co., Ltd.	529,000	2,959,542
	Takasago Thermal Engineering Co., Ltd.	299,000	2,823,494
#	Takashima & Co., Ltd.	137,000	269,027
	Takigami Steel Construction Co., Ltd.	50,000	226,452
	Takisawa Machine Tool Co., Ltd.	191,000	482,569
#	Takuma Co., Ltd.	305,000	1,891,584
	Tanseisha Co., Ltd.	74,000	318,459
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	619,135
#	TCM Corp.	359,000	1,222,262
	Techno Associe Co., Ltd.	59,900	703,139
	Techno Ryowa, Ltd.	66,600	502,989
	Teikoku Electric Manufacturing Co., Ltd.	27,300	695,726

17

# *	Tekken Corp.	535,000	$694,454
	Teraoka Seisakusho Co., Ltd.	55,000	408,326
#	The Keihin Co., Ltd.	204,000	461,564
	The Kodensha Co., Ltd.	25,000	66,745
	The Nippon Road Co., Ltd.	333,000	609,875
	The Yasuda Warehouse Co., Ltd.	100,900	999,233
# *	Toa Corp.	764,000	1,204,595
#	Toa Doro Kogyo Co., Ltd.	155,000	299,256
# *	Tobishima Corp.	1,365,500	828,612
#	Tocalo Co., Ltd.	53,000	1,288,858
	Todentu Corp.	121,000	371,854
	Toenec Corp.	324,000	1,417,427
	Tokai Lease Co., Ltd.	86,000	161,328
	Tokimec, Inc.	272,000	634,014
	Toko Electric Corp.	88,000	304,498
	Tokyo Biso Kogyo Corp.	19,000	123,454
	Tokyo Energy & Systems, Inc.	129,000	1,050,150
#	Tokyo Kikai Seisakusho, Ltd.	312,000	962,134
	Tokyo Leasing Co., Ltd.	223,800	3,336,586
	Tokyo Sangyo Co., Ltd.	78,000	281,487
#	Tokyu Construction Co., Ltd.	366,290	2,089,393
	Toli Corp.	212,000	550,250
#	Tomoe Corp.	115,500	373,622
#	Tonami Transportation Co., Ltd.	340,000	911,741
#	Tori Holdings Co., Ltd.	2,969,000	675,175
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,272,401
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,782,817
#	Tosho Printing Co., Ltd.	249,000	759,698
#	Totetsu Kogyo Co., Ltd.	125,000	780,221
# *	Toyo Construction Co., Ltd.	987,000	1,045,853
#	Toyo Electric Co., Ltd.	159,000	596,289
#	Toyo Engineering Corp.	656,000	4,002,082
#	Toyo Machinery & Metal Co., Ltd.	61,000	379,639
	Toyo Shutter Co., Ltd.	11,800	176,369
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	594,500
#	Trusco Nakayama Corp.	114,100	2,245,341
	Tsubakimoto Chain Co.	609,000	4,393,972
	Tsubakimoto Kogyo Co., Ltd.	97,000	376,051
#	Tsudakoma Corp.	204,000	749,234
#	Tsugami Corp.	272,000	1,302,038
	Tsukishima Kikai Co., Ltd.	152,000	1,461,068
	Tsurumi Manufacturing Co., Ltd.	96,000	968,800
	Tsuzuki Denki Co., Ltd.	75,000	268,541
	TTK Co., Ltd.	62,000	356,766
	Uchida Yoko Co., Ltd.	175,000	882,826
	Ueki Corp.	47,000	76,718
#	Union Tool Co.	79,000	2,913,696
	Utoc Corp.	99,000	557,130
# *	Venture Link Co., Ltd.	405,500	732,782
*	Wakachiku Construction Co., Ltd.	395,000	463,788
	Wavelock Holdings Co., Ltd.	31,500	159,533
	Weathernews, Inc.	20,000	89,002
	Yahagi Construction Co., Ltd.	154,000	602,736
	Yamato Corp.	82,000	279,732
	Yamaura Corp.	40,500	113,729

18

	Yamazen Co., Ltd.	315,000	$2,336,389
#	Yokogawa Bridge Corp.	142,400	834,952
	Yondenko Corp.	136,800	704,788
	Yuasa Trading Co., Ltd.	800,000	1,418,459
	Yuken Kogyo Co., Ltd.	156,000	651,717
	Yurtec Corp.	285,000	1,584,181
	Yushin Precision Equipment Co., Ltd.	49,940	839,738
Total Industrials			459,821,399

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	313,921
	Aiphone Co., Ltd.	72,800	1,155,957
# *	Allied Telesis Holdings K.K.	279,600	169,750
#	Alpha Systems, Inc.	43,500	1,214,257
#	Anritsu Corp.	446,000	1,998,167
	AOI Electronics Co., Ltd.	38,400	623,516
*	Apic Yamada Corp.	36,000	171,612
#	Arisawa Manufacturing Co., Ltd.	139,400	1,210,242
#	CAC Corp.	70,900	584,367
	Canon Electronics, Inc.	70,000	2,275,559
	Canon Finetech, Inc.	151,070	2,626,690
#	Capcom Co., Ltd.	217,500	4,056,196
	Chino Corp.	162,000	589,526
	CMK Corp.	216,000	2,268,850
	Computer Engineering & Consulting, Ltd.	63,100	656,838
	Core Corp.	45,700	345,246
	Cresco, Ltd.	11,600	106,768
	Daiko Denshi Tsushin, Ltd.	23,000	49,608
#	Daiwabo Information System Co., Ltd.	62,000	839,718
#	Denki Kogyo Co., Ltd.	243,000	1,945,812
	DKK TOA Corp.	31,000	103,274
	DTS Corp.	43,600	1,361,498
#	eAccess, Ltd.	4,747	2,832,348
	Eizo Nanao Corp.	77,600	2,527,937
*	Elna Co., Ltd.	97,000	175,984
#	Enplas Corp.	72,200	1,181,356
#	Epson Toyocom Corp.	437,000	3,224,321
	ESPEC Corp.	82,000	1,184,409
# *	FDK Corp.	436,000	678,736
	Fuji Soft, Inc.	131,400	3,090,810
# *	Fujitsu Access, Ltd.	82,300	518,439
*	Fujitsu Component, Ltd.	177	228,316
	Fujitsu Devices, Inc.	78,000	1,543,171
#	Fujitsu Fronttec, Ltd.	80,700	705,556
	Fuso Dentsu Co., Ltd.	16,000	75,371
#	Future System Consulting Corp.	1,504	996,655
#	GMO Internet, Inc.	242,500	1,427,159
	Hakuto Co., Ltd.	82,500	1,298,338
	Hitachi Business Solution Co., Ltd.	43,200	257,301
	Hitachi Information Systems, Ltd.	150,600	3,360,832
	Hitachi Kokusai Electric, Inc.	319,000	3,931,688
#	Hitachi Maxell, Ltd.	158,100	1,844,981
	Hitachi Software Engineering Co., Ltd.	194,800	4,358,186
	Hitachi Systems & Services, Ltd.	86,000	1,850,773
#	Hochiki Corp.	99,000	544,571

19

#	Hokuriku Electric Industry Co., Ltd.	316,000	$694,276
#	Hosiden Corp.	255,600	3,372,595
	Icom, Inc.	51,000	1,431,513
# *	Ikegami Tsushinki Co., Ltd.	174,000	253,972
#	Ines Corp.	177,200	1,327,494
	I-Net Corp.	47,800	342,088
#	Information Services International-Dentsu, Ltd.	106,600	1,103,179
	INTEC Holdings, Ltd.	180,128	2,663,986
#	Invoice, Inc.	40,368	1,824,514
#	Ishii Hyoki Co., Ltd.	24,300	433,146
# *	Iwatsu Electric Co., Ltd.	311,000	456,246
#	Japan Aviation Electronics Industry, Ltd.	316,000	4,248,777
	Japan Business Computer Co., Ltd.	76,900	723,504
	Japan Digital Laboratory Co., Ltd.	116,500	1,602,381
	Japan Radio Co., Ltd.	446,000	1,705,280
#	Jastec Co., Ltd.	63,000	610,888
	JBIS Holdings, Inc.	71,300	330,520
	JIEC Co., Ltd.	199	197,012
#	Kaga Electronics Co., Ltd.	100,000	1,780,906
	Kanematsu Electronics, Ltd.	85,300	667,419
# *	Kasuga Electric Works, Ltd.	44,000	37,820
	Kawatetsu Systems, Inc.	174	192,144
	Koa Corp.	152,800	2,048,784
#	Koei Co., Ltd.	244,400	3,985,632
# *	Kubotek Corp.	285	82,863
	Kyoden Co., Ltd.	160,000	532,936
	Kyowa Electronic Instruments Co., Ltd.	52,000	150,192
	Macnica, Inc.	62,500	1,573,564
	Marubeni Infotec Corp.	21,000	45,019
	Marubun Corp.	98,700	1,134,306
#	Maruwa Co., Ltd.	34,000	661,842
	Maspro Denkoh Corp.	62,600	498,686
#	Megachips Corp.	89,600	1,693,647
*	Meisei Electric Co., Ltd.	318,000	282,935
#	Melco Holdings, Inc.	9,000	190,613
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,411,253
#	Miroku Jyoho Service Co., Ltd.	107,000	282,247
#	Mitsui High-Tec, Inc.	145,700	1,964,044
#	Mitsui Knowledge Industry Co., Ltd.	3,790	1,009,978
	Moritex Corp.	35,100	200,613
*	Mutoh Holdings Co., Ltd.	164,000	369,945
*	Nagano Japan Radio Co., Ltd.	85,000	144,153
	Nakayo Telecommunications, Inc.	49,000	159,498
	NEC Fielding, Ltd.	194,800	2,466,726
	NEC Mobiling, Ltd.	50,900	902,328
# *	NEC Tokin Corp.	392,000	1,457,804
#	Net One Systems Co., Ltd.	1,941	2,139,527
# *	Netmarks, Inc.	523	288,071
#	New Japan Radio Co., Ltd.	112,000	617,038
	Nichicon Corp.	272,300	3,886,910
	Nidec Sankyo Corp.	110,000	786,334
	Nihon Dempa Kogyo Co., Ltd.	72,400	4,102,191
#	Nihon Inter Electronics Corp.	94,700	469,960
	Nippon Avionics Co., Ltd.	83,000	304,022
	Nippon Ceramic Co., Ltd.	89,000	1,183,142

20

	Nippon Chemi-Con Corp.	443,000	$3,756,327
	Nippon Systemware Co., Ltd.	30,000	152,896
#	Nissho Electronics Corp.	81,600	667,127
#	Niws Co. HQ, Ltd.	2,400	544,372
	Nohmi Bosai, Ltd.	191,000	1,145,335
	NSD Co., Ltd.	178,600	2,622,410
	Okaya Electric Industries Co., Ltd.	66,000	444,780
*	Oki Electric Industry Co., Ltd.	1,380,000	2,561,269
	Ono Sokki Co., Ltd.	105,000	766,631
	Origin Electric Co., Ltd.	107,000	661,835
#	Osaki Electric Co., Ltd.	131,000	1,023,891
	PCA Corp.	17,500	193,803
# *	Pixela Corp.	33,000	206,331
*	Pulstec Industrial Co., Ltd.	21,200	40,283
	Ricoh Elemex Corp.	75,000	600,385
	Rikei Corp.	22,500	55,265
	Riken Keiki Co., Ltd.	79,900	643,829
#	Roland DG Corp.	61,400	2,640,271
	Ryoden Trading Co., Ltd.	155,000	1,230,509
	Ryosan Co., Ltd.	128,300	3,166,865
	Ryoyo Electro Corp.	110,900	1,622,852
#	Sanken Electric Co., Ltd.	190,000	1,837,967
	Sanko Co., Ltd.	22,000	107,236
	Sanshin Electronics Co., Ltd.	111,000	1,570,988
	Satori Electric Co., Ltd.	57,880	902,480
	Sekonic Corp.	36,000	94,695
	Shindengen Electric Manufacturing Co., Ltd.	304,000	1,464,890
	Shinkawa, Ltd.	70,200	1,472,922
	Shinko Shoji Co., Ltd.	78,000	1,747,958
	Shizuki Electric Co., Inc.	93,000	310,248
#	Siix Corp.	43,000	707,585
	SMK Corp.	272,000	1,809,965
	Sokkisha Co., Ltd.	107,000	501,417
	Sorun Corp.	95,100	705,756
*	SPC Electronics Corp.	48,200	118,205
	SRA Holdings	51,000	756,688
	Star Micronics Co., Ltd.	177,400	4,733,919
#	Sumida Corp.	67,949	991,650
	Sumisho Computer Systems Corp.	172,700	3,425,397
#	SUNX, Ltd.	120,600	868,975
	Tachibana Eletech Co., Ltd.	64,100	632,132
	Tamura Corp.	260,000	1,378,399
	Tamura Taiko Holdings, Inc.	194,000	577,237
# *	Teac Corp.	769,000	777,897
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	796,695
	TIS, Inc.	158,600	3,642,508
	TKC Corp.	103,300	1,878,369
# *	Toko, Inc.	309,000	769,244
#	Tokyo Denpa Co., Ltd.	24,900	306,561
	Tokyo Electron Device, Ltd.	361	665,531
#	Tomen Electronics Corp.	51,900	779,203
#	Tose Co., Ltd.	23,100	283,131
#	Totoku Electric Co., Ltd., Tokyo	129,000	227,631
	Toukei Computer Co., Ltd.	28,410	363,042
#	Towa Corp.	74,800	664,599

21

# *	Towa Meccs Corp.	127,000	$70,002
#	Toyo Corp.	113,600	1,611,950
#	Trans Cosmos, Inc.	167,900	3,217,018
	Trinity Industrial Corp.	56,000	458,771
	Tsuzuki Densan Co., Ltd.	22,500	100,305
#	Uniden Corp.	221,000	1,615,661
# *	Union Holdings Co., Ltd.	148,000	233,616
	Yamaichi Electronics Co., Ltd.	64,400	482,063
	Yaskawa Information Systems Corp.	40,000	161,280
#	Ye Data, Inc.	43,000	112,434
#	Yokowo Co., Ltd.	71,300	688,873
	Zuken, Inc.	97,700	990,505
Total Information Technology			198,891,937

Materials — (8.6%)
	Achilles Corp.	688,000	1,165,614
	Adeka Corp.	359,000	3,805,911
	Agro-Kanesho Co., Ltd.	7,000	50,061
#	Aichi Steel Corp.	376,000	2,061,512
	Arakawa Chemical Industries, Ltd.	67,400	826,525
	Aronkasei Co., Ltd.	117,000	524,664
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,315,489
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	890,078
	Chugai Mining Co., Ltd.	875,900	652,652
#	Chugoku Marine Paints, Ltd.	238,000	2,814,245
#	Chugokukogyo Co., Ltd.	105,000	166,968
*	Co-Op Chemical Co., Ltd.	163,000	203,354
#	Dai Nippon Toryo, Ltd.	501,000	803,714
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	390,079
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	357,940
	Daiken Corp.	450,000	1,386,815
#	Daiki Aluminium Industry Co., Ltd.	148,000	913,466
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,662,634
#	Daio Paper Corp.	446,000	3,490,326
#	Daiso Co., Ltd.	383,000	1,252,261
	DC Co., Ltd.	117,000	653,678
	Dijet Industrial Co., Ltd.	81,000	177,916
	Dynapac Co., Ltd.	25,000	82,356
	FP Corp.	77,300	2,653,168
	Fujikura Kasei Co., Ltd.	97,000	989,143
	Fumakilla, Ltd.	68,000	208,433
	Geostar Corp.	43,000	97,258
#	Godo Steel, Ltd.	556,000	2,615,751
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	734,543
	Harima Chemicals, Inc.	80,000	514,263
	Hodogaya Chemical Co., Ltd.	288,000	910,584
	Hokkan Holdings, Ltd.	215,000	716,697
	Hokko Chemical Industry Co., Ltd.	90,000	305,314
	Hokuetsu Paper Mills, Ltd.	658,000	3,597,473
#	Hokushin Co., Ltd.	64,000	123,023
	Honshu Chemical Industry Co., Ltd.	35,000	261,161
	Ihara Chemical Industry Co., Ltd.	155,000	447,404
#	ISE Chemicals Corp.	88,000	1,264,916
# *	Ishihara Sangyo Kaisha, Ltd.	1,310,500	2,347,488
#	Ishii Iron Works Co., Ltd.	110,000	238,853

22

	Japan Carlit Co., Ltd.	59,800	$396,640
	JSP Corp.	109,600	1,460,799
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,057,436
	Kasei (C.I.) Co., Ltd.	119,000	376,509
#	Katakura Chikkarin Co., Ltd.	43,000	125,262
	Kawasaki Kasei Chemicals, Ltd.	121,000	202,115
# *	Kishu Paper Co., Ltd.	267,000	473,330
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,173,891
#	Kohsoku Corp.	64,500	376,973
	Konishi Co., Ltd.	69,300	728,539
	Kumiai Chemical Industry Co., Ltd.	296,000	642,569
	Kureha Corp.	660,000	3,271,194
#	Kurimoto, Ltd.	458,000	1,591,675
#	Kurosaki Harima Corp.	293,000	1,155,396
#	MEC Co., Ltd.	62,800	513,761
	Mesco, Inc.	30,000	163,514
#	Mitsubishi Paper Mills, Ltd.	1,124,000	2,532,699
	Mitsubishi Shindoh Co., Ltd.	200,000	605,889
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,482,303
# *	Mitsui Mining Co., Ltd.	793,500	1,414,028
	Mory Industries, Inc.	154,000	728,609
#	Nakabayashi Co., Ltd.	185,000	360,083
	Nakayama Steel Works, Ltd.	454,000	1,598,955
#	Neturen Co., Ltd., Tokyo	158,000	1,739,762
#	Nichia Steel Works, Ltd.	179,900	800,895
#	Nichireki Co., Ltd.	96,000	360,022
	Nifco, Inc.	171,000	3,738,710
	Nihon Kagaku Sangyo Co., Ltd.	81,000	630,815
	Nihon Matai Co., Ltd.	111,000	233,992
#	Nihon Nohyaku Co., Ltd.	224,000	1,260,235
	Nihon Parkerizing Co., Ltd.	235,000	3,660,336
	Nihon Seiko Co., Ltd.	18,000	53,622
# *	Nippon Carbide Industries Co., Inc.	201,000	390,411
	Nippon Chemical Industrial Co., Ltd.	288,000	791,081
#	Nippon Chutetsukan K.K.	97,000	183,349
*	Nippon Chuzo K.K.	136,000	276,237
	Nippon Concrete Industries Co., Ltd.	157,000	391,021
#	Nippon Denko Co., Ltd.	382,000	2,528,204
	Nippon Fine Chemical Co., Ltd.	93,000	651,460
	Nippon Foil Mfg., Co., Ltd.	51,000	90,035
#	Nippon Kasei Chemical Co., Ltd.	364,000	742,583
#	Nippon Kinzoku Co., Ltd.	227,000	868,210
#	Nippon Koshuha Steel Co., Ltd.	449,000	955,123
#	Nippon Metal Industry Co., Ltd.	608,000	3,084,191
#	Nippon Paint Co., Ltd.	798,000	4,065,764
	Nippon Pigment Co., Ltd.	43,000	173,056
	Nippon Pillar Packing Co., Ltd.	85,000	936,660
	Nippon Soda Co., Ltd.	539,000	2,090,754
	Nippon Valqua Industries, Ltd.	321,000	1,165,971
	Nippon Yakin Kogyo Co., Ltd.	406,000	4,737,249
	Nittetsu Mining Co., Ltd.	288,000	2,345,719
	Nitto FC Co., Ltd.	72,000	397,140
	NOF Corp.	719,000	3,314,712
#	Okamoto Industries, Inc.	412,000	1,453,866
#	Okura Industrial Co., Ltd.	216,000	705,888

23

	Osaka Organic Chemical Industry, Ltd.	67,700	$383,827
	Osaka Steel Co., Ltd.	151,000	2,857,933
	Riken Technos Corp.	202,000	678,114
#	S Science Co., Ltd.	3,265,000	634,989
#	S.T. Chemical Co., Ltd.	102,700	1,221,502
	Sakai Chemical Industry Co., Ltd.	364,000	2,780,539
	Sakata INX Corp.	219,000	1,215,830
#	Sanyo Chemical Industries, Ltd.	410,000	2,726,853
#	Sanyo Special Steel Co., Ltd.	582,000	4,251,481
	Sekisui Plastics Co., Ltd.	352,000	1,207,121
	Shikoku Chemicals Corp.	207,000	1,201,608
	Shinagawa Refractories Co., Ltd.	229,000	970,403
#	Shin-Etsu Polymer Co., Ltd.	286,100	3,904,123
	Shinko Wire Co., Ltd.	189,000	313,591
	Showa Tansan Co., Ltd.	49,000	169,153
	Somar Corp.	43,000	165,825
#	Stella Chemifa Corp.	43,200	1,278,087
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	3,030,365
	Sumitomo Osaka Cement Co., Ltd.	215,000	569,530
	Sumitomo Pipe & Tube Co., Ltd.	111,000	852,330
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,273,802
#	Taisei Lamick Co., Ltd.	18,900	452,514
	Takasago International Corp.	348,000	2,011,092
	Takiron Co., Ltd.	249,000	814,494
	Tayca Corp.	154,000	473,485
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,620,040
#	The Pack Corp.	67,900	1,262,516
# *	Titan Kogyo Kabushiki Kaisha	59,000	123,110
#	Toagosei Co., Ltd.	921,000	3,623,249
	Toda Kogyo Corp.	162,000	647,311
	Tohcello Co., Ltd.	119,000	1,329,250
# *	Toho Rayon Co., Ltd.	511,000	3,197,639
#	Toho Zinc Co., Ltd.	436,000	3,995,470
*	Tohpe Corp.	36,000	47,538
# *	Tokushu Tokai Holdings Co., Ltd.	498,580	1,218,864
	Tokyo Ohka Kogyo Co., Ltd.	103,500	2,321,426
	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,102,252
	Tokyo Tekko Co., Ltd.	162,000	1,026,130
	Tomoegawa Paper Co., Ltd.	125,000	396,835
	Tomoku Co., Ltd.	302,000	654,036
	Topy Industries, Ltd.	768,000	2,917,462
	Toyo Ink Manufacturing Co., Ltd.	438,000	1,670,455
#	Toyo Kohan Co., Ltd.	335,000	1,588,150
	TYK Corp.	145,000	361,858
#	Ube Material Industries, Ltd.	282,000	880,796
	Wood One Co., Ltd.	173,000	1,346,083
	Yamamura Glass Co., Ltd.	369,000	951,999
	Yodogawa Steel Works, Ltd.	657,000	3,643,747
	Yuki Gosei Kogyo Co., Ltd.	49,000	140,874
#	Yushiro Chemical Industry Co., Ltd.	53,000	993,559
Total Materials			184,422,212

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	357
*	Gajoen Kanko	37,000	—

24

*	Kakuei (L.) Corp.	100,000	$812
*	Maruishi Holdings Co., Ltd.	214,000	1,738
*	New Real Property KK	43,900	—
*	Nichiboshin, Ltd.	1,190	966
Total Other			3,873

Utilities — (0.4%)
#	Hokkaido Gas Co., Ltd.	215,000	527,081
	Hokuriku Gas Co., Ltd.	99,000	288,003
	Okinawa Electric Power Co., Ltd.	61,171	3,585,436
#	Saibu Gas Co., Ltd.	1,331,000	2,927,230
	Shizuoka Gas Co., Ltd.	265,000	1,462,584
	Tokai Corp.	265,000	881,964
Total Utilities			9,672,298

TOTAL COMMON STOCKS			1,560,834,467

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $7,070,000 FHLMC 6.275%(r), 09/01/36, valued at $6,503,626) to be repurchased at $6,409,771	$6,407	6,407,000

SECURITIES LENDING COLLATERAL — (26.8%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $389,642,111 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 06/01/22 to 07/01/37 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 01/01/21 to 04/01/47, valued at $338,614,429) to be repurchased at $332,024,262	331,975	331,974,696
@ Repurchase Agreement, Deutsche Bank Securities 5.37%, 07/02/07 (Collateralized by $85,738,107 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/11 to 06/01/37, valued at $44,070,051) to be repurchased at $43,212,377	43,206	43,205,932
@ Repurchase Agreement, UBS Warburg LLC 5.36%, 07/02/07 (Collateralized by $305,542,496 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 08/01/33 to 11/01/35, valued at $202,983,047) to be repurchased at $199,029,629	199,000	199,000,000
TOTAL SECURITIES LENDING COLLATERAL		574,180,628

TOTAL INVESTMENTS - (100.0%) (Cost $2,105,105,347)		$2,141,422,095

See accompanying Notes to Financial Statements.

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (38.5%)
COMMON STOCKS — (38.5%)
	A.I., Ltd.	519,249	$43,994
#	ABB Grain, Ltd.	610,540	4,707,998
*	Acclaim Exploration NL	435,905	17,705
*	Adacel Technologies, Ltd.	113,249	73,884
*	Adamus Resources, Ltd.	284,933	133,131
#	ADCorp Australia, Ltd.	229,411	65,049
#	Adelaide Bank, Ltd.	443,609	5,726,517
	Adelaide Brighton, Ltd.	2,191,287	6,806,256
# *	Admiralty Resources NL	2,558,090	593,864
	Adtrans Group, Ltd.	32,047	115,408
*	Advanced Magnesium, Ltd.	16,619	3,093
*	AED Oil, Ltd.	223,242	1,425,634
	Aevum, Ltd.	387,674	1,166,889
*	AFT Corp., Ltd.	495,284	1,680
*	Agenix, Ltd.	417,478	95,427
# *	Aim Resources, Ltd.	3,007,455	929,236
*	Ainsworth Game Technology, Ltd.	393,653	133,293
*	AJ Lucas Group, Ltd.	214,698	356,544
# *	Alchemia, Ltd.	565,630	412,013
#	Alesco Corp., Ltd.	298,850	3,503,618
*	Alkane Exploration, Ltd.	782,100	277,193
# *	Allegiance Mining NL	2,701,235	1,811,830
*	Alliance Resources, Ltd.	1,027,029	1,508,651
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	171,456
*	Amadeus Energy, Ltd.	737,757	543,328
	Amalgamated Holdings, Ltd.	369,347	2,016,938
	Amcom Telecommunications, Ltd.	926,711	180,700
	Ammtec, Ltd.	8,165	28,643
*	Anadis, Ltd.	136,900	18,514
*	Andean Resources, Ltd.	1,346,617	1,089,592
*	Anglo Australian Resources NL	1,799,335	143,136
	Ansell, Ltd.	602,086	6,220,339
*	Antares Energy, Ltd.	627,352	414,327
*	Anzon Australia, Ltd.	367,321	322,818
	AP Eagers, Ltd.	33,899	431,128
#	APA Group	1,794,627	6,371,461
# *	Aquila Resources, Ltd.	147,440	748,118
	ARB Corporation, Ltd.	267,440	975,809
# *	ARC Energy, Ltd.	945,512	1,230,648
	Ariadne Australia, Ltd.	291,838	177,225
# *	Arrow Energy NL	2,258,440	5,345,071
	ASG Group, Ltd.	82,898	104,338
*	Asian Pacific, Ltd.	454,331	51,950

1

#	Aspen Group, Ltd.	969,513	$2,103,325
#	Astron, Ltd.	75,215	167,530
	Atlas Group Holding, Ltd.	416,827	303,763
	Atlas South Sea Pearl, Ltd.	82,585	32,924
*	Aurora Oil & Gas, Ltd.	574,181	260,141
	Ausdrill, Ltd.	533,077	1,169,793
	Ausmelt, Ltd.	44,782	37,571
	Auspine, Ltd.	210,501	1,099,509
	Ausron, Ltd.	60,281	2,345
	Austal, Ltd.	791,629	2,512,240
*	Austar United Communications, Ltd.	5,107,520	7,171,250
#	Austereo Group, Ltd.	1,574,384	2,596,789
*	Austin Group, Ltd.	70,265	9,821
*	Austpac Resources NL	2,298,702	261,811
#	Australand Property Group	833,886	1,504,064
#	Australian Agricultural Co., Ltd.	1,043,457	2,606,874
#	Australian Infrastructure Fund	1,574,073	4,382,688
#	Australian Pharmaceutical Industries, Ltd.	1,073,604	2,044,840
# *	Australian Worldwide Exploration, Ltd.	1,845,281	5,672,944
*	Auto Group, Ltd.	41,309	6,304
*	Automotive Holdings Group	25,400	93,260
# *	Autron Corporation, Ltd.	989,247	72,220
	Avatar Industries, Ltd.	195,019	302,675
*	Avexa, Ltd.	167,778	90,161
#	AVJennings Homes, Ltd.	891,113	974,652
#	AWB, Ltd.	1,431,329	5,222,733
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	339,883
*	Ballarat South Gold, Ltd.	1,996	15,271
#	Bank of Queensland, Ltd.	456,004	6,704,533
	Beach Petroleum, Ltd.	3,615,242	4,363,426
*	Beaconsfield Gold NL	89,078	21,146
*	Becton Property Group	112,712	376,785
*	Bemax Resources, Ltd.	2,936,157	633,229
#	Bendigo Bank, Ltd.	388,119	4,994,347
# *	Bendigo Mining NL	2,080,818	571,471
	Beyond International, Ltd.	61,256	46,220
# *	Biota Holdings, Ltd.	757,558	1,192,330
	Blackmores, Ltd.	66,470	1,157,961
*	Blina Diamonds, Ltd.	15,073	5,756
*	BMA Gold, Ltd.	710,924	63,286
# *	Bolnisi Gold NL	1,170,501	2,603,858
#	Boom Logistics, Ltd.	714,055	2,042,539
# *	Boulder Steel, Ltd.	1,667,795	701,031
# *	BQT Solutions, Ltd.	659,898	86,497
#	Bradken, Ltd.	443,476	4,010,753
*	Breakaway Resporces. Ltd.	692,280	368,685
	Brickworks, Ltd.	74,505	902,237
	BSA, Ltd.	451,336	290,626
#	Cabcharge Australia, Ltd.	491,485	5,162,267
*	Calliden Group, Ltd.	590,393	250,492
	Campbell Brothers, Ltd.	219,697	5,395,438
	Candle Australia, Ltd.	214,050	598,461
*	Cape Range Wireless, Ltd.	3,581,304	12,145
# *	Capral Aluminium, Ltd.	743,515	456,039
	Cardno, Ltd.	212,168	1,311,167

2

*	Carnarvon Petroleum, Ltd.	1,823,916	$369,600
*	Carnegie Corp., Ltd.	706,760	110,623
#	Cash Converters International, Ltd.	955,600	566,687
# *	CBH Resources, Ltd.	3,239,096	1,476,412
	CDS Technologies, Ltd.	13,276	15,286
	CEC Group, Ltd.	169,289	354,049
#	Cedar Woods Properties, Ltd.	90,386	399,995
*	Cellestis, Ltd.	395,742	1,095,063
	Cellnet Group, Ltd.	154,345	121,510
*	Cellnet Group, Ltd.	232,539	28,133
# *	Centamin Egypt, Ltd.	1,650,083	1,567,210
#	Centennial Coal, Ltd.	1,264,222	3,240,951
*	Centralian Minerals, Ltd.	41,182	2,866
*	Ceramic Fuel Cells, Ltd.	1,152,980	936,095
	Chandler Macleod, Ltd.	83,883	78,721
	Charter Hall Group	500,000	1,201,056
*	Chemeq, Ltd.	166,742	11,733
# *	ChemGenex Pharmaceuticals, Ltd.	551,679	522,431
*	Chrome Corp., Ltd.	4,800	20
*	Circadian Technologies, Ltd.	64,591	70,630
*	Citigold Corp., Ltd.	2,561,146	1,037,100
#	City Pacific, Ltd.	614,968	2,032,680
*	Clinical Cell Culture, Ltd.	595,955	19,119
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	880,328
*	Clough, Ltd.	2,019,486	923,688
# *	Clover Corp., Ltd.	269,348	23,927
*	Cluff Resources Pacific NL	1,215,661	8,216
	CMI, Ltd.	81,810	97,059
*	CO2 Group, Ltd.	780,559	247,884
#	Coates Hire, Ltd.	1,086,100	5,341,315
	Codan, Ltd.	142,942	113,756
#	Coffey International, Ltd.	491,636	1,786,668
#	Collection House, Ltd.	385,044	243,301
#	Commander Communications, Ltd.	929,503	931,999
*	CommodiTel, Ltd.	1,700,000	51,838
# *	Compass Resources NL	523,704	1,854,939
*	Coneco, Ltd.	27,850	8,286
#	ConnectEast Group	5,166,635	6,953,125
*	Conquest Mining, Ltd.	976,783	633,914
#	Consolidated Minerals, Ltd.	833,699	2,212,157
	Consolidated Rutile, Ltd.	1,468,122	814,434
*	Coplex Resources NL	231,400	17,656
# *	Copperco, Ltd.	1,623,150	1,100,138
#	Corporate Express Australia, Ltd.	743,408	4,333,187
#	Count Financial, Ltd.	1,001,022	2,714,450
#	Coventry Group, Ltd.	129,401	493,104
#	CP1, Ltd.	297,500	166,504
*	CPI Group, Ltd.	68,585	20,973
#	Crane Group, Ltd.	258,257	3,688,636
*	Credit Corp. Group, Ltd.	68,000	708,176
*	Crescent Gold, Ltd.	1,071,856	334,738
*	Croesus Mining NL	878,058	204,715
*	Cue Energy Resources, Ltd.	452,354	66,941
*	Customers, Ltd.	2,049,484	364,399
*	Cytopia, Ltd.	187,724	103,204

3

	Danks Holdings, Ltd.	10,425	$79,959
*	Deep Yellow, Ltd.	1,520,000	705,390
	Devine, Ltd.	577,507	679,902
*	Dioro Exploration NL	2,497,132	285,400
	Dominion Mining, Ltd.	418,308	813,859
	Downer EDI, Ltd.	196,000	1,221,431
*	Dragon Mining, Ltd.	1,665,100	155,629
*	Drillsearch Energy, Ltd.	1,263,357	202,521
#	DUET Group	2,085,981	6,807,454
*	DUET Group	292,559	954,924
	Dyno Nobel, Ltd.	685,000	1,386,055
# *	Eastern Star Gas, Ltd.	2,177,532	1,214,914
*	Echelon Resources, Ltd.	7,950	9,450
*	Ellex Medical Lasers, Ltd.	162,000	115,882
# *	Emporer Mines, Ltd.	1,284,668	125,289
	Energy Developments, Ltd.	610,339	2,326,495
# *	Energy World Corp., Ltd.	4,488,718	3,953,681
*	engin, Ltd.	674,773	102,896
#	Envestra, Ltd.	3,577,565	3,502,485
*	Environmental Clean Technologies, Ltd.	13,473	2,056
*	Envirozel, Ltd.	710,966	297,894
*	Epsilon Energy, Ltd.	14,583	3,582
	Equigold NL	747,635	1,171,683
# *	ERG, Ltd.	3,388,940	387,341
# *	Espreon, Ltd.	178,000	96,680
*	Euroz, Ltd.	4,019	14,972
*	Falcon Minerals, Ltd.	595,369	206,171
	Fantastic Holdings, Ltd.	363,333	1,321,500
#	Felix Resources, Ltd.	790,316	3,411,002
*	First Australian Resources, Ltd.	1,610,976	218,179
#	FKP, Ltd.	896,056	5,535,794
#	Fleetwood Corp., Ltd.	201,720	1,486,364
	Flight Centre, Ltd.	350,031	5,682,196
#	Forest Enterprises Australia, Ltd.	1,513,062	903,281
*	Forge Group, Ltd.	341,769	173,852
	Funtastic, Ltd.	658,433	1,031,702
	Futuris Corp., Ltd.	2,990,467	7,043,565
*	Gale Pacific, Ltd.	125,851	41,681
	Gazal Corp., Ltd.	104,542	204,238
# *	Genetic Technologies, Ltd.	830,383	102,055
# *	Geodynamics, Ltd.	626,294	1,008,947
# *	Gindalbie Metals, Ltd.	1,817,381	1,574,079
*	Giralia Resources NL	599,030	362,641
*	Glengarry Resources, Ltd.	768,955	78,142
*	Globe International, Ltd.	88,283	119,741
*	Gold Aura, Ltd.	61,645	5,455
*	Golden Gate Petroleum, Ltd.	480,988	101,666
*	Goldsearch, Ltd.	1,044,199	88,288
*	Goldstream Mining NL	564,840	290,938
	Gowing Bros., Ltd.	79,311	262,683
#	Graincorp, Ltd. Series A	240,483	2,855,050
*	Grange Resources, Ltd.	422,979	714,941
	GRD, Ltd.	804,346	1,923,184
*	Great Gold Mines NL	17,866	576
#	Great Southern, Ltd.	1,324,512	3,359,954

4

*	Greater Pacific Gold, Ltd.	2,677,443	$90,603
#	GUD Holdings, Ltd.	251,647	1,955,171
#	Gunns, Ltd.	1,457,920	4,035,933
*	GVM Metals, Ltd.	161,382	144,742
#	GWA International, Ltd.	1,166,276	4,358,169
*	Hastie Group, Ltd.	196,000	565,803
*	Havilah Resources NL	243,570	445,441
#	Healthscope, Ltd.	967,031	4,276,121
*	Herald Resources, Ltd.	763,346	904,002
# *	Heron Resources, Ltd.	645,833	590,627
	HGL, Ltd.	97,331	185,786
# *	Highlands Pacific, Ltd.	2,651,500	381,438
#	Hills Industries, Ltd.	728,235	3,285,463
	Home Building Society, Ltd.	130,458	1,571,888
*	Horizon Oil, Ltd.	2,936,144	906,654
#	Housewares International, Ltd.	521,039	1,323,501
	HPAL, Ltd.	478,879	1,063,113
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	202,473
*	Hyro, Ltd.	1,315,381	322,866
#	IBA Health, Ltd.	2,008,834	1,886,607
	IBT Education, Ltd.	980,348	1,573,965
*	ICSGlobal, Ltd.	177,934	42,137
#	iiNet, Ltd.	487,339	781,864
#	Iluka Resources, Ltd.	974,850	5,081,082
#	Imdex, Ltd.	703,684	892,111
*	Imugene, Ltd.	474,785	98,282
#	Incitec Pivot, Ltd.	226,180	15,245,773
	Independence Group NL	464,362	2,723,942
*	Independent Practitioner Network, Ltd.	457,414	116,432
*	Indo Mines, Ltd.	66,199	82,551
# *	Indophil Resources NL	1,510,858	1,463,256
# *	Industrea, Ltd.	2,261,223	841,366
	Infomedia, Ltd.	1,307,138	686,476
	Institute of Drug Technology Australia, Ltd.	82,205	147,538
	Integrated Research, Ltd.	261,513	126,543
*	Intellect Holdings, Ltd.	48,362	3,651
*	Intermoco, Ltd.	2,462,900	66,818
*	International All Sports, Ltd.	58,815	14,959
*	Intrepid Mines, Ltd.	320,115	117,716
*	Investika, Ltd.	3,500	21,051
#	Invocare, Ltd.	407,279	2,141,742
#	IOOF Holdings, Ltd.	269,945	2,324,586
#	Iress Market Technology, Ltd.	466,639	3,646,649
	IWL, Ltd.	231,277	1,214,026
*	Ixla, Ltd.	89,921	1,753
# *	Jabiru Metals, Ltd.	1,535,794	1,862,266
#	JB Hi-Fi, Ltd.	436,528	3,998,971
*	Jervois Mining, Ltd.	6,501,013	126,315
#	Jones (David), Ltd.	1,811,835	8,533,260
#	Jubilee Mines NL	494,194	6,657,145
*	Jumbuck Entertainment, Ltd.	7,000	8,370
#	Just Group, Ltd.	911,500	3,391,474
	K&S Corp., Ltd.	146,366	434,421
#	Kagara Zinc, Ltd.	831,710	4,484,074
# *	Keycorp, Ltd.	215,466	69,358

5

# *	Kimberley Diamond Co. NL	1,696,958	$1,040,307
*	Kings Minerals NL	1,545,562	1,292,820
#	Kingsgate Consolidated, Ltd.	374,761	1,755,577
	Kresta Holdings, Ltd.	507,262	102,988
# *	Lafayette Mining, Ltd.	3,463,956	149,658
*	Lakes Oil NL	8,526,651	79,371
	Lemarne Corp., Ltd.	30,790	63,371
*	Leyshon Resources, Ltd.	103,357	54,689
*	Life Therapeutics, Ltd.	393,649	240,132
	Lighting Corp., Ltd.	180,200	118,231
*	Lion Selection Ltd	151,880	221,474
#	Lipa Pharmaceuticals, Ltd.	311,120	213,633
*	Longreach Group, Ltd.	92,007	2,492
	Lycopodium, Ltd.	30,000	92,730
# *	Lynas Corp., Ltd.	1,664,877	1,834,948
#	MacArthur Coal, Ltd.	764,173	4,379,958
#	MacMahon Holdings, Ltd.	2,127,439	2,324,653
# *	Macmin Silver, Ltd.	1,807,467	427,379
*	Macquarie Corporate Telecommunications, Ltd.	35,019	27,280
*	Magnesium International, Ltd.	32,803	1,896
*	Marion Energy, Ltd.	827,082	1,015,551
	Maryborough Sugar Factory, Ltd.	2,512	6,669
*	Matrix Oil NL	2,091	417
	MaxiTRANS Industries, Ltd.	637,133	339,866
*	McGuigan Simeon Wines, Ltd.	528,112	961,081
	McMillan Shakespeare, Ltd	161,224	725,384
	McPherson’s, Ltd.	256,544	737,334
#	Melbourne IT, Ltd.	317,833	1,113,335
*	Mermaid Marine Australia, Ltd.	562,366	900,943
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	127,961
# *	Metal Storm, Ltd.	2,280,892	245,092
	MFS Diversified Group	414,584	310,923
*	MFS Living and Leisure Group	519,176	426,818
#	MFS, Ltd.	674,980	3,309,258
# *	Midwest Corp., Ltd.	631,112	1,710,334
*	Mikoh Corp., Ltd.	611,820	155,382
	Mincor Resources NL	786,558	3,119,514
# *	Mineral Deposits, Ltd.	1,248,975	1,408,316
#	Mitchell Communications Group, Ltd.	892,141	944,091
# *	Molopo Australia, Ltd.	2,305,213	505,455
	Monadelphous Group, Ltd.	345,529	4,260,589
*	Morning Star Gold NL	25,000	4,354
	Mortgage Choice, Ltd.	492,300	1,317,625
*	Mosaic Oil NL	1,892,182	272,135
# *	Mount Gibson Iron, Ltd.	3,240,121	3,670,452
*	Multiemedia, Ltd.	13,645,745	58,041
*	Murchison United NL	850,000	100,807
*	MXL, Ltd.	2,132,080	90,263
#	MYOB, Ltd.	1,540,742	1,696,300
	Namoi Cotton Cooperative, Ltd.	176,490	90,593
	National Can Industries, Ltd.	97,017	144,058
	National Hire Group, Ltd.	102,000	141,875
	New Hope Corp., Ltd.	3,369,563	6,303,310
# *	Nexus Energy, Ltd.	1,775,189	1,837,653
# *	Niagara Mining, Ltd.	1,071,981	943,793

6

# *	Nido Petroleum, Ltd.	3,072,766	$792,888
*	North Australian Diamonds, Ltd.	3,646,488	114,625
*	Norwood Abbey, Ltd.	326,063	19,874
# *	Novogen, Ltd.	391,594	642,482
#	Nufarm, Ltd.	287,774	3,372,375
*	NuSep, Ltd.	17,442	5,915
# *	Nylex, Ltd.	146,174	161,447
	Oakton, Ltd.	351,231	1,675,462
*	Occupational & Medical Innovations, Ltd.	31,208	15,600
*	OceanaGold Corp.	554,539	1,786,531
*	Optiscan Imaging, Ltd.	37,101	14,772
# *	Orbital Corp., Ltd.	1,883,099	475,417
	OrotonGroup, Ltd.	79,968	233,616
#	Over Fifty Group, Ltd.	38,567	72,566
	Pacific Brands, Ltd.	2,102,119	6,138,472
*	Paladin Resources, Ltd.	231,135	1,606,068
# *	Pan Australian Resources, Ltd.	5,869,638	3,072,136
# *	Pan Pacific Petroleum NL	1,402,061	337,922
*	Panbio, Ltd.	58,078	14,310
	Paperlinx, Ltd.	1,840,157	5,791,993
*	Payce Consolidated, Ltd.	29,670	74,205
#	PCH Group, Ltd.	730,056	643,821
#	Peet, Ltd.	923,558	3,225,450
*	People Telecom, Ltd.	535,431	27,187
# *	Peplin, Ltd.	272,000	197,432
# *	Peptech, Ltd.	686,367	837,562
	Perilya, Ltd.	780,778	2,878,718
# *	Perseverance Corp., Ltd.	2,968,383	765,840
*	Petra Diamonds, Ltd.	65,193	208,371
# *	Petsec Energy, Ltd.	639,916	792,713
# *	Pharmaxis, Ltd.	774,099	2,163,140
*	Photon Group, Ltd.	35,910	187,192
*	Planet Gas, Ltd.	735,200	217,911
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	772,845	1,174,727
*	PMP, Ltd.	1,261,196	1,888,104
*	Polartechnics, Ltd.	396,423	193,935
#	Port Bouvard, Ltd.	433,220	824,736
*	Portman, Ltd.	257,693	2,119,000
	PPK Group, Ltd.	99,965	66,029
*	Prana Biotechnology, Ltd.	195,424	58,088
# *	Precious Metals Australia, Ltd.	403,073	792,248
#	Primary Health Care, Ltd.	530,504	5,709,100
	Prime Television, Ltd.	421,327	1,328,717
*	Primelife Corp., Ltd.	673,327	670,348
# *	Progen Pharmaceuticals, Ltd.	190,880	742,913
	Programmed Maintenance Service, Ltd.	369,399	1,930,494
# *	pSvida, Ltd.	1,918,197	268,270
#	Queensland Cotton Holdings, Ltd.	109,244	544,742
#	Ramsay Health Care, Ltd.	532,316	5,053,289
	Raptis Group, Ltd.	12,000	12,145
	RCR Tomlinson, Ltd.	448,851	836,972
	Reckon, Ltd.	117,500	126,330
# *	Redflex Holdings, Ltd.	365,903	943,726
*	Redport, Ltd.	1,380,196	257,429

7

	Reece Australia, Ltd.	251,463	$5,977,724
*	Renison Consolidated Mines NL	1,364,371	83,223
*	Repcol, Ltd.	554,848	47,040
# *	Resolute Mining, Ltd.	965,575	1,182,993
*	Resonance Health, Ltd.	51,212	690
# *	Resource Pacific Holdings, Ltd.	860,300	1,498,647
*	Reverse Corp., Ltd.	74,614	372,247
#	Ridley Corp., Ltd.	1,186,778	1,165,133
# *	Riversdale Mining, Ltd.	592,839	1,652,077
# *	Roc Oil Co., Ltd.	1,247,124	3,468,806
	Rock Building Society, Ltd.	25,092	111,983
	Ross Human Directions, Ltd.	143,511	72,428
*	Rubicon Resources, Ltd.	50,129	6,163
#	Ruralco Holdings, Ltd.	68,360	232,217
#	SAI Global, Ltd.	600,131	1,935,281
*	Salinas Energy, Ltd.	684,885	268,829
*	Sally Malay Mining, Ltd.	747,085	2,605,801
#	Salmat, Ltd.	491,833	1,790,376
*	Samson Oil & Gas, Ltd.	677,329	112,227
*	Scarborough Minerals P.L.C. CDI	43,536	61,530
	Schaffer Corp., Ltd.	33,766	245,247
	SDI, Ltd.	371,254	149,582
*	Seek, Ltd.	238,000	1,485,921
#	Select Harvests, Ltd.	164,364	1,614,314
# *	Senetas Corp., Ltd.	1,846,596	195,367
#	Servcorp, Ltd.	271,007	1,075,247
	Service Stream, Ltd.	719,455	1,145,586
# *	Shield Mining, Ltd.	72,292	23,404
# *	Silex System, Ltd.	568,711	6,000,554
# *	Sino Gold Mining, Ltd.	722,503	3,436,411
*	Sino Strategic International, Ltd.	130,864	250,485
# *	Sirtex Medical, Ltd.	216,786	631,721
#	Skilled Group, Ltd.	421,410	1,872,927
#	Smorgon Steel Group, Ltd.	3,274,819	7,427,333
	SMS Management & Technology, Ltd.	264,793	1,300,156
#	Southern Cross Broadcasting (Australia), Ltd.	273,824	3,704,162
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	1,202,111
	Specialty Fashion Group, Ltd.	807,082	1,257,902
*	Sphere Investments, Ltd.	403,662	1,230,617
*	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	904,373	3,712,166
# *	ST Synergy, Ltd.	33,420	19,149
# *	St. Barbara, Ltd.	3,302,450	1,365,808
	Staging Connections Group, Ltd.	307,232	409,912
# *	Starpharma Holdings, Ltd.	497,958	157,251
#	Straits Resources, Ltd.	799,500	3,105,388
*	Strategic Minerals Corp. NL	358,100	40,943
*	Strathfield Group, Ltd.	492,553	16,347
*	Structural Systems, Ltd.	115,256	275,167
	Stuart Petroleum, Ltd.	201,731	152,012
#	STW Communications Group, Ltd.	865,493	2,169,782
# *	Sundance Resources, Ltd.	5,993,157	2,356,328
#	Sunland Group, Ltd.	1,306,299	4,503,297
#	Super Cheap Auto Group, Ltd.	444,706	1,620,473

8

#	Sydney Attractions Group, Ltd.	83,067	$419,228
# *	Sydney Gas, Ltd.	661,636	220,842
#	Symex Holdings, Ltd.	311,160	152,680
	Talent2 International, Ltd.	399,414	964,279
*	Tamaya Resources, Ltd.	1,972,779	450,503
*	Tandou, Ltd.	10,230	3,825
# *	Tap Oil, Ltd.	626,490	963,890
#	Tassal Group, Ltd.	519,693	1,458,296
	Technology One, Ltd.	1,235,590	1,277,365
*	Tectonic Resources NL	259,183	21,054
#	Ten Network Holdings, Ltd.	1,658,273	3,803,108
*	Tennant Creek Gold, Ltd.	418,423	384,497
	TFS Corp., Ltd.	576,300	429,584
	Thakral Holdings Group	2,527,142	2,367,389
	The Reject Shop, Ltd.	106,726	1,142,698
#	Timbercorp, Ltd.	1,270,296	2,257,610
*	TNG, Ltd.	34,868	3,843
*	TNG, Ltd.	32,186	10,506
*	Toodyay Resources, Ltd.	20,163	611
*	Tooth & Co., Ltd.	153,000	8,172
*	Tower Australia Group, Ltd.	626,340	1,216,741
*	Tox Free Solutions, Ltd.	256,486	520,398
#	Transfield Services, Ltd.	768,280	7,216,606
	Troy Resources NL	211,665	432,134
	Trust Co., Ltd.	79,741	1,013,280
*	Unilife Medical Solutions, Ltd.	544,389	126,625
*	Union Resources, Ltd.	1,290,000	29,470
#	United Group, Ltd.	435,638	6,139,280
*	Universal Resources, Ltd.	109,414	8,872
# *	Unwired Group, Ltd.	892,774	181,430
	UXC, Ltd.	756,873	1,601,666
# *	Ventracor, Ltd.	1,048,486	696,740
*	Victoria Petroleum NL	747,800	110,873
# *	View Resources, Ltd.	1,186,369	442,555
*	Village Life, Ltd.	203,651	7,247
	Village Roadshow, Ltd.	604,343	1,688,669
	Vision Group Holdings, Ltd.	297,734	718,522
	Waterco, Ltd.	34,448	47,715
	Watpac, Ltd.	416,151	2,135,641
#	Wattyl, Ltd.	378,352	1,028,572
# *	Webjet, Ltd.	323,932	344,643
	Webster, Ltd.	128,392	138,901
*	Wedgetail Mining, Ltd.	904,454	95,784
*	Wentworth Holdings, Ltd.	316,666	54,991
# *	Western Areas NL	694,336	2,833,609
#	WHK Group, Ltd.	955,148	2,081,092
	Wide Bay Australia, Ltd.	47,718	484,881
	Willmott Forests, Ltd.	51,672	71,325
TOTAL COMMON STOCKS			600,951,431

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Class A	334,417	902,632

9

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,831	$2,478
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	33,389
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Options 02/08/12	14,656	7,455
*	Chrome Corp., Ltd. Options 09/30/09	1,600	28
*	Cluff Resources Pacific NL Rights 06/07/07	303,915	773
*	DUET Group Rights Issue 07	27,335	417
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	248
*	Geodynamics, Ltd. Warrants 01/31/08	71,334	44,148
*	Gold Aura, Ltd. Options 03/31/09	10,274	314
*	Havilah Resources NL Issue 2007 Warrants 04/30/10	2,017	2,138
*	Horizon Oil, Ltd. Options 02/28/08	132,777	10,694
*	Macmin Silver, Ltd. Options 10/30/08	56,483	5,268
*	Morning Star Gold NL Options 12/31/08	12,500	816
*	Nylex, Ltd. Options 12/08/09	37,267	10,268
*	OceanaGold Corp. Options	75,420	62,662
*	TNG, Ltd. Rights 07/12/07	16,736	3,335
*	Victoria Petroleum NL Rights 01/31/10	127,012	8,614
TOTAL RIGHTS/WARRANTS			193,045

TOTAL — AUSTRALIA			602,047,108

HONG KONG — (21.9%)
COMMON STOCKS — (21.9%)
*	139 Holdings, Ltd.	620,000	19,348
	ABC Communications (Holdings), Ltd.	930,000	88,783
	Aeon Credit Service (Asia) Co., Ltd.	740,000	644,394
	Alco Holdings, Ltd.	1,468,000	814,951
	Allan International Holdings, Ltd.	592,000	99,975
	Allied Group, Ltd.	683,200	2,088,268
	Allied Properties, Ltd.	1,268,600	1,582,876
*	A-Max Holdings, Ltd.	16,500,000	423,946
	AMVIG Holdings, Ltd.	2,109,000	2,859,599
*	Anex International Holdings, Ltd.	152,000	7,787
*	Applied Development Holdings, Ltd.	1,243,000	89,037
*	APT Satellite Holdings, Ltd.	850,000	206,055
*	Artel Solutions Group Holdings, Ltd.	2,315,000	10,954
*	Artfield Group, Ltd.	466,000	74,568
	Arts Optical International Holdings, Ltd.	730,000	312,827
*	Asia Commercial Holdings, Ltd.	72,800	7,997
	Asia Financial Holdings, Ltd.	2,768,908	1,526,984
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	2,041,568
*	Asia Standard Hotel Group, Ltd.	25,610,000	494,726
	Asia Standard International Group, Ltd.	17,351,298	620,730
*	Asia TeleMedia, Ltd.	2,832,000	300,614
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	38,680
	Asia Zirconium, Ltd.	1,164,000	184,631
*	Asian Union New Media Group, Ltd.	28,920,000	694,626
*	Associated International Hotels, Ltd.	974,000	1,595,037
	Automated Systems Holdings, Ltd.	340,000	117,601
*	B.A.L. Holdings, Ltd.	406	17
	Baltrans Holdings, Ltd.	676,000	461,263
*	Beijing Development (Hong Kong), Ltd.	166,000	101,977
*	Bestway International Holdings, Ltd.	801,600	55,303

10

	Bossini International Holdings, Ltd.	3,871,500	$257,927
	Bright International Group, Ltd.	710,000	69,907
*	Build King Holdings, Ltd.	375,756	26,926
	C C Land Holdings, Ltd.	3,748,000	3,206,619
	Cafe de Coral Holdings, Ltd.	1,516,000	2,873,873
*	Capital Estate, Ltd.	14,160,000	280,955
	Capital Strategic Investment, Ltd.	12,032,500	655,000
*	Carico Holdings, Ltd.	2,948	147
	Cash Financial Services Group, Ltd.	427,018	37,649
*	Casil Telecommunications Holdings, Ltd.	1,420,000	220,014
*	CATIC International Holdings, Ltd.	5,332,000	388,031
#	CCT Telecom Holdings, Ltd.	1,724,970	333,648
	CEC International Holdings, Ltd.	220,279	7,489
*	Celestial Asia Securities Holdings, Ltd.	639,054	111,377
	Century City International Holdings, Ltd.	39,346,000	1,335,255
	Champion Technology Holdings, Ltd.	4,271,748	956,201
	Chaoda Modern Agriculture (Holdings), Ltd.	4,904,000	3,790,178
	Chen Hsong Holdings, Ltd.	1,576,000	1,309,921
	Cheuk Nang (Holdings), Ltd.	246,825	251,116
#	Chevalier International Holdings, Ltd.	733,482	798,763
	Chevalier Pacific Holdings, Ltd.	355,250	248,154
*	Chia Hsin Cement Greater China Holding Corp.	642,000	232,129
# *	China Aerospace International Holdings, Ltd.	4,955,400	868,327
*	China Best Group Holding, Ltd.	9,296,000	178,489
*	China Credit Holdings, Ltd.	3,464,000	177,327
*	China Digicontent Co., Ltd.	2,710,000	3,466
	China Electronics Corp. Holdings Co., Ltd.	890,250	296,433
#	China Everbright International, Ltd.	3,945,000	1,573,849
#	China Foods, Ltd.	4,150,000	2,815,355
#	China Gas Holdings, Ltd.	8,554,000	3,664,309
*	China Grand Forestry Resources, Ltd.	10,932,000	2,115,548
#	China Green (Holdings), Ltd.	1,785,000	1,634,501
*	China Haidian Holdings, Ltd.	4,610,000	447,785
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	256,085
*	China Insurance International Holdings Co., Ltd.	1,450,000	2,637,681
*	China Investments Holdings, Ltd.	210,000	15,057
#	China Metal International Holdings, Ltd.	2,844,000	1,025,678
# *	China Mining Resources Group, Ltd.	11,260,000	2,698,453
*	China Motion Telecom International, Ltd.	5,080,000	332,951
	China Motor Bus Co., Ltd.	74,000	590,531
*	China Oil & Gas Group, Ltd.	1,573,200	275,575
	China Oriental Group Co., Ltd.	6,922,974	2,864,866
*	China Pharmaceutical Group, Ltd.	3,810,000	1,223,028
	China Power International Development, Ltd.	6,754,000	3,690,290
	China Rare Earth Holdings, Ltd.	2,728,000	781,597
	China Resources Logic, Ltd.	7,086,000	1,287,240
*	China Rich Holdings, Ltd.	676,000	47,555
*	China Sciences Conservational Power, Ltd.	210,400	19,374
*	China Sci-Tech Holdings, Ltd.	278,600	20,309
*	China Seven Star Shopping, Ltd.	8,410,000	1,063,843
	China Shineway Pharmaceutical Group, Ltd.	2,204,000	1,738,348
# *	China Solar Energy Holdings, Ltd.	9,802,905	801,771
*	China Star Entertainment, Ltd.	440,292	20,541
#	China Wireless Technologies, Ltd.	2,576,000	1,137,862
*	Chinese People Gas Holdings Co., Ltd.	7,760,000	937,390

11

	Chinney Investments, Ltd.	1,144,000	$171,269
	Chitaly Holdings, Ltd.	550,000	107,740
#	Chong Hing Bank, Ltd.	1,197,000	2,727,401
	Chow Sang Sang Holdings International, Ltd.	1,513,680	1,374,349
	Chu Kong Shipping Development Co., Ltd.	1,584,000	530,875
	Chuang’s China Investments, Ltd.	3,082,500	430,716
	Chuang’s Consortium International, Ltd.	3,534,884	859,642
	Chun Wo Holdings, Ltd.	2,002,926	476,329
	Chung Tai Printing Holdings, Ltd.	548,000	90,406
# *	CITIC 21CN Co., Ltd.	8,720,000	1,340,196
*	CITIC Resources Holdings, Ltd.	2,020,000	1,241,690
	City e-Solutions, Ltd.	186,000	34,521
	City Telecom (H.K.), Ltd.	1,402,000	375,834
# *	Clear Media, Ltd.	1,135,000	1,233,662
*	Climax International Co., Ltd.	40,700	1,509
	CNT Group, Ltd.	3,078,000	145,201
	Coastal Greenland, Ltd.	5,792,000	1,208,065
#	COL Capital, Ltd.	480,240	391,916
#	Comba Telecom Systems Holdings, Ltd.	2,218,000	1,007,171
*	Compass Pacific Holdings, Ltd.	624,000	25,086
	Computer & Technologies Holdings, Ltd.	432,000	66,342
	Continental Holdings, Ltd.	98,825	20,257
	Convenience Retail Asia, Ltd.	64,000	29,467
#	COSCO International Holdings, Ltd.	3,463,600	2,490,292
	Coslight Technology International Group, Ltd.	1,134,000	770,276
	Cosmos Machinery Enterprises, Ltd.	1,616,400	347,273
*	Crocodile Garments, Ltd.	1,539,000	119,984
	Cross-Harbour Holdings, Ltd.	586,520	615,091
*	Culturecom Holdings, Ltd.	9,183,000	263,626
	Daisho Microline Holdings, Ltd.	1,236,000	376,528
*	Dan Form Holdings Co., Ltd.	2,866,600	459,073
*	Daqing Petroleum & Chemical Group, Ltd.	8,037,500	679,295
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	189,510
#	Dickson Concepts International, Ltd.	816,630	947,400
#	Digital China Holdings, Ltd.	2,170,000	946,514
# *	DVN Holdings, Ltd.	2,398,516	615,935
*	Dynamic Global Holdings, Ltd.	3,522,000	18,918
	Dynamic Holdings, Ltd.	384,000	220,933
#	Dynasty Fine Wines Group, Ltd.	2,330,000	950,329
	Eagle Nice (International) Holdings, Ltd.	70,000	20,138
*	Easyknit Enterprises Holdings, Ltd.	2,930,000	1,049,212
*	Easyknit International Holdings, Ltd.	1,299,716	93,084
	EcoGreen Fine Chemical Group	1,112,000	622,720
*	Eforce Holdings, Ltd.	2,620,000	125,863
	EganaGoldpfeil Holdings, Ltd.	4,121,757	3,599,363
*	E-Kong Group, Ltd.	620,000	88,718
*	Emperor Capital Group, Ltd.	749,672	119,845
	Emperor Entertainment Hotel, Ltd.	2,410,000	530,303
	Emperor International Holdings, Ltd.	3,748,360	1,187,476
*	Enerchina Holdings, Ltd.	3,068,800	215,052
*	ENM Holdings, Ltd.	3,816,000	257,800
*	EPI (Holdings), Ltd.	157,951	15,351
# *	eSun Holdings, Ltd.	2,167,600	1,534,902
*	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,869,652
*	Ezcom Holdings, Ltd.	72,576	446

12

	Fairwood Holdings, Ltd.	316,600	$419,409
#	Far East Consortium International, Ltd.	4,040,750	1,671,515
*	Far East Hotels & Entertainment, Ltd.	1,853,000	105,620
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	315,531
	First Pacific Co., Ltd.	4,802,000	3,466,710
*	First Sign International Holdings, Ltd.	1,424,000	59,108
#	Fong’s Industries Co., Ltd.	1,470,000	1,065,798
*	Forefront International Holdings, Ltd.	658,000	32,398
*	Fortuna International Holdings, Ltd.	140,160	7,343
*	Founder Holdings, Ltd.	2,350,000	345,721
#	Fountain Set Holdings, Ltd.	2,150,000	827,375
	Four Seas Food Investment Holdings, Ltd.	347,184	54,776
	Four Seas Mercantile Holdings, Ltd.	592,000	295,273
*	Frasers Property China, Ltd.	16,477,000	674,414
*	Freeman Corp., Ltd.	260,491	7,131
#	FU JI Food & Catering Services	1,321,000	4,547,934
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,666,988
*	Fujian Holdings, Ltd.	237,800	21,278
	Fujikon Industrial Holdings, Ltd.	912,000	369,547
# *	Fushan International Energy Group, Ltd.	5,614,000	2,291,021
#	Geely Automobile Holdings, Ltd.	7,350,000	1,147,174
*	Genesis Energy Holdings, Ltd.	5,810,000	422,756
*	Get Nice Holdings, Ltd.	1,566,000	176,243
*	GFT Holdings, Ltd.	192,000	4,332
	Giordano International, Ltd.	4,322,000	2,131,018
	Global Bio-Chem Technology Group Co., Ltd.	6,180,000	2,544,793
	Global Green Tech Group, Ltd.	2,674,000	578,534
*	Global Tech (Holdings), Ltd.	5,612,000	35,886
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,330,311
	Gold Peak Industries (Holdings), Ltd.	1,059,250	185,456
*	Goldbond Group Holdings, Ltd.	2,609,500	392,711
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	85,237
*	Golden Meditech Company, Ltd.	1,500,119	862,546
	Golden Resorts Group, Ltd.	16,420,000	1,384,098
	Golden Resources Development International, Ltd.	1,456,500	96,710
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	573,051
	Golik Holdings, Ltd.	930,500	50,532
#	Grande Holdings, Ltd.	882,000	427,153
	Group Sense (International), Ltd.	2,448,000	181,449
	Guangnan Holdings, Ltd.	1,779,600	512,426
	Guangzhou Investment Co., Ltd.	3,476,000	885,438
*	Guo Xin Group, Ltd.	3,640,000	139,494
	GZI Transport, Ltd.	3,084,000	2,150,189
	Hang Fung Gold Technology, Ltd.	1,860,482	382,829
	Hang Ten Group Holdings, Ltd.	1,705,850	159,064
*	Hans Energy Co., Ltd.	6,376,000	913,747
	Harbour Centre Development, Ltd.	593,000	1,077,020
*	Heng Tai Consumables Group, Ltd.	2,798,000	601,338
*	Hi Sun Technology (China), Ltd.	3,684,000	1,159,164
	High Fashion International, Ltd.	268,000	116,370
	HKC (Holdings), Ltd.	10,179,771	2,836,128
#	HKR International, Ltd.	3,715,936	2,739,465
	Hon Kwok Land Investment Co., Ltd	1,132,535	484,753

13

*	Honesty Treasure International Holdings, Ltd.	6,280,000	$339,791
	Hong Kong Catering Management, Ltd.	542,796	94,552
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	869,804
*	Hong Kong Parkview Group, Ltd.	1,130,000	196,542
*	Hong Kong Pharmaceuticals Holdings, Ltd.	183,400	17,826
	Hongkong Chinese, Ltd.	3,320,000	873,544
*	Hop Hing Holdings, Ltd.	660,265	48,531
	Hsin Chong Construction Group, Ltd.	1,569,658	264,945
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	615,274
	Huafeng Textile International Group, Ltd.	1,496,400	162,663
*	Hualing Holdings, Ltd.	12,708,000	926,137
#	Hung Hing Printing Group, Ltd.	1,603,275	914,456
	Hutchison Harbour Ring, Ltd.	17,106,000	1,400,426
*	Hycomm Wireless, Ltd.	4,709,000	91,562
*	I.T, Ltd.	2,734,000	598,689
	I-Cable Communications, Ltd.	4,440,000	941,427
*	IDT International, Ltd.	6,240,183	346,893
*	Imagi International Holdings, Ltd.	3,037,000	873,804
#	Integrated Distribution Services Group, Ltd.	775,000	2,444,401
*	Interchina Holdings Co., Ltd.	15,155,000	288,788
	IPE Group, Ltd.	1,740,000	271,378
	ITC Corp., Ltd.	4,553,728	419,053
*	Jinhui Holdings Co., Ltd.	1,348,000	1,014,027
	Jiuzhou Development Co., Ltd.	2,632,000	472,535
	Joyce Boutique Holdings, Ltd.	1,530,000	90,004
*	Junefield Department Store Group, Ltd.	256,000	9,658
#	K Wah International Holdings, Ltd.	6,049,698	2,368,655
	Kader Holdings Co., Ltd.	545,600	34,833
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	63,239
	Kantone Holdings, Ltd.	7,744,894	753,603
*	Karl Thomson Holdings, Ltd.	1,238,000	494,617
	Karrie International Holdings, Ltd.	1,024,000	293,369
	Keck Seng Investments (Hong Kong), Ltd.	924,600	810,463
	Kee Shing Holdings	886,000	117,791
	Kin Yat Holdings, Ltd.	586,000	190,282
	King Fook Holdings, Ltd.	1,000,000	126,308
*	King Pacific International Holdings, Ltd.	1,404,200	21,909
	Kingdee International Software Group Co., Ltd.	638,000	578,404
	Kingmaker Footwear Holdings, Ltd.	1,476,955	171,828
#	Kingway Brewery Holdings, Ltd.	4,685,999	1,966,132
*	Kong Sun Holdings, Ltd.	2,198,000	7,028
*	KPI Co., Ltd.	396,000	27,393
	KTP Holdings, Ltd.	560,400	54,477
*	Kwoon Chung Bus Holdings, Ltd.	556,000	88,185
	Lai Fung Holdings, Ltd.	18,003,000	990,798
*	Lai Sun Development Co., Ltd.	36,841,000	1,344,957
*	Lai Sun Garment (International), Ltd.	4,010,000	379,386
	Lam Soon (Hong Kong), Ltd.	302,310	196,667
	Le Saunda Holdings, Ltd.	1,424,000	351,882
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,954
	Lee & Man Holdings, Ltd.	1,780,000	520,761
	Lerado Group (Holding) Co., Ltd.	1,602,000	200,799
*	LifeTec Group, Ltd.	3,969,000	172,462
	Lippo, Ltd.	1,171,760	1,123,681
	Liu Chong Hing Investment, Ltd.	829,200	1,291,988

14

	Luen Thai Holdings, Ltd.	1,345,000	$199,595
	Luk Fook Holdings (International), Ltd.	1,192,000	531,430
	Luks Industrial Group, Ltd.	1,301,555	1,945,464
	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	813,276
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	5,460,920	488,879
	Macau Success, Ltd.	5,560,000	526,433
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	120,599
*	Mae Holdings, Ltd.	11,100	1,450
	Magnificent Estates, Ltd.	12,744,000	529,873
*	Magnum International Holdings, Ltd.	112,500	31,412
	Mainland Headwear Holdings, Ltd.	765,600	291,698
	Man Yue International Holdings, Ltd.	1,084,000	344,705
	Matrix Holdings, Ltd.	943,947	229,273
	Matsunichi Communications Holdings, Ltd.	1,276,000	840,418
	Mei Ah Entertainment Group, Ltd.	1,142,000	127,261
	Melbourne Enterprises, Ltd.	45,500	297,128
	Midas International Holdings, Ltd.	774,000	93,937
#	Midland Holdings, Ltd.	2,078,000	1,306,999
	Min Xin Holdings, Ltd.	1,137,200	618,467
#	Mingyuan Medicare Development Co., Ltd.	6,730,000	944,636
# *	Minmetals Resources, Ltd.	4,563,780	2,216,319
# *	Mirabell International Holdings, Ltd.	436,000	764,099
	Miramar Hotel & Investment Co., Ltd.	788,000	1,343,650
*	Mongolia Energy Corporation, Ltd.	1,817,884	1,727,746
*	Morning Star Resources, Ltd.	1,845,000	40,652
*	Moulin Global Eyecare Holdings, Ltd.	699,274	—
*	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	437,202
# *	Nan Hai Corp., Ltd.	188,572,743	6,144,654
	Nanyang Holdings, Ltd.	137,500	316,441
	National Electronics Holdings, Ltd.	2,156,000	140,465
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,097,252
#	Neo-China Group (Holdings), Ltd.	14,240,000	2,420,029
	New Century Group Hong Kong, Ltd.	2,880,920	563,326
*	New Island Printing Holdings, Ltd.	176,000	18,682
*	New Smart Energy Group, Ltd.	432,800	23,528
	New World Mobile Holdings, Ltd.	22,140	20,471
	Newocean Green Energy Holdings, Ltd.	513,120	55,789
	Next Media, Ltd.	6,410,000	2,188,891
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	192,532
#	Norstar Founders Group, Ltd.	3,256,000	1,578,049
# *	Onfem Holdings, Ltd.	1,780,000	468,262
*	Orient Power Holdings, Ltd.	804,000	19,331
#	Oriental Press Group, Ltd.	6,256,000	1,216,001
	Oriental Watch Holdings, Ltd.	610,000	181,924
#	Pacific Andes International Holdings, Ltd.	4,656,000	1,578,386
	Pacific Basin Shipping, Ltd.	4,252,000	4,780,637
	Pacific Century Insurance Holdings, Ltd.	1,818,000	1,887,937
	Pacific Century Premium Developments, Ltd.	6,470,000	2,109,069
*	Pacific Plywood Holdings, Ltd.	886,000	34,527
	Paliburg Holdings, Ltd.	16,858,000	786,961
	Paul Y Engineering Group, Ltd.	62,822	10,498
#	Peace Mark Holdings, Ltd.	2,738,022	3,741,013
*	Pearl Oriental Innovation, Ltd.	775,200	156,463
	Pegasus International Holdings, Ltd.	226,000	41,330

15

	Perfectech International Holdings, Ltd.	571,450	$73,759
	Pico Far East Holdings, Ltd.	3,238,000	1,035,603
#	Playmates Holdings, Ltd.	5,047,000	632,674
	Pokfulam Development Co., Ltd.	234,000	185,597
*	Pokphand (C.P.) Co., Ltd.	5,970,000	274,377
#	Poly Hong Kong Investment, Ltd.	3,438,000	1,870,299
*	Poly Investments Holdings, Ltd.	267,000	86,341
#	Ports Design, Ltd.	1,507,500	4,240,437
*	Premium Land, Ltd.	645,000	79,018
#	Prime Success International Group, Ltd.	4,538,000	3,768,972
	Proview International Holdings, Ltd.	1,584,884	277,616
#	Public Financial Holdings, Ltd.	2,876,000	2,181,214
	PYI Corp., Ltd.	4,094,129	1,912,045
*	Pyxis Group, Ltd.	1,936,000	85,342
	Qin Jia Yuan Media Services Co., Ltd.	1,295,000	627,919
*	QPL International Holdings, Ltd.	2,009,000	187,399
	Quality Healthcare Asia, Ltd.	478,995	234,176
	Raymond Industrial, Ltd.	675,400	139,013
#	Regal Hotels International Holdings, Ltd.	24,144,000	2,038,904
*	Riche Multi-Media Holdings, Ltd.	706,000	54,434
	Rivera Holdings, Ltd.	5,710,000	386,539
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,618,281
	Roadshow Holdings, Ltd.	1,456,000	146,908
	S.A.S. Dragon Holdings, Ltd.	1,696,000	290,649
#	Sa Sa International Holdings, Ltd.	3,260,000	1,200,189
	Safety Godown Co., Ltd.	408,000	237,560
*	San Miguel Brewery Hong Kong, Ltd.	612,800	139,463
*	Sanyuan Group, Ltd.	415,000	7,961
	SCMP Group, Ltd.	4,380,000	1,783,914
	Sea Holdings, Ltd.	832,000	645,479
*	Seapower Resources International, Ltd.	16,551,680	687,182
*	SEEC Media Group, Ltd.	2,550,000	131,810
# *	Shanghai Allied Cement, Ltd.	1,152,080	480,812
#	Shanghai Real Estates, Ltd.	5,678,000	2,199,555
*	Shanghai Zenghai Property, Ltd.	13,402,000	787,430
	Shaw Brothers Hong Kong, Ltd.	780,000	1,834,070
	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,243,535
#	Shenyin Wanguo (Hong Kong), Ltd.	1,212,500	1,092,503
#	Shenzhen International Holdings, Ltd.	29,925,000	3,289,658
	Shougang Concord Century Holdings, Ltd.	3,916,000	444,679
*	Shougang Concord Grand (Group), Ltd.	2,451,000	276,201
#	Shougang Concord International Enterprises Co., Ltd.	16,002,000	3,152,387
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	317,271
#	Shui On Construction & Materials, Ltd.	736,000	2,366,908
*	Shun Ho Resources Holdings, Ltd.	483,000	58,782
*	Shun Ho Technology Holdings, Ltd.	1,037,452	130,037
#	Silver Grant International Industries, Ltd.	5,033,000	1,401,640
*	Sincere Co., Ltd.	505,500	37,446
#	Sing Tao News Corp., Ltd.	1,842,000	300,913
#	Singamas Container Holdings, Ltd.	1,608,000	1,080,195
	Sino Biopharmaceutical, Ltd.	5,880,000	1,182,538
*	Sino Gas Group, Ltd.	3,277,600	226,134
	Sino Golf Holdings, Ltd.	438,000	49,914
*	Sino Prosper Holdings, Ltd.	2,390,000	128,376

16

*	Sinocan Holdings, Ltd.	350,000	$1,746
	SinoCom Software Group, Ltd.	2,676,000	539,817
*	Sino-i Technology, Ltd.	51,703,158	1,232,129
#	Sinolink Worldwide Holdings, Ltd.	8,839,800	2,110,841
	Sinopec Kantons Holdings, Ltd.	2,788,000	989,144
# *	Skyfame Realty Holdings, Ltd.	2,737,750	710,047
	Skyworth Digital Holdings, Ltd.	5,920,000	931,877
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,517,907
*	SMI Publishing Group, Ltd.	250,511	481
*	Softbank Investment International (Strategic), Ltd.	7,398,000	259,838
	Solartech International Holdings, Ltd.	49,600	6,150
#	Solomon Systech International, Ltd.	6,810,000	974,066
	South China Financial Holdings	4,872,000	104,987
	South China Industries, Ltd.	1,124,000	294,672
	Southeast Asia Properties & Finance, Ltd.	263,538	53,926
	Starlight International Holdings, Ltd.	1,903,792	579,811
	Starlite Holdings, Ltd.	694,000	49,756
	Stelux Holdings International, Ltd.	1,307,702	165,458
*	Styland Holdings, Ltd.	101,808	286
	Sun Hing Vision Group Holdings, Ltd.	358,000	157,541
	Sun Hung Kai & Co., Ltd.	3,373,600	3,139,383
	Sun Innovation Holdings, Ltd.	14,203	3,177
	Sunway International Holdings, Ltd.	866,000	46,460
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	115,699
#	Symphony Holdings, Ltd.	4,305,000	615,986
	Tack Fat Group International, Ltd.	4,448,000	756,227
	Tack Hsin Holdings, Ltd.	542,000	29,808
	Tai Cheung Holdings, Ltd.	1,641,000	1,259,757
	Tai Fook Securities Group, Ltd.	1,506,000	786,143
	Tai Sang Land Development, Ltd.	576,984	339,500
*	Tak Shun Technology Group, Ltd.	3,723,200	376,042
	Tak Sing Alliance Holdings, Ltd.	2,909,865	1,131,495
#	Tan Chong International, Ltd.	1,212,000	448,340
*	TCC International Holdings, Ltd.	1,124,000	881,091
# *	TCL Communication Technology Holdings, Ltd.	5,930,000	235,123
# *	TCL Multimedia Technology Holdings, Ltd.	9,606,000	762,673
*	Technology Venture Holdings, Ltd.	586,000	53,183
	Techtronic Industries Co., Ltd.	1,010,000	1,348,562
*	Termbray Industries International (Holdings), Ltd.	2,304,900	262,349
	Tern Properties Co., Ltd.	61,200	27,551
	Texhong Textile Group, Ltd.	1,930,000	345,773
	Texwinca Holdings, Ltd.	3,610,000	2,984,055
*	The Sun’s Group, Ltd.	17,004	6,090
	Tian An China Investments Co., Ltd.	3,081,275	2,168,794
	Tian Teck Land, Ltd.	1,098,000	814,645
	Tianjin Development Holdings, Ltd.	2,484,000	2,704,210
*	Tidetime Sun (Group), Ltd.	196,280	7,165
*	Titan Petrochemicals Group, Ltd.	10,420,000	1,106,578
*	Tomorrow International Holdings, Ltd.	1,296,420	52,227
	Tongda Group Holdings, Ltd.	8,210,000	597,767
	Tonic Industries Holdings, Ltd.	1,380,000	65,267
#	Top Form International, Ltd.	2,760,000	466,126
*	Topsearch International (Holdings), Ltd.	234,000	28,110
	Tristate Holdings, Ltd.	188,000	63,715
	Truly International Holdings, Ltd.	1,288,000	1,998,570

17

	Tungtex (Holdings) Co., Ltd.	910,000	$252,511
*	Tysan Holdings, Ltd.	1,040,773	100,155
*	United Power Investment, Ltd.	5,696,000	341,655
	Universe International Holdings, Ltd.	573,339	13,688
*	Upbest Group, Ltd.	3,280,000	977,150
	U-Right International Holdings, Ltd.	4,746,000	288,055
	USI Holdings, Ltd.	988,999	721,026
	Van Shung Chong Holdings, Ltd.	359,335	74,275
	Varitronix International, Ltd.	907,293	567,293
	Vedan International (Holdings), Ltd.	640,000	93,315
	Veeko International Holdings, Ltd.	1,420,000	56,354
#	Victory City International Holdings, Ltd.	1,787,856	755,269
	Vital Biotech Holdings, Ltd.	470,000	24,029
	Vitasoy International Holdings, Ltd.	2,805,000	1,291,291
# *	VODone, Ltd.	2,216,000	1,136,454
# *	Vongroup, Ltd.	7,170,000	1,229,228
	VS International Group, Ltd.	1,068,000	49,866
*	VST Holdings, Ltd.	2,202,000	897,265
	Vtech Holdings, Ltd.	657,000	5,542,680
	Wah Ha Realty Co., Ltd.	278,600	102,853
*	Wah Nam International Holdings, Ltd.	38,696	3,415
	Wai Kee Holdings, Ltd.	2,057,738	889,574
	Wang On Group, Ltd.	9,344,460	610,264
*	Warderly International Holdings, Ltd.	520,000	31,921
*	Wellnet Holdings, Ltd.	2,553,200	653,532
*	Willie International Holdings, Ltd.	9,856,000	176,426
*	Winfoong International, Ltd.	1,210,000	94,527
#	Wing On Co. International, Ltd.	802,000	1,290,942
*	Wing Shan International, Ltd.	896,000	73,466
	Wong’s International (Holdings), Ltd.	737,641	88,788
*	Wonson International Holdings, Ltd.	202,000	50,186
*	World Houseware (Holdings), Ltd.	605,700	29,436
#	Xinyi Glass Holding Co., Ltd.	3,170,000	2,828,909
	Y. T. Realty Group, Ltd.	965,000	203,554
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	125,943
*	Yaohan International Holdings, Ltd.	974,000	—
*	Yau Lee Holdings, Ltd.	534,000	48,488
	YGM Trading, Ltd.	284,000	224,816
	Yip’s Chemical Holdings, Ltd.	1,176,000	873,400
	Yugang International, Ltd.	21,940,000	699,437
*	Yunnan Enterprises Holdings, Ltd.	240,000	40,124
TOTAL COMMON STOCKS			341,959,075

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	30,282
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	16,985
*	Cheuk Nang (Holdings), Ltd. Warrants 04/30/08	11,097	3,264
*	China Aerospace International Holdings, Ltd. Rights 07/12/07	991,080	59,572
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	42,764
*	Fortuna International Holdings, Ltd. Rights 07/17/07	280,320	8,246
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	7,689
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	9,194
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	5,235
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	10,675

18

*	Paqing Petroleum and Chemical Warrants 04/18/08	1,607,500	$45,228
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	44,285
*	TCL Multimedia Technology Holdings, Ltd. Rights 07/04/07	4,803,000	128,994
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	239
TOTAL RIGHTS/WARRANTS			412,652

TOTAL — HONG KONG			342,371,727

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,736
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,736

NEW ZEALAND — (2.7%)
COMMON STOCKS — (2.7%)
*	Abano Healthcare Group, Ltd.	31,300	83,232
	AFFCO Holdings, Ltd.	1,806,887	557,196
#	CanWest Media Works (NZ), Ltd.	333,144	598,516
	Cavalier Corp., Ltd.	283,674	703,979
	CDL Hotels New Zealand, Ltd.	1,387,344	909,705
	CDL Investments New Zealand, Ltd.	370,498	119,252
	Colonial Motor Co., Ltd.	126,795	348,291
	Ebos Group, Ltd.	149,477	587,914
#	Fisher & Paykel Appliances Holdings, Ltd.	1,273,792	3,416,054
#	Freightways, Ltd.	561,275	1,701,075
#	Hallenstein Glassons Holdings, Ltd.	241,638	865,890
	Hellaby Holdings, Ltd.	225,492	584,470
	Horizon Energy Distribution, Ltd.	40,420	115,342
	Infratil, Ltd.	870,600	2,139,270
#	Mainfreight, Ltd.	475,810	2,715,270
	Michael Hill International, Ltd.	156,746	1,219,568
	New Zealand Exchange, Ltd.	15,500	139,842
# *	New Zealand Oil & Gas, Ltd.	1,214,359	1,020,456
	New Zealand Refining Co., Ltd.	428,780	2,477,982
	Northland Port Corp. (New Zealand), Ltd.	219,997	576,750
#	Nuplex Industries, Ltd.	378,316	2,093,774
#	Port of Tauranga, Ltd.	581,352	3,155,832
	Provenco Group, Ltd.	524,201	282,901
#	Pumpkin Patch, Ltd.	606,913	1,567,671
	Pyne Gould Guinness, Ltd.	974,384	1,291,517
	Restaurant Brand New Zealand, Ltd.	369,175	256,372
*	Richina Pacific, Ltd.	309,644	119,561
*	Rubicon, Ltd.	995,760	798,208
	Ryman Healthcare Group, Ltd.	2,400,624	4,107,255
	Sanford, Ltd.	418,047	1,385,601
	Scott Technology, Ltd.	60,843	96,197
*	Seafresh New Zealand, Ltd.	80,520	1,738
*	Skellerup Holdings, Ltd.	120,886	83,897
	Sky City Entertainment Group, Ltd.	376,000	1,472,602
	South Port New Zealand, Ltd.	30,744	54,476
	Steel & Tube Holdings, Ltd.	391,738	1,374,953
*	Tasman Farms, Ltd.	157,056	—

19

	Taylors Group, Ltd.	29,646	$44,087
*	Tenon, Ltd.	19,132	38,365
	Tourism Holdings, Ltd.	402,452	777,042
*	Tower, Ltd.	946,717	1,721,773
	Warehouse Group, Ltd.	45,000	210,512
TOTAL COMMON STOCKS			41,814,388

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	55,160	34,018
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	350,923	47,883
TOTAL RIGHTS/WARRANTS			81,901

TOTAL — NEW ZEALAND			41,896,289

SINGAPORE — (8.6%)
COMMON STOCKS — (8.5%)
*	Acma, Ltd.	3,040,700	297,962
*	Addvalue Technologies, Ltd.	1,043,000	81,812
#	Advanced Holdings, Ltd.	343,000	124,635
	AEM-Evertech Holdings, Ltd.	558,000	82,365
#	Amtek Engineering, Ltd.	1,599,250	1,139,815
	Apollo Enterprises, Ltd.	193,000	226,379
	Aqua-Terra Supply Co., Ltd.	465,000	155,034
	Armstrong Industrial Corp.	1,460,000	443,416
*	ASA Group Holdings, Ltd.	586,000	68,703
*	ASI Marine Holdings, Ltd.	497,000	566,167
	Asia Environment Holdings, Ltd.	503,000	288,135
	A-Sonic Aerospace, Ltd.	626,996	108,901
	Aussino Group, Ltd.	967,000	246,361
# *	Ban Joo - Company, Ltd.	550,000	88,956
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	629,522
	Best World International, Ltd.	246,000	183,435
	Beyonics Technology, Ltd.	1,945,800	680,746
	Bonvests Holdings, Ltd.	990,000	1,114,277
	BRC Asia, Ltd.	794,000	120,214
	Broadway Industrial Group, Ltd.	461,000	260,691
*	Brothers (Holdings), Ltd.	252,314	78,386
	Bukit Sembawang Estates, Ltd	214,002	1,692,717
	CEI Contract Manufacturing, Ltd.	432,000	57,791
	Cerebos Pacific, Ltd.	400,000	1,056,915
	CH Offshore, Ltd.	1,304,200	630,101
	Chemical Industries (Far East), Ltd.	105,910	91,042
	China Dairy Group, Ltd.	1,502,000	505,919
	China Merchants Holdings Pacific, Ltd.	652,000	390,068
*	China Petrotech Holdings	460,000	150,789
#	Chip Eng Seng Corp., Ltd.	1,775,000	1,044,960
	Chosen Holdings, Ltd.	1,284,000	192,798
	Chuan Hup Holdings, Ltd.	4,385,000	1,160,780
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	45,479
*	Compact Metal Industries, Ltd.	643,000	16,727
	Cougar Logistics Corp.	482,500	197,147
	Courts Singapore, Ltd.	495,000	209,041
#	Creative Technology Co., Ltd.	181,150	913,440
*	CSC Holdings, Ltd.	1,649,000	468,010

20

	CSE Global, Ltd.	1,893,000	$1,545,638
	CWT, Ltd.	1,384,500	960,367
	Delong Holdings, Ltd.	814,000	2,005,070
*	Digiland International, Ltd.	150,000	5,397
	Eagle Brand Holdings, Ltd.	5,158,000	386,306
*	Eastern Asia Technology, Ltd.	1,844,260	169,189
*	Eastgate Technology, Ltd.	870,000	62,455
#	ECS Holdings, Ltd.	1,375,000	508,623
	Ellipsiz, Ltd.	453,000	242,616
	Eng Wah Organisation, Ltd.	265,000	91,822
	Engro Corp., Ltd.	236,000	255,864
*	Enviro-Hub Holdings, Ltd.	876,666	274,356
*	Eu Yan Sang International, Ltd.	182,000	69,592
	Eucon Holdings, Ltd.	755,000	78,900
#	Ezra Holdings Pte, Ltd.	512,000	1,943,214
	Federal International (2000), Ltd.	502,000	218,751
*	Firstlink Investments Corp., Ltd.	995,000	97,111
	Food Empire Holdings, Ltd.	892,000	611,718
	Freight Links Express Holdings, Ltd.	3,893,000	406,650
	Frontline Technologies Corp., Ltd.	3,170,000	383,637
*	Fu Yu Manufacturing, Ltd.	2,273,750	556,716
	Fuji Offset Plates Manufacturing, Ltd.	33,750	15,984
	GB Holdings, Ltd.	200,000	147,656
	GK Goh Holdings, Ltd.	1,494,000	1,212,076
# *	Global Voice Group, Ltd.	2,054,000	288,407
	Goodpack, Ltd.	1,592,000	2,282,244
	GP Industries, Ltd.	3,120,209	1,134,689
	Hersing Corp., Ltd.	385,500	140,944
	Hiap Moh Corp., Ltd.	34,874	11,645
#	Hi-P International, Ltd.	1,684,000	1,082,450
	Ho Bee Investment, Ltd.	1,471,000	2,260,287
# *	Hong Fok Corp., Ltd.	1,796,000	2,209,788
	Hong Leong Asia, Ltd.	1,048,000	2,344,064
	Hotel Grand Central, Ltd.	1,016,814	883,601
	Hotel Plaza, Ltd.	1,189,000	1,810,981
	Hotel Properties, Ltd.	1,675,000	6,567,881
	Hour Glass, Ltd.	311,372	327,564
#	HTL International Holdings, Ltd.	1,839,843	1,097,367
	Huan Hsin Holdings, Ltd.	1,138,400	483,519
	HupSteel, Ltd.	1,350,300	512,373
	Hwa Hong Corp., Ltd.	2,488,000	1,448,002
#	Hyflux, Ltd.	850,000	1,630,623
#	IDT Holdings, Ltd.	718,000	309,577
	IFS Capital, Ltd.	348,000	171,849
*	Inno-Pacific Holdings, Ltd.	680,000	26,815
	Innovalues, Ltd.	1,040,000	500,336
	Internet Technology Group, Ltd.	874,408	62,835
*	Interra Resources, Ltd.	37,086	8,251
	Intraco, Ltd.	292,500	102,167
	IPC Corp., Ltd.	700,000	80,167
	Isetan (Singapore), Ltd.	122,500	400,368
	Jadason Enterprises, Ltd.	1,108,000	174,161
*	Jasper Investments, Ltd.	2,267,000	44,748
#	Jaya Holdings, Ltd.	2,733,000	3,125,433
	JK Yaming International, Ltd.	907,000	219,232

21

#	Jurong Technologies Industrial Corp., Ltd.	1,590,600	$940,880
	K1 Ventures, Ltd.	5,340,500	1,099,235
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	4,444,562
	Khong Guan Flour Milling, Ltd.	19,000	42,896
	Kian Ann Engineering, Ltd.	868,000	241,129
	Kian Ho Bearings, Ltd.	781,500	158,016
	Kim Eng Holdings, Ltd.	1,061,000	1,421,181
	Koh Brothers, Ltd.	1,494,000	519,249
	KS Energy Services, Ltd.	371,000	911,975
*	L & M Group Investments, Ltd.	7,107,100	23,214
#	Labroy Marine, Ltd.	3,343,000	5,750,820
*	LanTroVision (S), Ltd.	1,676,250	208,282
	LC Development, Ltd.	2,041,254	426,957
	Lee Kim Tah Holdings, Ltd.	1,600,000	652,900
*	Liang Huat Aluminium, Ltd.	2,954,000	77,922
*	Lion Asiapac, Ltd.	473,000	95,772
	Low Keng Huat Singapore, Ltd.	1,116,000	595,491
	Lum Chang Holdings, Ltd.	1,134,030	306,841
*	Magnecomp International, Ltd.	931,000	644,216
*	Manhattan Resources, Ltd.	668,000	558,550
	Manufacturing Integration Technology, Ltd.	588,000	94,134
*	MDR, Ltd.	2,040,000	100,369
# *	Mediaring.Com, Ltd.	4,262,500	1,131,432
	Memtech International, Ltd.	1,322,000	207,670
	Metro Holdings, Ltd.	2,256,960	1,578,144
	Midas Holdings, Ltd.	1,148,000	1,563,384
#	Miyoshi Precision, Ltd.	553,500	88,610
	MMI Holdings, Ltd.	1,994,000	2,138,962
	Multi-Chem, Ltd.	1,263,000	197,984
	Natsteel, Ltd.	414,000	492,862
	Nera Telecommunications, Ltd.	1,450,000	379,825
	New Toyo International Holdings, Ltd.	1,043,000	225,279
*	Orchard Parade Holdings, Ltd.	1,084,022	1,454,175
#	Osim International, Ltd.	1,965,600	914,135
	Ossia International, Ltd.	755,432	133,273
	Pan-United Corp., Ltd.	2,193,000	1,478,970
	Pan-United Marine, Ltd.	1,096,500	1,700,680
	PCI, Ltd.	734,000	242,013
	Penguin Boat International, Ltd.	320,000	76,346
	Pertama Holdings, Ltd.	459,750	147,051
#	Petra Foods, Ltd.	273,000	281,941
	Popular Holdings, Ltd.	1,813,000	402,664
	PSC Corp., Ltd.	6,580,413	474,434
	QAF, Ltd.	881,000	310,431
	Qian Hu Corp., Ltd.	408,200	143,710
	Raffles Education Corp., Ltd.	315,000	469,641
	Robinson & Co., Ltd.	284,832	912,232
	Rotary Engineering, Ltd.	2,273,600	1,831,026
	San Teh, Ltd.	838,406	322,920
#	SBS Transit, Ltd.	1,011,000	2,180,634
	SC Global Developments, Ltd.	293,000	1,283,788
*	Sea View Hotel, Ltd.	66,000	—
*	Seatown Corp., Ltd.	101,000	1,979
*	Seksun Corpororation, Ltd.	431,000	194,733
	Sembawang Kimtrans, Ltd.	1,618,750	804,082

22

*	Sim Lian Group, Ltd.	769,000	$414,889
	Sin Soon Huat, Ltd.	1,307,000	303,260
	Sing Investments & Finance, Ltd.	198,450	221,374
#	Singapore Food Industries, Ltd.	1,707,000	1,026,006
	Singapore Post, Ltd.	855,000	709,947
	Singapore Reinsurance Corp., Ltd	1,695,028	404,595
	Singapore Shipping Corp., Ltd.	1,930,000	681,247
	Singapura Finance, Ltd.	174,062	190,910
# *	Sinomem Technology, Ltd.	902,000	897,931
*	Sinwa, Ltd.	259,000	125,209
	SMB United, Ltd.	2,010,000	566,014
	SNP Corp., Ltd.	466,495	297,131
	SP Chemicals, Ltd.	750,000	544,426
*	SP Corp., Ltd.	454,000	48,952
	Stamford Land Corp., Ltd.	3,229,000	1,308,499
	Straits Trading Co., Ltd.	1,117,200	3,361,756
	Sunningdale Tech, Ltd.	1,332,000	409,867
*	Sunright, Ltd.	378,000	103,929
	Superbowl Holdings, Ltd.	980,000	253,602
	Superior Metal Printing, Ltd.	490,500	56,039
	Tat Hong Holdings, Ltd.	948,000	1,301,002
*	Thakral Corp., Ltd.	6,028,000	568,701
	Tiong Woon Corp. Holding, Ltd.	1,359,000	942,290
	Transmarco, Ltd.	106,500	65,620
	Trek 2000 International, Ltd.	1,004,000	256,184
	TT International, Ltd.	2,109,600	583,969
*	Tuan Sing Holdings, Ltd.	3,362,000	812,777
*	Ultro Technologies, Ltd.	530,000	68,948
	UMS Holdings, Ltd.	941,000	396,605
#	Unisteel Technology, Ltd.	1,521,875	2,228,076
	United Engineers, Ltd.	846,666	2,157,771
	United Overseas Insurance, Ltd.	125,500	347,840
*	United Pulp & Paper Co., Ltd.	708,000	177,597
# *	United Test & Assembly Center, Ltd.	2,655,000	2,014,089
	UOB-Kay Hian Holdings, Ltd.	1,681,000	2,372,200
	Vicom, Ltd.	120,000	127,923
#	WBL Corp., Ltd.	647,000	2,105,527
	Xpress Holdings, Ltd.	2,342,000	306,265
# *	Yellow Pages (Singapore), Ltd.	299,000	267,630
	YHI International, Ltd.	1,134,000	333,539
	Yoma Strategic Holdings, Ltd.	132,000	27,610
*	Yongnam Holdings, Ltd.	1,886,000	623,272
*	Zhongguo Jilong, Ltd.	250,204	7,229
TOTAL COMMON STOCKS			132,899,560

RIGHTS/WARRANTS — (0.1%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	569,693
*	Eastgate Technology, Ltd. Warrants 05/14/12	174,000	7,957
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	8,525
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	15,237
*	United Overseas Insurance, Ltd. Rights	62,750	71,328
*	United Pulp & Paper Co., Ltd. Warrants	177,000	14,454
TOTAL RIGHTS/WARRANTS			687,194

23

TOTAL — SINGAPORE		$133,586,754

UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
Tullow Oil P.L.C.	290,691	2,838,009

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc.	7,260	—

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $7,375,000 FNMA 6.500%, 08/01/36, valued at $7,148,459) to be repurchased at $7,045,046	$7,042	7,042,000

SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $65,159,477 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 09/25/32 to 04/01/47, valued at $64,418,167) to be repurchased at $63,164,079	63,155	63,154,650
@ Repurchase Agreement, Deutsche Bank Securities 5.37%, 07/02/07 (Collateralized by $257,772,873 FNMA, rates ranging from 4.500% to 9.500%, maturities ranging from 04/01/12 to 05/01/37, valued at $142,508,306) to be repurchased at $139,734,866	139,714	139,714,025
@ Repurchase Agreement, UBS Warburg LLC 5.36%, 07/02/07 (Collateralized by $393,769,000 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 07/01/20 to 10/01/36, valued at $234,389,430) to be repurchased at $229,826,741	229,793	229,792,527
TOTAL SECURITIES LENDING COLLATERAL		432,661,202

TOTAL INVESTMENTS - (100.0%) (Cost $1,152,336,077)		$1,562,446,825

See accompanying Notes to Financial Statements.

24

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (99.6%)
Consumer Discretionary — (18.1%)
	4imprint P.L.C.	96,735	$ 875,553
*	Abbeycrest P.L.C.	42,590	17,895
	Aga Foodservice Group P.L.C.	432,875	3,254,251
	Alba P.L.C.	184,693	537,011
	Alexandra P.L.C.	124,343	326,561
	Alexon Group P.L.C.	229,363	1,170,726
	Alpha Airports Group P.L.C.	623,813	1,355,966
	Arena Leisure P.L.C.	1,411,547	1,806,311
	Avesco Group P.L.C.	44,438	111,051
	Avon Rubber P.L.C.	126,434	452,469
	Barratt Developments P.L.C.	7,452	147,715
	Beale P.L.C.	22,161	29,062
	Bellway P.L.C.	298,107	7,504,948
	Ben Bailey P.L.C.	40,986	535,429
#	Blacks Leisure Group P.L.C.	181,058	1,132,251
	Bloomsbury Publishing P.L.C.	281,545	1,117,368
	Boot (Henry) P.L.C.	424,450	2,177,998
	Bovis Homes Group P.L.C.	449,404	8,019,489
	BPP Holdings P.L.C.	222,896	2,564,263
	Brown (N) Group P.L.C.	898,268	5,466,915
	Caffyns P.L.C.	6,000	136,451
	Carpetright P.L.C.	141,976	3,200,291
* #	Celtic P.L.C.	61,138	73,655
	Centaur Media P.L.C.	599,070	1,592,187
	Character Group P.L.C.	97,314	312,842
	Chime Communications P.L.C.	1,055,433	1,148,075
	Chrysalis Group P.L.C.	526,419	1,262,340
	Churchill China P.L.C.	30,000	192,579
	Clinton Cards P.L.C.	740,506	946,988
	Colefax Group P.L.C.	60,000	293,980
	Cosalt P.L.C.	54,491	441,421
	Creston P.L.C.	213,773	697,833
	Dawson Holdings P.L.C.	253,045	534,530
*	Dawson International P.L.C.	100,688	8,846
	Dignity P.L.C.	252,324	3,420,488
*	Entertainment Rights P.L.C.	2,258,940	1,451,043
	Euromoney Institutional Investor P.L.C.	360,841	4,724,379
	Findel P.L.C.	380,020	5,493,152
	First Choice Holidays P.L.C.	1,764,534	11,207,573

*	Forminster P.L.C.	43,333	$ 3,263
	French Connection Group P.L.C.	384,233	1,577,290
	Fuller Smith & Turner P.L.C. Series A	53,097	1,995,378
	Future P.L.C.	1,363,027	1,198,726
*	Galiform P.L.C.	2,349,090	6,395,147
	Game Group P.L.C.	1,507,827	5,037,718
	Games Workshop Group P.L.C.	104,823	616,285
*	Gaskell P.L.C.	36,000	1,807
	GCAP Media P.L.C.	688,164	2,677,920
*	Global Natural Energy P.L.C.	11,004	21,324
	Greene King P.L.C.	411,407	7,989,566
	Halfords Group P.L.C.	954,932	7,426,089
	Haynes Publishing Group P.L.C.	14,703	96,695
	Headlam Group P.L.C.	317,864	3,524,883
*	Highbury House Communications P.L.C.	439,166	—
	HMV Group P.L.C.	1,650,324	3,933,289
	Holidaybreak P.L.C.	182,382	3,179,367
	Hornby P.L.C.	154,220	800,781
	Huntsworth P.L.C.	818,058	1,773,633
*	Instore P.L.C.	818,461	271,188
	Jessops P.L.C.	461,640	145,562
	JJB Sports P.L.C.	949,037	4,846,967
	John David Group P.L.C.	126,388	1,111,901
	Johnston Press P.L.C.	376,449	3,085,236
*	Lambert Howarth Group P.L.C.	43,203	15,979
	Land of Leather Holdings P.L.C.	194,670	932,140
	Laura Ashley Holdings P.L.C.	2,887,571	1,498,297
	Lookers P.L.C.	709,211	2,533,386
	Luminar P.L.C.	295,294	4,136,913
	Mallett P.L.C.	46,337	193,890
*	Mallett P.L.C. Series B	46,337	53,969
	Manganese Bronze Holdings P.L.C.	68,818	1,251,040
	Marchpole Holdings P.L.C.	111,635	365,049
*	Mayflower Corp. P.L.C.	550,636	—
	Menzies (John) P.L.C.	244,534	2,701,764
	Mice Group P.L.C.	844,000	101,691
	Millennium and Copthorne Hotels P.L.C.	207,665	2,664,065
*	Monsoon P.L.C.	71,000	564,790
	Moss Bros Group P.L.C.	234,511	308,904
	Mothercare P.L.C.	305,941	2,360,328
	Next Fifteen Communications P.L.C.	25,000	42,757
*	Nord Anglia Education P.L.C.	130,842	837,938
	Northamber P.L.C.	75,888	103,499
*	NXT P.L.C.	339,588	115,363
*	Owen (H.R.) P.L.C.	71,542	155,854
*	Pace Micro Technology P.L.C.	769,447	1,363,224
*	Partridge Fine Arts P.L.C.	26,127	21,773
#	Pendragon P.L.C.	2,285,154	3,595,614
	Photo-Me International P.L.C.	1,340,534	2,030,459
	Pinewood Shep P.L.C.	187,350	1,010,525
*	Pittards P.L.C.	60,985	6,927
	Portmeirion Group P.L.C.	22,856	148,584

*	Pressac P.L.C.	78,129	$ 1,177
*	QXL Ricardo P.L.C.	70,899	1,498,931
	Redrow P.L.C.	644,914	6,567,315
*	Regent Inns P.L.C.	459,957	768,066
	Restaurant Group P.L.C.	753,607	4,971,285
*	Sanctuary Group P.L.C.	690,814	276,356
	SCS Upholstery P.L.C.	127,472	641,941
	Sinclair (William) Holdings P.L.C.	53,000	123,282
	Sirdar P.L.C.	69,754	39,545
	SMG P.L.C.	965,594	997,963
	Smith News P.L.C.	635,227	1,701,955
*	Southampton Leisure Holdings P.L.C.	19,615	22,740
*	SPG Media Group P.L.C.	75,298	10,540
*	Sportech P.L.C.	1,995,849	638,856
	St. Ives P.L.C.	432,276	2,099,060
*	Stylo P.L.C.	64,096	90,844
	Taylor Nelson Sofres P.L.C.	1,629,927	7,704,258
	Ted Baker P.L.C.	161,948	1,684,347
*	TG21 P.L.C.	85,507	9,686
*	Thomas Cook Group P.L.C.	1,643,447	10,692,736
*	Tinopolis P.L.C.	175,752	128,990
	Topps Tiles P.L.C.	783,092	3,566,042
*	Torotrak P.L.C.	428,384	369,096
*	Tottenham Hotspur P.L.C.	150,000	346,386
	UTV P.L.C.	217,432	1,743,954
	Victoria P.L.C.	12,000	71,904
	Vitec Group P.L.C.	150,307	1,827,242
	Wagon P.L.C.	227,775	384,541
*	Wembley P.L.C.	68,694	13,795
*	Westcity P.L.C.	96,111	88,935
	Wetherspoon (J.D.) P.L.C.	552,111	6,128,375
	WH Smith P.L.C.	635,227	5,052,752
	Wilmington Group P.L.C.	356,207	1,613,419
	Woolworths Group P.L.C.	5,587,422	2,996,479
Total Consumer Discretionary			227,439,415

Consumer Staples — (4.3%)
	Anglo-Eastern Plantations P.L.C.	111,453	897,477
	Barr (A.G.) P.L.C.	66,137	1,718,751
	Cranswick P.L.C.	179,621	3,056,390
	Dairy Crest Group P.L.C.	540,816	7,357,961
	Devro P.L.C.	623,198	1,397,887
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,058	4,313,515
	Marston’s P.L.C.	1,139,704	9,037,582
	McBride P.L.C.	734,260	3,237,317
	Nichols P.L.C.	66,550	365,180
	Northern Foods P.L.C.	2,023,798	4,803,598
	Premier Foods P.L.C.	1,020,492	5,901,620
	PZ Cussons P.L.C.	1,288,638	4,179,464
	R.E.A. Holdings P.L.C.	44,233	475,136
	Robert Wiseman Dairies P.L.C.	290,033	2,931,363

*	Swallowfield P.L.C.	15,000	$ 23,923
	Thorntons P.L.C.	313,060	1,096,014
	Uniq P.L.C.	463,373	2,128,167
	Young & Co’s Brewery P.L.C.	10,000	574,503
	Young & Co’s Brewery P.L.C. Class A	5,234	313,267
Total Consumer Staples			53,809,115

Energy — (7.1%)
	Abbot Group P.L.C.	896,741	4,807,369
	Anglo Pacific Group P.L.C.	333,865	1,004,096
	Burren Energy P.L.C.	421,226	6,867,823
*	Dana Petroleum P.L.C.	337,760	7,387,439
*	Emerald Energy P.L.C.	220,639	1,036,116
	Expro International Group P.L.C.	429,435	8,387,155
	Fisher (James) & Sons P.L.C.	192,145	2,317,380
*	Fortune Oil P.L.C.	5,933,254	721,550
	Hunting P.L.C.	441,804	6,467,518
	JKX Oil and Gas P.L.C.	501,885	3,372,123
	KBC Advanced Technologies P.L.C.	163,011	146,636
	Lupus Capital P.L.C.	429,989	165,373
	Melrose Resources P.L.C.	388,991	2,676,762
*	Premier Oil P.L.C.	335,038	7,473,323
*	Soco International P.L.C.	294,449	11,342,673
	Sondex P.L.C.	252,247	1,816,567
*	U.K. Coal P.L.C.	590,118	6,061,812
*	Venture Production P.L.C.	434,519	6,423,133
	Wood Group (John) P.L.C.	1,504,358	10,150,171
Total Energy			88,625,019

Financials — (16.7%)
	Aberdeen Asset Management P.L.C.	2,223,016	8,694,946
	Arbuthnot Banking Group P.L.C.	67,329	744,785
	Atrium Underwriting P.L.C.	201,408	1,194,017
	Benfield Group, Ltd. P.L.C.	79,000	508,329
*	Bradstock Group P.L.C.	5,200	4,595
	Brewin Dolphin Holdings P.L.C.	874,105	3,831,409
	Brit Insurance Holdings P.L.C.	1,320,379	9,070,980
	Brixton P.L.C.	952,536	8,339,557
	Capital & Regional P.L.C.	279,419	6,484,796
	Catlin Group, Ltd.	242,131	2,317,178
	Chesnara P.L.C.	92,900	318,640
*	CLS Holdings P.L.C.	268,490	3,158,955
	Collins Stewart P.L.C.	407,502	1,793,004
	Daejan Holdings P.L.C.	43,621	3,457,110
	Derwent London P.L.C.	400,762	14,695,223
	Development Securities P.L.C.	177,708	2,162,793
	Domestic & General Group P.L.C.	150,694	4,088,565
	DTZ Holdings P.L.C.	209,951	2,185,129
	Erinaceous Group P.L.C.	465,172	2,002,148
	Evolution Group P.L.C.	1,152,902	3,117,493
	F&C Asset Management P.L.C.	1,670,683	6,149,845
*	Freeport P.L.C.	152,318	1,024,343

	Grainger Trust P.L.C.	436,048	$ 4,922,493
	Great Portland Estates P.L.C.	722,131	9,578,723
	Guiness Peat Group P.L.C.	1,567,011	2,452,065
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	767,767
*	Hawtin P.L.C.	196,500	67,068
	Helical Bar P.L.C.	369,082	3,407,853
	Henderson Group P.L.C.	3,717,144	11,664,131
	Highway Insurance Holdings P.L.C.	844,999	1,248,112
	Hiscox, Ltd.	1,606,168	9,169,626
	Hitachi Capital UK P.L.C.	158,219	840,595
	IG Group Holdings P.L.C.	1,022,499	6,036,593
	Intermediate Capital Group P.L.C.	181,009	5,626,527
	Jardine Lloyd Thompson Group P.L.C.	678,286	5,615,373
	Kensington Group P.L.C.	248,504	2,279,630
	Kiln, Ltd.	1,128,975	2,575,479
	Liontrust Asset Management P.L.C.	45,569	365,804
	London Scottish Bank P.L.C.	491,096	982,797
*	Marylebone Warwick Balfour Group P.L.C.	379,622	2,081,452
	McKay Securities P.L.C.	97,232	782,799
*	Minerva P.L.C.	601,226	4,235,349
	Mucklow (A & J) Group P.L.C.	221,136	1,809,973
*	Panmure Gorden & Co. P.L.C.	15,272	54,294
	Paragon Group of Companies P.L.C.	153,200	1,501,148
	Park Group P.L.C.	291,600	114,269
	Primary Health Properties P.L.C.	66,520	545,739
*	Probus Estates P.L.C.	83,333	167
	Quintain Estates & Development P.L.C.	161,208	2,609,319
	Rathbone Brothers P.L.C.	132,562	3,324,694
	Rensburg Sheppards P.L.C.	174,975	2,911,227
	Rugby Estates P.L.C.	15,328	178,867
	Rutland Trust P.L.C.	85,288	114,750
	S & U P.L.C.	21,140	240,584
*	Safeland P.L.C.	25,000	44,304
	Savills P.L.C.	443,892	5,237,247
	Shaftesbury P.L.C.	572,839	6,754,347
	Shore Capital Group P.L.C.	1,227,370	1,883,728
	St. Modwen Properties P.L.C.	417,287	4,907,913
	Stanley (Charles) Group P.L.C.	127,317	934,010
	Town Centre Securities P.L.C.	206,327	1,978,603
	Tullett Prebon P.L.C.	247,502	2,211,148
	Unite Group P.L.C.	457,428	3,674,993
	Warner Estate Holdings P.L.C.	172,730	2,272,747
	Workspace Group P.L.C.	663,597	5,298,990
Total Financials			208,647,137

Health Care — (3.1%)
*	Acambis P.L.C.	372,178	873,641
*	Alizyme P.L.C.	660,805	1,265,065
*	Antisoma P.L.C.	1,755,079	1,538,125
*	Ark Theraputics Group P.L.C.	654,350	1,957,683
*	Asterand P.L.C.	160,000	21,506

*	Axis-Shield P.L.C.	215,716	$ 963,908
*	BBI Holdings P.L.C.	40,315	123,152
	Bespak P.L.C.	114,539	1,525,043
*	Biocompatibles International P.L.C.	150,111	555,020
*	Bionostics P.L.C.	171,391	105,335
*	Bioquell P.L.C.	90,893	303,039
*	BTG P.L.C.	489,797	1,170,435
	Care U.K. P.L.C.	205,547	3,181,690
*	Clinical Computing P.L.C.	46,666	5,857
	Corin Group P.L.C.	151,637	1,650,571
	Dechra Pharmaceuticals P.L.C.	204,340	1,422,191
*	Genetix Group P.L.C.	151,246	200,684
*	Global Health Partners P.L.C.	932	2,914
	Goldshield Group P.L.C.	123,034	614,441
*	Gyrus Group P.L.C.	623,812	5,900,900
*	iSOFT Group P.L.C.	737,364	717,839
*	MDY Healthcare P.L.C.	11,736	20,386
*	Medical Solutions P.L.C.	140,731	22,224
	Nestor Healthcare Group P.L.C.	443,850	1,729,213
*	Osmetech P.L.C.	66,935	30,426
*	Oxford Biomedica P.L.C.	2,007,523	1,727,138
*	Phytopharm P.L.C.	111,349	123,305
*	Pinnacle Staffing Group P.L.C.	303,219	35,773
*	Protherics P.L.C.	1,046,492	1,245,980
*	Provalis P.L.C.	796,584	4,799
	Ransom (William) & Son P.L.C.	30,000	29,826
*	SkyePharma P.L.C.	1,738,458	922,162
	SSL International P.L.C.	779,371	6,806,984
*	Vectura Group P.L.C.	491,081	850,257
*	Vernalis P.L.C.	1,131,506	1,367,635
Total Health Care			39,015,147

Industrials — (34.2%)
*	AEA Technology P.L.C.	539,970	1,313,268
	Aggreko P.L.C.	1,047,234	11,992,788
	Air Partner P.L.C.	38,153	947,192
*	Airflow Streamlines P.L.C.	20,500	24,082
	Alumasc Group P.L.C.	131,547	599,693
	Amec P.L.C.	683,554	8,009,651
	Arriva P.L.C.	577,614	7,932,893
	Ashtead Group P.L.C.	1,337,718	4,060,767
	Atkins (WS) P.L.C.	445,124	9,097,127
*	Autologic Holdings P.L.C.	96,590	197,130
*	Avis Europe P.L.C.	3,154,308	3,253,590
	Babcock International Group P.L.C.	857,669	9,260,199
*	Bailey (C.H.) P.L.C.	20,950	32,490
*	BB Holdings, Ltd.	8,709	45,445
	BBA Aviation P.L.C.	546,674	2,967,366
	Black Arrow Group P.L.C.	56,500	87,930
	Bodycote International P.L.C.	1,195,464	6,534,203
	Braemar Seascope Group P.L.C.	73,913	617,873
	Brammer P.L.C.	189,691	1,271,021

	BSS Group P.L.C.	489,028	$ 4,718,248
	Business Post Group P.L.C.	204,928	1,956,067
	Camellia P.L.C.	2,437	436,718
	Carillion P.L.C.	1,140,139	9,189,488
*	Carlisle Group, Ltd.	3,400	9,140
	Carr’s Milling Industries P.L.C.	35,330	359,486
	Carter & Carter Group P.L.C.	122,848	1,181,190
	Castings P.L.C.	163,887	967,727
	Charles Taylor Consulting P.L.C.	143,225	1,119,807
*	Charter P.L.C.	561,590	12,392,105
	Chemring Group P.L.C.	130,647	5,137,778
	Chloride Group P.L.C.	1,013,356	3,423,257
	Christie Group P.L.C.	53,263	231,022
	Clarke (T.) P.L.C.	148,717	636,599
	Clarkson P.L.C.	54,733	998,379
	Communisis P.L.C.	577,296	766,687
	Cookson Group P.L.C.	694,799	9,840,391
*	Corporate Services Group P.L.C.	3,685,688	608,173
*	Costain Group P.L.C.	1,306,155	1,240,926
*	Danka Business Systems P.L.C.	1,029,605	277,072
	Dart Group P.L.C.	296,000	620,217
	Datamonitor P.L.C.	280,739	3,592,607
	Davis Service Group P.L.C.	701,142	8,727,870
	De La Rue P.L.C.	676,542	10,524,908
	Dewhurst P.L.C. Class A Non-Voting	15,500	56,026
	Dewhurst P.L.C.	9,000	36,507
	Domino Printing Sciences P.L.C.	449,538	3,045,091
*	easyJet P.L.C.	742,283	7,774,047
	Eleco P.L.C.	104,685	204,077
	Enodis P.L.C.	1,641,473	6,473,528
	Fenner P.L.C.	609,311	2,892,203
	FKI P.L.C.	2,265,782	5,708,510
	Forth Ports P.L.C.	187,302	6,916,635
*	Fortress Holdings P.L.C.	120,728	6,667
	Galliford Try P.L.C.	1,117,974	3,553,007
	Gibbs & Dandy P.L.C.	37,672	297,665
	Gleeson (M.J.) Group P.L.C.	195,875	1,579,183
	Glotel P.L.C.	119,419	163,069
	Go-Ahead Group P.L.C.	178,245	9,329,187
*	Hampson Industries P.L.C.	320,091	1,205,555
	Harvey Nash Group P.L.C.	261,144	472,728
	Havelock Europa P.L.C.	141,758	443,178
	Heath (Samuel) & Sons P.L.C.	7,500	73,798
	Helphire Group P.L.C.	553,273	4,248,908
*	Heywood Williams Group P.L.C.	323,020	638,396
	Homeserve P.L.C.	238,474	8,552,381
	Hyder Consulting P.L.C.	159,637	1,757,763
	Interserve P.L.C.	499,531	4,752,801
	Intertek Group P.L.C.	531,200	10,424,731
*	Invensys P.L.C.	1,628,063	12,400,585
	ITE Group P.L.C.	1,007,435	3,409,006
	James Halstead P.L.C.	104,416	1,209,064

	Johnson Service Group P.L.C.	206,862	$ 1,433,764
	Keller Group P.L.C.	266,279	5,747,260
	Kier Group P.L.C.	145,769	5,983,580
	Latchways P.L.C.	42,476	920,975
	Lavendon Group P.L.C.	154,941	1,876,167
	Lincat Group P.L.C.	27,306	364,238
	Litho Supplies P.L.C.	20,000	26,109
*	Lorien P.L.C.	60,000	101,912
	Low & Bonar P.L.C.	707,849	2,043,798
	Management Consulting Group P.L.C.	1,055,808	1,034,744
	McAlpine (Alfred) P.L.C.	407,456	3,505,205
	Metalrax Group P.L.C.	508,719	737,058
	Michael Page International P.L.C.	1,224,495	12,864,495
	Mitie Group P.L.C.	1,263,634	6,666,511
	Molins P.L.C.	82,233	285,652
	Morgan Crucible Company P.L.C.	1,212,085	7,020,762
	Morgan Sindall P.L.C.	146,726	4,430,871
	Mouchel Parkman P.L.C.	437,972	3,376,620
	MS International P.L.C.	71,500	253,790
	Northern Recruitment Group P.L.C.	36,500	77,837
	Northgate P.L.C.	252,005	5,164,541
	Ocean Wilsons Holdings, Ltd.	84,250	1,494,133
*	OneSource Services, Inc.	544	7,019
	OPD Group P.L.C.	102,094	977,628
	Parkwood Holdings P.L.C.	72,980	181,281
*	Penna Consulting P.L.C.	91,728	162,096
	Quantica P.L.C.	245,300	206,237
	Regus Group P.L.C.	3,865,759	10,420,162
	Reliance Security Group P.L.C.	49,710	843,949
*	Renold P.L.C.	270,995	723,175
	Ricardo P.L.C.	220,336	1,526,899
	Robert Walters P.L.C.	326,957	2,528,626
	ROK P.L.C.	633,380	2,921,878
	RPS Group P.L.C.	824,831	5,787,675
	Salvesen (Christian) P.L.C.	950,714	1,150,220
	Senior P.L.C.	1,562,041	3,067,716
	Serco Group P.L.C.	134,385	1,211,433
	Severfield-Rowan P.L.C.	84,679	3,845,070
	Shanks Group P.L.C.	969,620	4,822,475
	SIG P.L.C.	445,720	11,834,043
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	372,756
	Speedy Hire P.L.C.	183,252	4,355,241
	Spirax-Sarco Engineering P.L.C.	318,471	6,382,502
	Spring Group P.L.C.	596,238	860,915
	Stagecoach Group P.L.C.	1,199,456	4,367,512
*	Stanelco P.L.C.	2,148,370	22,865
	Tarsus Group P.L.C.	218,489	1,035,477
	TDG P.L.C.	326,296	1,911,417
	Tex Holdings P.L.C.	14,000	33,033
*	The 600 Group P.L.C.	218,038	224,980
	Thorpe (F.W.) P.L.C.	24,000	301,529
*	Tinsley (Eliza) Group P.L.C.	19,844	3,586

*	Trafficmaster P.L.C.	553,279	$ 631,835
	Tribal Group P.L.C.	125,000	383,787
	Trifast P.L.C.	359,985	609,493
	Ultra Electronics Holdings P.L.C.	276,414	5,977,026
	Umeco P.L.C.	177,143	2,077,645
*	Volex Group P.L.C.	241,088	904,809
	Vp P.L.C.	172,286	1,331,713
	VT Group P.L.C.	708,023	8,325,884
	Waterman Group P.L.C.	108,139	416,655
*	Watermark Group P.L.C.	189,106	86,019
	Weir Group P.L.C.	853,629	12,501,441
	Whatman P.L.C.	520,176	2,768,683
	White Young Green P.L.C.	183,454	1,661,909
*	Wilshaw P.L.C.	198,409	15,439
	Wincanton P.L.C.	478,403	3,963,048
	WSP Group P.L.C.	254,125	3,816,054
*	XP Power, Ltd.	73,546	709,980
Total Industrials			428,505,703

Information Technology — (11.6%)
	Abacus Group P.L.C.	285,469	563,054
	Acal P.L.C.	104,729	782,990
	Alphameric P.L.C.	486,081	398,172
*	Alterian P.L.C.	179,139	597,369
	Amstrad P.L.C.	311,793	777,743
	Anite Group P.L.C.	1,273,342	1,900,445
*	ARC International P.L.C.	623,793	620,200
*	Autonomy Corp. P.L.C.	696,972	9,997,447
	Aveva Group P.L.C.	288,041	5,320,764
	Axon Group P.L.C.	251,554	3,987,696
*	Bede P.L.C.	135,978	12,281
*	Blinkx P.L.C.	696,972	608,825
	CML Microsystems P.L.C.	28,361	65,696
	Computacenter P.L.C.	397,656	1,792,249
*	CSR P.L.C.	107,309	1,681,073
	Detica Group P.L.C.	485,719	3,740,544
	Dialight P.L.C.	111,362	440,525
	Dicom Group P.L.C.	325,477	1,206,213
	Dimension Data Holdings P.L.C.	939,000	1,068,136
	Diploma P.L.C.	89,213	1,613,049
	DRS Data & Research Services P.L.C.	26,825	18,487
	E2V Technologies P.L.C.	254,720	1,927,417
	Electrocomponents P.L.C.	1,319,110	6,924,596
	Electronic Data Processing P.L.C.	55,200	89,183
*	Eurodis Electron P.L.C.	2,118,657	44,672
	Fidessa Group P.L.C.	134,098	2,458,707
	Filtronic P.L.C.	338,741	818,263
	Financial Objects P.L.C.	17,000	20,789
	GB Group P.L.C.	415,333	268,957
*	Gresham Computing P.L.C.	204,631	517,949
	Halma P.L.C.	1,554,692	7,486,677
*	Imagination Technologies Group P.L.C.	908,378	2,288,031

	Independent Media Distribution P.L.C.	21,621	$ 20,558
*	Innovation Group P.L.C.	2,537,718	1,842,454
*	Intec Telecom Systems P.L.C.	1,201,847	1,256,901
	Intelek P.L.C.	99,880	45,994
*	Kewill Systems P.L.C.	309,597	529,019
	Laird Group P.L.C.	696,658	7,607,506
	Macro 4 P.L.C.	68,736	264,607
	Micro Focus International P.L.C.	465,120	2,431,286
	Microgen P.L.C.	404,360	387,728
	Misys P.L.C.	2,032,165	9,517,289
*	Monitise P.L.C.	450,565	194,529
	Morse P.L.C.	450,565	861,492
	MTL Instruments Group P.L.C.	71,580	787,122
*	nCipher P.L.C.	110,961	548,038
	Netstore P.L.C.	143,737	90,850
	Northgate Information Solutions P.L.C.	1,948,142	3,110,663
	NSB Retail Systems P.L.C.	1,317,725	745,349
	Oxford Instruments P.L.C.	194,358	1,148,397
*	Parity Group P.L.C.	7,621	12,742
	Phoenix IT Group, Ltd.	162,845	1,370,900
*	Plasmon P.L.C.	259,985	236,088
	Premier Farnell P.L.C.	1,368,932	5,467,274
	Psion P.L.C.	513,902	1,308,048
	Raymarine P.L.C.	289,080	2,355,727
	Renishaw P.L.C.	222,795	2,664,470
	Revenue Assurance Services P.L.C.	30,304	92,309
	RM P.L.C.	369,199	1,536,121
	Rotork P.L.C.	368,996	6,741,455
*	SCi Entertainment Group P.L.C.	183,051	1,873,719
*	Scipher P.L.C.	34,563	781
*	SDL P.L.C.	279,025	2,342,703
*	Servicepower Technologies P.L.C.	235,191	79,261
	Spectris P.L.C.	508,179	9,213,862
*	Spirent Communications P.L.C.	2,769,967	4,145,390
*	Superscape Group P.L.C.	508,419	92,079
*	Surfcontrol P.L.C.	104,638	1,406,322
*	Tadpole Technology P.L.C.	1,690,333	155,302
*	Telent P.L.C.	263,768	2,725,496
*	Telspec P.L.C.	25,000	3,591
	Trace Group P.L.C.	33,552	119,593
	TT electronics P.L.C.	543,437	2,001,835
	Vega Group P.L.C.	80,607	408,073
	Vislink P.L.C.	588,460	943,016
*	Wolfson Microelectronics P.L.C.	453,006	2,743,884
*	Workplace Systems International P.L.C.	238,739	41,444
	XAAR P.L.C.	220,887	1,023,586
	XANSA P.L.C.	1,401,080	2,404,337
	Zetex P.L.C.	324,690	580,824
Total Information Technology			145,518,213

Materials — (3.6%)
*	Amberley Group P.L.C.	200,000	39,158

*	API Group P.L.C.	103,483	$ 188,064
	Baggeridge Brick P.L.C.	136,350	672,541
	British Polythene Industries P.L.C.	102,332	851,134
	Carclo P.L.C.	214,230	497,575
	Chamberlin & Hill P.L.C.	18,000	74,516
*	Chapelthorpe P.L.C.	656,803	61,998
*	Coral Products P.L.C.	50,000	11,547
	Croda International P.L.C.	495,398	6,292,671
	Cropper (James) P.L.C.	22,000	106,133
	Delta P.L.C.	500,743	1,337,426
	DS Smith P.L.C.	1,629,320	7,536,634
	Dyson Group P.L.C.	127,757	768,411
	Elementis P.L.C.	1,769,990	3,492,671
	Ennstone P.L.C.	1,940,949	1,943,835
	Filtrona P.L.C.	724,553	3,768,041
	Hill & Smith Holdings P.L.C.	280,223	2,058,333
*	Inveresk P.L.C.	150,000	50,454
	Macfarlane Group P.L.C.	378,287	235,730
	Marshalls P.L.C.	662,347	4,605,634
*	OpSec Security Group P.L.C.	117,822	206,937
	Porvair P.L.C.	158,128	433,776
	RPC Group P.L.C.	402,719	2,307,195
*	Scapa Group P.L.C.	456,918	209,557
*	Scarborough Minerals P.L.C.	14,622	20,445
	Treatt P.L.C.	14,957	96,578
	Victrex P.L.C.	314,861	4,501,265
	Yule Catto & Co. P.L.C.	540,291	2,469,924
	Zotefoams P.L.C.	96,852	233,192
Total Materials			45,071,375

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	—
*	Full Circle Future, Ltd.	135,600	—
*	Garton Engineering P.L.C.	10,248	—
*	Industrial & Commercial Holdings P.L.C.	5,000	151
*	Pisces Property Services P.L.C.	62,500	—
*	Richmond Oil & Gas P.L.C.	220,000	—
*	RMS Communications P.L.C.	15,000	—
*	Secure Ventures (No. 6) P.L.C.	62,500	—
*	Secure Ventures (No. 7) P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
*	Tandem Group P.L.C.	327,365	—
*	Terence Chapman Group P.L.C.	62,500	398
*	Whitecroft P.L.C.	105,000	—
Total Other			549

Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	2,501,244
	Kingston Communications P.L.C.	1,489,816	2,209,013
*	Redstone P.L.C.	125,910	240,755
	Telecom Plus P.L.C.	294,204	1,226,178
*	Thus Group P.L.C.	600,824	2,204,918

* #	Vanco P.L.C.	232,704	$ 1,954,240
	Total Telecommunication Services		10,336,348

	Utilities — (0.1%)
	Dee Valley Group P.L.C.	12,109	268,262
	Hydro International P.L.C.	27,669	124,266
	Northumbrian Water Group P.L.C.	209,002	1,282,211
	Total Utilities		1,674,739

	TOTAL COMMON STOCKS		1,248,642,760

	RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		—

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $330,000 FNMA 6.500%, 08/01/36, valued at $319,863) to be repurchased at $315,136	$ 315	315,000

SECURITIES LENDING COLLATERAL — (0.4%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $1,815,562 FNMA 5.500%, 09/25/32, valued at $2,209,234) to be repurchased at $2,165,915	2,166	2,165,592
@ Repurchase Agreement, UBS Warburg LLC 5.36%, 07/02/07 (Collateralized by $3,325,000 FNMA 4.500%, 07/01/20, valued at $2,618,275) to be repurchased at $2,565,040	2,565	2,564,658
TOTAL SECURITIES LENDING COLLATERAL		4,730,250

TOTAL INVESTMENTS - (100.0%) (Cost $767,480,315)		$ 1,253,688,010

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
#	Agrana Beteiligungs AG	17,295	$1,911,290
#	Andritz AG	109,548	7,214,489
	Austria Email AG	715	8,149
*	Austrian Airlines AG	133,921	1,820,392
	BKS Bank AG	520	87,975
#	Boehler-Uddeholm AG	9,608	959,368
# *	BWIN Interactive Entertainment AG	81,529	2,686,060
#	BWT AG	28,425	1,843,103
*	CA Immobilien Anlagen AG	134,542	3,959,346
*	Christ Water Techology AG	24,819	456,162
#	Constantia Packaging AG	26,209	1,896,509
*	Conwert Immobilien Invest AG	54,426	1,052,111
#	Eybl International AG	3,191	65,423
	Flughafen Wien AG	32,850	3,239,861
	Frauenthal Holding AG	10,460	323,634
# *	Intercell AG	75,624	2,436,694
#	Lenzing AG	3,948	2,020,340
*	Manner (Josef) & Co. AG	870	66,918
#	Mayr-Melnhof Karton AG	13,402	3,039,772
	Oberbank AG	8,153	1,483,853
	Palfinger AG	47,348	2,612,232
*	RHI AG	86,912	4,743,999
	Rosenbauer International AG	2,954	541,113
*	S&T System Integration & Technology Distribution AG	6,404	503,157
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,295,879
*	Sparkassen Immobilien AG	58,185	828,468
	UBM Realitaetenentwicklung AG	1,440	93,664
	Uniqa Versicherungen AG	88,000	2,959,520
*	Wolford AG	6,354	315,127
TOTAL — AUSTRIA			51,464,608

BELGIUM — (4.2%)
COMMON STOCKS — (4.2%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren SA	85,898	8,303,899
	Agfa Gevaert NV	52,997	1,367,075
#	Arinso International SA	34,659	1,159,980
	Banque Nationale de Belgique	980	4,701,882
#	Barco NV	54,729	5,080,361
	Bekaert SA	59,440	8,717,389
	Brantano Group NV	6,251	340,384
	Brederode SA	12,180	507,019
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	241,557
	Cofinimmo SA	17,021	3,241,211
	Compagnie du Bois Sauvage SA	87	44,258
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	23
	Compagnie Francois d’Entreprises (CFE)	2,080	3,747,568
	Compagnie Immobiliere de Belgique SA	10,849	616,083
	Compagnie Maritime Belge SA	64,297	4,488,238
	Cumerio NV SA	9,586	396,803
#	Deceuninck NV	63,700	1,946,064
	Dolmen Computer Applications NV	18,960	342,104
#	D’Ieteren NV SA	13,235	5,916,404
#	Duvel Moorgat SA	9,169	516,455
	Econocom Group SA	67,440	818,950
#	Elia System Operator SA NV	117,849	4,789,448

#	Euronav SA	89,385	$3,251,438
	EVS Broadcast Equipment SA	5,500	451,511
	Exmar NV	78,816	2,565,341
	Floridienne SA	2,033	342,291
*	ICOS Vision Systems NV	35,433	1,701,859
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	434,548
# *	Innogenetics NV	75,886	923,458
*	Integrated Production & Test Engineering NV	9,275	81,432
*	International Brachtherapy SA	35,773	428,212
# *	Ion Beam Application SA	69,021	2,247,844
	Jensen-Group NV	14,485	139,136
	Kinepolis	16,788	1,061,942
	Lotus Bakeries SA	1,401	450,521
	Melexis NV	88,696	1,600,409
	Nord-Sumatra Investissements SA	650	456,503
	Omega Pharma SA	87,533	7,577,575
# *	Option NV	114,120	2,260,632
*	Papeteries Catala SA	315	66,513
	Picanol	16,620	312,865
*	Real Software SA	639,542	396,277
	Recticel SA	52,387	798,847
*	Resilux	4,095	244,553
	Rosier SA	655	168,989
	Roularta Media Group NV	17,839	1,590,327
	Sapec SA	3,635	537,605
*	SAPEC SA Strip VVPR	75	533
	Sioen Industries NV	52,140	719,508
	Sipef NV	2,481	1,066,235
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	938,578
*	Spector Photo Group SA	81,828	143,113
*	Systemat-Datarelay SA	26,232	212,437
	Ter Beke NV	2,281	200,542
	Tessenderlo Chemie NV	94,663	5,776,488
	Unibra SA	1,600	251,122
#	Van De Velde NV	28,456	1,473,197
	VPK Packaging Group SA	13,446	785,320
	Warehouses De Pauw SCA	10,753	691,916
# *	Zenitel	28,851	121,149
TOTAL COMMON STOCKS			99,753,921

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
# *	Zenitel VVPR	8,654	117
TOTAL RIGHTS/WARRANTS			117

TOTAL — BELGIUM			99,754,038

DENMARK — (3.7%)
COMMON STOCKS — (3.7%)
*	Aarhus Lokalbank A.S.	7,300	307,866
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	980,826
#	Aktieselskabet Roskilde Bank A.S.	32,685	3,806,297
#	Aktieselskabet Skjern Bank A.S.	3,276	493,174
#	Alk-Abello A.S.	15,055	3,184,472
# *	Alm. Brand A.S.	28,360	1,780,350
	Amagerbanken A.S.	32,195	2,053,089
	Ambu A.S.	22,100	420,140
	Arkil Holdings A.S. Series B	780	160,870
#	Auriga Industries A.S. Series B	35,850	1,148,752
#	Bang & Olufsen Holding A.S. Series B	31,337	3,747,146
*	Bavarian Nordic A.S.	17,626	1,663,856
#	Biomar Holding A.S.	22,198	1,257,877
*	BoConcept Holding A.S.	5,650	615,821
	Bonusbanken A.S.	69,455	509,806
	Bording (F.E.) A.S. Series B	600	87,038
*	Brodrene Hartmann A.S. Series B	5,865	214,701
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	159,897

*	Capinordic A.S.	216,300	$1,076,910
	Dampskibs Norden	16,800	1,082,257
*	Danionics A.S. Series A	32,000	108,736
*	Dantherm Holding A.S.	13,100	328,645
	Danware A.S.	7,585	138,671
	DFDS A.S.	11,910	1,532,029
	DiBa Bank A.S.	11,660	1,026,127
*	Dicentia A.S.	6,000	26,252
	Djursland Bank A.S.	4,485	606,877
#	DLH A.S. Series B	32,000	677,589
	East Asiatic Co., Ltd.	50,573	2,781,359
# *	EDB Gruppen A.S.	5,780	211,084
	Fionia Bank A.S. Rights	6,516	2,030,326
#	Fluegger A.S. Series B	4,198	518,282
#	Forstaedernes Bank A.S.	65,613	2,757,830
	Glunz & Jensen A.S.	2,870	28,930
*	GPV Industi A.S.	2,200	114,952
	H&H International A.S. Series B	1,920	840,821
#	Harboes Bryggeri A.S.	10,250	397,844
	Hedegaard (Peder P.) A.S.	1,560	157,868
*	Hojgaard Holding A.S. Series B	2,750	116,568
#	IC Companys A.S.	33,305	1,916,393
*	Incentive A.S.	3,575	12,028
	ITH Industri Invest A.S.	3,600	117,703
	Lan & Spar Bank A.S.	5,150	417,898
*	Lastas A.S. Series B	11,200	420,606
	Lollands Bank A.S.	750	71,224
*	Maconomy A.S.	63,000	193,868
	Migatronic A.S. Series B	800	52,118
#	Mols-Linien A.S.	5,700	588,684
# *	NeuroSearch A.S.	35,390	1,793,376
#	NKT Holding A.S.	49,245	4,888,420
	Nordjyske Bank A.S.	17,600	702,679
#	Norresundby Bank A.S.	735	500,659
	NTR Holdings A.S.	3,130	40,507
	Ostjydsk Bank A.S.	2,474	565,969
# *	Parken Sport & Emtertainment A.S.	8,474	2,600,347
	Per Aarsleff A.S. Series B	6,145	735,618
# *	Pharmexa A.S.	142,740	467,531
#	Ringkjoebing Landbobank Aktieselskab A.S.	15,160	2,850,670
	Roblon A.S. Series B	540	100,348
	Royal Unibrew A.S.	12,690	1,771,108
# *	RTX Telecom A.S.	14,000	127,769
	Salling Bank A.S.	910	185,067
	Sanistal A.S. Series B	4,436	829,045
*	SAS AB	34,300	785,883
#	Satair A.S.	8,525	448,179
#	Schouw & Co. A.S.	25,435	2,320,418
#	SimCorp A.S.	16,940	4,043,256
#	Sjaelso Gruppen A.S.	68,030	2,859,827
	SKAKO Industries A.S.	5,130	260,325
	Skandinavian Brake Systems A.S.	1,925	128,415
	Sondagsavisen A.S.	36,665	516,389
#	Spar Nord Bank A.S.	120,825	2,918,805
	Sparbank	10,930	862,047
#	Sparekassen Faaborg A.S.	2,027	958,344
	Sydbank A.S.	71,161	3,402,629
	Thrane & Thrane A.S.	8,858	552,315
#	Tivoli A.S.	997	732,230
# *	TK Development A.S.	91,456	2,103,996
# *	TopoTarget A.S.	151,600	824,667
	Vestfyns Bank A.S.	680	172,880
	Vestjysk Bank A.S.	29,755	1,808,017

TOTAL — DENMARK			86,800,192

FINLAND — (6.4%)
COMMON STOCKS — (6.4%)
	Alandsbanken AB Series B	18,190	$616,068
# *	Aldata Solutions Oyj	194,535	475,857
	Alma Media Corp.	292,300	4,295,160
	Amanda Capital Oyj	67,120	342,356
#	Amer Sports Oyj Series A	269,460	6,650,770
	Aspo Oyj	70,175	645,564
*	Aspocomp Group Oyj	42,026	22,710
	BasWare Oyj	34,550	572,522
*	Benefon Oyj	686,900	83,377
*	Biohit Oyj	9,400	37,487
*	Biotie Therapies Oyj	265,590	325,436
	Capman Oyj Series B	12,485	67,931
*	Cencorp Oyj	89,510	48,544
#	Componenta Oyj	34,400	617,724
	Comptel Oyj	334,565	926,207
	Cramo P.L.C.	96,060	4,641,433
*	Efore Oyj	129,540	205,395
#	Elcoteq SE	66,810	565,838
	Elecster Oyj	2,200	17,037
#	Elektrobit Corp. Oyj	401,120	1,018,575
#	eQ Oyj	132,200	1,357,920
	Etteplan Oyj	31,300	533,266
	Finnair Oyj	164,950	2,927,111
	Finnlines Oyj	110,260	2,339,084
	Fiskars Oyj Abp Series A	178,328	3,081,238
#	F-Secure Oyj	447,078	1,551,745
#	HKScan Oyj Series A	74,560	1,953,400
*	Honkarakenne Oyj Series B	15,330	114,232
	Huhtamaki Oyj	348,750	5,837,778
	Ilkka-Yhtyma Oyj	35,460	506,468
*	Incap Oyj	36,800	108,032
	Ixonos P.L.C.	26,100	247,844
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	139,249
#	KCI Konecranes Oyj	255,800	10,689,819
	Kemira GrowHow Oyj	163,960	2,629,996
	Kemira Oyj	261,200	6,008,587
	Kyro Oyj Abp	131,940	701,833
#	Laennen Tehtaat Oyj	18,920	536,995
#	Lassila & Tikanoja Oyj	121,476	4,113,779
	Lemminkainen Oyj	52,700	3,719,458
	Martela Oyj	1,060	13,027
#	M-Real Oyj Series B	775,393	5,059,387
	Neomarkka Oyj	16,652	203,608
	Nokian Renkaat Oyj	384,580	13,473,245
	Nordic Aluminium Oyj	10,440	435,543
*	Okmetic Oyj	54,904	325,762
#	OKO Bank P.L.C. Class A	101,080	1,872,978
#	Olvi Oyj Series A	32,290	1,266,532
	Oriola-KD Oyj Class A	26,000	119,267
	Oriola-KD Oyj Class B	16,000	73,691
	Orion Oyj Series A	26,000	650,443
	Orion Oyj Series B	16,000	400,418
# *	Perlos Oyj	130,761	718,707
	PKC Group Oyj	48,390	690,301
#	Ponsse Oyj	82,280	1,914,781
	Poyry Oyj	189,640	4,204,174
*	Proha Oyj	198,232	103,934
	Raisio Group P.L.C.	476,433	1,317,298
	Ramirent Oyj	314,560	8,517,621
	Rapala VMC Oyj	116,640	909,360
	Raute Oyj Series A	10,390	199,473
#	Rocla Oyj	12,300	190,647
*	Satama Interactive Oyj	107,200	167,715
	Scanfil Oyj	123,479	385,044
	Sponda Oyj	159,511	2,308,574
	SSH Communications Oyj	88,050	141,073
	Stockmann Oyj Abp Series A	43,046	1,855,893
#	Stockmann Oyj Abp Series B	104,804	4,466,628

*	Stonesoft Oyj	117,212	$75,963
#	Suominen Oyj	17,955	82,472
#	SYSOPENDIGIA P.L.C.	55,020	312,100
	Talentum Oyj	133,500	656,430
	Tecnomen Oyj	196,570	331,586
#	Teleste Oyi	53,559	778,246
#	TietoEnator Oyj	291,429	9,363,742
#	Tiimari P.L.C.	16,680	108,858
#	Tulikivi Oyj	79,440	313,478
	Turkistuottajat Oyj	8,490	124,080
	Uponor Oyj Series A	216,400	8,413,260
#	Vacon Oyj	44,337	1,900,426
#	Vaisala Oyj Series A	40,300	2,120,229
	Viking Line AB	10,710	522,705
	YIT Oyj	61,000	1,914,414

TOTAL — FINLAND			150,276,938

FRANCE — (12.1%)
COMMON STOCKS — (12.1%)
*	Actielec Technologies	26,862	114,386
	Affine	2,526	477,952
*	Akka Technologies SA	2,500	116,087
	Ales Groupe SA	33,613	923,816
# *	Alten SA	56,620	2,218,242
# *	Altran Technologies SA	322,216	2,776,799
	April Group SA	74,259	3,902,168
# *	Archos	22,331	828,419
#	Arkopharma	45,058	1,097,711
#	Assystem	47,658	931,522
#	Aubay SA	28,405	341,159
#	Audika SA	22,509	810,425
*	Avanquest Software	19,360	358,875
*	Axorys SA	11,700	11,401
# *	Baccarat SA	1,090	441,283
	Bacou-Dalloz	18,169	2,761,820
	Banque Tarneaud SA	1,430	339,535
	Beneteau SA	37,099	5,032,515
*	Bigben Interactive	7,762	43,181
#	bioMerieux designs	5,300	455,307
#	Boiron SA	22,509	757,464
	Boizel Chanoine Champagne SA	6,304	575,142
	Bonduelle SA	13,165	1,628,322
	Bongrain SA	14,306	1,760,350
#	Bourbon SA	106,982	6,686,021
	Bricorama SA	10,279	724,267
*	Bull SA	4	3
# *	Bull SA (B0V2C19)	298,028	2,062,762
#	Burelle SA	4,030	966,971
	Cafom SA	5,092	183,521
	Canal Plus SA	280,788	2,992,272
#	Carbone Lorraine SA	46,232	3,591,363
	CBo Territoria	28,320	206,250
#	Cegedim SA	11,509	1,433,707
#	Cegid Group	22,866	1,155,796
*	Cesar SA	142,196	169,032
	CFF Recycling SA	84,608	6,266,191
*	Cibox Inter@ctive SA	232,424	68,643
#	Clarins SA	10,264	907,972
# *	Club Mediterranee SA	46,578	3,304,668
	Compagnie Industrielle et Financiere D’Entreprises	300	98,728
*	Compagnie International Andre Trigano SA	983	55,822
*	CS Communication & Systemes designs	7,938	228,953
*	Cybergun	6,818	118,324
	Damartex SA	22,900	897,862
*	Dane-Elec Memory SA	65,202	324,826
#	Delachaux SA	28,440	2,730,002
*	Didot-Bottin SA	1,620	129,341

*	Dollfus Mieg & Cie SA	54,239	$208,386
*	Dynaction SA	10,660	247,796
#	Electricite de Strasbourg	23,784	5,593,130
	Encres Dubuit SA	4,176	43,931
	Entrepose Contracting	10,237	910,389
#	Esso SA	927	287,271
#	Establissements Maurel et Prom	268,473	5,477,175
*	Etablissements Gantois Series A	647	5,010
#	Etam Developpement SA	23,815	1,798,135
*	Euro Disney SCA	4,981,489	674,222
#	Evialis SA	4,093	194,199
	Exel Industries SA	5,582	687,195
# *	Explosifs et de Produits Chimiques	524	290,734
# *	Faurecia SA	60,033	4,700,984
	Fimalac SA	13,729	1,341,829
	Fininfo SA	12,428	253,206
	Finuchem SA	18,083	444,532
#	Fleury Michon SA	4,507	304,904
	Francois Freres (Tonnellerie) SA	3,839	224,354
	Gascogne SA	7,112	764,502
#	Gaumont SA	14,607	1,325,380
# *	GECI International	52,548	371,833
#	Geodis SA	17,364	3,581,818
#	Gevelot SA	3,584	291,459
# *	GFI Informatique SA	126,539	1,582,244
*	Gifi	7,579	587,700
	Ginger (Groupe Ingenierie Europe)	10,357	296,900
#	GL Events	34,299	2,334,760
*	GPe Pizzorno	5,200	266,531
	Grands Moulins de Strasbourg	110	87,095
*	Groupe Ares SA	21,994	167,566
#	Groupe Crit	24,673	1,473,302
	Groupe Flo SA	22,019	424,735
# *	Groupe Go Sport SA	2,740	253,466
	Groupe Guillin SA	1,200	125,568
*	Groupe Open SA	27,590	471,504
#	Groupe Steria SCA	51,952	3,444,059
	Guerbet SA	5,997	1,164,316
	Guyenne et Gascogne SA	26,000	4,359,491
	Haulotte Group SA	57,491	2,378,501
#	Havas SA	1,144,241	6,478,468
	Idsud	2,227	157,191
*	IEC Professionnel Media	34,930	88,684
	IMS International Metal Service SA	51,946	2,464,316
# *	Infogrames Entertainment SA	2,249,212	697,955
#	Ingenico SA	87,588	2,583,787
#	Ipsos SA	80,658	2,941,221
	Kaufman et Broad SA	34,770	2,690,316
	Lafuma SA	6,384	539,744
	Laurent-Perrier	12,172	1,857,679
	Lectra	85,992	720,129
	Lisi SA	9,499	1,078,459
# *	LVL Medical Groupe SA	24,346	727,964
	Maisons Franc	12,826	1,166,958
#	Manitou BF SA	48,280	3,069,942
	Manutan International SA	13,920	1,179,452
# *	Metaleurop SA	35,449	924,988
	MGI Coutier SA	2,753	111,645
	MoneyLine SA	11	—
	Montupet SA	32,450	850,472
#	Mr. Bricolage SA	23,846	738,860
*	Naturex	6,954	482,062
	Nexans SA	78,576	13,043,082
	Nexity	76,313	6,363,673
#	Norbert Dentressangle	12,697	1,227,093
#	NRJ Group	177,024	3,052,790
	Oberthur Card Systems SA	117,901	830,158
# *	Oeneo	102,487	316,179

	Orco Property Group	19,742	$3,119,737
# *	Orpea	51,311	5,392,512
*	Osiatis	1,400	13,608
	Paris Orleans et Cie SA	2,832	1,417,572
*	Passat SA	8,835	114,109
# *	Penauille Polyservices SA	47,072	525,456
#	Petit Forestier SA	11,101	1,068,310
	Pierre & Vacances	16,031	2,441,918
	Plastic Omnium SA	30,846	1,609,239
	Plastivaloire SA	4,552	145,497
#	PSB Industries SA	8,438	514,055
	Radiall SA	5,387	792,526
#	Rallye SA	80,915	5,464,388
#	Remy Cointreau SA	57,495	4,301,849
*	Rhodia SA	72,888	3,314,660
#	Robertet SA	3,167	607,031
*	Rodriguez Group SA	27,733	1,596,447
#	Rougier SA	6,120	542,963
	Rubis SA	30,294	2,704,918
*	S.T. Dupont SA	39,440	20,252
	Sabeton SA	13,500	273,787
*	Saft Groupe SA	42,516	1,785,349
#	SAMSE SA	8,800	1,374,108
#	SCOR SA	282,143	7,658,795
	SEB SA	29,833	5,427,121
	Sechilienne SA	44,000	2,851,612
	Securidev SA	2,500	98,027
	Signaux Girod SA	894	88,372
*	Smoby SA	1,172	44,415
	Societe de Developpement Regional de la Bretagne	5,106	26,695
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,177,536
	Societe Immobiliere de Location pour l’Industrie et le Commerce	23,530	3,794,621
#	Societe Industrielle D’Aviations Latecoere SA	21,731	731,274
	Societe Marseillaise du Tunnel Prado Carenage	7,222	390,455
	Societe Pour l’Informatique Industrielle SA	5,844	366,099
	Sogeclair SA	1,463	72,582
# *	Soitec SA	231,215	4,898,262
# *	Solving International SA	13,265	102,342
	Somfy SA	22,900	7,441,317
#	Sopra Group SA	23,668	2,276,513
	Spir Communication SA	7,977	1,175,883
#	Stallergenes SA	30,011	2,577,497
	Ste Virbac SA	16,735	1,336,098
	STEF-TFE SA	29,698	1,996,100
	Sucriere de Pithiviers Le Vieil	1,825	1,422,758
*	Sylis SA	23,228	122,025
#	Synergie SA	22,616	1,599,421
# *	Teamlog SA	34,132	192,321
	Teleperformance SA	135,031	5,846,893
	Tessi SA	5,050	369,678
# *	Theolia SA	88,858	3,021,269
	Tipiak SA	518	60,727
	Toupargel Groupe	21,016	1,156,267
#	Trigano SA	59,181	3,505,707
*	UbiSoft Entertainment SA	96,348	5,083,796
	Union Financiere de France Banque SA	16,369	1,038,526
# *	Valtech	295,958	247,279
#	Viel et Compagnie	162,852	1,274,051
	Vilmorin et Cie SA	19,383	2,582,193
	VM Materiaux SA	5,966	649,211
	Vranken Pommery Monopole	9,879	761,566
# *	XRT	102,875	276,808
TOTAL COMMON STOCKS			285,712,960

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	4,110
*	Bigben Interactive Warrants 12/31/08	2,100	1,052

*	Cybergun Warrants Series A 01/31/08	1,136	$215
*	Cybergun Warrants Series B 07/15/10	1,136	261
*	Etablissements Gantois Warrants 07/31/07	1,941	1,051
*	Groupe Ares SA Warrants 12/18/08	4,713	22,326
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	13,694
*	Radiall SA Rights 07/05/07	5,387	729
TOTAL RIGHTS/WARRANTS			43,438

TOTAL — FRANCE			285,756,398

GERMANY — (14.7%)
COMMON STOCKS — (14.7%)
*	3U Telecom AG	117,766	128,102
	A.S. Creation Tapeton AG	6,853	463,250
*	AAP Implantate AG	47,250	191,526
	Aareal Bank AG	110,018	5,726,524
*	Abacho AG	34,175	192,085
*	AC-Service AG	13,512	95,763
#	ADCapital AG	33,040	517,731
# *	Adlink Internet Media AG	71,772	1,580,342
# *	ADVA AG Optical Networking	96,672	916,176
*	Agrob AG	5,800	111,815
# *	Aixtron AG	266,763	2,320,689
*	Allbecon AG	21,017	209,359
#	Amadeus Fire AG	16,192	451,531
*	Analytik Jena AG	11,215	109,878
	Andreae-Noris Zahn AG	27,200	1,398,754
*	Artnet AG	16,292	232,788
	Atoss Software AG	10,108	110,845
*	Augusta Technologie AG	27,184	572,926
	AWD Holding AG	99,539	4,232,964
*	AZEGO AG	16,940	9,100
#	Baader Wertpapierhandelsbank AG	142,376	936,933
# *	Balda AG	155,088	2,227,061
*	Basler AG	8,861	132,929
#	Beate Uhse AG	56,241	273,017
#	Bechtle AG	40,189	1,474,186
#	Bertrandt AG	23,282	834,161
*	Beta Systems Software AG	5,700	34,059
	BHS Tabletop AG	2,800	47,419
	Bilfinger Berger AG	136,777	12,124,289
*	Biolitec AG	26,843	472,406
	Biotest AG	22,203	994,544
*	BKN International AG	26,631	89,377
# *	BMP AG	50,479	220,304
	Boewe Systec AG	15,333	864,485
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	487,540
*	Broadnet AG	36,856	259,336
# *	Business Media China AG	15,212	419,520
*	CBB Holding AG	102,602	10,965
*	CEAG AG	20,670	255,025
#	Cenit AG Systemhaus	18,394	293,561
# *	CENTROTEC Sustainable AG	21,140	1,002,845
#	Cewe Color Holding AG	13,917	677,247
# *	ComBOTS AG	58,253	849,965
#	Comdirect Bank AG	135,842	1,871,445
	Computerlinks AG	16,965	330,065
*	Concord Effekten AG	30,962	82,881
*	Condomi AG	1,800	—
#	Conergy AG	94,598	7,307,575
*	COR AG Insurance Technologies	30,247	164,598
#	CTS Eventim AG	53,393	2,606,137
#	Curanum AG	83,165	856,126
*	Cybio AG	11,685	67,915
*	D&S europe AG	77,965	1,096,095
*	D. Logistics AG	113,203	383,405
#	DAB Bank AG	133,926	1,449,899

	Data Modul AG	10,414	$ 217,768
*	DEAG Deutsche Entertainment AG	51,845	138,011
	Deutsche Euroshop AG	43,693	3,104,630
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	74,295
	Deutsche Wohnen AG	69,977	3,626,776
# *	Deutz AG	257,064	3,334,369
	Dierig Holding AG	10,500	135,086
	Douglas Holding AG	105,237	6,864,009
	Dr. Hoenle AG	14,858	165,959
*	Drillisch AG	92,184	1,049,938
*	Duerr AG	38,845	1,607,955
#	DVB Bank AG	15,114	5,523,317
*	Easy Software AG	13,167	153,689
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	100,727
	Elexis AG	32,938	1,120,973
# *	Elmos Semiconductor AG	34,592	388,579
	ElreingKlinger AG	6,000	545,977
# *	EM.TV AG	160,173	1,005,651
*	Emprise AG	24,502	20,506
*	EMS New Media AG	42,609	20,069
	Energiekontor AG	38,401	172,931
	Epcos AG	233,608	4,591,827
	Erlus AG	297	184,096
# *	Escada AG	40,309	1,784,088
#	Euwax AG	18,514	1,319,554
# *	Evotec AG	196,039	849,951
#	Fielmann AG	58,362	3,675,289
*	FJA AG	77,417	298,924
#	Fortec Elektronik AG	7,433	125,306
*	Freenet AG	236,364	7,780,162
	Fuchs Petrolub AG	30,747	2,657,172
	GBWAG Bayerische Wohnungs AG	20,298	442,306
	Geratherm Medical AG	14,057	113,060
#	Gerry Weber International AG	49,579	1,485,099
	Gesco AG	9,455	602,215
#	GFK AG	61,512	3,037,066
# *	GFT Technologies AG	66,050	311,300
# *	GPC Biotech AG	106,084	3,007,482
#	Grenkeleasing AG	32,424	1,516,807
	Grundstuecks & Baugesellschaft AG	3,567	291,224
	Hamborner AG	21,000	1,028,528
*	Hansa Group AG	146,815	318,075
#	Hawesko Holding AG	20,044	661,668
*	Herlitz AG	6,962	38,401
*	Hoeft & Wessel AG	20,622	141,269
*	Hucke AG	11,123	6,916
	Hugo Boss AG	25,100	1,646,041
	Hyrican Informations Systeme AG	11,943	138,950
*	I-D Media AG	23,140	57,767
*	IFA Hotel & Touristik AG	7,000	90,003
*	IM International Media AG	152,932	74,587
#	Indus Holding AG	41,345	1,709,583
	Innovation in Traffic Systems AG	23,949	233,719
# *	Integralis AG	34,269	213,884
#	INTERSEROH AG	22,803	1,474,153
# *	Intershop Communications AG	58,426	243,243
*	Intertainment AG	8,500	18,465
	Isra Vision Systems AG	10,917	288,504
*	itelligence AG	64,543	386,049
*	IVU Traffic Technologies AG	56,838	90,645
# *	IWKA AG	85,711	2,932,667
*	Jack White Productiions AG	15,810	43,531
# *	Jenoptik AG	157,826	1,579,388
	K&S AG	16,078	2,465,576
*	Kampa AG	25,822	294,210
*	Kampa AG Issue 07	2,582	28,656
# *	KERAMAG Keramische Werke AG	13,000	1,292,253
#	Kloeckner-Werke AG	113,960	2,370,848

#	Kontron AG	181,781	$ 3,396,646
#	Krones AG	20,317	4,708,730
	KSB AG	4,521	3,237,832
	KWS Saat AG	24,461	4,283,482
	Leifheit AG	12,500	339,102
	Leoni AG	117,961	5,483,301
# *	Loewe AG	25,187	603,637
	LPKF Laser & Electronics AG	28,874	210,342
*	Mania Technologie AG	74,770	187,451
*	Marbert AG	2,600	10,597
#	Masterflex AG	10,531	344,268
# *	Maxdata AG	32,897	61,529
*	Mediclin AG	79,703	455,698
# *	Medigene AG	90,111	611,160
*	Medion AG	84,110	1,396,576
	Mensch und Maschine Software AG	27,532	231,216
#	MLP AG	220,135	4,230,097
*	Mologen AG	22,062	229,760
# *	Morphosys AG	19,723	1,285,079
*	Mosaic Software AG	5,200	4,964
	MTU Aero Engines Holding AG	144,740	9,411,140
#	Muehlabauer Holdings AG & Co. KGAA	15,349	555,271
	MVV Energie AG	143,467	6,052,263
#	MWB Wertpapierhandelsbank AG	13,341	101,102
*	MWG-Biotech AG	22,400	62,384
	Nemetschek AG	23,340	867,597
*	Neschen AG	5,800	14,437
*	Neschen AG Issue 07	2,900	7,222
*	Net AG Infrastructure, Software & Solutions	58,477	118,677
*	Net AG Infrastructure, Software & Solutions Issue 06	13,708	27,830
*	Nexus AG	37,949	202,091
#	Norddeutsche Affinerie AG	140,038	6,195,338
#	Norddeutsche Steingut AG	5,960	75,376
*	Nordex AG	87,845	3,378,500
*	Nordwest Handel AG	12,443	147,204
*	november AG	9,018	16,506
	OHB Technology AG	37,069	721,991
	Oldenburgische Landesbank AG	4,234	315,879
	P&I Personal & Informatik AG	17,889	558,412
# *	Paion AG	51,500	203,829
*	Pandatel AG	5,700	2,001
#	Paragon AG	22,134	375,153
*	ParSytec AG	14,807	88,286
	PC-Ware AG	15,184	311,728
	Pfeiffer Vacuum Technology AG	31,639	3,039,641
	Pfleiderer AG	155,435	4,746,479
*	Pironet NDH AG	36,682	163,920
# *	Pixelpark AG	89,712	200,340
*	Plambeck Neue Energien AG	134,650	631,744
*	Plasmaselect AG	35,172	115,331
*	Plenum AG	9,300	15,016
*	Plenum AG Issue 07	2,118	3,411
*	Premiere AG	280,161	6,702,605
*	Primacom AG	52,801	656,691
	Progress-Werk Oberkirch AG	6,250	295,129
# *	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	306,150
*	Pulsion Medical Systems AG	26,674	234,666
*	PVATepla AG	51,882	476,437
# *	QIAGEN NV	516,893	9,223,693
# *	QSC AG	255,715	1,653,484
	Rational AG	15,083	2,949,665
	REALTECH AG	13,541	182,568
	Renk AG	19,400	1,882,591
*	REpower Systems AG	21,093	3,529,071
	Rheinmetall AG	61,085	5,665,108
	Rhoen-Klinikum AG	149,404	8,965,333
*	Rinol AG	1,475	874
	Rohwedder AG	12,979	154,002

	Ruecker AG	21,675	$ 221,974
*	S.A.G. Solarstrom AG	47,672	226,911
	Sartorius AG	32,181	1,955,276
	Schlott Sebaldus AG	15,429	473,602
*	Secunet Security AG	16,078	154,565
	Sektkellerei Schloss Wachenheim AG	15,120	193,987
*	Senator Entertainment AG	980	3,728
# *	SGL Carbon AG	228,535	9,455,252
	SHB Stuttgarter Invest AG	36,048	1,694,349
*	SHS Viveon AG	36,949	65,012
	Silicon Sensor International AG	12,195	300,315
# *	Singulus Technologies AG	112,455	1,563,982
	Sinner AG	4,160	113,733
*	SinnerSchrader AG	26,169	56,623
	Sixt AG	38,312	2,360,698
#	SM Wirtschaftsberatungs AG	18,841	382,774
	Software AG	73,445	7,128,584
*	Solar Millenn	35,500	1,839,077
*	Solon AG fuer Solartechnik	18,988	1,177,742
#	Stada Arzneimittel AG	164,610	10,485,971
#	Stahl (R.) AG	14,839	618,733
*	Stoehr & Co. AG	16,000	103,773
	Strabag AG	10,386	3,662,408
#	Stratec Biomedical Systems AG	27,297	855,816
#	Sued-Chemie AG	29,146	3,392,357
# *	Suess Microtec AG	59,969	705,454
*	Synaxon AG	11,212	110,081
	Syskoplan AG	9,363	112,181
	Syzygy AG	30,656	142,728
#	Takkt AG	146,687	2,616,674
*	TDS Informationstechnologie AG	89,063	347,955
	Techem AG	74,865	5,252,059
	Technotrans AG	21,735	710,464
#	Telegate AG	20,500	644,245
*	Teles AG	41,582	241,236
*	Textilgruppe Hof AG	12,170	132,572
*	TFG Capital AG & Co. KGAA	36,723	136,224
# *	Tomorrow Focus AG	101,081	406,025
*	TRIA IT-solutions AG	5,514	6,346
	TTL Information Technology AG	6,400	13,324
*	UMS United Medical Systems International AG	17,056	193,304
#	Umweltbank AG	17,805	443,584
	United Internet AG	125,696	2,604,276
	Utimaco Safeware AG	35,121	550,685
	Value Management & Research AG	42,250	271,728
*	Varetis AG	16,571	100,534
	VBH Holding AG	9,415	115,210
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,781
	Vivacon AG	60,307	2,440,295
	Vossloh AG	34,930	4,102,908
# *	W.O.M. World of Medicine AG	23,832	254,277
#	Wanderer-Werke AG	7,903	403,269
*	Washtec AG	54,420	1,156,230
# *	WaveLight AG	11,800	119,609
# *	WCM Beteiligungs-und Grundbesitz AG	617,895	80,953
	Westag & Getalit AG	7,000	225,988
	Wincor Nixdorf AG	117,600	10,723,002
*	Wirecard AG	210,816	2,835,615
#	Wuerttembergische Lebensversicherung AG	28,123	1,480,516
	Wuerttembergische Metallwarenfabrik AG	30,330	1,527,778
# *	Zapf Creation AG	21,120	157,275
TOTAL COMMON STOCKS			346,850,445

RIGHTS/WARRANTS — (0.0%)
*	BKN International AG Rights 07/12/07	26,631	1,682
*	Cybio AG Rights 07/09/07	1,460	593
TOTAL RIGHTS/WARRANTS			2,275

TOTAL — GERMANY			346,852,720

GREECE — (4.9%)
COMMON STOCKS — (4.9%)
	A. Kalpinis - N. Simos Steel Service Center	29,862	$336,922
*	Aegek S.A.	437,330	452,848
*	Agrotiki Insurance Co. S.A.	59,277	341,894
*	Alapis Holdings Industrial & Commercial S.A.	186,254	1,920,898
*	Alco Hellas ABEE S.A.	93,892	192,190
*	Alfa Alfa Energy S.A.	3,810	7,168
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	769,960
*	Allatini Industrial & Commercial Co. S.A.	34,470	165,070
*	Alte Technical Co.	85,048	9,209
*	Altec Information & Communication Systems S.A.	80,278	213,753
	Alumil Milonas Aluminum Industry S.A.	52,886	373,012
*	Alysida S.A.	2,376	6,403
*	Anek Lines S.A.	639,521	2,358,753
	AS Co. S.A.	47,540	153,702
	Aspis Bank S.A.	228,007	1,068,160
*	Aspis Pronia General Insurance S.A.	165,110	258,957
*	Astir Palace Hotels S.A.	98,660	926,513
	Athens Medical Center S.A.	150,874	1,239,761
	Atlantic Supermarkets S.A.	35,080	102,080
	Attica Holdings S.A.	244,076	1,829,690
	Attica Publications S.A.	16,674	133,485
	Atti-Kat S.A.	196,084	488,477
	Autohellas S.A.	83,520	858,017
	Babis Vovos International Construction S.A.	61,592	1,988,399
*	Balafas S.A.	15,200	3,909
*	Balkan Export S.A.	41,970	272,090
*	Bank of Attica S.A.	202,121	1,043,427
	Bank of Greece	61,332	7,625,899
*	Benrubi S.A.	27,741	156,453
	Betanet S.A.	27,328	99,335
	Bitros Holdings S.A.	38,892	218,499
	Blue Star Maritime S.A.	216,430	1,223,707
	Byte Computers S.A.	22,730	109,033
	C. Rokas S.A.	44,569	1,190,659
*	Centric Multimedia SA	31,480	112,025
*	Compucon Computer Applications S.A.	11,260	10,763
*	Computer Peripherals International S.A.	9,110	16,239
	Crown Hellas Can S.A.	30,452	227,196
*	Cyclon Hellas S.A	62,191	181,279
*	Daios Plastics S.A.	16,350	255,925
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	1,074,231
	Dionic S.A.	13,336	22,579
	Domiki Krittis S.A.	23,720	72,254
	Dromeas S.A.	5,200	20,868
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	140,967
	EL. D. Mouzakis S.A.	40,703	137,426
	Elais Oleaginous Production S.A.	24,032	794,786
*	Elbisco Holding S.A.	56,000	151,200
	Elektrak S.A.	36,580	363,470
	Elektroniki Athinon S.A.	34,490	372,500
*	Elephant S.A.	26,310	—
*	Elgeka S.A.	76,460	221,494
	Elmec Sport S.A.	128,306	661,162
	Elton Chemicals S.A.	53,834	120,218
*	Empedos S.A.	15,974	1,730
	ETEM S.A.	72,082	310,475
*	Ethniki General Insurance Co. S.A.	178,148	1,309,363
*	Etma Rayon S.A.	11,242	21,454
*	Euro Reliance General Insurance Co. S.A.	55,110	273,881
*	Eurodrip S.A.	83,040	155,247
	Euromedica S.A.	64,900	789,468

*	European Technical S.A.	32,750	$10,195
	Everest S.A.	68,950	219,662
	Evrofarma S.A.	26,707	77,306
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	537,788
	F.G. Europe SA Common Registered Shares	4,536	15,917
*	Forthnet S.A.	115,475	1,532,480
	Fourlis S.A.	133,615	3,970,496
	Frigoglass S.A.	88,060	2,727,666
	Galaxidi Fish Farming S.A.	12,940	26,995
	GEK Group of Cos S.A.	155,884	2,556,806
	General Commercial S.A.	64,410	171,662
*	Geniki Bank	127,174	1,199,981
*	Gregorys Mikrogeumata S.A.	53,530	77,046
	Halkor S.A.	226,556	1,622,405
*	Hatziioannou Holdings S.A.	89,750	235,269
	Hellenic Cables S.A.	65,236	545,900
	Hellenic Duty Free Shops S.A.	101,270	1,920,974
	Hellenic Fabrics S.A.	32,310	117,872
*	Hellenic Sugar Industry S.A.	87,664	762,801
	Hellenic Technodomiki Tev S.A.	477,519	6,244,835
	Heracles General Cement Co. S.A.	93,293	2,202,521
*	Hippotour S.A.	13,891	16,921
	Iaso S.A.	175,950	2,872,184
	Iktinos Hellas S.A.	64,850	102,175
*	Inform P. Lykos S.A.	35,570	224,086
*	Informatics S.A.	3,778	1,585
*	Intersat S.A.	19,392	—
	Intertech S.A.	23,746	126,654
*	Intracom Holdings S.A.	313,706	1,655,491
*	Intracom Technical & Steel Constructions S.A.	105,050	194,997
*	Ionian Hotel Enterprises S.A.	16,914	264,047
*	Ipirotiki Software & Publications S.A.	22,110	58,054
*	J Boutaris & Son Holding S.A.	48,870	52,631
	J&P-Avax S.A.	163,746	1,790,542
*	Karatzis S.A.	28,610	109,942
	Karelia Tobacco Co., Inc. S.A.	5,810	612,815
	Kathimerini Publishing S.A.	47,170	421,448
	Katselis Sons S.A. Bread Industry	41,545	180,332
*	Kego S.A.	32,045	154,265
*	Kekrops S.A.	6,444	141,692
*	Keramia-Allatini	10,368	17,400
*	Klonatex Group S.A. Bearer Shares	20,351	14,664
	Kordellou Brothers S.A.	50,600	116,350
	Ktima Kostas Lazaridis S.A.	18,326	38,925
	Lambrakis Press S.A.	118,587	445,420
	Lampsa Hotel Co.	50,326	1,159,415
*	Lan-Net S.A.	126,887	153,417
*	Lavipharm S.A.	96,324	712,662
*	Loulis Mills S.A.	41,702	218,174
	Mailis (M.J.) S.A.	154,984	587,528
*	Maritime Company of Lesvos S.A.	272,579	440,182
*	Maxim S.A.	16,360	17,778
	Medicon Hellas S.A.	2,860	22,173
	Mesochoritis Brothers S.A.	23,700	27,385
	Metka S.A.	100,500	1,969,016
	Michaniki S.A.	165,545	1,859,095
	Minerva Knitwear SA	5,140	25,623
*	Minoan Lines S.A.	248,689	2,035,328
	MLS Multimedia S.A.	8,300	15,859
*	Mochlos S.A.	98,304	119,784
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	811,166
*	Multirama S.A.	10,990	152,385
	Mytilineos Holdings S.A.	108,090	5,415,759
	N. Levederis S.A.	8,355	16,667
*	Nafpaktos Textile Industry S.A.	10,580	16,337
	Naytemporiki S.A.	49,480	111,935
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,719,016
*	Neorion New S.A. Holdings	37,500	113,072

	Newsphone Hellas S.A.	55,010	$126,123
	Nexans Hellas S.A.	11,443	117,991
	Nirefs Acquaculture S.A.	143,700	950,497
	Pantechniki S.A.	89,570	487,323
*	Parnassos Enterprises S.A.	50,700	406,600
*	Pegasus Publishing S.A.	95,510	309,166
*	Perseys S.A.	34,972	102,200
	Petropoulos S.A.	8,832	89,555
*	Petzetakis S.A.	49,310	66,071
*	Philippos Nakas SA	12,310	61,684
*	Pilias S.A.	51,791	35,580
*	Pipeworks L. Girakian Profil S.A.	11,730	23,007
	Piraeus Leasing S.A.	5,765	46,567
*	Prodeftiki Technical Co.	32,257	30,062
*	Promota Hellas S.A.	8,860	2,758
	Reds S.A.	94,497	525,463
	Regency Entertainment S.A.	130,260	2,340,934
*	Rilken S.A.	11,092	175,122
	S&B Industrial Minerals S.A.	56,301	1,003,795
	Sanyo Hellas S.A.	168,151	309,588
	Sarantis S.A.	77,120	1,027,781
*	Sato S.A.	62,978	256,075
*	Selected Textile Industry Assoc. S.A.	87,690	110,915
	Sfakianakis S.A.	30,440	947,856
*	Sheet Steel Co.	25,850	12,212
*	Shelman Hellenic-Swiss Wood S.A.	73,402	211,698
*	Singularlogic S.A.	100,470	525,682
	Spyroy Agricultural Products S.A.	61,348	271,260
*	Stabilton S.A.	27,530	2,981
	Technical Olympic S.A.	238,420	835,563
*	Technodomi M.Travlos Brothers S.A.	13,910	3,954
*	Teletypos S.A. Mega Channel	72,717	477,866
	Terna Tourist Technical & Maritime S.A.	101,190	1,766,611
*	Themeliodomi S.A.	37,422	18,740
*	Thrace Plastics Co. S.A.	109,280	325,217
	Unisystems S.A.	86,560	246,362
*	United Textiles S.A.	52,191	30,401
	Vardas S.A.	26,020	109,025
*	Varvaressos S.A. European Spinning Mills	7,200	9,412
	Viohalco S.A.	426,755	6,606,837
	Vioter S.A.	145,986	297,552
*	Vis Container Manufacturing Co.	4,259	16,084
	Vivartia S.A.	199,276	4,699,914
*	Xylemporia S.A.	17,975	55,316
	Zampa S.A.	830	13,671
TOTAL COMMON STOCKS			117,154,556

RIGHTS/WARRANTS — (0.0%)
*	Nirefs Acquaculture S.A. Rights 06/29/07	114,960	—

TOTAL — GREECE			117,154,556

IRELAND — (3.1%)
COMMON STOCKS — (3.1%)
	Abbey P.L.C.	86,889	1,196,071
*	Aminex P.L.C.	440,966	191,310
*	Blackrock International Land P.L.C.	897,420	590,797
*	Datalex P.L.C.	227,588	245,942
	DCC P.L.C.	324,316	10,911,086
	Donegal Creameries P.L.C.	26,085	233,222
*	Dragon Oil P.L.C.	1,510,561	6,086,999
	FBD Holdings P.L.C.	132,521	5,677,761
	Fyffes P.L.C.	1,051,012	1,245,920
	Glanbia P.L.C.	788,830	3,834,651
	Greencore Group P.L.C.	606,995	4,582,774
*	Horizon Technology Group P.L.C.	236,352	335,853
	IAWS Group P.L.C.	368,887	7,714,391

	IFG Group P.L.C.	205,432	$617,721
	Independent News & Media P.L.C.	745,387	3,766,831
*	IONA Technologies P.L.C.	100,946	532,833
	Irish Continental Group P.L.C.	93,833	2,892,088
*	Kenmare Resources P.L.C.	2,225,548	2,948,123
	Kingspan Group P.L.C.	185,024	5,174,788
*	Lantor	34,575	—
*	Lantor Escrow Shares 2009	34,575	—
	McInerney Holdings P.L.C.	657,135	2,135,224
	Paddy Power P.L.C.	163,854	5,106,379
*	Providence Resources P.L.C.	6,258,198	745,964
	Qualceram Shires P.L.C.	40,136	107,015
	Readymix P.L.C.	323,262	1,028,644
	United Drug P.L.C.	829,752	4,531,466
*	Waterford Wedgwood P.L.C.	7,869,750	425,813
TOTAL COMMON STOCKS			72,859,666

RIGHTS/WARRANTS — (0.0%)
*	Aminex P.L.C. Rights 07/13/07	73,494	2,288

TOTAL — IRELAND			72,861,954

ITALY — (8.4%)
COMMON STOCKS — (8.4%)
*	A.S. Roma SpA	270,930	227,292
#	Acegas-APS SpA	114,287	1,390,269
#	Actelios SpA	343,329	4,159,412
	Aedes SpA	324,161	2,419,738
#	Aeroporto de Firenze SpA	17,918	438,963
# *	Alitalia SpA	123,532	135,879
#	Amplifon SpA	521,701	4,335,926
	Astaldi SpA	200,189	1,787,570
#	Azimut Holding SpA	445,446	7,606,367
#	Banca Finnat Euramerica SpA	706,431	943,666
#	Banca Ifis SpA	54,527	755,167
#	Banca Intermobiliare SpA	319,984	3,216,975
#	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,800,065
#	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	5,797,933
	Banca Profilo SpA	253,156	786,683
	Banco di Desio e della Brianza SpA	242,974	2,811,471
	Beghelli SpA	427,981	767,298
	Benetton Group SpA	8,444	146,774
	Beni Stabili SpA, Roma	1,309,500	1,905,542
	Biesse SpA	55,616	1,830,710
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	604,466
#	Brembo SpA	108,591	1,543,194
	C.I.R. S.p.A. - Compagnie Industriali Riunite	1,218,721	4,686,595
#	Caltagirone Editore SpA	161,554	1,287,980
	Caltagirone SpA	232,618	2,784,874
	Cam Finanziaria SpA	36,527	87,343
	Carraro SpA	85,800	966,348
#	Cembre SpA	40,330	491,750
	Cementir SpA	262,430	3,722,568
	Centrale del Latte di Torino & Co. SpA	21,168	131,647
*	Ciccolella SpA	30,000	221,596
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,656	429,173
*	Compagnia Immobiliare Azionaria SpA	44,000	28,254
	Credito Artigiano SpA	297,576	1,615,381
	Credito Bergamasco SpA	139,720	6,886,475
	Cremonini SpA	218,517	725,863
*	CSP International Industria Calze SpA	87,961	289,547
#	Danieli & Co. SpA	86,438	2,536,600
	Davide Campari - Milano SpA	358,312	3,751,464
	De Longhi SpA	314,782	2,112,100
# *	Digital Multimedia Technologies SpA	25,000	2,133,698
# *	Ducati Motor Holding SpA	749,005	1,825,131

#	Emak SpA	57,399	$477,921
# *	EnerTad SpA	95,849	515,349
	Ergo Previdenza SpA	112,421	695,819
	Esprinet SpA	81,154	1,635,291
	Fiera Milano SpA	37,863	407,698
*	Fin.Part SpA	133,481	—
*	Finarte Casa d’Aste SpA	56,266	52,476
# *	Gabetti SpA	64,201	261,174
	Gefran SpA	31,849	231,295
#	Gemina SpA	835,842	3,476,623
	Gewiss SpA	249,008	2,101,655
*	Giovanni Crespi SpA	121,789	179,220
#	Granitifiandre SpA	82,117	1,042,190
	Gruppo Ceramiche Ricchetti SpA	127,131	282,538
#	Gruppo Editoriale L’Espresso SpA	676,817	3,579,296
	I Grandi Viaggi SpA	98,547	382,484
*	Immobiliare Lombardia SpA	9,036,502	2,800,378
	Immsi SpA	717,616	2,218,464
*	Impregilo SpA	1,144,479	8,802,726
#	Indesit Co. SpA	167,073	3,892,561
	Industria Macchine Automatique SpA	72,957	1,624,868
	Industria Romagnola Conduttori Elettrici SpA	43,452	192,127
#	Intek SpA	482,657	596,699
#	Interpump Group SpA	248,737	2,679,382
	Iride SpA	849,866	3,019,759
*	Isagro SpA	16,993	169,933
	Italmobiliare SpA	20,975	2,975,178
# *	Juventus Football Club SpA	403,806	745,200
*	KME Group SpA	1,438,292	1,321,332
*	La Doria SpA	59,783	192,679
*	Lavorwash SpA	25,065	88,297
#	Linificio e Canapificio Nazionale SpA	66,833	262,317
#	Mariella Burani SpA	48,185	1,678,690
	Marr SpA	131,000	1,482,538
	Marzotto SpA	151,704	810,495
	Meliorbanca SpA	249,443	1,305,203
	Mirato SpA	36,779	438,871
#	Mondadori (Arnoldo) Editore SpA	226,405	2,216,288
*	Monrif SpA	315,834	497,488
*	Montefibre SpA	260,521	282,451
	Navigazione Montanari SpA	263,594	1,405,796
*	Negri Bossi SpA	76,000	103,022
*	NGP SpA	17,891	8,475
*	Olidata SpA	82,236	152,528
*	Opengate Group SpA	4,000	10,340
*	Pagnossin SpA	9,000	9,767
	PanariaGroup Industrie Ceramiche SpA	42,000	412,633
#	Permasteelisa SpA	67,249	1,899,486
*	Pininfarina SpA	31,285	1,063,393
	Pirelli & C.Real Estate SpA	31,148	1,807,629
#	Poligrafici Editoriale SpA	257,869	499,454
	Premafin Finanziaria SpA	881,704	2,921,619
	Premuda SpA	296,107	613,829
*	Ratti SpA	159,537	166,575
*	RDM Realty SpA	5,771	29,531
#	Recordati SpA	340,005	2,834,561
*	Reno de Medici SpA	683,435	639,439
*	Richard-Ginori 1735 SpA	140,800	78,513
# *	Risanamento Napoli SpA	354,557	2,597,286
	Sabaf SpA	23,325	890,216
	SAES Getters SpA	30,068	1,124,740
	SAVE SpA	32,606	1,264,737
*	Schiapparelli 1824 SpA	1,322,152	107,174
	Sirti SpA	29,967	103,087
	Smurfit SISA SpA	72,500	232,728
# *	SNIA SpA	2,326,893	449,216
*	Societa Partecipazioni Finanziarie SpA	959,063	813,903
#	Societe Cattolica di Assicurazoni Scarl SpA	58,191	3,370,306

#	Socotherm SpA	66,740	$967,594
	Sogefi SpA	324,310	3,164,772
#	Sol SpA	194,092	1,481,641
# *	Sorin SpA	880,027	2,316,635
# *	Stefanel SpA	96,348	420,227
	Targetti Sankey SpA	34,593	343,095
*	Tecnodiffusione Italia SpA	3,332	9,019
# *	Telecom Italia Media SpA	4,300,248	1,575,031
# *	Tiscali SpA	1,060,244	3,192,220
#	Tod’s SpA	42,015	3,749,281
#	Trevi Finanziaria SpA	91,694	1,647,632
	Valentino Fashion Group SpA	150,000	6,980,465
*	Vemer Siber Group SpA	197,276	175,952
*	Viaggi del Ventaglio SpA	173,948	181,777
	Vianini Industria SpA	59,070	297,300
	Vianini Lavori SpA	180,752	3,109,106
#	Vittoria Assicurazioni SpA	62,484	1,180,015
*	Zucchi (Vincenzo) SpA	144,350	724,657
TOTAL COMMON STOCKS			197,867,102

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Rights 06/13/08	178,760	46,429
*	Juventus Football Club SpA Rights 06/08/07	1	—
*	Negri Bossi SpA Warrants 06/30/10	38,000	25,690
TOTAL RIGHTS/WARRANTS			72,119

TOTAL — ITALY			197,939,221

NETHERLANDS — (9.3%)
COMMON STOCKS — (9.3%)
	Aalberts Industries NV	372,614	10,207,149
#	Accell Group NV	34,374	1,407,932
*	AFC Ajax NV	18,134	205,843
	Amsterdam Commodities NV	60,689	377,028
	Arcadis NV	62,073	5,260,542
# *	ASM International NV	205,931	5,508,426
*	Atag Group NV	4,630	1,817
	Batenburg Beheer NV	5,153	421,540
*	Begemann Groep NV Series B	13,451	4,943
	Beter Bed Holding NV	69,403	2,338,662
#	Brunel International NV	65,086	2,231,715
#	Corporate Express NV	441,331	6,767,559
	Crown Van Gelder NV	18,307	449,879
# *	Crucell NV	237,868	5,289,884
*	Crucell NV ADR	45,768	1,017,423
*	De Vries Robbe Groep NV	9,110	18,208
	DOCdata NV	22,463	196,441
#	Draka Holding NV	48,947	2,468,404
*	Econosto NV	58,746	407,253
	Eriks Group NV	43,983	3,786,920
#	Exact Holding NV	97,790	3,270,323
	Fornix Biosciences NV	29,890	888,018
	Gamma Holding NV	21,255	1,895,558
# *	Getronics NV	544,961	4,028,878
#	Grolsche NV	48,829	2,077,047
	Grontmij NV	78,112	3,671,870
	Hagemeyer NV	1,941,147	10,002,620
	Heijmans NV	91,720	5,408,334
	Hitt NV	20,431	197,783
#	ICT Automatisering NV	35,281	665,178
	Imtech NV	87,055	7,536,254
#	Innoconcepts	76,957	1,678,023
# *	Jetix Europe NV	133,537	3,307,624
	Kas Bank NV	49,050	1,707,419
*	Kendrion NV	41,018	1,182,940
#	Koninklijke Bam Groep NV	436,318	12,333,729
	Koninklijke Boskalis Westminster NV	223,109	8,856,257

	Koninklijke Ten Cate NV	98,255	$3,761,029
	Koninklijke Vopak NV	73,543	4,170,969
# *	Laurus NV	262,779	1,186,642
	Macintosh Retail Group NV	99,784	4,423,541
*	Maverix Capital NV	1,500	77,147
	Nederlandsche Apparatenfabriek NV	29,670	1,444,697
	Nutreco Holding NV	146,191	10,656,903
#	Oce NV	353,653	6,897,518
	OPG Groep NV	218,634	7,964,425
	Ordina NV	155,263	3,223,209
# *	Pharming Group NV	285,229	1,163,302
*	Punch Technix NV	12,412	106,418
# *	Qurius NV	351,539	623,733
	Roto Smeets de Boer NV	12,436	690,836
	Royal Reesink NV	2,050	324,427
*	Samas NV	114,215	806,237
# *	Semiconductor Industries NV	142,819	935,438
	Sligro Food Group NV	157,640	6,538,836
	Smit Internationale NV	46,180	3,606,249
	Stern Groep NV	1,258	66,748
#	Stork NV	105,189	6,820,233
*	Tele Atlas NV	351,470	7,519,424
#	Telegraaf Media Groep NV	176,535	6,191,050
*	Textielgroep Twenthe NV	1,000	3,384
	TKH Group NV	101,120	3,038,440
*	Tulip Computers NV	47,757	452,998
	Unit 4 Agresso NV	76,624	2,072,226
	Univar NV	99,157	5,222,069
	USG People NV	196,365	9,213,339
# *	Van der Moolen Holding NV	117,201	587,889
	Wegener Arcade NV	105,955	2,780,265

TOTAL — NETHERLANDS			219,645,044

NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
	Acta Holding ASA	584,100	3,048,087
	Aker Yards ASA	155,605	2,698,880
*	Aktiv Kapital ASA	72,417	1,176,298
# *	Altinex ASA	459,744	1,689,681
	Arendals Fosse Kompani ASA	100	31,050
# *	Birdstep Technology ASA	71,000	157,839
# *	Blom ASA	68,367	505,989
	Bonheur ASA	67,400	3,265,948
*	Camillo Eitze	58,200	599,199
*	CorrOcean ASA	83,321	94,943
# *	Det Norske Oljeselskap (DNO) ASA	1,774,304	3,709,568
	DOF ASA	115,506	1,364,666
#	EDB Elektronisk Data Behandling ASA	149,417	1,362,686
	Ekornes ASA	110,190	2,502,190
# *	Eltek ASA	126,859	1,035,434
*	Ementor ASA	142,551	1,320,934
	Expert ASA	75,450	2,029,628
*	Fara ASA	56,000	23,104
	Farstad Shipping ASA	60,790	1,679,818
# *	Fast Search & Transfer ASA	487,050	1,186,389
	Ganger Rolf ASA	50,060	2,240,576
	Havila Shipping ASA	22,400	423,695
*	Ignis ASA	934,282	100,627
# *	Independent Oil Tools ASA	75,603	35,898
	Itera Consulting Group ASA	168,000	185,877
	Kongsberg Automotive ASA	86,200	722,746
	Kongsberg Gruppen ASA	49,500	2,053,993
# *	Kverneland ASA	25,808	576,955
#	Leroy Seafood Group ASA	92,100	1,917,054
*	Nordic Semiconductor ASA	51,200	354,012
# *	Norse Energy Corp. ASA	549,400	314,772
*	Norwegian Air Shuttle ASA	31,600	634,822

# *	Ocean Rig ASA	505,762	$3,754,687
	Odfjell ASA Series A	94,900	1,830,789
#	Olav Thon Eiendomsselskap ASA	13,360	1,725,158
*	Otrum ASA	31,800	84,098
# *	Petrolia Drilling ASA	1,520,000	893,711
*	Photocure ASA	33,562	348,439
# *	Q-Free ASA	85,000	228,804
	Rieber and Son ASA Series A	109,654	957,228
*	Scan Subsea ASA	68,367	223,757
	Scana Industrier ASA	252,423	734,709
# *	Sevan Marine ASA	385,800	4,027,985
# *	Software Innovation ASA	51,795	127,693
	Solstad Offshore ASA	59,900	1,613,140
	Sparebanken Midt-Norge	134,100	1,589,708
#	Steen and Stroem ASA	19,512	1,140,297
*	Synnove Finden ASA	16,200	54,036
	Tandberg ASA Series A	276,210	6,162,257
# *	Tandberg Data ASA	122,130	159,533
*	Tandberg Storage ASA	48,450	25,242
*	TGS Nopec Geophysical Co. ASA	316,440	6,474,490
*	Thin Film Electronics ASA	16,200	32,966
#	Tomra Systems ASA	616,328	5,378,776
	TTS Marine ASA	32,900	609,462
	Veidekke	319,230	3,378,282
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,455,649
TOTAL COMMON STOCKS			83,054,254

RIGHTS/WARRANTS — (0.0%)
*	CorrOcean ASA Rights 07/16/07	83,321	10,173
*	Synnove Finden ASA Rights 07/16/07	11,117	6,976
TOTAL RIGHTS/WARRANTS			17,149

TOTAL — NORWAY			83,071,403

PORTUGAL — (1.4%)
COMMON STOCKS — (1.4%)
*	Cin Corporacao Industrial do Norte SA	1,000	9,136
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	625,955
*	Fibras Sinteticas de Portugal SA	195,903	52,847
	Finibanco Holdings SGPS SA	197,573	1,312,229
	Ibersol SGPS SA	20,401	315,637
# *	Impresa Sociedade Gestora de Participacoes SA	380,332	1,413,994
*	Investimentos Participacoes e Gestao SA Inapa	43,702	103,986
	Jeronimo Martins SGPS SA	853,785	5,045,255
#	Mota-Engil SGPS SA	344,465	3,301,350
*	Novabase SGPS	56,005	358,028
# *	ParaRede SGPS SA	545,591	162,065
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,892,086
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	712,407
	Sociedade de Investimento e Gestao SGPS SA	241,216	4,346,747
*	Sonae Industria SGPS SA	280,469	4,076,872
# *	Sonaecom SGPS SA	583,911	3,873,981
*	Sporting Sociedade Desportiva de Futebol	23,339	79,702
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	193,195
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	4,140,242
	Toyota Caetano Portugal SA	54,900	637,778

TOTAL — PORTUGAL			32,653,492

SPAIN — (5.2%)
COMMON STOCKS — (5.2%)
#	Abengoa SA	105,048	4,298,964
	Adolfo Dominguez SA	20,351	1,077,458
#	Amper SA	90,745	1,265,514
# *	Avanzit SA	571,836	4,087,467
# *	Azkoyen SA	64,591	728,655
#	Banco de Andalucia SA	9,800	1,077,904

	Banco de Credito Balear SA	35,424	$1,398,086
#	Banco Guipuzcoano SA	337,402	6,648,945
*	Baron de Ley SA	14,325	1,034,262
	Bodegas Riojanas SA	12,365	165,642
#	Campofrio Alimentacion SA	92,800	1,843,044
	Cementos Portland Valderrivas SA	16,881	2,103,002
#	Compania de Distribucion Integral Logista SA	29,600	2,276,106
#	Compania Vinicola del Norte de Espana SA	16,600	384,267
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,366,351
*	Corporacion Dermoestetica	65,100	1,019,936
# *	Dogi International Fabrics SA	111,418	378,051
#	Duro Felguera SA	177,786	1,872,851
	Electnor SA	103,987	4,485,342
# *	Ercros SA	1,563,603	1,154,404
*	Ercros SA Issue 07	625,438	465,576
*	Espanola del Zinc SA	29,250	72,843
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	229,090	5,170,359
*	Federico Partenina SA	1,190	13,002
	Funespana SA	22,107	233,748
	Grupo Catalana Occidente SA	70,364	2,756,359
#	Grupo Empresarial Ence SA	368,840	4,271,476
	Iberpapel Gestion SA	26,621	817,603
#	Inbesos SA	12,494	356,212
	Indo Internacional SA	37,172	430,829
	Inmobiliaria del Sur SA	2,513	247,788
# *	La Seda de Barcelona SA	1,346,356	4,213,600
	Lingotes Especiales SA	22,080	200,836
#	Mecalux SA	55,754	2,570,062
#	Miquel y Costas & Miquel SA	26,111	885,410
#	Natra SA	88,094	1,247,065
# *	Natraceutical SA	746,798	1,476,946
# *	NH Hoteles SA	265,195	5,727,492
*	Nicolas Correa SA	26,994	238,487
#	Obrascon Huarte Lain SA	107,743	4,844,803
#	Papeles y Cartones de Europa SA	183,826	2,441,935
	Pescanova SA	26,443	1,353,884
#	Prim SA	29,620	647,550
	Prosegur Cia de Seguridad SA	80,342	3,067,382
# *	Service Point Solutions SA	459,595	2,354,663
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	1,421,650
#	Sol Melia SA	112,700	2,502,664
#	SOS Cuetara SA	363,709	7,290,001
	Tavex Algodonera SA	185,541	796,097
# *	Tecnocom Telecomunicaciones y Energia SA	47,111	837,195
#	Tubacex SA	448,449	3,765,157
	Tubos Reunidos SA	104,798	2,645,780
	Unipapel SA	46,477	1,823,266
#	Uralita SA	338,493	3,154,126
# *	Urbanizaciones y Transportes SA	267,319	641,337
#	Vidrala SA	59,088	2,121,703
	Viscofan SA	184,330	4,256,213
# *	Zeltia SA, Madrid	584,553	5,486,466

TOTAL — SPAIN			122,513,816

SWEDEN — (6.4%)
COMMON STOCKS — (6.4%)
*	Acando AB	160,086	372,249
# *	Active Biotech AB	77,400	834,797
	Addtech AB Series B	56,300	1,384,909
	Angpanneforeningen AB Series B	48,500	1,324,420
# *	Anoto Group AB	261,833	426,221
	Aros Quality Group AB	41,400	323,272
*	Artimplant AB Series B	144,000	124,185
#	Axfood AB	92,000	3,253,959
#	Axis AB	183,494	4,071,036
	B&B Tools AB	66,900	2,361,411

	Ballingslov International AB	27,625	$1,047,373
	Beiger Electronics AB	14,700	354,829
	Beijer Alma AB	58,800	964,904
	Bergs Timber AB Series B	8,000	100,250
	Bilia AB Series A	116,725	2,135,265
#	Billerud AB	150,300	2,282,598
*	BioGaia AB Series B	38,000	258,753
*	Biotage AB	141,240	245,753
	Bong Ljungdahl AB	24,800	222,258
*	Boras Waefveri AB Series B	11,200	27,432
	Boss Media AB	125,700	346,070
#	Cantena AB	58,362	925,597
	Cardo AB	63,000	2,738,817
	Carl Lamm AB	33,280	263,820
	Castellum AB	428,900	5,156,901
*	Cision AB	245,156	954,048
#	Clas Ohlson AB Series B	102,500	2,277,355
#	Cloetta AB Series B	27,200	896,470
	Concordia Maritime AB Series B	70,300	469,871
*	Consilium AB Series B	16,994	123,252
#	D. Carnegie & Co. AB	186,300	3,247,368
*	DORO AB	13,200	13,544
*	Duroc AB Series B	2,700	14,198
#	Elekta AB Series B	317,200	5,488,056
	Elverket Vallentuna AB	8,650	53,610
# *	Enea Data AB Series B	1,012,000	478,945
	Eniro AB	480,100	6,088,927
	Expanda AB	19,547	252,673
	Fabege AB	410,700	4,499,660
	Fagerhult AB	16,800	392,741
	Forshem Group AB Series B	9,400	98,198
#	G & L Beijer AB Series B	28,200	802,716
	Geveko AB	10,800	313,985
#	Gunnebo AB	106,800	1,287,718
	Gunnebo Industrier AB	10,000	287,642
	Haldex AB	64,700	1,474,932
	Heba Fastighets AB Series B	14,500	433,378
	Hiq International AB	111,889	664,802
	HL Display AB Series B	14,400	401,747
#	Hoganas AB Series B	77,300	2,298,684
#	Home Properties AB	25,400	365,199
*	IBS AB Series B	195,200	577,417
*	Industrial & Financial Systems AB Series B	487,600	549,441
	Intellecta AB Series B	5,500	56,126
#	Intrum Justitia AB	163,100	2,169,485
#	Invik and Co. AB Series B	15,540	524,121
	JM AB	280,673	8,491,618
	Klovern AB	303,476	1,202,613
	Kungsleden AB	432,600	5,383,650
	Lagercrantz Group AB Series B	64,300	359,669
*	LBI International AB	107,651	838,659
#	Lennart Wallenstam Byggnads AB Class B	123,900	2,881,618
	Lindex AB	235,900	3,172,320
	LjungbergGruppen AB Series B	15,200	215,171
	LogicaCMG P.L.C.	955,510	2,880,580
*	Lundin Petroleum AB	90,000	896,552
# *	Mandator AB	455,520	157,471
# *	Medivir Series B	44,650	425,091
# *	Micronic Laser Systems AB	105,400	722,767
*	Midelfart Sonesson AB Series A	4,160	12,713
*	Midelfart Sonesson AB Series B	4,160	11,927
	Munters AB	171,000	2,669,236
	NCC AB Series B	118,100	3,182,165
	Nefab AB	55,300	624,446
# *	Net Insight AB Series B	924,000	816,425
	New Wave Group AB Series B	107,400	1,270,936
#	NIBE Industrier AB	185,200	3,709,022
	Nobia AB	433,500	5,398,893

	Nolato AB Series B	66,440	$591,986
	OEM International AB Series B	44,400	364,701
	OMX AB	189,900	5,655,730
	Orc Software AB	36,300	968,947
*	Ortivus AB	48,010	84,208
	Partnertech AB	28,800	447,963
#	PEAB AB Series B	125,200	3,891,842
	Poolia AB Series B	36,150	283,408
	Prevas AB Series B	16,000	87,630
*	Pricer AB Series B	1,711,500	117,164
	Proact It Group AB	29,000	145,323
*	Proffice AB	215,400	647,723
	Profilgruppen AB	16,300	193,715
#	Q-Med AB	159,200	2,269,037
*	RaySearch Laboratories AB	12,700	452,461
*	Readsoft AB Series B	48,800	165,412
	Rederi AB Transatlantic Series B	95,600	747,560
#	rnb Retail and Brands AB	130,200	1,606,361
#	Rottneros Bruk AB	425,600	340,706
#	Salus Ansvar AB Series B	38,900	134,921
*	Scribona AB Series A	40,100	26,443
*	Scribona AB Series B	226,140	156,334
*	Semcon AB	39,900	368,233
	Sigma AB Series B	25,800	41,806
*	Sintercast AB	11,800	269,795
	Skanditek Industrifoervaltnings AB	156,975	985,694
	Skistar AB	94,800	1,617,733
	Studsvik AB	21,900	711,755
*	SWECO AB Series B	184,000	1,766,374
*	Switchcore AB	185,784	4,877
# *	Teleca AB Series B	157,200	666,148
# *	Telelogic AB	777,200	2,375,079
*	Teligent AB	111,400	87,357
*	Ticket Travel Group AB	41,152	111,304
	Trelleborg AB Series B	230,400	6,340,220
	Uniflex AB Series B	3,630	63,646
	VBG AB Series B	1,084	21,855
*	Vitrolife AB	41,500	224,761
*	Wedins Skor & Accessoarer AB	113,400	171,319
	Westergyllen AB Series B	9,400	53,237
	Wihlborgs Fastigheter AB	65,658	1,158,116
	Xponcard Group AB	7,300	142,868
TOTAL COMMON STOCKS			150,988,682

RIGHTS/WARRANTS — (0.0%)
*	JM AB Rights 06/07/07	3	1

TOTAL — SWEDEN			150,988,683

SWITZERLAND — (14.4%)
COMMON STOCKS — (14.3%)
*	4M Technologies Holding SA	18,445	43,579
#	A. Hiestad Holding AG	1,426	2,366,329
*	Actelion, Ltd.	179,720	8,004,199
	AFG Arbonia-Forster Holding AG	4,799	2,499,605
	Allreal Holding AG	28,047	3,149,445
	Also Holding AG	16,678	926,268
*	Ascom Holding AG	92,504	1,131,089
	Bachem AG	26,438	2,193,648
	Baloise-Holding AG	24,030	2,370,189
	Bank Coop AG	31,715	2,095,713
	Bank Sarasin & Cie Series B	1,778	7,560,794
	Banque Cantonale de Geneve	4,141	983,609
	Banque Cantonale du Jura	450	229,799
	Banque Cantonale Vaudoise (BCV)	11,172	5,756,303
	Banque Privee Edmond de Rothschild SA	161	4,865,641
	Barry Callebaut AG	10,927	8,271,555

	Basellandschaftliche Kantonalbank	600	$476,635
*	Basilea Pharmaceutica AG	2,629	578,963
	Basler Kantonalbank	5,250	500,653
	Belimo Holdings AG	1,884	2,021,925
	Bellevue Group AG	27,315	2,137,558
	Berner Kantonalbank	25,110	4,444,910
	Bobst Group AG	36,682	2,303,533
	Bossard Holding AG	8,467	628,933
	Bucher Industries AG	33,989	5,442,999
	BVZ (Brig Visp Zermatt) Holding AG	580	182,409
	Calida Holding AG	396	213,223
*	Card Guard AG	32,013	185,227
	Carlo Gavazzi Holding AG	1,065	249,991
	Charles Voegele Holding AG	29,471	3,257,614
	Clariant AG	794,519	12,860,821
	Compagnie Financiere Tradition	5,202	830,037
	Converium Holding AG	469,711	8,641,452
	Conzzeta Holdings AG	1,415	2,980,994
*	COS Computer Systems AG	4,391	107,375
#	Crealogix Holding AG	3,388	282,310
	Daetwyler Holding AG	348	2,343,815
	Edipresse SA	1,572	704,139
	Eichhof Holding AG	458	778,205
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,650,257
*	ELMA Electronic AG	472	197,755
	Emmi AG	13,638	1,753,717
#	Ems-Chemie Holding AG	31,716	4,144,311
	Energiedienst Holding AG	8,265	4,518,682
*	Escor Casino & Entertainment AG	2,010	47,091
#	Feintol International Holding AG	1,601	601,658
	Flughafen Zuerich AG	13,645	5,545,111
*	Forbo Holding AG	5,990	3,267,789
	Fuchs Petrolub AG	19,809	1,636,395
	Galenica Holding AG	15,936	5,842,252
	George Fisher AG	11,518	8,692,264
	Golay-Buchel Holding SA	40	94,623
	Gurit Holding AG	1,326	1,714,809
	Helvetia Holding AG	12,833	4,909,893
	Hexagon AB	81,720	1,596,054
*	Implenia AG	49,554	1,675,155
*	Industrieholding Cham AG	1,704	689,011
	Interroll-Holding SA	2,475	1,148,852
	Intershop Holding AG	3,444	879,524
*	IsoTis, Inc. SA	25,184	182,584
	Jelmoli Holding AG	1,521	5,326,713
	Jelmoli Holding AG (4382652)	2,835	1,965,315
*	Kaba Holding AG	10,381	3,045,769
*	Kardex AG	17,985	898,423
	Komax Holding AG	9,005	1,518,809
#	Kudelski SA	106,944	3,739,473
	Kuoni Reisen Holding AG	13,794	8,293,585
	Lem Holdings SA	3,651	939,123
*	Logitech International SA	247,190	6,574,562
#	Lonza Group AG	129,327	11,865,851
	Luzerner Kantonalbank	18,593	4,123,994
	Medisize Holding AG	13,260	1,036,215
	Metraux Services SA	1,853	347,511
# *	Micronas Semiconductor Holding AG	78,808	1,555,525
*	Mikron Holding AG	43,452	593,407
	Mobilezone Holding AG	115,610	732,911
	Orell Fuessli Holding AG	5,076	840,893
*	Parco Industriale e Immobiliare SA	600	1,719
	Phoenix Mecano AG	3,041	1,365,441
	PSP Swiss Property AG	148,025	8,294,569
	PubliGroupe SA	6,325	2,184,645
	Rieters Holdings AG	15,890	8,306,221
	Romande Energie Holding SA	2,839	4,063,211
*	Schaffner Holding AG	1,830	378,521

#	Schulthess Group AG	14,570	$1,828,019
	Schweiter Technology AG	4,193	1,531,936
	Schweizerhall Holding AG	8,648	1,443,359
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,568,348
	SEZ Holding AG	53,128	1,632,005
	SIA Abrasives Holding AG	2,381	914,942
	Siegfried Holding AG	8,560	1,404,293
*	Sihl	150	368
	Sika AG	8,623	17,534,315
	Societa Elettrica Sopracenerina SA	2,409	565,854
	Societe Generale d’Affichage	5,872	1,328,190
*	Spirt Avert AG	1,409	13,168
*	St. Galler Kantonalbank	9,217	4,567,720
	Straumann Holding AG	12,103	3,392,898
	Sulzer AG	14,002	18,098,078
	Swiss Prime Site AG	81,434	4,751,112
*	Swisslog Holding AG	798,972	1,213,838
	Swissquote Group Holding SA	41,220	2,013,801
	Tamedia AG	15,322	2,146,967
	Tecan Group AG	40,139	2,695,451
*	Temenos Group AG	152,630	3,659,364
*	Tornos SA	38,028	738,949
*	UMS Schweizerische Metallwerke Holding AG	17,585	383,994
*	Unilabs SA	23,874	862,059
	Valartis Group AG	10,374	825,520
	Valiant Holding AG	60,231	8,644,809
	Valora Holding AG	12,004	3,132,362
	Vaudoise Assurances Holdings SA	3,233	528,380
*	Villars Holding SA	150	68,768
# *	Von Roll Holding AG	379,814	3,318,101
	Vontobel Holdings AG	114,466	6,555,392
	Walliser Kantonalbank	1,457	598,885
	WMH Walter Meier Holding AG	4,878	810,364
*	Ypsomed Holdings AG	2,419	196,369
	Zehnder Holding AG	786	1,909,777
	Zueblin Immobilien Holding AG	78,908	766,377
	Zuger Kantonalbank	630	1,802,057
TOTAL COMMON STOCKS			338,827,868

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,785,780

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	23,454

TOTAL — SWITZERLAND			340,637,102

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Total Produce P.L.C.	897,420	926,226

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $2,370,000 FNMA 6.500%, 08/01/36, valued at $2,297,200) to be repuchased at $2,259,977	$2,259	2,259,000

SECURITIES LENDING COLLATERAL — (20.2%)
@ Repurchase Agreement, Countrywide Securities 5.38%, 07/02/07 (Collateralized by $371,808,887 FHLMC, rates ranging from 4.396%(r) to 7.500%, maturities ranging from 08/14/22 to 06/01/47 & FNMA, rates ranging from 3.673%(r) to 7.500%, maturities ranging from 01/01/17 to 03/01/47, valued at $273,583,200) to be repurchased at $268,258,396	268,218	268,218,350
@ Repurchase Agreement, Deutsche Bank Securities 5.37%, 07/02/07 (Collateralized by $269,738 FHLMC 6.000%, 04/15/37, valued at $72,887) to be repurchased at $71,469	71	71,458
@ Repurchase Agreement, Merrill Lynch Government 5.35%, 07/02/07 (Collateralized by $539,775,295 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 11/01/25 to 06/01/37 & FNMA, rates ranging from 4.000% to 6.000%, maturities ranging from 11/01/21 to 04/01/37, valued at $338,640,305) to be repurchased at $332,049,339	332,000	332,000,000
TOTAL SECURITIES LENDING COLLATERAL		600,289,808

TOTAL INVESTMENTS - (100.0%) (Cost $1,941,874,435)		$2,961,845,199

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (94.6%)
Consumer Discretionary — (9.2%)
	Astral Media, Inc. Class A	14,800	$586,859
*	Azure Dynamics Corp.	42,400	26,668
* #	Ballard Power Systems, Inc.	26,000	138,146
*	BMTC Group, Inc.	1,100	23,440
*	CanWest Global Communications Corp.	32,700	290,394
*	Coastal Contacts, Inc.	2,000	2,065
	Cogeco Cable, Inc. Subordinate Voting	14,800	639,099
	Corus Entertainment, Inc. Class B Non-Voting	17,300	809,417
	Dorel Industries, Inc. Class B Subordinate Voting	17,000	582,014
*	Forzani Group, Ltd. Class A	20,600	451,353
*	Glacier Ventures International Corp.	1,600	5,708
*	Great Canadian Gaming Corp.	36,800	448,060
* #	Imax Corp.	10,000	41,962
*	Indigo Books & Music, Inc.	6,600	104,398
*	Kangaroo Media, Inc.	17,900	50,411
*	Le Chateau, Inc.	1,500	91,528
	Leon’s Furniture Ltd.	26,000	329,500
	Linamar Corp.	34,500	636,400
*	Martinrea International, Inc.	33,500	519,521
*	MDC Partners, Inc. Class A	7,400	65,091
*	Mega Bloks, Inc.	10,300	201,020
	Reitmans Canada, Ltd.	29,100	629,123
#	Torstar Corp. Class B Non-Voting	33,700	650,748
	Uni-Select, Inc.	10,900	313,314
*	Wescast Industries, Inc.	3,500	52,570
*	West 49, Inc.	34,900	44,884
*	Westport Innovations, Inc.	53,600	151,957
Total Consumer Discretionary			7,885,650

Consumer Staples — (3.6%)
*	Brick Brewing Co., Ltd.	7,100	14,330
	Canada Bread Co., Ltd.	1,300	73,283
	Corby Distilleries, Ltd.	200	4,600
*	Cott Corp.	10,800	155,625
	New Maple Leaf Foods, Inc.	38,400	585,417
	Rothmans, Inc.	41,400	808,762
*	Saskatchewan Wheat Pool, Inc.	82,600	851,394
*	SunOpta, Inc.	46,200	515,670
	Van Houtte, Inc.	4,000	93,424
Total Consumer Staples			3,102,505

1

Energy — (23.6%)
*	Accrete Energy, Inc.	5,000	$24,220
	Akita Drilling, Ltd.	8,200	135,172
*	Alberta Clipper Energy, Inc.	10,400	30,460
*	Anderson Energy, Ltd.	43,700	188,707
*	Antrim Energy, Inc.	53,600	340,645
*	Arawak Energy Corp.	99,800	231,407
*	Aurora Energy Resources, Inc.	28,900	458,765
*	Bankers Petroleum, Ltd.	212,800	103,878
*	Berens Energy, Ltd.	69,400	65,801
*	Birchcliff Energy, Ltd.	35,400	151,204
*	Bow Valley Energy, Ltd.	41,500	237,644
*	Breaker Energy	18,100	105,516
*	Bulldog Resouces, Inc.	13,100	78,827
*	Burmis Energy, Inc.	17,900	47,554
	Calfrac Well Services, Ltd.	19,400	382,992
*	Calvalley Petroleum, Inc.	44,500	304,952
*	Canadian Superior Energy, Inc.	83,100	274,595
*	Candax Energy	96,500	77,907
*	Capitol Energy Resources, Ltd.	9,500	72,415
*	Caspian Energy, Inc.	37,500	30,979
*	CE Franklin, Ltd.	2,900	33,567
*	Celtic Exploration, Ltd.	12,800	174,352
	CHC Helicopter Corp. Class A Subordinate Voting	11,000	285,830
*	Cinch Energy Corp.	35,300	40,097
*	Coalcorp Mining, Inc.	36,771	154,645
*	Compton Petroleum Corp.	52,400	520,434
*	Connacher Oil & Gas, Ltd.	126,300	433,943
*	Cordero Energy, Inc.	15,400	79,078
*	Corridor Resources, Inc.	34,600	370,279
*	Crew Energy, Inc.	16,800	162,756
*	Cyries Energy, Inc.	31,400	332,497
*	Delphi Energy Corp.	41,900	71,980
*	Duvernay Oil Corp.	13,300	454,466
*	Ember Resources, Inc.	10,000	23,093
*	Endev Energy, Inc.	7,200	7,029
*	Energy Metals Corp.	34,900	511,091
	Fairborne Energy Trust	4,407	34,089
*	First Calgary Petroleums, Ltd. Class A	83,300	398,808
*	Galleon Energy, Inc. Class A	31,500	513,640
*	Gentry Resources, Ltd.	24,000	81,333
*	Grey Wolf Exploration, Inc.	17,900	52,931
*	Heritage Oil Corp.	600	36,611
*	Highpine Oil & Gas, Ltd.	42,100	565,154
*	Innova Exploration, Ltd.	22,500	128,632
*	Iteration Energy, Ltd.	35,200	186,037
*	Ivanhoe Energy, Inc.	139,200	269,188
*	Kereco Energy, Ltd.	23,300	129,050
*	Mahalo Energy	30,400	119,288
*	Midnight Oil Exploration, Ltd.	13,700	22,121
*	Nuvista Energy, Ltd.	24,000	326,909
*	Oilexco, Inc.	58,300	703,267
*	Open Range Energy Corp.	12,800	40,253
*	Pacific Stratus Energy, Ltd.	24,400	329,609
*	Paramount Resources, Ltd. Class A	32,000	618,521
	Pason Systems, Inc.	34,200	535,514

2

*	Peerless Energy	25,000	$79,793
* #	Petrobank Energy & Resources, Ltd.	38,300	960,691
*	Petrolifera Petroleum, Ltd.	20,700	331,122
*	ProEx Energy, Ltd.	18,000	253,462
*	ProspEx Resouces, Ltd.	29,000	121,145
	Pulse Data, Inc.	29,700	81,133
*	Pure Energy Services, Ltd.	2,800	27,993
*	Rally Energy Corp.	61,100	390,604
*	Real Resources, Inc.	3,500	30,129
*	Rider Resources, Ltd.	33,100	234,908
*	Rock Energy, Inc.	9,100	34,170
*	Rockyview Energy, Inc.	5,900	15,065
*	Savanna Energy Services Corp.	31,500	585,792
*	Saxon Energy Services, Inc.	60,100	346,975
	Shawcor, Ltd.	30,100	921,437
*	Storm Exploration, Inc.	26,500	214,189
*	SXR Uranium One, Inc.	10,400	133,753
*	Synenco Energy, Inc.	27,400	389,683
*	Technicoil Corp.	3,900	3,624
*	Tesco Corp.	17,800	557,602
*	Transglobe Energy Corp.	24,200	107,909
*	Tristar Oil & Gas, Ltd.	17,300	73,081
*	Turnkey E&P, Inc.	10,100	68,740
*	TUSK Energy Corp.	40,400	75,092
*	UEX Corp.	80,900	565,787
*	Ur-Energy, Inc.	54,900	230,887
*	UTS Energy Corp.	94,800	535,739
*	Verenex Energy, Inc.	18,500	241,920
*	Vero Energy, Inc.	16,400	115,466
*	West Energy, Ltd.	42,600	173,959
*	Xtreme Coil Drilling Corp.	8,600	88,805
*	ZCL Composite, Inc.	17,600	169,350
Total Energy			20,249,737

Financials — (6.7%)
	Canacord Capital, Inc.	11,000	215,095
	Canadian Western Bank	34,800	920,922
*	Dundee Corp. Class A Subordinate Voting	12,500	818,470
	Dundee Wealth Management, Inc.	51,100	779,512
	Equitable Group, Inc.	5,400	162,469
*	Gluskin Shef & Associates, Inc.	2,500	61,347
	Home Capital Group, Inc.	17,100	592,340
	Kingsway Financial Services, Inc.	19,500	362,084
	Laurentian Bank of Canada	15,100	504,491
	Northbridge Financial Corp.	22,200	726,280
	Quest Capital Corp.	83,800	239,148
	Sceptre Invesment Counsel, Ltd.	7,000	70,509
	Western Financial Group, Inc.	27,100	153,403
	Xceed Mortgage Corp.	17,900	119,305
Total Financials			5,725,375

Health Care — (4.6%)
*	Adherex Technologies, Inc.	49,000	26,219
*	Aeterna Zentaris, Inc.	12,500	43,065
*	Angiotech Pharmaceuticals, Inc.	30,000	212,908

3

*	Aspreva Pharmaceuticals Corp.	12,800	$217,489
*	Axcan Pharma, Inc.	25,200	487,322
*	Biomira, Inc.	21,900	22,820
*	BioMS Medical Corp.	28,200	65,387
*	Bioniche Life Sciences, Inc.	4,900	4,784
*	Cangene Corp.	20,200	149,426
*	Cardiome Pharma Corp.	17,700	162,170
*	CryoCath Technologies, Inc.	26,000	92,016
*	DiagnoCure, Inc.	20,800	65,217
*	Draxis Health, Inc.	29,000	171,781
*	Isotechnika, Inc.	53,500	86,383
* #	Labopharm, Inc.	26,000	74,199
*	Medicure, Inc.	24,700	33,389
* #	Neurochem, Inc.	5,100	33,609
*	Oncolytics Biotech, Inc.	22,900	46,219
*	Ondine Biopharma Corp.	60,500	69,289
*	Paladin Labs, Inc.	100	1,042
*	Patheon, Inc.	50,900	200,685
*	ProMetic Life Sciences, Inc.	62,900	28,933
*	QLT, Inc.	27,600	204,684
* #	Resverlogix Corp.	12,200	181,525
*	Systems Xcellence, Inc.	13,000	373,678
*	Theratechnologies, Inc.	29,800	327,863
* #	TLC Vision Corp.	57,100	296,421
*	Transition Therapeutics, Inc.	109,200	177,344
*	TSO3, Inc.	3,000	6,759
*	Vasogen, Inc.	12,500	32,387
*	ViRexx Medical Corp.	28,700	21,823
Total Health Care			3,916,836

Industrials — (9.6%)
*	Aecon Group, Inc.	16,200	192,529
*	Alexco Resource Corp.	24,800	123,156
*	ATS Automation Tooling System, Inc.	18,700	154,305
*	Avcorp Industries, Inc.	9,400	20,737
*	Carmanah Technologies Corp.	12,200	28,517
*	Ceramic Protection Corp.	4,700	66,182
#	Clarke, Inc.	14,600	149,255
*	Commercial Solutions, Inc.	4,100	18,282
*	Discovery Air, Inc. Class A	1,200	2,028
	Exco Technologies, Ltd.	6,300	27,323
*	Flint Energy Services, Ltd.	21,300	569,866
*	Garda World Security Corp. Class A	15,300	329,196
*	Groupe Laperriere & Verreault, Inc. Series A	4,800	183,078
*	Heroux-Devtek, Inc.	18,900	157,907
	Husky Injection Molding Systems, Ltd.	54,700	374,851
*	Hydrogenics Corp.	45,400	58,388
*	Intermap Technologies, Inc.	24,400	138,578
*	Magellan Aerospace Corp.	49,100	131,824
	Quebecor World, Inc.	52,300	639,727
	Richelieu Hardware, Ltd.	5,600	127,850
	Ritchie Brothers Auctioneers, Inc.	3,700	232,368
*	Royal Laser Corp.	33,300	20,319
	Russel Metals, Inc.	42,100	1,213,302
*	Stantec, Inc.	25,400	833,592

4

*	Steeplejack Industrial Group, Inc.	6,000	$51,537
*	The Churchill Corp.	6,400	67,530
	Toromont Industries, Ltd.	29,100	788,111
	Transat A.T., Inc. Class A	900	27,881
	Transcontinental, Inc. Class A	40,600	803,806
*	Uranium Participation Corp.	29,000	394,743
*	Vector Aerospace Corp.	18,600	110,701
*	Vitran Corp., Inc.	3,800	81,547
*	Xantrex Technology, Inc.	12,300	124,934
Total Industrials			8,243,950

Information Technology — (6.8%)
*	20-20 Technologies, Inc.	14,300	94,640
*	Aastra Technologies, Ltd.	7,900	281,812
*	Absolute Software Corp.	14,000	306,745
*	AXIA NetMedia Corp.	36,200	207,294
*	Belzberg Techologies, Inc.	3,500	22,342
*	Celestica, Inc. Subordinate Voting	52,400	328,100
*	Certicom Corp.	18,200	68,170
*	COM DEV International, Ltd.	18,200	91,406
	Computer Modelling Group, Ltd.	2,800	44,027
*	Constellation Software, Inc.	600	13,794
*	Dalsa Corp.	10,700	122,644
*	Datamirror Corp.	800	17,190
*	Divestco, Inc.	28,000	103,300
*	Emergis, Inc.	40,700	241,850
	Enghouse Systems, Ltd.	8,500	61,521
*	Exfo Electro-Optical Engineering, Inc.	20,100	143,403
*	Gemcom Software International, Inc.	28,600	52,354
	Gennum Corp.	13,500	140,671
*	Hemisphere GPS, Inc.	22,700	66,060
*	Intrinsyc Software International, Inc.	80,700	47,727
*	Kaboose, Inc.	55,600	164,412
*	MacDonald Dettweiler & Associates, Ltd.	20,300	839,632
*	Matrikon, Inc.	10,300	27,364
*	Miranda Technologies, Inc.	10,700	92,209
	Mosaid Technologies, Inc.	4,600	105,365
*	Nurun, Inc.	8,000	35,297
*	Open Text Corp.	29,900	652,313
*	Points International, Ltd.	16,300	27,696
*	Q9 Networks, Inc.	6,200	81,483
*	RDM Corp.	9,500	39,240
*	Sierra Wireless, Inc.	16,200	402,700
*	SIRIT, Inc.	61,700	24,327
	Softchoice Corp.	9,800	163,755
*	SR Telecom, Inc.	171,100	23,290
*	The Descartes Systems Group, Ltd.	28,900	118,557
*	Tundra Semiconductor Corp.	10,800	109,394
*	Vecima Network, Inc.	14,900	124,767
*	Wi-LAN, Inc.	39,100	193,435
*	Zarlink Semiconductor, Inc.	74,500	135,677
Total Information Technology			5,815,963

5

Materials — (29.6%)
*	Allen-Vanguard Corp.	12,300	$88,793
*	Almaden Minerals, Ltd.	17,500	39,263
*	Altius Minerals Corp.	11,100	192,772
	Amerigo Resources, Ltd.	61,500	160,498
*	Anvil Mining, Ltd.	31,700	505,891
*	Aquiline Resources, Inc.	19,200	198,263
*	Atna Resource, Ltd.	31,900	43,422
*	Atrium Biotechnologies, Inc.	14,600	292,343
*	Augusta Resource Corp.	39,400	114,289
*	Aurelian Resources, Inc.	13,200	320,443
*	Aurizon Mines, Ltd.	88,500	290,777
*	Baffinland Iron Mines Corp.	27,000	83,389
*	Baja Mining Corp.	76,300	145,402
*	Breakwater Resources, Ltd.	214,700	554,260
*	Caledonia Mining Corp.	99,500	14,011
*	Canadian Gold Hunt, Corp.	17,500	32,856
*	Canadian Royalties, Inc.	32,600	97,930
*	Canadian Zinc Corp.	59,200	43,903
	Canam Group, Inc. Class A Subordinate Voting	22,300	219,808
*	Candente Resource Corp.	31,400	43,331
*	Canfor Corp.	48,400	610,197
*	Capstone Mining Corp.	42,400	109,458
*	Cardero Resource Corp.	20,900	41,986
*	Carpathian Gold, Inc.	70,600	98,088
	Cascades, Inc.	29,200	314,409
*	Catalyst Paper Corp.	135,600	431,527
	CCL Industries, Inc. Class B Non-Voting	14,000	513,344
*	Chariot Resouces, Ltd.	166,500	176,621
*	Claude Resources, Inc.	55,200	77,210
*	Constellation Copper Corp.	71,900	97,194
*	Crystallex International Corp.	147,100	608,975
*	Dundee Precious Metals, Inc.	8,100	69,195
*	Dynacor Mines, Inc.	16,000	11,415
*	Eastern Platinum, Ltd.	294,900	656,102
*	Eastmain Resources, Inc.	21,500	14,532
*	Eldorado Gold Corp.	89,400	525,364
*	Endeavour Silver Corp.	27,300	123,013
*	Entree Gold, Inc.	52,200	127,407
*	Equinox Minerals, Ltd.	280,500	908,449
*	Erdene Gold, Inc.	22,600	31,824
*	Etruscan Resources, Inc.	38,700	112,621
*	Euro Goldfields, Ltd.	44,000	232,959
*	Far West Mining, Ltd.	9,500	33,443
*	Farallon Resources, Ltd.	135,000	97,583
* #	First Nickel, Inc.	58,200	65,562
*	FNX Mining Co., Inc.	21,125	640,566
*	Formation Capital Corp.	127,500	95,752
* #	Forsys Metals Corp.	38,700	239,048
*	Fortune Minerals, Ltd.	17,400	50,636
*	Fraser Papers, Inc.	8,400	48,101
*	Fronteer Development Group, Inc.	36,200	431,579
*	Frontera Copper Corp.	38,300	219,679
*	Glencairn Gold Corp.	178,500	92,161
*	Globestar Mining Corp.	42,000	76,883
* #	Globex Mining Enterprises, Inc.	2,800	13,405
*	Gold Eagle Mines, Ltd.	54,700	336,852

6

*	Golden Peaks Resources	500	$1,117
*	Golden Star Resources, Ltd.	133,700	486,981
* #	Grande Cache Coal Corp.	11,500	9,500
*	Great Basin Gold, Ltd.	116,100	293,179
*	Great Panther Resources, Inc.	16,600	28,206
*	Greystar Resources, Ltd.	8,600	56,513
*	Guyana Goldfields, Inc.	4,800	45,871
*	Hanfeng Evergreen, Inc.	31,700	357,099
*	High River Gold Mines, Ltd.	119,300	319,179
*	Imperial Metals Corp.	17,300	226,877
*	Inter-Citic Minerals, Inc.	28,000	36,799
*	International Forest Products, Ltd. Series A	31,000	262,201
	International Royalty Corp.	34,900	222,128
*	Ivernia, Inc.	61,300	94,374
* #	Jinshan Gold Mines, Inc.	87,600	162,824
*	Kirkland Lake Gold, Inc.	25,800	288,214
*	La Mancha Resources, Inc.	11,000	9,294
*	Lake Shore Gold Corp.	73,400	121,960
*	Laramide Resources, Ltd.	27,900	272,387
*	Linear Gold Corp.	11,000	37,071
*	Major Drilling Group International, Inc.	12,300	514,978
* #	Mega Uranium, Ltd.	70,200	359,155
*	Metallic Ventures Gold, Ltd.	12,200	24,280
*	Minco Gold Corp.	13,900	18,529
*	Minco Silver Corp.	6,800	15,320
*	Minieres DU Nord, Ltd.	37,100	41,445
*	Miramar Mining Corp.	59,600	255,129
*	Mundoro Mining, Inc.	4,900	7,406
*	Neo Material Technologies, Inc.	45,600	161,810
	Norbord, Inc.	51,200	446,994
*	North American Palladium, Ltd.	24,700	232,566
*	Northern Peru Copper Corp.	13,800	145,222
*	Northern Orion Resources, Inc.	94,100	534,433
*	Northgate Minerals Corp.	160,100	455,389
*	Nuinsco Resources, Ltd.	19,000	7,670
* #	Olympus Pacific Minerals, Inc.	61,000	42,948
*	Pacific Rim Mining Corp.	22,200	24,175
*	Pelangio Mines, Inc.	29,600	42,236
* #	Peru Copper, Inc.	73,000	445,435
*	Petaquilla Minerals, Ltd.	35,300	79,531
*	Platinum Group Metals Ltd.	31,700	128,258
*	Polaris Miner	18,000	221,863
*	PolyMet Mining Corp.	54,300	198,798
*	Qgx, Ltd.	7,100	21,395
*	Quadra Mining	25,800	343,193
*	Queenston Mining, Inc.	21,700	42,779
*	Redcorp Ventures, Ltd.	110,500	48,235
*	Resin Systems, Inc.	55,500	78,151
*	Richmont Mines, Inc.	9,400	26,296
*	Rio Narcea Gold Mines, Ltd.	18,100	91,583
* #	Rubicon Minerals Corp.	65,900	117,540
	Samuel Manu Tech, Inc.	1,600	18,580
*	Scorpio Minining Corp.	56,800	89,046
*	SEMAFO, Inc.	115,200	158,971
*	Shore Gold, Inc.	67,300	307,043

7

*	Silvercorp Metals, Inc.	23,300	$389,336
*	Sino-Forest Corp.	71,600	1,031,067
*	Skye Resources, Inc.	22,400	328,036
*	St. Andrew Goldfields, Ltd.	4,100	3,272
	Stella-Jones, Inc.	4,800	191,504
*	Stornoway Diamond Corp.	131,000	120,516
*	Tanzanian Royalty Exploration Corp.	17,100	78,497
*	Taseko Mines, Ltd.	80,100	297,015
*	Teal Exploration & Mining, Inc.	1,300	6,163
* #	Tembec, Inc.	50,300	60,440
*	Tenke Mining Corp.	5,700	122,160
*	Thompson Creek Metals Company, Inc.	50,800	754,429
*	Timminco, Ltd.	18,700	101,816
*	Tiomin Resources, Inc.	154,000	23,131
*	TVI Pacific, Inc.	130,500	19,601
*	Vaaldiam Resources, Ltd.	28,900	23,603
*	Wesdome Gold mines, Ltd.	8,900	11,279
	West Fraser Timber Co., Ltd.	20,100	783,056
*	Western Canadian Coal Corp.	29,200	75,655
	Winpak, Ltd.	6,000	43,877
*	Yukon-Nevada Gold Corp.	18,300	29,720
Total Materials			25,387,113

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	43,300	42,680

Utilities — (0.9%)
*	Boralex, Inc. Class A	16,300	233,655
*	Canadian Hydro Developers, Inc.	64,700	375,962
*	MAXIM Power Corp.	23,100	162,638
	Pacific Northern Gas, Ltd.	1,500	25,557
Total Utilities			797,812

TOTAL COMMON STOCKS			81,167,621

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 07/02/07 (Collateralized by $775,000 FNMA 3.500%, 03/25/33, valued at $153,891) to be repurchased at $151,087	$151	151,000

SECURITIES LENDING COLLATERAL — (5.2%)
@ Repurchase Agreement, Bear Sterns & Co. 5.30%, 07/02/07 (Collateralized by $4,571,362 FFCB 3.375%, 01/15/09, valued at $4,550,770) to be repurchased at $4,461,539	4,461	4,460,882

TOTAL INVESTMENTS - (100.0%) (Cost $82,371,286)		$85,779,503

See accompanying Notes to Financial Statements.

8

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

COMMON STOCKS — (75.0%)
Consumer Discretionary — (16.7%)
#	ABILIT Corp.	99,800	$392,030
	Aeon Fantasy Co., Ltd.	46,060	1,677,826
	Ahresty Corp.	68,100	2,146,992
	Aichi Machine Industry Co., Ltd.	276,000	726,911
	Aigan Co., Ltd.	63,200	487,448
	Aisan Industry Co., Ltd.	168,900	1,915,304
#	Akebono Brake Industry Co., Ltd.	353,000	3,241,412
	Akindo Sushiro Co., Ltd.	12,600	280,988
#	Alpha Corp.	28,700	706,793
	Alpine Electronics, Inc.	217,900	3,247,196
	Amuse, Inc.	20,000	271,101
# *	Anrakutei Co., Ltd.	50,000	337,555
	AOI Advertising Promotion, Inc.	30,500	196,678
	AOKI Holdings, Inc.	146,600	2,758,083
	Araya Industrial Co., Ltd.	180,000	391,491
# *	Asahi Tec Corp.	145,000	411,311
	Ashimori Industry Co., Ltd.	182,000	384,068
	Asics Trading Co., Ltd.	20,000	230,301
	Asti Corp.	20,000	324,540
*	Atom Corp.	44,300	195,116
	Atsugi Co., Ltd.	646,000	939,119
	Aucnet, Inc.	27,300	435,565
	Avex Group Holdings, Inc.	139,000	2,272,904
#	Belluna Co., Ltd.	171,510	2,692,864
#	Best Denki Co., Ltd.	248,000	1,260,404
#	Bookoff Corp.	59,000	1,148,708
	Cabin Co., Ltd.	114,142	438,816
# *	CARCHS Co., Ltd.	627,200	640,502
	Catena Corp.	92,000	236,631
# *	Cecile Co., Ltd.	102,600	290,051
	Chiyoda Co., Ltd.	132,500	2,678,004
	Chofu Seisakusho Co., Ltd.	63,500	1,224,845
*	Chori Co., Ltd.	518,000	860,037
	Chuo Corp.	50,000	116,139
	Chuo Spring Co., Ltd., Nagoya	191,000	879,671
#	Clarion Co., Ltd.	860,000	1,689,134
#	Cleanup Corp.	133,000	1,010,600
#	Colowide Co., Ltd.	188,950	1,076,288
# *	Columbia Music Entertainment, Inc.	409,000	367,915
	Corona Corp.	91,300	1,682,032
	Cross Plus, Inc.	20,500	497,705
#	Cybozu, Inc.	1,467	1,056,225
	D&M Holdings, Inc.	274,000	986,828
	Daido Kogyo Co., Ltd.	125,000	334,394

1

		Shares	Value††
#	Daido Metal Co., Ltd.	126,000	$874,485
#	Daidoh, Ltd.	116,000	1,391,553
	Daikoku Denki Co., Ltd.	46,100	969,004
	Daimaruenawin Co., Ltd	400	2,327
	Dainichi Co., Ltd.	52,500	509,546
	Daisyo Corp.	63,200	830,714
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	57,746
# *	Daiwa Seiko, Inc.	405,000	850,986
#	Daiwabo Co., Ltd.	416,000	1,488,415
#	Descente, Ltd.	238,000	1,221,602
# *	Dia Kensetsu Co., Ltd.	241,800	318,330
#	Doshisha Co., Ltd.	58,100	1,010,713
#	Doutor Coffee Co., Ltd.	84,000	1,414,080
#	Dynic Corp.	98,000	234,668
	Eagle Industry Co., Ltd.	148,000	1,308,570
# *	Econach Co., Ltd.	177,000	277,333
	Edosawa Co., Ltd.	12,000	41,044
	Eikoh, Inc.	41,800	175,263
	Exedy Corp.	129,400	3,988,572
*	F&A Aqua Holdings, Inc.	62,238	562,860
	Fine Sinter Co., Ltd.	49,000	211,115
	Foster Electric Co., Ltd.	74,000	904,415
#	France Bed Holdings Co., Ltd.	749,000	1,585,842
#	Fuji Co., Ltd.	109,900	1,770,444
#	Fuji Corp, Ltd.	109,000	642,448
#	Fuji Kiko Co., Ltd.	151,000	378,698
#	Fuji Kyuko Co., Ltd.	344,000	1,630,981
# *	Fujibo Holdings, Inc.	332,000	764,579
	Fujikura Rubber, Ltd.	68,000	453,091
# *	Fujita Kanko, Inc.	370,000	2,883,964
	Fujitsu Business Systems, Ltd.	79,700	1,218,209
# *	Fujitsu General, Ltd.	324,000	704,096
# *	Furukawa Battery Co., Ltd.	73,000	142,620
	Fuso Lexel, Inc.	51,400	431,347
	G-7 Holdings, Inc.	29,200	175,286
#	Gakken Co., Ltd.	304,000	705,616
#	Genki Sushi Co., Ltd.	17,200	187,435
	Gigas K’s Denki Corp.	137,572	3,768,182
	Global-Dining, Inc.	13,300	94,742
# *	Goldwin, Inc.	175,000	385,998
	Gourmet Kineya Co., Ltd.	68,000	543,353
# *	GSI Creos Corp.	153,000	235,196
#	Gulliver International Co., Ltd.	33,180	2,832,657
	Happinet Corp.	37,000	609,847
	Haruyama Trading Co., Ltd.	49,900	538,134
	Himaraya Co., Ltd.	28,800	273,245
	HIS Co., Ltd.	107,700	2,585,112
#	Hitachi Powdered Metal Co., Ltd.	97,000	503,237
	Horipro, Inc.	36,500	393,952
*	Ichida and Co., Ltd.	60,400	67,581
	Ichikawa Co., Ltd.	63,000	271,590
#	Ichikoh Industries, Ltd.	277,000	753,215
	Imasen Electric Industrial Co., Ltd.	44,900	424,654
	Impact 21 Co., Ltd.	61,600	1,033,326
#	Impress Holdings, Inc.	907	274,917

2

		Shares	Value††
	Inaba Seisakusho Co., Ltd.	55,500	$838,274
	Ishizuka Glass Co., Ltd.	81,000	207,122
*	Izuhakone Railway Co., Ltd.	300	13,995
# *	Izutsuya Co., Ltd.	300,000	348,264
# *	Janome Sewing Machine Co., Ltd.	607,000	962,765
#	Japan Vilene Co., Ltd.	203,000	1,223,003
	Jeans Mate Corp.	31,008	290,820
# *	Joban Kosan Co., Ltd.	193,000	284,119
#	Joshin Denki Co., Ltd.	184,000	1,042,331
	Juki Corp.	404,000	2,475,848
	Juntendo Co., Ltd.	35,000	61,994
#	Jyomo Co., Ltd.	86,000	169,533
#	Kabuki-Za Co., Ltd.	32,000	1,340,180
	Kadokawa Holdings, Inc.	82,700	2,966,190
	Kanto Auto Works, Ltd.	222,400	2,792,744
	Kasai Kogyo Co., Ltd.	102,000	386,309
	Kato Sangyo Co., Ltd.	114,700	1,385,414
*	Kawai Musical Instruments Manufacturing Co., Ltd.	225,000	471,287
# *	Kawashima Textile Manufacturers, Ltd.	250,000	413,594
#	Kayaba Industry Co., Ltd.	709,000	3,416,083
	Keiiyu Co., Ltd.	55,200	333,915
#	Keiyo Co., Ltd.	180,800	1,155,468
	Kentucky Fried Chicken Japan, Ltd.	68,000	1,270,218
	Kenwood Corp.	1,189,000	2,184,671
#	Kinki Nippon Tourist Co., Ltd.	267,000	885,759
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	272,216
#	Kisoji Co., Ltd.	74,600	1,339,453
	Koekisha Co., Ltd.	13,600	222,947
#	Kohnan Shoji Co., Ltd.	81,700	805,230
#	Kojima Co., Ltd.	115,500	1,034,949
	Komatsu Seiren Co., Ltd.	124,000	635,744
#	Konaka Co., Ltd.	76,860	1,133,956
*	Kosugi Sangyo Co., Ltd.	90,000	55,554
	Kurabo Industries, Ltd.	769,000	1,760,800
	Kuroganeya Co., Ltd.	14,000	60,330
#	Kyoritsu Maintenance Co., Ltd.	43,960	981,797
#	Kyoto Kimono Yuzen Co., Ltd.	503	620,944
	Kyowa Leather Cloth Co., Ltd.	64,800	338,220
# *	Laox Co., Ltd.	206,000	532,995
# *	Look, Inc.	72,000	184,258
	Maezawa Kyuso Industries Co., Ltd.	49,200	783,873
*	Magara Construction Co., Ltd.	108,000	187,995
# *	Mamiya-Op Co., Ltd.	103,000	116,337
#	Marche Corp.	23,000	207,441
#	Mars Engineering Corp.	67,500	1,454,733
	Marubeni Telecom Co., Ltd.	207	181,945
	Maruei Department Store Co., Ltd.	107,000	192,597
	Maruzen Co., Ltd. (5982)	46,000	277,499
# *	Maruzen Co., Ltd. (8236)	263,000	477,052
#	Matsuya Co., Ltd.	164,000	2,331,015
#	Matsuya Foods Co., Ltd.	54,300	729,829
# *	Matsuzakaya Holdings Co., Ltd.	529,077	3,633,676
	Meiwa Industry Co., Ltd.	38,000	115,623
*	Misawa Homes Holdings, Inc.	48,200	1,358,992

3

		Shares	Value††
#	Misawa Resort Co., Ltd.	172,000	$619,481
#	Mitsuba Corp.	136,690	1,033,278
	Mitsui Home Co., Ltd.	205,000	1,463,896
	Miyuki Keori Co., Ltd.	86,000	302,861
#	Mizuno Corp.	418,000	3,007,121
#	MOS Food Services, Inc.	99,000	1,387,422
#	MR Max Corp.	118,800	645,052
	Mutow Co., Ltd.	62,300	265,851
# *	Naigai Co., Ltd.	190,000	204,297
#	Nexyz Corp.	3,700	319,191
	Nice Corp.	362,000	1,309,777
#	Nichimo Corp.	475,000	374,108
#	Nidec Copal Corp.	183,000	2,201,072
#	Nidec Tosok Corp.	54,600	603,365
#	Nihon Eslead Corp.	46,848	1,259,728
	Nihon Tokushu Toryo Co., Ltd.	56,000	328,970
	Nikko Travel Co., Ltd.	12,200	70,950
	Nippon Felt Co., Ltd.	69,000	475,264
#	Nippon Piston Ring Co., Ltd.	228,000	486,304
#	Nippon Restaurant System, Inc.	47,200	1,640,930
	Nippon Seiki Co., Ltd.	188,000	4,341,993
	Nishimatsuya Chain Co., Ltd.	179,400	3,474,133
	Nissan Shatai Co., Ltd.	478,000	2,437,572
	Nissen Co., Ltd.	164,200	1,094,734
	Nissin Kogyo Co., Ltd.	139,200	3,336,780
#	Nittan Valve Co., Ltd.	80,000	675,169
#	Nitto Seimo Co., Ltd.	50,000	97,097
	Noritake Co., Ltd.	500,000	2,539,850
	Noritsu Koki Co., Ltd.	108,600	2,043,815
*	Omikenshi Co., Ltd.	122,000	181,954
*	Orient Watch Co., Ltd.	12,000	4,250
#	Pacific Industrial Co., Ltd.	162,000	931,030
#	PanaHome Corp.	434,000	3,095,937
	Parco Co., Ltd.	258,000	2,850,275
#	Paris Miki, Inc.	174,500	3,192,779
#	Pentax Corp.	396,000	2,092,982
	Piolax, Inc.	38,300	666,280
	Press Kogyo Co., Ltd.	365,000	1,564,899
*	Renown, Inc.	142,800	1,420,475
#	Resorttrust, Inc.	131,840	3,637,295
	Rhythm Watch Co., Ltd.	422,000	675,504
#	Right On Co., Ltd.	93,725	3,386,087
	Riken Corp.	337,000	1,941,059
#	Ringer Hut Co., Ltd.	65,500	834,905
	Roland Corp.	78,000	1,854,406
	Royal Co., Ltd.	127,000	1,741,604
#	Sagami Chain Co., Ltd.	73,000	711,977
	Sagami Co., Ltd.	80,000	242,329
	Sagami Rubber Industries Co., Ltd.	15,000	52,235
#	Saint Marc Holdings Co., Ltd.	34,300	2,463,536
#	Saizeriya Co., Ltd.	162,700	2,002,375
#	Sakai Ovex Co., Ltd.	161,000	258,584
#	Sanden Corp.	433,000	1,966,011
#	Sanei-International Co., Ltd.	50,900	1,601,029
	Sankyo Seiko Co., Ltd.	171,000	679,528

4

		Shares	Value††
	Sanoh Industrial Co., Ltd.	110,000	$706,633
#	Sanrio Co., Ltd.	268,400	3,828,217
	Sanyo Shokai, Ltd.	433,000	3,130,243
	Seiko Corp.	364,407	2,434,402
#	Seiren Co., Ltd.	197,000	2,474,964
	Senshukai Co., Ltd.	149,000	1,535,219
	Shaddy Co., Ltd.	62,700	810,560
#	Shikibo, Ltd.	372,000	595,522
	Shinyei Kaisha	96,000	195,249
#	Shiroki Co., Ltd.	241,000	631,475
	Shobunsha Publications, Inc.	46,900	545,462
#	Shochiku Co., Ltd.	373,000	2,890,452
	Showa Corp.	163,300	2,488,915
*	Showa Rubber Co., Ltd.	413,000	60,577
# *	Silver Ox, Inc.	50,000	76,392
# *	Silver Seiko, Ltd.	977,000	486,121
#	Simree Co., Ltd.	24,900	80,388
	SK Japan Co., Ltd.	17,550	93,410
	SNT Corp.	69,300	319,896
# *	Sofmap Co., Ltd.	27,300	93,394
#	Sotoh Co., Ltd.	12,000	123,983
	SPK Corp.	12,700	217,960
#	Suminoe Textile Co., Ltd.	236,000	678,361
	Suzutan Co., Ltd.	26,200	146,505
# *	SxL Corp.	444,000	427,093
	Tachikawa Corp.	50,800	330,166
	Tachi-S Co., Ltd.	104,540	775,671
#	Takamatsu Corp.	120,300	2,069,589
#	Taka-Q Co., Ltd.	58,500	224,660
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	1,090,496
	Tasaki Shinju Co., Ltd.	101,000	472,543
	Taya Co., Ltd.	5,000	43,389
*	TBK Co., Ltd.	1,000	4,161
*	TDF Corp.	27,000	80,423
#	Tecmo, Ltd.	74,600	562,457
#	Teikoku Piston Ring Co., Ltd.	106,000	942,738
	Teikoku Sen-I Co., Ltd.	80,000	350,484
#	Ten Allied Co., Ltd.	50,000	200,603
	Tenma Corp.	96,200	1,754,329
#	The Japan General Estate Co., Ltd.	96,100	2,567,571
#	The Japan Wool Textile Co., Ltd.	272,000	2,147,975
	Tigers Polymer Corp.	59,000	376,792
# *	Toabo Corp.	173,000	192,677
	Toei Co., Ltd.	438,000	2,591,022
# *	Tohoku Misawa Homes Co., Ltd.	37,500	104,432
	Tohoku Pioneer Corp.	62,100	848,755
# *	Tokai Kanko Co., Ltd.	714,000	208,859
	Tokai Senko KK, Nagoya	73,000	123,037
	Tokyo Dome Corp.	609,000	2,444,845
	Tokyo Soir Co., Ltd.	49,000	162,445
	Tokyo Style Co., Ltd.	313,000	3,396,013
#	Tokyotokeiba Co., Ltd.	889,000	2,413,733
	Tokyu Recreation Corp.	77,000	464,422
#	Tomy Co., Ltd.	287,693	2,014,313
#	Tonichi Carlife Group, Inc.	108,000	293,331

5

		Shares	Value††
	Topre Corp.	164,000	$1,647,049
*	Tosco Co., Ltd.	59,000	239,370
	Totenko Co., Ltd.	57,000	139,193
	Touei Housing Corp.	82,040	1,328,676
#	Toyo Radiator Co., Ltd.	221,000	1,007,357
	Toyo Tire & Rubber Co., Ltd.	667,000	2,988,373
	Tsukamoto Co., Ltd.	67,000	104,973
#	Tsutsumi Jewelry Co., Ltd.	63,100	1,781,901
#	Unitika, Ltd.	1,537,000	2,023,036
#	U-Shin, Ltd.	86,000	541,679
	Verite Co., Ltd.	24,000	53,763
#	Watabe Wedding Corp.	29,500	428,821
#	Watami Food Service Co., Ltd.	126,700	1,664,580
*	Wondertable, Ltd.	97,000	125,832
	XNET Corp.	91	146,589
#	Yamatane Corp.	338,000	546,209
	Yamato International, Inc.	43,000	364,598
	Yellow Hat, Ltd., Tokyo	75,600	654,405
#	Yokohama Reito Co., Ltd.	156,000	1,165,036
#	Yomiuri Land Co., Ltd.	228,000	1,046,020
	Yonex Co., Ltd.	41,000	307,365
#	Yorozu Corp.	65,600	819,880
#	Yoshimoto Kogyo Co., Ltd.	106,000	1,764,973
#	Yoshinoya D&C Co., Ltd.	2,042	3,345,496
#	Zenrin Co., Ltd.	117,900	3,279,711
#	Zensho Co., Ltd.	278,000	3,256,311
Total Consumer Discretionary			305,177,266

Consumer Staples — (7.5%)
	Aderans Co., Ltd.	133,650	3,195,372
	Ahjikan Co., Ltd.	10,500	83,539
#	Ariake Japan Co., Ltd.	99,600	2,144,178
	Asahi Soft Drinks Co., Ltd.	166,500	2,321,611
	Bull-Dog Sauce Co., Ltd.	37,000	428,049
#	Calpis Co., Ltd.	249,000	2,042,906
	Cawachi, Ltd.	75,200	2,088,905
	CFS Corp.	72,500	400,125
*	Chubu Shiryo Co., Ltd.	5,000	34,124
	Chuo Gyorui Co., Ltd.	93,000	292,112
	Coca-Cola Central Japan Co., Ltd.	278	2,150,667
	CVS Bay Area, Inc.	55,000	109,121
#	DyDo Drinco, Inc.	52,500	2,186,408
#	Echo Trading Co., Ltd.	11,000	111,974
	Ensuiko Sugar Refining Co., Ltd.	85,000	221,629
#	Fancl Corp.	224,300	3,119,919
# *	First Baking Co., Ltd.	98,000	159,783
	Fuji Oil Co., Ltd.	276,500	2,310,150
	Fujicco Co., Ltd.	105,600	1,059,950
# *	Fujiya Co., Ltd.	391,000	771,528
	Hagoromo Foods Corp.	41,000	389,421
	Harashin Narus Holdings Co., Ltd.	52,800	642,898
# *	Hayashikane Sangyo Co., Ltd.	212,000	266,061
	Heiwado Co., Ltd.	186,000	3,205,883
# *	Hohsui Corp.	90,000	145,853
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	556,930

6

		Shares	Value††
	Hokuto Corp.	99,700	$1,646,556
	Inageya Co., Ltd.	162,000	1,228,689
	Itochu Shokuh Co., Ltd.	39,800	1,266,896
#	Itoham Foods, Inc.	665,000	2,768,999
	Izumiya Co., Ltd.	276,000	2,029,860
	J-Oil Mills, Inc.	498,000	1,724,727
#	Kagome Co., Ltd.	272,200	3,769,617
	Kameda Seika Co., Ltd.	71,800	774,501
	Kasumi Co., Ltd.	175,000	1,009,906
	Katokichi Co., Ltd.	475,200	3,500,253
	Key Coffee, Inc.	67,000	987,467
#	Kibun Food Chemifa Co., Ltd.	88,000	843,810
	Kirindo Co., Ltd.	22,800	194,399
	Kyodo Shiryo Co., Ltd.	313,000	428,056
#	Kyokuyo Co., Ltd.	337,000	676,580
#	Life Corp.	170,900	2,105,725
#	Mandom Corp.	74,500	1,925,139
	Marudai Food Co., Ltd.	395,000	1,136,238
#	Maruha Group, Inc.	951,000	1,885,677
	Maruya Co., Ltd.	14,000	60,782
	Maxvalu Tohok Co., Ltd.	18,200	165,361
*	Maxvalu Tokai Co., Ltd.	53,000	1,050,703
#	Meito Sangyo Co., Ltd.	70,700	1,395,894
#	Mercian Corp.	424,000	1,281,133
	Mikuni Coca-Cola Bottling Co., Ltd.	164,000	1,627,380
	Milbon Co., Ltd.	38,240	1,266,530
	Ministop Co., Ltd.	88,400	1,498,098
	Mitsui Sugar Co., Ltd.	430,850	1,395,926
	Miyoshi Oil & Fat Co., Ltd.	246,000	466,378
	Morinaga & Co., Ltd.	852,000	1,997,591
#	Morinaga Milk Industry Co., Ltd.	809,000	3,141,363
# *	Morishita Jinton Co., Ltd.	47,800	120,502
	Morozoff, Ltd.	84,000	250,121
	Myojo Foods Co., Ltd.	129,000	966,704
#	Nagatanien Co., Ltd.	114,000	844,770
	Nakamuraya Co., Ltd.	186,000	867,600
#	Nichimo Co., Ltd.	85,000	179,242
#	Nichiro Corp.	494,000	780,533
#	Nihon Chouzai Co., Ltd.	21,000	719,480
	Nihon Shokuh Kako Co., Ltd.	71,000	191,518
#	Niitaka Co., Ltd.	7,260	67,230
	Nippon Beet Sugar Manufacturing Co., Ltd.	462,000	1,248,093
#	Nippon Flour Mills Co., Ltd.	537,000	2,092,962
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	260,668
	Nissin Sugar Manufacturing Co., Ltd.	122,000	308,547
	Nitto Flour Milling Co., Ltd.	141,000	402,431
#	Nosan Corp.	397,000	1,026,316
	Oenon Holdings, Inc.	201,000	629,085
	Oie Sangyo Co., Ltd.	20,900	169,461
	Okuwa Co., Ltd.	143,000	1,956,616
	Olympic Corp.	66,700	464,273
	Oriental Yeast Co., Ltd.	88,000	536,924
	Pietro Co., Ltd.	10,300	88,918
#	Pigeon Corp.	62,100	1,133,806
	Poplar Co., Ltd.	25,760	234,694

7

		Shares	Value††
	Posful Corp.	58,800	$253,708
# *	Prima Meat Packers, Ltd.	689,000	807,054
#	Q’Sai Co., Ltd.	102,900	1,678,627
	Riken Vitamin Co., Ltd.	66,400	1,919,290
#	Rock Field Co., Ltd.	39,200	721,711
#	Ryoshoku, Ltd.	131,000	2,971,459
	S Foods, Inc.	99,500	858,713
#	Sakata Seed Corp.	162,600	2,040,940
	Seijo Corp.	27,200	568,921
	Shikoku Coca-Cola Bottling Co., Ltd.	69,500	810,910
	Shoei Foods Corp.	44,000	205,826
	Showa Sangyo Co., Ltd.	548,000	1,327,321
# *	Snow Brand Milk Products Co., Ltd.	822,500	2,817,324
	Snow Brand Seed Co., Ltd.	30,000	123,598
	Sogo Medical Co., Ltd.	16,500	365,396
	Sonton Food Industry Co., Ltd.	43,000	421,033
#	Sotetsu Rosen Co., Ltd.	70,000	274,981
	Starzen Corp.	233,000	544,291
#	Sugi Pharmacy Co., Ltd.	181,600	3,342,148
#	T.Hasegawa Co., Ltd.	126,100	1,942,634
#	Takara Holdings, Inc.	365,000	2,266,263
# *	The Maruetsu, Inc.	349,000	1,516,579
	The Nisshin Oillio Group, Ltd.	552,000	3,067,830
	Three F Co., Ltd.	17,700	129,789
	Tobu Store Co., Ltd.	198,000	519,187
	Toho Co., Ltd.	148,000	515,724
#	Tohto Suisan Co., Ltd.	94,000	270,773
#	Tokyu Store Chain Corp.	220,000	1,322,836
	Torigoe Co., Ltd.	70,000	548,952
# *	Toyo Sugar Refining Co., Ltd.	105,000	158,078
	Tsuruha Holdings, Inc.	46,400	1,837,290
	U.Store Co., Ltd.	63,600	487,378
#	Unicafe, Inc.	14,260	195,476
#	Unicharm Petcare Corp.	45,000	1,575,407
	Unimat Offisco Corp.	75,200	950,481
	Valor Co., Ltd.	158,400	2,063,834
	Warabeya Nichiyo Co., Ltd.	49,760	726,940
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	422,072
	Yaoko Co., Ltd.	61,100	1,480,389
#	Yomeishu Seizo Co., Ltd.	93,000	872,336
	Yonekyu Corp.	88,000	848,786
	Yuasa Funashoku Co., Ltd.	112,000	285,672
#	Yukiguni Maitake Co., Ltd.	77,180	304,934
Total Consumer Staples			137,592,715

Energy — (0.8%)
#	BP Castrol KK	69,800	271,418
# *	Fuji Kosan Co., Ltd.	212,000	259,354
	Itochu Enex Co., Ltd.	291,000	1,978,975
	Japan Oil Transportation Co., Ltd.	79,000	225,502
	Kanto Natural Gas Development Co., Ltd.	176,000	1,165,262
#	Kyoei Tanker Co., Ltd.	92,000	247,416
	Mitsuuroko Co., Ltd.	207,000	1,414,270
#	Modec, Inc.	119,100	2,604,204
#	Nippon Gas Co., Ltd.	139,000	1,148,713

8

		Shares	Value††
#	Sala Corp.	121,000	$604,855
	San-Ai Oil Co., Ltd.	227,000	868,819
#	Shinko Plantech Co., Ltd.	147,000	1,124,432
#	Sinanen Co., Ltd.	234,000	1,183,432
#	Toa Oil Co., Ltd.	319,000	501,451
#	Toyo Kanetsu KK	436,000	1,010,404
Total Energy			14,608,507

Financials — (7.0%)
*	Azel Corp.	185,000	336,105
*	Bank of the Ryukyus, Ltd.	92,480	1,641,660
	Central Finance Co., Ltd.	298,000	1,365,219
	Century Leasing System, Inc.	160,500	2,498,131
#	Cosmo Securities Co., Ltd.	1,292,000	2,246,952
#	Credia Co., Ltd.	28,000	209,500
	Daibiru Corp.	301,000	3,362,878
#	Daiko Clearing Services Corp.	45,000	551,835
#	Fukushima Bank, Ltd.	585,000	757,897
	Fuyo General Lease Co., Ltd.	96,000	3,201,603
	Gro-BeLS Co., Ltd.	134,000	183,175
	Higashi-Nippon Bank, Ltd.	569,000	2,467,293
#	Ichiyoshi Securities Co., Ltd.	148,000	2,059,066
	Keihanshin Real Estate Co., Ltd.	134,000	838,290
	Kirayaka Holdings, Inc.	98,000	220,189
# *	Kiyo Holdings, Inc.	803,000	1,269,340
#	Kobayashi Yoko Co., Ltd.	30,400	380,711
#	Kosei Securities Co., Ltd.	262,000	413,011
# *	Kyushu-Shinwa Holdings, Inc.	1,095,000	1,175,443
#	Marusan Securities Co., Ltd.	234,000	2,824,319
	Meiwa Estate Co., Ltd.	78,900	1,131,927
	Mito Securities Co., Ltd.	250,000	1,111,470
	Mitsubishi UFJ Financial Group, Inc.	1	11,322
	Miyazaki Bank, Ltd.	460,000	2,170,466
	Nisshin Fudosan Co., Ltd.	72,600	1,058,481
#	Odakyu Real Estate Co., Ltd.	120,000	454,208
	Osaka Securities Finance Co., Ltd.	54,000	219,175
#	Pocket Card Co., Ltd.	82,000	547,704
	Ricoh Leasing Co., Ltd.	97,100	2,467,205
#	Sankei Building Co., Ltd.	194,000	1,693,089
	Sanyo Electric Credit Co., Ltd.	120,500	1,853,156
# *	Seven Seas Holdings Co., Ltd.	160,000	225,128
	Shikoku Bank, Ltd.	696,000	2,674,316
	Shimizu Bank, Ltd.	29,100	1,196,920
	Shinki Co., Ltd.	217,500	816,936
	Shoei Co., Ltd.	34,848	1,026,780
#	Suruga Corp.	37,900	2,872,120
#	Tachihi Enterprise Co., Ltd.	42,650	1,554,652
	Takagi Securities Co., Ltd.	165,000	710,398
#	The Aichi Bank, Ltd.	28,700	3,359,629
	The Akita Bank, Ltd.	625,000	2,924,060
	The Aomori Bank, Ltd.	578,000	2,399,107
	The Bank of Ikeda, Ltd.	47,500	2,365,195
	The Bank of Iwate, Ltd.	56,200	3,226,430
	The Bank of Okinawa, Ltd.	69,400	2,952,572
	The Bank of Saga, Ltd.	548,000	2,030,488
*	The Chiba Kogyo Bank, Ltd.	158,700	2,429,992
	The Chukyo Bank, Ltd.	688,000	2,054,027
	The Daisan Bank, Ltd.	567,000	1,956,610
#	The Daito Bank, Ltd.	376,000	561,977
	The Ehime Bank, Ltd.	510,000	2,156,725
	The Eighteenth Bank, Ltd.	580,000	2,927,993
#	The Fukui Bank, Ltd.	780,000	2,678,090
#	The Hokuetsu Bank, Ltd.	797,000	2,008,540
#	The Kagawa Bank, Ltd.	251,350	1,591,828
*	The Kanto Tsukuba Bank, Ltd.	140,200	1,446,521
	The Kita-Nippon Bank, Ltd.	27,006	1,300,130

9

		Shares	Value††
#	The Michinoku Bank, Ltd.	492,000	$1,759,330
#	The Minato Bank, Ltd.	1,203,000	2,527,164
	The Nagano Bank, Ltd.	288,000	1,007,649
	The Oita Bank, Ltd.	461,000	3,208,520
	TOC Co., Ltd.	430,950	2,182,315
	Tochigi Bank, Ltd.	353,000	2,286,864
	Toho Bank, Ltd.	712,000	3,065,312
	Tohoku Bank, Ltd.	251,000	452,300
	Toho Real Estate Co., Ltd.	172,000	912,931
	Tokushima Bank, Ltd.	238,200	1,483,602
	Tokyo Rakutenchi Co., Ltd.	184,000	780,825
#	Tokyo Theatres Co., Inc.	199,000	490,486
#	Tokyu Community Corp.	43,500	1,342,935
#	Tokyu Livable, Inc.	44,100	3,330,352
	Tomato Bank, Ltd.	341,000	716,820
#	Tottori Bank, Ltd.	283,000	773,355
#	Towa Bank, Ltd.	763,000	1,686,783
# *	Towa Real Estate Development Co., Ltd.	340,500	1,718,610
	Toyo Securities Co., Ltd.	282,000	1,179,922
	Yamagata Bank, Ltd.	560,000	2,896,992
*	Yamaguchi Financial Group, Inc.	66,310	717,205
	Yuraku Real Estate Co., Ltd.	150,000	927,640
Total Financials			127,615,896

Health Care — (2.7%)
	Aloka Co., Ltd.	86,000	809,390
	As One Corp.	58,980	1,500,107
	ASKA Pharmaceutical Co., Ltd.	90,000	736,702
	Create Medic Co., Ltd.	21,000	224,493
#	Eiken Chemical Co., Ltd.	73,000	733,219
	FALCO biosystems, Ltd.	28,200	228,018
	Fuso Pharmaceutical Industries, Ltd.	268,000	744,001
	Hitachi Medical Corp.	121,000	1,291,351
#	Hogy Medical Co., Ltd.	50,000	1,984,305
	Iwaki & Co., Ltd.	55,000	131,672
#	Japan Medical Dynamic Marketing, Inc.	44,900	181,195
#	Jeol, Ltd.	252,000	1,467,819
	JMS Co., Ltd.	108,000	344,250
	Kaken Pharmaceutical Co., Ltd.	356,000	2,785,061
	Kawamoto Corp.	4,000	18,455
	Kawanishi Holdings, Ltd.	7,400	113,167
	Kawasumi Laboratories, Inc.	45,000	249,102
#	Kissei Pharmaceutical Co., Ltd.	176,000	2,923,922
#	KYORIN Co., Ltd.	203,000	2,474,262
	Mochida Pharmaceutical Co., Ltd.	412,000	3,405,541
#	Nichii Gakkan Co.	110,900	1,653,054
#	Nihon Kohden Corp.	145,000	2,917,181
#	Nikkiso Co., Ltd.	222,000	1,703,112
# *	Nippon Chemiphar Co., Ltd.	102,000	588,800
#	Nippon Shinyaku Co., Ltd.	215,000	1,859,946
#	Nipro Corp.	193,000	3,512,653
#	Nissui Pharmaceutical Co., Ltd.	55,800	421,993
	Paramount Bed Co., Ltd.	100,100	1,767,827
	Rion Co., Ltd.	5,000	37,067
#	Rohto Pharmaceutical Co., Ltd.	344,000	3,650,069
#	Seikagaku Corp.	179,800	1,740,143
#	SSP Co., Ltd.	388,000	2,347,013
	Torii Pharmaceutical Co., Ltd.	87,400	1,348,949
#	Towa Pharmaceutical Co., Ltd.	51,600	1,551,831
	Vital-Net, Inc.	120,100	746,252
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	421,971
#	Zeria Pharmaceutical Co., Ltd.	141,000	1,250,800
Total Health Care			49,864,693

10

		Shares	Value††
Industrials — (21.4%)
# *	A&A Material Corp.	190,000	$285,882
#	Advan Co., Ltd.	83,900	1,015,677
	ADVANEX, Inc.	97,000	207,768
#	Aeon Delight Co., Ltd.	64,900	1,317,936
	Aica Kogyo Co., Ltd.	222,000	2,916,413
	Aichi Corp.	245,700	2,535,482
	Aida Engineering, Ltd.	113,000	664,188
	Airport Facilities Co., Ltd.	157,970	890,999
	Airtech Japan, Ltd.	20,100	198,147
#	Alps Logistics Co., Ltd.	48,700	924,229
#	Altech Co., Ltd.	23,000	76,902
	Altech Corp.	31,150	365,956
	Amano Corp.	258,000	3,170,250
#	Ando Corp.	230,000	462,350
	Anest Iwata Corp.	145,000	808,012
# *	Arai-Gumi, Ltd.	59,550	93,479
#	ART Corp.	32,000	997,125
	Asahi Diamond Industrial Co., Ltd.	230,000	1,598,109
	Asahi Kogyosha Co., Ltd.	78,000	250,592
	Asahi Pretec Corp.	108,450	2,229,250
	Asanuma Corp.	189,000	315,621
	Asia Air Survey Co., Ltd.	32,000	105,427
#	Asunaro Aoki Construction Co., Ltd.	146,000	805,099
	Ataka Construction & Engineering Co., Ltd.	60,000	159,039
	Bando Chemical Industries, Ltd.	308,000	1,347,281
	Biken Techno Corp.	14,100	111,133
#	BSL Corp.	649,354	534,119
	Bunka Shutter Co., Ltd.	216,000	1,235,733
	Central Glass Co., Ltd.	617,000	3,574,544
	Central Security Patrols Co., Ltd.	39,900	391,020
#	Chudenko Corp.	198,700	3,060,775
	Chugai Ro Co., Ltd.	296,000	1,059,222
#	Chuo Denki Kogyo Co., Ltd.	54,000	191,774
#	CKD Corp.	214,000	2,029,701
	Commuture Corp.	136,202	1,082,882
#	Cosel Co., Ltd.	130,600	2,238,971
	CTI Engineering Co., Ltd.	38,200	230,604
	Dai-Dan Co., Ltd.	141,000	753,435
	Daihen Corp.	432,000	2,102,266
	Daiho Corp.	202,000	411,051
	Dai-Ichi Jitsugyo Co., Ltd.	177,000	808,401
	Daimei Telecom Engineering Corp.	127,000	1,202,484
#	Daiseki Co., Ltd.	99,960	2,440,193
# *	Daisue Construction Co., Ltd.	242,500	217,251
	Daiwa Industries, Ltd.	149,000	922,837
	Danto Holdings Corp.	78,000	299,568
#	Densei-Lambda KK	60,084	950,600
	Denyo Co., Ltd.	83,000	867,211
	DMW Corp.	1,600	54,031
#	Eneserve Corp.	69,800	330,168
# *	Enshu, Ltd.	161,000	458,809
# *	Fudo Tetra Corp.	619,800	495,198
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	56,898

11

		Shares	Value††
#	Fujita Corp.	115,010	$414,895
	Fujitec Co., Ltd.	287,000	1,985,457
	Fukuda Corp.	136,000	559,240
	Fukusima Industries Corp.	25,500	303,528
#	Fukuyama Transporting Co., Ltd.	864,000	3,060,600
# *	Funai Consulting, Co., Ltd.	94,000	615,863
	Furukawa Co., Ltd.	1,256,000	2,983,100
	Furusato Industries, Ltd.	52,000	669,758
	Futaba Corp.	116,300	2,708,840
	Gecoss Corp.	110,300	679,272
# *	GS Yuasa Corp.	1,151,000	2,551,268
#	Hakuyosha Co., Ltd.	88,000	275,830
#	Haltec Corp.	32,000	47,986
# *	Hamai Co., Ltd.	77,000	202,226
	Hanwa Co., Ltd.	664,000	2,451,433
#	Hazama Corp.	293,600	420,563
	Hibiya Engineering, Ltd.	117,000	978,009
#	Hisaka Works, Ltd.	41,000	663,996
	Hitachi Metals Techno, Ltd.	37,500	165,855
#	Hitachi Plant Technologies, Ltd.	617,570	3,274,297
#	Hitachi Tool Engineering, Ltd.	86,000	1,147,465
	Hitachi Transport System, Ltd.	345,000	3,674,460
*	Hitachi Zosen Corp.	2,003,000	2,060,165
	Hokuriku Electrical Construction Co., Ltd.	56,000	177,934
#	Hosokawa Micron Corp.	129,000	996,491
#	Howa Machinery, Ltd.	338,000	468,225
	IBJ Leasing Co., Ltd.	113,800	2,873,267
# *	Ichiken Co., Ltd.	79,000	166,761
#	Idec Corp.	117,500	1,874,531
	Iino Kaiun Kaisha, Ltd.	355,000	3,101,328
	i-Logistics Corp.	91,000	268,226
#	Inaba Denki Sangyo Co., Ltd.	80,600	2,681,374
	Inabata and Co., Ltd.	190,000	1,518,529
# *	Inoue Kogyo Co., Ltd.	357,000	249,086
#	Inui Steamship Co., Ltd.	68,000	268,024
#	Iseki & Co., Ltd.	709,000	1,766,015
# *	Ishikawa Seisakusho, Ltd.	116,000	146,664
	Ishikawajima Construction Materials Co., Ltd.	43,000	81,365
	Ishikawajima Transport Machinery Co., Ltd.	64,000	253,580
	Itoki Crebio Corp.	162,000	2,086,388
	Iwasaki Electric Co., Ltd.	238,000	588,401
#	Iwatani International Corp.	775,000	2,179,241
# *	J Bridge Corp.	154,000	286,874
#	Jalux, Inc.	39,100	730,410
#	Jamco Corp.	82,000	864,140
	Japan Airport Terminal Co., Ltd.	305,700	3,451,923
# *	Japan Bridge Corp.	31,000	23,743
#	Japan Cash Machine Co., Ltd.	88,915	942,525
	Japan Foundation Engineering Co., Ltd.	79,700	270,976
#	Japan Kenzai Co., Ltd.	83,740	545,087
#	Japan Pulp and Paper Co., Ltd.	447,000	1,630,432
#	Japan Servo Co., Ltd.	80,000	138,045
	Japan Steel Tower Co., Ltd.	44,000	228,575
#	Japan Transcity Corp.	208,000	1,046,376
	JFE Shoji Holdings, Inc.	754,000	3,258,893

12

		Shares	Value††
	K.R.S. Corp.	34,200	$468,034
*	Kamagai Gumi Co., Ltd.	419,800	818,046
	Kamei Corp.	115,000	749,240
	Kanaden Corp.	95,000	584,864
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	901,839
	Kanamoto Co., Ltd.	92,000	659,672
# *	Kanematsu Corp.	1,306,625	2,084,120
# *	Kanematsu-NNK Corp.	94,000	144,657
#	Katakura Industries Co., Ltd.	104,000	1,602,675
	Kato Works Co., Ltd.	181,000	743,706
	Kawada Industries, Inc.	126,000	253,358
# *	Kimmon Manufacturing Co., Ltd.	141,000	273,543
# *	Kimura Chemical Plants Co., Ltd.	45,000	104,394
#	Kinki Sharyo Co., Ltd.	200,000	971,574
*	Kinsho Corp.	51,000	142,640
	Kintetsu World Express, Inc.	112,600	2,638,988
	Kioritz Corp.	210,000	590,956
#	Kitagawa Iron Works Co., Ltd.	306,000	675,790
#	Kitano Construction Corp.	237,000	557,399
	Kitazawa Sangyo Co., Ltd.	57,000	200,424
#	Kitz Corp.	384,000	3,085,080
	Koike Sanso Kogyo Co., Ltd.	109,000	441,053
	Koito Industries, Ltd.	102,000	439,982
*	Kokusai Kogyo Co., Ltd.	88,000	266,097
	Komai Tekko, Inc.	88,000	211,929
	Komatsu Wall Industry Co., Ltd.	29,400	479,921
	Kondotec, Inc.	30,000	237,301
#	Kosaido Co., Ltd.	71,000	375,099
	Kuroda Electric Co., Ltd.	103,100	1,005,863
	Kyodo Printing Co., Ltd.	282,000	1,019,051
#	Kyoei Sangyo Co., Ltd.	80,000	296,185
#	Kyokuto Boeki Kaisha, Ltd.	63,000	187,402
	Kyokuto Kaihatsu Kogyo Co., Ltd.	132,400	1,039,650
	Kyosan Electric Manufacturing Co., Ltd.	193,000	713,973
	Kyowa Exeo Corp.	302,000	2,755,870
	Kyudenko Corp.	244,000	1,219,071
*	Link Consulting Associates - Japan Corp.	24,300	33,325
# *	Lonseal Corp.	127,000	213,027
#	Maeda Corp.	572,000	2,012,575
	Maeda Road Construction Co., Ltd.	294,000	2,052,002
	Maezawa Industries, Inc.	59,300	330,891
	Maezawa Kaisei Industries Co., Ltd.	48,200	676,370
	Makino Milling Machine Co., Ltd.	345,000	3,773,802
	Marubeni Construction Material Lease Co., Ltd.	78,000	178,720
	Maruwn Corp.	66,000	238,699
#	Maruyama Manufacturing Co., Inc.	150,000	420,180
	Maruzen Showa Unyu Co., Ltd.	276,000	919,643
#	Matsuda Sangyo Co., Ltd.	72,300	1,541,930
	Matsui Construction Co., Ltd.	73,600	273,278
*	Matsuo Bridge Co., Ltd.	72,000	76,370
	Max Co., Ltd.	168,000	2,508,119
#	Meidensha Corp.	702,050	2,423,355
# *	Meiji Machine Co., Ltd.	144,000	112,511
#	Meiji Shipping Co., Ltd.	85,000	249,938
*	Meisei Industrial Co., Ltd.	29,000	128,438

13

		Shares	Value††
#	Meitec Corp.	115,600	$3,677,433
	Meito Transportation Co., Ltd.	22,000	170,654
# *	Meiwa Trading Co., Ltd.	119,000	305,121
	Mirai Group Co., Ltd.	69,000	117,557
#	Mitsubishi Cable Industries, Ltd.	643,000	982,594
# *	Mitsubishi Kakoki Kaisha, Ltd.	212,000	611,583
	Mitsubishi Pencil Co., Ltd.	103,000	1,517,285
	Mitsuboshi Belting, Ltd.	240,000	1,418,569
# *	Mitsui Matsushima Co., Ltd.	191,000	233,427
	Mitsui-Soko Co., Ltd.	444,000	2,573,448
	Mitsumura Printing Co., Ltd.	95,000	371,274
	Miura Co., Ltd.	132,400	3,412,349
	Miura Printing Corp.	19,000	54,438
*	Miyaji Engineering Group	148,000	146,853
# *	Mori Denki Mfg. Co., Ltd.	628,000	118,536
#	Morita Corp.	144,000	695,765
	Moshi Moshi Hotline, Inc.	54,200	2,252,055
	Mystar Engineering Corp.	15,600	84,464
	Nabtesco Corp.	270,000	3,192,002
	NAC Co., Ltd.	25,100	454,724
#	Nachi-Fujikoshi Corp.	604,000	3,042,100
*	Nakano Corp.	77,000	123,958
	NEC System Integration & Construction, Ltd.	152,600	1,764,948
	Nichias Corp.	397,000	2,810,177
	Nichiban Co., Ltd.	125,000	516,458
#	Nichiha Corp.	112,980	1,381,362
# *	Nihon Spindle Manufacturing Co., Ltd.	88,000	215,106
	Nikko Co., Ltd.	98,000	255,543
	Nippei Toyama Corp.	153,000	1,219,842
	Nippo Corp.	367,000	2,680,245
#	Nippon Carbon Co., Ltd.	375,000	1,410,583
# *	Nippon Conveyor Co., Ltd.	168,000	165,614
	Nippon Densetsu Kogyo Co., Ltd.	203,000	1,311,703
	Nippon Denwa Shisetu Co., Ltd.	194,000	654,485
	Nippon Hume Corp.	76,000	239,744
	Nippon Jogesuido Sekkei Co., Ltd.	232	246,025
	Nippon Kanzai Co., Ltd.	64,400	1,432,816
	Nippon Koei Co., Ltd., Tokyo	263,000	709,844
	Nippon Konpo Unyu Soko Co., Ltd.	235,000	2,687,266
#	Nippon Parking Development Co., Ltd.	10,141	1,350,630
	Nippon Seisen Co., Ltd.	68,000	308,618
#	Nippon Sharyo, Ltd.	462,000	1,130,279
	Nippon Signal Co., Ltd.	195,000	1,389,151
	Nippon Thompson Co., Ltd.	233,000	2,128,409
	Nippon Tungsten Co., Ltd.	64,000	196,938
#	Nippon Yusoki Co., Ltd.	116,000	619,298
#	Nishimatsu Construction Co., Ltd.	872,000	2,871,548
*	Nishishiba Electric Co., Ltd.	73,000	115,145
	Nissan Diesel Motor Co., Ltd.	420,000	1,407,546
	Nissei Corp.	97,600	1,063,234
	Nissei Plastic Industrial Co., Ltd.	58,000	389,850
#	Nissin Corp.	310,000	1,134,344
#	Nissin Electric Co., Ltd.	327,000	1,314,321
	Nitchitsu Co., Ltd.	28,000	91,914
	Nitta Corp.	91,000	1,718,769

14

		Shares	Value††
	Nitto Boseki Co., Ltd.	793,000	$2,593,494
	Nitto Electric Works, Ltd.	138,600	2,188,372
	Nitto Kohki Co., Ltd.	71,300	1,496,044
#	Nitto Seiko Co., Ltd.	115,000	607,569
*	Nittoc Construction Co., Ltd.	93,000	84,893
	Noda Corp.	33,800	133,529
	Nomura Co., Ltd.	184,000	1,008,739
	Noritz Corp.	157,200	2,738,051
	Obayashi Road Corp.	106,000	197,855
	Odakyu Construction Co., Ltd.	29,000	77,293
*	Ohmori Co., Ltd.	95,400	25,481
#	Oiles Corp.	77,560	1,781,565
	Okabe Co., Ltd.	160,000	669,213
#	Okamoto Machine Tool Works, Ltd.	128,000	596,557
	Okamura Corp.	341,000	3,785,640
#	Oki Electric Cable Co., Ltd.	93,000	225,770
	OKK Corp.	233,000	782,104
#	Okumura Corp.	632,000	3,079,006
#	O-M, Ltd.	107,000	504,939
	Onoken Co., Ltd.	62,800	756,945
	Organo Corp.	180,000	1,772,816
	Oriental Construction Co., Ltd.	65,900	212,170
	Original Engineering Consultants Co., Ltd.	9,000	34,201
	Oyo Corp.	94,000	968,134
	P.S. Mitsubishi Construction Co., Ltd.	76,800	275,656
*	Pasco Corp.	180,500	300,530
#	Pasona, Inc.	1,313	2,484,807
	Patlite Corp.	56,480	534,526
# *	Penta-Ocean Construction Co., Ltd.	1,579,000	1,734,758
# *	PIA Corp.	29,500	450,806
	Pilot Corp.	141	977,061
#	PRONEXUS, Ltd.	118,000	1,026,421
	Raito Kogyo Co., Ltd.	178,900	539,948
#	Rasa Industries, Ltd.	219,000	894,271
	Rheon Automatic Machinery Co., Ltd.	64,000	217,047
	Riken Electric Wire Co., Ltd.	39,000	66,917
	Ryobi, Ltd.	519,000	4,171,557
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	81,192
# *	Sailor Pen Co., Ltd.	74,000	90,983
#	Sakai Heavy Industries, Ltd.	96,000	200,644
*	Sakurada Co., Ltd.	225,000	94,986
# *	Sanix, Inc.	96,200	181,346
	Sanki Engineering Co., Ltd.	239,000	1,612,827
	Sanko Metal Industrial Co., Ltd.	88,000	157,676
#	Sankyo-Tateyama Holdings, Inc.	1,032,000	2,259,596
	Sanritsu Corp.	12,700	106,333
	Sanyo Denki Co., Ltd.	186,000	1,226,484
	Sanyo Engineering & Construction, Inc.	48,000	242,886
	Sanyo Industries, Ltd., Tokyo	72,000	161,296
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	506,000	1,427,856
# *	Sata Construction Co., Ltd., Gumma	180,000	165,490
	Sato Corp.	98,500	1,635,278
	Sato Shoji Corp.	58,000	527,965
	Sawafuji Electric Co., Ltd.	48,000	136,092
	Secom Joshinetsu Co., Ltd.	34,800	826,259

15

		Shares	Value††
	Secom Techno Service Co., Ltd.	41,000	$1,718,304
	Seibu Electric Industry Co., Ltd.	46,000	252,493
#	Seika Corp.	258,000	660,353
# *	Seikitokyu Kogyo Co., Ltd.	335,000	273,889
	Sekisui Jushi Co., Ltd.	147,000	1,021,007
	Senko Co., Ltd.	327,000	1,014,158
#	Senshu Electric Co., Ltd.	29,800	648,195
#	Shibaura Mechatronics Corp.	152,000	788,092
	Shibusawa Warehouse Co., Ltd.	228,000	880,586
	Shibuya Kogyo Co., Ltd.	84,500	710,522
#	Shima Seiki Manufacturing Co., Ltd.	119,000	2,812,449
	Shin Nippon Air Technologies Co., Ltd.	76,080	545,808
#	Shin-Keisei Electric Railway Co., Ltd.	141,000	517,292
#	Shinko Electric Co., Ltd.	447,000	1,251,449
	Shin-Kobe Electric Machinery Co., Ltd.	151,000	787,303
	Shinmaywa Industries, Ltd.	368,000	1,831,157
	Shinsho Corp.	252,000	677,499
#	Shinwa Kaiun Kaisha, Ltd.	479,000	1,733,898
	Shiraishi Corp.	25,000	27,176
#	Sho-Bond Corp.	87,900	832,397
#	Shoko Co., Ltd.	284,000	492,809
#	Showa Aircraft Industry Co., Ltd.	100,000	1,203,829
#	Showa KDE Co., Ltd.	95,000	155,447
	Sintokogio, Ltd.	178,000	2,299,560
	Soda Nikka Co., Ltd.	58,000	214,916
	Sodick Co., Ltd.	170,000	1,365,560
	Space Co., Ltd.	67,320	527,479
#	STB Leasing Co., Ltd.	61,000	1,081,065
	Subaru Enterprise Co., Ltd.	59,000	192,430
	Sugimoto & Co., Ltd.	30,000	466,613
# *	Sumitomo Coal Mining Co., Ltd.	600,500	676,042
	Sumitomo Densetsu Co., Ltd.	85,800	273,769
# *	Sumitomo Mitsui Construction Co., Ltd.	252,560	748,715
#	Sumitomo Precision Products Co., Ltd.	156,000	778,830
#	Sumitomo Warehouse Co., Ltd.	280,000	2,041,457
	Sun Wave Corp.	136,000	367,690
#	SWCC Showa Holdings Co., Ltd.	665,000	897,866
#	Tadano, Ltd.	392,000	4,231,054
	Taihei Dengyo Kaisha, Ltd.	136,000	900,167
#	Taihei Kogyo Co., Ltd.	220,000	868,131
# *	Taiheiyo Kouhatsu, Inc.	142,000	151,212
#	Taiho Kogyo Co., Ltd.	85,100	985,624
#	Taikisha, Ltd.	118,000	1,922,523
	Taisei Rotec Corp.	230,000	415,944
	Takada Kiko Co., Ltd.	44,000	154,296
	Takano Co., Ltd.	47,000	554,327
#	Takaoka Electric Manufacturing Co., Ltd.	320,000	600,242
#	Takara Printing Co., Ltd.	33,055	321,241
	Takara Standard Co., Ltd.	471,000	2,776,087
	Takasago Thermal Engineering Co., Ltd.	272,000	2,443,252
#	Takashima & Co., Ltd.	110,000	237,906
	Takigami Steel Construction Co., Ltd.	50,000	276,878
#	Takuma Co., Ltd.	268,000	1,620,210
	Tanseisha Co., Ltd.	58,000	252,237
	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	504,915

16

		Shares	Value††
	TCM Corp.	272,000	$869,715
	Techno Associe Co., Ltd.	53,900	594,997
	Techno Ryowa, Ltd.	38,200	199,747
	Teikoku Electric Manufacturing Co., Ltd.	21,200	301,715
#	Tekken Corp.	478,000	647,721
	Teraoka Seisakusho Co., Ltd.	47,000	355,071
#	The Keihin Co., Ltd.	178,000	507,411
	The Kodensha Co., Ltd.	25,000	81,801
	The Nippon Road Co., Ltd.	299,000	570,711
	The Yasuda Warehouse Co., Ltd.	94,000	840,869
#	Toa Corp.	675,000	742,800
#	Toa Doro Kogyo Co., Ltd.	124,000	249,202
# *	Tobishima Corp.	1,231,500	868,003
#	Tocalo Co., Ltd.	48,000	1,770,811
	Todentu Corp.	98,000	297,991
	Toenec Corp.	301,000	1,127,061
#	Tokai Lease Co., Ltd.	60,000	129,695
#	Tokimec, Inc.	254,000	589,688
	Toko Electric Corp.	72,000	318,748
	Tokyo Biso Kogyo Corp.	19,000	130,400
	Tokyo Energy & Systems, Inc.	115,000	809,956
#	Tokyo Kikai Seisakusho, Ltd.	255,000	704,046
#	Tokyo Leasing Co., Ltd.	203,300	3,319,429
	Tokyo Sangyo Co., Ltd.	65,000	216,117
#	Tokyu Construction Co., Ltd.	202,510	1,622,217
	Toli Corp.	203,000	558,789
#	Tomoe Corp.	99,000	329,396
	Tonami Transportation Co., Ltd.	301,000	750,603
#	Tori Holdings Co., Ltd.	2,809,000	944,919
#	Torishima Pump Manufacturing Co., Ltd.	91,000	762,352
	Toshiba Plant Kensetsu Co., Ltd.	297,000	1,914,156
	Tosho Printing Co., Ltd.	192,000	587,956
	Totetsu Kogyo Co., Ltd.	97,000	547,251
# *	Toyo Construction Co., Ltd.	919,000	647,364
#	Toyo Electric Co., Ltd.	121,000	556,508
#	Toyo Engineering Corp.	597,000	2,348,740
#	Toyo Machinery & Metal Co., Ltd.	61,000	453,250
#	Toyo Shutter Co., Ltd.	11,800	131,654
#	Toyo Wharf & Warehouse Co., Ltd.	249,000	506,348
	Trusco Nakayama Corp.	100,700	2,027,821
	Tsubaki Nakashima Co., Ltd.	160,400	2,288,971
	Tsubakimoto Chain Co.	609,000	3,393,398
	Tsubakimoto Kogyo Co., Ltd.	78,000	281,996
	Tsudakoma Corp.	204,000	428,535
#	Tsugami Corp.	272,000	1,573,461
#	Tsukishima Kikai Co., Ltd.	140,000	1,845,666
	Tsurumi Manufacturing Co., Ltd.	85,000	844,362
	Tsuzuki Denki Co., Ltd.	58,000	195,782
	TTK Co., Ltd.	62,000	340,329
	Uchida Yoko Co., Ltd.	165,000	947,317
	Ueki Corp.	47,000	78,619
#	UFJ Central Leasing Co., Ltd.	69,000	3,424,326
#	Union Tool Co.	71,200	3,234,508
	Utoc Corp.	68,000	219,240
# *	Venture Link Co., Ltd.	382,500	874,143

17

		Shares	Value††
#	Wakachiku Construction Co., Ltd.	395,000	$400,797
	Weathernews, Inc.	20,000	100,876
#	Yahagi Construction Co., Ltd.	135,000	556,503
	Yamato Corp.	68,000	261,268
	Yamaura Corp.	40,500	118,187
	Yamazen Co., Ltd.	289,000	1,816,635
	Yokogawa Bridge Corp.	98,400	408,822
	Yondenko Corp.	108,800	524,846
# *	Yuasa Trading Co., Ltd.	721,000	1,244,056
	Yuken Kogyo Co., Ltd.	107,000	320,200
	Yurtec Corp.	253,000	1,155,395
#	Yushin Precision Equipment Co., Ltd.	42,940	834,839
Total Industrials			390,260,520

Information Technology — (10.1%)
	Aichi Tokei Denki Co., Ltd.	113,000	305,123
	Aiphone Co., Ltd.	64,400	1,191,375
# *	Allied Telesis Holdings KK	237,600	327,807
#	Alpha Systems, Inc.	38,500	1,136,980
#	Anritsu Corp.	403,000	2,225,544
	AOI Electronics Co., Ltd.	35,500	827,032
*	Apic Yamada Corp.	20,000	141,848
	Argo 21 Corp.	27,700	246,852
#	Arisawa Manufacturing Co., Ltd.	139,400	1,561,278
	CAC Corp.	65,100	570,986
	Canon Electronics, Inc.	88,000	3,799,385
	Canon Finetech, Inc.	130,070	2,486,938
#	Capcom Co., Ltd.	184,400	3,266,153
	Chino Corp.	143,000	442,481
#	CMK Corp.	191,000	1,940,642
	Computer Engineering & Consulting, Ltd.	49,800	609,530
	Core Corp.	37,700	286,783
	Cresco, Ltd.	11,600	105,638
*	Daiko Denshi Tsushin, Ltd.	23,000	55,617
	Daiwabo Information System Co., Ltd.	59,000	785,084
#	Denki Kogyo Co., Ltd.	214,000	1,911,676
	DKK-TOA Corp.	31,000	76,652
#	Dodwell B.M.S., Ltd.	141,700	1,000,530
#	DTS Corp.	38,500	1,416,109
#	eAccess, Ltd.	3,747	2,184,707
	Eizo Nanao Corp.	70,100	1,751,200
*	Elna Co., Ltd.	97,000	120,821
#	Enplas Corp.	65,100	984,348
# *	Epson Toyocom Corp.	409,000	3,026,788
	ESPEC Corp.	70,000	970,512
# *	FDK Corp.	386,000	618,889
	Fuji Soft, Inc.	118,200	2,844,967
# *	Fujitsu Access, Ltd.	70,600	383,162
	Fujitsu Devices, Inc.	74,000	995,104
#	Fujitsu Fronttec, Ltd.	64,200	514,100
	Fuso Dentsu Co., Ltd.	16,000	58,714
#	Future System Consulting Corp.	1,361	1,237,898
#	GMO Internet, Inc.	191,000	1,630,793
	Graphtec Corp.	39,000	69,160
	Hakuto Co., Ltd.	71,800	1,011,259

18

		Shares	Value††
	Hitachi Business Solution Co., Ltd.	32,900	$204,651
	Hitachi Information Systems, Ltd.	137,600	2,913,930
#	Hitachi Kokusai Electric, Inc.	319,000	3,730,441
	Hitachi Software Engineering Co., Ltd.	194,800	3,620,441
	Hitachi Systems & Services, Ltd.	76,000	1,540,358
	Hochiki Corp.	70,000	355,215
#	Hokuriku Electric Industry Co., Ltd.	286,000	750,857
#	Horiba, Ltd.	103,000	3,444,273
	Hosiden Corp.	227,400	2,381,000
	Icom, Inc.	45,100	1,206,562
# *	Ikegami Tsushinki Co., Ltd.	137,000	217,546
*	Ines Corp.	158,100	946,829
	I-Net Corp.	36,800	274,607
#	Information Services International-Dentsu, Ltd.	91,400	1,112,937
# *	INTEC Holdings, Ltd.	147,128	2,097,198
#	Invoice, Inc.	36,923	1,148,659
	Ishii Hyoki Co., Ltd.	18,500	377,316
# *	Iwatsu Electric Co., Ltd.	311,000	465,684
	Japan Aviation Electronics Industry, Ltd.	183,000	2,613,874
	Japan Business Computer Co., Ltd.	59,900	549,965
	Japan Digital Laboratory Co., Ltd.	101,900	1,540,856
*	Japan Radio Co., Ltd.	429,000	1,268,173
	Jastec Co., Ltd.	54,600	441,844
*	JBIS Holdings, Inc.	47,400	256,338
	JIEC Co., Ltd.	98	89,750
	Kaga Electronics Co., Ltd.	87,600	1,557,694
	Kanematsu Electronics, Ltd.	68,300	451,334
	Kasuga Electric Works, Ltd.	44,000	188,579
	Kawatetsu Systems, Inc.	174	200,745
#	Koa Corp.	134,700	1,886,032
#	Koei Co., Ltd.	149,500	2,653,927
	Komatsu Electronics Metals Co., Ltd.	88,200	5,139,038
# *	Kubotek Corp.	285	97,992
#	Kyoden Co., Ltd.	160,000	673,839
	Kyowa Electronic Instruments Co., Ltd.	52,000	179,581
	Macnica, Inc.	56,800	1,899,304
	Marubeni Infotec Corp.	21,000	55,345
	Marubun Corp.	86,500	1,148,508
	Maruwa Co., Ltd.	31,400	724,563
	Maspro Denkoh Corp.	53,900	452,895
#	Megachips Corp.	78,500	1,463,232
#	Melco Holdings, Inc.	9,000	267,947
#	Mimasu Semiconductor Industry Co., Ltd.	13,781	271,146
	Miroku Jyoho Service Co., Ltd.	63,000	176,701
#	Mitsui High-Tec, Inc.	128,300	1,595,075
	Mitsui Knowledge Industry Co., Ltd.	33,800	524,718
#	Mitsumi Electric Co., Ltd.	228,000	3,942,140
	Moritex Corp.	35,100	161,964
*	Mutoh Industries, Ltd.	130,000	297,593
*	Nagano Japan Radio Co., Ltd.	85,000	131,149
	Nakayo Telecommunications, Inc.	49,000	172,512
#	NEC Fielding, Ltd.	168,300	2,246,316
	NEC Mobiling, Ltd.	43,100	749,121
#	NEC Tokin Corp.	349,000	2,163,683
#	Net One Systems Co., Ltd.	1,772	2,603,197

19

		Shares	Value††
#	Netmarks, Inc.	432	$304,450
#	New Japan Radio Co., Ltd.	72,000	460,436
#	NextCom K.K.	1,000	299,496
	Nichicon Corp.	260,200	3,121,215
#	Nihon Dempa Kogyo Co., Ltd.	65,700	2,709,926
#	Nihon Inter Electronics Corp.	94,700	588,512
	Nippon Avionics Co., Ltd.	83,000	324,078
	Nippon Ceramic Co., Ltd.	72,000	891,895
	Nippon Chemi-Con Corp.	398,000	3,206,929
	Nippon Systemware Co., Ltd.	30,000	173,652
	Nissho Electronics Corp.	65,800	457,592
#	NIWS Co. HQ, Ltd.	2,099	1,368,754
	Nohmi Bosai, Ltd.	130,000	858,369
	NS Solutions Corp.	48,600	1,436,385
	NSD Co., Ltd.	80,400	2,832,604
	Okaya Electric Industries Co., Ltd.	53,000	313,875
	Ono Sokki Co., Ltd.	81,000	562,506
	Origin Electric Co., Ltd.	101,000	636,310
	Osaki Electric Co., Ltd.	118,000	911,439
	PCA Corp.	17,500	271,235
*	Pulstec Industrial Co., Ltd.	21,200	52,975
	Ricoh Elemex Corp.	63,000	392,435
	Rikei Corp.	22,500	66,984
	Riken Keiki Co., Ltd.	71,400	522,527
#	Roland DG Corp.	55,400	1,694,075
	Ryoden Trading Co., Ltd.	142,000	1,012,799
	Ryosan Co., Ltd.	117,900	2,963,065
	Ryoyo Electro Corp.	100,300	1,350,826
	Sanko Co., Ltd.	22,000	115,676
	Sanshin Electronics Co., Ltd.	102,000	1,103,853
	Satori Electric Co., Ltd.	54,880	825,688
	Sekonic Corp.	36,000	86,989
#	Shindengen Electric Manufacturing Co., Ltd.	245,000	1,175,631
#	Shinkawa, Ltd.	61,100	1,379,714
	Shinko Shoji Co., Ltd.	71,000	960,624
	Shizuki Electric Co., Inc.	78,000	326,879
	Siix Corp.	33,300	318,926
	SMK Corp.	241,000	1,634,993
	Sokkisha Co., Ltd.	85,000	392,537
	Sorun Corp.	90,800	897,238
*	SPC Electronics Corp.	48,200	141,664
*	SRA Holdings	41,000	618,427
	Star Micronics Co., Ltd.	174,000	3,480,727
#	Sumida Corp.	60,849	1,180,411
#	Sumisho Computer Systems Corp.	160,100	3,903,032
#	SunTelephone Co., Ltd.	92,000	787,592
	Tachibana Eletech Co., Ltd.	64,100	634,928
	Tamura Corp.	234,000	980,650
	Tamura Taiko Holdings, Inc.	177,000	564,300
# *	Teac Corp.	584,000	622,604
	Teikoku Tsushin Kogyo Co., Ltd.	156,000	716,223
#	TIS, Inc.	145,000	3,462,009
	TKC Corp.	94,500	1,665,097
	Toko, Inc.	309,000	733,593
#	Tokyo Denpa Co., Ltd.	19,800	255,750

20

		Shares	Value††
	Tokyo Electron Device, Ltd.	248	$515,465
#	Tomen Electronics Corp.	48,500	888,288
#	Tose Co., Ltd.	17,800	195,121
#	Toshiba Ceramics Co., Ltd.	357,000	1,818,905
*	Totoku Electric Co., Ltd., Tokyo	91,000	159,903
	Toukei Computer Co., Ltd.	23,510	323,210
# *	Towa Corp.	74,800	475,313
# *	Towa Meccs Corp.	127,000	90,398
#	Toyo Corp.	100,400	1,165,207
#	Trans Cosmos, Inc.	145,400	3,006,690
	Tsuzuki Densan Co., Ltd.	22,500	108,471
	Uniden Corp.	197,000	1,456,953
*	Union Holdings Co., Ltd.	14,700	13,278
	Yamaichi Electronics Co., Ltd.	56,000	494,704
	Yaskawa Information Systems Corp.	40,000	171,774
	Ye Data, Inc.	43,000	122,977
#	Yokowo Co., Ltd.	64,200	707,454
	Zuken, Inc.	83,000	838,743
Total Information Technology			184,049,592

Materials — (8.2%)
#	Achilles Corp.	608,000	1,035,565
	Adeka Corp.	325,000	3,167,643
	Agro-Kanesho Co., Ltd.	7,000	57,426
	Arakawa Chemical Industries, Ltd.	60,100	635,670
	Aronkasei Co., Ltd.	107,000	496,115
	Asahi Organic Chemicals Industry Co., Ltd.	301,000	1,198,575
	Chuetsu Pulp and Paper Co., Ltd.	358,000	706,696
# *	Chugai Mining Co., Ltd.	564,300	522,992
#	Chugoku Marine Paints, Ltd.	214,000	1,481,629
#	Chugokukogyo Co., Ltd.	88,000	200,789
# *	Co-Op Chemical Co., Ltd.	163,000	238,582
#	Dai Nippon Toryo, Ltd.	415,000	628,188
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	101,000	258,149
#	Daiken Corp.	398,000	1,324,246
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	282,000	1,443,457
#	Daio Paper Corp.	385,000	3,121,284
#	Daiso Co., Ltd.	336,000	957,490
	DC Co., Ltd.	75,000	339,938
	Dijet Industrial Co., Ltd.	58,000	135,760
	Dynapac Co., Ltd.	25,000	90,570
	FP Corp.	68,400	2,501,526
	Fujikura Kasei Co., Ltd.	86,000	865,615
	Fumakilla, Ltd.	59,000	152,758
#	Geostar Corp.	10,000	33,408
#	Godo Steel, Ltd.	507,000	2,501,111
#	Gun-Ei Chemical Industry Co., Ltd.	269,000	702,487
	Harima Chemicals, Inc.	69,000	451,223
#	Hodogaya Chemical Co., Ltd.	261,000	783,243
	Hokkan Holdings, Ltd.	198,000	614,818
#	Hokko Chemical Industry Co., Ltd.	71,000	265,939
#	Hokuetsu Paper Mills, Ltd.	513,000	2,757,126
#	Hokushin Co., Ltd.	64,000	115,009
	Honshu Chemical Industry Co., Ltd.	29,000	238,281

21

		Shares	Value††
#	Ihara Chemical Industry Co., Ltd.	155,000	$415,660
	ISE Chemicals Corp.	75,000	690,859
*	Ishihara Sangyo Kaisha, Ltd.	1,178,500	1,512,132
#	Ishii Iron Works Co., Ltd.	77,000	172,468
#	Japan Carlit Co., Ltd.	59,800	436,206
	JSP Corp.	92,400	923,530
	Kanto Denka Kogyo Co., Ltd.	174,000	1,128,120
	Kasei (C.I.) Co., Ltd.	89,000	317,477
	Katakura Chikkarin Co., Ltd.	43,000	148,319
	Kawasaki Kasei Chemicals, Ltd.	88,000	141,793
#	Kishu Paper Co., Ltd.	233,000	338,996
	Koatsu Gas Kogyo Co., Ltd.	167,000	945,444
	Kohsoku Corp.	59,500	349,234
	Konishi Co., Ltd.	55,600	493,847
	Kumiai Chemical Industry Co., Ltd.	263,000	527,164
	Kureha Corp.	603,000	2,816,699
#	Kurimoto, Ltd.	418,000	994,681
#	Kurosaki Harima Corp.	247,000	904,738
#	MEC Co., Ltd.	62,800	735,359
	Mesco, Inc.	30,000	156,363
# *	Mitsubishi Paper Mills, Ltd.	999,000	1,643,632
	Mitsubishi Plastics, Inc.	680,000	1,895,309
	Mitsubishi Shindoh Co., Ltd.	34,000	98,421
#	Mitsubishi Steel Manufacturing Co., Ltd.	494,000	2,109,097
# *	Mitsui Mining Co., Ltd.	707,000	1,162,761
	Mory Industries, Inc.	135,000	470,320
	Nakabayashi Co., Ltd.	147,000	306,303
	Nakayama Steel Works, Ltd.	415,000	1,435,502
#	Neturen Co., Ltd., Tokyo	135,000	1,607,517
#	Nichia Steel Works, Ltd.	157,900	570,880
	Nichireki Co., Ltd.	74,000	218,202
	Nifco, Inc.	171,000	3,685,499
	Nihon Kagaku Sangyo Co., Ltd.	49,000	355,007
	Nihon Matai Co., Ltd.	82,000	185,022
	Nihon Nohyaku Co., Ltd.	207,000	692,772
	Nihon Parkerizing Co., Ltd.	204,000	3,636,805
	Nihon Seiko Co., Ltd.	18,000	56,263
*	Nippon Carbide Industries Co., Inc.	201,000	429,673
	Nippon Chemical Industrial Co., Ltd.	273,000	762,189
#	Nippon Chutetsukan KK	73,000	156,529
#	Nippon Concrete Industries Co., Ltd.	134,000	346,366
#	Nippon Denko Co., Ltd.	331,000	1,217,977
	Nippon Fine Chemical Co., Ltd.	82,000	514,195
	Nippon Foil Mfg., Co., Ltd.	51,000	78,633
# *	Nippon Kasei Chemical Co., Ltd.	318,000	579,203
#	Nippon Kinzoku Co., Ltd.	200,000	424,697
#	Nippon Koshuha Steel Co., Ltd.	396,000	684,016
#	Nippon Metal Industry Co., Ltd.	544,000	1,543,147
	Nippon Paint Co., Ltd.	798,000	4,248,298
	Nippon Pigment Co., Ltd.	11,000	36,116
#	Nippon Pillar Packing Co., Ltd.	71,000	783,911
*	Nippon Soda Co., Ltd.	492,000	2,112,646
#	Nippon Valqua Industries, Ltd.	282,000	971,001
#	Nippon Yakin Kogyo Co., Ltd.	348,000	1,900,056
#	Nittetsu Mining Co., Ltd.	264,000	2,099,363

22

		Shares	Value††
	Nitto FC Co., Ltd.	72,000	$437,653
	NOF Corp.	633,000	3,396,847
	Okamoto Industries, Inc.	370,000	1,344,397
	Okura Industrial Co., Ltd.	192,000	757,086
#	Osaka Steel Co., Ltd.	134,400	2,420,723
	Riken Technos Corp.	202,000	734,713
#	S Science Co., Ltd.	3,050,000	789,162
#	S.T. Chemical Co., Ltd.	91,700	1,230,152
	Sakai Chemical Industry Co., Ltd.	331,000	1,655,875
	Sakata INX Corp.	186,000	954,328
#	Sanyo Chemical Industries, Ltd.	374,000	2,448,246
	Sanyo Special Steel Co., Ltd.	434,000	2,797,540
	Sekisui Plastics Co., Ltd.	311,000	1,021,834
	Shikoku Chemicals Corp.	183,000	1,063,523
	Shinagawa Refractories Co., Ltd.	203,000	670,283
	Shin-Etsu Polymer Co., Ltd.	243,000	3,318,969
	Showa Tansan Co., Ltd.	49,000	178,426
	Somar Corp.	43,000	162,810
#	Stella Chemifa Corp.	37,500	1,273,823
#	Sumitomo Light Metal Industries, Ltd.	1,172,000	2,332,704
	Sumitomo Osaka Cement Co., Ltd.	215,000	665,290
	Sumitomo Pipe & Tube Co., Ltd.	87,000	452,273
	Sumitomo Seika Chemicals Co., Ltd.	211,000	1,154,171
	Taisei Lamick Co., Ltd.	18,900	475,602
#	Takasago International Corp.	313,000	1,532,707
	Takiron Co., Ltd.	236,000	813,953
	Tayca Corp.	154,000	405,979
	The Nippon Synthetic Chemical Industry Co., Ltd.	304,000	1,108,686
# *	Titan Kogyo Kabushiki Kaisha	59,000	91,347
	Toagosei Co., Ltd.	843,000	3,059,176
#	Toda Kogyo Corp.	127,000	502,025
	Tohcello Co., Ltd.	105,000	1,297,495
# *	Toho Rayon Co., Ltd.	426,000	2,948,899
	Toho Zinc Co., Ltd.	395,000	3,187,987
*	Tohpe Corp.	36,000	50,284
#	Tokai Carbon Co., Ltd.	651,360	4,462,947
#	Tokai Pulp & Paper Co., Ltd.	198,000	594,571
#	Tokushu Paper Manufacturing Co., Ltd.	146,000	741,422
	Tokyo Rope Manufacturing Co., Ltd.	504,000	911,506
	Tokyo Tekko Co., Ltd.	147,000	1,189,883
	Tomoegawa Paper Co., Ltd.	96,000	325,060
	Tomoku Co., Ltd.	247,000	542,404
	Topy Industries, Ltd.	700,000	2,732,953
#	Toyo Kohan Co., Ltd.	312,000	1,108,710
#	Tsutsunaka Plastic Industry Co., Ltd.	128,000	589,354
	TYK Corp.	82,000	189,858
	Ube Material Industries, Ltd.	250,000	792,221
#	Wood One Co., Ltd.	152,000	1,436,014
	Yamamura Glass Co., Ltd.	369,000	978,859
	Yodogawa Steel Works, Ltd.	569,000	2,721,673
	Yuki Gosei Kogyo Co., Ltd.	49,000	162,144
#	Yushiro Chemical Industry Co., Ltd.	45,000	873,829
Total Materials			150,278,101

23

		Shares	Value††
Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	$380
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	864
*	Maruishi Holdings Co., Ltd.	214,000	1,849
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,028
Total Other			4,121

Telecommunication Services — (0.1%)
	JSAT Corp.	1,049	2,615,905

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	188,000	491,958
	Hokuriku Gas Co., Ltd.	94,000	293,099
	Okinawa Electric Power Co., Ltd.	51,110	2,964,103
#	Saibu Gas Co., Ltd.	1,161,000	2,695,876
	Shizuoka Gas Co., Ltd.	236,000	1,767,181
	Tokai Corp.	226,000	805,057
Total Utilities			9,017,274

TOTAL COMMON STOCKS			1,371,084,590

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	0

24

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (25.0%)

@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $4,080,825 FHLMC 5.000%, 04/15/34, valued at $4,110,874) to be repurchased at $4,030,268	$4,030	$4,029,674

@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,902,115 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 05/01/11 to 11/01/36, valued at $237,124,500) to be repurchased at $232,509,290	232,475	232,475,000

@	Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $67,150,000 FHLMC 5.500%, 11/01/22 & FNMA 5.000%, 01/01/19, valued at $29,176,296) to be repurchased at $28,607,517	28,603	28,603,298

	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $38,115,000 FNMA 3.50%, 03/25/33, valued at $9,385,774) to be repurchased at $9,248,333	9,247	9,247,000

@	Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $325,200,000 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 03/01/13 to 11/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 12/01/16 to 07/01/35, valued at $186,663,784) to be repurchased at $183,026,993	183,000	183,000,000

TOTAL TEMPORARY CASH INVESTMENTS			457,354,972

TOTAL INVESTMENTS - (100.0%)
(Cost $1,792,819,457)			$1,828,439,562

See accompanying Notes to Financial Statements.

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

AUSTRALIA — (41.9%)
COMMON STOCKS — (41.8%)
	A.I., Ltd.	351,686	$106,967
	AAV, Ltd.	256,027	235,955
#	ABB Grain, Ltd.	585,203	3,210,410
*	Acclaim Exploration NL	435,905	16,809
*	Adacel Technologies, Ltd.	113,249	62,143
*	Adamus Resources, Ltd.	284,933	139,261
	ADCorp Australia, Ltd.	123,389	55,588
	Adelaide Bank, Ltd.	428,992	4,409,561
	Adelaide Brighton, Ltd.	2,191,287	4,537,821
*	Admiralty Resources NL	1,732,343	127,195
#	Adsteam Marine, Ltd.	1,063,826	1,967,893
	Adtrans Group, Ltd.	32,047	79,611
*	Advanced Magnesium, Ltd.	16,619	5,926
	Aevum, Ltd.	113,465	196,721
*	AFT Corp., Ltd.	495,284	3,887
*	Agenix, Ltd.	333,983	32,757
*	Agincourt Resources, Ltd.	765,650	820,732
# *	Aim Resources, Ltd.	2,073,831	606,899
*	Ainsworth Game Technology, Ltd.	393,653	120,995
*	AJ Lucas Group, Ltd.	151,268	126,792
*	Alchemia, Ltd.	348,825	253,078
#	Alesco Corp., Ltd.	281,232	2,327,642
*	Alkane Exploration, Ltd.	529,266	106,434
# *	Allegiance Mining NL	2,338,425	774,469
# *	Alliance Resources, Ltd.	798,884	1,160,128
*	Allied Medical, Ltd.	11,746	0
*	Allied Technologies Group, Ltd.	92,007	7,990
	Altium, Ltd.	162,100	102,237
*	Amadeus Energy, Ltd.	694,953	552,315
	Amalgamated Holdings, Ltd.	369,007	1,686,703
	Amcom Telecommunications, Ltd.	596,711	101,708
	Ammtec, Ltd.	8,165	30,370
*	Anadis, Ltd.	136,900	27,153
#	Ansell, Ltd.	602,086	5,549,323
*	Antares Energy, Ltd.	510,462	257,483
# *	Anzon Australia, Ltd.	367,321	464,202
	AP Eagers, Ltd.	33,223	246,265
# *	Aquila Resources, Ltd.	14,300	75,473
#	ARB Corporation, Ltd.	254,104	740,585
*	ARC Energy, Ltd.	887,033	1,030,533
	Ariadne Australia, Ltd.	291,838	123,963
*	Arrow Energy NL	1,344,460	1,092,893
	ASG Group, Ltd.	30,858	21,923
	Aspen Group, Ltd.	822,552	1,183,374
*	Astron, Ltd.	72,300	143,734

1

		Shares	Value††
	Atlas Group Holding, Ltd.	345,067	$267,397
	Atlas South Sea Pearl, Ltd.	82,585	22,762
*	Aurora Oil & Gas, Ltd.	202,200	92,620
	Ausdrill, Ltd.	521,999	781,894
*	AuSelect, Ltd.	190,565	166,653
	Ausmelt, Ltd.	44,782	35,350
	Auspine, Ltd.	198,619	695,360
	Ausron, Ltd.	60,281	1,956
	Austal, Ltd.	753,323	2,204,469
# *	Austar United Communications, Ltd.	5,032,941	4,932,722
	Austereo Group, Ltd.	1,574,384	2,685,392
	Austin Group, Ltd.	70,265	15,556
*	Austpac Resources NL	2,001,772	123,227
#	Australand Property Group	833,886	1,275,693
#	Australian Agricultural Co., Ltd.	958,019	1,395,091
#	Australian Infrastructure Fund	1,487,845	3,038,972
	Australian Pharmaceutical Industries, Ltd.	1,014,953	2,009,448
#	Australian Pipeline Trust	1,269,397	4,249,252
# *	Australian Worldwide Exploration, Ltd.	1,801,281	4,383,899
*	Auto Group, Ltd.	41,309	5,866
# *	Autron Corporation, Ltd.	989,247	60,030
	Avatar Industries, Ltd.	195,019	247,392
*	Avexa, Ltd.	119,842	22,758
#	AVJennings Homes, Ltd.	846,418	760,684
#	AWB, Ltd.	1,409,550	3,166,193
*	Aztec Resources, Ltd.	2,371,592	505,355
*	B Digital, Ltd.	2,450,714	299,690
*	Babcock & Brown Environmental Investments, Ltd.	468,765	666,580
# *	Ballarat Goldfields NL	4,399,876	937,470
*	Ballarat South Gold, Ltd.	1,996	14,210
#	Bank of Queensland, Ltd.	416,079	5,044,300
	Baxter Group, Ltd.	143,509	623,709
#	Beach Petroleum, Ltd.	2,731,453	3,066,013
	Beaconsfield Gold NL	89,078	30,219
#	Bendigo Bank, Ltd.	381,292	4,233,055
# *	Bendigo Mining NL	1,678,447	1,094,448
	Beyond International, Ltd.	61,256	41,079
# *	Biota Holdings, Ltd.	718,460	845,915
#	Blackmores, Ltd.	62,368	833,377
*	Blina Diamonds, Ltd. NL	15,073	6,059
*	BMA Gold, Ltd.	710,924	163,028
	Bolnisi Gold NL	1,170,501	2,978,466
#	Boom Logistics, Ltd.	667,064	2,084,640
# *	Boulder Group NL	968,036	390,833
*	BQT Solutions, Ltd.	179,898	16,306
#	Bradken, Ltd.	421,076	2,318,930
	Brazin, Ltd.	336,893	472,300
*	Breakaway Resporces. Ltd.	547,846	183,558
	Brickworks, Ltd.	28,595	266,460
	Bridgestone Australia, Ltd.	80,100	176,300
	Broadcast Services Australia, Ltd.	351,743	111,202
#	Cabcharge Australia, Ltd.	454,438	3,242,899
*	Calliden Group, Ltd.	558,593	202,390
	Campbell Brothers, Ltd.	208,178	3,483,932
#	Candle Australia, Ltd.	193,489	513,799

2

		Shares	Value††
*	Cape Range Wireless, Ltd.	3,581,304	$11,302
# *	Capral Aluminium, Ltd.	743,515	615,799
	Cardno, Ltd.	183,313	794,943
*	Carnarvon Petroleum, Ltd.	1,734,433	113,832
# *	CBH Resources, Ltd.	2,447,873	1,500,547
	CCI Holdings, Ltd.	20,606	5,292
*	CDS Technologies, Ltd.	96,299	163,581
	CEC Group, Ltd.	137,373	203,748
	Cedar Woods Properties, Ltd.	89,116	332,335
# *	Cellestis, Ltd.	362,010	1,025,783
	Cellnet Group, Ltd.	154,345	171,318
*	Centamin Egypt, Ltd.	1,611,779	901,528
#	Centennial Coal, Ltd.	1,220,596	2,830,042
*	Centralian Minerals, Ltd.	41,182	0
*	Ceramic Fuel Cells, Ltd.	489,608	293,786
	Chandler Macleod, Ltd.	80,000	62,735
# *	Chemeq, Ltd.	166,742	24,340
*	ChemGenex Pharmaceuticals, Ltd.	261,684	134,072
	Chiquita Brands South Pacific, Ltd.	358,035	208,125
*	Chrome Corp., Ltd.	96,000	378
*	Circadian Technologies, Ltd.	64,591	76,645
*	Citigold Corp., Ltd.	2,412,844	945,239
#	City Pacific, Ltd.	533,962	1,891,103
*	Clinuvel Pharmaceuticals, Ltd.	214,285	90,541
*	Clough, Ltd.	1,642,831	582,159
*	Clover Corp., Ltd.	269,348	28,874
*	Cluff Resources Pacific NL	911,746	10,120
	CMI, Ltd.	81,810	77,289
*	CO2 Group, Ltd.	280,693	63,019
	Coates Hire, Ltd.	1,064,671	4,656,879
	Codan, Ltd.	142,942	151,983
#	Coffey International, Ltd.	292,890	935,355
#	Collection House, Ltd.	311,854	268,381
#	Commander Communications, Ltd.	887,980	1,575,027
# *	Compass Resources NL	482,636	1,864,149
*	Coneco, Ltd.	27,850	13,528
#	ConnectEast Group	4,986,229	5,781,548
# *	Conquest Mining, Ltd.	485,515	170,954
#	Consolidated Minerals, Ltd.	827,856	1,302,912
	Consolidated Rutile, Ltd.	1,351,830	719,085
*	Coplex Resources NL	231,400	16,431
# *	Copperco, Ltd.	1,377,495	573,296
#	Corporate Express Australia, Ltd.	712,055	3,183,546
	Count Financial, Ltd.	887,498	1,634,477
	Coventry Group, Ltd.	124,138	427,487
*	CP1, Ltd.	70,000	44,588
*	CPI, Ltd.	68,585	25,068
#	Crane Group, Ltd.	243,667	2,632,769
*	Crescent Gold, Ltd.	380,000	88,406
*	Croesus Mining NL	878,058	190,504
*	Cue Energy Resources, Ltd.	452,354	42,955
*	Customers, Ltd.	1,607,640	317,321
*	Cytopia, Ltd.	187,724	100,870
	Danks Holdings, Ltd.	10,425	64,197
	DCA Group, Ltd.	1,820,485	4,924,641

3

		Shares	Value††
	Devine, Ltd.	423,724	$353,789
*	Dioro Exploration NL	297,142	16,599
	Dominion Mining, Ltd.	277,017	362,790
*	Dragon Mining NL	836,493	108,862
*	Drillsearch Energy, Ltd.	650,000	92,577
#	DUET Group	1,491,647	3,433,340
*	Eastern Star Gas, Ltd.	1,694,244	341,342
*	Echelon Resources, Ltd.	7,950	2,458
*	Ellex Medical Lasers, Ltd.	162,000	103,662
	emitch, Ltd.	614,731	624,978
*	Emporer Mines, Ltd.	1,284,668	284,362
#	Energy Developments, Ltd.	577,938	2,131,894
# *	Energy World Corp., Ltd.	1,155,630	631,506
*	engin, Ltd.	674,773	146,387
#	Envestra, Ltd.	3,213,656	2,926,101
*	Environmental Solutions International, Ltd.	13,473	2,873
	Equigold NL	645,805	883,023
# *	ERG, Ltd.	2,832,350	616,249
*	Espreon, Ltd.	178,000	103,263
*	Falcon Minerals, Ltd.	595,369	187,141
#	Fantastic Holdings, Ltd.	363,333	988,652
#	Felix Resources, Ltd.	710,775	2,264,328
*	First Australian Resources, Ltd.	1,068,074	105,547
#	FKP, Ltd.	839,181	4,092,398
#	Fleetwood Corp., Ltd.	195,097	1,231,516
	Flight Centre, Ltd.	350,031	4,647,591
	Forest Enterprises Australia, Ltd.	1,166,236	572,820
#	Funtastic, Ltd.	485,637	509,851
	Futuris Corp., Ltd.	2,840,292	4,233,075
	Gale Pacific, Ltd.	125,851	54,503
	Gazal Corp., Ltd.	104,542	190,869
# *	Genetic Technologies, Ltd.	830,383	244,548
# *	Geodynamics, Ltd.	428,007	296,576
# *	Gindalbie Metals, Ltd.	1,695,584	751,697
*	Giralia Resources NL	104,350	40,325
*	Global Television, Ltd.	80,023	64,223
*	Globe International, Ltd.	882,836	167,109
*	Gold Aura, Ltd.	61,645	4,034
*	Golden Gate Petroleum, Ltd.	480,988	191,985
*	Goldstream Mining NL	372,242	169,167
	Gowing Bros., Ltd.	79,311	218,135
#	Graincorp, Ltd. Series A	166,682	1,116,988
#	Grand Hotel Group	826,037	864,867
*	Grange Resources, Ltd.	288,220	343,021
#	GRD, Ltd.	775,365	1,246,294
*	Great Gold Mines NL	17,866	742
#	Great Southern Plantations, Ltd.	1,304,118	3,124,861
	Green’s Foods, Ltd.	202,281	139,777
#	GUD Holdings, Ltd.	233,672	1,511,461
#	Gunns, Ltd.	1,354,811	3,108,397
	GWA International, Ltd.	1,110,557	3,294,168
# *	Hardman Resources, Ltd.	2,750,141	4,472,609
#	Healthscope, Ltd.	943,956	4,040,347
# *	Herald Resources, Ltd.	763,346	658,131
*	Heron Resources, Ltd.	175,000	115,753

4

		Shares	Value††
	HGL, Ltd.	94,486	$160,060
#	Hills Industries, Ltd.	677,779	2,564,612
#	Home Building Society, Ltd.	35,800	414,220
*	Horizon Oil, Ltd.	2,799,159	684,269
#	Housewares International, Ltd.	498,037	726,853
	HPAL, Ltd.	460,122	660,592
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	341,502
#	IBA Health, Ltd.	1,340,840	1,243,464
	IBT Education, Ltd.	829,394	1,185,750
*	ICSGlobal, Ltd.	177,934	33,015
#	iiNet, Ltd.	487,339	339,319
#	Iluka Resources, Ltd.	784,920	4,334,831
	Imdex, Ltd.	513,660	319,982
#	Incitec Pivot, Ltd.	226,180	6,126,204
	Independence Group NL	441,857	1,522,738
*	Independent Practitioner Network, Ltd.	457,414	79,442
*	Indophil Resources NL	1,510,858	901,049
*	Industrea, Ltd.	1,178,487	236,857
	Infomedia, Ltd.	1,219,082	831,709
#	Institute of Drug Technology Australia, Ltd.	82,205	111,082
	Integrated Group, Ltd.	277,729	426,865
	Integrated Research, Ltd.	261,513	107,123
*	Intellect Holdings, Ltd.	48,362	12,557
*	Intermoco, Ltd.	2,462,900	71,895
	International All Sports, Ltd.	58,815	12,507
*	Intrepid Mines, Ltd.	320,115	226,534
#	Invocare, Ltd.	379,974	1,647,262
	IOOF Holdings, Ltd.	249,558	2,103,477
	Iress Market Technology, Ltd.	446,372	2,425,288
#	IWL, Ltd.	231,277	860,586
*	Ixla, Ltd.	89,921	1,632
# *	Jabiru Metals, Ltd.	1,215,563	759,588
#	JB Hi-Fi, Ltd.	412,988	1,953,991
#	Jones (David), Ltd.	1,777,508	5,340,585
#	Jubilee Mines NL	494,194	5,322,865
*	Jumbuck Entertainment, Ltd.	7,000	9,834
#	Just Group, Ltd.	859,700	2,469,746
	K&S Corp., Ltd.	143,650	413,412
# *	Kagara Zinc, Ltd.	793,205	4,552,458
*	Keycorp, Ltd.	156,412	101,146
# *	Kimberley Diamond Co. NL	296,906	191,731
*	Kings Minerals NL	1,284,989	681,226
#	Kingsgate Consolidated, Ltd.	354,586	1,174,054
	Kresta Holdings, Ltd.	231,002	60,904
# *	Lafayette Mining, Ltd.	2,923,208	225,015
*	Lakes Oil NL	5,026,217	71,112
	Lemarne Corp., Ltd.	30,790	55,731
*	Leyshon Resources, Ltd.	103,357	46,995
*	Life Therapeutics, Ltd.	348,857	412,370
	Lighting Corp., Ltd.	180,200	79,479
	Lipa Pharmaceuticals, Ltd.	302,099	184,102
	Lycopodium, Ltd.	30,000	75,572
*	Lynas Corp., Ltd.	1,572,869	497,695
#	MacArthur Coal, Ltd.	725,688	2,537,989
	MacMahon Holdings, Ltd.	2,062,773	1,365,829

5

		Shares	Value††
# *	Macmin Silver, Ltd.	1,694,501	$406,259
*	Macquarie Corporate Telecommunications, Ltd.	35,019	25,659
*	Magnesium International, Ltd.	32,803	3,607
# *	Marion Energy, Ltd.	724,742	431,949
	Maryborough Sugar Factory, Ltd.	628	5,436
*	Matrix Oil NL	2,091	165
	MaxiTRANS Industries, Ltd.	637,133	288,888
	McGuigan Simeon Wines, Ltd.	457,911	1,171,342
#	McMillan Shakespeare, Ltd	124,748	383,698
	McPherson’s, Ltd.	235,658	486,131
	Melbourne IT, Ltd.	273,436	604,605
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	691,566
# *	Metal Storm, Ltd.	1,615,449	192,197
*	MFS Diversified Group	334,626	246,055
	MFS, Ltd.	281,961	932,782
*	Midwest Corp., Ltd.	544,068	337,300
*	Miller’s Retail, Ltd.	771,659	991,517
	Mincor Resources NL	758,770	1,243,845
*	Mineral Deposits, Ltd.	331,000	425,630
#	Monadelphous Group, Ltd.	314,760	1,980,603
#	Mortgage Choice, Ltd.	444,700	926,388
*	Mosaic Oil NL	1,420,299	190,147
# *	Mount Gibson Iron, Ltd.	1,638,823	1,050,770
*	Multiemedia, Ltd.	4,822,552	26,358
*	MXL, Ltd.	932,804	62,119
	MYOB, Ltd.	1,324,634	1,155,816
	Namoi Cotton Cooperative, Ltd.	176,490	77,844
	National Can Industries, Ltd.	97,017	121,757
	National Hire Group, Ltd.	102,000	146,448
	New Hope Corp., Ltd.	2,979,357	3,055,737
*	Niagara Mining, Ltd.	763,656	178,985
# *	Nido Petroleum, Ltd.	2,578,767	366,076
*	North Australian Diamonds, Ltd.	2,366,474	93,219
*	Norwood Abbey, Ltd.	326,063	24,134
# *	Novogen, Ltd.	367,501	738,856
#	Nufarm, Ltd.	287,774	2,166,810
# *	Nylex, Ltd.	3,234,837	148,276
*	Nylex, Ltd.	1,490,707	70,565
	Oakton, Ltd.	333,169	1,137,535
*	Occupational & Medical Innovations, Ltd.	31,208	10,340
# *	Oceana Gold, Ltd.	2,357,996	1,282,534
*	Optiscan Imaging, Ltd.	37,101	13,173
# *	Orbital Corp., Ltd.	537,358	76,453
*	Orchard Petroleum, Ltd.	708,000	443,934
#	OrotonGroup, Ltd.	79,968	135,532
	Pacific Brands, Ltd.	2,047,113	4,293,548
	Pacific Group, Ltd.	529,159	911,880
# *	Pan Australian Resources, Ltd.	5,452,477	1,440,884
*	Pan Pacific Petroleum NL	491,700	77,839
*	Panbio, Ltd.	58,078	14,154
	Paperlinx, Ltd.	1,762,482	5,484,488
*	Payce Consolidated, Ltd.	29,670	66,713
	PCH Group, Ltd.	647,651	355,105
#	Peet, Ltd.	680,998	2,209,103
*	People Telecom, Ltd.	535,431	29,922

6

		Shares	Value††
*	Peptech, Ltd.	634,000	$654,765
	Perilya, Ltd.	612,415	2,247,789
# *	Perseverance Corp., Ltd.	2,149,546	660,917
*	Petra Diamonds, Ltd.	65,193	164,467
# *	Petsec Energy, Ltd.	539,806	1,067,384
# *	Pharmaxis, Ltd.	774,099	1,935,448
*	Planet Gas, Ltd.	395,000	84,273
*	Plantcorp NL	4,329	0
*	Platinum Australia, Ltd.	667,124	716,773
*	PMP, Ltd.	1,163,268	1,726,421
*	Polartechnics, Ltd.	57,873	4,330
#	Port Bouvard, Ltd.	240,678	934,414
*	Portman, Ltd.	28,445	112,308
*	PowerTel, Ltd. Series B	175,372	207,709
	PPK Group, Ltd.	99,965	60,634
*	Prana Biotechnology, Ltd.	195,424	64,488
*	Precious Metals Australia, Ltd.	188,084	333,888
#	Primary Health Care, Ltd.	508,734	5,120,806
	Prime Television, Ltd.	416,327	1,261,654
# *	Primelife Corp., Ltd.	527,461	477,863
*	Progen Industries, Ltd.	146,935	462,444
	Programmed Maintenance Service, Ltd.	282,393	1,060,100
	Promentum, Ltd.	181,910	179,124
# *	pSvida, Ltd.	1,423,508	296,308
#	Queensland Cotton Holdings, Ltd.	89,966	234,102
#	Ramsay Health Care, Ltd.	430,216	3,743,977
	Raptis Group, Ltd.	12,000	9,388
#	RCR Tomlinson, Ltd.	448,851	744,412
#	Rebel Sport, Ltd.	295,305	1,055,866
*	Reckon, Ltd.	97,000	76,604
# *	Redflex Holdings, Ltd.	324,553	690,832
# *	Redport, Ltd.	1,380,196	239,559
	Reece Australia, Ltd.	251,463	3,968,775
*	Renison Consolidated Mines NL	1,028,286	146,028
#	Repco Corp., Ltd.	758,607	828,252
*	Repcol, Ltd.	554,848	61,257
*	Resolute Mining, Ltd.	923,264	1,295,513
*	Resonance Health, Ltd.	51,212	861
# *	Resource Pacific Holdings, Ltd.	619,600	610,929
#	Ridley Corp., Ltd.	1,077,565	959,766
# *	Riversdale Mining, Ltd.	508,435	753,621
# *	Roc Oil Co., Ltd.	872,321	2,260,136
*	Roc Oil Co., Ltd.	327,119	831,018
	Rock Building Society, Ltd.	25,092	106,012
	Ross Human Directions, Ltd.	139,123	68,459
	Rural Press, Ltd.	487,796	4,562,419
*	Ruralco Holdings, Ltd.	65,840	179,026
	S8, Ltd.	320,050	1,127,847
#	SAI Global, Ltd.	572,207	1,625,041
*	Salinas Energy, Ltd.	399,290	109,053
*	Sally Malay Mining, Ltd.	727,599	1,148,181
#	Salmat, Ltd.	471,824	1,427,123
*	Samson Oil & Gas, Ltd.	257,861	59,884
*	Scarborough Minerals P.L.C. CDI	43,536	35,797
#	Schaffer Corp., Ltd.	33,766	169,686

7

		Shares	Value††
	SDI, Ltd.	369,901	$247,580
#	Select Harvests, Ltd.	153,080	1,562,811
#	Senetas Corp., Ltd.	1,846,596	657,622
	Servcorp, Ltd.	237,004	1,002,602
	Seven Network, Ltd.	224,582	1,873,134
*	Shield Mining, Ltd.	72,292	11,407
# *	Silex System, Ltd.	519,205	2,112,037
# *	Sino Gold, Ltd.	618,783	2,833,465
# *	Sino Strategic International, Ltd.	124,164	185,499
*	Sirtex Medical, Ltd.	140,866	315,471
	Skilled Group, Ltd.	387,971	1,608,488
*	SMC Gold, Ltd.	1,359,620	213,918
	Smorgon Steel Group, Ltd.	3,274,819	4,514,684
#	SMS Management & Technology, Ltd.	250,004	864,561
#	Southern Cross Broadcasting (Australia), Ltd.	259,672	3,271,459
*	Southern Pacific Petroleum NL	698,740	0
	SP Telemedia, Ltd.	1,575,621	1,180,501
*	Sphere Investments, Ltd.	374,662	384,811
#	Spotless Group, Ltd.	867,836	3,059,450
*	ST Synergy, Ltd.	33,420	62,638
# *	St. Barbara, Ltd.	3,078,827	1,388,155
*	Starpharma Holdings, Ltd.	497,958	197,301
	Straits Resources, Ltd.	735,823	1,967,052
*	Strategic Minerals Corp. NL	358,100	43,936
*	Strathfield Group, Ltd.	492,553	15,074
	Stuart Petroleum, Ltd.	201,731	197,456
#	STW Communications Group, Ltd.	825,788	2,168,467
*	Summit Resources, Ltd.	799,926	1,728,855
# *	Sundance Resources, Ltd.	4,006,948	267,209
#	Sunland Group, Ltd.	1,189,741	3,050,746
	Super Cheap Auto Group, Ltd.	400,306	837,274
#	Sydney Attractions Group, Ltd.	69,185	310,126
*	Sydney Gas, Ltd.	661,636	182,742
	Symex Holdings, Ltd.	311,160	185,302
	Talent2 International, Ltd.	191,615	270,998
*	Tandou, Ltd.	5,115	2,752
*	Tap Oil, Ltd.	597,002	702,960
	Tassal Group, Ltd.	514,964	690,769
	Technology One, Ltd.	1,181,590	865,386
*	Tectonic Resources NL	259,183	16,806
#	Ten Network Holdings, Ltd.	1,658,273	4,515,694
	Thakral Holdings Group	2,439,283	1,762,341
	The Reject Shop, Ltd.	100,526	643,662
#	Timbercorp, Ltd.	1,103,274	2,602,596
*	Toodyay Resources, Ltd.	20,163	447
*	Tooth & Co., Ltd.	153,000	7,001
	Total Communications Infrastructure, Ltd.	393,053	419,215
*	Tower Australia Group, Ltd.	438,952	813,830
*	Tox Free Solutions, Ltd.	256,486	303,809
	Transfield Services, Ltd.	768,280	5,483,036
	Troy Resources NL	140,242	310,479
	Trust Co. Ltd.	75,179	698,809
*	Unilife Medical Solutions, Ltd.	147,406	23,421
*	Union Resources, Ltd.	1,290,000	39,460
#	United Group, Ltd.	393,438	4,325,763

8

		Shares	Value††
*	Universal Resources, Ltd.	109,414	$12,477
*	Unwired Group, Ltd.	775,038	180,210
	UXC, Ltd.	627,620	851,053
#	Veda Advantage, Ltd.	921,433	1,926,435
# *	Ventracor, Ltd.	983,127	633,701
*	Victoria Petroleum NL	508,049	92,282
*	View Resources, Ltd.	260,000	43,946
*	Village Life, Ltd.	203,651	24,788
#	Village Roadshow, Ltd.	591,536	1,400,826
#	Vision Group Holdings, Ltd.	246,032	831,841
#	Vision Systems, Ltd.	645,192	1,903,102
	Waterco, Ltd.	33,300	65,592
#	Watpac, Ltd.	339,784	923,607
#	Wattyl, Ltd.	369,263	853,595
# *	Webjet, Ltd.	1,172,242	333,124
	Webster, Ltd.	127,169	80,478
*	Wedgetail Mining, Ltd.	468,970	110,746
*	Wentworth Mutual, Ltd.	316,666	172,876
# *	Western Areas NL	616,114	1,862,414
#	WHK Group, Ltd.	884,784	1,495,723
	Wide Bay Australia, Ltd.	47,718	472,795
	Willmott Forests, Ltd.	51,672	60,013
TOTAL COMMON STOCKS			430,731,255

PREFERRED STOCKS — (0.1%)
#	Village Roadshow, Ltd. Class A	303,417	654,646

RIGHTS/WARRANTS — (0.0%)
*	Australian Pipeline Trust Rights 12/04/06	362,684	128,763
*	Ballarat South Gold, Ltd. Warrants	6,458	0
*	Chrome Corp., Ltd. Options 09/30/09	32,000	63
*	Clough, Ltd. Rights 12/07/06	126,371	0
*	Coffey International, Ltd. Rights 12/19/06	83,682	33,011
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	54
*	Gold Aura, Ltd. Options 03/31/09	10,274	243
*	Horizon Oil, Ltd. Options 02/28/08	132,778	11,523
*	Macmin Silver, Ltd. Rights 12/08/06	112,966	0
*	Nylex, Ltd. Options 12/12/09	1,490,707	23,522
*	Nylex, Ltd. Rights 11/27/06	695,663	9,879
*	Oceana Gold, Ltd. Options 01/01/09	377,098	44,627
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	9,310
*	Polartechnics, Ltd. Options 11/28/06	7,234	6
*	Total Communications Infrastructure, Ltd. Rights 12/15/06	58,957	22,327
*	Tower Australia Group, Ltd. Rights 12/14/06	187,388	113,097
TOTAL RIGHTS/WARRANTS			396,425

TOTAL — AUSTRALIA			431,782,326

CANADA — (0.0%)
COMMON STOCKS — (0.0%)
*	Chai-Na-Ta Corp. ADR	75,456	4,527

9

		Shares	Value††
HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
*	139 Holdings, Ltd.	620,000	$31,963
	ABC Communications (Holdings), Ltd.	930,000	57,192
	Aeon Credit Service (Asia) Co., Ltd.	740,000	584,686
	Alco Holdings, Ltd.	1,290,000	711,845
	Allan International Holdings, Ltd.	592,000	79,586
	Allied Group, Ltd.	645,200	1,822,589
	Allied Properties, Ltd.	1,194,600	1,530,908
	AMVIG Holdings, Ltd.	1,927,000	1,484,953
*	Anex International Holdings, Ltd.	152,000	1,935
*	Applied Development Holdings, Ltd.	1,243,000	74,813
*	APT Satellite Holdings, Ltd.	599,000	130,630
*	Artel Solutions Group Holdings, Ltd.	2,315,000	11,011
	Arts Optical International Holdings, Ltd.	730,000	225,690
*	Asia Commercial Holdings, Ltd.	72,800	7,049
	Asia Financial Holdings, Ltd.	2,768,908	1,118,173
	Asia Satellite Telecommunications Holdings, Ltd.	885,000	1,630,035
	Asia Standard International Group, Ltd.	14,282,666	331,650
*	Asia TeleMedia, Ltd.	1,820,000	47,141
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	34,207
	Asia Zirconium, Ltd.	708,000	74,397
*	Asian Union New Media Group, Ltd.	22,170,000	216,278
*	Associated International Hotels, Ltd.	898,000	980,038
	Automated Systems Holdings, Ltd.	340,000	83,858
*	B.A.L. Holdings, Ltd.	406	20
	Baltrans Holdings, Ltd.	676,000	465,304
*	Beijing Development (Hong Kong), Ltd.	166,000	26,889
*	Bestway International Holdings, Ltd.	10,688,000	28,895
#	Bossini International Holdings, Ltd.	3,107,500	215,705
	Bright International Group, Ltd.	710,000	66,582
*	Build King Holdings, Ltd.	375,756	9,201
	Cafe de Coral Holdings, Ltd.	1,438,000	2,530,238
*	Capital Estate, Ltd.	2,360,000	39,954
	Capital Strategic Investment, Ltd.	30,500	5,252
*	Carico Holdings, Ltd.	2,948	91
	Cash Financial Services Group, Ltd.	427,018	17,539
*	Casil Telecommunications Holdings, Ltd.	1,420,000	97,109
*	CATIC International Holdings, Ltd.	5,332,000	73,499
	CCT Telecom Holdings, Ltd.	1,030,970	132,584
	CEC International Holdings, Ltd.	220,279	5,035
*	Celestial Asia Securities Holdings, Ltd.	639,054	23,324
#	Champion Technology Holdings, Ltd.	2,974,719	511,779
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,414,232
	Chen Hsong Holdings, Ltd.	1,422,000	821,734
#	Cheuk Nang (Holdings), Ltd.	244,140	142,698
	Chevalier International Holdings, Ltd.	651,482	731,620
	Chevalier Itech Holdings, Ltd.	355,250	123,090
*	Chia Hsin Cement Greater China Holding Corp.	276,000	50,412
*	China Aerospace International Holdings, Ltd.	4,955,400	388,638
*	China Credit Holdings, Ltd.	1,914,000	33,094
*	China Digicontent Co., Ltd.	2,710,000	3,484
	China Electronics Corp. Holdings Co., Ltd.	668,250	79,806

10

		Shares	Value††
	China Everbright International, Ltd.	3,945,000	$581,977
#	China Gas Holdings, Ltd.	7,570,000	1,332,254
	China Green (Holdings), Ltd.	1,785,000	842,795
*	China Haidian Holdings, Ltd.	3,244,000	106,371
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	179,063
*	China Insurance International Holdings Co., Ltd.	3,512,000	3,745,762
*	China Investments Holdings, Ltd.	210,000	5,939
	China Metal International Holdings, Ltd.	2,660,000	918,861
*	China Motion Telecom International, Ltd.	257,000	22,136
	China Motor Bus Co., Ltd.	74,000	541,097
#	China National Aviation Co., Ltd.	6,904,000	2,465,429
*	China Oil & Gas Group, Ltd.	1,573,200	38,426
	China Oriental Group Co., Ltd.	6,922,974	1,593,356
# *	China Pharmaceutical Group, Ltd.	3,348,000	519,954
	China Power International Development, Ltd.	5,470,000	2,926,914
	China Rare Earth Holdings, Ltd.	2,504,000	423,538
	China Resources Logic, Ltd.	6,036,000	604,546
*	China Rich Holdings, Ltd.	676,000	12,388
*	China Sciences Conservational Power, Ltd.	210,400	19,475
*	China Sci-Tech Holdings, Ltd.	278,600	3,516
	China Shineway Pharmaceutical Group, Ltd.	1,986,000	1,103,991
*	China Solar Energy Holdings, Ltd.	8,082,905	674,550
*	China Star Entertainment, Ltd.	440,292	18,946
#	China Travel International Investment Hong Kong, Ltd.	1,900,000	499,758
*	Chinese People Gas Holdings Co., Ltd.	5,936,000	335,766
	Chinney Investments, Ltd.	1,144,000	129,265
	Chitaly Holdings, Ltd.	550,000	91,703
	Chow Sang Sang Holdings International, Ltd.	1,361,680	670,240
	Chuang’s China Investments, Ltd.	2,372,500	149,289
	Chuang’s Consortium International, Ltd.	2,694,884	235,213
	Chun Wo Holdings, Ltd.	1,671,917	199,707
	Chung Tai Printing Holdings, Ltd.	548,000	85,928
# *	CITIC 21CN Co., Ltd.	7,724,000	910,838
# *	CITIC Resources Holdings, Ltd.	11,390,000	2,811,318
	City e-Solutions, Ltd.	186,000	23,223
*	City Telecom (H.K.), Ltd.	1,070,000	103,845
# *	Clear Media, Ltd.	1,135,000	1,384,791
*	Climax International Co., Ltd.	22,200	457
*	CNT Group, Ltd.	3,078,000	82,368
	Coastal Greenland, Ltd.	4,390,000	669,407
#	COFCO International, Ltd.	4,150,000	3,625,934
	COL Capital, Ltd.	480,240	221,494
	Comba Telecom Systems Holdings, Ltd.	1,982,000	788,991
*	Compass Pacific Holdings, Ltd.	624,000	11,349
	Computer & Technologies Holdings, Ltd.	432,000	39,052
	Continental Holdings, Ltd.	98,825	11,054
	COSCO International Holdings, Ltd.	3,463,600	1,321,458
#	Coslight Technology International Group, Ltd.	870,000	501,199
	Cosmos Machinery Enterprises, Ltd.	1,126,400	67,741
*	Crocodile Garments, Ltd.	1,539,000	98,869
	Cross-Harbour Holdings, Ltd.	586,520	501,836
*	Culturecom Holdings, Ltd.	6,381,000	68,798
	Daisho Microline Holdings, Ltd.	1,062,000	470,128
*	Dan Form Holdings Co., Ltd.	2,386,600	168,768
*	Daqing Petroleum & Chemical Group, Ltd.	3,545,000	169,548

11

		Shares	Value††
	Dickson Concepts International, Ltd.	715,130	$749,403
	Digital China Holdings, Ltd.	1,928,000	723,638
*	DVN Holdings, Ltd.	1,377,516	512,619
*	Dynamic Global Holdings, Ltd.	3,522,000	19,016
	Dynamic Holdings, Ltd.	384,000	130,294
	Eagle Nice (International) Holdings, Ltd.	70,000	12,743
*	Easyknit International Holdings, Ltd.	169,716	7,744
*	Eforce Holdings, Ltd.	2,620,000	21,100
#	EganaGoldpfeil Holdings, Ltd.	3,664,427	1,815,267
*	E-Kong Group, Ltd.	620,000	53,533
	Emperor Entertainment Hotel, Ltd.	2,100,000	385,094
	Emperor International Holdings, Ltd.	3,030,360	802,051
	Enerchina Holdings, Ltd.	3,068,800	208,758
*	ENM Holdings, Ltd.	320,000	24,601
*	EPI (Holdings), Ltd.	157,951	6,498
*	eSun Holdings, Ltd.	1,997,600	2,077,744
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	132,415
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood Holdings, Ltd.	224,600	262,303
#	Far East Consortium International, Ltd.	3,587,398	1,578,653
*	Far East Hotels & Entertainment, Ltd.	1,853,000	72,662
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,113
	First Natural Foods Holdings, Ltd.	1,270,000	114,124
#	First Pacific Co., Ltd.	6,992,000	3,546,936
*	First Sign International Holdings, Ltd.	1,424,000	38,311
#	Fong’s Industries Co., Ltd.	1,348,000	952,724
*	Forefront International Holdings, Ltd.	658,000	48,216
*	Fortuna International Holdings, Ltd.	140,160	4,315
*	Foundation Group, Ltd.	16,760	1,099
*	Founder Holdings, Ltd.	2,350,000	122,168
	Fountain Set Holdings, Ltd.	1,868,000	537,673
	Four Seas Food Investment Holdings, Ltd.	347,184	39,160
	Four Seas Mercantile Holdings, Ltd.	592,000	197,872
*	Frasers Property China, Ltd.	2,373,000	49,661
*	Freeman Corp., Ltd.	173,661	5,348
#	Fu JI Food & Catering Services	1,217,000	2,809,362
	Fubon Bank Hong Kong, Ltd.	2,518,000	1,106,381
*	Fujian Holdings, Ltd.	237,800	5,525
	Fujikon Industrial Holdings, Ltd.	710,000	172,402
# *	Fushan International Energy Group, Ltd.	5,144,000	661,833
#	Geely Automobile Holdings, Ltd.	3,570,000	397,823
*	Genesis Energy Holdings, Ltd.	5,810,000	112,783
*	GFT Holdings, Ltd.	480,000	2,769
	Giordano International, Ltd.	4,230,000	2,143,809
	Global Bio-Chem Technology Group Co., Ltd.	4,440,000	1,450,053
	Global Green Tech Group, Ltd.	1,782,000	226,652
*	Global Tech (Holdings), Ltd.	5,612,000	36,073
	Glorious Sun Enterprises, Ltd.	2,756,000	1,246,255
	Gold Peak Industries (Holdings), Ltd.	1,059,250	147,133
*	Goldbond Group Holdings, Ltd.	2,609,500	60,106
*	Golden Meditech Company, Ltd.	1,500,119	490,052
	Golden Resorts Group, Ltd.	2,958,000	707,128
	Golden Resources Development International, Ltd.	1,456,500	63,604
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,922,000	313,447

12

		Shares	Value††
	Golik Holdings, Ltd.	930,500	$32,268
*	Good Fellow Group, Ltd.	3,488,000	492,232
#	Grande Holdings, Ltd.	562,000	178,503
	Group Sense (International), Ltd.	2,448,000	141,740
	Guangnan Holdings, Ltd.	1,779,600	319,878
	Guangzhou Investment Co., Ltd.	15,476,000	3,881,090
*	Guo Xin Group, Ltd.	3,640,000	13,502
	GZI Transport, Ltd.	2,940,000	1,416,293
	Hang Fung Gold Technology, Ltd.	1,430,482	183,841
	Hang Ten Group Holdings, Ltd.	1,705,850	162,264
	Hanny Holdings, Ltd.	591,994	286,410
*	Hans Energy Co., Ltd.	5,402,000	311,572
	Harbour Centre Development, Ltd.	593,000	952,495
# *	Heng Tai Consumables Group, Ltd.	2,798,000	329,153
	High Fashion International, Ltd.	268,000	50,081
	HKC (Holdings), Ltd.	4,413,771	841,417
#	HKR International, Ltd.	3,516,736	1,791,349
	Hon Kwok Land Investment Co., Ltd	842,535	407,212
*	Honesty Treasure International Holdings, Ltd.	4,108,000	91,801
	Hong Kong Catering Management, Ltd.	542,796	127,112
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	878,662
*	Hong Kong Parkview Group, Ltd.	1,130,000	14,963
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,739
	Hongkong Chinese, Ltd.	2,662,000	358,378
*	Hop Hing Holdings, Ltd.	660,265	30,981
	Hsin Chong Construction Group, Ltd.	1,569,658	183,264
*	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	509,529
*	Huabao International Holdings, Ltd.	19,300	10,286
	Huafeng Textile International Group, Ltd.	428,400	23,677
*	Hualing Holdings, Ltd.	6,480,000	341,360
	Hung Hing Printing Group, Ltd.	1,449,275	793,098
	Hutchison Harbour Ring, Ltd.	16,106,000	1,158,084
*	Hycomm Wireless, Ltd.	4,709,000	33,225
	I-Cable Communications, Ltd.	4,440,000	916,233
*	IDT International, Ltd.	5,098,183	291,374
*	Imagi International Holdings, Ltd.	3,037,000	1,257,085
*	Innomaxx Biotechnology Group, Ltd.	4,812,000	921,726
	Integrated Distribution Services Group, Ltd.	414,000	753,404
*	Interchina Holdings Co., Ltd.	8,130,000	43,728
	IPE Group, Ltd.	800,000	136,851
	ITC Corp., Ltd.	3,513,248	279,395
*	Jinhui Holdings Co., Ltd.	930,000	279,355
	Jiuzhou Development Co., Ltd.	2,014,000	168,072
	Joyce Boutique Holdings, Ltd.	1,530,000	69,793
*	Junefield Department Store Group, Ltd.	256,000	2,896
	K Wah International Holdings, Ltd.	6,049,698	1,994,380
*	Kader Holdings Co., Ltd.	545,600	22,905
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	55,823
	Kantone Holdings, Ltd.	6,537,435	374,108
*	Karl Thomson Holdings, Ltd.	906,000	439,230
	Karrie International Holdings, Ltd.	832,000	251,465
	Keck Seng Investments (Hong Kong), Ltd.	858,600	321,692
	Kee Shing Holdings	886,000	96,728
	Kin Yat Holdings, Ltd.	586,000	93,460
	King Fook Holdings, Ltd.	1,000,000	56,182

13

		Shares	Value††
*	King Pacific International Holdings, Ltd.	1,404,200	$22,023
#	Kingdee International Software Group Co., Ltd.	638,000	313,437
	Kingmaker Footwear Holdings, Ltd.	1,100,955	148,444
#	Kingway Brewery Holdings, Ltd.	3,594,000	1,412,540
*	Kong Sun Holdings, Ltd.	2,198,000	7,064
#	Kowloon Development Co., Ltd.	1,475,000	2,912,753
*	KPI Co., Ltd.	396,000	7,627
	KTP Holdings, Ltd.	560,400	41,202
*	Kwoon Chung Bus Holdings, Ltd.	556,000	85,818
# *	Lai Sun Development Co., Ltd.	32,074,000	1,353,334
*	Lai Sun Garment (International), Ltd.	3,244,000	237,493
	Lam Soon (Hong Kong), Ltd.	302,310	193,017
*	Landune International, Ltd.	8,410,000	173,446
	Le Saunda Holdings, Ltd.	236,000	54,225
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,970
	Lee & Man Holdings, Ltd.	756,000	173,978
	Lerado Group (Holding) Co., Ltd.	1,048,000	132,049
#	Li Ning Co., Ltd.	2,733,000	3,636,949
*	LifeTec Group, Ltd.	3,969,000	47,962
	Lippo, Ltd.	1,074,760	373,049
#	Liu Chong Hing Bank, Ltd.	1,125,000	2,473,382
	Liu Chong Hing Investment, Ltd.	749,200	867,341
	Luen Thai Holdings, Ltd.	1,345,000	208,546
	Luk Fook Holdings (International), Ltd.	926,000	172,522
	Luks Industrial Group, Ltd.	969,555	465,715
	Lung Kee (Bermuda) Holdings, Ltd.	1,445,875	759,659
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	4,060,920	244,393
	Macau Success, Ltd.	4,860,000	455,304
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	44,113
*	Mae Holdings, Ltd.	11,100	586
	Magnificent Estates, Ltd.	10,344,000	265,054
*	Magnum International Holdings, Ltd.	112,500	12,582
	Mainland Headwear Holdings, Ltd.	546,000	165,654
	Man Yue International Holdings, Ltd.	864,000	215,969
	Matrix Holdings, Ltd.	943,947	240,549
	Matsunichi Communications Holdings, Ltd.	966,000	218,603
	Mei Ah Entertainment Group, Ltd.	1,142,000	49,895
	Melbourne Enterprises, Ltd.	45,500	235,378
	Midas International Holdings, Ltd.	774,000	34,825
#	Midland Holdings, Ltd.	1,810,000	1,025,148
	Min Xin Holdings, Ltd.	921,200	306,677
	Mingyuan Medicare Development Co., Ltd.	5,900,000	567,495
# *	Minmetals Resources, Ltd.	4,431,780	1,339,576
	Miramar Hotel & Investment Co., Ltd.	741,000	984,102
*	Morning Star Resources, Ltd.	1,845,000	22,800
*	Moulin Global Eyecare Holdings	699,274	0
*	Nan Hai Corp., Ltd.	178,222,743	1,304,149
	Nanyang Holdings, Ltd.	137,500	213,897
	National Electronics Holdings, Ltd.	2,156,000	89,979
	Natural Beauty Bio-Technology, Ltd.	3,520,000	492,710
#	Neo-China Group (Holdings), Ltd.	11,750,000	1,725,282
	New Century Group Hong Kong, Ltd.	2,180,920	218,757
*	New Island Printing Holdings, Ltd.	176,000	12,218
*	New Smart Energy Group, Ltd.	432,800	20,026

14

		Shares	Value††
*	New World Cyberbase, Ltd.	217,884	$5,441
*	New World Mobile Holdings, Ltd.	22,140	6,289
	Newocean Green Energy Holdings, Ltd.	513,120	41,657
	Next Media, Ltd.	3,736,000	1,501,576
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	160,124
#	Norstar Founders Group, Ltd.	2,584,000	864,433
# *	Onfem Holdings, Ltd.	1,266,000	74,776
*	Orient Power Holdings, Ltd.	804,000	19,431
	Oriental Press Group, Ltd.	5,688,000	971,040
	Oriental Watch Holdings, Ltd.	398,000	75,675
#	Pacific Andes International Holdings, Ltd.	2,678,000	536,573
	Pacific Basin Shipping, Ltd.	3,296,000	2,067,328
#	Pacific Century Insurance Holdings, Ltd.	1,272,000	725,129
#	Pacific Century Premium Developments, Ltd.	6,145,000	1,745,073
*	Pacific Plywood Holdings, Ltd.	886,000	13,951
	Paul Y Engineering Group, Ltd.	60,461	7,458
#	Paul Y. ITC Construction Holdings, Ltd.	3,685,495	1,360,837
	Peace Mark Holdings, Ltd.	2,478,022	1,680,579
*	Pearl Oriental Innovation, Ltd.	143,200	61,272
	Pegasus International Holdings, Ltd.	226,000	31,352
	Perfectech International Holdings, Ltd.	571,450	53,504
	Pico Far East Holdings, Ltd.	2,726,000	580,149
#	Playmates Holdings, Ltd.	3,969,000	427,824
	Pokfulam Development Co., Ltd.	234,000	137,549
*	Pokphand (C.P.) Co., Ltd.	5,970,000	108,334
	Poly Hong Kong Investment, Ltd.	2,916,000	618,205
*	Poly Investments Holdings, Ltd.	2,670,000	26,366
	Ports Design, Ltd.	1,431,000	2,978,948
	Prime Success International Group, Ltd.	4,328,000	3,605,424
	Proview International Holdings, Ltd.	1,258,884	172,892
	Public Financial Holdings, Ltd.	2,582,000	2,059,819
*	Pyxis Group, Ltd.	1,936,000	47,049
	Qin Jia Yuan Media Services Co., Ltd.	1,091,000	280,352
*	QPL International Holdings, Ltd.	1,608,000	150,131
	Quality Healthcare Asia, Ltd.	334,995	148,370
	Raymond Industrial, Ltd.	675,400	140,604
#	Regal Hotels International Holdings, Ltd.	21,042,000	2,135,234
*	Riche Multi-Media Holdings, Ltd.	7,060,000	134,325
*	Rivera Holdings, Ltd.	3,620,000	123,670
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,572,000	2,355,600
	Roadshow Holdings, Ltd.	1,456,000	127,070
	S.A.S.Dragon Holdings, Ltd.	1,696,000	172,302
#	Sa Sa International Holdings, Ltd.	2,972,000	1,064,982
	Safety Godown Co., Ltd.	408,000	188,348
	Saint Honore Holdings, Ltd.	128,000	47,261
*	San Miguel Brewery Hong Kong, Ltd.	612,800	116,650
*	Sanyuan Group, Ltd.	415,000	8,003
#	SCMP Group, Ltd.	4,160,000	1,465,680
	Sea Holdings, Ltd.	832,000	468,588
*	Seapower Resources International, Ltd.	13,351,680	138,735
	SEEC Media Group, Ltd.	2,550,000	98,387
*	Shanghai Allied Cement, Ltd.	1,152,080	65,127
#	Shanghai Real Estates, Ltd.	4,626,000	1,437,245
*	Shanghai Zenghai Property, Ltd.	10,407,000	461,567

15

		Shares	Value††
	Shaw Brothers Hong Kong, Ltd.	134,000	$235,327
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,033,172	392,579
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	128,289
#	Shenzhen International Holdings, Ltd.	29,925,000	1,785,997
*	Shougang Concord Century Holdings, Ltd.	3,916,000	336,392
*	Shougang Concord Grand (Group), Ltd.	1,701,000	78,523
#	Shougang Concord International Enterprises Co., Ltd.	14,874,000	1,107,535
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	108,824
#	Shui On Construction & Materials, Ltd.	624,000	1,380,343
*	Shun Ho Resources Holdings, Ltd.	483,000	32,288
*	Shun Ho Technology Holdings, Ltd.	1,037,452	74,412
#	Silver Grant International Industries, Ltd.	4,665,000	1,299,626
*	Sincere Co., Ltd.	505,500	21,788
	Sing Tao News Corp., Ltd.	1,842,000	231,886
#	Singamas Container Holdings, Ltd.	1,446,000	665,924
	Sino Biopharmaceutical, Ltd.	5,112,000	674,730
*	Sino Gas Group, Ltd.	2,297,600	173,571
	Sino Golf Holdings, Ltd.	438,000	47,826
*	Sino Prosper Holdings, Ltd.	2,390,000	217,092
*	Sinocan Holdings, Ltd.	350,000	1,755
	SinoCom Software Group, Ltd.	2,256,000	513,213
*	Sino-i Technology, Ltd.	44,833,158	547,714
	Sinolink Worldwide Holdings, Ltd.	7,375,600	1,645,766
	Sinopec Kantons Holdings, Ltd.	2,542,000	629,314
*	Skyfame Realty Holdings, Ltd.	2,265,750	407,672
*	SMI Publishing Group, Ltd.	250,511	483
*	Softbank Investment International (Strategic), Ltd.	7,398,000	59,205
	Solartech International Holdings, Ltd.	49,600	6,516
	Solomon Systech International, Ltd.	6,810,000	1,064,899
*	South China Brokerage Co., Ltd.	4,872,000	55,880
*	South China Industries, Ltd.	1,124,000	161,836
	Southeast Asia Properties & Finance, Ltd.	263,538	39,300
	Starlight International Holdings, Ltd.	1,548,792	332,170
	Starlite Holdings, Ltd.	694,000	37,012
	Stelux Holdings International, Ltd.	1,307,702	114,000
*	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	128,772
	Sun Hung Kai & Co., Ltd.	2,493,600	2,513,566
	Sun Innovation Holdings, Ltd.	14,203	2,373
	Sunway International Holdings, Ltd.	866,000	25,789
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	75,425
	Symphony Holdings, Ltd.	3,717,000	453,042
	Tack Fat Group International, Ltd.	3,904,000	557,097
	Tack Hsin Holdings, Ltd.	542,000	22,603
	Tai Cheung Holdings, Ltd.	1,459,000	835,107
	Tai Fook Securities Group, Ltd.	1,044,000	205,269
	Tai Sang Land Development, Ltd.	576,984	222,632
*	Tak Shun Technology Group, Ltd.	2,923,200	86,030
	Tak Sing Alliance Holdings, Ltd.	2,909,865	391,540
	Tan Chong International, Ltd.	1,212,000	281,068
	TCC International Holdings, Ltd.	1,124,000	221,326
*	TCL Communication Technology Holdings, Ltd.	4,244,000	149,172
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	691,433
*	Technology Venture Holdings, Ltd.	586,000	11,004
*	Termbray Industries International (Holdings), Ltd.	2,304,900	139,264

16

		Shares	Value††
	Tern Properties Co., Ltd.	61,200	$21,636
	Texwinca Holdings, Ltd.	3,420,000	2,309,571
*	The Sun’s Group, Ltd.	17,004	3,279
*	Tian An China Investments Co., Ltd.	2,793,275	2,157,776
	Tian Teck Land, Ltd.	1,098,000	501,488
	Tianjin Development Holdings, Ltd.	2,288,000	1,524,925
*	Tidetime Sun (Group), Ltd.	196,280	4,592
	Titan Petrochemicals Group, Ltd.	10,420,000	736,115
*	Tomorrow International Holdings, Ltd.	129,642	33,491
	Tongda Group Holdings, Ltd.	6,220,000	479,521
	Tonic Industries Holdings, Ltd.	1,380,000	32,619
#	Top Form International, Ltd.	2,354,000	520,006
*	Topsearch International (Holdings), Ltd.	234,000	26,726
	Tristate Holdings, Ltd.	188,000	69,072
	Truly International Holdings, Ltd.	1,210,000	1,227,278
	Tungtex (Holdings) Co., Ltd.	788,000	179,937
*	Tysan Holdings, Ltd.	1,040,773	57,533
*	United Power Investment, Ltd.	4,368,000	190,614
	Universe International Holdings, Ltd.	573,339	6,072
	U-Right International Holdings, Ltd.	4,746,000	155,601
	USI Holdings, Ltd.	928,999	572,852
	Van Shung Chong Holdings, Ltd.	359,335	38,372
	Varitronix International, Ltd.	740,293	430,008
	Vedan International (Holdings), Ltd.	200,000	24,170
	Veeko International Holdings, Ltd.	1,420,000	34,852
#	Victory City International Holdings, Ltd.	1,548,476	534,625
*	Vital Biotech Holdings, Ltd.	470,000	9,423
	Vitasoy International Holdings, Ltd.	2,461,000	979,809
	Vtech Holdings, Ltd.	588,000	3,697,774
	Wah Ha Realty Co., Ltd.	278,600	69,482
*	Wah Nam International Holdings, Ltd.	38,696	647
	Wai Kee Holdings, Ltd.	1,837,738	660,798
	Wang On Group, Ltd.	63,223	19,502
*	Warderly International Holdings, Ltd.	520,000	16,697
	Wellnet Holdings, Ltd.	2,059,200	145,562
*	Winfoong International, Ltd.	1,210,000	72,207
	Wing On Co. International, Ltd.	741,000	1,121,196
*	Wing Shan International, Ltd.	896,000	35,760
	Wong’s International (Holdings), Ltd.	737,641	85,331
*	Wonson International Holdings, Ltd.	202,000	4,414
*	World Houseware (Holdings), Ltd.	605,700	15,184
	Y. T. Realty Group, Ltd.	965,000	161,041
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	93,326
*	Yanion International Holdings, Ltd.	1,248,000	126,785
*	Yaohan International Holdings, Ltd.	974,000	0
*	Yau Lee Holdings, Ltd.	534,000	36,384
	YGM Trading, Ltd.	233,000	184,936
	Yip’s Chemical Holdings, Ltd.	880,000	390,319
	Yugang International, Ltd.	17,206,000	295,804
*	Yunnan Enterprises Holdings, Ltd.	240,000	13,904
TOTAL COMMON STOCKS			210,700,010

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	31,489

17

		Shares	Value††
*	Champion Technology Holdings, Ltd. Warrants 08/03/08	594,944	$0
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	2,748
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	1,848
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,886
# *	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	7,756
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	15,388
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	180
TOTAL RIGHTS/WARRANTS			62,295

TOTAL — HONG KONG			210,762,305

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,565
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,565

NEW ZEALAND — (2.5%)
COMMON STOCKS — (2.5%)
	AFFCO Holdings, Ltd.	1,806,887	459,268
	Air New Zealand, Ltd.	137,626	152,623
	Cavalier Corp., Ltd.	283,674	679,737
	CDL Hotels New Zealand, Ltd.	1,387,344	607,505
	CDL Investments New Zealand, Ltd.	346,942	90,187
	Colonial Motor Co., Ltd.	126,795	285,777
	Ebos Group, Ltd.	112,108	395,367
#	Fisher & Paykel Appliances Holdings, Ltd.	804,406	2,249,797
#	Freightways, Ltd.	260,482	770,930
	Hallenstein Glassons Holdings, Ltd.	241,638	873,067
#	Hellaby Holdings, Ltd.	218,615	695,012
	Hirequip New Zealand, Ltd.	98,000	74,921
	Horizon Energy Distribution, Ltd.	40,420	110,245
*	Infratil, Ltd.	165,000	571,648
	Mainfreight, Ltd.	60,000	332,234
	Michael Hill International, Ltd.	156,746	740,115
*	New Zealand Oil & Gas, Ltd.	584,872	432,443
	New Zealand Refining Co., Ltd.	474,857	2,160,030
	Northland Port Corp. (New Zealand), Ltd.	219,997	467,383
	Nuplex Industries, Ltd.	300,837	1,511,924
	Port of Tauranga, Ltd.	541,952	2,094,671
	Provenco Group, Ltd.	285,908	211,631
	Pumpkin Patch, Ltd.	110,000	316,052
	Pyne Gould Guinness, Ltd.	581,127	647,450
	Restaurant Brand New Zealand, Ltd.	369,175	261,886
*	Richina Pacific, Ltd.	309,644	90,825
*	Rubicon, Ltd.	995,760	639,834
	Ryman Healthcare Group, Ltd.	415,999	2,761,539
	Sanford, Ltd.	418,047	1,398,858
	Scott Technology, Ltd.	60,843	93,960
*	Seafresh New Zealand, Ltd.	80,520	1,543
	South Port New Zealand, Ltd.	30,744	37,735
	Steel & Tube Holdings, Ltd.	379,638	1,246,590

18

		Shares	Value††
*	Tasman Farms, Ltd.	157,056	$0
	Taylors Group, Ltd.	29,646	36,084
*	Tenon, Ltd.	19,132	41,297
	Tourism Holdings, Ltd.	402,452	523,084
*	Tower, Ltd.	353,265	506,928
	Warehouse Group, Ltd.	200,774	925,023
TOTAL COMMON STOCKS			25,495,203

RIGHTS/WARRANTS — (0.0%)
*	Ebos Group, Ltd. Rights 12/08/06	37,369	30,177
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	36,023
TOTAL RIGHTS/WARRANTS			66,200

TOTAL — NEW ZEALAND			25,561,403

SINGAPORE — (7.1%)
COMMON STOCKS — (7.1%)
*	Acma, Ltd.	3,040,700	118,527
*	Airocean Group, Ltd.	1,649,000	101,774
	Amtek Engineering, Ltd.	1,599,250	602,901
	Apollo Enterprises, Ltd.	193,000	134,675
	Armstrong Industrial Corp.	1,460,000	151,887
*	ASA Group Holdings, Ltd.	586,000	34,181
	Aussino Group, Ltd.	967,000	283,351
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	408,619
	Beyonics Technology, Ltd.	1,945,800	442,266
	Bonvests Holdings, Ltd.	825,000	708,197
#	Brilliant Manufacturing, Ltd.	1,855,000	487,729
	Broadway Industrial Group, Ltd.	461,000	222,287
*	Brothers (Holdings), Ltd.	252,314	40,339
#	Bukit Sembawang Estates, Ltd	214,002	1,174,519
	CH Offshore, Ltd.	823,200	229,995
	Chemical Industries (Far East), Ltd.	105,910	43,348
#	China Dairy Group, Ltd.	1,502,000	527,206
	China Merchants Holdings Pacific, Ltd.	652,000	331,299
	Chip Eng Seng Corp., Ltd.	1,775,000	375,111
	Chosen Holdings, Ltd.	1,284,000	125,603
	Chuan Hup Holdings, Ltd.	4,385,000	884,942
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	30,036
	CK Tang, Ltd.	614,000	223,710
*	Compact Metal Industries, Ltd.	643,000	16,709
	Cougar Logistics Corp.	482,500	78,366
	Courts Singapore, Ltd.	495,000	220,037
*	CSC Holdings, Ltd.	672,000	63,230
	CSE Global, Ltd.	1,262,000	984,385
	CWT, Ltd.	923,000	360,289
	Eagle Brand Holdings, Ltd.	5,158,000	185,797
*	Eastern Asia Technology, Ltd.	1,844,260	114,195
*	Eastgate Technology, Ltd.	870,000	22,623
	ECS Holdings, Ltd.	1,375,000	339,417
	Eng Wah Organisation, Ltd.	265,000	38,833
	Engro Corp., Ltd.	236,000	172,136
*	Enviro-Hub Holdings, Ltd.	876,666	344,099
*	Firstlink Investments Corp., Ltd.	995,000	41,966

19

		Shares	Value††
	Freight Links Express Holdings, Ltd.	3,368,000	$164,118
	Frontline Technologies Corp., Ltd.	3,170,000	278,092
#	Fu Yu Manufacturing, Ltd.	2,273,750	495,636
	Fuji Offset Plates Manufacturing, Ltd.	33,750	6,139
	GB Holdings, Ltd.	200,000	113,243
	GK Goh Holdings, Ltd.	1,494,000	844,543
# *	Global Voice Group, Ltd.	2,054,000	186,655
#	Goodpack, Ltd.	1,592,000	1,625,496
	GP Industries, Ltd.	3,120,209	1,034,331
#	Guocoland, Ltd.	1,215,000	1,950,307
	Hiap Moh Corp., Ltd.	34,874	6,004
#	Ho Bee Investment, Ltd.	761,000	627,412
*	Hong Fok Corp., Ltd.	1,796,000	1,068,792
#	Hong Leong Asia, Ltd.	1,048,000	1,027,207
	Hotel Grand Central, Ltd.	968,395	487,941
	Hotel Plaza, Ltd.	1,189,000	1,130,097
#	Hotel Properties, Ltd.	1,675,000	2,896,693
	Hour Glass, Ltd.	311,372	252,920
#	HTL International Holdings, Ltd.	1,839,843	1,123,843
	Huan Hsin Holdings, Ltd.	1,138,400	425,096
	HupSteel, Ltd.	1,350,300	249,241
	Hwa Hong Corp., Ltd.	2,488,000	1,091,391
#	IDT Holdings, Ltd.	718,000	329,389
	IFS Capital, Ltd.	290,000	156,339
*	Inno-Pacific Holdings, Ltd.	680,000	17,682
	Innovalues Precision, Ltd.	520,000	305,696
	Internet Technology Group, Ltd.	874,408	22,723
*	Interra Resources, Ltd.	37,086	7,368
*	Intraco, Ltd.	292,500	90,186
	Isetan (Singapore), Ltd.	122,500	384,923
*	Jasper Investments, Ltd.	2,267,000	22,095
#	Jaya Holdings, Ltd.	2,733,000	2,525,025
	JK Yaming International, Ltd.	907,000	209,183
	Jurong Cement, Ltd.	132,500	112,794
	Jurong Technologies Industrial Corp., Ltd.	1,590,600	1,219,285
*	K1 Ventures, Ltd.	5,340,500	1,457,782
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	2,248,335
	Khong Guan Flour Milling, Ltd.	19,000	27,280
	Kian Ann Engineering, Ltd.	868,000	118,065
	Kian Ho Bearings, Ltd.	781,500	88,553
	Koh Brothers, Ltd.	1,494,000	199,757
*	L & M Group Investments, Ltd.	7,107,100	23,086
#	Labroy Marine, Ltd.	3,343,000	4,040,465
*	LanTroVision (S), Ltd.	1,117,500	40,043
	LC Development, Ltd.	2,041,254	211,771
	Lee Kim Tah Holdings, Ltd.	1,600,000	508,288
*	Liang Huat Aluminium, Ltd.	2,954,000	38,384
	Lion Asiapac, Ltd.	473,000	50,565
	Low Keng Huat Singapore, Ltd.	372,000	319,163
	Lum Chang Holdings, Ltd.	1,134,030	191,321
#	Magnecomp International, Ltd.	931,000	510,000
	Manufacturing Integration Technology, Ltd.	588,000	84,373
# *	Mediaring.Com, Ltd.	4,262,500	909,970
	Metro Holdings, Ltd.	2,256,960	1,209,720
	MMI Holdings, Ltd.	1,994,000	1,436,584

20

		Shares	Value††
	Multi-Chem, Ltd.	1,263,000	$200,532
	Nera Telecommunications, Ltd.	1,450,000	329,846
	New Toyo International Holdings, Ltd.	1,043,000	212,258
	Norelco Centreline Holdings, Ltd.	941,000	278,240
*	Orchard Parade Holdings, Ltd.	1,084,022	626,978
#	Osim International, Ltd.	1,965,600	2,177,449
	Ossia International, Ltd.	728,332	64,100
	Pan-United Corp., Ltd.	2,193,000	841,956
	Pan-United Marine, Ltd.	1,096,500	849,306
	PCI, Ltd.	734,000	228,484
	Pertama Holdings, Ltd.	459,750	121,326
	Popular Holdings, Ltd.	1,813,000	400,189
	PSC Corp., Ltd.	5,723,200	298,214
	Qian Hu Corp., Ltd.	408,200	64,469
	Robinson & Co., Ltd.	284,832	902,788
	Rotary Engineering, Ltd.	1,624,000	744,623
	San Teh, Ltd.	838,406	217,871
	SBS Transit, Ltd.	1,011,000	1,614,006
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,968
	Sembawang Kimtrans, Ltd.	1,618,750	641,262
#	Sin Soon Huat, Ltd.	1,307,000	225,294
	Sing Investments & Finance, Ltd.	141,750	150,069
	Singapore Food Industries, Ltd.	1,707,000	1,042,771
	Singapore Reinsurance Corp., Ltd	1,695,028	319,577
	Singapore Shipping Corp., Ltd.	1,930,000	476,254
	Singapura Finance, Ltd.	139,250	154,436
	SMB United, Ltd.	2,010,000	261,383
	SNP Corp., Ltd.	466,495	309,221
*	SP Corp., Ltd.	454,000	20,839
	Stamford Land Corp., Ltd.	3,229,000	764,877
	Straits Trading Co., Ltd.	1,117,200	2,471,475
*	Sunright, Ltd.	378,000	85,166
	Superbowl Holdings, Ltd.	980,000	85,382
	Superior Metal Printing, Ltd.	490,500	47,898
*	Thakral Corp., Ltd.	6,028,000	369,537
	Tiong Woon Corp. Holding, Ltd.	1,359,000	260,782
	Transmarco, Ltd.	106,500	52,584
	Trek 2000 International, Ltd.	1,004,000	283,779
	TT International, Ltd.	2,109,600	192,265
*	Tuan Sing Holdings, Ltd.	3,362,000	416,626
*	Ultro Technologies, Ltd.	530,000	20,554
	Unisteel Technology, Ltd.	1,217,500	1,810,344
	United Engineers, Ltd.	846,666	1,155,399
	United Overseas Insurance, Ltd.	125,500	319,227
*	United Pulp & Paper Co., Ltd.	354,000	104,525
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,404,194
	Vicom, Ltd.	120,000	92,095
	WBL Corp., Ltd.	647,000	1,890,739
	Xpress Holdings, Ltd.	1,392,000	163,136
	Yoma Strategic Holdings, Ltd.	132,000	33,016
*	Yongnam Holdings, Ltd.	1,506,000	82,170
TOTAL COMMON STOCKS			72,747,453

21

		Shares	Value††
	RIGHTS/WARRANTS — (0.0%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	$304,476
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	1,696
	TOTAL RIGHTS/WARRANTS		306,172

	TOTAL — SINGAPORE		73,053,625

	UNITED STATES — (0.0%)
	COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

		Face Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (28.1%)

@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $2,784,907 FHLMC 5.000%, 04/15/34, valued at $2,805,414) to be repurchased at $2,750,406	$2,750	2,750,000

@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $363,449,316 FNMA, rates ranging from 4.000% to 9.500%, maturities ranging from 01/01/18 to 11/01/36, valued at $237,048,000) to be repurchased at $232,434,279	232,400	232,400,000

@	Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $71,199,438 FHLMC 5.500%, 11/01/22 & FNMA 5.500%, 11/01/34, valued at $37,553,744) to be repurchased at $36,821,063	36,816	36,815,633

@	Repurchase Agreement, Merrill Lynch 5.32%, 12/01/06 (Collateralized by $16,925,000 FNMA 6.500%, 09/01/36, valued at $17,145,540) to be repurchased at $16,807,578	16,805	16,805,095

	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,706,000 FHLMC 5.82%, 06/01/36, valued at $1,657,388) to be repurchased at $1,632,235	1,632	1,632,000
	TOTAL TEMPORARY CASH INVESTMENTS		290,402,728

	TOTAL INVESTMENTS - (100.0%)
	(Cost $877,926,438)		$1,031,570,479

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

COMMON STOCKS — (99.2%)
Consumer Discretionary — (19.2%)
	4imprint P.L.C.	96,735	$769,994
*	Abbeycrest P.L.C.	42,590	18,000
	Aga Food Service Group P.L.C.	447,921	3,704,047
	Alba P.L.C.	184,693	820,147
	Alexandra P.L.C.	124,343	387,428
	Alexon Group P.L.C.	205,641	608,040
	Alpha Airports Group P.L.C.	489,053	721,892
	Arena Leisure P.L.C.	1,411,547	1,307,388
*	Austin Reed Group P.L.C.	68,999	193,943
	Avon Rubber P.L.C.	126,434	384,187
	Beale P.L.C.	22,161	30,884
	Bellway P.L.C.	356,982	10,259,284
	Ben Bailey P.L.C.	40,986	430,754
	Blacks Leisure Group P.L.C.	181,058	1,442,844
	Bloomsbury Publishing P.L.C.	281,545	1,661,946
	Boot (Henry) P.L.C.	81,607	1,637,492
	Bovis Homes Group P.L.C.	449,404	8,954,456
	BPP Holdings P.L.C.	173,715	1,682,985
	Brown (N) Group P.L.C.	992,823	5,452,497
	Caffyns P.L.C.	6,000	113,765
	Carpetright P.L.C.	141,976	3,252,587
*	Celtic P.L.C.	61,138	40,522
	Centaur Media P.L.C.	315,420	871,731
	Character Group P.L.C.	97,314	194,187
	Chime Communications P.L.C.	1,055,433	929,825
	Chrysalis Group P.L.C.	526,419	1,241,909
	Churchill China P.L.C.	30,000	151,554
	Clinton Cards P.L.C.	740,506	900,305
	Colefax Group P.L.C.	60,000	238,366
	Cosalt P.L.C.	47,460	250,575
	Crest Nicholson P.L.C.	333,923	4,141,692
	Creston P.L.C.	157,768	622,916
	Dawson Holdings P.L.C.	194,502	356,625
*	Dawson International P.L.C.	100,688	14,388
	Dignity P.L.C.	63,602	777,072
*	Entertainment Rights P.L.C.	1,411,838	843,794
	Euromoney Institutional Investor P.L.C.	277,986	2,799,279
	European Motor Holdings P.L.C.	215,385	1,728,965
	Findel P.L.C.	380,020	4,725,763
	First Choice Holidays P.L.C.	1,764,534	8,909,157
*	Forminster P.L.C.	43,333	3,194
	French Connection Group P.L.C.	314,710	1,283,359
	Fuller Smith & Turner P.L.C. Series A	53,097	1,532,117
	Future P.L.C.	933,632	624,672

1

		Shares	Value††
*	Galiform P.L.C.	2,006,635	$5,043,958
	Game Group P.L.C.	1,507,827	2,624,739
	Games Workshop Group P.L.C.	104,823	805,883
*	Gaskell P.L.C.	36,000	1,769
	GCAP Media P.L.C.	564,659	2,330,899
*	Global Natural Energy P.L.C.	11,004	17,479
	Greene King P.L.C.	522,707	10,647,604
	Halfords Group P.L.C.	760,782	5,333,594
	Haynes Publishing Group P.L.C.	14,703	93,306
	Headlam Group P.L.C.	301,329	3,292,270
*	Highbury House Communications P.L.C.	439,166	6,043
	HMV Group P.L.C.	1,379,794	4,593,026
	Holidaybreak P.L.C.	182,382	2,402,311
*	Homestyle Group P.L.C.	957,889	2,078,226
	Hornby P.L.C.	154,220	818,584
	Huntsworth P.L.C.	818,058	1,569,893
	Incisive Media P.L.C.	372,005	1,414,936
*	Instore P.L.C.	818,461	317,044
	Investinmedia P.L.C.	29,998	92,892
*	Jessops P.L.C.	100,000	251,367
	JJB Sports P.L.C.	835,083	3,886,994
	John David Group P.L.C.	114,500	656,866
	Lambert Howarth Group P.L.C.	43,203	50,590
*	Land of Leather Holdings P.L.C.	148,340	816,262
	Laura Ashley Holdings P.L.C.	2,887,571	1,279,555
	Lookers P.L.C.	676,382	2,122,226
	Luminar P.L.C.	273,181	3,686,245
	Mallett P.L.C.	46,337	225,816
	Manganese Bronze Holdings P.L.C.	62,777	890,342
	Marchpole Holdings P.L.C.	111,635	248,061
	Matalan P.L.C.	1,225,984	4,805,210
*	Mayflower Corp. P.L.C.	550,636	0
	Menzies (John) P.L.C.	219,888	2,050,779
	Mice Group P.L.C.	844,000	577,947
	Millennium and Copthorne Hotels P.L.C.	332,714	3,844,808
*	Monsoon P.L.C.	71,000	555,512
	Moss Bros Group P.L.C.	234,511	313,888
	Mothercare P.L.C.	267,875	1,899,964
*	MyTravel Group P.L.C.	1,643,447	7,106,816
*	Newcastle United P.L.C.	253,896	350,678
	Next Fifteen Communications P.L.C.	25,000	34,074
*	Nord Anglia Education P.L.C.	130,842	595,183
	Northamber P.L.C.	75,888	97,793
*	NXT P.L.C.	339,588	186,913
*	Owen (H.R.) P.L.C.	71,542	217,432
*	Pace Micro Technology P.L.C.	638,041	760,658
*	Partridge Fine Arts P.L.C.	26,127	21,314
#	Pendragon P.L.C.	452,371	4,292,954
	Photo-Me International P.L.C.	1,340,534	2,493,292
*	Pinewood Shep	60,000	235,864
*	Pittards P.L.C.	60,985	9,591
	Portmeirion Group P.L.C.	22,856	116,079
*	Pressac P.L.C.	78,129	1,152
*	QXL Ricardo P.L.C.	3,064	582,479
	Redrow P.L.C.	577,763	7,474,818

2

		Shares	Value††
*	Regent Inns P.L.C.	459,957	$784,374
	Restaurant Group P.L.C.	753,607	4,051,517
*	Sanctuary Group P.L.C.	690,814	108,467
	SCS Upholstery P.L.C.	127,472	1,292,696
	Sinclair (William) Holdings P.L.C.	53,000	77,300
	Sirdar P.L.C.	69,754	59,957
	SMG P.L.C.	965,594	1,087,130
*	Smith News P.L.C.	635,227	1,603,035
*	Southampton Leisure Holdings P.L.C.	19,615	14,962
*	SPG Media Group P.L.C.	75,298	14,942
*	Sportech P.L.C.	1,096,974	188,956
	St. Ives P.L.C.	308,994	1,552,846
*	Stylo P.L.C.	64,096	80,483
	Taylor Nelson Sofres P.L.C.	1,605,792	6,294,413
	Ted Baker P.L.C.	161,948	1,890,178
*	TG21 P.L.C.	85,507	9,660
*	Tinopolis P.L.C.	175,752	120,920
	Topps Tiles P.L.C.	545,796	2,660,075
*	Torotrak P.L.C.	316,569	177,488
*	Tottenham Hotspur P.L.C.	150,000	186,050
	UTV P.L.C.	217,432	1,549,751
	Victoria P.L.C.	12,000	52,804
	Vitec Group P.L.C.	134,662	1,372,736
	Wagon P.L.C.	227,775	617,895
*	Wembley P.L.C.	68,694	2,701
*	Westcity P.L.C.	96,111	90,639
	Wetherspoon (J.D.) P.L.C.	552,111	7,034,605
*	WH Smith P.L.C.	635,227	4,670,145
	Wilmington Group P.L.C.	310,304	1,413,708
	Wilson Bowden P.L.C.	7,000	307,149
	Woolworths Group P.L.C.	4,978,613	3,577,887
Total Consumer Discretionary			216,185,974

Consumer Staples — (4.2%)
	Anglo-Eastern Plantations P.L.C.	111,453	655,058
	Arla Foods UK P.L.C.	1,960,198	2,446,065
	Barr (A.G.) P.L.C.	54,644	1,210,680
	Cranswick P.L.C.	159,211	2,471,190
	Dairy Crest Group P.L.C.	469,620	5,823,959
	Devro P.L.C.	623,198	1,404,825
	European Home Retail P.L.C.	109,256	45,102
	Greggs P.L.C.	38,326	3,009,394
	McBride P.L.C.	698,504	2,426,921
	Nichols P.L.C.	66,550	314,522
	Northern Foods P.L.C.	1,762,847	3,823,801
	Premier Foods P.L.C.	901,221	4,834,025
	PZ Cussons P.L.C.	945,738	2,791,548
*	R.E.A. Holdings P.L.C.	34,233	256,842
	RHM P.L.C.	119,271	642,176
	Robert Wiseman Dairies P.L.C.	283,369	2,722,069
*	Swallowfield P.L.C.	15,000	16,181
	Thorntons P.L.C.	226,306	676,248
	Uniq P.L.C.	452,137	1,913,192
	Wolverhampton & Dudley Breweries P.L.C.	284,926	8,871,052
	Young & Co’s Brewery P.L.C.	10,000	539,773

3

		Shares	Value††
	Young & Co’s Brewery P.L.C. Class A	5,234	$347,941
Total Consumer Staples			47,242,564

Energy — (6.9%)
	Abbot Group P.L.C.	896,741	5,574,372
	Anglo Pacific Group P.L.C.	333,865	916,392
	Burren Energy P.L.C.	421,226	7,610,677
*	Dana Petroleum P.L.C.	319,654	7,796,130
*	Emerald Energy P.L.C.	220,639	833,931
	Expro International Group P.L.C.	387,028	6,162,644
	Fisher (James) & Sons P.L.C.	192,145	2,004,203
*	Fortune Oil P.L.C.	5,933,254	615,705
	Hunting P.L.C.	441,804	4,651,742
	JKX Oil and Gas P.L.C.	501,885	3,053,608
*	KBC Advanced Technologies P.L.C.	163,011	112,987
	Lupus Capital P.L.C.	429,989	133,294
	Melrose Resources P.L.C.	374,206	2,721,560
*	Premier Oil P.L.C.	295,932	7,867,209
* #	Soco International P.L.C.	277,409	7,366,892
	Sondex P.L.C.	252,247	1,401,053
*	U.K. Coal P.L.C.	534,581	4,158,098
*	Venture Production P.L.C.	434,519	7,305,206
	Wood Group (John) P.L.C.	1,504,358	6,971,929
Total Energy			77,257,632

Financials — (19.3%)
	Aberdeen Asset Management P.L.C.	2,223,016	7,531,385
	Arbuthnot Banking Group P.L.C.	67,329	715,666
	Atrium Underwriting P.L.C.	180,581	856,237
*	Bradstock Group P.L.C.	5,200	4,498
	Brewin Dolphin Holdings P.L.C.	874,105	3,079,384
	Brit Insurance Holdings P.L.C.	1,252,614	7,491,886
	Brixton P.L.C.	952,536	10,235,346
	Capital & Regional P.L.C.	275,300	7,242,259
	Chesnara P.L.C.	92,900	325,914
*	CLS Holdings P.L.C.	268,490	3,753,527
	Collins Stewart Tullett P.L.C.	407,502	6,865,286
	Countrywide P.L.C.	628,110	6,286,255
	Daejan Holdings P.L.C.	43,621	4,112,959
	Derwent Valley Holdings P.L.C.	224,683	8,427,441
	Development Securities P.L.C.	177,708	2,220,846
	Domestic & General Group P.L.C.	150,694	3,073,567
	DTZ Holdings P.L.C.	202,773	2,964,179
	Erinaceous Group P.L.C.	465,172	2,998,861
	Evolution Group P.L.C.	1,152,902	2,616,249
	F&C Asset Management P.L.C.	1,670,683	6,085,668
*	Freeport P.L.C.	152,318	1,061,757
	Grainger Trust P.L.C.	436,048	5,626,868
	Great Portland Estates P.L.C.	722,131	8,713,179
	Guiness Peat Group P.L.C.	1,424,556	2,271,815
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	680,096
*	Hawtin P.L.C.	196,500	59,935
	Helical Bar P.L.C.	319,073	2,774,575
*	Henderson Group P.L.C.	3,396,725	8,322,016
	Highway Insurance Holdings P.L.C.	844,999	1,187,317
	Hiscox P.L.C.	1,606,168	8,351,028
	Hitachi Capital UK P.L.C.	158,219	726,761
	IG Group Holdings P.L.C.	856,702	4,984,442
	Intermediate Capital Group P.L.C.	181,009	5,620,869
	Jardine Lloyd Thompson Group P.L.C.	678,286	5,404,232
	JS Real Estate P.L.C.	17,524	249,962
	Kensington Group P.L.C.	248,504	3,722,932
	Kiln P.L.C.	1,107,206	2,283,830
	London Merchant Securities P.L.C.	1,425,531	7,871,493
	London Scottish Bank P.L.C.	491,096	1,022,089
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,631,449
	McKay Securities P.L.C.	97,232	807,885
*	Minerva P.L.C.	574,142	4,173,668
	Mucklow (A & J) Group P.L.C.	221,136	2,138,110
*	Panmure Gorden & Co. P.L.C.	15,272	48,092
	Paragon Group of Companies P.L.C.	153,200	1,990,376
	Park Group P.L.C.	291,600	108,036
	Primary Health Properties P.L.C.	61,769	559,646
*	Probus Estates P.L.C.	83,333	164
	Prudential P.L.C.	14,024	182,938
	Quintain Estates & Development P.L.C.	161,208	2,618,193
	Rathbone Brothers P.L.C.	91,700	2,202,875

4

		Shares	Value††
	Rensburg Sheppards P.L.C.	152,060	$2,419,109
	Resolution P.L.C.	87,538	1,095,797
	Rugby Estates P.L.C.	15,328	160,731
	Rutland Trust P.L.C.	85,288	102,831
	S & U P.L.C.	21,140	211,915
*	Safeland P.L.C.	25,000	43,772
	Savills P.L.C.	443,892	5,705,298
	Shaftesbury P.L.C.	572,839	7,667,113
	Shore Capital Group P.L.C.	554,863	726,814
	Stanley (Charles) Group P.L.C.	117,317	766,952
	St. Modwen Properties P.L.C.	417,287	4,684,779
	Town Centre Securities P.L.C.	206,327	2,469,527
	Unite Group P.L.C.	457,428	4,490,654
	Warner Estate Holdings P.L.C.	172,730	2,798,003
	Wellington Underwriting P.L.C.	1,424,300	3,424,349
	Windsor P.L.C.	236,932	223,345
	Workspace Group P.L.C.	663,597	5,943,728
Total Financials			217,218,758

Health Care — (2.7%)
*	Acambis P.L.C.	372,178	766,099
*	Alizyme P.L.C.	660,805	991,466
*	Antisoma P.L.C.	1,491,544	1,064,223
*	Asterand P.L.C.	160,000	18,478
*	Axis-Shield P.L.C.	215,716	1,006,437
	Bespak P.L.C.	108,551	1,261,064
*	Biocompatibles International P.L.C.	150,111	343,330
*	Bioquell P.L.C.	90,893	181,832
	Biotrace International P.L.C.	150,131	383,496
*	BTG P.L.C.	489,797	1,306,720
	Care U.K. P.L.C.	199,641	2,163,666
*	Clinical Computing P.L.C.	46,666	6,995
	Corin Group P.L.C.	151,637	779,305
	Dechra Pharmaceuticals P.L.C.	204,340	947,457
	Ferraris Group P.L.C.	171,391	86,192
*	Genetix Group P.L.C.	151,246	159,977
*	Global Health Partners P.L.C.	932	1,795
	Goldshield Group P.L.C.	123,034	727,599
*	Gyrus Group P.L.C.	474,971	3,459,751
	Huntleigh Technology P.L.C.	149,461	1,126,484
*	Innovata P.L.C.	1,718,271	843,458
	iSOFT Group P.L.C.	737,364	572,797
	Isotron P.L.C.	79,175	1,273,850
*	MDY Healthcare P.L.C.	586,814	31,348
*	Medical Solutions P.L.C.	140,731	21,157
	Nestor Healthcare Group P.L.C.	345,217	971,509
*	Osmetech P.L.C.	66,935	32,560
*	Oxford Biomedica P.L.C.	1,764,734	974,447
*	Phytopharm P.L.C.	111,349	102,550
*	Pinnacle Staffing Group P.L.C.	303,219	56,625
*	Protherics P.L.C.	996,238	1,254,665
*	Provalis P.L.C.	796,584	4,698
	Ransom (William) & Son P.L.C.	30,000	29,781
*	SkyePharma P.L.C.	1,738,458	779,573
	SSL International P.L.C.	738,967	4,925,400
	Theratase P.L.C.	138,068	155,459
*	Vernalis P.L.C.	1,131,506	1,287,710
Total Health Care			30,099,953

Industrials — (31.8%)
*	AEA Technology P.L.C.	539,970	983,833
	Aggreko P.L.C.	979,669	7,595,866
	Air Partner P.L.C.	35,296	553,641
*	Airflow Streamlines P.L.C.	20,500	23,574

5

		Shares	Value††
	Alumasc Group P.L.C.	131,547	$447,505
	Amec P.L.C.	683,554	5,583,651
	Arriva P.L.C.	577,614	7,916,086
	Ashtead Group P.L.C.	1,337,718	3,785,038
	Atkins (WS) P.L.C.	351,983	5,875,761
*	Autologic Holdings P.L.C.	96,590	215,243
*	Avis Europe P.L.C.	3,154,308	4,574,678
	Babcock International Group P.L.C.	784,072	6,183,785
*	Bailey (C.H.) P.L.C.	20,950	38,178
*	BB Holdings, Ltd.	8,709	26,287
	Black Arrow Group P.L.C.	56,500	87,742
	Bodycote International P.L.C.	1,195,464	5,806,989
	Braemar Seascope Group P.L.C.	73,913	517,655
	Brammer P.L.C.	166,307	746,820
	BSS Group P.L.C.	409,205	3,357,098
	Business Post Group P.L.C.	199,404	1,830,373
	Camellia P.L.C.	2,437	406,242
	Carillion P.L.C.	1,066,439	8,061,777
*	Carlisle Group, Ltd.	3,484	6,947
	Carr’s Milling Industries P.L.C.	31,055	352,890
	Carter & Carter Group P.L.C.	41,794	754,607
	Castings P.L.C.	163,887	773,359
	Charles Taylor Consulting P.L.C.	143,225	1,077,242
*	Charter P.L.C.	561,590	9,588,551
	Chemring Group P.L.C.	117,719	3,618,352
	Chloride Group P.L.C.	973,598	2,826,721
	Christie Group P.L.C.	53,263	247,219
	Clarke (T.) P.L.C.	148,717	656,426
	Clarkson P.L.C.	54,733	781,963
	Communisis P.L.C.	577,296	1,005,952
	Cookson Group P.L.C.	694,799	8,116,894
*	Corporate Services Group P.L.C.	3,685,688	455,768
*	Costain Group P.L.C.	1,306,155	1,577,193
*	Danka Business Systems P.L.C.	1,029,605	356,621
	Dart Group P.L.C.	296,000	722,236
	Datamonitor P.L.C.	261,086	2,320,640
	Davis Service Group P.L.C.	645,338	6,469,953
	De La Rue P.L.C.	632,781	7,999,202
	Dewhurst P.L.C. Class A Non-Voting	15,500	53,332
	Dewhurst P.L.C. ORD	9,000	37,153
	Domino Printing Sciences P.L.C.	421,643	2,342,622
*	easyJet P.L.C.	1,032,000	12,100,378
	Eleco P.L.C.	104,685	173,422
	Enodis P.L.C.	1,616,238	6,519,159
	Enterprise P.L.C.	270,194	2,772,277
	Fenner P.L.C.	596,817	2,360,846
	FKI P.L.C.	2,068,038	4,066,788
	Forth Ports P.L.C.	171,300	6,793,929
*	Fortress Holdings P.L.C.	120,728	6,526
	Galliford Try P.L.C.	1,054,108	3,055,738
	Gibbs & Dandy P.L.C.	37,672	285,082
	Gleeson (M.J.) Group P.L.C.	189,545	1,323,843
	Glotel P.L.C.	119,419	139,949
	Go-Ahead Group P.L.C.	167,245	6,980,692
*	Hampson Industries P.L.C.	320,091	978,751

6

		Shares	Value††
*	Harvey Nash Group P.L.C.	226,666	$266,413
	Havelock Europa P.L.C.	123,687	343,814
	Heath (Samuel) & Sons P.L.C.	7,500	72,242
	Helphire Group P.L.C.	543,376	4,040,587
*	Heywood Williams Group P.L.C.	297,460	645,261
	Homeserve P.L.C.	238,474	8,489,111
	Hyder Consulting P.L.C.	159,637	1,255,779
	Interserve P.L.C.	422,266	3,219,794
	Intertek Group P.L.C.	512,085	7,791,522
*	Invensys P.L.C.	1,929,073	9,948,540
	Ite Group P.L.C.	966,080	2,857,186
	James Halstead P.L.C.	104,416	971,192
	Johnson Service Group P.L.C.	206,862	1,392,897
	Keller Group P.L.C.	239,418	3,816,583
	Kier Group P.L.C.	128,597	5,365,390
	Laing (John) P.L.C.	848,681	6,722,929
	Latchways P.L.C.	40,210	988,668
	Lavendon Group P.L.C.	140,454	888,948
	Lincat Group P.L.C.	19,000	232,141
	Litho Supplies P.L.C.	20,000	23,647
*	Lorien P.L.C.	60,000	51,335
	Low & Bonar P.L.C.	707,849	1,778,455
	Management Consulting Group P.L.C.	1,055,808	821,195
	McAlpine (Alfred) P.L.C.	383,618	4,277,463
	Metalrax Group P.L.C.	508,719	656,005
	Michael Page International P.L.C.	1,224,495	9,837,808
	Mitie Group P.L.C.	1,150,518	5,113,659
*	Molins P.L.C.	68,000	170,053
	Morgan Crucible Company P.L.C.	1,125,473	5,712,856
	Morgan Sindall P.L.C.	146,726	3,577,400
	Mouchel Parkman P.L.C.	396,112	3,181,010
	MS International P.L.C.	71,500	225,240
	MSB International P.L.C.	30,748	43,256
	National Express Group P.L.C.	25,000	507,322
	New Avesco P.L.C.	29,998	69,410
	Northern Recruitment Group P.L.C.	36,500	93,942
	Northgate P.L.C.	252,005	5,594,284
	Ocean Wilsons Holdings, Ltd.	84,250	807,380
*	OneSource Services, Inc.	544	6,722
	OPD Group P.L.C.	95,878	802,964
	Parkwood Holdings P.L.C.	72,980	143,355
*	Penna Consulting P.L.C.	91,728	124,516
*	Planestation Group P.L.C.	76,551	0
	Quantica P.L.C.	245,300	147,535
	Radstone Technology P.L.C.	102,913	829,818
*	Regus Group P.L.C.	3,628,946	7,964,410
	Reliance Security Group P.L.C.	49,710	630,410
*	Renold P.L.C.	270,995	568,728
	Ricardo P.L.C.	220,336	1,257,233
	Robert Walters P.L.C.	291,175	1,618,375
	ROK P.L.C.	108,636	1,623,447
	RPS Group P.L.C.	730,729	3,830,728
	Salvesen (Christian) P.L.C.	950,714	1,250,510
	Senior P.L.C.	1,436,031	1,753,286
	Serco Group P.L.C.	235,235	1,682,214

7

		Shares	Value††
	Severfield-Rowan P.L.C.	84,679	$2,324,776
	Shanks Group P.L.C.	884,042	4,066,929
	SIG P.L.C.	445,720	8,486,122
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	359,365
	Speedy Hire P.L.C.	173,508	3,663,230
	Spirax-Sarco Engineering P.L.C.	260,136	4,851,130
	Spring Group P.L.C.	596,238	766,339
	Stagecoach Group P.L.C.	1,865,823	5,222,844
*	Stanelco P.L.C.	2,148,370	49,926
	Tarsus Group P.L.C.	87,549	396,896
	TDG P.L.C.	305,448	1,492,992
	Teesland P.L.C.	482,546	1,094,975
	Tex Holdings P.L.C.	14,000	28,293
*	The 600 Group P.L.C.	218,038	231,321
	Thorpe (F.W.) P.L.C.	24,000	258,265
*	Tinsley (Eliza) Group P.L.C.	19,844	3,511
*	Trafficmaster P.L.C.	517,604	599,284
*	Tribal Group P.L.C.	50,000	133,742
	Trifast P.L.C.	330,473	463,869
	Ultra Electronics Holdings P.L.C.	256,052	5,445,732
	Umeco P.L.C.	177,143	1,513,874
*	Universal Salvage P.L.C.	104,608	271,690
* #	Volex Group P.L.C.	241,088	592,209
	Vp P.L.C.	166,643	945,236
	VT Group P.L.C.	662,229	5,851,832
	Waterman Group P.L.C.	74,473	247,359
	Watermark Group P.L.C.	189,106	128,361
	Weir Group P.L.C.	769,429	7,937,032
	Whatman P.L.C.	490,239	2,496,979
	White Young Green P.L.C.	154,390	1,288,710
*	Wilshaw P.L.C.	198,409	15,113
	Wincanton P.L.C.	417,586	2,921,463
	WSP Group P.L.C.	254,125	2,490,277
	XP Power P.L.C.	73,546	617,770
Total Industrials			357,659,459

Information Technology — (9.9%)
	Abacus Group P.L.C.	271,924	1,001,990
	Acal P.L.C.	98,344	572,347
	Alphameric P.L.C.	486,081	505,598
*	Alterian P.L.C.	151,434	300,727
	Amstrad P.L.C.	311,793	908,466
	Anite Group P.L.C.	1,273,342	2,033,111
*	ARC International P.L.C.	546,440	325,361
*	Autonomy Corp. P.L.C.	602,901	6,141,865
	Aveva Group P.L.C.	243,405	3,425,476
	Axon Group P.L.C.	207,398	2,157,430
*	Bede P.L.C.	135,978	28,112
	CML Microsystems P.L.C.	28,361	89,887
	Compel Group P.L.C.	119,994	238,766
	Computacenter P.L.C.	377,178	1,827,695
*	CSR P.L.C.	107,309	1,402,906
	Detica Group P.L.C.	417,189	2,460,939
	Dialight P.L.C.	111,362	477,779
	Dicom Group P.L.C.	325,477	1,446,161

8

		Shares	Value††
*	Dimension Data Holdings P.L.C.	939,000	$820,576
	Diploma P.L.C.	83,772	1,284,623
	DRS Data & Research Services P.L.C.	26,825	20,034
*	E2V Technologies P.L.C.	25,000	162,745
	Electrocomponents P.L.C.	1,319,110	7,326,861
	Electronic Data Processing P.L.C.	55,200	66,696
*	Eurodis Electron P.L.C.	2,118,657	43,730
	Filtronic P.L.C.	226,882	806,566
*	Financial Objects P.L.C.	17,000	16,669
	GB Group P.L.C.	415,333	298,598
* #	Gresham Computing P.L.C.	180,019	493,240
	Halma P.L.C.	1,554,692	6,601,320
	ICM Computer Group P.L.C.	64,101	328,776
*	Imagination Technologies Group P.L.C.	664,715	1,284,138
	Independent Media Distribution P.L.C.	21,621	15,886
*	Innovation Group P.L.C.	1,562,355	869,457
*	Intec Telecom Systems P.L.C.	983,242	677,392
	Intelek P.L.C.	99,880	28,213
*	Kewill Systems P.L.C.	309,597	453,937
	Laird Group P.L.C.	685,436	5,123,060
	Macro 4 P.L.C.	68,736	282,109
	Microgen P.L.C.	307,694	339,549
	Misys P.L.C.	1,682,514	7,130,234
	Morse P.L.C.	450,565	975,687
	MTL Instruments Group P.L.C.	71,580	615,364
*	nCipher P.L.C.	99,572	522,548
	Netstore P.L.C.	143,737	84,864
	Northgate Information Solutions P.L.C.	1,787,107	2,975,516
*	NSB Retail Systems P.L.C.	1,119,725	645,770
	Oxford Instruments P.L.C.	136,455	649,463
*	Parity Group P.L.C.	7,621	11,457
*	Planit Holdings P.L.C.	235,000	130,228
*	Plasmon P.L.C.	259,985	84,259
	Premier Farnell P.L.C.	1,368,932	5,124,692
	Psion P.L.C.	462,761	1,036,947
*	Raymarine P.L.C.	254,160	2,103,500
	Renishaw P.L.C.	222,795	3,368,835
*	Retail Decisions P.L.C.	258,904	1,036,619
	Revenue Assurance Services P.L.C.	30,304	66,268
	RM P.L.C.	359,199	1,205,034
	Rotork P.L.C.	306,541	4,873,780
	Royalblue Group P.L.C.	125,646	2,349,598
*	SCi Entertainment Group P.L.C.	103,261	993,425
*	Scipher P.L.C.	34,563	764
*	SDL P.L.C.	229,834	963,034
*	Servicepower Technologies P.L.C.	235,191	59,719
	Spectris P.L.C.	508,179	6,886,545
*	Spirent Communictions P.L.C.	2,769,967	2,972,574
*	Superscape Group P.L.C.	302,847	77,478
*	Surfcontrol P.L.C.	104,638	875,089
*	Tadpole Technology P.L.C.	427,207	9,480
	Telent P.L.C.	242,183	2,262,010
*	Telspec P.L.C.	25,000	3,747
	Trace Group P.L.C.	33,552	65,625
	TT electronics P.L.C.	531,652	2,297,013

9

		Shares	Value††
	Vega Group P.L.C.	69,342	$277,445
	Vislink P.L.C.	525,520	1,044,279
*	Wolfson Microelectronics P.L.C.	429,349	2,320,779
*	Workplace Systems International P.L.C.	238,739	15,317
	XAAR P.L.C.	220,887	969,107
	XANSA P.L.C.	1,086,619	1,572,454
	Zetex P.L.C.	276,462	321,227
Total Information Technology			111,666,565

Materials — (3.3%)
*	Amberley Group P.L.C.	200,000	41,281
*	API Group P.L.C.	103,483	174,529
	Baggeridge Brick P.L.C.	136,350	542,710
	British Polythene Industries P.L.C.	97,215	832,124
	Carclo P.L.C.	180,595	294,743
	Chamberlin & Hill P.L.C.	18,000	69,012
	Chapelthorpe P.L.C.	656,803	93,560
*	Coral Products P.L.C.	50,000	17,874
	Croda International P.L.C.	495,398	5,266,002
	Cropper (James) P.L.C.	22,000	74,050
	Delta P.L.C.	474,097	1,387,742
	DS Smith P.L.C.	1,410,480	4,987,628
	Dyson Group P.L.C.	116,928	431,075
	Elementis P.L.C.	1,680,525	2,714,443
	Ennstone P.L.C.	1,455,712	1,362,118
	Filtrona P.L.C.	724,553	3,910,369
	Hill & Smith Holdings P.L.C.	228,223	1,123,429
*	Inveresk P.L.C.	150,000	51,403
	Macfarlane Group P.L.C.	378,287	214,156
	Marshalls P.L.C.	662,347	4,555,502
*	OpSec Security Group P.L.C.	117,822	169,549
	Porvair P.L.C.	139,099	334,796
	RPC Group P.L.C.	335,324	1,630,491
*	Scapa Group P.L.C.	456,918	261,331
*	Scarborough Minerals P.L.C.	14,622	12,348
	Treatt P.L.C.	14,957	96,659
	UCM Group P.L.C.	41,980	54,764
	Victrex P.L.C.	307,403	4,306,323
	Yule Catto & Co. P.L.C.	521,859	2,320,579
	Zotefoams P.L.C.	96,852	191,940
Total Materials			37,522,530

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	Industrial & Commercial Holdings P.L.C.	5,000	147
*	Pisces Property Services P.L.C.	62,500	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	16,278
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	390

10

		Shares	Value††
*	Whitecroft P.L.C.	105,000	$0
*	Wraith P.L.C.	1,400	2,507
Total Other			19,322

Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	2,278,846
	Kingston Communications P.L.C.	1,328,979	1,821,967
*	Redstone P.L.C.	1,259,104	181,626
	Telecom Plus P.L.C.	222,635	605,928
*	Thus Group P.L.C.	549,382	1,817,924
*	Vanco P.L.C.	232,704	1,860,376
Total Telecommunication Services			8,566,667

Utilities — (1.1%)
	Dee Valley Group P.L.C.	4,214	98,181
	Hydro International P.L.C.	27,669	80,956
	Northumbrian Water Group P.L.C.	375,602	2,230,786
	Viridian Group P.L.C.	393,733	10,232,827
Total Utilities			12,642,750

TOTAL COMMON STOCKS			1,116,082,174

11

		Shares	Value††
RIGHTS/WARRANTS — (0.0%)
*	Innovation Group P.L.C. Rights 12/11/06	624,942	$87,591
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	0
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Ultraframe Litigation Notes	319,285	0

TOTAL RIGHTS/WARRANTS			87,591

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $5,768,675 FHLMC 5.000%, 04/15/34, valued at $5,811,152) to be repurchased at $5,697,208	$5,696	5,696,368
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $3,108,000 FHLMC 5.82%, 06/01/36, valued at $3,019,439) to be repurchased at $2,974,429	2,974	2,974,000

TOTAL TEMPORARY CASH INVESTMENTS			8,670,368

TOTAL INVESTMENTS - (100.0%)
(Cost $722,319,437)			$1,124,840,133

See accompanying Notes to Financial Statements.

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
	Agrana Beteiligungs AG	17,295	$1,699,166
	Andritz AG	27,387	5,297,646
	Austria Email AG	715	5,552
* #	Austrian Airlines AG	42,784	408,832
	BKS Bank AG	520	66,559
	Boehler-Uddeholm AG	104,608	6,662,280
* #	BWIN Interactive Entertainment AG	40,984	908,758
#	BWT AG	24,819	1,088,166
*	CA Immobilien Anlagen AG	134,542	3,911,619
*	Christ Water Techology AG	24,819	397,276
	Constantia Packaging AG	21,263	1,052,655
*	Conwert Immobilien Invest AG	54,426	1,179,177
	Eybl International AG	3,191	54,015
	Flughafen Wien AG	32,850	3,013,369
	Frauenthal Holding AG	10,460	312,639
*	Intercell AG	51,979	1,131,914
#	Lenzing AG	3,948	1,233,606
*	Manner (Josef) & Co. AG	870	64,637
	Mayr-Melnhof Karton AG	11,760	2,133,121
	Oberbank AG	8,153	1,111,107
	Palfinger AG	11,176	1,367,107
*	RHI AG	65,590	3,007,637
	Rosenbauer International AG	2,134	246,715
*	S&T System Integration & Technology Distribution AG	5,233	262,220
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	1,029,508
* #	Sparkassen Immobilien AG	58,185	697,173
	UBM Realitaetenentwicklung AG	1,440	89,639
	Uniqa Versicherungen AG	88,000	2,855,283
*	Wolford AG	5,946	236,974
TOTAL COMMON STOCKS			41,524,350

RIGHTS/WARRANTS — (0.0%)
*	Austrian Airlines AG Rights 11/27/06	42,784	567

TOTAL — AUSTRIA			41,524,917

BELGIUM — (2.9%)
COMMON STOCKS — (2.9%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	5,493,855
	Arinso International SA	29,855	684,427
	Banque Nationale de Belgique	710	3,250,283
#	Barco NV	36,337	3,091,615
	Bekaert SA	41,401	4,805,839

1

		Shares	Value††
	Brantano Group NV	5,881	$290,017
	Brederode SA	12,180	462,940
	Carrieres Unies Porphyre SA	45	138,649
*	Cie Mobiliere Sauv S VV Strips	87	29
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	229,461
	Cofinimmo SA	17,021	3,398,764
	Compagnie du Bois Sauvage	87	35,603
	Compagnie Francois d’Entreprises (CFE)	2,080	2,378,853
	Compagnie Immobiliere de Belgique SA	7,453	423,764
#	Compagnie Maritime Belge SA	55,208	2,175,379
	Cumerio	9,586	219,363
	Deceuninck NV	63,700	1,900,978
	Distrigaz	57	331,665
	Dolmen Computer Applications NV	14,860	219,341
	D’Ieteren NV SA	9,168	3,077,719
#	Duvel Moorgat SA	8,788	454,997
	Econocom Group SA	38,283	317,139
* #	Elia System Operator SA NV	80,232	3,188,527
	Euronav SA	56,185	1,749,635
	EVS Broadcast Equipment SA	5,500	296,087
	Exmar NV	52,575	1,569,732
	Floridienne SA	2,033	212,122
*	ICOS Vision Systems NV	19,613	775,576
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	178,719
*	Innogenetics NV	75,886	946,551
*	Integrated Production & Test Engineering NV	9,275	57,242
*	International Brachtherapy SA	16,544	171,511
* #	Ion Beam Application SA	49,701	1,263,562
	Kinepolis	10,703	605,282
*	Laundry Systems Group	14,485	217,495
	Lotus Bakeries SA	1,401	373,868
	Melexis NV	70,385	1,293,156
	Nord-Sumatra Investissements SA	650	521,588
	Omega Pharma SA	63,035	4,368,461
* #	Option NV	79,228	1,102,123
*	Papeteries Catala SA	315	75,090
*	Picanol	16,120	265,667
	Quick Restaurants SA	27,247	1,353,582
* #	Real Software SA	218,853	150,753
	Recticel SA	47,637	619,783
*	Resilux	3,440	189,581
	Rosier SA	655	127,070
	Roularta Media Group NV	10,137	772,018
	Sapec SA	3,635	434,599
*	SAPEC SA Strip VVPR	75	241
#	Sioen Industries NV	40,931	487,542
	Sipef NV	1,685	479,765
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	925,891
*	Spector Photo Group SA	5,408	7,164
*	Systemat-Datarelay SA	14,672	112,877
	Ter Beke NV	2,281	199,386
	Tessenderlo Chemie NV	66,759	2,782,113
	Unibra SA	1,600	201,566
	Van De Velde NV	18,785	939,200
	VPK Packaging Group SA	12,678	598,901

2

		Shares	Value††
	Warehouses De Pauw SCA	10,753	$664,110
* #	Zenitel	20,197	81,909

TOTAL — BELGIUM			63,740,725

DENMARK — (3.6%)
COMMON STOCKS — (3.6%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	450,202
* #	Aktieselskabet Roskilde Bank A.S.	14,170	1,635,879
*	Alk-Abello A.S.	15,055	3,243,385
* #	Alm. Brand A.S.	28,360	1,792,181
	Amagerbanken A.S.	25,720	1,771,828
#	Ambu A.S.	7,460	132,565
	Arkil Holdings A.S. Series B	670	112,893
#	Auriga Industries A.S. Series B	29,250	759,971
#	Bang & Olufsen Holding A.S. Series B	27,637	3,356,076
* #	Bavarian Nordic A.S.	8,530	792,964
	Biomar Holding A.S.	8,498	334,032
*	BoConcept Holding A.S.	3,750	227,687
* #	Bonusbanken A.S.	51,355	400,502
	Bording (F.E.) A.S. Series B	600	84,192
	Brodrene Hartmann A.S. Series B	5,865	236,824
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	70,647
* #	Capinordic AS	100,000	512,642
*	Dampskibsselskabet Norden A.S.	840	711,270
#	Dampskibsselskabet Torm A.S.	49,460	3,035,749
*	Danionics A.S. Series A	14,000	79,461
#	Dantherm Holding A.S.	13,100	220,035
*	Danware A.S.	5,185	85,705
	DFDS A.S.	11,760	1,444,978
#	DiBa Bank A.S.	1,433	481,473
	Dicentia A.S.	6,000	42,169
	Djursland Bank A.S.	770	96,466
#	DLH A.S. Series B	27,900	514,438
	East Asiatic Co., Ltd.	50,573	2,965,940
#	EDB Gruppen A.S.	5,780	246,789
	Fionia Bank A.S. Rights	2,868	825,637
	FLSmidth & Co. A.S.	73,180	4,268,887
#	Fluegger A.S. Series B	4,023	483,444
	Forstaedernes Bank A.S.	10,422	1,514,302
*	Genmab A.S.	63,829	3,085,364
	Glunz & Jensen A.S.	2,870	40,314
	GPV Industi A.S.	1,700	98,194
#	H&H International A.S. Series B	1,520	454,346
	Hadsten Bank A.S.	555	161,448
#	Harboes Bryggeri A.S.	8,250	359,549
	Hedegaard (Peder P.) A.S.	1,360	138,949
	Hojgaard Holding A.S. Series B	2,500	104,471
#	IC Companys A.S.	30,105	1,855,997
*	Incentive A.S.	3,575	11,750
	ITH Industri Invest A.S.	3,600	138,044
	Lan & Spar Bank A.S.	3,800	303,789
*	Lastas A.S. Series B	6,000	119,000
	Lollands Bank A.S.	750	56,656
*	Maconomy A.S.	37,500	97,508

3

		Shares	Value††
	Migatronic A.S. Series B	400	$21,364
* #	Mols-Linien A.S.	3,800	324,348
* #	NeuroSearch A.S.	19,290	680,620
	NKT Holding A.S.	49,245	4,048,448
	Nordjyske Bank A.S.	17,250	582,917
#	Norresundby Bank A.S.	535	320,021
	NTR Holdings A.S.	2,530	37,081
	Ostjydsk Bank A.S.	1,542	310,498
*	Parken Sport & Emtertainment A.S.	1,900	477,648
	Per Aarsleff A.S. Series B	3,295	283,746
*	Pharmexa A.S.	59,540	174,883
	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	2,259,761
	Roblon A.S. Series B	470	75,065
	Rockwool International A.S.	24,520	3,844,946
	Royal Unibrew A.S.	10,615	1,245,240
* #	RTX Telecom A.S.	14,000	210,222
	Salling Bank A.S.	750	122,752
	Sanistal A.S. Series B	2,686	393,933
*	SAS AB	34,300	506,192
#	Satair A.S.	7,125	321,539
#	Schouw & Co. A.S.	20,235	1,303,254
	SimCorp A.S.	11,740	2,572,490
	Sjaelso Gruppen A.S.	4,438	1,491,490
	SKAKO Industries A.S.	3,930	214,795
	Skjern Bank A.S.	2,230	340,511
#	Sondagsavisen A.S.	36,665	556,442
#	Spar Nord Bank A.S.	94,575	2,212,271
#	Sparbank Vest A.S.	9,485	782,400
#	Sparekassen Faaborg A.S.	721	428,005
	Sydbank A.S.	81,720	3,478,524
	Thrane & Thrane A.S.	6,858	402,082
#	Tivoli A.S.	862	681,987
* #	TK Development A.S.	65,956	994,114
*	Topdanmark A.S.	28,300	4,518,406
*	TopoTarget A.S.	62,900	344,606
	Vestfyns Bank A.S.	340	76,241
	Vestjysk Bank A.S.	19,850	1,086,160
TOTAL COMMON STOCKS			77,681,594

RIGHTS/WARRANTS — (0.0%)
*	Danionics A.S. Rights 12/12/06	14,000	20,768

TOTAL — DENMARK			77,702,362

FINLAND — (5.0%)
COMMON STOCKS — (5.0%)
	Alandsbanken AB Series B	18,190	585,243
*	Aldata Solutions Oyj	194,535	426,688
	Alma Media Corp.	256,900	2,858,993
	Amanda Capital Oyj	67,120	288,403
	Amer Sports Oyj Series A	269,460	6,151,529
	Aspo Oyj	70,175	611,346
* #	Aspocomp Group Oyj	42,026	115,696
	BasWare Oyj	34,550	571,540

4

		Shares	Value††
*	Benefon Oyj	686,900	$227,898
*	Biohit Oyj	9,400	26,211
*	Biotie Therapies Oyj	159,354	364,660
	Capman Oyj Series B	12,485	44,134
*	Cencorp Oyj	89,510	62,764
*	Componenta Oyj	30,700	322,830
	Comptel Oyj	308,941	705,043
	Cramo P.L.C.	96,060	1,926,505
* #	Efore Oyj	129,540	228,955
	Elcoteq SE	66,810	959,562
	Elecster Oyj	2,200	15,128
#	Elektrobit Group Oyj	401,120	1,115,851
	eQ Oyj	132,200	729,330
	Etteplan Oyj	28,000	243,760
*	Evox Rifa Group Oyj	189,210	22,748
	Finnair Oyj	153,750	2,433,481
#	Finnlines Oyj	110,260	2,356,423
#	Fiskars Oyj Abp Series A	178,328	2,835,442
	F-Secure Oyj	447,078	1,312,882
#	HK Ruokatalo Oyj Series A	74,560	1,373,941
*	Honkarakenne Oyj Series B	15,330	113,854
#	Huhtamaki Oyj	322,600	6,066,404
	Ilkka-Yhtyma Oyj	32,460	439,293
*	Incap Oyj	36,800	120,181
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	108,523
	KCI Konecranes Oyj	255,800	6,520,673
	Kemira GrowHow Oyj	88,660	705,660
	Kemira Oyj	261,200	5,510,596
	Kyro Oyj Abp	128,140	694,794
	Laennen Tehtaat Oyj	17,820	505,123
	Lassila & Tikanoja Oyj	114,376	2,964,763
#	Lemminkainen Oyj	52,700	2,445,284
	Martela Oyj	1,060	9,279
	M-Real Oyj Series B	696,000	4,144,096
	Neomarkka Oyj	16,652	170,405
	Nokian Renkaat Oyj	379,540	7,879,410
	Nordic Aluminium Oyj	10,440	282,637
*	Okmetic Oyj	54,904	256,525
	OKO Bank P.L.C. Class A	101,080	1,631,283
	Olvi Oyj Series A	32,290	823,756
*	Oriola-KD Oyj	26,000	89,870
*	Oriola-KD Oyj	16,000	55,491
*	Orion Oyj Series A	26,000	542,966
*	Orion Oyj Series B	16,000	333,149
	Perlos Oyj	130,761	687,351
	PKC Group Oyj	48,390	719,744
	Ponsse Oyj	82,280	1,417,644
	Poyry Oyj	183,040	2,507,480
* #	Proha Oyj	198,232	107,837
	Raisio Group P.L.C.	375,423	931,541
	Ramirent Oyj	78,640	4,285,455
	Rapala VMC Oyj	116,640	982,706
	Raute Oyj Series A	10,390	167,334
#	Rocla Oyj	12,300	182,816
*	Satama Interactive Oyj	107,200	128,207

5

		Shares	Value††
	Scanfil Oyj	123,479	$440,154
	Sponda Oyj	159,511	2,247,293
#	SSH Communications Oyj	88,050	111,949
	Stockmann Oyj Abp Series A	36,330	1,741,609
#	Stockmann Oyj Abp Series B	93,438	4,532,822
*	Stonesoft Oyj	94,779	61,558
* #	Suominen Oyj	17,955	74,221
	SysOpen Digia Oyj	55,020	251,318
	Talentum Oyj	133,500	567,768
	Tecnomen Oyj	196,570	387,619
	Teleste Oyi	50,749	647,319
#	TietoEnator Oyj	13,000	371,162
	Tieto-X Oyj	22,800	133,273
	Tiimari P.L.C.	16,680	110,886
	Tulikivi Oyj	79,440	366,281
	Turkistuottajat Oyj	8,490	153,369
	Uponor Oyj Series A	203,800	6,680,088
#	Vacon Oyj	44,337	1,408,467
	Vaisala Oyj Series A	35,000	1,436,334
*	Viking Line AB	10,710	308,472
#	Wartsila Corp. Oyj Series B	35,000	1,693,501
	YIT Oyj	61,000	1,590,717
TOTAL COMMON STOCKS			108,765,296

RIGHTS/WARRANTS — (0.0%)
*	Biotie Therapies Oyj Rights 12/15/06	106,236	171,646
*	Tiimari P.L.C. Rights 12/20/06	16,680	6,737
TOTAL RIGHTS/WARRANTS			178,383

TOTAL — FINLAND			108,943,679

FRANCE — (10.6%)
COMMON STOCKS — (10.6%)
*	Actielec Technologies	21,981	81,624
	Affine	2,526	414,594
*	Akka Technologies SA	1,000	43,143
	Ales Groupe SA	33,613	767,461
*	Alten SA	56,620	1,830,025
* #	Altran Technologies SA	274,007	2,514,117
	Apem SA	1,000	95,840
	April Group SA	58,305	2,692,783
* #	Archos	14,076	659,773
#	Arkopharma	36,492	574,674
	Assystem	47,658	894,221
	Aubay SA	28,081	280,173
	Audika SA	22,509	563,096
*	Avanquest Software	15,329	317,943
*	Axorys SA	11,700	9,471
*	Baccarat SA	1,090	206,150
	Bacou-Dalloz	17,098	2,169,084
	Banque Tarneaud SA	1,430	355,749
	Beneteau SA	37,099	3,960,577
*	Bigben Interactive	2,100	8,522
	Boiron SA	19,537	457,110

6

		Shares	Value††
	Boizel Chanoine Champagne SA	5,724	$328,838
	Bonduelle SA	12,181	1,535,691
	Bongrain SA	14,306	1,323,936
#	Bourbon SA	63,632	3,423,909
	Bricorama SA	10,279	597,064
*	Bull SA	4	3
*	Bull SA	185,401	1,146,768
	Burelle SA	4,030	970,777
*	Cafom SA	1,200	35,688
#	Canal Plus SA	280,788	2,886,205
	Carbone Lorraine SA	46,232	2,657,687
* #	CBo Territoria	28,320	113,713
#	Cegedim SA	10,099	885,210
#	Cegid SA	20,276	954,080
*	Cesar SA	142,196	160,128
	CFF Recycling SA	84,608	3,118,914
*	Cibox Inter@ctive SA	232,424	77,395
	Clarins SA	10,264	757,127
* #	Club Mediterranee SA	43,377	2,461,010
* #	Compagnie Generale de Geophysique SA	37,105	7,450,386
	Compagnie Industrielle et Financiere D’Entreprises	300	69,528
	Compagnie International Andre Trigano SA	983	31,522
*	CS Communication et Systemes	7,938	226,016
*	Cybergun	5,682	94,145
	Damartex SA	22,900	1,020,125
*	Dane-Elec Memory SA	65,202	332,207
#	Delachaux SA	23,700	1,612,945
	Didot-Bottin SA	1,620	123,577
*	Dollfus Mieg & Cie SA	35,375	117,102
*	Dynaction SA	10,660	182,151
#	Electricite de Strasbourg	23,784	5,454,673
	Encres Dubuit SA	4,176	42,942
*	Entrepose Contracting	3,400	215,717
	Esso SA	927	202,649
*	Etablissements Gantois Series A	647	6,440
	Etam Developpement SA	23,047	2,136,172
* #	Euro Disney SCA	4,981,489	464,241
	Evialis SA	3,664	174,511
	Exel Industries SA	5,582	432,331
	Explosifs et de Produits Chimiques	524	272,720
* #	Faurecia SA	31,964	2,181,104
	Fimalac SA	111,143	10,117,109
#	Fininfo SA	11,236	180,863
	Finuchem SA	18,083	444,789
	Fleury Michon SA	4,019	237,165
	Foncia Groupe	37,816	1,843,844
	Francois Freres (Tonnellerie) SA	3,839	172,822
	Gascogne SA	7,112	686,250
	Gaumont SA	14,607	1,258,040
*	GECI International	52,548	189,417
#	Generale de Sante	109,455	4,479,277
	Geodis SA	14,348	2,703,601
	Gevelot SA	3,584	273,549
	GFI Informatique SA	126,539	1,010,725
* #	Gifi	7,579	301,007

7

		Shares	Value††
*	Ginger (Groupe Ingenierie Europe)	10,357	$235,645
	GL Events	34,299	1,570,350
*	GPe Pizzorno	1,400	68,345
	Grands Moulins de Strasbourg	110	105,180
*	Groupe Ares SA	17,281	58,962
*	Groupe Ares SA	4,713	16,103
	Groupe Crit	24,673	1,091,825
*	Groupe Flo SA	22,019	268,093
* #	Groupe Go Sport SA	2,740	232,156
	Groupe Guillin SA	1,200	102,742
*	Groupe Open SA	22,246	393,129
#	Groupe Steria SCA	48,989	2,961,054
	Guerbet SA	5,997	1,065,307
	Guyenne et Gascogne SA	26,000	3,523,059
	Haulotte Group SA	53,790	1,383,139
#	Havas SA	1,035,703	5,718,435
	Idsud	2,227	135,834
*	IEC Professionnel Media	27,153	71,939
	IMS International Metal Service SA	51,946	1,415,284
* #	Infogrames Entertainment SA	311,327	295,863
* #	Ingenico SA	77,060	1,943,957
	Ipsos SA	64,032	2,335,155
	Kaufman et Broad SA	34,770	2,074,816
	Lafuma SA	6,232	458,380
	Laurent-Perrier Group	12,172	1,264,147
	Lectra	85,992	613,199
	Lisi SA	8,334	612,338
	Locindus	20,056	976,595
*	LVL Medical Groupe SA	24,346	403,700
*	Maisons Franc	10,194	746,993
	Manitou BF SA	44,368	2,111,427
	Manutan International SA	13,920	820,203
* #	Metaleurop SA	35,449	394,264
	MGI Coutier SA	2,753	91,065
	MoneyLine SA	11	568
	Montupet SA	32,450	646,173
	Mr. Bricolage SA	23,846	551,444
*	Naturex	4,887	340,337
	Nexans SA	78,576	8,466,202
*	Nexity	42,090	2,850,881
	Norbert Dentressangle	12,697	1,119,996
#	NRJ Group	177,024	3,289,449
#	Oberthur Card Systems SA	117,901	789,458
*	Oeneo	102,487	264,951
* #	Orpea	51,311	4,430,524
*	Osiatis	1,400	11,786
	Paris Orleans et Cie SA	2,832	1,004,568
	Passat SA	8,835	99,929
* #	Penauille Polyservices SA	47,072	751,033
	Petit Forestier SA	11,101	851,022
	Pierre & Vacances	12,899	1,628,944
	Plastic Omnium SA	30,846	1,524,699
	Plastivaloire SA	4,552	137,960
	Prosodie SA	14,386	428,442
	Provimi SA	57,248	2,659,079

8

		Shares	Value††
	PSB Industries SA	8,438	$401,039
	Radiall SA	5,387	656,543
	Rallye SA	80,915	4,555,722
	Remy Cointreau SA	57,495	3,461,290
*	Rhodia SA	874,663	2,814,806
	Robertet SA	3,167	503,604
	Rodriguez Group SA	23,307	1,138,894
	Rougier SA	2,040	331,737
	Rubis SA	23,685	1,949,121
*	S.T. Dupont SA	39,440	5,746
	Sabeton SA	13,500	221,684
*	Saft Groupe SA	12,916	419,394
	SAMSE SA	8,800	948,609
	Sasa Industries SA	4,969	215,018
#	SCOR SA	2,821,430	8,068,730
	SEB SA	24,264	3,434,130
	Sechilienne SA	44,000	2,211,285
	Securidev SA	2,500	68,042
	Signaux Girod SA	894	78,176
*	SIICinvest	20,056	70,387
*	Smoby SA	1,172	61,714
	Societe de Developpement Regional de la Bretagne	5,106	28,990
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,043,303
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	3,496,139
	Societe Industrielle D’Aviations Latecoere SA	21,731	648,314
*	Societe Marseillaise du Tunnel Prado Carenage	500	115,384
	Societe Pour l’Informatique Industrielle SA	5,844	318,164
	Sogeclair SA	1,463	69,860
*	Soitec S.A.	76,307	2,574,148
*	Solving International SA	7,510	67,729
	Somfy SA	22,900	5,741,319
#	Sopra Group SA	23,668	1,802,920
	Spir Communication SA	6,553	994,020
	Stallergenes SA	24,076	1,058,990
	Ste Virbac SA	16,735	998,450
	STEF-TFE SA	29,698	1,620,997
	Sucriere de Pithiviers-Le-Vieil	1,825	1,880,396
*	Sylis SA	23,228	121,807
	Synergie SA	22,616	972,234
*	Team Partners Group SA	78,410	128,738
*	Teamlog SA	34,132	162,959
#	Teleperformance SA	121,237	4,679,580
	Tessi SA	5,050	321,819
*	Theolia SA	48,468	812,085
	Tipiak SA	518	52,815
	Toupargel-Agrigel SA	21,016	1,137,468
#	Trigano SA	32,572	1,533,397
* #	UbiSoft Entertainment SA	41,992	2,651,023
	Union Financiere de France Banque SA	16,369	1,035,852
* #	Valtech	214,241	170,584
	Viel et Compagnie	162,852	1,056,306
	Vilmorin et Cie SA	19,383	1,591,854
	VM Materiaux SA	5,966	530,636
	Vranken Pommery Monopole	9,879	641,011
	XRT	84,075	176,463

TOTAL COMMON STOCKS			230,329,488

9

		Shares	Value††
RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	$2,976
*	Etablissements Gantois Warrants 07/31/07	1,941	4,113
*	Groupe Ares SA Warrants	4,713	0
*	Groupe Focal SA Warrants 02/21/10	466	0
*	SCOR SA Rights 11/29/06	602,627	71,828
TOTAL RIGHTS/WARRANTS			78,917

TOTAL — FRANCE			230,408,405

GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
*	3U Telecom AG	117,766	104,578
	A.S. Creation Tapeton AG	6,853	344,868
*	AAP Implantate AG	47,250	157,238
*	Aareal Bank AG	93,834	3,759,664
*	Abacho AG	29,174	60,871
*	AC-Service AG	13,512	102,951
	ADCapital AG	33,040	453,188
* #	Adlink Internet Media AG	65,430	1,325,905
*	ADVA AG Optical Networking	94,876	960,372
	Agrob AG	5,800	86,272
* #	Aixtron AG	241,952	1,022,979
*	Allbecon AG	21,017	160,331
	Amadeus Fire AG	13,705	237,949
*	Analytik Jena AG	11,215	103,447
	Andreae-Noris Zahn AG	27,200	1,330,814
*	Artnet AG	14,689	172,143
	Atoss Software AG	10,108	105,519
*	Augusta Technologie AG	20,966	326,002
	AWD Holding AG	92,651	3,807,873
*	AZEGO AG	16,940	8,316
#	Baader Wertpapierhandelsbank AG	142,376	732,072
#	Balda AG	128,088	1,082,625
*	Basler AG	8,861	143,302
	Beate Uhse AG	56,241	312,900
	Bechtle AG	35,008	887,363
*	Bertrandt AG	23,282	370,434
*	Beta Systems Software AG	5,700	35,653
	BHS Tabletop AG	2,800	47,264
	Bilfinger Berger AG	136,777	8,524,911
*	Biolitec AG	26,843	268,914
#	Biotest AG	19,346	702,466
*	BKN International AG	26,631	108,658
* #	BMP AG	50,479	131,087
	Boewe Systec AG	15,333	975,853
*	Borussia Dortmund GmbH & Co. KGaA	119,605	358,808
*	Borussia Dortmund GmbH & Co. KGaA	59,574	179,095
*	Borussia Dortmund GmbH & Co. KGaA Issue 06	29,333	88,183
*	Broadnet AG	36,856	323,567
* #	Business Media China AG	15,212	447,949
*	CBB Holding AG	102,602	7,881

10

		Shares	Value††
*	CEAG AG	20,670	$473,148
	Cenit AG Systemhaus	18,394	342,060
* #	CENTROTEC Sustainable AG	18,334	604,211
	Cewe Color Holding AG	12,921	554,148
*	ComBOTS AG	46,295	619,731
#	Comdirect Bank AG	125,995	1,482,572
	Computerlinks AG	16,965	328,397
*	Concord Effekten AG	11,528	43,044
*	Condomi AG	1,800	1,266
* #	Conergy AG	94,598	5,365,230
*	COR AG Insurance Technologies	19,180	76,371
#	CTS Eventim AG	53,393	1,816,284
	Curanum AG	65,193	611,670
*	Cybio AG	11,685	69,403
*	D&S europe AG	67,296	650,192
*	D. Logistics AG	113,203	277,221
#	DAB Bank AG	133,926	1,239,618
	Data Modul AG	9,213	139,849
*	DEAG Deutsche Entertainment AG	36,433	85,379
	Deutsche Euroshop AG	43,693	3,083,234
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	71,782
* #	Deutz AG	257,064	3,407,312
*	Dierig Holding AG	10,500	212,250
	Douglas Holding AG	105,237	5,204,322
	Dr. Hoenle AG	13,062	138,405
	Drillisch AG	79,246	571,561
*	Duerr AG	38,845	1,063,902
	DVB Bank AG	9,543	2,570,117
*	Easy Software AG	13,167	162,592
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	97,189
	Elexis AG	21,709	603,999
*	Elmos Semiconductor AG	23,218	246,214
	ElreingKlinger AG	6,000	376,471
* #	EM.TV AG	118,273	572,251
*	Emprise AG	24,502	15,558
*	EMS New Media AG	42,609	28,209
	Energiekontor AG	38,401	116,345
*	Epcos AG	216,079	3,939,387
	Erlus AG	297	136,801
*	Escada AG	38,407	1,220,060
	Euwax AG	11,933	544,657
* #	Evotec AG	196,039	798,172
	Fielmann AG	58,362	3,208,043
*	FJA AG	44,005	121,740
	Fortec Elektronik AG	6,390	117,166
*	Freenet.De AG	50,400	1,520,216
	Fuchs Petrolub AG	30,747	2,130,347
	GBWAG Bayerische Wohnungs AG	3,383	313,618
	Geratherm Medical AG	11,303	80,857
	Gerry Weber International AG	48,907	1,077,550
	Gesco AG	6,731	355,553
	GFK AG	55,339	2,489,797
*	GFT Technologies AG	66,050	232,109
*	GPC Biotech AG	103,290	2,143,371
	Grenkeleasing AG	32,424	1,405,379

11

		Shares	Value††
	Grundstuecks & Baugesellschaft AG	3,567	$245,085
	Hamborner AG	21,000	848,346
*	Hansa Group AG	35,248	54,165
	Hawesko Holding AG	20,044	545,179
*	Herlitz AG	6,962	39,276
*	Hoeft & Wessel AG	14,884	65,325
*	Hucke AG	11,123	10,315
	Hugo Boss AG	25,100	1,304,009
	Hyrican Informations Systeme AG	9,518	75,657
*	I-D Media AG	23,140	79,726
*	IFA Hotel & Touristik AG	7,000	77,902
*	IM International Media AG	152,932	86,931
#	Indus Holding AG	33,594	1,296,274
*	Innovation in Traffic Systems AG	21,840	219,162
*	Integralis AG	31,050	158,955
	INTERSEROH AG	12,506	461,470
* #	Intershop Communications AG	30,990	61,058
*	Intertainment AG	8,500	16,358
*	Isra Vision Systems AG	10,214	284,883
*	itelligence AG	56,089	241,892
	IVG Immobilien AG	143,237	5,601,608
*	IVU Traffic Technologies AG	37,100	57,921
*	IWKA AG	76,371	1,775,821
*	Jack White Productiions AG	15,810	55,940
*	Jenoptik AG	139,661	1,389,510
#	K&S AG	55,500	5,414,964
	Kampa AG	25,822	245,215
	KERAMAG Keramische Werke AG	13,000	1,101,855
#	Kloeckner-Werke AG	113,960	1,708,303
	Kontron AG	120,791	1,748,779
	Krones AG	17,465	2,292,744
*	KSB AG	4,521	1,797,433
	KWS Saat AG	23,797	2,331,603
*	Leica Camera AG	1,466	22,372
	Leifheit AG	12,500	347,775
	Leoni AG	112,500	4,711,074
*	Loewe AG	22,976	448,912
	LPKF Laser & Electronics AG	26,218	185,322
*	Mania Technologie AG	74,770	333,392
	Masterflex AG	10,531	324,506
* #	Maxdata AG	32,897	80,804
*	Mediclin AG	76,094	418,884
* #	Medigene AG	59,928	548,057
#	Medion AG	79,791	858,849
	Mensch und Maschine Software AG	27,532	185,086
* #	Mobilcom AG	166,255	4,570,801
*	Mologen AG	15,853	158,065
*	Morphosys AG	18,499	1,095,735
*	Mosaic Software AG	5,200	6,489
*	MTU Aero Engines Holding AG	144,740	5,928,604
	Muehlabauer Holdings AG & Co. KGAA	15,349	619,773
	MVV Energie AG	136,235	4,438,661
	MWB Wertpapierhandelsbank AG	13,341	84,500
	Nemetschek AG	23,340	641,424
*	Neschen AG	5,800	10,122

12

		Shares	Value††
*	Net AG Infrastructure, Software & Solutions	58,477	$115,627
*	Net AG Infrastructure, Software & Solutions	13,708	27,050
*	Nexus AG	37,949	176,915
#	Norddeutsche Affinerie AG	129,315	3,637,823
	Norddeutsche Steingut AG	5,960	63,185
*	Nordex AG	87,845	1,472,695
*	Nordwest Handel AG	3,244	24,119
*	november AG	9,018	23,677
	OHB Technology AG	35,779	480,399
	Oldenburgische Landesbank AG	4,234	286,962
	P&I Personal & Informatik AG	17,889	397,559
*	Paion AG	45,000	440,620
*	Pandatel AG	5,700	4,819
#	Paragon AG	22,134	338,139
*	ParSytec AG	14,807	131,940
	PC-Ware AG	14,056	256,303
	Pfeiffer Vacuum Technology AG	27,053	2,096,706
	Pfleiderer AG	121,270	3,081,835
*	Pironet NDH AG	36,682	148,179
* #	Pixelpark AG	22,213	37,309
*	Plambeck Neue Energien AG	59,308	171,853
*	Plasmaselect AG	35,172	102,582
*	Plenum AG	9,300	20,232
* #	Premiere AG	145,700	2,302,880
*	Primacom AG	52,801	518,766
	Progress-Werk Oberkirch AG	6,250	287,164
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	37,353	206,938
*	Pulsion Medical Systems AG	20,493	164,365
*	PVATepla AG	47,459	305,151
* #	QIAGEN NV	481,837	7,043,808
* #	QSC AG	255,715	1,768,753
	Rational AG	15,083	2,522,789
	REALTECH AG	13,541	164,352
	Renk AG	19,400	965,141
*	REpower Systems AG	19,176	1,755,436
	Rheinmetall AG	45,000	3,134,669
	Rhoen-Klinikum AG	149,004	6,723,692
*	Rinol AG	1,475	370
	Rohwedder AG	12,979	120,373
	Ruecker AG	19,678	156,671
*	S.A.G. Solarstrom AG	28,737	96,113
#	Sartorius AG	32,181	1,618,924
	Schlott Sebaldus AG	15,429	494,247
*	Secunet Security AG	14,141	140,239
	Sektkellerei Schloss Wachenheim AG	15,120	227,381
*	Senator Entertainment AG	980	3,494
*	SGL Carbon AG	224,947	5,210,112
	SHB Stuttgarter Invest AG	34,927	1,570,080
*	SHS Viveon AG	20,891	32,649
*	Silicon Sensor International AG	9,177	165,861
* #	Singulus Technologies AG	109,860	1,630,573
	Sinner AG	4,160	79,875
*	SinnerSchrader AG	26,169	58,603
#	Sixt AG	38,312	2,161,584
	SM Wirtschaftsberatungs AG	18,841	216,160

13

		Shares	Value††
	Software AG	67,580	$4,859,156
*	Solar Millenn	18,300	313,226
*	Solon AG fuer Solartechnik	14,245	409,023
	Stada Arzneimittel AG	164,610	8,748,560
	Stahl (R.) AG	14,839	623,635
*	Stoehr & Co. AG	16,000	76,273
	Strabag AG	9,954	1,687,952
#	Stratec Biomedical Systems AG	27,297	755,475
	Sued-Chemie AG	29,146	2,025,414
*	Suess Microtec AG	45,051	418,625
	Synaxon AG	9,060	59,356
	Syskoplan AG	9,363	92,127
	Syzygy AG	30,656	222,010
#	Takkt AG	146,687	2,459,385
*	TDS Informationstechnologie AG	82,037	276,716
	Techem AG	74,865	5,393,723
	Technotrans AG	18,352	565,896
	Telegate AG	20,500	484,773
#	Teles AG	26,657	122,525
*	Textilgruppe Hof AG	12,170	117,632
*	TFG Capital AG & Co. KGAA	36,723	122,103
*	Tomorrow Focus AG	101,081	346,917
*	TRIA It-solutions AG	3,939	1,622
	TTL Information Technology AG	6,400	12,698
*	UMS United Medical Systems International AG	17,056	158,769
	Umweltbank AG	12,254	276,973
	United Internet AG	371,216	5,685,345
	Utimaco Safeware AG	35,121	573,525
	Value Management & Research AG	42,250	216,979
*	Varetis AG	11,100	35,802
*	VBH Holding AG	9,415	65,014
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,272
*	Vivacon AG	46,935	1,349,459
	Vossloh AG	34,347	2,249,422
*	W.O.M. World of Medicine AG	19,193	62,527
	Wanderer-Werke AG	7,903	402,893
*	Washtec AG	34,934	652,714
*	WaveLight AG	11,800	104,955
* #	WCM Beteiligungs-und Grundbesitz AG	617,895	63,949
	Westag & Getalit AG	7,000	159,309
*	Wincor Nixdorf AG	58,800	8,461,206
*	Wirecard AG	210,816	1,878,834
	Wuerttembergische Lebensversicherung AG	28,123	1,367,924
	Wuerttembergische Metallwarenfabrik AG	30,330	1,004,949
* #	Zapf Creation AG	16,045	191,061
TOTAL COMMON STOCKS			253,770,910

RIGHTS/WARRANTS — (0.0%)
*	Plambeck Neus Energien AG Rights 12/11/06	59,308	26,705

TOTAL — GERMANY			253,797,615

14

		Shares	Value††
GREECE — (3.9%)
COMMON STOCKS — (3.9%)
	A. Kalpinis - N. Simos Steel Service Center	18,022	$90,204
*	Aegek S.A.	218,665	248,884
*	Agrotiki Insurance Co. S.A.	50,787	261,039
*	Alco Hellas ABEE S.A.	79,992	140,889
*	Alfa Alfa Energy S.A.	3,810	7,014
*	Alfa Alfa Holdings S.A.	104,982	0
	Alfa-Beta Vassilopoulos S.A.	21,502	432,853
*	Allatini Industrial & Commercial Co. S.A.	28,630	85,178
*	Alte Technical Co.	85,048	9,011
*	Altec Information & Communication Systems S.A.	80,278	193,603
	Alumil Milonas Aluminum Industry S.A.	44,386	229,294
*	Alysida S.A.	2,160	6,265
*	Anek Lines S.A.	171,271	342,593
	AS Co. S.A.	25,370	37,599
*	Aspis Bank S.A.	149,947	825,342
*	Aspis Pronia General Insurance S.A.	152,060	239,854
*	Astir Palace Hotels S.A.	80,500	633,809
	Athens Medical Center S.A.	124,004	761,231
	Atlantic Supermarkets S.A.	35,080	107,783
	Attica Holdings S.A.	218,206	1,145,856
	Attica Publications S.A.	16,674	51,907
	Atti-Kat S.A.	169,684	265,472
	Autohellas S.A.	76,340	475,553
	Babis Vovos International Construction S.A.	61,592	1,711,437
*	Balafas S.A.	15,200	3,825
*	Balkan Export S.A.	41,970	98,877
*	Bank of Attica S.A.	202,121	1,416,234
	Bank of Greece	43,172	5,339,305
	Benrubi S.A.	11,121	49,471
	Betanet S.A.	27,328	112,973
	Bitros Holdings S.A.	31,022	112,613
	Blue Star Maritime S.A.	194,050	750,013
	Byte Computers S.A.	22,730	99,215
	C. Rokas S.A.	39,819	1,019,926
*	Compucon Computer Applications S.A.	11,260	7,900
*	Computer Peripherals International S.A.	9,110	11,832
	Crown Hellas Can S.A.	30,452	209,711
*	Cyclon Hellas S.A	62,191	139,191
	Daios Plastics S.A.	16,350	121,034
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	471,271
	Dionic Societe Anonyme Commercial & Industrial Co. fo Electronic Technological Application S.A.	13,336	15,892
	Domiki Krittis S.A.	23,720	71,879
*	Dromeas S.A.	5,200	13,136
*	Dynamic Life S.A.	16,440	11,757
	Edrasis-C.Psalllidas Technical Co.	58,828	91,814
	Egnatia Bank S.A.	145,896	1,734,243
	EL. D. Mouzakis S.A.	31,653	64,208
	Elais Oleaginous Production S.A.	24,032	780,134
*	Elbisco Holding S.A.	56,000	156,457
	Elektrak S.A.	24,450	93,730
	Elektroniki Athinon S.A.	34,490	305,037
*	Elephant S.A.	26,310	2,787
	Elgeka S.A.	65,880	121,234
	Elmec Sport S.A.	116,156	338,902

15

		Shares	Value††
	Elton Chemicals S.A.	48,940	$95,255
*	Empedos S.A.	15,974	1,692
	ETEM S.A.	63,672	199,092
*	Ethniki General Insurance Co. S.A.	178,148	1,288,001
*	Etma Rayon S.A.	11,242	20,992
*	Euro Reliance General Insurance Co. S.A.	36,550	99,525
*	Eurodrip S.A.	83,040	137,262
	Euromedica S.A.	61,760	580,473
*	European Technical S.A.	32,750	9,976
	Everest S.A.	54,190	160,952
	Evrofarma S.A.	26,707	68,938
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	483,463
*	F.G. Europe SA Common Registered Shares	4,536	15,136
*	Fanco S.A.	10,110	2,686
*	Forthnet S.A. Issue 06	115,475	1,570,204
	Fourlis S.A.	102,805	1,931,526
	Frigoglass S.A.	80,050	1,783,108
	Galaxidi Fish Farming S.A.	12,940	17,652
	GEK Group of Cos S.A.	143,114	1,359,572
	General Commercial S.A.	24,060	25,782
*	Geniki Bank	127,174	1,491,027
	Germanos S.A.	187,190	4,708,203
*	Gregorys Mikrogeumata S.A.	53,530	72,949
	Halkor S.A.	194,506	987,427
*	Hatziioannou Holdings S.A.	89,750	172,083
*	Hellenic Cables S.A.	55,596	344,664
	Hellenic Duty Free Shops S.A.	80,020	1,387,437
	Hellenic Fabrics S.A.	32,310	117,291
	Hellenic Sugar Industry S.A.	62,220	320,970
	Hellenic Technodomiki Tev S.A.	439,219	4,790,783
	Heracles General Cement Co.	93,293	1,857,833
*	Hippotour S.A.	13,891	16,373
	Iaso S.A.	142,540	1,307,169
	Iktinos Hellas S.A.	18,430	93,978
	Inform P. Lykos S.A.	28,260	156,462
*	Informatics S.A.	3,778	1,551
*	Intersat S.A.	19,392	0
	Intertech S.A.	23,746	90,736
*	Intracom Holdings S.A.	310,826	2,188,505
*	Intracom Technical & Steel Constructions S.A.	105,050	175,284
*	Ionian Hotel Enterprises S.A.	16,914	238,530
*	Ipirotiki Software & Publications S.A.	22,110	56,806
*	J Boutaris & Son Holding S.A.	48,870	45,351
	J&P-Avax S.A.	146,816	1,167,295
	Karatzis S.A.	28,610	78,116
	Karelia Tobacco Co., Inc. S.A.	5,810	751,088
	Kathimerini Publishing S.A.	30,030	276,452
	Katselis Sons S.A. Bread Industry	41,545	185,934
	Kego S.A.	32,045	72,559
*	Kekrops S.A.	6,444	103,647
*	Keramia-Allatini	10,368	16,752
*	Klonatex Group S.A. Bearer Shares	20,351	10,511
	Kordellou Brothers S.A.	28,010	46,325
	Ktima Kostas Lazaridis S.A.	18,326	32,763
*	Lambrakis Press S.A.	118,587	431,414

16

		Shares	Value††
	Lamda Detergent SA	43,769	$327,234
	Lampsa Hotel Co.	42,101	652,050
*	Lan-Net S.A.	126,887	201,816
*	Lavipharm S.A.	96,324	738,808
*	Loulis Mills S.A.	32,582	115,321
	Mailis (M.J.) S.A.	113,544	401,290
*	Maritime Company of Lesvos S.A.	247,599	370,337
*	Maxim S.A.	16,360	10,864
	Medicon Hellas S.A.	2,860	16,652
	Mesochoritis Brothers S.A.	23,700	15,677
	Metka S.A.	80,240	960,615
	Michaniki S.A.	162,885	827,556
	Minerva Knitwear SA	5,140	18,349
*	Minoan Lines S.A.	211,669	1,148,536
	MLS Multimedia S.A.	8,300	9,797
*	Mochlos S.A.	98,304	45,659
*	Multirama S.A.	10,990	130,375
	Mytilineos Holdings S.A.	94,570	3,076,880
	N. Levederis S.A.	8,355	11,040
*	Nafpaktos Textile Industry S.A.	10,580	16,413
*	Naoussa Spinning Mills S.A.	76,407	21,308
	Naytemporiki S.A.	29,620	60,042
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,261,917
*	Neorion New S.A. Holdings	37,500	111,949
	Newsphone Hellas S.A.	55,010	184,976
*	Nexans Hellas S.A.	3,003	13,828
*	Nirefs Acquaculture S.A.	28,500	147,135
	Notos Com Holdings S.A.	99,854	470,497
	Pantechniki S.A.	89,570	431,368
*	Parnassos Enterprises S.A.	38,775	64,250
*	Pegasus Publishing S.A.	83,990	217,862
*	Perseys S.A.	34,972	71,395
	Petropoulos S.A.	8,832	56,597
*	Petzetakis S.A.	49,310	80,775
*	Pilias S.A.	51,791	24,712
*	Pipeworks L. Girakian Profil S.A.	11,730	18,066
	Piraeus Leasing S.A.	5,765	47,808
*	Prodeftiki Technical Co.	32,257	12,835
*	Promota Hellas S.A.	8,860	2,699
*	Reds S.A.	80,357	276,660
	Regency Entertainment S.A.	130,260	1,933,396
*	Rilken S.A.	1,982	13,095
	S&B Industrial Minerals S.A.	56,301	671,301
*	Sanyo Hellas S.A.	132,841	207,507
	Sarantis S.A.	62,350	654,946
	Sato S.A.	57,868	220,921
*	Selected Textile Industry Assoc. S.A.	73,159	61,151
	Sfakianakis S.A.	27,860	406,751
*	Sheet Steel Co.	25,850	7,868
*	Shelman Hellenic-Swiss Wood S.A.	73,402	178,315
*	Singularlogic S.A.	44,030	178,170
	Spyroy Agricultural Products S.A.	61,348	133,929
*	Stabilton S.A.	27,530	2,917
	Technical Olympic S.A.	238,420	812,519
*	Technodomi M.Travlos Brothers S.A.	13,910	3,869

17

		Shares	Value††
	Teletypos S.A. Mega Channel	63,367	$377,280
	Terna Tourist Technical & Maritime S.A.	90,680	1,273,199
*	Themeliodomi S.A.	37,422	18,337
	Thrace Plastics Co. S.A.	91,730	245,646
	Unisystems S.A.	86,560	240,872
	Vardas S.A.	26,020	74,098
*	Varvaressos S.A. European Spinning Mills	7,200	4,958
*	Veterin S.A.	61,894	331,600
	Viohalco S.A.	426,755	4,957,198
	Vioter S.A.	123,266	197,451
*	Vis Container Manufacturing Co.	4,259	11,422
	Vivartia S.A.	159,415	2,923,969
	Zampa S.A.	830	10,118
TOTAL COMMON STOCKS			84,537,577

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	37,861

RIGHTS/WARRANTS — (0.0%)
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A. Rights 12/08/06	85,140	74,418

TOTAL — GREECE			84,649,856

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	86,889	1,187,129
*	Aminex P.L.C.	440,966	234,175
*	Blackrock International Land P.L.C.	897,420	534,822
*	Datalex P.L.C.	227,588	226,584
	DCC P.L.C.	324,316	9,894,632
	Donegal Creameries P.L.C.	26,085	155,640
*	Dragon Oil P.L.C.	1,510,561	5,345,077
	FBD Holdings P.L.C.	132,521	7,147,857
	Fyffes P.L.C.	897,420	1,950,929
	Glanbia P.L.C.	661,581	2,647,264
	Greencore Group P.L.C.	606,995	3,335,999
*	Horizon Technology Group P.L.C.	236,352	294,459
	IAWS Group P.L.C.	368,887	9,093,092
	IFG Group P.L.C.	205,432	552,749
	Independent News & Media P.L.C.	745,387	2,692,218
*	IONA Technologies P.L.C.	100,946	545,412
	Irish Continental Group P.L.C.	93,833	1,598,521
*	Kenmare Resources P.L.C.	2,004,297	1,676,073
	Kingspan Group P.L.C.	185,024	4,134,825
	McInerney Holdings P.L.C.	131,427	2,297,477
	Paddy Power P.L.C.	160,620	3,344,584
*	Providence Resources P.L.C.	6,258,198	664,554
	Qualceram Shires P.L.C.	40,136	104,713
	Readymix P.L.C.	323,262	1,138,597
*	South Wharf P.L.C.	34,575	304,054
	United Drug P.L.C.	803,679	3,828,237
*	Waterford Wedgwood P.L.C.	7,869,750	771,248

TOTAL — IRELAND			65,700,921

18

		Shares	Value††
ITALY — (7.2%)
COMMON STOCKS — (7.2%)
*	A.S. Roma SpA	270,930	$246,099
	ACEA SpA	163,000	3,121,824
	Acegas-APS SpA	72,607	775,107
* #	Actelios SpA	343,329	4,076,872
	Aedes SpA	324,161	2,585,582
#	Aeroporto de Firenze SpA	17,918	483,213
* #	Alitalia SpA	123,532	139,184
	Amplifon SpA	516,559	4,034,456
	Astaldi SpA	200,189	1,506,925
*	Azimut Holding SpA	352,446	4,525,257
#	Banca Finnat Euramerica SpA	706,431	957,315
	Banca Ifis SpA	54,527	730,220
#	Banca Intermobiliare SpA	319,984	3,516,198
	Banca Popolare d’Etruria e del Lazio Scrl	176,865	3,648,175
	Banca Profilo SpA	253,156	810,997
	Banco di Desio e della Brianza SpA	242,974	2,414,940
#	Banco Piccolo Valellinese Scarl SpA	314,205	5,521,102
*	Beghelli SpA	427,981	299,933
	Benetton Group SpA	8,444	154,470
	Beni Stabili SpA, Roma	1,309,500	1,821,574
	Biesse SpA	55,616	1,113,611
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	578,493
	Brembo SpA	106,748	1,274,891
	Caltagirone Editore SpA	161,554	1,368,061
	Caltagirone SpA	208,342	2,255,869
	Cam Finanziaria SpA	36,527	70,290
#	Carraro SpA	85,800	470,292
#	Cembre SpA	38,673	300,371
	Cementir SpA	249,704	2,197,324
	Centrale del Latte di Torino & Co. SpA	21,168	124,473
* #	Ciccolella SpA	30,000	87,703
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	3,608,161
*	Cirio Finanziaria SpA	175,000	0
	Class Editore SpA	83,868	152,037
*	Compagnia Immobiliare Azionaria SpA	44,000	12,491
#	Credito Artigiano SpA	297,576	1,446,717
	Credito Bergamasco SpA	64,847	2,654,756
	Cremonini SpA	218,517	694,030
*	CSP International Industria Calze SpA	87,961	134,234
#	Danieli & Co. SpA	86,438	1,226,773
	Davide Campari - Milano SpA	275,990	2,760,594
#	De Longhi SpA	295,644	1,767,708
*	Digital Multimedia Technologies SpA	25,000	1,821,015
* #	Ducati Motor Holding SpA	537,054	627,446
	Emak SpA	57,399	361,709
* #	EnerTad SpA	95,849	423,170
	Ergo Previdenza SpA	103,646	674,661
	Esprinet SpA	81,154	1,514,886
#	Fiera Milano SpA	37,863	441,686
*	Fin.Part SpA	133,481	0

19

		Shares	Value††
*	Finarte Casa d’Aste SpA	56,266	$67,064
#	Gabetti SpA	64,201	324,082
	Gefran SpA	31,849	205,646
*	Gemina SpA	835,842	3,549,961
#	Gewiss SpA	249,008	1,954,391
*	Giovanni Crespi SpA	121,789	145,392
#	Granitifiandre SpA	82,117	873,399
	Gruppo Ceramiche Ricchetti SpA	117,577	229,786
#	Gruppo Editoriale L’Espresso SpA	676,817	3,641,812
	I Grandi Viaggi SpA	98,547	352,628
*	Immobiliare Lombardia SpA	9,036,502	2,533,646
#	Immsi SpA	684,048	1,981,882
*	Impregilo SpA	990,684	5,385,553
#	Indesit Co. SpA	155,000	2,392,655
	Industria Macchine Automatique SpA	72,957	1,062,783
	Industria Romagnola Conduttori Elettrici SpA	43,452	167,531
	Intek SpA	482,657	525,835
	Interpump Group SpA	214,507	1,877,924
	Iride SpA	849,866	2,847,837
*	Italjolly - Compagnia Italiana dei Jolly Hotels SpA	34,500	1,125,698
	Italmobiliare SpA	20,975	2,102,373
* #	Juventus Footbal Club SpA	242,284	578,258
*	KME Group SpA	282,640	204,559
	La Doria SpA	59,783	189,653
*	Lavorwash SpA	25,065	73,171
	Linificio e Canapificio Nazionale SpA	60,550	250,986
	Maffei SpA	60,568	190,065
	Mariella Burani SpA	42,528	1,096,680
*	Marr SpA	131,000	1,202,081
	Marzotto SpA	151,704	693,548
	Meliorbanca SpA	249,443	1,235,084
	Mirato SpA	36,779	409,747
	Monrif SpA	280,520	473,538
*	Montefibre SpA	260,521	134,256
	Navigazione Montanari SpA	254,494	1,307,259
* #	Negri Bossi SpA	76,000	144,069
*	NGP SpA	17,891	8,293
*	Olidata SpA	82,236	98,114
*	Opengate Group SpA	4,000	10,118
*	Pagnossin SpA	9,000	9,521
*	PanariaGroup Industrie Ceramiche Spa	4,000	33,293
	Permasteelisa SpA	67,249	1,320,490
*	Pininfarina SpA	31,285	1,086,843
	Pirelli & C.Real Estate SpA	9,600	663,056
#	Poligrafici Editoriale SpA	154,784	325,215
	Premafin Finanziaria SpA	881,704	2,673,257
	Premuda SpA	232,466	477,907
*	Ratti SpA	159,537	125,661
*	RDM Realty SpA	577,167	26,100
	Recordati SpA	336,356	2,506,925
* #	Reno de Medici SpA	577,167	401,184
* #	Richard-Ginori 1735 SpA	140,800	75,041
	Risanamento Napoli SpA	304,043	2,671,036
	Sabaf SpA	23,325	792,545
	SAES Getters SpA	30,068	1,135,243

20

		Shares	Value††
*	SAVE SpA	29,606	$954,261
* #	Schiapparelli 1824 SpA, Milano	1,322,152	82,938
	Sirti SpA	29,967	83,480
	Smurfit SISA SpA	72,500	250,975
* #	SNIA SpA	1,405,721	251,840
*	Societa Partecipazioni Finanziarie SpA	959,063	964,967
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,511,644
#	Socotherm SpA	66,740	1,090,257
	Sogefi SpA	237,227	1,756,165
	Sol SpA	194,092	1,243,210
* #	Sorin SpA	464,327	972,261
#	Stefanel SpA	96,348	415,746
	Targetti Sankey SpA	34,593	265,063
*	Tecnodiffusione Italia SpA	3,332	8,825
#	Telecom Italia Media SpA	4,300,248	2,094,263
* #	Tiscali SpA	1,003,368	3,251,542
	Tod’s SpA	30,476	2,448,015
#	Trevi Finanziaria SpA	91,694	1,132,517
	Valentino Fashion Group SpA	150,000	5,877,030
*	Vemer Siber Group SpA	197,276	162,994
* #	Viaggi del Ventaglio SpA	94,706	115,512
	Vianini Industria SpA	59,070	245,635
	Vianini Lavori SpA	180,752	2,268,461
	Vittoria Assicurazioni SpA	62,484	1,003,614
*	Zucchi (Vincenzo) SpA	144,350	560,146
TOTAL COMMON STOCKS			156,514,930

RIGHTS/WARRANTS — (0.0%)
*	Negri Bossi SpA Warrants	38,000	0

TOTAL — ITALY			156,514,930

NETHERLANDS — (5.9%)
COMMON STOCKS — (5.9%)
	Aalberts Industries NV	74,143	6,029,165
	Accell Group NV	27,095	917,572
*	AFC Ajax NV	18,134	209,035
	Amsterdam Commodities NV	48,957	251,956
	Arcadis NV	58,275	3,384,990
* #	ASM International NV	148,949	3,139,899
*	Atag Group NV	4,630	1,778
	Batenburg Beheer NV	3,620	226,734
*	Begemann Groep NV Series B	13,451	6,393
	Beter Bed Holding NV	50,502	1,157,912
	Boskalis Westminster NV	65,442	4,904,247
#	Brunel International NV	65,086	2,036,602
	Buhrmann NV	252,113	3,549,300
	Crown Van Gelder NV	13,683	313,502
* #	Crucell NV	119,738	2,894,802
*	Crucell NV ADR	45,768	1,103,924
*	De Vries Robbe Groep NV	9,110	35,367
	DOCdata NV	22,463	203,986
* #	Draka Holding NV	34,598	915,349
*	Econosto NV	38,837	235,604

21

		Shares	Value††
	Eriks Group NV	23,624	$1,583,163
#	Exact Holding NV	72,042	2,215,661
	Fornix Biosciences NV	19,246	563,897
	Gamma Holding NV	15,705	935,329
#	Getronics NV	386,446	2,952,211
	Grolsche NV	36,435	1,555,557
	Grontmij NV	12,028	1,391,766
* #	Hagemeyer NV	1,576,607	7,518,225
	Heijmans NV	75,052	3,880,287
	Hitt NV	20,431	159,712
	ICT Automatisering NV	24,258	470,037
	Imtech NV	63,324	3,693,245
*	Innoconcepts	24,064	365,809
* #	Jetix Europe NV	132,664	3,108,232
	Kas Bank NV	42,888	1,197,085
*	Kendrion NV	285,926	722,815
	Koninklijke Bam Groep NV	264,205	4,811,967
	Koninklijke Ten Cate NV	65,450	1,836,436
	Koninklijke Vopak NV	73,543	3,169,317
* #	Laurus NV	199,032	699,480
	Macintosh Retail Group NV	63,834	2,163,500
*	Maverix Capital NV	1,500	75,488
	Nederlandsche Apparatenfabriek NV	19,519	713,377
	Nutreco Holding NV	100,349	6,211,607
#	Oce NV	283,068	4,719,697
	OPG Groep NV Series A	40,770	4,681,649
	Ordina NV	99,002	2,090,933
* #	Pharming Group NV	230,032	1,034,251
*	Punch Technix NV	12,412	166,173
*	Qurius NV	155,232	185,859
	Reesink NV	2,050	270,565
	Roto Smeets de Boer NV	5,657	301,412
*	Samas NV	73,931	740,393
*	Seagull Holding NV	21,931	63,505
* #	Semiconductor Industries NV	106,087	648,238
	Sligro Food Group NV	62,392	4,259,423
	Smit Internationale NV	46,180	2,317,460
	Stern Groep NV	1,258	64,829
#	Stork NV	102,733	5,076,870
	Telegraaf Media Groep NV	148,536	3,755,597
*	Textielgroep Twenthe NV	1,000	3,311
*	Tulip Computers NV	883,199	374,346
#	Twentsche Kabel Holding NV	20,555	1,608,711
*	Unit 4 Agresso NV	48,259	1,122,524
	Univar NV	76,919	4,045,562
	USG People NV	139,492	5,500,183
#	Van der Moolen Holding NV	117,201	621,026
	Wegener Arcade NV	88,629	1,221,863

TOTAL — NETHERLANDS			128,386,700

NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
	Acta Holding ASA	381,000	1,910,350
	Aker Yards ASA	28,121	2,246,052

22

		Shares	Value††
#	Aktiv Kapital ASA	64,817	$955,834
* #	Altinex ASA	2,410,000	451,101
*	APL ASA	19,900	153,778
	Arendals Fosse Kompani ASA	100	19,584
* #	Birdstep Technology ASA	50,000	83,617
* #	Blom ASA	48,367	216,637
	Bonheur ASA	67,400	2,721,829
*	Camillo Eitze	57,700	630,764
*	Consorte Group ASA	30,000	43,892
*	Corrocean ASA	63,321	58,564
* #	Det Norske Oljeselskap (DNO) ASA	1,688,304	3,185,653
#	DOF ASA	115,506	1,195,741
	EDB Elektronisk Data Behandling ASA	149,417	1,284,131
	Ekornes ASA	105,190	2,375,229
* #	Eltek ASA	126,863	1,286,676
* #	Ementor ASA	94,751	522,243
	Expert ASA	64,250	966,440
*	Fara ASA	56,000	21,669
	Farstad Shipping ASA	60,790	1,334,511
* #	Fast Search & Transfer ASA	487,050	1,230,542
	Ganger Rolf ASA	48,360	1,738,221
*	Havila Shipping ASA	18,000	231,507
*	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	116,836
*	Independent Oil Tools ASA	75,603	35,593
	Itera Consulting Group ASA	148,000	107,300
*	Kongsberg Automotive ASA	51,200	506,750
	Kongsberg Gruppen ASA	49,500	1,262,273
*	Kverneland ASA	23,108	284,540
#	Leroy Seafood Group ASA	63,500	1,074,106
*	Nordic Semiconductor ASA	51,200	386,107
* #	Norse Energy Corp. ASA	549,400	362,067
* #	Norwegian Air Shuttle ASA	19,200	288,368
* #	Ocean Rig ASA	500,262	3,766,218
	Odfjell ASA Series A	91,700	1,630,121
#	Olav Thon Eiendomsselskap ASA	13,360	1,543,721
*	Otrum ASA	17,800	41,462
* #	Petrolia Drilling ASA	910,000	515,449
* #	Photocure ASA	33,362	301,144
#	Prosafe ASA	88,380	6,033,306
* #	Q-Free ASA	78,000	258,598
	Rieber and Son ASA Series A	102,654	933,777
	Scana Industrier ASA	252,423	312,714
* #	Sevan Marine ASA	373,800	2,052,926
*	Sinvest ASA	140,520	2,841,717
* #	Software Innovation ASA	39,943	88,614
	Solstad Offshore ASA	59,900	1,212,025
	Sparebanken Midt-Norge	130,450	1,697,809
#	Steen and Stroem ASA	19,512	1,024,165
*	Synnove Finden ASA	16,200	77,452
	Tandberg ASA Series A	338,180	4,667,553
* #	Tandberg Data ASA	122,130	109,495
*	Tandberg Storage ASA	48,450	31,539
* #	Tandberg Television ASA	253,830	2,848,880
*	TGS Nopec Geophysical Co. ASA	316,440	6,149,275

23

		Shares	Value††
*	Thin Film Electronics ASA	16,200	$21,040
#	Tomra Systems ASA	616,328	4,392,857
* #	TTS Marine ASA	29,000	283,127
	Veidekke ASA	61,646	2,253,112
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,220,649

TOTAL — NORWAY			76,597,250

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Cin Corporacao Industrial do Norte SA	1,000	7,550
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	592,726
*	Fibras Sinteticas de Portugal SA	195,903	49,209
	Finibanco Holdings SGPS SA	171,803	689,120
*	Gescartao SGPS SA	31,395	1,006,599
*	Grupo Soares da Costa SGPS SA	206,365	188,666
	Ibersol SGPS SA	20,401	262,483
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,120,847
*	Investimentos Participacoes e Gestao SA Inapa	43,702	156,851
	Jeronimo Martins SGPS SA	170,757	3,654,256
#	Mota-Engil SGPS SA	344,465	2,420,533
* #	Novabase SGPS	56,005	410,491
* #	ParaRede SGPS SA	545,591	173,713
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,437,501
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	679,236
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	399,159
#	Sociedade de Investimento e Gestao SGPS SA	241,216	2,743,341
*	Sonae Industria SGPS SA	280,469	2,731,014
* #	Sonaecom SGPS SA	583,911	3,885,526
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	89,762
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	162,604
	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,764,305

TOTAL — PORTUGAL			24,625,492

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
#	Abengoa SA	105,048	3,648,877
	Adolfo Dominguez SA	19,382	1,340,189
* #	Adolfo Dominguez SA	969	66,795
	Amper SA	77,791	1,139,194
* #	Avanzit SA	493,567	4,175,566
* #	Azkoyen SA	62,107	617,650
#	Banco de Andalucia SA	9,800	1,253,154
	Banco de Credito Balear SA	35,424	1,532,533
#	Banco Guipuzcoano SA	154,643	5,163,187
*	Baron de Ley SA	12,052	758,804
	Bodegas Riojanas SA	12,365	154,200
#	Campofrio Alimentacion SA	92,800	1,660,928
	Cementos Portland Valderrivas SA	16,881	2,126,971
	Compania de Distribucion Integral Logista SA	29,600	1,773,510
	Compania Vinicola del Norte de Espana SA	16,600	315,664
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	1,347,331
* #	Dogi International Fabrics SA	20,913	100,692

24

		Shares	Value††
	Duro Felguera SA	177,786	$1,824,214
	Electnor SA	102,646	3,686,060
* #	Ercros SA	1,103,370	1,230,114
*	Espanola del Zinc SA	29,250	71,276
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	40,000	446,289
#	Faes Farma SA	114,545	3,954,928
*	Federico Partenina SA	1,190	13,079
	Funespana SA	21,493	240,772
	Grupo Catalana Occidente SA	111,505	3,655,883
#	Grupo Empresarial Ence SA	64,582	3,411,127
	Iberpapel Gestion SA	24,657	579,233
	Inbesos SA	12,494	233,988
	Indo Internacional SA	37,172	431,230
	Inmobiliaria del Sur SA	2,285	166,437
*	Inmobiliaria I06 Shares	228	16,644
	Inmobiliaria Urbis SA	80,282	2,767,465
*	La Seda de Barcelona SA	1,346,356	4,186,826
	Lingotes Especiales SA	22,080	224,716
	Mecalux SA	55,754	2,293,471
#	Miquel y Costas & Miquel SA	15,173	491,250
#	Natra SA	72,406	1,046,275
* #	Natraceutical SA	731,665	1,879,987
#	NH Hoteles SA	21,703	429,679
*	Nicolas Correa SA	15,750	98,492
	Obrascon Huarte Lain SA	107,743	3,077,205
	Pescanova SA	26,443	963,287
#	Prim SA	23,746	453,380
*	Prim SA Issue 06	2,374	45,285
	Prosegur Cia de Seguridad SA	59,129	1,923,140
* #	Service Point Solutions SA	163,668	647,679
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	140,767	816,414
	Sol Melia SA	112,700	2,208,723
#	SOS Cuetara SA	284,629	4,966,143
	Tavex Algodonera SA	185,541	835,066
* #	Tecnocom Telecomunicaciones y Energia SA	38,315	616,945
	Tubacex SA	445,457	2,897,358
	Tubos Reunidos SA	104,798	2,410,421
	Unipapel SA	44,264	1,254,463
*	Unipapel SA Issue 06	2,213	62,719
#	Uralita SA	338,493	2,241,738
* #	Urbanizaciones y Transportes SA	267,319	1,006,121
#	Vidrala SA	57,822	1,810,912
	Viscofan SA	164,345	3,021,201
* #	Zeltia SA, Madrid	508,000	3,804,039
TOTAL COMMON STOCKS			95,616,919

RIGHTS/WARRANTS — (0.0%)
*	Azkoyen SA Bonus Rights 12/01/06	62,107	23,853

TOTAL — SPAIN			95,640,772

25

		Shares	Value††
SWEDEN — (6.7%)
COMMON STOCKS — (6.7%)
*	Acando AB Series B	130,800	$240,365
* #	Active Biotech AB	77,400	820,049
	Addtech AB Series B	56,300	1,070,935
	Angpanneforeningen AB Series B	48,500	952,116
* #	Anoto Group AB	261,833	440,615
	Aros Quality Group AB	41,400	314,911
*	Artimplant AB Series B	144,000	68,742
	Axfood AB	92,000	3,457,086
	Axis AB	183,494	2,363,604
	Ballingslov International AB	26,700	700,502
	Beiger Electronics AB	14,700	315,483
	Beijer AB Series B	14,100	422,179
	Beijer Alma AB	58,800	824,775
	Bergman & Beving AB Series B	66,900	1,779,302
	Bilia AB Series A	116,725	1,752,158
	Billerud AB	150,300	2,594,368
*	BioGaia AB Series B	38,000	220,800
*	Biotage AB	51,940	102,581
*	Bong Ljungdahl AB	24,800	246,293
*	Boras Waefveri AB Series B	11,200	53,020
* #	Boss Media AB	73,700	118,172
* #	Cantena AB	58,362	816,882
	Capona AB	25,400	441,370
	Cardo AB	63,000	2,162,628
*	Carl Lamm AB	33,280	225,948
	Castellum AB	428,900	5,438,823
#	Clas Ohlson AB Series B	102,500	2,237,957
	Cloetta AB Series B	22,250	776,755
	Concordia Maritime AB Series B	70,300	481,323
* #	Consilium AB Series B	12,746	74,919
* #	Consilium AB Series B	4,248	24,810
	D. Carnegie & Co. AB	148,200	2,962,342
*	DORO AB	400	272
*	Duroc AB Series B	2,700	10,267
#	Elekta AB Series B	317,200	6,969,378
	Elverket Vallentuna AB	8,650	53,060
* #	Enea Data AB Series B	1,012,000	513,652
	Eniro AB	288,700	3,652,792
	Expanda AB	19,547	220,741
	Fabege AB	205,350	5,241,299
	Fagerhult AB	16,800	349,425
*	Forshem Group AB Series B	9,400	73,770
	Geveko AB Series B	10,800	331,364
#	Gunnebo AB	106,800	1,218,568
	Gunnebo Industrier AB	10,000	238,886
	Haldex AB	64,700	1,464,821
	Heba Fastighets AB Series B	14,500	390,277
	Hexagon AB	10,716	418,909
#	Hiq International AB	111,889	622,910
	HL Display AB Series B	14,400	341,662
	Hoganas AB Series B	77,300	2,033,519
	IBS AB Series B	195,200	584,587
*	Industrial & Financial Systems AB Series B	487,600	638,099
*	Intellecta AB Series B	5,500	35,723
	Intrum Justitia AB	163,100	1,933,997

26

		Shares	Value††
	Invik and Co. AB Series B	15,540	$295,487
	JM AB	291,468	5,902,465
	Klovern AB	303,476	1,135,476
	Kungsleden AB	432,600	6,044,530
	Lagercrantz Group AB Series B	64,300	321,953
*	LBI International AB	107,651	665,911
	Lennart Wallenstam Byggnads AB Class B	123,900	2,193,041
#	Lindex AB	235,900	3,481,243
	Ljungberg Gruppen AB Series B	3,800	152,703
*	LogicaCMG P.L.C.	955,510	3,320,359
* #	Lundin Mining Corp.	4,322	149,831
*	Lundin Petroleum AB	90,000	964,397
* #	Mandator AB	455,520	167,654
#	Meda AB Series A	255,575	8,290,994
*	Medivir Series B	17,250	151,435
*	Micronic Laser Systems AB	105,400	1,051,923
#	Munters AB	57,000	2,559,454
#	NCC AB Series B	118,100	2,854,969
	Nefab AB	55,300	589,659
*	Net Insight AB Series B	924,000	519,689
	New Wave Group AB Series B	107,400	1,287,968
	NIBE Industrier AB	185,200	2,580,802
	Nobia AB	144,500	5,117,085
	Nolato AB Series B	66,440	646,265
*	Observer AB	245,156	1,185,397
	OEM International AB Series B	14,800	372,339
#	OMX AB	189,900	3,438,527
	Orc Software AB	36,300	541,973
*	Ortivus AB	48,010	130,303
	Partnertech AB	28,800	544,367
#	PEAB AB Series B	125,200	2,588,126
*	Pergo AB	135,000	1,046,123
	Poolia AB Series B	36,150	301,935
	Prevas AB Series B	16,000	51,745
*	Pricer AB Series B	1,711,500	179,761
*	Proact It Group AB	29,000	133,094
* #	Proffice AB	215,400	605,204
	Profilgruppen AB	16,300	202,238
	Protect Data AB	53,100	1,435,214
	Q-Med AB	159,200	2,238,691
*	Readsoft AB Series B	48,800	174,868
	Rederi AB Transatlantic Series B	95,600	644,330
	Rottneros Bruk AB	425,600	423,225
	Salus Ansvar AB Series B	38,900	189,656
	Sardus AB	18,100	203,654
*	Scribona AB Series A	40,100	36,007
* #	Scribona AB Series B	226,140	200,370
*	Semcon AB	39,900	385,274
	Sigma AB Series B	25,800	46,041
*	Sintercast AB	11,800	139,732
	Skanditek Industrifoervaltnings AB	156,975	982,539
	Skistar AB	94,800	1,906,799
	Studsvik AB	21,900	774,600
*	SWECO AB	36,800	1,216,243
* #	Switchcore AB	185,784	7,337

27

		Shares	Value††
*	Teleca AB Series B	157,200	$648,248
* #	Telelogic AB	777,200	1,469,041
* #	Teligent AB	55,700	77,947
*	Ticket Travel Group AB	41,152	100,036
	Trelleborg AB Series B	230,400	4,991,974
	TV 4 AB Series A	23,000	907,370
	Uniflex AB Series B	3,630	57,364
	VBG AB Series B	1,084	14,653
*	Vitrolife AB	41,500	177,658
*	Wedins Skor & Accessoarer AB	113,400	161,564
	Westergyllen AB Series B	9,400	39,841
	Wihlborgs Fastigheter AB	65,658	1,263,937
	Wilh. Sonesson AB Series A	4,160	16,096
	Wilh. Sonesson AB Series B	4,160	14,606
	Xponcard Group AB	7,300	133,610

TOTAL — SWEDEN			144,684,741

SWITZERLAND — (14.4%)
COMMON STOCKS — (14.3%)
*	4M Technologies Holding SA	18,445	45,650
	A. Hiestad Holding AG	1,426	1,645,261
*	Actelion, Ltd.	57,965	10,334,593
	AFG Arbonia-Forster Holding AG	4,266	1,598,583
	Allreal Holding AG	28,047	3,032,579
	Also Holding AG	16,678	859,038
	Ascom Holding AG	92,504	1,152,567
	Bachem AG	26,438	1,922,582
	Baloise-Holding AG	43,500	4,202,473
	Bank Coop AG	31,715	2,158,530
	Bank Sarasin & Cie Series B	1,778	5,199,162
	Banque Cantonale de Geneve	4,141	825,880
	Banque Cantonale du Jura	450	159,385
	Banque Cantonale Vaudoise	11,172	4,782,767
	Banque Privee Edmond de Rothschild SA	161	3,497,785
	Barry Callebaut AG	10,927	5,585,769
	Basellandschaftliche Kantonalbank	600	501,952
*	Basilea Pharmaceutica AG	2,629	453,299
	Basler Kantonalbank	5,250	477,491
	Belimo Holdings AG	1,884	1,771,492
	Berner Kantonalbank	25,110	4,256,888
	Bobst Group AG	36,682	1,738,359
	Bossard Holding AG	8,467	551,490
	Bucher Industries AG	33,989	3,635,221
	BVZ (Brig Visp Zermatt) Holding AG	580	148,208
	Calida Holding AG	396	156,031
*	Card Guard AG	32,013	328,022
	Carlo Gavazzi Holding AG	1,065	196,441
	Charles Voegele Holding AG	29,471	2,390,346
	Clariant AG	794,519	11,213,914
	Compagnie Financiere Tradition	5,202	770,007
	Converium Holding AG	546,150	7,153,398
	Conzzeta Holdings AG	1,415	2,540,311
*	COS Computer Systems AG	4,391	91,510
*	Crealogix Holding AG	3,388	270,586

28

		Shares	Value††
	Daetwyler Holding AG	348	$1,735,862
	Edipresse SA	1,572	741,827
	Eichhof Holding AG	458	612,433
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,149,964
*	ELMA Electronic AG	472	111,115
	Emmi AG	13,638	1,583,584
	Ems-Chemie Holding AG	31,716	3,664,387
	Energiedienst Holding AG	8,265	3,626,181
*	Escor Casino & Entertainment AG	2,010	43,618
#	Feintol International Holding AG	1,601	470,567
	Fischer (Georg) AG	11,518	6,539,954
	Flughafen Zuerich AG	13,645	3,936,190
*	Forbo Holding AG, Eglisau	5,990	2,322,527
	Fuchs Petrolub AG	19,809	1,383,549
	Galenica Holding AG	15,936	4,212,188
	Getaz Romang Holding SA	1,280	875,105
	Golay-Buchel Holding SA	40	85,058
	Gurit Holding AG	1,326	1,085,063
	Helvetia Holding AG	12,833	4,093,281
	Hexagon AB Series B	27,240	1,062,786
*	Implenia AG	49,554	1,014,922
	Industrieholding Cham AG	1,704	504,723
	Interroll-Holding SA	2,475	782,523
	Intershop Holding AG	3,444	856,056
*	IsoTis SA	251,843	308,807
	Jelmoli Holding AG	1,521	3,390,448
	Jelmoli Holding AG	2,835	1,260,494
	Kaba Holding AG	10,381	3,232,078
*	Kardex AG	17,985	648,132
	Komax Holding AG	9,005	1,109,011
#	Kudelski SA	106,944	3,590,657
	Kuoni Reisen Holding AG	13,794	7,161,348
	Lem Holdings SA	3,651	636,574
*	Logitech International SA	247,190	7,281,284
	Lonza Group AG	129,327	10,830,718
	Luzerner Kantonalbank	18,593	4,061,531
*	Medisize Holding AG	13,260	827,345
	Metraux Services SA	1,853	328,236
#	Micronas Semiconductor Holding AG	78,808	1,645,808
*	Mikron Holding AG	43,452	527,876
	Mobilezone Holding AG	115,610	674,898
*	Moevenpick-Holding AG	1,320	435,524
* #	Oerlikon Corp.	27,910	11,909,719
	Orell Fuessli Holding AG	5,076	665,628
	OZ Holding AG	10,374	745,452
*	Parco Industriale e Immobiliare SA	600	1,752
	Phoenix Mecano AG	3,041	1,345,893
	Phonak Holding AG	133,842	10,038,309
	PSP Swiss Property AG	148,025	8,178,396
	PubliGroupe SA	6,325	2,129,203
	Rieters Holdings AG	15,890	7,973,182
	Romande Energie Holding SA	2,839	3,286,162
*	Schaffner Holding AG	1,830	327,072
	Schweiter Technology AG	4,193	1,223,991
	Schweizerhall Holding AG	8,648	975,437

29

		Shares	Value††
#	Schweizerische National Versicherungs Gesellschaft	1,881	$1,165,502
*	SEZ Holding AG	53,128	1,641,625
	SIA Abrasives Holding AG	2,381	854,753
	Siegfried Holding AG	8,560	1,368,045
	Sig Holding AG	20,338	6,231,414
*	Sihl	150	376
	Sika AG	8,623	12,413,350
	Societa Elettrica Sopracenerina SA	2,409	552,726
	Societe Generale d’Affichage	5,872	931,994
*	Spirt Avert AG	1,409	10,249
	St. Galler Kantonalbank	9,217	3,781,451
#	Straumann Holding AG	12,103	3,027,570
	Sulzer AG	14,002	14,307,861
	Swiss Prime Site AG	81,434	4,484,951
	Swissfirst AG	27,315	1,698,191
*	Swisslog Holding AG	798,972	1,001,214
	Swissquote Group Holding SA	4,122	1,282,058
	Tamedia AG	15,322	1,802,512
	Tecan Group AG	40,139	2,352,804
*	Temenos Group AG	152,630	2,539,540
*	Tornos SA	38,028	423,799
*	UMS Schweizerische Metallwerke Holding AG	17,585	381,738
*	Unilabs SA	23,874	806,773
	Valiant Holding AG	60,231	6,817,165
	Valora Holding AG	12,004	3,318,327
	Vaudoise Assurances Holdings SA	3,233	482,875
	Villars Holding SA	150	55,136
*	Von Roll Holding AG	379,814	1,150,845
	Vontobel Holdings AG	114,466	4,927,236
	Walliser Kantonalbank	1,457	588,428
	WMH Walter Meier Holding AG	4,878	539,420
	Zehnder Holding AG	786	1,406,547
	Zueblin Immobilien Holding AG	78,908	707,834
	Zuger Kantonalbank	630	1,993,959
TOTAL COMMON STOCKS			311,940,266

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,579,889

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	13,746

TOTAL — SWITZERLAND			313,533,901

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (14.2%)

@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $54,455,444 FHLMC 6.000%, 03/15/29 & FNMA, rates ranging from 5.500% to 7.170%(r), maturities ranging from 09/25/32 to 11/01/36, valued at $58,540,860) to be repurchased at $57,400,386	$57,392	$57,391,921

30

		Face
		Amount	Value†
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,492,647 FHLMC STRIPS, rates ranging from 0.000% to 5.000%, maturities ranging from 08/01/35 to 08/15/36 & FNMA STRIPS, rates ranging from 0.000% to 6.500%, maturities ranging from 12/01/33 to 07/01/36, valued at $219,300,000) to be repurchased at $215,031,713	$215,000	$215,000,000
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,294,000 FHLMC 5.82%, 06/01/36, valued at $1,257,128) to be repurchased at $1,238,178	1,238	1,238,000

@	Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $37,677,097 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 02/01/08 to 11/01/36 & FNMA, rates ranging from 4.500% to 11.500%, maturities ranging from 11/01/07 to 11/01/36, valued at $35,703,027) to be repurchased at $35,005,163	35,000	35,000,000
TOTAL TEMPORARY CASH INVESTMENTS			308,629,921

TOTAL INVESTMENTS - (100.0%) (Cost $1,443,976,433)			$2,175,082,187

See accompanying Notes to Financial Statements.

31

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Series, as defined and

Board of Trustees of The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of November 30, 2006, and for the year then ended and have issued our unqualified report thereon dated January 23, 2007 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series’ investment portfolios (the “Portfolios”) as of November 30, 2006 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 23, 2007

32

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)   Within 90 days of the filing date of this Form N-CSR, Robert Herrmann, the registrant’s President, Chief Executive Officer and Principal Executive Officer, and Gerard Melia, the registrant’s Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness.  Based on their review, Messrs. Herrmann and Melia determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Code of Ethics referred to in Item 2 is attached.

(a)(2)  Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b)  A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	September 5, 2007

By:	/s/ Gerard Melia
Gerard Melia
Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:	September 5, 2007